UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
College Retirement
Equities Fund
This semi-annual report contains the Accounts' unaudited financial statements.
Account Name Class R1 Class R2 Class R3 Class R4
CREF Stock Account QCSTRX QCSTPX QCSTIX QCSTFX
CREF Global Equities Account QCGLRX QCGLPX QCGLIX QCGLFX
CREF Growth Account QCGRRX QCGRPX QCGRIX QCGRFX
CREF Equity Index Account QCEQRX QCEQPX QCEQIX QCEQFX
CREF Core Bond Account QCBMRX QCBMPX QCBMIX QCBMFX
CREF Inflation-Linked Bond Account QCILRX QCILPX QCILIX QCILFX
CREF Social Choice Account QCSCRX QCSCPX QCSCIX QSCCFX
CREF Money Market Account QCMMRX QCMMPX QCMMIX QCMMFX

Table of Contents
Letter to CREF Participants 3
Important Notices 5
About the Accounts’ Benchmarks 6
Account Performance 7
Expense Examples 15
Summary Portfolio of Investments 18
Statement of Assets and Liabilities 40
Statement of Operations 42
Statement of Changes in Net Assets 44
Financial Highlights 48
Notes to Financial Statements 64
Additional Account Information 76
Approval of Investment Management Agreement 77
Liquidity Risk Management Program 83
Additional Information About Index Providers 84

Letter to CREF Participants
3
Colbert Narcisse
Keeping long-term goals in mind
The strong performance of the financial markets in the first half of 2023 gave most investors a sigh of relief after enduring substantial losses in 2022. Yet, despite the positive trajectory of stocks and bonds, we remain mindful of the uncertainty still surrounding the future direction of interest rates, as well as potential shifts in global economic data and ongoing geopolitical events.
It would have been difficult to predict such a turnaround at the end of last year.
Likewise, no one knows for certain where markets are headed for the remainder of 2023 and beyond. Yet, lessons of the recent past reinforce our belief that a well-balanced and diversified portfolio of stocks, bonds and other assets, managed by professionals, is a wise course of action for all market conditions. However, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
Domestic and international stock markets advanced for the six-month period despite persistent pressure from global inflation and rising interest rates. Both the
U.S. economy and the economy of the 19-nation euro area expanded in the first quarter of 2023; however, the pace of growth slowed. China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed. Central banks around the world reacted to inflation concerns by tightening monetary policies. During the period, the U.S. Federal Reserve increased the federal funds target rate three times to 5.00%–5.25% before pausing in June 2023. The
European Central Bank and the Bank of England also continued to raise their benchmark interest rates.
Returns for the five CREF Accounts that invest primarily in stocks ranged from
30.7% for the Growth Account to 8.3% for the Social Choice Account.
The Core Bond Account rose 2.6%, the Inflation-Linked Bond Account gained
1.7%, and the Money Market Account returned 2.3%.
Most accounts outperformed their respective benchmarks for the six-month period. All account returns are for the Share Class R3.
Stocks and bonds posted gains
For the six-month period, domestic equities, as measured by the Russell 3000®
Index, returned 16.2%. Foreign stocks, as represented by the MSCI EAFE® Index, returned 11.7%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 2.1%. Yields on U.S. fixed-
income securities rose across most maturities, resulting in lower bond prices
(bond yields move in the opposite direction of prices). However, spreads tightened as the U.S. economy remained resilient, enhancing total returns.
CREF performance review
In a positive period for financial markets, all of the CREF Accounts posted gains.
Overall, stocks surpassed bonds, and domestic equities outperformed foreign stocks.
The Growth Account advanced 30.7% and outpaced the Russell 1000® Growth
Index. The Equity Index Account rose 16.1% but lagged the Russell 3000 Index.
The Global Equities Account returned 15.6% and surpassed the MSCI All Country
World Index. The Stock Account gained 13.9% and outperformed its composite benchmark. The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, rose 8.3% but trailed its composite benchmark.

Letter to CREF Participants
(continued)
4
Among fixed-income accounts, the Core Bond Account advanced 2.6%, outperforming the Bloomberg U.S. Aggregate Bond
Index. The Inflation-Linked Bond Account returned 1.7%, surpassing the Bloomberg U.S. Treasury Inflation-Protected Securities
(TIPS) 1–10 Year Index. The Money Market Account gained 2.3% and exceeded the iMoneyNet Money Fund Averages™—All
Government.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to help you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

Important Notices
5
Portfolio Manager Commentaries in Semi-annual Reports
The Accounts include portfolio manager commentary in their annual shareholder reports. For the Accounts’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Account’s December 31, 2022 annual shareholder report.
For current information on your Account’s investment objectives, portfolio management team and average annual total returns please refer to the Account’s website at www.tiaa.org.
For changes that occurred to your Account both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Account Performance section within this report.

About the Accounts’ Benchmarks
6
CREF Stock Account
The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market
Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a
95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Equity Index Account
The Account’s benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Social Choice Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice
Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

CREF Stock Account
7
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Holdings by country
Total return
Average annual total
return
Estimated
annual
Stock Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 13 .73% 16 .98% 7 .99% 9 .33%
†
0 .490%
Class R2 4/24/2015 13 .82 17 .16 8 .17 9 .51
†
0 .320
Class R3 7/31/1952 13 .86 17 .23 8 .23 9 .57 0 .255
Class R4 9/16/2022 13 .95 17 .37
†
8 .26
†
9 .59
†
0 .115
Broad market index
Morningstar Aggressive Target Risk Index
– 10 .03 14 .24 7 .18 8 .55 –
CREF Stock Account Composite Index
‡
– 13 .68 16 .83 8 .90 10 .06 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on June 30, 2023, the CREF Stock Account Composite Benchmark consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The
Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
as of 6/30/2023
Net assets $
114.91
billion
Portfolio turnover rate
*
20%
Number of holdings 9,679
Weighted median market
capitalization $42.24 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
20.2
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 21.3
Financials 15.3
Health care 12.0
Consumer discretionary 11.2
Industrials 11.1
Consumer staples 6.9
Communication services 6.5
Energy 5.0
Materials 4.7
Utilities 2.4
Real estate 2.4
Short-term investments 1.2
Investments purchased with collateral
from securities lending 0.9
Other assets & liabilities, net -0.9
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
62.0
More than $15 billion-$50 billion
19.4
More than $2 billion-$15 billion
14.6
$2 billion or less
4.0
Total 100.0
% of portfolio investments
as of 6/30/2023
United States 65.4
Japan 4.5
United Kingdom 2.9
France 2.5
China 2.5
Canada 2.2
Germany 2.0
Netherlands 1.9
Australia 1.5
Taiwan 1.5
66 other nations 11.1
Short-term investments 2.0
Total 100.0

CREF Global Equities Account
8
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Holdings by country
Total return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 15.41% 18.73% 8.41% 8.94%
†
0.485%
Class R2 4/24/2015 15.50 18.92 8.59 9.12
†
0.315
Class R3 5/1/1992 15.55 18.99 8.65 9.18 0.250
Class R4 9/16/2022 15.63 19.13
†
8.67
†
9.19
†
0.110
MSCI All Country World Index
– 13.93 16.53 8.10 8.75 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2023
Net assets $
24.43
billion
Portfolio turnover rate
*
18%
Number of holdings 2,512
Weighted median market
capitalization $127.05 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
19.9
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 21.3
Financials 15.0
Consumer discretionary 11.7
Health care 11.5
Industrials 9.6
Consumer staples 7.6
Communication services 7.6
Energy 5.8
Materials 5.5
Utilities 1.8
Real estate 1.0
Short-term investments 1.5
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
72.4
More than $15 billion-$50 billion
19.3
More than $2 billion-$15 billion
7.8
$2 billion or less
0.5
Total 100.0
% of portfolio investments
as of 6/30/2023
United States 63.2
Japan 5.8
France 2.8
United Kingdom 2.7
China 2.5
Germany 2.4
Netherlands 2.4
Canada 2.0
Taiwan 1.9
Australia 1.6
41 other nations 10.9
Short-term investments 1.8
Total 100.0

CREF Growth Account
9
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Total return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 30 .58% 28 .07% 11 .98% 14 .15%
†
0 .450%
Class R2 4/24/2015 30 .68 28 .27 12 .17 14 .34
†
0 .280
Class R3 4/29/1994 30 .73 28 .35 12 .23 14 .40 0 .215
Class R4 9/16/2022 30 .83 28 .50
†
12 .26
†
14 .41
†
0 .075
Russell 1000® Growth Index
– 29 .02 27 .11 15 .14 15 .74 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2023
Net assets $
31.53
billion
Portfolio turnover rate
*
21%
Number of holdings 99
Weighted median market
capitalization $375.99 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
41.8
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 38.7
Consumer discretionary 14.6
Health care 12.5
Communication services 10.1
Financials 8.8
Consumer staples 5.7
Industrials 5.7
Energy 1.9
Materials 1.8
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
88.5
More than $15 billion-$50 billion
10.4
More than $2 billion-$15 billion
1.0
$2 billion or less
0.1
Total 100.0

CREF Equity Index Account
10
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Total return
Average annual total
return
Estimated
annual
Equity Index Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 15 .92% 18 .52% 10 .98% 11 .85%
†
0 .405%
Class R2 4/24/2015 16 .01 18 .70 11 .16 12 .04
†
0 .235
Class R3 4/29/1994 16 .05 18 .78 11 .23 12 .10 0 .170
Class R4 9/16/2022 16 .14 18 .92
†
11 .25
†
12 .12
†
0 .030
Russell 3000® Index
– 16 .17 18 .95 11 .39 12 .34 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2023
Net assets $
21.72
billion
Portfolio turnover rate
*
1%
Number of holdings 2,810
Weighted median market
capitalization $131.89 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
26.2
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 26.4
Health care 13.4
Financials 12.9
Consumer discretionary 10.9
Industrials 9.9
Communication services 7.8
Consumer staples 6.2
Energy 4.1
Real estate 2.9
Materials 2.8
Utilities 2.5
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.6
Other assets & liabilities, net -0.5
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
68.3
More than $15 billion-$50 billion
17.6
More than $2 billion-$15 billion
11.9
$2 billion or less
2.2
Total 100.0

CREF Core Bond Account
11
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day
SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 2 .51% - 0 .03% 0 .78% 1 .54%
†
0 .465%
Class R2 4/24/2015 2 .58 0 .12 0 .95 1 .71
†
0 .295
Class R3 3/1/1990 2 .62 0 .18 1 .01 1 .77 0 .230
Class R4 9/16/2022 2 .70 0 .30
†
1 .03
†
1 .78
†
0 .090
Bloomberg U.S. Aggregate Bond Index
– 2 .09 - 0 .94 0 .77 1 .52 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2023
Net assets $
10.69
billion
Portfolio turnover rate
*
49%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions
*
47%
Number of issues 1,813
Option-adjusted duration
‡
6.32 years
Average maturity
§
9.66 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2023
Government bonds
43.6
Corporate bonds
33.7
Structured assets
19.8
Bank loan obligations
0.4
Preferred stocks
0.1
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.4
Other assets & liabilities, net 1.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
Less than 1 year 3.1
1-3 years 14.9
3-5 years 15.0
5-10 years 42.6
Over 10 years 24.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
U.S. Treasury & U.S. agency securities* 36.6
Aaa/AAA 8.1
Aa/AA 10.2
A/A 16.6
Baa/BBB 23.8
Ba/BB 2.1
B/B 0.8
Below B/B 0.1
Non-rated 1.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Inflation-Linked Bond Account
12
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 1 .56% - 0 .53% 2 .56% 1 .78%
†
0 .420%
Class R2 4/24/2015 1 .63 - 0 .38 2 .73 1 .95
†
0 .250
Class R3 5/1/1997 1 .68 - 0 .32 2 .79 2 .01 0 .185
Class R4 9/16/2022 1 .75 - 0 .20
†
2 .81
†
2 .02
†
0 .045
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 1 .48 - 0 .91 2 .75 1 .98 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2023
Net assets $
7.04
billion
Portfolio turnover rate
*
14%
Number of issues 197
Option-adjusted duration
‡
4.15 years
Average maturity
§
4.66 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2023
Government bonds
91.2
Structured assets
4.0
Corporate bonds
3.5
Bank loan obligations
0.5
Common stocks
0.3
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 0.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
Less than 1 year 6.3
1-3 years 28.1
3-5 years 31.9
5-10 years 32.4
Over 10 years 1.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
U.S. Treasury & U.S. agency securities* 91.2
Aaa/AAA 0.5
Aa/AA 0.6
A/A 1.4
Baa/BBB 2.2
Ba/BB 2.6
B/B 0.4
Non-rated 1.1
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Social Choice Account
13
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Holdings by maturity
Total return
Average annual total
return
Estimated
annual
Social Choice Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 8.21% 9.76% 5.99% 6.54%
†
0.440%
Class R2 4/24/2015 8.30 9.93 6.17 6.72
†
0.270
Class R3 3/1/1990 8.34 10.00 6.23 6.77 0.205
Class R4 9/16/2022 8.42 10.13
†
6.26
†
6.79
†
0.065
Broad market index
Morningstar Moderate Target Risk Index
– 6.91 8.39 5.19 6.05 –
CREF Social Choice Account Composite Index
‡
– 9.57 10.66 6.23 7.02 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on June 30, 2023, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond
Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
as of 6/30/2023
Net assets $
20.09
billion
Portfolio turnover rate
*
36%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions
*
35%
Equity segment
Number of holdings 939
Weighted median market
capitalization 84.14 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
22.7
Fixed-income segment
Number of issues 1,008
Option-adjusted duration
‡
6.25 years
Average maturity
§
9.94 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2023
Equity Investments 59.9
Fixed-income securities 39.0
Short-term investments 0.9
Investments purchased with collateral
from securities lending 0.8
Other assets & liabilities, net -0.6
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
60.4
More than $15 billion-$50 billion
27.6
More than $2 billion-$15 billion
10.9
$2 billion or less
1.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
Less than 1 year 5.1
1-3 years 12.1
3-5 years 10.7
5-10 years 42.9
Over 10 years 29.2
Total 100.0

CREF Money Market Account
14
Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account's sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.
Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of
$1.00 per accumulation unit.
Account profile Portfolio composition Net annualized yield
Total return
Average annual total
return
Estimated
annual
Money Market Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R1 4/24/2015 1.96% 2.86% 1.06% 0.59%
†
0.415%
Class R2 4/24/2015 2.27 3.31 1.30 0.74
†
0.245
Class R3 4/1/1988 2.31 3.49 1.38 0.80 0.180
Class R4 9/16/2022 2.38 3.59
†
1.40
†
0.81
†
0.040
iMoneyNet Money Fund Averages™—All Government
§
– 2.18 3.43 1.28 0.76 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 6/30/2023
Net assets $
9.10
billion
Number of issues 78
% of net assets
as of 6/30/2023
U.S. government agency securities* 35.6
Repurchase agreements 33.1
Variable rate securities, government 23.1
U.S. Treasury securities* 9.8
Other assets & liabilities, net -1.6
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended June 27, 2023)
*
Current
yield
Effective
yield
Money Market Account
Class R1 4.68% 4.79%
Class R2 4.83 4.95
Class R3 4.91 5.03
Class R4 5.09 5.22
iMoneyNet Money
Fund Averages™—
All Government
§
4.75 4.86
The current yield more closely reflects current
earnings than does the total return.
* Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§ The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

15
Expense Examples
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( January 1, 2023 – June 30, 2023 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the
Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
20.1
Stock Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,137.33 $1,138.20 $1,138.65 $1,139.50
Expenses incurred during the period*
$2.69 $1.87 $1.45 $0.66
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.28 $1,023.04 $1,023.44 $1,024.18
Expenses incurred during the period*
$2.54 $1.77 $1.37 $0.62
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.51% for Class
R1, 0.35% for Class R2, 0.27% for Class R3 and 0.12% for Class R4.
20.2
Global Equities Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,154.14 $1,155.02 $1,155.48 $1,156.35
Expenses incurred during the period*
$2.67 $1.85 $1.42 $0.61
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.32 $1,023.08 $1,023.48 $1,024.23
Expenses incurred during the period*
$2.51 $1.74 $1.33 $0.57
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.50% for Class
R1, 0.35% for Class R2, 0.27% for Class R3 and 0.11% for Class R4.

Expense Examples
(continued)
16
20.3
Growth Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,305.82 $1,306.82 $1,307.34 $1,308.31
Expenses incurred during the period*
$2.60 $1.72 $1.27 $0.39
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.54 $1,023.30 $1,023.70 $1,024.45
Expenses incurred during the period*
$2.28 $1.51 $1.11 $0.35
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.46% for Class
R1, 0.30% for Class R2, 0.22% for Class R3 and 0.07% for Class R4.
20.4
Equity Index Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,159.20 $1,160.08 $1,160.54 $1,161.40
Expenses incurred during the period*
$2.22 $1.40 $0.97 $0.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.74 $1,023.50 $1,023.90 $1,024.65
Expenses incurred during the period*
$2.08 $1.31 $0.91 $0.15
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.41% for Class
R1, 0.26% for Class R2, 0.18% for Class R3 and 0.03% for Class R4.
20.5
Core Bond Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.05 $1,025.83 $1,026.24 $1,027.02
Expenses incurred during the period*
$2.36 $1.59 $1.19 $0.42
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.46 $1,023.22 $1,023.62 $1,024.38
Expenses incurred during the period*
$2.36 $1.59 $1.19 $0.42
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.47% for Class
R1, 0.32% for Class R2, 0.24% for Class R3 and 0.08% for Class R4.

17
20.6
Inflation-Linked Bond Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,015.57 $1,016.34 $1,016.75 $1,017.51
Expenses incurred during the period*
$2.14 $1.38 $0.97 $0.22
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.67 $1,023.43 $1,023.83 $1,024.58
Expenses incurred during the period*
$2.15 $1.38 $0.98 $0.22
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.43% for Class
R1, 0.28% for Class R2, 0.19% for Class R3 and 0.04% for Class R4.
20.7
Social Choice Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,082.12 $1,082.95 $1,083.38 $1,084.19
Expenses incurred during the period*
$2.32 $1.53 $1.12 $0.34
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.56 $1,023.33 $1,023.72 $1,024.47
Expenses incurred during the period*
$2.26 $1.48 $1.08 $0.33
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.45% for Class
R1, 0.30% for Class R2, 0.22% for Class R3 and 0.07% for Class R4.
20.8
Money Market Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.58 $1,022.67 $1,023.08 $1,023.85
Expenses incurred during the period*
$4.38 $1.35 $0.95 $0.18
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.46 $1,023.46 $1,023.85 $1,024.62
Expenses incurred during the period*
$4.38 $1.35 $0.95 $0.18
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratios for that period were 0.87% for Class
R1, 0.27% for Class R2, 0.19% for Class R3 and 0.04% for Class R4.

CREF Stock Account June 30, 2023
Summary Portfolio of Investments
18
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO $ 56 0.0%
$ 4,636,868
TOTAL CORPORATE BONDS
(Cost $64) 56 0.0
GOVERNMENT BONDS
U.S. TREASURY SECURITIES 204 0.0
200,000
TOTAL GOVERNMENT BONDS
(Cost $210) 204 0.0
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,432,458 * Tesla, Inc 898,515 0.8
Other 1,510,420 1.3
2,408,935 2.1
BANKS
5,027,664 JPMorgan Chase & Co 731,223 0.6
11,498,832 Wells Fargo & Co 490,770 0.4
Other 5,712,549 5.0
6,934,542 6.0
CAPITAL GOODS
2,029,360 e Eaton Corp 408,104 0.4
2,060,441 Honeywell International, Inc 427,542 0.4
4,692,782 Raytheon Technologies Corp 459,705 0.4
Other 8,012,242 6.9
9,307,593 8.1
COMMERCIAL & PROFESSIONAL SERVICES 1,418,991 1.2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
17,732,018 * Amazon.com, Inc 2,311,546 2.0
Other 2,625,034 2.3
4,936,580 4.3
CONSUMER DURABLES & APPAREL 2,339,839 2.0
CONSUMER SERVICES
8,812,494 a,e Arcos Dorados Holdings, Inc 90,328 0.1
1,810,236 McDonald's Corp 540,192 0.5
Other 2,524,008 2.2
3,154,528 2.8
CONSUMER STAPLES DISTRIBUTION & RETAIL
903,418 Costco Wholesale Corp 486,382 0.4
3,165,476 Walmart, Inc 497,550 0.5
Other 975,049 0.8
1,958,981 1.7
ENERGY
3,241,113 Chevron Corp 509,989 0.5
4,057,531 ConocoPhillips 420,401 0.4
3,385,233 EOG Resources, Inc 387,406 0.4
5,952,631 Exxon Mobil Corp 638,420 0.6
14,844,783 Shell plc 442,845 0. 3
Other 3,356,959 2. 8
5,756,020 5.0
Shares Description
1 1
Value
(000)
% of net
assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
3,099,741 Prologis, Inc $ 380,121 0.4%
Other 1,898,459 1.6
2,278,580 2.0
FINANCIAL SERVICES
1,845,215 * Berkshire Hathaway, Inc (Class B) 629,218 0.6
2,377,100 Mastercard, Inc (Class A) 934,913 0.8
2,842,053 Visa, Inc (Class A) 674,931 0.6
Other 5,278,493 4.5
7,517,555 6.5
FOOD, BEVERAGE & TOBACCO
3,278,645 Nestle S.A. 394,393 0.4
2,786,426 PepsiCo, Inc 516,102 0.5
4,577,070 Philip Morris International, Inc 446,814 0.4
Other 2,721,549 2.3
4,078,858 3.6
HEALTH CARE EQUIPMENT & SERVICES
4,361,381 Abbott Laboratories 475,478 0.4
1,105,439 Elevance Health, Inc 491,135 0.5
2,000,093 UnitedHealth Group, Inc 961,325 0.9
Other 3,782,918 3.2
5,710,856 5.0
HOUSEHOLD & PERSONAL PRODUCTS
3,418,249 Procter & Gamble Co 518,685 0.5
Other 1,289,801 1.1
1,808,486 1.6
INSURANCE 3,173,279 2.8
MATERIALS
1,555,871 Linde plc 592,911 0.5
Other 4,846,151 4.2
5,439,062 4.7
MEDIA & ENTERTAINMENT
8,609,441 * Alphabet, Inc (Class A) 1,030,550 0.9
8,340,658 * Alphabet, Inc (Class C) 1,008,969 0.9
5,907,101 *,a HUYA, Inc (ADR) 21,147 0.0
453,706 *,a iClick Interactive Asia Group Ltd (ADR) 635 0.0
4,757,632 * Meta Platforms, Inc 1,365,345 1.2
10,603,725 Tencent Holdings Ltd 449,610 0.4
Other 2,395,872 2.1
6,272,128 5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,663,101 AbbVie, Inc 493,530 0.5
3,256,831 AstraZeneca plc 466,880 0.4
1,163,594 Eli Lilly & Co 545,702 0.5
3,421,455 Johnson & Johnson 566,319 0.5
5,048,584 Merck & Co, Inc 582,556 0.5
3,534,665 Novo Nordisk AS 570,989 0.5
Other 4,860,068 4.1
8,086,044 7.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 454,292 0.4

19
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
810,673 ASML Holding NV $ 588,004 0.5%
1,280,703 Broadcom, Inc 1,110,920 1.0
4,325,345 NVIDIA Corp 1,829,707 1.6
43,176,146 Taiwan Semiconductor Manufacturing
Co Ltd
797,607 0.7
Other 3,009,295 2.6
7,335,533 6.4
SOFTWARE & SERVICES
1,226,750 e Accenture plc 378,551 0. 3
14,075,527 Microsoft Corp 4,793,280 4.2
4,075,708 Oracle Corp 485,376 0.5
2,641,318 * Salesforce, Inc 558,005 0.5
Other 4,008,076 3. 4
10,223,288 8.9
TECHNOLOGY HARDWARE & EQUIPMENT
22,593,341 d Apple, Inc 4,382,430 3.8
7,617,347 Samsung Electronics Co Ltd 419,436 0.4
Other 2,076,897 1.8
6,878,763 6.0
TELECOMMUNICATION SERVICES 1,168,003 1.0
TRANSPORTATION
2,052,467 Union Pacific Corp 419,976 0.4
Other 1,637,721 1.4
2,057,697 1.8
UTILITIES
6,534,767 NextEra Energy, Inc 484,880 0.4
Other 2,310,929 2.0
2,795,809 2.4
TOTAL COMMON STOCKS
(Cost $102,074,959) 113,494,242 98.8
a a a a
RIGHTS/WARRANTS
CAPITAL GOODS 55 0.0
CONSUMER DURABLES & APPAREL 1,763 0.0
CONSUMER SERVICES 0 0.0
ENERGY 4 0.0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6 0.0
FINANCIAL SERVICES 0 ^ 0.0
MATERIALS 56 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1 0.0
UTILITIES 68 0.0
TOTAL RIGHTS/WARRANTS
(Cost $436) 1,953 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $102,075,669) 113,496,455 98.8
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 434,888 0.4
Principal Description
1 1
Value
(000)
% of net
assets
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 943,610,000 r 5.050%, 07/03/23 $ 943,610 0.8%
943,610 0.8
TREASURY DEBT 33,471 0.0
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,411,818) 1,411,969 1.2
a a a a
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT 318,750 0.3
COMMERCIAL PAPER 19,830 0.0
REPURCHASE AGREEMENT 624,809 0.6
VARIABLE RATE SECURITIES 27,000 0.0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $990,389 ) 990,389 0.9
TOTAL PORTFOLIO
(Cost $104,477,876) 115,898,813 100.9
OTHER ASSETS & LIABILITIES, NET (991,991) (0.9)
NET ASSETS $ 114,906,822 100.0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
* Non-income producing
a Affiliated holding
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,387,424,555.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $943,610,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
2.625%–3.250% and maturity dates 5/31/27–6/30/27, valued at $962,482,216.

Summary Portfolio of Investments
(continued)
CREF Stock Account June 30, 2023
20
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E Mini Index 458 09/15/23  $ 43,205 $ 43,595 $ 390
S&P 500 E Mini Index 2,996 09/15/23 651,487 672,340 20,853
S&P Mid-Cap 400 E Mini Index 249 09/15/23 63,926 65,838 1,912
Total 3,703   $ 758,618  $ 781,773  $ 23,155

21
See Notes to Financial Statements
CREF Global Equities Account June 30, 2023
Summary Portfolio of Investments
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
CORPORATE BONDS
INDIA $ 14 0 .0%
TOTAL CORPORATE BONDS
(Cost $16) 14 0 .0
Shares
COMMON STOCKS
AUSTRALIA
25,053,800 Glencore Xstrata plc 142,052 0 .6
Other 247,224 1 .0
389,276 1 .6
AUSTRIA 11,692 0 .1
BELGIUM 26,344 0 .1
BERMUDA 12,038 0 .1
BRAZIL 300,061 1 .2
CANADA 482,693 2 .0
CHILE 12,800 0 .1
CHINA
2,792,000 Tencent Holdings Ltd 118,384 0 .5
Other 503,922 2 .1
622,306 2 .6
COLOMBIA 829 0 .0
CZECH REPUBLIC 1,722 0 .0
DENMARK
682,821 Novo Nordisk AS 110,303 0 .5
Other 32,645 0 .1
142,948 0 .6
EGYPT 650 0 .0
FINLAND 42,336 0 .2
FRANCE
949,926 Airbus SE 137,342 0 .6
Other 553,338 2 .2
690,680 2 .8
GERMANY
678,839 Siemens AG. 113,163 0 .5
Other 482,272 1 .9
595,435 2 .4
GREECE 8,158 0 .0
HONG KONG 73,483 0 .3
HUNGARY 2,408 0 .0
INDIA 207,726 0 .9
INDONESIA 53,361 0 .2
IRELAND 142,623 0 .6
ISRAEL 6,752 0 .0
ITALY 223,201 0 .9
JAPAN
3,330,700 Nintendo Co Ltd 151,841 0 .6
1,972,565 Sony Corp 178,064 0 .7
Shares Description
1 1
Value
(000)
% of net
assets
JAPAN—continued
6,982,710 * Toyota Motor Corp $ 112,227 0 .5%
Other 981,792 4 .0
1,423,924 5 .8
KOREA, REPUBLIC OF
3,578,572 Samsung Electronics Co Ltd 197,048 0 .8
Other 163,572 0 .7
360,620 1 .5
KUWAIT 5,553 0 .0
LUXEMBOURG 246 0 .0
MACAU 1,784 0 .0
MALAYSIA 12,507 0 .1
MEXICO 85,540 0 .4
NETHERLANDS
197,166 ASML Holding NV 143,010 0 .6
8,647,562 ING Groep NV 116,583 0 .5
5,631,186 Shell plc 167,988 0 .7
Other 165,994 0 .6
593,575 2 .4
NORWAY 126,316 0 .5
PERU 2,607 0 .0
PHILIPPINES 13,318 0 .1
POLAND 11,143 0 .0
PORTUGAL 24,793 0 .1
QATAR 10,267 0 .0
ROMANIA 670 0 .0
RUSSIA 2 0 .0
SAUDI ARABIA 64,317 0 .3
SINGAPORE 27,834 0 .1
SOUTH AFRICA 46,585 0 .2
SPAIN 129,731 0 .5
SWEDEN 107,246 0 .4
SWITZERLAND 284,348 1 .2
TAIWAN
16,955,100 Taiwan Semiconductor Manufacturing
Co Ltd
313,217 1 .3
Other 148,256 0 .6
461,473 1 .9
THAILAND 24,364 0 .1
TURKEY 8,276 0 .0
UNITED ARAB EMIRATES 15,270 0 .1
UNITED KINGDOM
1,232,830 AstraZeneca plc 176,731 0 .7
Other 482,600 2 .0
659,331 2 .7
UNITED STATES
1,055,231 Abbott Laboratories 115,041 0 .5
259,354 * Adobe, Inc 126,822 0 .5
1,929,023 * Alphabet, Inc (Class A) 230,904 1 .0
1,980,637 * Alphabet, Inc (Class C) 239,598 1 .0

Summary Portfolio of Investments
(continued)
CREF Global Equities Account June 30, 2023
22
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/23, the aggregate value of securities on loan is $93,580,478.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
UNITED STATES—continued
4,580,969 * Amazon.com, Inc $ 597,175 2 .5%
5,024,377 d Apple, Inc 974,578 4 .0
382,558 * Berkshire Hathaway, Inc (Class B) 130,452 0 .5
338,975 Broadcom, Inc 294,037 1 .2
502,658 Caterpillar, Inc 123,679 0 .5
2,611,757 Coca-Cola Co 157,280 0 .7
384,476 Costco Wholesale Corp 206,994 0 .9
245,279 Eli Lilly & Co 115,031 0 .5
2,759,927 Exxon Mobil Corp 296,002 1 .2
3,346,477 Freeport-McMoRan, Inc (Class B) 133,859 0 .6
552,774 Home Depot, Inc 171,714 0 .7
709,058 Honeywell International, Inc 147,130 0 .6
675,716 Johnson & Johnson 111,845 0 .5
1,335,451 JPMorgan Chase & Co 194,228 0 .8
393,685 Linde plc 150,147 0 .6
446,197 Mastercard, Inc (Class A) 175,489 0 .7
654,883 McDonald's Corp 195,424 0 .8
1,336,464 Merck & Co, Inc 154,215 0 .6
1,337,496 * Meta Platforms, Inc 383,835 1 .6
3,120,750 Microsoft Corp 1,062,740 4 .4
1,359,030 Morgan Stanley 116,061 0 .5
1,379,213 NVIDIA Corp 583,435 2 .4
1,392,290 Procter & Gamble Co 211,266 0 .9
897,200 * Salesforce, Inc 189,542 0 .8
416,694 Stryker Corp 127,129 0 .5
1,283,080 * Tesla, Inc 335,872 1 .4
759,962 Union Pacific Corp 155,503 0 .5
449,978 UnitedHealth Group, Inc 216,277 0 .8
862,166 Visa, Inc (Class A) 204,747 0 .7
1,012,433 Walmart, Inc 159,134 0 .6
3,987,062 Wells Fargo & Co 170,168 0 .6
Other 6,513,281 26 .7
15,470,634 63 .3
TOTAL COMMON STOCKS
(Cost $20,174,849) 24,021,796 98 .4
a a a a
RIGHTS/WARRANTS
AUSTRALIA 1 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $0) 1 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $20,174,865) 24,021,811 98 .4
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 120,508 0 .5
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 256,295,000 r 5.050%, 07/03/23 256,295 1 .0
256,295 1 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $376,759) 376,803 1 .5
a a a a
Principal Description
1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT $ 37,750 0 .2%
COMMERCIAL PAPER 3,966 0 .0
REPURCHASE AGREEMENT 22,388 0 .1
VARIABLE RATE SECURITIES 5,000 0 .0
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $69,104) 69,104 0 .3
TOTAL PORTFOLIO
(Cost $20,620,728) 24,467,718 100 .2
OTHER ASSETS & LIABILITIES, NET (38,373) ( 0 .2 )
NET ASSETS $ 24,429,345 100 .0%
* Non-income producing
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $256,295,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate
3.250% and maturity date 6/30/27, valued at $261,420,969.

23
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 777 09/15/23  $ 83,239 $ 83,741 $ 502
S&P 500 E Mini Index 946 09/15/23 205,961 212,295 6,334
Total 1,723   $ 289,200  $ 296,036  $ 6,836

CREF Growth Account June 30, 2023
Summary Portfolio of Investments
24
See Notes to Financial Statements
(Unaudited)
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,253,867 * Tesla, Inc $ 589,995 1.9%
589,995 1.9
CAPITAL GOODS
2,046,215 * Boeing Co 432,079 1.4
3,925,419 Carrier Global Corp 195,132 0.6
2,372,365 Raytheon Technologies Corp 232,397 0.8
Other 201,430 0.6
1,061,038 3.4
COMMERCIAL & PROFESSIONAL SERVICES
1,054,014 Waste Connections, Inc 150,650 0.5
Other 171,522 0.5
322,172 1.0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,564,426 * Amazon.com, Inc 2,028,979 6.4
1,749,120 TJX Companies, Inc 148,308 0.5
Other 164,598 0.5
2,341,885 7.4
CONSUMER DURABLES & APPAREL
274,201 Kering 151,413 0.5
Other 124,818 0.4
276,231 0.9
CONSUMER SERVICES
228,593 * Booking Holdings, Inc 617,276 2.0
6,393,533 * Las Vegas Sands Corp 370,825 1.2
1,359,045 Starbucks Corp 134,627 0.4
Other 273,796 0.8
1,396,524 4.4
CONSUMER STAPLES DISTRIBUTION & RETAIL
1,269,895 Costco Wholesale Corp 683,686 2.2
683,686 2.2
ENERGY
1,556,054 ConocoPhillips 161,223 0.5
2,594,278 EOG Resources, Inc 296,889 0.9
Other 132,415 0.5
590,527 1.9
FINANCIAL SERVICES
2,098,719 e iShares Russell 1000 Growth Index Fund 577,525 1.8
2,113,677 Mastercard, Inc (Class A) 831,309 2.6
3,483,933 * PayPal Holdings, Inc 232,483 0.7
2,590,954 Visa, Inc (Class A) 615,300 2.0
Other 448,794 1.5
2,705,411 8.6
FOOD, BEVERAGE & TOBACCO
8,239,476 * Monster Beverage Corp 473,275 1.5
1,830,238 PepsiCo, Inc 338,997 1.1
Other 71,149 0.2
883,421 2.8
Shares Description
1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
521,800 * Align Technology, Inc $ 184,529 0.6%
3,568,644 * Dexcom, Inc 458,606 1.5
490,361 Elevance Health, Inc 217,863 0.7
1,323,165 * Intuitive Surgical, Inc 452,443 1.4
1,055,735 UnitedHealth Group, Inc 507,429 1.6
1,043,131 * Veeva Systems, Inc 206,258 0.6
Other 82,413 0.3
2,109,541 6.7
HOUSEHOLD & PERSONAL PRODUCTS
816,892 Estee Lauder Cos (Class A) 160,421 0.5
Other 64,910 0.2
225,331 0.7
INSURANCE 73,352 0.2
MATERIALS
4,471,895 Corteva, Inc 256,240 0.8
844,860 Linde plc 321,959 1.0
578,199 1.8
MEDIA & ENTERTAINMENT
5,684,013 * Alphabet, Inc (Class A) 680,376 2.2
5,955,380 * Alphabet, Inc (Class C) 720,422 2.3
4,873,547 * Meta Platforms, Inc 1,398,611 4.4
Other 392,914 1.2
3,192,323 10.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,475,748 AstraZeneca plc (ADR) 248,759 0.8
1,148,461 Eli Lilly & Co 538,605 1.7
1,067,037 Novo Nordisk AS (ADR) 172,679 0.5
1,769,352 Zoetis, Inc 304,700 1.0
Other 562,967 1.8
1,827,710 5.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,288,620 * Advanced Micro Devices, Inc 146,787 0.5
2,085,503 Applied Materials, Inc 301,438 1.0
956,958 Broadcom, Inc 830,094 2.6
4,146,609 NVIDIA Corp 1,754,098 5.6
Other 243,198 0.7
3,275,615 10.4
SOFTWARE & SERVICES
973,265 Intuit, Inc 445,940 1.4
10,548,017 Microsoft Corp 3,592,022 11.4
1,142,644 Oracle Corp 136,077 0.4
1,836,576 * Palo Alto Networks, Inc 469,264 1.5
2,370,696 * Salesforce, Inc 500,833 1.6
690,614 * ServiceNow, Inc 388,104 1.2
842,172 * Synopsys, Inc 366,690 1.2
Other 497,718 1.6
6,396,648 20.3
TECHNOLOGY HARDWARE & EQUIPMENT
12,399,911 Apple, Inc 2,405,211 7.6
Other 107,806 0.4
2,513,017 8.0

25
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
TRANSPORTATION
7,018,107 * Uber Technologies, Inc $ 302,972 1.0%
Other 109,942 0.3
412,914 1.3
TOTAL COMMON STOCKS
(Cost $26,778,988) 31,455,540 99.8
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $26,778,988) 31,455,540 99.8
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 9,997 0.0
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 152,020,000 r 5.050%, 07/03/23 152,020 0.5
152,020 0.5
TOTAL SHORT-TERM INVESTMENTS
(Cost $162,014) 162,017 0.5
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
4,783 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 5 0.0
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $5) 5 0.0
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $26,941,007) 31,617,562 100.3
OTHER ASSETS & LIABILITIES, NET (84,840) (0.3)
NET ASSETS $ 31,532,722 100.0%
ADR American Depositary Receipt
* Non-income producing
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$5,641,190.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $152,020,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate
2.750% and maturity date 7/31/27, valued at $155,060,416.

CREF Equity Index Account June 30, 2023
Summary Portfolio of Investments
26
See Notes to Financial Statements
(Unaudited)
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,375,707 * Tesla, Inc $ 360,119 1 .7%
Other 115,891 0 .5
476,010 2 .2
BANKS
3,473,264 Bank of America Corp 99,648 0 .5
1,456,831 JPMorgan Chase & Co 211,881 1 .0
1,884,455 Wells Fargo & Co 80,429 0 .4
Other 316,597 1 .4
708,555 3 .3
CAPITAL GOODS
728,658 Raytheon Technologies Corp 71,379 0 .4
Other 1,343,084 6 .1
1,414,463 6 .5
COMMERCIAL & PROFESSIONAL SERVICES 349,999 1 .6
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,492,206 * Amazon.com, Inc 585,604 2 .7
505,000 Home Depot, Inc 156,873 0 .7
Other 367,736 1 .7
1,110,213 5 .1
CONSUMER DURABLES & APPAREL 258,160 1 .2
CONSUMER SERVICES
363,563 McDonald's Corp 108,491 0 .5
Other 411,114 1 .9
519,605 2 .4
CONSUMER STAPLES DISTRIBUTION & RETAIL
221,308 Costco Wholesale Corp 119,148 0 .6
709,467 Walmart, Inc 111,514 0 .5
Other 137,763 0 .6
368,425 1 .7
ENERGY
862,277 Chevron Corp 135,679 0 .6
2,025,314 Exxon Mobil Corp 217,215 1 .0
Other 547,323 2 .5
900,217 4 .1
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 605,740 2 .8
FINANCIAL SERVICES
913,040 * Berkshire Hathaway, Inc (Class B) 311,347 1 .4
418,313 Mastercard, Inc (Class A) 164,523 0 .8
807,422 Visa, Inc (Class A) 191,747 0 .9
Other 971,476 4 .4
1,639,093 7 .5
FOOD, BEVERAGE & TOBACCO
1,941,639 Coca-Cola Co 116,925 0 .6
686,779 PepsiCo, Inc 127,205 0 .6
770,256 Philip Morris International, Inc 75,192 0 .4
Other 343,926 1 .5
663,248 3 .1
Shares Description
1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
863,155 Abbott Laboratories $ 94,101 0 .4%
463,534 UnitedHealth Group, Inc 222,793 1 .0
Other 911,309 4 .3
1,228,203 5 .7
HOUSEHOLD & PERSONAL PRODUCTS
1,173,974 Procter & Gamble Co 178,139 0 .8
Other 118,426 0 .6
296,565 1 .4
INSURANCE 465,161 2 .1
MATERIALS
244,631 Linde plc 93,224 0 .4
Other 511,884 2 .4
605,108 2 .8
MEDIA & ENTERTAINMENT
2,962,974 * Alphabet, Inc (Class A) 354,668 1 .6
2,567,765 * Alphabet, Inc (Class C) 310,623 1 .4
2,062,053 Comcast Corp (Class A) 85,678 0 .4
1,102,848 * Meta Platforms, Inc 316,495 1 .5
218,971 * Netflix, Inc 96,455 0 .5
914,896 * Walt Disney Co 81,682 0 .4
Other 254,810 1 .1
1,500,411 6 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
879,743 AbbVie, Inc 118,528 0 .6
328,137 Danaher Corp 78,753 0 .4
421,946 Eli Lilly & Co 197,884 0 .9
1,296,781 Johnson & Johnson 214,643 1 .0
1,265,638 Merck & Co, Inc 146,042 0 .7
2,817,377 Pfizer, Inc 103,341 0 .4
192,349 Thermo Fisher Scientific, Inc 100,358 0 .4
Other 720,888 3 .3
1,680,437 7 .7
REAL ESTATE MANAGEMENT & DEVELOPMENT 30,739 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
799,225 * Advanced Micro Devices, Inc 91,040 0 .4
203,509 Broadcom, Inc 176,530 0 .8
2,074,355 Intel Corp 69,366 0 .3
1,184,757 NVIDIA Corp 501,176 2 .3
451,915 Texas Instruments, Inc 81,354 0 .4
Other 483,777 2 .3
1,403,243 6 .5
SOFTWARE & SERVICES
315,034 Accenture plc 97,213 0 .5
228,369 * Adobe, Inc 111,670 0 .5
3,710,694 Microsoft Corp 1,263,640 5 .8
758,133 Oracle Corp 90,286 0 .4
471,927 * Salesforce, Inc 99,699 0 .5
Other 841,051 3 .8
2,503,559 11 .5
TECHNOLOGY HARDWARE & EQUIPMENT
7,440,928 Apple, Inc 1,443,317 6 .7
2,049,087 Cisco Systems, Inc 106,020 0 .5
Other 280,561 1 .2
1,829,898 8 .4

27
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/23, the aggregate value of securities on loan is $163,327,046.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
TELECOMMUNICATION SERVICES
2,108,537 Verizon Communications, Inc $ 78,416 0 .4%
Other 108,536 0 .5
186,952 0 .9
TRANSPORTATION 391,798 1 .8
UTILITIES
1,009,411 NextEra Energy, Inc 74,898 0 .4
Other 466,659 2 .1
541,557 2 .5
TOTAL COMMON STOCKS
(Cost $7,694,083) 21,677,359 99 .8
a a a a
RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^ 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $0) 0 ^ 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,694,083) 21,677,359 99 .8
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 9,920 0 .0
REPURCHASE AGREEMENT 28,040 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,953) 37,960 0 .1
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
127,193,567 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 127,194 0 .6
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $127,194) 127,194 0 .6
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,859,230) 21,842,513 100 .5
OTHER ASSETS & LIABILITIES, NET (118,415) ( 0 .5 )
NET ASSETS $ 21,724,098 100 .0%
^ Amount represents less than $1,000.
* Non-income producing
c Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E Mini Index 131 09/15/23  $ 28,530 $ 29,399 $ 869

CREF Core Bond Account June 30, 2023
Summary Portfolio of Investments
28
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS $ 1,817 0 .0%
CAPITAL GOODS 4,371 0 .0
COMMERCIAL & PROFESSIONAL SERVICES 5,990 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 533 0 .0
CONSUMER DURABLES & APPAREL 374 0 .0
CONSUMER SERVICES 5,537 0 .1
ENERGY 1,534 0 .0
FINANCIAL SERVICES 615 0 .0
FOOD, BEVERAGE & TOBACCO 1,242 0 .0
HEALTH CARE EQUIPMENT & SERVICES 3,112 0 .0
INSURANCE 1,387 0 .0
MATERIALS 4,109 0 .0
MEDIA & ENTERTAINMENT 7,407 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 363 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 915 0 .0
SOFTWARE & SERVICES 4,406 0 .1
TELECOMMUNICATION SERVICES 359 0 .0
TRANSPORTATION 958 0 .0
UTILITIES 751 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $47,473) 45,780 0 .4
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 101,681 1 .0
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 46,951 0 .4
39,000,000 5.288%, 04/25/34 38,638 0 .4
Citigroup, Inc
36,375,000 3.200%, 10/21/26 34,049 0 .3
39,225,000 6.270%, 11/17/33 41,634 0 .4
JPMorgan Chase & Co
31,125,000 2.301%, 10/15/25 29,659 0 .3
126,100,000 1.953%-6.100%, 06/15/26-N/A‡ 114,524 1 .2
EUR 600,000 1.638%, 05/18/28 592 0 .0
Other 438,486 4 .0
744,533 7 .0
CAPITAL GOODS 101,291 0 .9
COMMERCIAL & PROFESSIONAL SERVICES 18,241 0 .2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 37,842 0 .4
CONSUMER DURABLES & APPAREL 144 0 .0
CONSUMER SERVICES 55,448 0 .5
CONSUMER STAPLES DISTRIBUTION & RETAIL 31,309 0 .3
ENERGY 281,429 2 .6
Principal Description
1 1
Value
(000)
% of net
assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
SBA Tower Trust
$ 42,100,000 g 1.840%, 04/15/27 $ 36,211 0 .3%
Other 216,044 2 .1
252,255 2 .4
FINANCIAL SERVICES
Morgan Stanley
31,425,000 3.125%, 07/27/26 29,428 0 .3
Other 212,818 2 .0
242,246 2 .3
FOOD, BEVERAGE & TOBACCO 148,203 1 .4
HEALTH CARE EQUIPMENT & SERVICES 168,216 1 .6
HOUSEHOLD & PERSONAL PRODUCTS 3,152 0 .0
INSURANCE 148,314 1 .4
MATERIALS 115,923 1 .1
MEDIA & ENTERTAINMENT 202,614 1 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 132,234 1 .2
REAL ESTATE MANAGEMENT & DEVELOPMENT 164 0 .0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,131 0 .6
SOFTWARE & SERVICES 69,340 0 .6
TECHNOLOGY HARDWARE & EQUIPMENT 47,232 0 .4
TELECOMMUNICATION SERVICES
AT&T, Inc
42,943,000 2.550%, 12/01/33 33,731 0 .3
Verizon Communications, Inc
39,625,000 2.550%, 03/21/31 33,084 0 .3
Other 171,624 1 .6
238,439 2 .2
TRANSPORTATION 48,014 0 .4
UTILITIES 352,027 3 .3
6,103,320,636
TOTAL CORPORATE BONDS
(Cost $4,071,137) 3,599,422 33 .7
GOVERNMENT BONDS
AGENCY SECURITIES 34,767 0 .3
FOREIGN GOVERNMENT BONDS 410,872 3 .8
MORTGAGE BACKED
Federal Home Loan Mortgage Corp
(FHLMC)
33,449,426 3.000%, 11/01/51 29,835 0 .3
32,082,308 6.000%, 11/01/52 32,426 0 .3
292,025,917 0.727%-5.500%, 11/01/37-02/25/53 215,465 2 .1
Federal National Mortgage Association
(FNMA)
30,483,262 4.000%, 05/01/44 29,185 0 .3
75,898,545 2.000%, 04/01/51 62,144 0 .6
35,639,175 2.000%, 03/01/52 29,207 0 .3
52,032,915 3.000%, 04/01/52 46,070 0 .4
43,472,637 4.000%, 05/01/52 40,820 0 .4
49,269,120 3.500%, 06/01/52 44,998 0 .4
55,390,394 4.000%, 07/01/52 52,011 0 .5
52,605,012 5.000%, 08/01/52 51,599 0 .5
69,199,513 4.000%, 09/01/52 64,948 0 .6
111,351,531 4.500%, 09/01/52 107,074 1 .0
101,044,354 4.000%, 10/01/52 94,847 0 .9
62,215,532 4.500%, 10/01/52 59,822 0 .6

29
See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 50,886,339 4.500%, 11/01/52 $ 48,929 0 .5%
714,901,844 0.800%-9.000%, 07/01/24-02/01/53 596,092 5 .6
Freddie Mac Structured Agency Credit
Risk Debt Notes
31,100,000 g,i 9.567%, 06/25/42, 30 D AVG SOFR +
4.500% 32,693 0 .3
Government National Mortgage
Association (GNMA)
102,869,040 3.000%, 05/20/52 91,990 0 .8
190,151,130 0.943%-6.500%, 10/15/33-05/20/53 144,099 1 .2
Other 98,149 0 .8
1,972,403 18 .4
MUNICIPAL BONDS 316,469 3 .0
U.S. TREASURY SECURITIES
United States Treasury Bond
35,680,000 3.000%, 05/15/45 30,134 0 .3
41,710,000 2.875%, 08/15/45 34,419 0 .3
52,140,000 2.500%, 05/15/46 40,093 0 .4
51,995,000 3.000%, 08/15/48 43,867 0 .4
124,295,000 2.750%-4.750%, 02/15/37-11/15/48 114,793 1 .2
United States Treasury Inflation Indexed
Bonds
36,800,172 k 0.500%, 04/15/24 35,910 0 .3
United States Treasury Note
143,890,000 3.875%, 03/31/25 141,063 1 .3
177,485,000 4.000%, 02/15/26 174,760 1 .6
255,364,000 3.500%, 04/30/28 248,142 2 .3
117,115,000 3.625%, 05/31/28 114,553 1 .1
131,595,000 4.000%, 06/30/28 130,875 1 .2
109,835,000 3.500%, 04/30/30 106,643 1 .0
139,476,000 3.375%, 05/15/33 134,507 1 .3
85,325,800 2.375%, 02/15/42 66,431 0 .6
91,758,000 3.375%, 08/15/42 83,288 0 .8
54,100,000 3.875%, 02/15/43 52,748 0 .5
37,000,000 e 3.875%, 05/15/43 36,104 0 .3
256,002,000 2.250%, 02/15/52 185,001 1 .7
89,786,000 3.625%, 02/15/53 86,167 0 .8
Other 71,143 0 .7
1,930,641 18 .1
68,401,477,424
TOTAL GOVERNMENT BONDS
(Cost $5,011,584) 4,665,152 43 .6
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
36,937,500 g 2.045%, 11/20/51 32,145 0 .3
Gracie Point International Funding
Series - 2022 2A (Class A)
43,700,000 g,i 7.791%, 07/01/24, 30 D AVG SOFR +
2.750% 43,729 0 .4
Santander Drive Auto Receivables Trust
Series - 2021 4 (Class D)
34,000,000 1.670%, 10/15/27 31,380 0 .3
Other 555,560 5 .2
662,814 6 .2
OTHER MORTGAGE BACKED
Connecticut Avenue Securities Trust
Series - 2022 R06 (Class 1M2)
30,200,000 g,i 8.917%, 05/25/42, 30 D AVG SOFR +
3.850% 31,143 0 .3
Principal Description
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED—continued
$ 119,102,456 g,i 6.349%-9.817%, 12/25/41-12/25/42,
30 D AVG SOFR + 1.900%-30 D AVG
SOFR + 6.250% $ 122,452 1 .2%
GS Mortgage-Backed Securities Trust
124,746,387 g,i 2.500%-3.632%, 05/25/50-02/25/53 99,061 0 .9
JP Morgan Mortgage Trust
330,710,983 g,i 0.132%-6.191%, 12/25/44-06/25/53,
LIBOR 1 M + 0.950%-LIBOR 1 M +
0.950% 180,799 1 .7
Other 1,016,324 9 .5
1,449,779 13 .6
2,576,810,017
TOTAL STRUCTURED ASSETS
(Cost $2,363,655) 2,112,593 19 .8
Shares
PREFERRED STOCKS
FINANCIAL SERVICES 4,515 0 .1
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,515 0 .1
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $11,498,197) 10,427,462 97 .6
a a a a
Principal
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 5,304 0 .0
GOVERNMENT AGENCY DEBT 27,792 0 .3
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
39,160,000 r 5.050%, 07/03/23 39,160 0 .4
39,160 0 .4
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,278) 72,256 0 .7
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
46,574,601 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 46,575 0 .4
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $46,575) 46,575 0 .4
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $11,617,050) 10,546,293 98 .7
OTHER ASSETS & LIABILITIES, NET 141,483 1 .3
NET ASSETS $ 10,687,776 100 .0%
AVG Average
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

Summary Portfolio of Investments
(continued)
CREF Core Bond Account June 30, 2023
30
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
‡ Perpetual security
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$45,432,543.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $39,160,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
1.250%–2.625% and maturity dates 5/31/27–9/30/28, valued at $39,943,337.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 2-Year Note 1,410 09/29/23  $ 290,682 $ 286,715 $ (3,967)
U.S. Treasury 5-Year Note 2,350 09/29/23 256,433 251,670 (4,763)
U.S. Treasury Ultra Bond 500 09/20/23 67,563 68,109 546
Total 4,260   $ 614,678  $ 606,494  $ (8,184)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 542 EUR 490 Australia and New Zealand Banking Group Limited 07/14/23   $ 7
$ 268 EUR 246 Australia and New Zealand Banking Group Limited 07/14/23 (1)
$ 2,918 NZD 4,766 Australia and New Zealand Banking Group Limited 07/17/23 (6)
Total   $ 0
NOK 288 $ 27 Bank of America 07/14/23   $ 0 ^
$ 3,181 EUR 2,888 Citibank N.A. 07/14/23   $ 28
$ 81,343 EUR 73,296 Citibank N.A. 07/14/23 1,304
$ 6 EUR 5 Citibank N.A. 07/14/23 (0) ^
$ 107 EUR 98 Citibank N.A. 07/14/23 0 ^
$ 16,200 GBP 12,970 Citibank N.A. 07/14/23 (273)
$ 934 IDR 13,897,123 Citibank N.A. 07/18/23 10
$ 22,126 JPY 2,920,875 Citibank N.A. 07/14/23 1,839
$ 7,674 KRW 9,727,557 Citibank N.A. 07/18/23 286
$ 2,195 NOK 23,259 Citibank N.A. 07/14/23 26
$ 736 THB 25,359 Citibank N.A. 07/14/23 19
EUR 484 $ 534 Citibank N.A. 07/14/23 (5)
EUR 101 $ 110 Citibank N.A. 07/14/23 0 ^
NZD 609 $ 378 Citibank N.A. 07/17/23 (4)
Total   $ 3,230
$ 25,970 CNY 185,945 Morgan Stanley 07/17/23   $ 256
$ 490 CZK 10,812 Morgan Stanley 07/14/23 (6)
$ 327 EUR 295 Morgan Stanley 07/14/23 5
$ 22 EUR 20 Morgan Stanley 07/14/23 (0) ^
$ 973 HUF 335,918 Morgan Stanley 07/14/23 (7)
$ 939 ILS 3,338 Morgan Stanley 07/14/23 38
$ 730 MXN 12,684 Morgan Stanley 07/14/23 (9)
$ 672 RON 3,088 Morgan Stanley 07/14/23 (8)
EUR 1,727 $ 1,908 Morgan Stanley 07/14/23 (22)
EUR 250 $ 273 Morgan Stanley 07/14/23 (0) ^
EUR 169 $ 181 Morgan Stanley 07/14/23 4
NZD 630 $ 391 Morgan Stanley 07/17/23 (4)
$ 367 ZAR 6,822 Morgan Stanley 07/14/23 5
Total   $ 252
$ 5,472 AUD 8,253 Standard Chartered Bank 07/14/23   $ (28)
$ 213 PEN 778 Standard Chartered Bank 07/18/23 (1)
Total   $ (29)

31
See Notes to Financial Statements
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 10,093 CAD 13,733 Toronto Dominion Bank 07/14/23   $ (276)
$ 734 COP 3,109,183 Toronto Dominion Bank 07/18/23 (6)
Total   $ (282)
Total   $ 3,171
^ Amount represents less than $1,000.
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 150,000 $ (4,419) $ (214) $ (4,205)
CDX-NAIGS40V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 450,000 (6,869) (3,310) (3,559)
Total $ (11,288) $ (3,524) $ (7,764)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account June 30, 2023
Summary Portfolio of Investments
32
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES $ 2,130 0.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,964 0.0
CONSUMER DURABLES & APPAREL 1,610 0.0
CONSUMER SERVICES 5,404 0.1
HEALTH CARE EQUIPMENT & SERVICES 2,998 0.1
MEDIA & ENTERTAINMENT 4,032 0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,318 0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0^ 0.0
SOFTWARE & SERVICES 5,084 0.1
TECHNOLOGY HARDWARE & EQUIPMENT 358 0.0
UTILITIES 2,474 0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $33,269) 33,372 0.5
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
Ford Motor Credit Co LLC
$ 20,000,000 7.350%, 03/06/30 20,425 0.3
Other 2,553 0.0
22,978 0.3
BANKS 4,901 0.1
COMMERCIAL & PROFESSIONAL SERVICES 8,184 0.1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,756 0.1
CONSUMER DURABLES & APPAREL 4,980 0.1
CONSUMER SERVICES 3,788 0.0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,511 0.0
ENERGY
Occidental Petroleum Corp
10,000,000 8.875%, 07/15/30 11,494 0.2
Other 48,972 0.7
60,466 0.9
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,588 0.1
FINANCIAL SERVICES 13,587 0.2
HEALTH CARE EQUIPMENT & SERVICES 5,414 0.1
INSURANCE 4,324 0.1
MATERIALS 37,685 0.5
MEDIA & ENTERTAINMENT 13,389 0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,985 0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,082 0.1
SOFTWARE & SERVICES 7,317 0.1
TECHNOLOGY HARDWARE & EQUIPMENT 2,609 0.0
TELECOMMUNICATION SERVICES 11,830 0.2
TRANSPORTATION 6,631 0.1
Principal Description
1 1
Value
(000)
% of net
assets
UTILITIES $ 4,305 0.1%
$ 259,805,000
TOTAL CORPORATE BONDS
(Cost $258,866) 242,310 3.5
GOVERNMENT BONDS
AGENCY SECURITIES
Montefiore Medical Center
14,200,000 2.895%, 04/20/32 12,758 0.2
Other 8,319 0.1
21,077 0.3
FOREIGN GOVERNMENT BONDS 6,476 0.1
MORTGAGE BACKED
Government National Mortgage
Association (GNMA)
17,437,141 3.600%, 09/15/31 17,051 0.2
34,847,939 1.730%, 07/15/37 29,442 0.4
32,726,868 4.250%, 09/15/38 32,441 0.5
22,789,621 1.650%, 07/15/42 18,723 0.3
25,019,004 2.750%, 01/15/45 22,216 0.3
Other 32,291 0.4
152,164 2.1
U.S. TREASURY SECURITIES
United States Treasury Inflation Indexed
Bonds
108,175,900 k 0.375%, 07/15/23 108,100 1.5
56,221,540 k 0.625%, 01/15/24 55,268 0.8
244,733,170 k 0.500%, 04/15/24 238,811 3.4
114,709,622 k 0.125%, 07/15/24 111,271 1.6
206,293,900 k 0.125%, 10/15/24 198,979 2.8
234,347,970 k 0.250%, 01/15/25 224,647 3.2
123,919,170 k 2.375%, 01/15/25 122,621 1.7
190,230,120 k 0.125%, 04/15/25 180,960 2.6
253,245,960 k 0.375%, 07/15/25 242,337 3.4
329,649,540 k 0.125%, 10/15/25 312,510 4.4
271,291,564 k 0.625%, 01/15/26 258,668 3.7
81,490,732 k 2.000%, 01/15/26 80,400 1.1
167,702,650 k 0.125%, 04/15/26 157,243 2.2
187,276,240 k 0.125%, 07/15/26 175,903 2.5
314,420,207 k 0.125%, 10/15/26 293,915 4.2
249,244,540 k 0.375%, 01/15/27 233,844 3.3
124,775,158 k 2.375%, 01/15/27 125,394 1.8
134,282,500 k 0.125%, 04/15/27 124,280 1.8
168,011,870 k 0.375%, 07/15/27 157,480 2.2
149,490,860 k 1.625%, 10/15/27 147,279 2.1
252,693,075 k 0.500%, 01/15/28 236,332 3.4
249,602,444 k 1.750%, 01/15/28 246,680 3.5
87,520,226 k 1.250%, 04/15/28 84,676 1.2
133,193,893 k 3.625%, 04/15/28 142,946 2.0
154,666,240 k 0.750%, 07/15/28 146,543 2.1
227,030,580 k 0.875%, 01/15/29 214,863 3.1
166,560,867 k 2.500%, 01/15/29 171,506 2.4
9,391,254 k 3.875%, 04/15/29 10,374 0.2
221,738,990 k 0.250%, 07/15/29 202,436 2.9
182,729,500 k 0.125%, 01/15/30 163,878 2.3
144,917,500 k 0.125%, 07/15/30 129,930 1.8
177,105,840 k 0.125%, 01/15/31 157,360 2.2
266,464,150 k 0.125%, 07/15/31 236,224 3.4
99,333,632 k 0.125%, 01/15/32 87,421 1.2
71,086,080 k 3.375%, 04/15/32 80,816 1.2
156,067,535 k 0.625%, 07/15/32 143,405 2.0
209,708,588 k 1.125%, 01/15/33 200,872 2 .9

33
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES—continued
$ 40,815,200 k 1.500%, 02/15/53 $ 39,665 0.6%
6,245,837 88.7
6,757,844,594
TOTAL GOVERNMENT BONDS
(Cost $6,877,221) 6,425,554 91.2
STRUCTURED ASSETS
ASSET BACKED 40,803 0.6
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
26,179,700 g,i 6.390%, 10/15/38, LIBOR 1 M +
1.197% 25,256 0.4
Freddie Mac STACR REMIC Trust
Series - 2022 DNA1 (Class M2)
15,000,000 g,i 7.567%, 01/25/42, 30 D AVG SOFR +
2.500% 14,536 0.2
Series - 2022 DNA4 (Class M1B)
20,000,000 g,i 8.417%, 05/25/42, 30 D AVG SOFR +
3.350% 20,249 0.3
Other 182,068 2.5
242,109 3.4
299,864,147
TOTAL STRUCTURED ASSETS
(Cost $295,808) 282,912 4.0
Shares
COMMON STOCKS
FINANCIAL SERVICES
475,737 e Invesco Senior Loan ETF 10,010 0.1
Other 9,749 0.2
19,759 0.3
TOTAL COMMON STOCKS
(Cost $20,002) 19,759 0.3
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,485,166) 7,003,907 99.5
a a a a
Principal
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 4,130 0.0
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,130) 4,130 0.0
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
8,850,267 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 8,850 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $8,850) 8,850 0.1
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,498,146) 7,016,887 99.6
OTHER ASSETS & LIABILITIES, NET 26,942 0.4
NET ASSETS $ 7,043,829 100.0%
AVG Average
D Day
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
^ Amount represents less than $1,000.
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$16,756,937.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.

Summary Portfolio of Investments
(continued)
CREF Inflation-Linked Bond Account June 30, 2023
34
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,302 09/20/23  $ 148,840 $ 146,170 $ (2,670)
U.S. Treasury 2-Year Note 894 09/29/23 184,305 181,789 (2,516)
U.S. Treasury 5-Year Note 1,045 09/29/23 113,217 111,913 (1,304)
Total 3,241   $ 446,362  $ 439,872  $ (6,490)

35
See Notes to Financial Statements
CREF Social Choice Account June 30, 2023
Summary Portfolio of Investments
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES $ 14,043 0.1%
CONSUMER DURABLES & APPAREL 300 0.0
UTILITIES 21,647 0.1
TOTAL BANK LOAN OBLIGATIONS
(Cost $37,549) 35,990 0.2
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 25,281 0.1
BANKS 289,350 1.4
CAPITAL GOODS 13,818 0.1
COMMERCIAL & PROFESSIONAL SERVICES 39,608 0.2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 34,991 0.2
CONSUMER SERVICES 124,672 0.6
CONSUMER STAPLES DISTRIBUTION & RETAIL 27,319 0.1
ENERGY 144,697 0.7
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 53,653 0.3
FINANCIAL SERVICES 276,915 1.4
FOOD, BEVERAGE & TOBACCO 72,980 0.4
HEALTH CARE EQUIPMENT & SERVICES 42,629 0.2
HOUSEHOLD & PERSONAL PRODUCTS 38,322 0.2
INSURANCE 37,870 0.2
MATERIALS 127,679 0.6
MEDIA & ENTERTAINMENT 21,273 0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 155,111 0.8
REAL ESTATE MANAGEMENT & DEVELOPMENT 7,104 0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,443 0.2
SOFTWARE & SERVICES 2,659 0.0
TECHNOLOGY HARDWARE & EQUIPMENT 13,494 0.1
TELECOMMUNICATION SERVICES 28,976 0.1
TRANSPORTATION 13,391 0.1
UTILITIES 662,729 3.3
$ 2,602,925,152
TOTAL CORPORATE BONDS
(Cost $2,581,245) 2,292,964 11.4
GOVERNMENT BONDS
AGENCY SECURITIES 263,974 1.3
FOREIGN GOVERNMENT BONDS 685,874 3.4
MORTGAGE BACKED
Federal National Mortgage Association
(FNMA)
205,390,156 4.500%, 09/01/52 197,500 1.0
112,322,055 4.000%, 10/01/52 105,433 0.5
81,574,704 5.000%, 10/01/52 79,969 0.4
737,331,174 0.800%-8.000%, 07/01/24-12/01/52 652,627 3.2
Government National Mortgage
Association (GNMA)
89,138,719 3.000%, 05/20/52 79,711 0.4
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 318,133,769 0.943%-6.500%, 08/15/25-05/20/53 $ 273,779 1.3%
Other 202,442 1.1
1,591,461 7.9
MUNICIPAL BONDS 527,839 2.7
U.S. TREASURY SECURITIES
United States Treasury Note
68,394,000 4.625%, 06/30/25 68,081 0.3
68,947,000 4.125%, 06/15/26 68,252 0.3
82,025,000 3.625%, 05/31/28 80,231 0.4
97,840,000 4.000%, 06/30/28 97,305 0.5
148,099,000 3.750%, 06/30/30 146,132 0.7
284,851,000 3.375%, 05/15/33 274,703 1.4
232,705,800 j 2.375%, 02/15/42 181,174 0.9
120,095,000 3.875%, 05/15/43 117,187 0.6
198,253,000 3.625%, 02/15/53 190,261 1.0
297,559,000 0.250%-4.250%, 09/30/23-02/15/52 258,827 1.3
Other 47,458 0.2
1,529,611 7.6
13,594,640,736
TOTAL GOVERNMENT BONDS
(Cost $4,870,941) 4,598,759 22 .9
STRUCTURED ASSETS
ASSET BACKED 228,661 1.1
OTHER MORTGAGE BACKED 672,390 3.4
1,378,625,341
TOTAL STRUCTURED ASSETS
(Cost $1,026,570) 901,051 4.5
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
636,872 * Tesla, Inc 166,714 0.8
Other 148,558 0.8
315,272 1.6
BANKS 551,271 2.7
CAPITAL GOODS
266,952 Caterpillar, Inc 65,684 0.3
Other 806,958 4.0
872,642 4.3
COMMERCIAL & PROFESSIONAL SERVICES 271,560 1.4
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
1,750,367 * Amazon.com, Inc 228,178 1.2
331,159 Home Depot, Inc 102,871 0.5
302,482 Lowe's Companies, Inc 68,270 0.3
Other 172,553 0.8
571,872 2.8
CONSUMER DURABLES & APPAREL 184,748 0.9
CONSUMER SERVICES 279,127 1.4
CONSUMER STAPLES DISTRIBUTION & RETAIL 157,169 0.8
ENERGY 581,212 2.9
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 252,888 1.3
FINANCIAL SERVICES
271,663 Mastercard, Inc (Class A) 106,845 0.5
170,630 S&P Global, Inc 68,404 0.3
Other 728,736 3.7
903,985 4.5

Summary Portfolio of Investments
(continued)
CREF Social Choice Account June 30, 2023
36
See Notes to Financial Statements
Shares Description
1 1
Value
(000)
% of net
assets
FOOD, BEVERAGE & TOBACCO
1,365,683 Coca-Cola Co $ 82,241 0.4%
648,894 Nestle S.A. 78,057 0.4
477,402 PepsiCo, Inc 88,424 0.4
Other 219,459 1.1
468,181 2.3
HEALTH CARE EQUIPMENT & SERVICES
177,457 UnitedHealth Group, Inc 85,293 0.4
Other 449,732 2.3
535,025 2.7
HOUSEHOLD & PERSONAL PRODUCTS
727,158 Procter & Gamble Co 110,339 0.6
Other 143,552 0.7
253,891 1.3
INSURANCE 378,753 1.9
MATERIALS
204,097 Linde plc 77,777 0.4
Other 461,922 2.3
539,699 2.7
MEDIA & ENTERTAINMENT
178,846 * Netflix, Inc 78,780 0.4
732,165 * Walt Disney Co 65,368 0.3
Other 283,575 1.4
427,723 2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
979,039 Bristol-Myers Squibb Co 62,610 0.3
282,721 Danaher Corp 67,853 0.3
255,061 Eli Lilly & Co 119,618 0.6
841,898 Merck & Co, Inc 97,147 0.5
402,947 Novo Nordisk AS 65,092 0.3
Other 577,895 2.9
990,215 4.9
REAL ESTATE MANAGEMENT & DEVELOPMENT 53,715 0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
449,175 Applied Materials, Inc 64,924 0.3
96,641 ASML Holding NV 70,097 0.3
1,972,997 Intel Corp 65,977 0.3
562,075 NVIDIA Corp 237,769 1.2
393,016 Texas Instruments, Inc 70,751 0.4
Other 183,228 0.9
692,746 3.4
SOFTWARE & SERVICES
248,178 e Accenture plc 76,583 0.4
173,946 * Adobe, Inc 85,058 0.4
469,889 International Business Machines Corp 62,876 0.3
142,253 Intuit, Inc 65,179 0.3
1,574,026 Microsoft Corp 536,019 2.7
366,095 * Salesforce, Inc 77,341 0.4
112,484 * ServiceNow, Inc 63,213 0.3
Other 451,912 2.3
1,418,181 7.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,592,267 Cisco Systems, Inc 82,384 0.4
Other 328,382 1.6
410,766 2.0
Shares Description
1 1
Value
(000)
% of net
assets
TELECOMMUNICATION SERVICES
1,821,347 Verizon Communications, Inc $ 67,736 0.3%
Other 117,336 0.6
185,072 0.9
TRANSPORTATION 372,285 1.9
UTILITIES
881,879 NextEra Energy, Inc 65,435 0.3
Other 265,643 1.3
331,078 1.6
TOTAL COMMON STOCKS
(Cost $9,898,439) 11,999,076 59.7
a a a a
PREFERRED STOCKS
INSURANCE 3,375 0.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 14,683 0.1
UTILITIES 15,471 0.1
TOTAL PREFERRED STOCKS
(Cost $51,220) 33,529 0.2
a a a a
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0.0
TOTAL RIGHTS/WARRANTS
(Cost $1) 1 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $18,465,965) 19,861,370 98.9
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 44,718 0.2
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 148,995,000 r 5.050%, 07/03/23 148,995 0.7
148,995 0.7
TOTAL SHORT-TERM INVESTMENTS
(Cost $193,695) 193,713 0.9
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
156,230,001 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 156,230 0.8
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $156,230) 156,230 0.8
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $18,815,890) 20,211,313 100.6
OTHER ASSETS & LIABILITIES, NET (124,163) (0.6)
NET ASSETS $ 20,087,150 100.0%

37
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
* Non-income producing
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$178,442,691.
j All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $148,995,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
2.250%–4.500% and maturity dates 8/15/39–5/15/41, valued at $151,974,906.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,518 EUR 5,919 Citibank N.A. 07/14/23   $ 54
EUR Euro
Shares Description
1 1
Value
(000)
% of net
assets
FOOD, BEVERAGE & TOBACCO
1,365,683 Coca-Cola Co $ 82,241 0.4%
648,894 Nestle S.A. 78,057 0.4
477,402 PepsiCo, Inc 88,424 0.4
Other 219,459 1.1
468,181 2.3
HEALTH CARE EQUIPMENT & SERVICES
177,457 UnitedHealth Group, Inc 85,293 0.4
Other 449,732 2.3
535,025 2.7
HOUSEHOLD & PERSONAL PRODUCTS
727,158 Procter & Gamble Co 110,339 0.6
Other 143,552 0.7
253,891 1.3
INSURANCE 378,753 1.9
MATERIALS
204,097 Linde plc 77,777 0.4
Other 461,922 2.3
539,699 2.7
MEDIA & ENTERTAINMENT
178,846 * Netflix, Inc 78,780 0.4
732,165 * Walt Disney Co 65,368 0.3
Other 283,575 1.4
427,723 2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
979,039 Bristol-Myers Squibb Co 62,610 0.3
282,721 Danaher Corp 67,853 0.3
255,061 Eli Lilly & Co 119,618 0.6
841,898 Merck & Co, Inc 97,147 0.5
402,947 Novo Nordisk AS 65,092 0.3
Other 577,895 2.9
990,215 4.9
REAL ESTATE MANAGEMENT & DEVELOPMENT 53,715 0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
449,175 Applied Materials, Inc 64,924 0.3
96,641 ASML Holding NV 70,097 0.3
1,972,997 Intel Corp 65,977 0.3
562,075 NVIDIA Corp 237,769 1.2
393,016 Texas Instruments, Inc 70,751 0.4
Other 183,228 0.9
692,746 3.4
SOFTWARE & SERVICES
248,178 e Accenture plc 76,583 0.4
173,946 * Adobe, Inc 85,058 0.4
469,889 International Business Machines Corp 62,876 0.3
142,253 Intuit, Inc 65,179 0.3
1,574,026 Microsoft Corp 536,019 2.7
366,095 * Salesforce, Inc 77,341 0.4
112,484 * ServiceNow, Inc 63,213 0.3
Other 451,912 2.3
1,418,181 7.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,592,267 Cisco Systems, Inc 82,384 0.4
Other 328,382 1.6
410,766 2.0
Shares Description
1 1
Value
(000)
% of net
assets
TELECOMMUNICATION SERVICES
1,821,347 Verizon Communications, Inc $ 67,736 0.3%
Other 117,336 0.6
185,072 0.9
TRANSPORTATION 372,285 1.9
UTILITIES
881,879 NextEra Energy, Inc 65,435 0.3
Other 265,643 1.3
331,078 1.6
TOTAL COMMON STOCKS
(Cost $9,898,439) 11,999,076 59.7
a a a a
PREFERRED STOCKS
INSURANCE 3,375 0.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 14,683 0.1
UTILITIES 15,471 0.1
TOTAL PREFERRED STOCKS
(Cost $51,220) 33,529 0.2
a a a a
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0.0
TOTAL RIGHTS/WARRANTS
(Cost $1) 1 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $18,465,965) 19,861,370 98.9
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 44,718 0.2
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 148,995,000 r 5.050%, 07/03/23 148,995 0.7
148,995 0.7
TOTAL SHORT-TERM INVESTMENTS
(Cost $193,695) 193,713 0.9
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
156,230,001 c State Street Navigator Securities Lending
Government Money Market Portfolio
5.110% 156,230 0.8
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $156,230) 156,230 0.8
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $18,815,890) 20,211,313 100.6
OTHER ASSETS & LIABILITIES, NET (124,163) (0.6)
NET ASSETS $ 20,087,150 100.0%

CREF Money Market Account June 30, 2023
Summary Portfolio of Investments
38
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Farm Credit Discount Note
$ 42,000,000 0.000%, 10/16/23 $ 41,388 0.5%
Federal Home Loan Bank (FHLB)
205,000,000 0.000%, 07/07/23 204,836 2.3
40,975,000 0.000%, 07/21/23 40,859 0.4
82,000,000 0.000%, 08/16/23 81,499 0.9
81,750,000 0.000%, 08/18/23 81,205 0.9
226,500,000 0.000%, 09/01/23 224,555 2.5
150,500,000 0.000%, 09/08/23 149,058 1.6
264,500,000 0.000%, 09/13/23 261,733 2.9
61,500,000 0.000%, 09/20/23 60,781 0.7
165,000,000 0.000%, 09/28/23 162,952 1.8
232,850,000 0.000%, 10/11/23 229,580 2.5
266,450,000 0.000%, 10/13/23 262,723 2.9
350,800,000 0.000%, 10/18/23 345,592 3.8
441,150,000 0.001%, 10/20/23 434,487 4.8
141,000,000 0.000%, 10/25/23 138,762 1.5
162,125,000 0.000%, 10/27/23 159,500 1 .8
50,000,000 0.001%, 02/15/24 48,399 0.5
199,605,000 0.000%-0.530%, 07/14/23-03/06/24 195,051 2.0
Tennessee Valley Authority (TVA)
108,000,000 0.000%, 07/12/23 107,833 1.2
Other 9,156 0.1
3,239,949 35.6
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
3,015,021,000 r 5.050%, 07/03/23 3,015,021 33.1
3,015,021 33.1
TREASURY DEBT
United States Treasury Bill
163,675,000 0.000%, 07/06/23 163,560 1.8
81,750,000 0.000%, 07/20/23 81,528 0.9
163,000,000 0.000%, 08/03/23 162,243 1.8
161,375,000 0.000%, 08/08/23 160,502 1.7
81,950,000 0.000%, 08/22/23 81,343 0.9
162,750,000 0.000%, 08/29/23 161,460 1.8
80,475,000 0.000%, 09/28/23 79,443 0.9
890,079 9.8
VARIABLE RATE SECURITIES
Federal Farm Credit Bank (FFCB)
127,600,000 i 5.078%, 07/13/23, SOFR + 0.018% 127,599 1.4
63,100,000 i 5.100%, 08/17/23, SOFR + 0.040% 63,100 0.7
41,950,000 i 5.100%, 02/09/24, SOFR + 0.040% 41,949 0.4
188,150,000 i 5.085%-5.195%, 07/12/23-04/12/24,
SOFR + 0.025%-SOFR + 0.135% 188,155 2.0
Federal Home Loan Bank (FHLB)
42,000,000 i 5.120%, 07/03/23, SOFR + 0.060% 42,000 0.5
81,500,000 i 5.145%, 07/03/23, SOFR + 0.085% 81,500 0.9
81,500,000 i 5.110%, 08/01/23, SOFR + 0.050% 81,500 0.9
78,500,000 i 5.120%, 08/01/23, SOFR + 0.060% 78,500 0.9
42,500,000 i 5.090%, 08/11/23, SOFR + 0.030% 42,500 0.5
41,000,000 i 5.150%, 08/15/23, SOFR + 0.090% 41,000 0.5
122,450,000 i 5.110%, 08/29/23, SOFR + 0.050% 122,450 1.3
121,800,000 i 5.120%, 09/05/23, SOFR + 0.060% 121,800 1.3
81,500,000 i 5.085%, 09/11/23, SOFR + 0.025% 81,500 0.9
60,000,000 i 5.090%, 09/20/23, SOFR + 0.030% 60,000 0.7
41,500,000 i 5.090%, 09/25/23, SOFR + 0.030% 41,500 0.5
82,000,000 i 5.090%, 09/25/23, SOFR + 0.030% 82,000 0.9
61,000,000 i 5.100%, 09/26/23, SOFR + 0.040% 61,000 0.7
204,750,000 i 5.080%, 10/03/23, SOFR + 0.020% 204,750 2.2
Principal Description
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES—continued
$ 81,750,000 i 5.085%, 10/03/23, SOFR + 0.025% $ 81,750 0.9%
81,250,000 i 5.085%, 10/27/23, SOFR + 0.025% 81,250 0.9
41,000,000 i 5.085%, 11/01/23, SOFR + 0.025% 41,000 0.5
80,500,000 i 5.100%, 11/17/23, SOFR + 0.040% 80,500 0.9
40,965,000 i 5.140%, 11/29/23, SOFR + 0.080% 40,965 0.4
65,500,000 i 5.150%, 12/05/23, SOFR + 0.090% 65,500 0.7
United States Treasury Floating Rate Note
81,900,000 i 5.284%, 10/31/23, US Treasury Bill 3
M + 0.035% 81,892 0.9
Other 67,807 0.7
2,103,467 23.1
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,248,516) 9,248,516 101.6
a a a a
TOTAL PORTFOLIO (Cost $9,248,516) 9,248,516 101.6
OTHER ASSETS & LIABILITIES, NET (144,147) (1.6)
NET ASSETS $ 9,104,369 100.0%
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at
$3,015,021,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.375%–4.500% and maturity dates 7/31/27–8/15/39, valued at $3,075,321,462.

Statement of Assets and Liabilities
See Notes to Financial Statements
40
June 30, 2023 (Unaudited)
(amounts in thousands, except accumulation unit value)
20.1
Stock Account
20.2
Global Equities Account
ASSETS
Long-term investments, at value*† $ 113,332,062 $ 24,021,811
Affiliated investments, at value‡ 164,393 –
Short-term investments, at value# 1,411,969 376,803
Investments purchased with collateral from securities lending, at value (cost approximates value) 990,389 69,104
Cash 2,223 1,524
Cash - foreign^ 45,730 4,275
Cash collateral at brokers for investments in futures contracts – –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Due from affiliates – –
Receivables:
Dividends and interest 176,917 33,923
Investments sold 629,885 46,872
Variation margin on open futures contracts 8,404 3,466
Unrealized appreciation on forward foreign currency contracts – –
Other 19,363 2,248
Total assets 116,781,335 24,560,026
LIABILITIES
Investment management fees payable 1,995 412
Service agreement fees payable 2,807 139
Due to affiliates 115,218 575
Payables:
Investments purchased - regular settlement 726,803 54,986
Investments purchased - delayed delivery 282 –
Collateral for securities lending 989,482 68,853
Trustee compensation 16,153 2,131
Variation margin on centrally cleared swap contracts – –
Unrealized depreciation on forward foreign currency contracts – –
Other 21,773 3,585
Total liabilities 1,874,513 130,681
NET ASSETS $ 114,906,822 $ 24,429,345
CLASS R1 (Accumulation): Net assets $ 13,265,088 $ 3,704,124
Units outstanding 18,527 13,882
Unit value $ 715.969 $ 266.831
CLASS R2 (Accumulation): Net assets $ 32,092,914 $ 7,529,630
Units outstanding 44,083 27,753
Unit value $ 728.005 $ 271.310
CLASS R3 (Accumulation): Net assets $ 58,433,869 $ 12,201,112
Units outstanding 79,830 44,727
Unit value $ 731.976 $ 272.789
CLASS R4 (Accumulation): Net assets $ 1,177,080 $ 542,439
Units outstanding 1,606 1,986
Unit value $ 732.853 $ 273.117
ANNUITY: Net assets $ 9,937,871 $ 452,040
* Includes securities loaned of $ 1,387,425 $ 93,580
† Long-term investments, at cost $ 101,835,312 $ 20,174,865
‡ Affiliated investments, at cost $ 240,357 $ –
# Short-term investments, cost $ 1,411,818 $ 376,759
^ Foreign cash, cost $ 45,709 $ 4,265

See Notes to Financial Statements
41
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 31,455,540 $ 21,677,359 $ 10,427,462 $ 7,003,907 $ 19,861,370 $ –
– – – – – –
162,017 37,960 72,256 4,130 193,713 9,248,516
5 127,194 46,575 8,850 156,230 –
5 21 8,524 1 5 –
– – 738 – 1,158 –
– 73 872 – – –
– – 99,000 – 31,505 –
– – – – 6,816 3,771
3,920 15,137 76,139 23,272 71,839 13,630
134,249 225 33,091 11,655 36,755 –
– 344 581 155 – –
– – 3,827 – 54 –
2,474 1,718 3,109 2,945 2,061 1,447
31,758,210 21,860,031 10,772,174 7,054,915 20,361,506 9,267,364
404 257 262 142 1,036 211
906 534 – – – –
6,987 6,234 2,895 1,179 – –
214,991 – 6,937 – 78,131 161,460
– – 23,863 – 37,497 –
5 127,194 46,575 8,850 156,230 –
2,191 1,711 1,454 914 1,459 1,324
– – 1,747 – – –
– – 656 – – –
4 3 9 1 3 –
225,488 135,933 84,398 11,086 274,356 162,995
$ 31,532,722 $ 21,724,098 $ 10,687,776 $ 7,043,829 $ 20,087,150 $ 9,104,369
$ 5,618,815 $ 4,168,057 $ 1,700,313 $ 1,259,810 $ 2,725,911 $ 1,790,352
16,050 11,027 13,683 16,156 8,703 66,080
$ 350.077 $ 377.977 $ 124.265 $ 77.976 $ 313.198 $ 27.094
$ 9,876,574 $ 6,931,201 $ 3,427,233 $ 1,917,337 $ 6,396,975 $ 2,552,386
27,746 18,035 27,124 24,183 20,087 92,811
$ 355.960 $ 384.325 $ 126.352 $ 79.285 $ 318.458 $ 27.501
$ 15,215,156 $ 10,023,667 $ 5,184,734 $ 3,594,950 $ 9,917,689 $ 4,586,341
42,512 25,940 40,812 45,097 30,974 165,861
$ 357.904 $ 386.421 $ 127.039 $ 79.717 $ 320.193 $ 27.652
$ 196,510 $ 82,745 $ 124,107 $ 106,009 $ 610,660 $ 54,796
548 214 976 1,328 1,905 1,980
$ 358.334 $ 386.880 $ 127.193 $ 79.813 $ 320.575 $ 27.678
$ 625,667 $ 518,428 $ 251,389 $ 165,723 $ 435,915 $ 120,494
$ 5,641 $ 163,327 $ 45,433 $ 16,757 $ 178,443 $ –
$ 26,778,988 $ 7,694,083 $ 11,498,197 $ 7,485,166 $ 18,465,965 $ –
$ – $ – $ – $ – $ – $ –
$ 162,014 $ 37,953 $ 72,278 $ 4,130 $ 193,695 $ 9,248,516
$ – $ – $ 921 $ – $ 1,156 $ –

Statement of Operations
See Notes to Financial Statements
42
Six Months Ended June 30, 2023 (Unaudited)
(amounts in thousands)
20.1
Stock Account
20.2
Global Equities Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers $ 1,348,107 $ 278,995
Affiliated issuers 881 –
Interest 21,896 6,537
Securities lending income, net 12,041 1,299
Other 170 7
Tax withheld (83,532) (18,470)
Total investment income 1,299,563 268,368
EXPENSES
Investment management fees 56,287 10,968
Administrative - Class R1 21,393 5,906
Administrative - Class R2 32,411 7,482
Administrative - Class R3 48,573 8,834
Administrative - Class R4 46 25
Distribution fees - Class R1 3,785 1,047
Distribution fees - Class R2 5,071 1,173
Distribution fees - Class R3 5,149 942
Distribution fees - Class R4 11 6
Mortality and expense risk charges 2,727 572
Total expenses 175,453 36,955
Plus: Recovery of expenses previously withheld by TIAA – –
Net expenses 175,453 36,955
Net investment income (loss) 1,124,110 231,413
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Unaffiliated issuers 415,126 489,103
Affiliated issuers (566) –
Written options (1,605) –
Futures contracts 47,298 21,474
Forward foreign currency contracts – –
Swap contracts – –
Foreign currency transactions (9,661) (3,589)
Net realized gain (loss) 450,592 506,988
Change in unrealized appreciation (depreciation) on:
Unaffiliated issuers‡ 12,593,599 2,573,166
Affiliated issuers 26,086 –
Written options 579 –
Futures contracts 41,326 13,503
Forward foreign currency contracts – –
Swap contracts – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 1,185 523
Net change in unrealized appreciation (depreciation) 12,662,775 2,587,192
Net realized and unrealized gain (loss) 13,113,367 3,094,180
Net increase (decrease) in net assets from operations $ 14,237,477 $ 3,325,593
‡   Includes net change in unrealized foreign capital gains taxes of $ (2,423) $ (153)

See Notes to Financial Statements
43
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 119,924 $ 170,412 $ 141 $ 595 $ 148,916 $ –
– – – – – –
2,150 1,687 213,454 138,694 150,653 212,284
45 2,310 553 197 2,155 –
6 3 2,019 1,249 1,312 –
(1,499) (23) (3) (8) (8,325) –
120,626 174,389 216,164 140,727 294,711 212,284
7,119 1,007 3,523 841 4,311 837
8,350 6,555 2,867 2,118 4,383 2,897
9,207 6,884 3,703 2,065 6,388 2,635
10,370 7,336 4,117 2,873 7,243 3,459
8 3 6 4 23 2
1,496 1,160 508 376 780 513
1,448 1,071 579 322 1,007 413
1,135 774 433 300 782 372
2 1 1 1 6 –
694 505 269 177 470 222
39,829 25,296 16,006 9,077 25,393 11,350
– – – – – 3,849
39,829 25,296 16,006 9,077 25,393 15,199
80,797 149,093 200,158 131,650 269,318 197,085
(157,936) 412,706 (121,314) (37,700) 92,613 120
– – – – – –
– – – – – –
– 9,857 (4,600) (2,426) – –
– – (9,036) – – –
– – (12,883) – – –
34 – (456) – (387) –
(157,902) 422,563 (148,289) (40,126) 92,226 120
7,593,245 2,471,433 221,688 32,162 1,135,672 –
– – – – – –
– – – – – –
– 1,043 (10,412) (6,786) – –
– – 12,834 – 54 –
– – 1,824 – – –
6 – (22) – 162 –
7,593,251 2,472,476 225,912 25,376 1,135,888 –
7,435,349 2,895,039 77,623 (14,750) 1,228,114 120
$ 7,516,146 $ 3,044,132 $ 277,781 $ 116,900 $ 1,497,432 $ 197,205
$ – $ – $ (5) $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
44
T
20.1
Stock Account
20.2
Global Equities Account
(amounts in thousands)
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 1,124,110 $ 2,020,464 $ 231,413 $ 406,670
Net realized gain (loss) 450,592 2,660,611 506,988 (40,666)
Net change in unrealized appreciation (depreciation) 12,662,775 (29,986,867) 2,587,192 (5,603,455)
Net increase (decrease) in net assets from operations 14,237,477 (25,305,792) 3,325,593 (5,237,451)
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:
Class R1
148,173 344,564 58,699 132,743
Class R2
311,829 684,175 96,788 178,194
Class R3
751,099 1,435,728 254,914 462,829
Class R4§
190,861 290,770 63,633 341,218
Net transfers between CREF Accounts:
Class R1
(62,741) (356,497) (3,084) (88,747)
Class R2
(379,253) (1,595,199) (23,275) (282,505)
Class R3
(315,520) 1,411,167 9,391 266,606
Class R4§
393,058 (9,401) 70,030 (732)
Transfers in connection with new class:
Class R1
– (11,326) – (4)
Class R2
– (177,344) – (28,613)
Class R3
– (132,179) – (63,277)
Class R4§
– 320,849 – 91,894
Withdrawals and death benefits:
Class R1
(635,653) (1,307,981) (188,656) (382,515)
Class R2
(1,380,425) (3,077,022) (319,474) (720,807)
Class R3
(2,455,921) (5,207,768) (597,940) (1,564,053)
Class R4§
(83,182) (41,226) (60,664) (27,055)
Annuity payments: (700,287) (1,548,353) (25,112) (52,519)
Net increase (decrease) from participant transactions (4,217,962) (8,977,043) (664,750) (1,737,343)
Net increase (decrease) in net assets 10,019,515 (34,282,835) 2,660,843 (6,974,794)
NET ASSETS
Beginning of period 104,887,307 139,170,142 21,768,502 28,743,296
End of period $ 114,906,822 $ 104,887,307 $ 24,429,345 $ 21,768,502
ACCUMULATION UNITS
Units purchased:
Class R1
220 521 236 541
Class R2
455 1,017 382 718
Class R3
942 1,876 953 1,761
Class R4§
275 444 249 1,412
Units sold/transferred:
Class R1
(1,040) (2,510) (771) (1,940)
Class R2
(2,578) (6,963) (1,360) (4,083)
Class R3
(4,015) (5,607) (2,322) (5,203)
Class R4§
451 (79) 42 (116)
Units transferred in connection with new
class:
Class R1
– (18) – –
Class R2
– (289) – (125)
Class R3
– (210) – (275)
Class R4§
– 515 – 399
Outstanding:
Beginning of period 149,336 160,639 90,939 97,850
End of period 144,046 149,336 88,348 90,939
§      Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
45
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond Account
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
$ 80,797 $ 150,615 $ 149,093 $ 284,621 $ 200,158 $ 333,182 $ 131,650 $ 514,231
(157,902) (230,403) 422,563 1,029,844 (148,289) (513,754) (40,126) 16,604
7,593,251 (12,539,810) 2,472,476 (6,175,890) 225,912 (1,565,782) 25,376 (1,031,242)
7,516,146 (12,619,598) 3,044,132 (4,861,425) 277,781 (1,746,354) 116,900 (500,407)
85,128 174,433 77,169 169,373 86,997 86,985 86,397 173,346
78,744 182,621 74,909 212,505 79,469 128,164 55,273 135,174
166,102 369,019 95,981 244,233 136,585 293,845 131,239 353,786
35,303 24,286 6,851 1,781 21,706 12,602 19,863 3,060
(18,678) (150,230) (8,813) (78,090) 11,092 (47,038) 8,900 11,842
(94,570) (511,264) (103,313) (310,041) (36,141) (210,913) (16,816) (78,869)
(54,524) 306,086 (24,383) 275,683 (14,764) 112,443 (36,470) 205,362
48,378 294 60,827 862 41,118 420 54,789 (59)
– (991) – – – (1) – (204)
– (37,916) – (1,998) – (9,737) – (18,434)
– (45,435) – (8,480) – (53,228) – (18,009)
– 84,342 – 10,478 – 62,966 – 36,647
(228,312) (504,855) (182,682) (392,764) (108,529) (245,947) (85,066) (171,038)
(377,804) (806,835) (291,560) (633,960) (202,146) (471,254) (117,032) (284,996)
(542,069) (1,248,866) (380,510) (855,126) (312,048) (768,246) (264,779) (542,532)
(19,031) (15,380) (3,293) (2,604) (9,979) (6,608) (6,037) (2,612)
(33,342) (72,324) (29,498) (62,130) (13,885) (29,976) (9,553) (20,101)
(954,675) (2,253,015) (708,315) (1,430,278) (320,525) (1,145,523) (179,292) (217,637)
6,561,471 (14,872,613) 2,335,817 (6,291,703) (42,744) (2,891,877) (62,392) (718,044)
24,971,251 39,843,864 19,388,281 25,679,984 10,730,520 13,622,397 7,106,221 7,824,265
$ 31,532,722 $ 24,971,251 $ 21,724,098 $ 19,388,281 $ 10,687,776 $ 10,730,520 $ 7,043,829 $ 7,106,221
275 575 221 489 699 681 1,106 2,182
251 608 212 593 628 989 696 1,659
485 1,094 236 645 997 2,167 1,590 4,263
112 85 20 5 171 102 248 39
(811) (2,139) (551) (1,349) (784) (2,313) (976) (2,015)
(1,539) (4,258) (1,117) (2,659) (1,890) (5,290) (1,689) (4,523)
(1,899) (3,014) (1,137) (1,633) (2,566) (5,053) (3,762) (4,195)
107 (53) 163 (5) 246 (51) 611 (34)
– (4) – – – – – (3)
– (135) – (6) – (79) – (237)
– (159) – (25) – (429) – (226)
– 297 – 31 – 508 – 464
89,875 96,978 57,170 61,084 85,094 93,862 88,940 91,566
86,856 89,875 55,217 57,170 82,595 85,094 86,764 88,940

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
46
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Social Choice Account
20.8
Money Market Account
(amounts in thousands)
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 269,318 $ 395,780 $ 197,085 $ 94,605
Net realized gain (loss) 92,226 138,061 120 6
Net change in unrealized appreciation (depreciation) 1,135,888 (3,644,964) – –
Net increase (decrease) in net assets from operations 1,497,432 (3,111,123) 197,205 94,611
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:
Class R1
137,444 264,548 360,789 598,903
Class R2
355,614 615,670 374,750 574,619
Class R3
663,102 1,103,803 846,326 1,194,591
Class R4§
201,392 35,470 47,157 23,512
Net transfers between CREF Accounts:
Class R1
40,140 48,205 299 9,002
Class R2
80,801 2,477 22,058 (45,940)
Class R3
114,507 722,716 45,254 385,895
Class R4§
193,359 7,375 (1,655) (895)
Transfers in connection with new class:
Class R1
– (1,259) – (251)
Class R2
– (73,274) – (23,130)
Class R3
– (99,159) – (32)
Class R4§
– 173,692 – 23,413
Withdrawals and death benefits:
Class R1
(123,423) (236,973) (297,478) (588,384)
Class R2
(273,975) (588,169) (341,608) (602,969)
Class R3
(444,381) (863,848) (806,085) (1,282,829)
Class R4§
(26,267) (8,919) (31,927) (6,174)
Annuity payments: (23,291) (48,070) (6,788) (13,126)
Net increase (decrease) from participant transactions 895,022 1,054,285 211,092 246,205
Net increase (decrease) in net assets 2,392,454 (2,056,838) 408,297 340,816
NET ASSETS
Beginning of period 17,694,696 19,751,534 8,696,072 8,355,256
End of period $ 20,087,150 $ 17,694,696 $ 9,104,369 $ 8,696,072
ACCUMULATION UNITS
Units purchased:
Class R1
453 876 13,441 22,673
Class R2
1,153 2,012 13,786 21,533
Class R3
2,074 3,487 30,701 44,056
Class R4§
648 120 1,723 873
Units sold/transferred:
Class R1
(275) (629) (11,083) (21,937)
Class R2
(628) (1,928) (11,749) (24,330)
Class R3
(1,063) (472) (27,904) (33,279)
Class R4§
541 (3) (1,227) (262)
Units transferred in connection with new
class:
Class R1
– (4) – (10)
Class R2
– (256) – (866)
Class R3
– (341) – (1)
Class R4§
– 600 – 873
Outstanding:
Beginning of period 58,766 55,304 319,043 309,720
End of period 61,669 58,766 326,731 319,043
§      Class R4 commenced operations on September 16, 2022.

Financial Highlights
See Notes to Financial Statements
48
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
STOCK ACCOUNT
Class R1 : 6/30/23
#
$ 7 .947 $ 1 .691 $ 6 .256 $ 80 .188 $ 86 .444 $ 629 .525 $ 715 .969
12/31/22 13 .580 3 .012 10 .568 ( 154 .604 ) ( 144 .036 ) 773 .561 629 .525
12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
12/31/20 9 .890 2 .810 7 .080 90 .652 97 .732 554 .098 651 .830
12/31/19 11 .125 2 .749 8 .376 109 .873 118 .249 435 .849 554 .098
12/31/18 10 .238 2 .573 7 .665 ( 55 .323 ) ( 47 .658 ) 483 .507 435 .849
Class R2 : 6/30/23
#
8 .074 1 .199 6 .875 81 .509 88 .384 639 .621 728 .005
12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
12/31/20 10 .005 1 .916 8 .089 91 .852 99 .941 560 .315 660 .256
12/31/19 11 .240 1 .772 9 .468 110 .979 120 .447 439 .868 560 .315
12/31/18 10 .327 1 .687 8 .640 ( 55 .847 ) ( 47 .207 ) 487 .075 439 .868
Class R3 : 6/30/23
#
8 .122 0 .932 7 .190 81 .932 89 .122 642 .854 731 .976
12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
12/31/20 10 .044 1 .598 8 .446 92 .234 100 .680 562 .248 662 .928
12/31/19 11 .279 1 .507 9 .772 111 .324 121 .096 441 .152 562 .248
12/31/18 10 .352 1 .485 8 .867 ( 56 .010 ) ( 47 .143 ) 488 .295 441 .152
Class R4 : 6/30/23
#
8 .375 0 .424 7 .951 81 .759 89 .710 643 .143 732 .853
12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
13 .73% 0 .51%
d
1 .88%
d
20% 19   $ 13,265
( 18 .62 ) 0 .45 1 .60 41 19 12,179
18 .67 0 .43 1 .17 50 21 16,519
17 .64 0 .52 1 .31 69 23 15,270
27 .13 0 .55 1 .67 60 26 14,577
( 9 .86 ) 0 .53 1 .57 55 29 12,655
13 .82 0 .35
d
2 .03
d
20 44 32,093
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
17 .84 0 .35 1 .47 69 57 37,943
27 .38 0 .35 1 .86 60 63 35,441
( 9 .69 ) 0 .34 1 .75 55 70 30,866
13 .86 0 .27
d
2 .11
d
20 80 58,434
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
17 .91 0 .29 1 .53 69 93 61,616
27 .45 0 .30 1 .92 60 103 57,944
( 9 .65 ) 0 .30 1 .79 55 114 50,309
13 .95 0 .12
d
2 .33
d
20 2 1,177
2 .01 0 .11
d
1 .68
d
41 1 566

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
GLOBAL EQUITIES ACCOUNT
Class R1 : 6/30/23
#
$ 2 .891 $ 0 .616 $ 2 .275 $ 33 .361 $ 35 .636 $ 231 .195 $ 266 .831
12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
12/31/20 3 .467 1 .009 2 .458 42 .730 45 .188 201 .059 246 .247
12/31/19 4 .042 0 .913 3 .129 40 .803 43 .932 157 .127 201 .059
12/31/18 3 .712 0 .948 2 .764 ( 25 .325 ) ( 22 .561 ) 179 .688 157 .127
Class R2 : 6/30/23
#
2 .937 0 .433 2 .504 33 .910 36 .414 234 .896 271 .310
12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
12/31/20 3 .505 0 .678 2 .827 43 .288 46 .115 203 .309 249 .424
12/31/19 4 .081 0 .560 3 .521 41 .217 44 .738 158 .571 203 .309
12/31/18 3 .746 0 .624 3 .122 ( 25 .558 ) ( 22 .436 ) 181 .007 158 .571
Class R3 : 6/30/23
#
2 .954 0 .335 2 .619 34 .087 36 .706 236 .083 272 .789
12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
12/31/20 3 .517 0 .561 2 .956 43 .466 46 .422 204 .012 250 .434
12/31/19 4 .095 0 .465 3 .630 41 .347 44 .977 159 .035 204 .012
12/31/18 3 .747 0 .547 3 .200 ( 25 .626 ) ( 22 .426 ) 181 .461 159 .035
Class R4 : 6/30/23
#
2 .972 0 .144 2 .828 34 .100 36 .928 236 .189 273 .117
12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
15 .41% 0 .50%
d
1 .85%
d
18% 14   $ 3,704
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495
22 .48 0 .50 1 .23 63 16 4,032
27 .96 0 .50 1 .73 67 18 3,682
( 12 .56 ) 0 .53 1 .54 77 20 3,154
15 .50 0 .35
d
2 .00
d
18 28 7,530
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
22 .68 0 .33 1 .39 63 33 8,190
28 .21 0 .31 1 .92 67 35 7,150
( 12 .40 ) 0 .35 1 .73 77 38 6,104
15 .55 0 .27
d
2 .08
d
18 45 12,201
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
22 .75 0 .27 1 .45 63 47 11,672
28 .28 0 .25 1 .98 67 49 10,088
( 12 .36 ) 0 .30 1 .77 77 54 8,621
15 .63 0 .11
d
2 .24
d
18 2 542
2 .52 0 .10
d
1 .48
d
36 2 400

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
GROWTH ACCOUNT
Class R1 : 6/30/23
#
$ 1 .318 $ 0 .690 $ 0 .628 $ 81 .360 $ 81 .988 $ 268 .089 $ 350 .077
12/31/22 2 .391 1 .293 1 .098 ( 130 .033 ) ( 128 .935 ) 397 .024 268 .089
12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
12/31/20 1 .972 1 .242 0 .730 94 .391 95 .121 235 .215 330 .336
12/31/19 1 .988 1 .026 0 .962 55 .151 56 .113 179 .102 235 .215
12/31/18 2 .166 0 .914 1 .252 ( 6 .193 ) ( 4 .941 ) 184 .043 179 .102
Class R2 : 6/30/23
#
1 .340 0 .463 0 .877 82 .697 83 .574 272 .386 355 .960
12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
12/31/20 1 .995 0 .800 1 .195 95 .559 96 .754 237 .849 334 .603
12/31/19 2 .007 0 .609 1 .398 55 .701 57 .099 180 .750 237 .849
12/31/18 2 .186 0 .555 1 .631 ( 6 .277 ) ( 4 .646 ) 185 .396 180 .750
Class R3 : 6/30/23
#
1 .347 0 .343 1 .004 83 .134 84 .138 273 .766 357 .904
12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
12/31/20 2 .003 0 .644 1 .359 95 .929 97 .288 238 .674 335 .962
12/31/19 2 .016 0 .496 1 .520 55 .873 57 .393 181 .281 238 .674
12/31/18 2 .193 0 .471 1 .722 ( 6 .301 ) ( 4 .579 ) 185 .860 181 .281
Class R4 : 6/30/23
#
1 .361 0 .107 1 .254 83 .189 84 .443 273 .891 358 .334
12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
30 .58% 0 .46%
d
0 .41%
d
21% 16   $ 5,619
( 32 .48 ) 0 .42 0 .36 41 17 4,447
20 .19 0 .38 0 .14 67 18 7,208
40 .44 0 .47 0 .27 82 20 6,548
31 .33 0 .48 0 .45 85 22 5,184
( 2 .69 ) 0 .46 0 .63 62 24 4,311
30 .68 0 .30
d
0 .57
d
21 28 9,877
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
40 .68 0 .30 0 .44 82 36 12,019
31 .59 0 .28 0 .65 85 39 9,335
( 2 .51 ) 0 .28 0 .82 62 43 7,850
30 .73 0 .22
d
0 .65
d
21 43 15,215
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
40 .76 0 .24 0 .50 82 49 16,452
31 .66 0 .23 0 .70 85 54 12,898
( 2 .46 ) 0 .24 0 .86 62 59 10,665
30 .83 0 .07
d
0 .81
d
21 1 197
( 4 .02 ) 0 .08
d
0 .89
d
41 0 90

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
EQUITY INDEX ACCOUNT
Class R1 : 6/30/23
#
$ 2 .983 $ 0 .715 $ 2 .268 $ 49 .641 $ 51 .909 $ 326 .068 $ 377 .977
12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
12/31/20 4 .683 1 .182 3 .501 51 .129 54 .630 268 .398 323 .028
12/31/19 4 .780 1 .100 3 .680 58 .895 62 .575 205 .823 268 .398
12/31/18 4 .426 0 .992 3 .434 ( 15 .616 ) ( 12 .182 ) 218 .005 205 .823
Class R2 : 6/30/23
#
3 .031 0 .457 2 .574 50 .459 53 .033 331 .292 384 .325
12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
12/31/20 4 .739 0 .737 4 .002 51 .792 55 .794 271 .404 327 .198
12/31/19 4 .832 0 .630 4 .202 59 .485 63 .687 207 .717 271 .404
12/31/18 4 .465 0 .581 3 .884 ( 15 .774 ) ( 11 .890 ) 219 .607 207 .717
Class R3 : 6/30/23
#
3 .047 0 .318 2 .729 50 .726 53 .455 332 .966 386 .421
12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
12/31/20 4 .757 0 .578 4 .179 52 .002 56 .181 272 .341 328 .522
12/31/19 4 .851 0 .502 4 .349 59 .668 64 .017 208 .324 272 .341
12/31/18 4 .479 0 .486 3 .993 ( 15 .823 ) ( 11 .830 ) 220 .154 208 .324
Class R4 : 6/30/23
#
3 .064 0 .053 3 .011 50 .752 53 .763 333 .117 386 .880
12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
15 .92% 0 .41%
d
1 .31%
d
1% 11   $ 4,168
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943
20 .35 0 .44 1 .30 3 13 4,230
30 .40 0 .46 1 .53 2 15 3,954
( 5 .59 ) 0 .44 1 .52 3 16 3,308
16 .01 0 .26
d
1 .47
d
1 18 6,931
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
20 .56 0 .27 1 .47 3 23 7,481
30 .66 0 .26 1 .73 2 25 6,889
( 5 .41 ) 0 .26 1 .71 3 28 5,728
16 .05 0 .18
d
1 .55
d
1 26 10,024
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
20 .63 0 .21 1 .53 3 29 9,584
30 .73 0 .21 1 .78 2 33 8,965
( 5 .37 ) 0 .21 1 .75 3 36 7,418
16 .14 0 .03
d
1 .70
d
1 0 83
( 0 .77 ) 0 .04
d
1 .71
d
2 0 10

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
CORE BOND ACCOUNT
Class R1 : 6/30/23
#
$ 2 .476 $ 0 .290 $ 2 .186 $ 0 .850 $ 3 .036 $ 121 .229 $ 124 .265
12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
12/31/20 3 .696 0 .655 3 .041 7 .068 10 .109 131 .777 141 .886
12/31/19 4 .029 0 .634 3 .395 7 .214 10 .609 121 .168 131 .777
12/31/18 3 .829 0 .620 3 .209 ( 3 .713 ) ( 0 .504 ) 121 .672 121 .168
Class R2 : 6/30/23
#
2 .517 0 .199 2 .318 0 .863 3 .181 123 .171 126 .352
12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
12/31/20 3 .741 0 .427 3 .314 7 .152 10 .466 133 .253 143 .719
12/31/19 4 .070 0 .385 3 .685 7 .286 10 .971 122 .282 133 .253
12/31/18 3 .861 0 .402 3 .459 ( 3 .741 ) ( 0 .282 ) 122 .564 122 .282
Class R3 : 6/30/23
#
2 .530 0 .149 2 .381 0 .866 3 .247 123 .792 127 .039
12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
12/31/20 3 .756 0 .346 3 .410 7 .176 10 .586 133 .712 144 .298
12/31/19 4 .083 0 .317 3 .766 7 .308 11 .074 122 .638 133 .712
12/31/18 3 .872 0 .352 3 .520 ( 3 .753 ) ( 0 .233 ) 122 .871 122 .638
Class R4 : 6/30/23
#
2 .533 0 .053 2 .480 0 .865 3 .345 123 .848 127 .193
12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
2 .51% 0 .47%
d
3 .54%
d
49% 47% 14   $ 1,700
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154
7 .67 0 .48 2 .21 135 84 17 2,373
8 .75 0 .50 2 .66 85 79 17 2,220
( 0 .41 ) 0 .52 2 .68 106 91 17 2,048
2 .58 0 .32
d
3 .70
d
49 47 27 3,427
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .85 0 .31 2 .38 135 84 36 5,179
8 .97 0 .30 2 .86 85 79 36 4,862
( 0 .23 ) 0 .33 2 .87 106 91 37 4,567
2 .62 0 .24
d
3 .78
d
49 47 41 5,185
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .92 0 .25 2 .44 135 84 50 7,152
9 .03 0 .25 2 .91 85 79 51 6,817
( 0 .19 ) 0 .29 2 .91 106 91 52 6,329
2 .70 0 .08
d
3 .94
d
49 47 1 124
( 0 .91 ) 0 .09
d
3 .68
d
176 105 1 69

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
INFLATION-LINKED BOND ACCOUNT
Class R1 : 6/30/23
#
$ 1 .549 $ 0 .166 $ 1 .383 $ ( 0 .187 ) $ 1 .196 $ 76 .780 $ 77 .976
12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
12/31/20 1 .271 0 .338 0 .933 4 .714 5 .647 72 .542 78 .189
12/31/19 1 .660 0 .329 1 .331 2 .944 4 .275 68 .267 72 .542
12/31/18 2 .105 0 .307 1 .798 ( 2 .292 ) ( 0 .494 ) 68 .761 68 .267
Class R2 : 6/30/23
#
1 .557 0 .109 1 .448 ( 0 .173 ) 1 .275 78 .010 79 .285
12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
12/31/20 1 .270 0 .213 1 .057 4 .787 5 .844 73 .353 79 .197
12/31/19 1 .686 0 .190 1 .496 2 .962 4 .458 68 .895 73 .353
12/31/18 2 .122 0 .182 1 .940 ( 2 .310 ) ( 0 .370 ) 69 .265 68 .895
Class R3 : 6/30/23
#
1 .568 0 .077 1 .491 ( 0 .178 ) 1 .313 78 .404 79 .717
12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
12/31/20 1 .274 0 .168 1 .106 4 .805 5 .911 73 .606 79 .517
12/31/19 1 .694 0 .153 1 .541 2 .970 4 .511 69 .095 73 .606
12/31/18 2 .125 0 .154 1 .971 ( 2 .313 ) ( 0 .342 ) 69 .437 69 .095
Class R4 : 6/30/23
#
1 .833 0 .017 1 .816 ( 0 .442 ) 1 .374 78 .439 79 .813
12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
1 .56% 0 .43%
d
3 .57%
d
14% 16   $ 1,260
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303
7 .78 0 .45 1 .24 25 15 1,182
6 .27 0 .46 1 .88 26 14 1,042
( 0 .72 ) 0 .45 2 .63 21 14 964
1 .63 0 .28
d
3 .68
d
14 24 1,917
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .96 0 .28 1 .39 25 29 2,267
6 .48 0 .27 2 .09 26 29 2,099
( 0 .53 ) 0 .26 2 .82 21 29 2,028
1 .68 0 .19
d
3 .77
d
14 45 3,595
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
8 .03 0 .22 1 .44 25 45 3,590
6 .53 0 .21 2 .14 26 45 3,308
( 0 .49 ) 0 .22 2 .86 21 46 3,171
1 .75 0 .04
d
4 .60
d
14 1 106
( 1 .41 ) 0 .05
d
2 .51
d
16 0 37

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
SOCIAL CHOICE ACCOUNT
Class R1 : 6/30/23
#
$ 4 .713 $ 0 .676 $ 4 .037 $ 19 .730 $ 23 .767 $ 289 .431 $ 313 .198
12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
12/31/20 6 .129 1 .279 4 .850 30 .887 35 .737 269 .468 305 .205
12/31/19 6 .789 1 .210 5 .579 40 .254 45 .833 223 .635 269 .468
12/31/18 6 .291 1 .102 5 .189 ( 15 .749 ) ( 10 .560 ) 234 .195 223 .635
Class R2 : 6/30/23
#
4 .791 0 .452 4 .339 20 .052 24 .391 294 .067 318 .458
12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
12/31/20 6 .195 0 .832 5 .363 31 .296 36 .659 272 .485 309 .144
12/31/19 6 .857 0 .724 6 .133 40 .661 46 .794 225 .691 272 .485
12/31/18 6 .344 0 .673 5 .671 ( 15 .895 ) ( 10 .224 ) 235 .915 225 .691
Class R3 : 6/30/23
#
4 .817 0 .332 4 .485 20 .156 24 .641 295 .552 320 .193
12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
12/31/20 6 .218 0 .672 5 .546 31 .423 36 .969 273 .423 310 .392
12/31/19 6 .879 0 .592 6 .287 40 .787 47 .074 226 .349 273 .423
12/31/18 6 .361 0 .576 5 .785 ( 15 .940 ) ( 10 .155 ) 236 .504 226 .349
Class R4 : 6/30/23
#
4 .895 0 .100 4 .795 20 .096 24 .891 295 .684 320 .575
12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
8 .21% 0 .45%
d
2 .69%
d
36% 35% 9   $ 2,726
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841
13 .26 0 .47 1 .79 100 73 9 2,601
20 .50 0 .49 2 .24 52 51 9 2,416
( 4 .51 ) 0 .47 2 .21 52 47 9 2,104
8 .30 0 .30
d
2 .84
d
36 35 20 6,397
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
13 .45 0 .30 1 .96 100 73 20 6,114
20 .73 0 .29 2 .43 52 51 19 5,275
( 4 .33 ) 0 .28 2 .39 52 47 20 4,476
8 .34 0 .22
d
2 .92
d
36 35 31 9,918
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
13 .52 0 .24 2 .01 100 73 27 8,235
20 .80 0 .23 2 .49 52 51 26 7,064
( 4 .29 ) 0 .24 2 .43 52 47 26 5,931
8 .42 0 .07
d
3 .13
d
36 35 2 611
1 .67 0 .07
d
2 .53
d
88 61 1 212

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
0
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
MONEY MARKET ACCOUNT
Class R1 : 6/30/23
#
$ 0 .637 $ 0 .116 $ 0 .521 $ 0 .000 $ 0 .521 $ 26 .573 $ 27 .094
12/31/22 0 .418 0 .189 0 .229 0 .001 0 .230 26 .343 26 .573
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
12/31/20 0 .143 0 .075 0 .068 0 .006 0 .074 26 .269 26 .343
12/31/19 0 .577 0 .175 0 .402 0 .001 0 .403 25 .866 26 .269
12/31/18 0 .474 0 .206 0 .268 0 .002 0 .270 25 .596 25 .866
Class R2 : 6/30/23
#
0 .646 0 .036 0 .610 0 .000 0 .610 26 .891 27 .501
12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
12/31/20 0 .141 0 .058 0 .083 0 .011 0 .094 26 .512 26 .606
12/31/19 0 .582 0 .071 0 .511 0 .001 0 .512 26 .000 26 .512
12/31/18 0 .476 0 .138 0 .338 0 .000 0 .338 25 .662 26 .000
Class R3 : 6/30/23
#
0 .649 0 .025 0 .624 0 .000 0 .624 27 .028 27 .652
12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
12/31/20 0 .142 0 .051 0 .091 0 .011 0 .102 26 .596 26 .698
12/31/19 0 .583 0 .057 0 .526 0 .001 0 .527 26 .069 26 .596
12/31/18 0 .477 0 .103 0 .374 0 .000 0 .374 25 .695 26 .069
Class R4 : 6/30/23
#
0 .653 0 .005 0 .648 ( 0 .003 ) 0 .645 27 .033 27 .678
12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
#
Unaudited
^
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
63
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
1 .96% 0 .42%
d
0 .87%
d
3 .92%
d
66   $ 1,790
0 .87 0 .40 0 .72 ^ 0 .87 64 1,693
0.00 0 .38 0 .07 0 .00 63 1,660
0 .28 0 .45 0 .28 0 .26 76 2,001
1 .56 0 .47 0 .67 1 .54 74 1,936
1 .05 0 .45 0 .80 1 .04 72 1,866
2 .27 0 .27
d
0 .27
d
4 .52
d
93 2,552
1 .07 0 .25 0 .51 ^ 1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
0 .35 0 .28 0 .22 0 .31 121 3,208
1 .97 0 .27 0 .27 1 .94 111 2,954
1 .32 0 .27 0 .53 1 .31 114 2,970
2 .31 0 .19
d
0 .19
d
4 .60
d
166 4,586
1 .24 0 .20 0 .36 ^ 1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
0 .38 0 .22 0 .19 0 .34 197 5,263
2 .02 0 .22 0 .22 2 .00 189 5,017
1 .46 0 .23 0 .40 1 .45 189 4,927
2 .38 0 .04
d
0 .04
d
4 .78
d
2 55
0 .90 0 .06
d
0 .16 ^
d
3 .43
d
1 40

64
Notes to Financial Statements
(Unaudited)
1. Organization
The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company
Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios:
the Stock, Global Equities, Growth, Equity Index, Core Bond, Inflation-Linked Bond, Social Choice and Money Market Accounts
(individually referred to as the “Account” or collectively referred to as the “Accounts”).
On September 16, 2022, each Account commenced operations on a new share class, Class R4, in addition to the existing share classes, Class R1, Class R2 and Class R3. Eligibility for Class R4 requires that an institution utilizes Retirement Choice or
Retirement Choice Plus contracts and also has entered into a recordkeeping services agreement with Teachers Insurance and Annuity
Association of America (“TIAA”). Any decisions to adopt Class R4 were undertaken by eligible plans and resulted in the automatic conversions of participants’ Class R1, R2 or R3 balances to Class R4 holdings of an equal dollar amount. These transfers have been reflected as such on the Statement of Changes in Net Assets. Each class differs by the allocation of class-specific expenses.
Current Fiscal Period:  The end of the reporting period for the Accounts is June 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions.
The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of Operations, when applicable.

65
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.
Compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Account may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Accounts’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Accounts’ financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Accounts' financial statements.
3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by TIAA-CREF
Investment Management, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(Unaudited) (continued)
66
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-
the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):

67
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Corporate bonds $— $56 $— $56
Government bonds — 204 — 204
Common stocks 79,622,782 33,861,469 9,991 113,494,242
Rights/Warrants 4 1,856 93 1,953
Short-Term Investments
:
Government agency debt — 434,888 — 434,888
Repurchase agreement — 943,610 — 943,610
Treasury debt — 33,471 — 33,471
Investments purchased with collateral from securities lending:
Certificate of deposit — 318,750 — 318,750
Commercial paper — 19,830 — 19,830
Repurchase agreement — 624,809 — 624,809
Variable rate securities — 27,000 — 27,000
Investments in Derivatives
:
Futures contracts* 23,155 — — 23,155
Total $79,645,941 $36,265,943 $10,084 $115,921,968
Global Equities
Long-Term Investments
:
Corporate bonds $— $14 $— $14
Common stocks 16,123,711 7,898,062 23 24,021,796
Rights/Warrants — 1 — 1
Short-Term Investments
:
Government agency debt — 120,508 — 120,508
Repurchase agreement — 256,295 — 256,295
Investments purchased with collateral from securities lending:
Certificate of deposit — 37,750 — 37,750
Commercial paper — 3,966 — 3,966
Repurchase agreement — 22,388 — 22,388
Variable rate securities — 5,000 — 5,000
Investments in Derivatives
:
Futures contracts* 6,836 — — 6,836
Total $16,130,547 $8,343,984 $23 $24,474,554
Growth
Long-Term Investments
:
Common stocks $30,439,528 $1,016,012 $— $31,455,540
Short-Term Investments
:
Government agency debt — 9,997 — 9,997
Repurchase agreement — 152,020 — 152,020
Investments purchased with collateral from securities lending 5 — — 5
Total $30,439,533 $1,178,029 $— $31,617,562
Equity Index
Long-Term Investments
:
Common stocks $21,676,766 $— $593 $21,677,359
Short-Term Investments
:
Government agency debt — 9,920 — 9,920
Repurchase agreement — 28,040 — 28,040
Investments purchased with collateral from securities lending 127,194 — — 127,194
Investments in Derivatives
:
Futures contracts* 869 — — 869
Total $21,804,829 $37,960 $593 $21,843,382

Notes to Financial Statements
(Unaudited) (continued)
68
4. Investments
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Account Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $45,780 $— $45,780
Corporate bonds — 3,598,930 492 3,599,422
Government bonds — 4,665,152 — 4,665,152
Structured assets — 2,112,593 — 2,112,593
Preferred stocks 4,515 — — 4,515
Short-Term Investments
:
Commercial paper — 5,304 — 5,304
Government agency debt — 27,792 — 27,792
Repurchase agreement — 39,160 — 39,160
Investments purchased with collateral from securities lending 46,575 — — 46,575
Investments in Derivatives
:
Futures contracts* (8,184) — — (8,184)
Forward foreign currency contracts* — 3,171 — 3,171
Credit default swap contracts* — (7,764) — (7,764)
Total $42,906 $10,490,118 $492 $10,533,516
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $33,372 $— $33,372
Corporate bonds — 242,310 — 242,310
Government bonds — 6,425,554 — 6,425,554
Structured assets — 280,365 2,547 282,912
Common stocks 19,759 — — 19,759
Short-Term Investments
:
Repurchase agreement — 4,130 — 4,130
Investments purchased with collateral from securities lending 8,850 — — 8,850
Investments in Derivatives
:
Futures contracts* (6,490) — — (6,490)
Total $22,119 $6,985,731 $2,547 $7,010,397
Social Choice
Long-Term Investments
:
Bank loan obligations $— $35,690 $300 $35,990
Corporate bonds — 2,292,964 — 2,292,964
Government bonds — 4,598,697 62 4,598,759
Structured assets — 899,569 1,482 901,051
Common stocks 8,826,292 3,172,784 — 11,999,076
Preferred stocks 33,529 — — 33,529
Rights/Warrants — — 1 1
Short-Term Investments
:
Government agency debt — 44,718 — 44,718
Repurchase agreement — 148,995 — 148,995
Investments purchased with collateral from securities lending 156,230 — — 156,230
Investments in Derivatives
:
Forward foreign currency contracts* — 54 — 54
Total $9,016,051 $11,193,471 $1,845 $20,211,367
Money Market
Short-Term Investments:
Government agency debt $ — $ 3,239,949 $ — $ 3,239,949
Repurchase agreement — 3,015,021 — 3,015,021
Treasury debt — 890,079 — 890,079
Variable rate securities — 2,103,467 — 2,103,467
Total $— $9,248,516 $— $9,248,516
* Represents net unrealized appreciation (depreciation).

69
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the current fiscal period, were as follows (dollar amounts are in thousands):
Aggregate value of securities on loan
Account
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
20.1
Stock $ 1,387,425 $ — $ 989,482 $ 471,076 $ 1,460,558
20.2
Global Equities 93,580 — 68,853 30,344 99,197
20.3
Growth 5,641 — 5 5,744 5,749
20.4
Equity Index 163,327 — 127,194 41,177 168,371
20.5
Core Bond 4,470 40,963 46,575 341 46,916
20.6
Inflation-Linked Bond 9,842 6,915 8,850 8,570 17,420
20.7
Social Choice 125,331 53,112 156,230 29,522 185,752
*May include cash and investment of cash collateral.
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
20.1
Stock $ 22,151,349 $ 3,211 $ 25,497,788 $ 3,000
20.2
Global Equities 4,170,268 — 4,601,778 —
20.3
Growth 5,894,878 — 6,752,603 —
20.4
Equity Index 262,451 — 726,963 —
20.5
Core Bond 582,738 4,606,886 691,078 4,486,186
20.6
Inflation-Linked Bond 191,179 795,494 36,048 1,101,564
20.7
Social Choice 3,035,534 4,879,956 2,189,634 4,495,476

Notes to Financial Statements
(Unaudited) (continued)
70
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Accounts have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the
Statement of Assets and Liabilities.
5. Derivative Investments
Each Account (other than the Money Market Account) is authorized to invest in certain derivative instruments. As defined by U.S.
GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Options:  Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Summary Portfolio of Investments.
When an Account writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Account enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of
Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of
Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Account, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Account may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of option contracts written and option contracts purchased outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
Account
Average Notional Amount of Options Contracts Purchased
Outstanding*
20.1
Stock $ 686
Account
Average Notional Amount of Options Contracts Written
Outstanding*
20.1
Stock $ (728)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

71
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the OTC markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Accounts
realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar;
and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Account Average Notional Amount of Futures Contracts Outstanding*
20.1
Stock $ 714,190
20.2
Global Equities 276,605
20.4
Equity Index 77,075
20.5
Core Bond 432,001
20.6
Inflation-Linked Bond 148,787
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average Notional Amount of Forward Contracts Outstanding*
20.5
Core Bond $ 182,269
20.7
Social Choice 2,173
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)
72
Credit default swaps can be settled either directly with the counterparty, OTC or through a central clearinghouse (“centrally cleared”).
For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the
Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period ended June 30, 2023 was as follows (dollar amounts are in thousands):
At the end of the reporting period, the following Accounts have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows (dollar amounts are in thousands):
Account Average Notional Amount of Swap Contracts Outstanding*
20.5
Core Bond $ 550,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Account
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 23,155 - $ –
1 1 1 1 1 1 1 1
Global Equities Account
Futures contracts Equity Unrealized appreciation
on futures contracts
*
6,836 - –
1 1 1 1 1 1 1 1
Equity Index Account
Futures contracts Equity Unrealized appreciation
on futures contracts
*
869 - –
1 1 1 1 1 1 1 1
Core Bond Account
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
546 Unrealized depreciation
on futures contracts
*
(8,730)
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
3,827 Unrealized depreciation
on forward contracts
(656)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
(7,764)
1 1 1 1 1 1 1 1
Inflation-Linked Bond Account
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(6,490)
1 1 1 1 1 1 1 1
Social Choice Account
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
54 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

73
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
6. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
7. Investment Adviser and Other Transactions with Affiliates
Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services
Agreement. The Adviser is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
20.1
Stock Account
Written option contracts Equity $ (1,605) $ 579
Futures contracts Equity 47,298 41,326
20.2
Global Equities Account
Futures contracts Equity 21,474 13,503
20.4
Equity Index Account
Futures contracts Equity 9,857 1,043
20.5
Core Bond Account
Futures contracts Interest rate (4,600) (10,412)
Forward contracts Foreign currency exchange rate (9,036) 12,834
Swap contracts Credit (12,883) 1,824
20.6
Inflation-Linked Bond Account
Futures contracts Interest rate (2,426) (6,786)
20.7
Social Choice Account
Forward contracts Foreign currency exchange rate – 54
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock $ 104,501,031 $ 17,775,103 $ (6,354,166) $ 11,420,937
Global Equities 20,627,564 5,032,867 (1,185,877) 3,846,990
Growth 26,941,007 5,873,754 (1,197,199) 4,676,555
Equity Index 7,860,099 14,675,496 (692,213) 13,983,283
Core Bond 11,612,023 27,344 (1,105,851) (1,078,507)
Inflation-Linked Bond 7,491,656 16,124 (497,383) (481,259)
Social Choice 18,815,944 2,603,622 (1,208,199) 1,395,423

Notes to Financial Statements
(Unaudited) (continued)
74
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
From May 12, 2020 to December 31, 2021, TIAA agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the Money Market Account when a class's yield was less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefited from the waiver, a portion of the amounts waived at such time as the class's daily yield would be positive and, in such event, the amount of recovery on any day will be approximately 25% of the class's yield (net of all other expenses) on that day. TIAA recovered previously waived expenses from the Account of $3,848,891 for Class R1 and $112 for Class R4 from January 1, 2023 through June 30, 2023. As of June 30, 2023, all previously waived expenses have been recouped. The amounts recovered during the current period are disclosed on the Statement of Operations.
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. As of the end of the current fiscal period, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are
in thousands):
Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R1 Class R2 Class R3 Class R4 Class R1 Class R2 Class R3 Class R4
20.1
Stock 0.103% 0.339% 0.212% 0.149% 0.010% 0.060% 0.033% 0.016% 0.003%
20.2
Global Equities 0.096 0.339 0.212 0.149 0.010 0.060 0.033 0.016 0.002
20.3
Growth 0.051 0.338 0.211 0.149 0.010 0.061 0.033 0.016 0.002
20.4
Equity Index 0.010 0.339 0.212 0.150 0.011 0.060 0.033 0.016 0.004
20.5
Core Bond 0.065 0.340 0.213 0.150 0.010 0.060 0.033 0.016 0.002
20.6
Inflation-Linked Bond 0.024 0.340 0.213 0.150 0.011 0.060 0.033 0.016 0.003
20.7
Social Choice 0.046 0.339 0.212 0.149 0.011 0.060 0.033 0.016 0.003
20.8
Money Market 0.019 0.340 0.212 0.150 0.010 0.060 0.033 0.016 0.002
Account Purchases Sales Realized Gain (Loss)
Stock $ 341,375 $ 390,503 $ 74,338
Global Equities 27,522 51,985 6,467
Growth 66,383 282,330 42,369
Equity Index 3,893 41,952 35,205
Social Choice 26,596 8,457 2,486

75
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Accounts during the current fiscal period.
Issue
Value at
12/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Shares at
6/30/23
Value at
6/30/23
Stock Account
Common Stocks
Consumer Services
Arcos Dorados Holdings, Inc
e
$ 73,672 $ – $ – $ – $ 16,656 $ 881 8,812,494 $ 90,328
Consumer Staples
Cia Brasileira de Distribuicao *   –
‡
 24,990   3,476   (566)   11,561 –  –
§
Media & Entertainment
HUYA, Inc (ADR)* 16,500
‡
5,666 – – (1,019) – 5,907,101 21,147
iClick Interactive Asia Group Ltd (ADR)* 1,722 25 – – (1,112) – 453,706 635
Total $91,894 30,681 3,476 (566) 26,086 881 15,173,301 $112,110
* Non-income producing
‡
At December 31, 2022, the issuer was not an affiliated company of the Account.
§
At June 30, 2023, the issuer was not an affiliated company of the Account.
e
Security on loan

Additional Account Information
(Unaudited)
76
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or
September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current
copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/
public/about-tiaa/corporate-governance-leadership/document-library.
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
You should carefully consider the investment objectives,
risks, charges and expenses of any account before
investing. For a prospectus that contains this and other
information, please visit TIAA.org, or call 877-518-9161.
Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not
Federal Deposit Insurance Corporation (FDIC) insured,
are not bank guaranteed, are not bank deposits, are not
insured by any federal government agency, are not a
condition to any banking service or activity, and may lose
value. TIAA Brokerage Services is a division of TIAA-CREF
Individual & Institutional Services LLC. TIAA-CREF Individual
& Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable
annuities are issued by College Retirement Equities Fund,
New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

77
Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for the College Retirement Equities Fund
The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment
Management, LLC (“TCIM”) and CREF, on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account and overseeing the everyday operations and other service providers of
CREF. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.
Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost”
structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.
Overview of the Renewal Process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Account using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with TCIM, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with TCIM’s representatives, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to the
Account’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by
Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of
Class R3 as the base class for comparison purposes.

78
Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel for the Trustees also requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the
Account’s performance during that period; (2) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (3) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (4) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (7) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the Account’s investment performance;
(3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the
Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons, if applicable, of the services provided by TCIM and its affiliate, Teachers Advisors, LLC
(“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the
Agreement.
In addition to the March 10, 2023 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an
Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each
Account. Set forth below is a summary of the primary factors that the Board considered with respect to each Account.

79
The Nature, Extent and Quality of Services
The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM’s affiliate, Advisors, also manage various funds and accounts of the TIAA-
CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios;
active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the
Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.
The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by TCIM to each Account under the
Agreement was reasonable.
Investment Performance
The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where an Account’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-
year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, securities lending and class action litigation, as applicable, on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each
Account’s performance, see the Account-by-Account synopsis below.
The Board considered, in those cases in which an Account had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by TCIM that contributed to such difference and any remedial measures being undertaken, or planned to be taken, by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.
Cost and Expenses
The Board considered the amounts charged by TCIM to each Account in 2022 and the estimated amounts to be charged by TCIM to each Account in 2023 (for the period May 1, 2023 – April 30, 2024). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether the methodology for allocating such costs is reasonable. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

80
Approval of Investment Management Agreement
(continued)
(Unaudited)
Fees Charged by Other Advisers
The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of similar mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of Scale
The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.
Fee and Performance Comparisons with Other TCIM and Advisors Clients
The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’
representation that, while the management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products. The Board concluded that these factors, among others, could reasonably explain different management fee rate schedules.
Other Benefits
The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM, use of research obtained through the Accounts’ use of soft dollars to manage the assets of other clients and the ability to incubate strategies within one or more Accounts that could be subsequently utilized to manage other non-Account products. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to TCIM and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Account-by-Account Synopsis of Factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has different non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will vary from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2022.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022.

81
CREF Stock Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.086% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
The Account ranked 2 out of 3 funds, 1 out of 2 funds, 1 out of 2 funds and 1 out of 2 funds within its group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-
year periods, respectively. The Account was in the 3rd, 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Global Equities Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.076% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account ranked 2 out of 3 funds, 1 out of 2 funds, 1 out of 2 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Growth Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.055% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.056% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 4th, 2nd, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Equity Index Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.010% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
For the three-year period, the Account’s adjusted annualized gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +4 basis points. For reference, one basis point equals 0.01%.
The Account received an Overall Morningstar Rating of 3 stars.

82
Approval of Investment Management Agreement
(continued)
(Unaudited)
CREF Core Bond Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.070% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment costs and total costs were each in the 1st quintile of its Expense Group and Expense Universe.
The Account was in the 1st, 2nd, 2nd and 3rd quintiles of its Performance Group for each of the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-
year periods.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Inflation-Linked Bond Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.020% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Social Choice Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.044% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 2nd, 4th, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 1st, 1st and 1st quintiles of its Performance Universe for each of the one-, three-, five-
and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Money Market Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2024. The Account’s actual management costs for the year ended December 31, 2022 equaled 0.031% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 5th quintile of both its Expense Group and
Expense Universe.
The Account ranked 2 out of 2 funds, 1 out of 2 funds, 1 out of 2 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 5th, 4th and 3rd quintiles and ranked 3 out of 5 funds within its Performance Universe for the one, three-, five- and ten-year periods, respectively.
Money market funds are not rated by Morningstar.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Account.

83
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.
In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of
Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review
Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid
Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)
84
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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A10939 (8/23)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Portfolio of Investments
CREF Stock Account June 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.8%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5 .500% 06/03/24 $ 56
TOTAL FOOD, BEVERAGE & TOBACCO 56
TOTAL CORPORATE BONDS 56
(Cost $64)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note 4 .125 11/15/32 204
TOTAL U.S. TREASURY SECURITIES 204
TOTAL GOVERNMENT BONDS 204
(Cost $210)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 2.1%
13,843 AB Dynamics plc 331
39,000 Actron Technology Corp 215
2,300 * Adient plc 88
37,000 AIMA Technology Group Co Ltd 164
223,811 Aisin Seiki Co Ltd 6,912
3,449 * American Axle & Manufacturing Holdings, Inc 29
340,286 * Apollo Tyres Ltd 1,690
306,956 * Aptiv plc 31,337
65,372 e ARB Corp Ltd 1,254
59,946 Asahi India Glass Ltd 357
264,088 *,e,g Aston Martin Lagonda Global Holdings plc 1,193
113,098,407 Astra International Tbk PT 51,299
382,928 * Atmus Filtration Technologies, Inc 8,409
239,235 Autoliv, Inc 20,354
209,956 Autoliv, Inc 17,855
1,947 e Autoneum Holding AG. 319
61,214 Bajaj Holdings and Investment Ltd 3,507
64,946 Balkrishna Industries Ltd 1,880
453,806 Bayerische Motoren Werke AG. 55,821
58,099 Bayerische Motoren Werke AG. (Preference) 6,621
19,400 Bethel Automotive Safety Systems Co Ltd 212
214,658 Bharat Forge Ltd 2,194
425,320 BorgWarner, Inc 20,802
460,700 e Bridgestone Corp 18,926
93,043 BYD Co Ltd 3,318
849,862 BYD Co Ltd (H shares) 27,251
16,678 Ceat Ltd 423
6,639 Changzhou Xingyu Automotive Lighting Systems Co Ltd 113
1,570,885 Cheng Shin Rubber Industry Co Ltd 2,029
176,000 China Motor Corp 527
91,208 * Chongqing Changan Automobile Co Ltd 163
34,909 Cie Automotive S.A. 1,068
1,054,708 Cie Generale des Etablissements Michelin S.C.A 31,200
166,202 Cie Plastic Omnium SA 2,923

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
619,975 * Cofide S.p.A. $ 256
356,431 Continental AG. 26,929
14,750 * Cooper-Standard Holding, Inc 210
46,800 * Cub Elecparts, Inc 246
601,089 Daimler AG. (Registered) 48,382
1,256,399 Dana Inc 21,359
356,500 Denso Corp 24,047
255,442 g Dometic Group AB 1,685
1,523 Dong Ah Tire & Rubber Co Ltd 106
2,966,517 Dongfeng Motor Group Co Ltd 1,360
634 * Dorman Products, Inc 50
2,319,713 * Dowlais Group plc 3,741
266,028 Dr ING hc F Porsche AG. 33,048
1,122,500 Drb-Hicom BHD 323
1,054 EGE Endustri VE Ticaret AS. 218
116,588 Eicher Motors Ltd 5,097
82,330 ElringKlinger AG. 742
26,260 g Endurance Technologies Ltd 506
29,882 Exedy Corp 503
363,662 * Exide Industries Ltd 1,052
132,119 Faurecia 3,118
189,586 FAW Jiefang Group Co Ltd 219
32,600 FCC Co Ltd 425
152,274 Ferrari NV 49,786
4,803 *,e Fisker, Inc 27
2,326,654 Ford Motor Co 35,202
57,612 Ford Otomotiv Sanayi AS 1,685
1,027 * Fox Factory Holding Corp 111
597,663 Freni Brembo SpA 8,870
504,000 Fuji Heavy Industries Ltd 9,492
75,463 Fuyao Glass Industry Group Co Ltd - A 373
530,162 g Fuyao Glass Industry Group Co Ltd - H 2,199
25,825,302 Geely Automobile Holdings Ltd 31,710
1,216,826 General Motors Co 46,921
55,736 Gentex Corp 1,631
690 * Gentherm, Inc 39
510,051 g Gestamp Automocion S.A. 2,394
6,290 Global & Yuasa Battery Co Ltd 231
36,000 Global PMX Co Ltd 183
474,872 * Goodyear Tire & Rubber Co 6,496
130,159 * Great Wall Motor Co Ltd 452
2,058,246 e Great Wall Motor Co Ltd 2,371
39,200 G-Tekt Corp 470
237,400 Guangzhou Automobile Group Co Ltd 341
2,905,042 Guangzhou Automobile Group Co Ltd - H 1,737
112,135 GUD Holdings Ltd 662
58,647 Hankook Tire Co Ltd 1,539
20,592 Hankook Tire Worldwide Co Ltd 187
120,074 Hanon Systems 837
105,886 Harley-Davidson, Inc 3,728
94,363 Hero Honda Motors Ltd 3,354
1,266,150 Honda Motor Co Ltd 38,357
3,344,000 * Hota Industrial Manufacturing Co Ltd 7,746
56,000 Hu Lane Associate, Inc 301
165,215 Huayu Automotive Systems Co Ltd 421
586,000 e Huazhong In-Vehicle Holdings Co Ltd 190
26,976 Huizhou Desay Sv Automotive Co Ltd 580
52,336 Hyundai Mobis 9,266
117,965 Hyundai Motor Co 18,555
33,005 Hyundai Motor Co Ltd (2nd Preference) 2,757
49,469 Hyundai Motor Co Ltd (Preference) 4,094
13,070 Hyundai Wia Corp 668

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,721 * Iljin Hysolus Co ltd $ 144
363,000 Intron Technology Holdings Ltd 212
482,100 Isuzu Motors Ltd 5,848
19,420 JBM Auto Ltd 317
67,689 JK Tyre & Industries Ltd 196
320,342 Johnson Electric Holdings Ltd 411
167,200 JTEKT Corp 1,524
14,596 Kayaba Industry Co Ltd 513
478,000 Kenda Rubber Industrial Co Ltd 493
225,769 Kia Motors Corp 15,208
3,454 Knaus Tabbert AG. 228
172,000 * Koito Manufacturing Co Ltd 3,121
34,840 Kordsa Teknik Tekstil AS. 105
76,438 * Kumho Tire Co, Inc 276
690 LCI Industries, Inc 87
55,078 Lear Corp 7,906
961,200 * Li Auto, Inc 16,642
36,093 Linamar Corp 1,897
504,056 *,e Lucid Group, Inc 3,473
4,138 *,e Luminar Technologies, Inc 28
255,587 Magna International, Inc 14,429
3,509 Maharashtra Scooters Ltd 235
4,009,382 Mahindra & Mahindra Ltd 71,236
88,618 Mahindra CIE Automotive Ltd 558
22,700 Mahle-Metal Leve S.A. Industria e Comercio 221
26,967 Mando Corp 1,109
408,602 Martinrea International, Inc 4,087
115,975 Maruti Suzuki India Ltd 13,871
470,073 Mazda Motor Corp 4,543
10,480 MGI Coutier 155
81,462 Minda Corp Ltd 281
141,104 Minda Industries Ltd 1,002
673,426 Minth Group Ltd 1,852
562,700 * Mitsubishi Motors Corp 1,968
69,130 *,e Mobileye Global, Inc 2,656
315,092 * Modine Manufacturing Co 10,404
1,933,992 Motherson Sumi Systems Ltd 2,027
1,506,024 Motherson Sumi Wiring India Lt 1,062
1,653 MRF Ltd 2,043
34,038 Musashi Seimitsu Industry Co Ltd 420
18,669 * Myoung Shin Industrial Co Ltd 335
293,000 * Nan Kang Rubber Tire Co Ltd 371
2,440,898 *,e,g Nemak SAB de C.V. 583
18,798 Nexen Tire Corp 118
590,000 Nexteer Automotive Group Ltd 309
128,600 NGK Spark Plug Co Ltd 2,580
162,015 NHK Spring Co Ltd 1,184
66,112 Nifco, Inc 1,966
55,511 Ningbo Joyson Electronic Corp 135
49,778 * Ningbo Tuopu Group Co Ltd 554
1,161,872 * NIO, Inc (ADR) 11,259
82,353 Nippon Seiki Co Ltd 562
1,909,000 Nissan Motor Co Ltd 7,835
57,310 Nissan Shatai Co Ltd 335
64,188 NOK Corp 942
108,878 Nokian Renkaat Oyj 950
31,600 Pacific Industrial Co Ltd 286
153 Patrick Industries, Inc 12
640,936 Piaggio & C S.p.A. 2,659
19,094 Piolax Inc 288
251,860 *,g Pirelli & C S.p.A 1,245
229,973 * Porsche AG. 13,860

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
69,772 PWR Holdings Ltd $ 404
67,691 *,e QuantumScape Corp 541
508,191 Renault S.A. 21,442
406,153 *,e Rivian Automotive, Inc 6,767
5,914 S&T Daewoo Co Ltd 238
36,708 SAF-Holland SE 513
424,623 SAIC Motor Corp Ltd 830
161,700 Sailun Group Co Ltd 254
24,460 g Sansera Engineering Ltd 260
428,000 Sanyang Industry Co Ltd 1,234
107,732 Schaeffler AG. 665
37,993 e Seiren Co Ltd 652
64,600 * Seres Group Co Ltd 328
47,805 Shandong Linglong Tyre Co Ltd 146
11,400 Shenzhen Kedali Industry Co Ltd 208
211,000 Shoei Co Ltd 3,914
8,448 SL Corp 237
909 *,e Solid Power, Inc 2
337,626 g Sona Blw Precision Forgings Ltd 2,129
3,474,400 Sri Trang Agro-Industry PCL (Foreign) 1,668
700 Standard Motor Products, Inc 26
107,200 Stanley Electric Co Ltd 2,173
908,170 Stellantis NV 15,966
142,734 * Stoneridge, Inc 2,691
592,400 Sumitomo Electric Industries Ltd 7,258
19,517 Sumitomo Riko Co Ltd 116
134,600 Sumitomo Rubber Industries, Inc 1,308
4,973 Sundaram-Clayton Ltd 283
5,768,680 * Sundaram-Clayton Ltd 707
89,899 Sundram Fasteners Ltd 1,336
38,861 Sungwoo Hitech Co Ltd 294
67,753 Suprajit Engineering Ltd 338
303,700 Suzuki Motor Corp 11,013
1,433,819 * Tata Motors Ltd 10,450
3,432,458 * Tesla, Inc 898,515
54,435 e Thor Industries, Inc 5,634
227,287 g TI Fluid Systems plc 394
548,000 e Tianneng Power International Ltd 568
114,666 Tofas Turk Otomobil Fabrik 1,116
40,147 Tokai Rika Co Ltd 596
332,000 Tong Yang Industry Co Ltd 563
26,068 Topre Corp 289
835,625 e Toyo Tire & Rubber Co Ltd 11,097
52,300 Toyoda Gosei Co Ltd 994
60,095 Toyota Boshoku Corp 1,076
16,415,498 * Toyota Motor Corp 263,831
7,239 Trigano S.A. 1,038
70,400 TS Tech Co Ltd 890
90,735 Tube Investments of India Ltd 3,520
53,000 Tung Thih Electronic Co Ltd 249
568,412 TVS Motor Co Ltd 9,210
285,000 UMW Holdings BHD 229
1,278,901 Valeo S.A. 27,483
44,391 *,g Varroc Engineering Ltd 183
31,655 * Visteon Corp 4,546
280,926 * Vitesco Technologies Group AG. 23,168
27,285 Volkswagen AG. (Preference) 3,669
627,881 *,e Volvo Car AB 2,498
4,144 WABCO India Ltd 614
641 Winnebago Industries, Inc 43
11,707 *,e Workhorse Group, Inc 10
1,380,000 e Wuling Motors Holdings Ltd 127

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
452 * XPEL, Inc $ 38
877,300 *,e XPeng, Inc 5,828
1,089,031 g Yadea Group Holdings Ltd 2,484
245,700 e Yamaha Motor Co Ltd 7,063
99,200 e Yokohama Rubber Co Ltd 2,179
480,480 Yulon Motor Co Ltd 1,277
TOTAL AUTOMOBILES & COMPONENTS 2,408,935
BANKS - 6.0%
7,070 e 1st Source Corp 296
42,003 77 Bank Ltd 748
614,999 g ABN AMRO Group NV 9,559
342,928 Absa Group Ltd 3,061
1,178,355 Abu Dhabi Commercial Bank PJSC 2,602
602,769 Abu Dhabi Islamic Bank PJSC 1,746
286 e ACNB Corp 9
642,600 * Affin Holdings BHD 259
44,610,383 Agricultural Bank of China Ltd 17,569
2,367,562 Agricultural Bank of China Ltd (Class A) 1,151
17,624,924 AIB Group plc 74,176
31,600 Aichi Financial Group, Inc 511
866,629 * Ajman Bank PJSC 529
4,547,655 Akbank TAS 3,534
48,537 Aktia Bank Oyj 493
654,750 Al Ahli Bank of Kuwait KSCP 501
3,912,055 Al Rajhi Bank 76,567
2,071,758 Alinma Bank 18,621
76,171 * Alior Bank S.A. 907
830,300 Alliance Financial Group BHD 593
2,711,230 * Alpha Bank AE 4,441
315,270 *,† Amagerbanken AS 0
28,796 Amalgamated Financial Corp 463
14,766 Amerant Bancorp Inc 254
354 e American National Bankshares, Inc 10
332,984 Ameris Bancorp 11,391
591,934 AMMB Holdings BHD 460
116,000 e Aozora Bank Ltd 2,157
271,615 Arab National Bank 1,915
11,102 Arrow Financial Corp 224
2,700 Associated Banc-Corp 44
952 Atlantic Union Bankshares Corp 25
146,552 g AU Small Finance Bank Ltd 1,350
4,435,126 Australia & New Zealand Banking Group Ltd 70,207
27,044 Awa Bank Ltd 374
7,190,841 Axis Bank Ltd 86,767
314,787 * Axos Financial, Inc 12,415
155,541 Banc of California, Inc 1,801
425,812 * Banca Monte dei Paschi di Siena S.p.A 1,071
1,142,391 Banca Popolare di Sondrio SCARL 4,761
45,201 Bancfirst Corp 4,158
66,700 Banco ABC Brasil S.A. 266
16,935,209 Banco Bilbao Vizcaya Argentaria S.A. 130,108
1,139,189 Banco BPM S.p.A. 5,291
6,477,886 Banco Bradesco S.A. 19,806
18,024,259 Banco Bradesco S.A. (Preference) 61,923
38,254,028 * Banco Comercial Portugues S.A. 9,172
50,797,672 Banco de Chile 5,302
22,361 Banco de Credito e Inversiones 683
12,377,349 Banco de Sabadell S.A. 14,270
2,335,900 e,g Banco del Bajio S.A. 7,099
351,501 Banco do Brasil S.A. 3,626
196,300 Banco do Estado do Rio Grande do Sul 615

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
64,081 Banco Itau Chile S.A. $ 687
265,100 Banco Pan S.A. 507
130,410 Banco Santander Brasil S.A. 834
26,770,189 Banco Santander Chile S.A. 1,267
331,851 Banco Santander S.A. 1,229
106,901 BanColombia S.A. 794
185,322 BanColombia S.A. (Preference) 1,243
292,194 *,g Bandhan Bank Ltd 865
5,584,900 * Bank Aladin Syariah Tbk PT 456
198,641 Bank AlBilad 2,061
148,834 Bank Al-Jazira 729
1,959,600 Bank BTPN Syariah Tbk PT 270
48,105,470 Bank Central Asia Tbk PT 29,503
71 e Bank First Corp 6
105,420 Bank Hapoalim Ltd 869
131,993 Bank Leumi Le-Israel 989
460,828 * Bank Millennium S.A. 653
5,940,288 * Bank Neo Commerce Tbk PT 195
12,186,811 Bank of America Corp 349,640
945,856 Bank of Baroda 2,203
633,262 Bank of Beijing Co Ltd 404
286,100 Bank of Changsha Co Ltd 306
90,620 * Bank of Chengdu Co Ltd 153
1,074,844 Bank of China Ltd - A 579
68,834,912 Bank of China Ltd - H 27,637
1,096,812 Bank of Communications Co Ltd - A 877
4,080,319 Bank of Communications Co Ltd - H 2,707
971,600 Bank of East Asia Ltd 1,344
29,897 Bank of Georgia Group plc 1,111
112,795 Bank of Hangzhou Co Ltd 183
233 e Bank of Hawaii Corp 10
7,593,022 Bank of Ireland Group plc 72,494
324,218 * Bank of Jiangsu Co Ltd 329
430,400 Bank of Kaohsiung 172
49,600 Bank of Kyoto Ltd 2,482
532 Bank of Marin Bancorp 9
1,127,600 Bank of Montreal 101,835
214,914 Bank of Nanjing Co Ltd 237
156,174 Bank of Ningbo Co Ltd 545
1,201,921 e Bank of Nova Scotia 60,135
614,339 Bank of NT Butterfield & Son Ltd 16,808
559,028 Bank of Queensland Ltd (ASE) 2,049
403,299 Bank of Shanghai Co Ltd 320
262,100 Bank of Suzhou Co Ltd 237
776,478 Bank of the Philippine Islands 1,533
133,515 e Bank OZK 5,362
180,731 Bank Pekao S.A. 4,930
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 214
7,304,400 Bank Pembangunan Daerah Jawa Timur Tbk PT 314
228,543,368 Bank Rakyat Indonesia 83,439
4,944,462 Bank Tabungan Negara Persero Tbk PT 437
14,602 * Bank Zachodni WBK S.A. 1,398
566,183 e Bankinter S.A. 3,485
79,030 BankUnited 1,703
190 Bankwell Financial Group, Inc 5
285,354 Banner Corp 12,461
30,981 e Banque Cantonale Vaudoise 3,272
238,662 Banque Saudi Fransi 2,666
8,993 e Bar Harbor Bankshares 222
24,232,396 Barclays plc 47,340
1,077,425 g BAWAG Group AG. 49,672
403 Baycom Corp 7

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
489 BCB Bancorp, Inc $ 6
10,543,239 BDO Unibank, Inc 26,401
473,913 Bendigo Bank Ltd 2,715
128,502 Berkshire Hills Bancorp, Inc 2,664
561,100 BIMB Holdings BHD 235
898 * Blue Foundry Bancorp 9
580 Blue Ridge Bankshares, Inc 5
1,445,125 BNP Paribas S.A. 91,196
3,293,125 BOC Hong Kong Holdings Ltd 10,088
475 BOK Financial Corp 38
558,337 Boubyan Bank KSCP 1,167
1,392,602 e BPER Banca 4,234
5,673 * BRE Bank S.A. 567
22,674 * Bridgewater Bancshares, Inc 223
585,283 Brookline Bancorp, Inc 5,115
215,950 BS Financial Group, Inc 1,140
2,549,199 Bumiputra-Commerce Holdings BHD 2,767
2,809,667 Burgan Bank SAK 1,929
161 e Burke & Herbert Financial Services Corp 10
14,271 Business First Bancshares, Inc 215
154,794 Byline Bancorp, Inc 2,800
3,283 Cadence BanCorp 64
10,130,514 CaixaBank S.A. 41,964
233 e Cambridge Bancorp 13
490 Camden National Corp 15
911,698 e Canadian Imperial Bank of Commerce 38,925
77,985 e Canadian Western Bank 1,455
258 e Capital Bancorp, Inc 5
456 Capital City Bank Group, Inc 14
178,339 Capitec Bank Holdings Ltd 14,856
674,020 e Capitol Federal Financial 4,159
17,275 Capstar Financial Holdings, Inc 212
830 * Carter Bankshares, Inc 12
90,638 Cathay General Bancorp 2,918
125,644 Central Pacific Financial Corp 1,974
1,952,011 Chang Hwa Commercial Bank 1,170
1,772,700 Chiba Bank Ltd 10,750
21,816,490 China Citic Bank 10,257
455,407 China Construction Bank Corp - A 393
82,958,546 * China Construction Bank Corp - H 53,709
1,339,504 * China Everbright Bank Co Ltd - A 566
2,124,845 China Everbright Bank Co Ltd - H 611
4,736,481 China Merchants Bank Co Ltd 21,604
2,053,770 China Merchants Bank Co Ltd (Class A) 9,285
992,848 China Minsheng Banking Corp Ltd - A 513
8,602,991 e China Minsheng Banking Corp Ltd - H 3,185
357,537 China Zheshang Bank Co Ltd 130
29,171,388 Chinatrust Financial Holding Co 23,327
1,002,200 Chongqing Rural Commercial Bank Co Ltd 496
116,600 Chugin Financial Group, Inc 702
1,393,182 Citigroup, Inc 64,142
480 Citizens & Northern Corp 9
1,213,514 Citizens Financial Group, Inc 31,648
165 City Holding Co 15
315,466 City Union Bank Ltd 490
498 Civista Bancshares, Inc 9
122,947 Close Brothers Group plc 1,379
557 CNB Financial Corp 10
11,831 *,e Coastal Financial Corp 445
67,468 * Collector Bank AB 183
554 Colony Bankcorp Inc 5
213,366 Columbia Banking System, Inc 4,327

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
150 *,e Columbia Financial, Inc $ 3
41,821 Comerica, Inc 1,772
46,787 e Commerce Bancshares, Inc 2,279
1,305,350 Commercial Bank of Qatar QSC 2,095
1,056,964 Commercial International Bank 1,753
5,706,775 Commerzbank AG. 63,264
2,171,992 Commonwealth Bank of Australia 145,408
204,253 Community Bank System, Inc 9,575
58,052 e Community Trust Bancorp, Inc 2,065
948,700 Concordia Financial Group Ltd 3,709
1,267 ConnectOne Bancorp, Inc 21
314,900 e Credicorp Ltd 46,492
27,393 Credit Agricole S.A. 325
175,587 Credito Emiliano S.p.A. 1,367
22,073 *,e CrossFirst Bankshares, Inc 221
1,425 Cullen/Frost Bankers, Inc 153
281 *,e Customers Bancorp, Inc 9
117,423 CVB Financial Corp 1,559
5,646,074 *,† Cyprus Popular Bank Public Co Ltd 62
299,627 Dah Sing Banking Group Ltd 224
135,508 Dah Sing Financial Holdings Ltd 339
28,586 Daishi Hokuetsu Financial Group, Inc 617
14,323 Danske Bank AS 349
1,611,165 DBS Group Holdings Ltd 37,625
80,886 DCB Bank Ltd 121
125,006 DGB Financial Group Co Ltd 692
162 Dime Community Bancshares, Inc 3
19,157 DNB Bank ASA 358
1,870,201 Doha Bank QSC 794
1,193,887 Dubai Islamic Bank PJSC 1,785
1,726,243 Dukhan Bank 1,872
11,590,726 E.Sun Financial Holding Co Ltd 9,711
39,984 Eagle Bancorp, Inc 846
172,672 East West Bancorp, Inc 9,115
2,370 Eastern Bankshares, Inc 29
777,797 Emirates NBD Bank PJSC 3,166
319 Enterprise Bancorp, Inc 9
61,984 Enterprise Financial Services Corp 2,424
21,327 *,e Equitable Group, Inc 1,127
439,174 *,g Equitas Small Finance Bank Ltd 484
505 Equity Bancshares, Inc 12
7,596 Erste Bank der Oesterreichischen Sparkassen AG. 266
525 Esquire Financial Holdings, Inc 24
1,034,549 * Eurobank Ergasias S.A. 1,705
1,903,578 Far Eastern International Bank 729
284 e Farmers & Merchants Bancorp, Inc 6
80,511 Farmers National Banc Corp 996
118 FB Financial Corp 3
1,276,946 Federal Bank Ltd 1,970
13,451 FIBI Holdings Ltd 544
2,481,352 Fifth Third Bancorp 65,036
515 Financial Institutions, Inc 8
920,146 FinecoBank Banca Fineco S.p.A 12,386
14,247 First Bancorp 424
170,568 First Bancorp 2,084
307 First Bancorp, Inc 7
674 First Bancshares, Inc 17
447 e First Bank 5
112,684 First Busey Corp 2,265
271 First Business Financial Services, Inc 8
50,099 e First Citizens Bancshares, Inc (Class A) 64,300
550,085 First Commonwealth Financial Corp 6,959

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
559 First Community Bancshares, Inc $ 17
1,532 First Financial Bancorp 31
576,465 First Financial Bankshares, Inc 16,423
57,626 e First Financial Corp 1,871
4,291,584 First Financial Holding Co Ltd 3,817
141,718 First Foundation, Inc 563
160,189 First Hawaiian, Inc 2,885
419,184 First Horizon National Corp 4,724
189,481 First International Bank Of Israel Ltd 7,409
120,130 First Interstate Bancsystem, Inc 2,864
10,855 First Merchants Corp 306
9,370 First Mid-Illinois Bancshares, Inc 226
762 First of Long Island Corp 9
269 *,e First Western Financial, Inc 5
279 Five Star Bancorp 6
980 Flushing Financial Corp 12
6,659 FNB Corp 76
5,200 *,† FS Finans A.S. 0
145,900 Fukuoka Financial Group, Inc 3,016
2,504 Fulton Financial Corp 30
477 * FVCBankcorp, Inc 5
906 e German American Bancorp, Inc 25
59,253 Glacier Bancorp, Inc 1,847
15,566 e Great Southern Bancorp, Inc 790
688 Greene County Bancorp, Inc 21
9,711,285 e Grupo Financiero Banorte S.A. de C.V. 80,115
855,577 *,e Grupo Financiero Inbursa S.A. 2,032
1,205,431 Grupo Security S.A. 305
293 Guaranty Bancshares, Inc 8
652,470 Gulf Bank KSCP 565
277,800 Gunma Bank Ltd 1,019
299,100 Hachijuni Bank Ltd 1,299
441,127 Haci Omer Sabanci Holding AS 781
123,255 Hana Financial Group, Inc 3,679
1,247 Hancock Whitney Corp 48
680,935 Hang Seng Bank Ltd 9,707
1,840 Hanmi Financial Corp 27
26,053 HarborOne Northeast Bancorp, Inc 226
353 HBT Financial, Inc 7
615,934 HDFC Bank Ltd (ADR) 42,931
92,470 Heartland Financial USA, Inc 2,577
456 Heritage Commerce Corp 4
1,183 e Heritage Financial Corp 19
1,703 Hilltop Holdings, Inc 54
47 e Hingham Institution for Savings 10
204,302 Hirogin Holdings, Inc 1,159
17,600 Hokkoku Financial Holdings, Inc 508
95,760 Hokuhoku Financial Group, Inc 767
225 Home Bancorp, Inc 7
1,036,105 Home Bancshares, Inc 23,623
617 HomeStreet, Inc 4
406 HomeTrust Bancshares, Inc 8
244,912 Hong Leong Bank BHD 996
12,570 Hong Leong Credit BHD 48
271 Hope Bancorp, Inc 2
1,379 e Horizon Bancorp 14
11,756,388 HSBC Holdings plc 93,085
3,447,510 Hua Nan Financial Holdings Co Ltd 2,461
407,286 Huaxia Bank Co Ltd 304
766,032 Huntington Bancshares, Inc 8,258
147,374 Hyakugo Bank Ltd 428
4,608,689 ICICI Bank Ltd 52,765

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,727,004 * IDFC Bank Ltd $ 2,650
749 Independent Bank Corp 33
25,491 Independent Bank Corp 432
767 Independent Bank Group, Inc 26
235,603 Indian Bank 843
1,734,739 Industrial & Commercial Bank of China Ltd - A 1,152
48,779,914 Industrial & Commercial Bank of China Ltd - H 26,069
514,105 Industrial Bank Co Ltd 1,110
105,817 Industrial Bank of Korea 832
26,798,604 ING Groep NV 361,288
28,790 Intercorp Financial Services, Inc 715
109,483 International Bancshares Corp 4,839
6,653,068 Intesa Sanpaolo S.p.A. 17,443
2,023,613 Investimentos Itau S.A. - PR 4,074
3,796,561 iShares Core MSCI EAFE ETF 256,268
2,170,255 iShares Core MSCI Emerging Markets ETF 106,972
1,669,836 Israel Discount Bank Ltd 8,342
12,041,102 Itau Unibanco Holding S.A. 71,469
219,054 Iyogin Holdings, Inc 1,231
254,750 * Jammu & Kashmir Bank Ltd 189
1,242,900 Japan Post Bank Co Ltd 9,692
322,667 JB Financial Group Co Ltd 2,077
383 e John Marshall Bancorp, Inc 8
5,027,664 JPMorgan Chase & Co 731,223
506,854 * Judo Capital Holdings Ltd 401
25,740 Juroku Financial Group, Inc 556
89,028 * Jyske Bank 6,773
66,087 KakaoBank Corp 1,201
96,536 Karnataka Bank Ltd 224
394,051 Karur Vysya Bank Ltd 601
239,000 Kasikornbank PCL (Foreign) 879
1,289,204 KB Financial Group, Inc 46,791
29,591 KBC Ancora 1,353
762,509 KBC Groep NV 53,224
166,431 Kearny Financial Corp 1,173
65,248 Keiyo Bank Ltd 242
18,321 Keycorp 169
181,000 Kiatnakin Bank PCL (Foreign) 306
647,000 King's Town Bank 740
43,819 Kiyo Bank Ltd 451
28,989 Komercni Banka AS 884
955,126 Kotak Mahindra Bank Ltd 21,541
3,203,996 Krung Thai Bank PCL 1,756
3,391,349 Kuwait Finance House 8,267
773,031 Kuwait International Bank KSCP 429
1,832,555 Kuwait Projects Co Holding KSCP 806
284,500 Kyushu Financial Group, Inc 1,202
1,586 Lakeland Bancorp, Inc 21
13,118 Lakeland Financial Corp 636
34,846 e Laurentian Bank of Canada 870
377,482 Live Oak Bancshares, Inc 9,932
5,908,139 Lloyds TSB Group plc 3,275
428 Luther Burbank Corp 4
446,781 M&T Bank Corp 55,294
848 Macatawa Bank Corp 8
2,220,630 Malayan Banking BHD 4,108
1,784,600 Malaysia Building Society 249
2,327,109 Masraf Al Rayan 1,649
893,400 Mebuki Financial Group Inc 2,120
550,884 Mediobanca S.p.A. 6,595
10,092,402 Mega Financial Holding Co Ltd 12,386
474 Mercantile Bank Corp 13

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
578 Meta Financial Group, Inc $ 27
403 Metrocity Bankshares, Inc 7
734,914 Metropolitan Bank & Trust 744
311 *,e Metropolitan Bank Holding Corp 11
486 Mid Penn Bancorp, Inc 11
722 Midland States Bancorp, Inc 14
447 MidWestOne Financial Group, Inc 10
14,578,926 Mitsubishi UFJ Financial Group, Inc 107,462
13,268 Mizrahi Tefahot Bank Ltd 444
2,149,524 Mizuho Financial Group, Inc 32,856
108,835 g Moneta Money Bank AS 399
25,668 e Musashino Bank Ltd 389
349 MVB Financial Corp 7
21,849 Nanto Bank Ltd 370
2,794,639 National Australia Bank Ltd 49,152
101,272 National Bank Holdings Corp 2,941
3,529,709 National Bank of Abu Dhabi PJSC 13,155
340,489 National Bank of Canada 25,368
220,587 * National Bank of Greece S.A. 1,434
3,107,489 National Bank of Kuwait SAKP 9,477
2,128,629 National Commercial Bank 20,994
14,662,808 NatWest Group plc 44,817
23,532 NBT Bancorp, Inc 749
426,803 Nedbank Group Ltd 5,183
13,813 New York Community Bancorp, Inc 155
371 Nicolet Bankshares, Inc 25
133,564 Nishi-Nippon Financial Holdings, Inc 1,186
9,183,330 e Nordea Bank Abp 100,033
3,172,376 Nordea Bank Abp 34,556
212,597 North Pacific Bank Ltd 420
5,389 Northeast Bank 225
1,495 Northfield Bancorp, Inc 16
5,430 Northrim BanCorp, Inc 214
252,240 e Northwest Bancshares, Inc 2,674
4,771,613 * NU Holdings Ltd 37,648
1,135,000 O-Bank Co Ltd 373
283,152 OceanFirst Financial Corp 4,423
511,356 OFG Bancorp 13,336
23,107 Ogaki Kyoritsu Bank Ltd 296
18,000 Okinawa Financial Group, Inc 260
240,104 Old National Bancorp 3,347
104,666 e Old Second Bancorp, Inc 1,367
56,415 Origin Bancorp, Inc 1,653
327 e Orrstown Financial Services, Inc 6
86,880 OTP Bank 3,089
3,271,646 Oversea-Chinese Banking Corp 29,762
893 Pacific Premier Bancorp, Inc 18
2,973 e PacWest Bancorp 24
61 Park National Corp 6
343 e Parke Bancorp, Inc 6
398 e PCB Bancorp 6
15,139 Peapack Gladstone Financial Corp 410
38,461 Peoples Bancorp, Inc 1,021
238 Peoples Financial Services Corp 10
1,732,155 * Permanent TSB Group Holdings plc 4,196
1,160,384 Ping An Bank Co Ltd 1,799
1,203 Pinnacle Financial Partners, Inc 68
285 * Pioneer Bancorp, Inc 3
2,966,799 * Piraeus Financial Holdings S.A. 9,740
690,938 PNC Financial Services Group, Inc 87,024
30,489 Popular, Inc 1,845
725,837 Postal Savings Bank of China Co Ltd - A 489

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,768,972 e,g Postal Savings Bank of China Co Ltd - H $ 4,791
833,242 Powszechna Kasa Oszczednosci Bank Polski S.A. 7,416
161,348 e Preferred Bank 8,873
1,209 Premier Financial Corp 19
30,016 Primis Financial Corp 253
88,527 Prosperity Bancshares, Inc 5,000
249,194 Provident Financial Services, Inc 4,072
64,560,486 * PT Bank Bukopin Tbk 439
127,354,570 PT Bank Mandiri Persero Tbk 44,320
23,798,053 PT Bank Negara Indonesia 14,601
5,969,880 Public Bank BHD 4,929
365,183 Qatar International Islamic Bank QSC 1,011
657,072 Qatar Islamic Bank SAQ 3,215
3,846,217 Qatar National Bank 16,360
50,009 QCR Holdings, Inc 2,052
175,297 * Raiffeisen International Bank Holding AG. 2,782
480 RBB Bancorp 6
373,523 *,g RBL Bank Ltd 831
152 e Red River Bancshares Inc 7
383,591 e Regional SAB de C.V. 2,779
17,287 Regions Financial Corp 308
231,953 Renasant Corp 6,061
295 Republic Bancorp, Inc (Class A) 13
2,826,100 Resona Holdings, Inc 13,531
566,369 RHB Capital BHD 660
23,446 Ringkjoebing Landbobank A.S. 3,361
1,173,433 Riyad Bank 10,596
1,403,324 Royal Bank of Canada 134,024
871 e S&T Bancorp, Inc 24
154 Sandy Spring Bancorp, Inc 3
115,164 San-In Godo Bank Ltd 646
406,574 Saudi British Bank 4,140
386,626 Saudi Investment Bank 1,764
740,761 SCB X PCL 2,230
1,630 Seacoast Banking Corp of Florida 36
346,690 Security Bank Corp 526
716 ServisFirst Bancshares, Inc 29
512,700 Seven Bank Ltd 1,007
1,518,331 Shanghai Commercial & Savings Bank Ltd 2,215
690,034 Shanghai Pudong Development Bank Co Ltd 689
442,600 Shanghai Rural Commercial Bank Co Ltd 332
1,062,496 Sharjah Islamic Bank 604
30,600 Shiga Bank Ltd 575
384,764 Shinhan Financial Group Co Ltd 9,947
54,200 *,e Shinsei Bank Ltd 1,059
396,300 Shizuoka Financial Group, Inc 2,863
601 Shore Bancshares, Inc 7
486 Sierra Bancorp 8
173,062 Simmons First National Corp (Class A) 2,985
9,525,527 SinoPac Financial Holdings Co Ltd 5,315
5,512,641 Skandinaviska Enskilda Banken AB (Class A) 60,971
524 SmartFinancial, Inc 11
8,639 Societe Generale 225
855,824 * South Indian Bank Ltd 202
16,195 South Plains Financial Inc 365
178,032 South State Corp 11,715
258 * Southern First Bancshares, Inc 6
5,561 Southern Missouri Bancorp, Inc 214
95,566 e Southside Bancshares, Inc 2,500
59,593 Spar Nord Bank AS 933
29,425 Sparebank Oestlandet 356
147,336 SpareBank SR-Bank ASA 1,786

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
109,343 Sparebanken Midt-Norge $ 1,438
203,928 Sparebanken Nord-Norge 1,845
2,681 St Galler Kantonalbank 1,453
2,454,913 Standard Bank Group Ltd 23,178
6,206,534 Standard Chartered plc 53,997
744,794 State Bank of India 5,216
107,712 e Stellar Bancorp, Inc 2,466
576 * Sterling Bancorp, Inc 3
592 Stock Yards Bancorp, Inc 27
2,442,797 Sumitomo Mitsui Financial Group, Inc 104,697
394,071 Sumitomo Mitsui Trust Holdings, Inc 13,980
340 e Summit Financial Group, Inc 7
215,064 Suruga Bank Ltd 863
36,009 Svenska Handelsbanken AB 301
11,937 Swedbank AB (A Shares) 201
170,811 Sydbank AS 7,898
2,802 Synovus Financial Corp 85
2,557,680 Taichung Commercial Bank 1,249
4,320,496 Taishin Financial Holdings Co Ltd 2,630
2,388,000 Taiwan Business Bank 1,095
3,950,659 Taiwan Cooperative Financial Holding 3,565
45,742 TBC Bank Group plc 1,435
586 * Texas Capital Bancshares, Inc 30
273,100 Thanachart Capital PCL 384
270,053 * The Bancorp, Inc 8,817
411 * Third Coast Bancshares, Inc 7
116,343 Toho Bank Ltd 183
18,900 Tokyo TY Financial Group, Inc 411
107,364 Tomony Holdings, Inc 273
480 Tompkins Financial Corp 27
1,839,551 e Toronto-Dominion Bank 114,018
25,938 Towne Bank 603
589 Trico Bancshares 20
517 Triumph Bancorp, Inc 31
1,547,849 Truist Financial Corp 46,977
49,549 e TrustCo Bank Corp NY 1,418
207,990 Trustmark Corp 4,393
5,382,499 Turkiye Is Bankasi (Series C) 2,899
487,047 *,g Ujjivan Small Finance Bank Ltd 226
585 UMB Financial Corp 36
3,498,926 g Unicaja Banco S.A. 3,682
500,358 UniCredit S.p.A. 11,635
1,720,337 Union Bank Of Taiwan 910
3,063 United Bankshares, Inc 91
1,468 United Community Banks, Inc 37
1,119,617 United Overseas Bank Ltd 23,233
237 Unity Bancorp, Inc 6
94,373 Univest Financial Corp 1,706
30,235 US Bancorp 999
369 *,e USCB Financial Holdings, Inc 4
13,289 Valiant Holding 1,386
7,685 Valley National Bancorp 60
261,536 Van Lanschot Kempen NV 8,771
141,590 Veritex Holdings, Inc 2,539
3,958,050 Virgin Money UK plc 7,537
635,093 *,† VTB Bank PJSC (GDR) Equiduct 6
664,707 *,† VTB Bank PJSC (GDR) Tradegate 7
904,530 Warba Bank KSCP 630
993 Washington Federal, Inc 26
34,401 Washington Trust Bancorp, Inc 922
3,292 Webster Financial Corp 124
11,498,832 Wells Fargo & Co 490,770

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
161,625 WesBanco, Inc $ 4,139
453 West Bancorporation, Inc 8
40,457 Westamerica Bancorporation 1,550
1,789 Western Alliance Bancorp 65
3,133,117 Westpac Banking Corp 44,611
221,868 Wintrust Financial Corp 16,112
227,929 Woori Financial Group, Inc 2,047
135,172 WSFS Financial Corp 5,099
160,399 Yamaguchi Financial Group, Inc 1,077
1,202,243 Yapi ve Kredi Bankasi 601
5,355,780 * Yes Bank Ltd 1,063
2,795 e Zions Bancorporation 75
TOTAL BANKS 6,934,542
CAPITAL GOODS - 8.1%
1,205 * 3D Systems Corp 12
218,301 3M Co 21,850
2,279 3M India Ltd 751
100,588 A.O. Smith Corp 7,321
81,716 Aalberts Industries NV 3,441
34,021 Aaon, Inc 3,226
48,085 * AAR Corp 2,777
8,700 *,e Abalance Corp 648
754,573 ABB Ltd 29,686
47,735 ABB Ltd India 2,578
8,699 ABB Power Products & Systems India Ltd 442
1,451,649 Aboitiz Equity Ventures, Inc 1,432
286,000 AcBel Polytech, Inc 428
114,429 Accelleron Industries AG. 2,749
19,015 Ackermans & Van Haaren 3,131
5,133 ACS Actividades de Construccion y Servicios S.A. 181
28,149 Action Construction Equipment Ltd 169
7,597 Acuity Brands, Inc 1,239
147,530 Adani Enterprises Ltd 4,310
214,284 AddTech AB 4,673
14,985 e ADENTRA, Inc 368
52,026 Advanced Drainage Systems, Inc 5,920
25,000 Advanced Energy Solution Holding Co Ltd 657
42,827 AECC Aero-Engine Control Co Ltd 144
106,852 AECC Aviation Power Co Ltd 623
128,748 Aecom Technology Corp 10,904
56,439 e Aecon Group, Inc 527
175,128 * AerCap Holdings NV 11,124
29,332 * Aerojet Rocketdyne Holdings, Inc 1,609
517 * Aerovironment, Inc 53
536 *,e AerSale Corp 8
39,954 AFG Arbonia-Forster Hldg 452
15,108 AG Growth International Inc 578
44,079 AGCO Corp 5,793
34,797 AIA Engineering Ltd 1,360
58,700 Aichi Corp 356
119,841 Aida Engineering Ltd 785
82,055 Air Lease Corp 3,434
1,266,901 Airbus SE 183,171
157,226 Airtac International Group 5,196
17,469 Aker ASA (A Shares) 990
13,393 Alamo Group, Inc 2,463
111,390 Alarko Holding AS 324
641 Albany International Corp (Class A) 60
7,716 Alfa Laval AB 281
2,399,300 e Alfa S.A. de C.V. (Class A) 1,493
18,163 *,e,g Alfen Beheer BV 1,221

SHARES DESCRIPTION
REFERENCERATE & SPREAD
64,853 g Alimak Group AB $ 506
273,751 Allegion plc 32,856
2,357,300 Alliance Global Group, Inc 573
6,258 Allied Motion Technologies, Inc 250
178,986 Allison Transmission Holdings, Inc 10,106
85,031 Alstom RGPT 2,538
342,434 Alta Equipment Group, Inc 5,934
1,987,800 Amada Co Ltd 19,611
486,420 Amara Raja Batteries Ltd 4,047
378 *,e Ameresco, Inc 18
402 * American Woodmark Corp 31
835,743 Ametek, Inc 135,290
121,348 Andritz AG. 6,768
29,823 * Antares Vision S.p.A 224
12,665 Apar Industries Ltd 537
796,863 * API Group Corp 21,722
40,867 Apogee Enterprises, Inc 1,940
205,859 Applied Industrial Technologies, Inc 29,815
24,580 * Aprogen KIC, Inc 24
2,896 Arad Investment & Industrial Development Ltd 315
4,507 *,e Archer Aviation, Inc 19
247,392 Arcosa, Inc 18,745
478 Argan, Inc 19
64,000 Armac Locacao Logistica E Servicos S.A. 200
36,857 Armstrong World Industries, Inc 2,708
574,875 * Array Technologies, Inc 12,992
168,600 e Asahi Glass Co Ltd 6,066
587,255 Aselsan Elektronik Sanayi Ve Ticaret AS 1,231
1,208,865 Ashok Leyland Ltd 2,473
2,274,618 Ashtead Group plc 157,701
30,670 Ashtrom Group Ltd 426
943,658 Assa Abloy AB 22,683
36,388 Astec Industries, Inc 1,653
29,633 Astra Industrial Group 687
337,738 Astral Polytechnik Ltd 8,183
864 * Astronics Corp 17
173,565 * Atkore International Group, Inc 27,066
36,961 Atlas Copco AB 461
2,040,540 Atlas Copco AB 29,459
116,829 * ATS Corp 5,375
277,939 Austal Ltd 440
726,037 e AviChina Industry & Technology Co 353
22,959 AVICOPTER plc 126
25,239 Avon Rubber plc 273
54,990 * Axon Enterprise, Inc 10,730
118,511 Ayala Corp 1,348
2,215 *,† Ayala Corp Preferred 0 ^
91,941 * AZEK Co, Inc 2,785
57,154 AZZ, Inc 2,484
193,036 * Babcock International Group 693
82,198 Badger Infrastructure Solution 1,669
2,903,144 BAE Systems plc 34,232
488,467 Balfour Beatty plc 2,114
193,892 *,e Ballard Power Systems, Inc 849
118,897 e Barloworld Ltd 540
1,030 Barnes Group, Inc 43
20,521 Bawan Co 200
9,895 BayWa AG. 408
36,331 * Beacon Roofing Supply, Inc 3,015
87,522 Beijer Alma AB 1,829
406,851 e Beijer Ref AB 5,197
18,400 Beijing Easpring Material Technology Co Ltd 128
83,712 Beijing New Building Materials plc 283
29,870 Beijing United Information Technology Co Ltd 152

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
19,546 Belimo Holding AG. $ 9,769
25,021 * BEML Land Assets Ltd 49
17,973 BEML Ltd 356
1,252,000 BES Engineering Corp 447
423,841 Bharat Dynamics Ltd 5,800
3,308,644 Bharat Electronics Ltd 5,081
860,702 Bharat Heavy Electricals 922
248,115 Bidvest Group Ltd 3,449
7,105 Biesse S.p.A. 94
105,912 Bizlink Holdings Inc 1,098
3,565 *,e Blink Charging Co 21
2,849 *,e Bloom Energy Corp 47
315 * Blue Bird Corp 7
94,596 Blue Star Ltd 886
173 * BlueLinx Holdings, Inc 16
1,485,306 g BOC Aviation Ltd 12,039
164,485 Bodycote plc 1,339
1,665,755 * Boeing Co 351,741
73,275 Boise Cascade Co 6,620
71,595 * Bombardier, Inc 3,530
19,230 Bonheur ASA 466
4,715 Bossard Holding AG. 1,048
219,116 Bouygues S.A. 7,361
554,772 Brenntag AG. 43,282
335,000 Brighton-Best International Taiwan, Inc 384
74 e Brookfield Business Corp 1
16,941 Bucher Industries AG. 7,497
10,049 Budimex S.A. 888
23,827 Bufab AB 816
177,815 * Builders FirstSource, Inc 24,183
60,600 Bunka Shutter Co Ltd 467
396,670 Bunzl plc 15,116
13,611 Burckhardt Compression Holding AG. 7,993
8,271 Burkhalter Holding AG. 851
22,568 BWX Technologies, Inc 1,615
90,746 * Cadeler A.S. 380
980 e Cadre Holdings, Inc 21
386,996 * CAE, Inc 8,662
19,965 e Carbone Lorraine 905
31,515 g Carel Industries S.p.A 950
32,151 Cargotec Corp (B Shares) 1,769
12,090 Carlisle Cos, Inc 3,101
5,245,117 Carrier Global Corp 260,735
630,906 Caterpillar, Inc 155,234
15,400 Central Glass Co Ltd 330
5,180 Cera Sanitaryware Ltd 484
112,817 *,e Ceres Power Holdings plc 435
1,049,700 CH Karnchang PCL 572
201,776 *,e ChargePoint Holdings, Inc 1,774
13,143 e Chargeurs S.A. 159
842 *,e Chart Industries, Inc 135
1,066,001 Chemring Group plc 3,831
823,000 Chicony Power Technology Co Ltd 2,404
534,300 * Chin Hin Group Bhd 500
290,000 China Aircraft Leasing Group Holdings Ltd 150
132,222 China Baoan Group Co Ltd 220
1,210,000 China Communications Services Corp Ltd 597
593,074 China Conch Venture Holdings Ltd 775
275,000 China CSSC Holdings Ltd 1,249
2,048,200 China Energy Engineering Corp Ltd 660
2,072,000 * China High Speed Transmission Equipment Group Co Ltd 647
504,036 China Lesso Group Holdings Ltd 332
144,700 China National Chemical Engineering Co Ltd 165
594,018 China Railway Group Ltd - A 621

SHARES DESCRIPTION
REFERENCERATE & SPREAD
3,813,000 China Railway Group Ltd - H $ 2,523
754,000 e China State Construction Development Holdings Ltd 261
1,067,300 China State Construction Engineering Corp Ltd 844
1,674,000 e China State Construction International Holdings Ltd 1,913
138,545 *,e Chiyoda Corp 342
74,200 Chudenko Corp 1,186
300,000 Chung Hsin Electric & Machinery Manufacturing Corp 1,325
612,000 CIMC Enric Holdings Ltd 548
69,494 * CIRCOR International, Inc 3,923
2,501,517 Citic Pacific Ltd 2,995
11,812,000 Citic Resources Holdings Ltd 596
13,415 CJ Corp 696
2,205,086 CK Hutchison Holdings Ltd 13,458
41,593 CKD Corp 682
22,233 CNH Industrial NV 321
1,020,169 CNH Industrial NV 14,690
164,467 g Cochin Shipyard Ltd 1,136
6,123 Colt CZ Group SE 156
23,855 Columbus McKinnon Corp 970
264,003 Comfort Systems USA, Inc 43,349
43,060 *,e Commercial Vehicle Group, Inc 478
3,023,791 Compagnie de Saint-Gobain 184,108
94,717 COMSYS Holdings Corp 1,876
966 * Concrete Pumping Holdings Inc 8
14,300 Construcciones y Auxiliar de Ferrocarriles S.A. 480
26,480 * Construction Partners Inc 831
2,132,368 Contemporary Amperex Technology Co Ltd 67,375
239,000 Continental Engineering Corp 221
1,170 e Conzzeta AG. 778
165,071 * Core & Main, Inc 5,173
583,900 COSCO SHIPPING Development Co Ltd 199
4,762 Craftsman Automation Ltd 234
27,275 Crane Co 2,431
27,257 Crane Holdings Co 1,538
38,617 * Creative & Innovative System 406
249,537 Crompton Greaves Ltd 1,154
2,134,000 CRRC Corp Ltd 1,170
21,361 CS Wind Corp 1,407
472,000 * CSBC Corp Taiwan 376
179 CSW Industrials, Inc 30
426,000 CTCI Corp 576
117,403 Cummins India Ltd 2,787
70,731 Cummins, Inc 17,340
120,703 Curtiss-Wright Corp 22,168
30,719 *,e Custom Truck One Source, Inc 207
11,539 Daelim Industrial Co 363
6,047 Daetwyler Holding AG. 1,290
162,077 * Daewoo Engineering & Construction Co Ltd 503
175,806 e Daewoo International Corp 5,351
128,500 Daifuku Co Ltd 2,647
16,548 Daihen Corp 640
2,589 Daiho Corp 70
424,577 Daikin Industries Ltd 86,998
1,025,275 Daimler Truck Holding AG. 36,953
23,900 e Daiwa Industries Ltd 230
30,100 Dajin Heavy Industry Co Ltd 128
9,046 e Danieli & Co S.p.A. 217
105,371 Danieli & Co S.p.A. (RSP) 1,936
26,099 Dassault Aviation S.A. 5,229
14,928 Data Patterns India Ltd 341
22,330 Dawonsys Co Ltd 236
103,818 DCC plc 5,808
640,445 Deere & Co 259,502
192 *,e Desktop Metal, Inc 0 ^

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
107,960 Deutz AG. $ 635
309,349 Diploma plc 11,742
83,309 DiscoverIE Group plc 889
26,394 DL E&C Co Ltd 700
2,507,100 DMCI Holdings, Inc 412
116,919 Donaldson Co, Inc 7,309
150,529 Dongfang Electric Corp Ltd 387
42,754 Doosan Bobcat, Inc 1,911
5,591 Doosan Corp 386
38,176 * Doosan Fuel Cell Co Ltd 837
382,097 * Doosan Heavy Industries and Construction Co Ltd 5,280
313,813 Doosan Infracore Co Ltd 2,861
63,501 Douglas Dynamics, Inc 1,897
1,087,486 Dover Corp 160,567
392,953 *,† Drake & Scull International PJSC 1
5,776 *,e Dredging Environmental & Marine Engineering NV 789
1,556,435 Dubai Investments PJSC 989
383 *,e Ducommun, Inc 17
44,455 Duerr AG. 1,440
521 * DXP Enterprises, Inc 19
30,413 * Dycom Industries, Inc 3,456
4,087,800 Dynasty Ceramic PCL 231
2,029,360 e Eaton Corp 408,104
77,000 e Ebara Corp 3,694
5,947 *,e Ebusco Holding NV 50
1,120,000 E-Commodities Holdings Ltd 150
42,176 e Ecopro BM Co Ltd 8,023
2,175 Eiffage S.A. 227
27,932 Elbit Systems Ltd 5,847
8,947 Elco Holdings Ltd 308
39,412 Elecon Engineering Co Ltd 281
1,737 Electra Israel Ltd 718
4,152,820 Electrocomponents plc 40,182
192,233 Electrolux Professional AB 1,043
157,618 Elgi Equipments Ltd 1,043
513,503 ElSewedy Electric Co 343
10,648,800 * Embraer S.A. 41,232
30,731 EMCOR Group, Inc 5,678
11,220 Emerson Electric Co 1,014
53,674 Encore Wire Corp 9,980
5,558 Energiekontor AG. 426
1,130 * Energy Recovery, Inc 32
10,912 *,e Energy Vault Holdings, Inc 30
478,697 Enerpac Tool Group Corp 12,925
32,288 EnerSys 3,504
27,352 e Engcon AB 244
228,293 Engineers India Ltd 321
1,558 *,e Enovix Corp 28
156,312 EnPro Industries, Inc 20,872
8,291 Epiroc AB 134
15,662 Epiroc AB 297
100,334 Esab Corp 6,676
5,279 ESAB India Ltd 256
146,956 ESCO Technologies, Inc 15,229
26,341 Escorts Ltd 723
7,635 *,e ESS Tech, Inc 11
607,332 * Estithmar Holding QPSC 367
59,468 * Eurogroup Laminations S.p.A 426
101,707 Eve Energy Co Ltd 850
209,800 Fangda Carbon New Material Co Ltd 179
184,280 Fanuc Ltd 6,469
2,627,631 Far Eastern Textile Co Ltd 2,825
463,959 Fastenal Co 27,369
56,704 Federal Signal Corp 3,631

SHARES DESCRIPTION
REFERENCERATE & SPREAD
6,837 Ferguson plc $ 1,076
194,515 Ferguson plc 30,724
537,715 * Ferrovial SE 16,998
443,723 *,e Fincantieri S.p.A 247
447,054 Finning International, Inc 13,752
561,435 Finolex Cables Ltd 5,888
420,000 First Tractor Co 199
1,762,703 Fletcher Building Ltd 5,875
994,751 Flowserve Corp 36,955
405,647 FLSmidth & Co AS 19,651
162,639 *,e Fluence Energy, Inc 4,333
82,925 e Fluidra S.A. 1,617
587,361 * Fluor Corp 17,386
811 Forbo Holding AG. 1,165
577,281 Fortive Corp 43,163
102,297 Fortune Brands Home & Security, Inc 7,360
98,000 Fortune Electric Co Ltd 466
2,279,008 e Fosun International 1,570
914 Franklin Electric Co, Inc 94
348,200 e Frencken Group Ltd 233
81,048 FTAI Aviation Ltd 2,566
184,056 *,e FTC Solar, Inc 593
1,681 *,e FuelCell Energy, Inc 4
350,584 * Fugro NV 5,462
107,400 * Fuji Electric Holdings Co Ltd 4,728
359,345 Fuji Machine Manufacturing Co Ltd 6,373
1,166,978 Fujikura Ltd 9,798
51,339 e Fujitec Co Ltd 1,314
11,139 Fukushima Industries Corp 415
20,256 Furukawa Co Ltd 221
58,444 Furukawa Electric Co Ltd 1,034
17,934 * G R Infraprojects Ltd 281
1,664,332 Gamuda BHD 1,571
11,779 Garden Reach Shipbuilders & Engineers Ltd 83
35,082 GARO AB 205
85,879 * Gates Industrial Corp plc 1,158
568 GATX Corp 73
3,795 GEA Group AG. 159
645 Geberit AG. 338
43,618 GEK Group of Cos S.A. 682
86,813 * Generac Holdings, Inc 12,946
107,215 General Dynamics Corp 23,067
21,447 General Electric Co 2,356
23,032 * Geolit Energy Co Ltd 196
137,053 Georg Fischer AG. 10,308
44,650 * Gibraltar Industries, Inc 2,809
13,501 Giken Seisakusho Co, Inc 191
14,300 * Ginlong Technologies Co Ltd 206
95,436 * Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 217
16,938 Global Industrial Co 470
33,556 Glory Ltd 673
111,509 GMM Pfaudler Ltd 2,015
58,140 * GMS, Inc 4,023
51,213 * Godrej Industries Ltd 324
6,318 GoodWe Technologies Co Ltd 146
639 Gorman-Rupp Co 18
82,127 Gotion High-tech Co Ltd 313
41,435 Graco, Inc 3,578
953 GrafTech International Ltd 5
254,880 Grafton Group plc 2,530
273 Granite Construction, Inc 11
49,541 Graphite India Ltd 242
1,680 * Great Lakes Dredge & Dock Corp 14
1,175,036 Greaves Cotton Ltd 1,934

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
529 Greenbrier Cos, Inc $ 23
3,028,000 *,g Greentown Management Holdings Co Ltd 2,413
334,290 Griffon Corp 13,472
36,423 Grindwell Norton Ltd 1,014
520,793 e Grupo Carso S.A. de C.V. (Series A1) 3,783
130,199 e Grupo Rotoplas SAB de C.V. 194
56,409 GS Engineering & Construction Corp 803
40,396 GS Holdings Corp 1,126
52,854 GS Yuasa Corp 1,037
79,980 GT Capital Holdings, Inc 747
13,815 Guangdong Kinlong Hardware Products Co Ltd 123
16,100 Guangzhou Great Power Energy & Technology Co Ltd 107
88,232 Gulf Cable & Electrical Industries Co KSCP 329
48,989 *,e,g GVS S.p.A 296
244,903 GWA International Ltd 286
31,804 H&E Equipment Services, Inc 1,455
538,497 Haitian International Holdings Ltd 1,263
325,668 Hangzhou Steam Turbine Co 379
48,079 Hanwa Co Ltd 1,519
151,172 Hanwha Corp 3,451
13,757 Hanwha Corp (3P) 156
426,114 Hanwha Systems Co Ltd 4,742
1,208,000 Harbin Power Equipment 488
44,400 Harmonic Drive Systems, Inc 1,431
209,960 Havells India Ltd 3,290
56,418 * Hayward Holdings, Inc 725
123,436 Hazama Ando Corp 923
28,827 HDC Hyundai Development Co-Engineering & Construction 250
5,286 HEG Ltd 105
58,199 HEICO Corp 10,298
64,427 HEICO Corp (Class A) 9,058
222,410 * Heidelberger Druckmaschinen 348
677 Helios Technologies, Inc 45
71,750 * Hellenic Technodomiki Tev S.A. 185
245,807 Hensoldt AG. 8,073
449 Herc Holdings, Inc 61
104,697 * Hexagon Composites ASA 266
51,889 *,e Hexagon Purus Holding AS. 98
135,269 e Hexatronic Group AB 1,009
67,229 Hexcel Corp 5,111
10,368 HG Infra Engineering Ltd 108
1,593 Hillenbrand, Inc 82
4,586 * Hillman Solutions Corp 41
78,638 Hindustan Aeronautics Ltd 3,642
243,900 Hino Motors Ltd 1,037
8,200 Hirata Corp 489
198,300 * Hitachi Construction Machinery Co Ltd 5,576
1,863,091 * Hitachi Ltd 115,840
1,133,220 Hitachi Zosen Corp 7,499
233,643 Hiwin Technologies Corp 1,789
19,574 Hochtief AG. 1,694
2,060,441 Honeywell International, Inc 427,542
17,385 Hongfa Technology Co Ltd 76
86,700 Hoshizaki Electric Co Ltd 3,113
35,030 Hosken Consolidated Investments Ltd 418
2,235,673 Howden Joinery Group plc 18,266
845,453 Howmet Aerospace, Inc 41,901
3,394 Hoymiles Power Electronics, Inc 166
2,285,000 *,† Hsin Chong Group Holdings Ltd 3
282,316 Hubbell, Inc 93,605
18,380 Huber & Suhner AG. 1,518
3,041 * Hudson Technologies, Inc 29
56,175 Huntington Ingalls 12,785
444,525 e Husqvarna AB (B Shares) 4,033

SHARES DESCRIPTION
REFERENCERATE & SPREAD
12,073 * Hydro Lithium, Inc $ 277
1,650 *,e Hyliion Holdings Corp 3
5,369 Hyosung Corp 258
3,398 * Hyosung Heavy Industries Corp 298
353 Hyster-Yale Materials Handling, Inc 20
9,754 Hyundai Construction Equipment Co Ltd 637
17,951 Hyundai Electric & Energy System Co Ltd 890
19,287 Hyundai Elevator Co Ltd 591
68,659 Hyundai Engineering & Construction Co Ltd 1,996
37,894 * Hyundai Heavy Industries 3,369
18,534 * Hyundai Heavy Industries Co Ltd 1,863
8,934 * Hyundai Mipo Dockyard 572
73,223 * Hyundai Rotem Co Ltd 2,039
26,477 Idec Corp 610
18,173 IDEX Corp 3,912
12,426 * IES Holdings, Inc 707
1,502,300 IJM Corp BHD 480
239,520 Illinois Tool Works, Inc 59,918
76,959 * Imas Makina Sanayi AS. 45
58,396 IMCD Group NV 8,404
636,667 IMI plc 13,281
9,952 Implenia AG. 483
118,236 Inaba Denki Sangyo Co Ltd 2,698
35,398 Inabata & Co Ltd 796
24,348 g IndiaMart InterMesh Ltd 837
17,231 Indus Holding AG. 485
25,964 e Industrie De Nora S.p.A 546
1,269,410 Industries Qatar QSC 3,950
288,530 Indutrade AB 6,512
217,360 INFRONEER Holdings, Inc 2,050
881,085 Ingersoll Rand, Inc 57,588
16,849 Ingersoll-Rand India Ltd 588
2,803,600 *,† Inovisi Infracom Tbk PT 0 ^
239,789 * InPost S.A. 2,602
176,144 e Instalco AB 880
59 Insteel Industries, Inc 2
78,543 Interpump Group S.p.A. 4,368
572 Interroll Holding AG. 1,770
156,893 e Investment AB Latour 3,115
60,438 INVISIO AB 1,291
157,899 Inwido AB 1,437
113,000 Iochpe-Maxion S.A. 295
1,255,664 IRB Infrastructure Developers Ltd 412
208,430 g IRCON International Ltd 213
13,337 IS Dongseo Co Ltd 339
24,857 ISGEC Heavy Engineering Ltd 211
118,000 Ishikawajima-Harima Heavy Industries Co Ltd 3,200
368,011 *,e Itm Power plc 339
977,149 e Itochu Corp 38,814
235,309 ITT, Inc 21,933
144,227 * Iveco Group NV 1,301
162,918 Jamna Auto Industries Ltd 203
954,598 * Janus International Group, Inc 10,176
9,132 Japan Pulp & Paper Co Ltd 309
49,161 Japan Steel Works Ltd 1,055
81,700 Jardine Cycle & Carriage Ltd 2,107
130,336 Jardine Matheson Holdings Ltd 6,609
23,600 JDC Corp 94
7,782 * Jeio Co Ltd 191
789,177 * JELD-WEN Holding, Inc 13,842
2,150,556 JG Summit Holdings (Series B) 1,737
322,400 JGC Corp 4,192
70,704 Jiangsu Hengli Hydraulic Co Ltd 627
194,918 Jiangsu Zhongtian Technology Co Ltd 428

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
81,400 * Jiangxi Special Electric Motor Co Ltd $ 134
35,487 John Bean Technologies Corp 4,305
154,357 Johns Lyng Group Ltd 550
1,103,729 Johnson Controls International plc 75,208
12,070 g JOST Werke AG. 654
4,812 Judges Scientific plc 559
39,955 Jungheinrich AG. 1,465
2,673 Kaba Holding AG. 1,203
287 Kadant, Inc 64
65,457 Kajaria Ceramics Ltd 1,005
349,050 Kajima Corp 5,270
66,804 Kalpataru Power Transmission Ltd 437
956 Kaman Corp 23
79,400 Kanamoto Co Ltd 1,211
263,401 Kandenko Co Ltd 2,117
72,500 Kanematsu Corp 1,013
12,045 * Kangwon Energy Co Ltd 212
65,000 Kaori Heat Treatment Co Ltd 710
2,404,554 KAP Industrial Holdings Ltd 345
51,485 Kardex AG. 11,579
14,400 Katakura Industries Co Ltd 163
294,600 Kawasaki Heavy Industries Ltd 7,543
7,294 KCC Glass Corp 246
106,168 * KEC International Ltd 714
44,100 Keda Industrial Group Co Ltd 69
48,229 KEI Industries Ltd 1,365
80,100 Keihan Electric Railway Co Ltd 2,112
128,645 Keller Group plc 1,144
13,622 *,e Kempower Oyj 505
6,320 Kennametal India Ltd 204
1,686 Kennametal, Inc 48
10,425 KEPCO Engineering & Construction Co, Inc 552
1,200,627 Keppel Corp Ltd 5,975
425,820 * Kier Group plc 406
267,835 * Kiler Holding AS. 142
263,371 Kinden Corp 3,563
2,890 Kingspan Group plc 192
83,000 Kinik Co 329
60,476 KION Group AG. 2,438
281,800 e Kitz Corp 2,133
241,836 Kloeckner & Co AG. 2,356
680,312 Knorr-Bremse AG. 52,006
134,623 KNR Constructions Ltd 398
639,260 KOC Holding AS 2,560
863,159 Komatsu Ltd 23,347
3,231 Komax Holding AG. 840
299,876 Kone Oyj (Class B) 15,667
238,194 Konecranes Oyj 9,593
281,781 Kongsberg Gruppen ASA 12,808
355,345 Koninklijke BAM Groep NV 685
74,538 Kontrolmatik Enerji Ve Muhendislik AS. 426
65,262 Korea Aerospace Industries Ltd 2,651
4,002 Korea Electric Terminal Co Ltd 185
490,410 * Kornit Digital Ltd 14,403
1,144,372 * Kratos Defense & Security Solutions, Inc 16,410
11,349 Krones AG. 1,378
9,687 KSB Ltd 255
129,176 Kuang-Chi Technologies Co Ltd 272
824,109 Kubota Corp 12,064
26,204 Kumagai Gumi Co Ltd 561
145,000 Kung Long Batteries Industrial Co Ltd 664
85,800 Kurita Water Industries Ltd 3,294
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 295
77,255 Kyowa Exeo Corp 1,552

SHARES DESCRIPTION
REFERENCERATE & SPREAD
34,122 Kyudenko Corp $ 916
3,812 Kyung Dong Navien Co Ltd 148
65,189 L3Harris Technologies, Inc 12,762
3,506 Lakshmi Machine Works Ltd 543
598,171 Larsen & Toubro Ltd 18,087
3,668 Legrand S.A. 364
36,777 Lennox International, Inc 11,992
1,212 *,e Leonardo DRS, Inc 21
341,965 Leonardo S.p.A. 3,883
83,579 LG Corp 5,605
29,856 * LG Energy Solution 12,587
20,292 LG International Corp 558
246,084 Lifco AB 5,359
47,435 LIG Nex1 Co Ltd 2,924
14,558 Lincoln Electric Holdings, Inc 2,892
62,857 Lindab International AB 895
232 Lindsay Corp 28
68,951 *,e Lion Electric Co 128
16,460 e LISI 473
235,914 LIXIL Group Corp 3,003
427,500 e LK Technology Holdings Ltd 389
196,158 Lockheed Martin Corp 90,307
6,221,000 Lonking Holdings Ltd 1,026
95,383 LS Cable Ltd 6,760
11,703 LS Industrial Systems Co Ltd 708
1,539,800 LT Group, Inc 266
184,000 *,e Luoyang Glass Co Ltd 146
8,582 LU-VE S.p.A 288
123,233 e Luxfer Holdings plc 1,754
34,405 LX Holdings Corp 207
45,593 e Maas Group Holdings Ltd 81
122,932 e Mabuchi Motor Co Ltd 3,430
133,353 Maire Tecnimont S.p.A 516
18,239 Makino Milling Machine Co Ltd 709
183,947 Makita Corp 5,200
2,025,200 Malaysian Resources Corp BHD 133
11,755 e Manitou BF S.A. 314
11 * Manitowoc Co, Inc 0 ^
45,646 Mannai Corp QSC 65
461,000 Marcopolo S.A. 502
1,256,716 Marubeni Corp 21,419
17,000 MARUKA FURUSATO Corp 271
745,528 Masco Corp 42,778
187,171 * Masonite International Corp 19,174
48,123 * Mastec, Inc 5,677
397 * Masterbrand, Inc 5
20,900 Max Co Ltd 385
1,326 MBB SE 115
15,588 McGrath RentCorp 1,442
15,440 *,e McPhy Energy S.A. 141
292,486 * MDA Ltd 1,804
159,890 MDU Resources Group, Inc 3,348
1,733,250 e MECOM Power and Construction Ltd 219
125,071 Meidensha Corp 1,742
1,639,543 Melrose Industries plc 10,564
452 * Mercury Systems, Inc 16
467,003 Metallurgical Corp of China Ltd 256
77,300 METAWATER Co Ltd 989
700,282 e Metso Outotec Oyj 8,450
283,901 *,e Microvast Holdings, Inc 454
12,660 * Middleby Corp 1,872
38,094 Mie Kotsu Group Holdings, Inc 152
370 Miller Industries, Inc 13
62,200 Mills Estruturas e Servicos de 146

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
298,300 Minebea Co Ltd $ 5,658
115,600 Ming Yang Smart Energy Group Ltd 269
367,862 Miraito Holdings Corp 4,631
231,600 MISUMI Group, Inc 4,663
1,068,303 Mitsubishi Corp 51,649
2,206,900 Mitsubishi Electric Corp 31,199
259,462 Mitsubishi Heavy Industries Ltd 12,118
29,800 Mitsubishi Nichiyu Forklift Co Ltd 276
22,050 Mitsuboshi Belting Co Ltd 676
1,376,226 Mitsui & Co Ltd 52,087
72,800 Miura Co Ltd 1,903
71,357 Monadelphous Group Ltd 558
5,204,020 MonotaRO Co Ltd 66,457
39,621 *,g Montana Aerospace AG. 640
665 Moog, Inc (Class A) 72
364,737 Morgan Crucible Co plc 1,271
36,552 Morgan Sindall plc 852
96,944 e Mori Seiki Co Ltd 1,685
89,100 Morita Holdings Corp 964
75,771 Mota Engil SGPS S.A. 186
1,285,772 * MRC Global, Inc 12,948
35,422 MSC Industrial Direct Co (Class A) 3,375
13,325 * MTAR Technologies Ltd 312
73,468 MTU Aero Engines Holding AG. 19,055
220,670 Mueller Industries, Inc 19,260
3,305 Mueller Water Products, Inc (Class A) 54
3,274,771 * Multiply Group 2,838
486,617 g Munters Group AB 5,526
101,016 * MYR Group, Inc 13,975
88,900 Mytilineos Holdings S.A. 3,139
401,700 e Nabtesco Corp 8,878
11,933 Nachi-Fujikoshi Corp 339
4,141,117 Nagarjuna Construction Co 6,178
78,400 Nagase & Co Ltd 1,306
48,146 * Nanomedics Co Ltd 332
456,619 NARI Technology Co Ltd 1,454
1,587,456 National Industries Group Holding SAK 1,054
180 National Presto Industries, Inc 13
3,297,228 NBCC India Ltd 1,596
64,556 e NCC AB (B Shares) 564
1,380,436 *,e NEL ASA 1,622
75,571 Nexans S.A. 6,554
167,049 * NEXTracker, Inc 6,650
59,117 e NFI Group, Inc 510
39,900 NGK Insulators Ltd 477
1,597,705 Nibe Industrier AB 15,192
42,940 Nichias Corp 895
10,300 Nichiden Corp 172
22,145 Nichiha Corp 475
80,400 Nidec Corp 4,430
39,267 Nikkiso Co Ltd 248
21,991 *,e Nikola Corp 30
7,711 * Nilfisk Holding A.S. 142
19,780 Ningbo Deye Technology Co Ltd 408
31,900 Ningbo Orient Wires & Cables Co Ltd 216
15,213 Ningbo Ronbay New Energy Technology Co Ltd 114
13,500 Nippon Carbon Co Ltd 408
29,959 Nippon Densetsu Kogyo Co Ltd 412
3,100 Nippon Road Co Ltd 201
26,165 Nishimatsu Construction Co Ltd 636
18,900 Nishio Rent All Co Ltd 446
100,531 e Nisshinbo Industries, Inc 834
36,600 Nitta Corp 777
21,200 Nitto Boseki Co Ltd 339

SHARES DESCRIPTION
REFERENCERATE & SPREAD
19,835 Nitto Kogyo Corp $ 490
8,830 * NKT A.S. 536
35,320 * NKT Holding AS 2,143
149,360 Nolato AB 703
96,566 *,e Nordex AG. 1,174
53,384 Nordson Corp 13,249
5,183 Noritake Co Ltd 197
20,251 e Noritsu Koki Co Ltd 328
21,631 Noritz Corp 267
24,405 NORMA Group 452
95,300 North Industries Group Red Arrow Co Ltd 238
271,238 Northrop Grumman Corp 123,630
266 * Northwest Pipe Co 8
1,243,014 * NOW, Inc 12,878
341,248 NRW Holdings Ltd 577
325,500 NSK Ltd 2,083
357,961 NTN Corp 758
1,094 *,e NuScale Power Corp 7
1,466,003 nVent Electric plc 75,748
1,246,000 NWS Holdings Ltd 1,416
7,046 e Obara Corp 204
532,400 Obayashi Corp 4,604
176,576 e OC Oerlikon Corp AG. 881
5,961 OHB AG. 208
53,421 Oiles Corp 740
138,467 Okuma Holdings, Inc 7,434
21,500 Okumura Corp 609
33,784 Olectra Greentech Ltd 401
4,190 Omega Flex, Inc 435
23,648 Organo Corp 699
70,506 OSG Corp 1,012
53,734 Oshkosh Corp 4,653
9 OSRAM Licht AG. 0 ^
243,933 Otis Worldwide Corp 21,712
34,450 * Otokar Otobus Karoseri Sanayi AS 260
211,057 Owens Corning, Inc 27,543
90,138 * OX2 AB 610
517,905 PACCAR, Inc 43,323
11,801 Palfinger AG. 359
686 e Park Aerospace Corp 9
615,294 Parker-Hannifin Corp 239,989
178,530 * Parsons Corp 8,594
161,877 Peab AB (Series B) 644
155,254 Pentair plc 10,029
1,411,800 Pentamaster Corp BHD 1,494
223,546 Penta-Ocean Construction Co Ltd 1,202
16,734 People & Technology, Inc 691
40,043 PER Aarsleff A.S. 1,969
3,051 Pfeiffer Vacuum Technology AG. 496
182,210 * PGT Innovations, Inc 5,311
232,000 * Phihong Technology Co Ltd 584
409,818 *,e Plug Power, Inc 4,258
93,136 PNC Infratech Ltd 373
24,133 PNE AG. 373
531,293 Polypipe Group plc 1,980
19,901 Porr AG. 281
19,523 Powell Industries, Inc 1,183
439,569 Power Construction Corp of China Ltd 348
4,286 Power Mech Projects Ltd 176
29,902 *,e PowerCell Sweden AB 233
3,397,000 * PP Persero Tbk PT 138
81,990 Praj Industries Ltd 378
85 Preformed Line Products Co 13
18,632 Primoris Services Corp 568

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
40,560 Prince Pipes & Fittings Ltd $ 333
788 * Proto Labs, Inc 28
4,256 Prysmian S.p.A. 178
5,884 Pylon Technologies Co Ltd 161
1,908,564 QinetiQ plc 8,602
28,470 * Qua Granite Hayal 93
105 Quanex Building Products Corp 3
127,582 Quanta Services, Inc 25,063
265,435 Rail Vikas Nigam Ltd 396
5,955 * Rainbow Robotics 416
141,900 Raito Kogyo Co Ltd 1,956
146,500 Randon Participacoes S.A. 372
440,401 Ras Al Khaimah Ceramics 321
5,376 Rational AG. 3,893
4,692,782 Raytheon Technologies Corp 459,705
693 * RBC Bearings, Inc 151
372,000 *,e Realord Group Holdings Ltd 295
524 *,e Redwire Corp 1
184,096 Reece Ltd 2,293
51,453 Regal-Beloit Corp 7,919
632,710 Reliance Worldwide Corp Ltd 1,740
3,699 * Resideo Technologies, Inc 65
114,303 Reunert Ltd 357
1,182 REV Group, Inc 16
1,221,526 Rexel S.A. 30,189
85,378 Rheinmetall AG. 23,390
43,443 e Richelieu Hardware Ltd 1,374
1,682 e Rieter Holding AG. 175
31,051 Riyadh Cables Group Co 541
45,200 Riyue Heavy Industry Co Ltd 118
4,670 *,e Rocket Lab USA, Inc 28
82,998 Rockwell Automation, Inc 27,344
177 Rockwool International AS (B Shares) 46
8,419 * Rolex Rings Ltd 229
8,832,513 * Rolls-Royce Group plc 16,985
2,190,874 Rotork plc 8,489
35,000 Ruentex Engineering & Construction Co 130
168,950 Run Long Construction Co Ltd 418
252,181 Rush Enterprises, Inc (Class A) 15,317
37 e Rush Enterprises, Inc (Class B) 3
53,124 Russel Metals, Inc 1,472
84,657 Saab AB (Class B) 4,583
342,619 e Sacyr Vallehermoso S.A. 1,172
554,779 Safran S.A. 86,939
13,478 Salcef S.p.A 339
181,700 Sam Engineering & Equipment M Bhd 179
21,677 * SAM KANG M&T Co Ltd 333
69,656 Samsung C&T Corp 5,606
140,685 * Samsung Engineering Co Ltd 3,034
533,113 * Samsung Heavy Industries Co Ltd 2,713
15,242 Samsung Techwin Co Ltd 1,476
2,391,898 Sandvik AB 46,700
259,200 Sanki Engineering Co Ltd 2,727
150,041 Sanwa Shutter Corp 1,953
1,049,000 Sany Heavy Equipment International 1,378
440,157 Sany Heavy Industry Co Ltd 1,009
8,100 Sanyo Denki Co Ltd 438
280,528 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 295
30,905 Saudi Ceramic Co 277
37,141 e Savaria Corp 474
149,714 Schindler Holding AG. 35,154
143,132 Schindler Holding AG. (Registered) 32,220
614,065 Schneider Electric S.A. 111,561
828 e Schweiter Technologies AG. 598

SHARES DESCRIPTION
REFERENCERATE & SPREAD
15,977 * Scope Metals Group Ltd $ 580
24,995 Sekisui Jushi Corp 397
33,947,804 * SembCorp Marine Ltd 3,149
7,304 Semperit AG. Holding 167
63,439 Sensata Technologies Holding plc 2,854
131,987 Seven Group Holdings Ltd 2,177
12,236 SFA Engineering Corp 336
14,689 SFS Group AG. 1,935
50,102 *,e SGL Carbon AG. 462
264,727 Shanghai Construction Group Co Ltd 98
456,300 Shanghai Diesel Engine Co Ltd 124
830,803 Shanghai Electric Group Co Ltd 523
387,800 Shanghai Highly Group Co Ltd 150
321,000 Shanghai Industrial Holdings Ltd 466
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 143
224,100 * Shanghai Waigaoqiao Free Trade Zone Development Co Ltd 188
141,900 Shanxi Coal International Energy Group Co Ltd 283
110,843 Shapir Engineering and Industry Ltd 765
62,940 Shenzhen Inovance Technology Co Ltd 558
32,200 Shenzhen Kstar Science And Technology Co Ltd 178
148,136 Shibaura Machine Co Ltd 5,022
28,400 Shibuya Kogyo Co Ltd 521
193,000 * Shihlin Electric & Engineering Corp 930
195,468 * Shikun & Binui Ltd 419
16,200 Shima Seiki Manufacturing Ltd 209
442,200 Shimizu Corp 2,800
548,000 Shin Zu Shing Co Ltd 1,594
79,884 Shinko Plantech Co Ltd 822
43,500 Shinmaywa Industries Ltd 408
3,583 * Shoals Technologies Group, Inc 92
31,808 e SHO-BOND Holdings Co Ltd 1,265
94,400 Shuangliang Eco-Energy Systems Co Ltd 182
88,754 Shyft Group, Inc 1,958
51,900 * Sichuan New Energy Power Co Ltd 103
395,360 Sichuan Road & Bridge Co Ltd 534
1,427,123 Siemens AG. 237,903
1,055,681 Siemens Energy AG. 18,666
80,039 Siemens India Ltd 3,681
32,700 Sieyuan Electric Co Ltd 211
651,195 * SIG plc 287
412,524 g Signify NV 11,565
2,219,259 Sime Darby BHD 976
1,049 Simpson Manufacturing Co, Inc 145
1,655,604 Singapore Technologies Engineering Ltd 4,518
1,096,500 Sino Thai Engineering & Construction PCL 273
220,700 Sinoma International Engineering Co 388
1,782,000 Sinopec Engineering Group Co Ltd 795
35,874 * SiteOne Landscape Supply, Inc 6,004
36,303 SK Holdings Co Ltd 4,118
96,366 SK Networks Co Ltd 373
9,675 Skanska AB (B Shares) 136
4,481 SKF AB (B Shares) 78
22,570 SKF India Ltd 1,371
100,978 SM Investments Corp 1,697
17,928 SMC Corp 9,964
2,238,948 Smiths Group plc 46,843
55,867 Snap-On, Inc 16,100
145,930 e SNC-Lavalin Group, Inc 3,828
193,402 Sojitz Holdings Corp 4,280
13,550 Solar Holdings AS (B Shares) 1,003
21,523 *,e Soltec Power Holdings S.A. 99
11,012 SPG Co Ltd 251
77,814 Spirax-Sarco Engineering plc 10,256
80,828 Spirit Aerosystems Holdings, Inc (Class A) 2,359

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
403,490 * SPX Technologies, Inc $ 34,285
20,462 Stabilus SE 1,230
49,993 e Stadler Rail AG. 1,953
68 Standex International Corp 10
122,703 Stanley Black & Decker, Inc 11,499
90,814 Stantec, Inc 5,929
62,366 Star Micronics Co Ltd 780
5,480,900 * STARK Corp PCL 3
4,088 Steico SE 135
573 *,e Stem, Inc 3
55,655 * Sterling & Wilson Solar Ltd 197
156 * Sterling Construction Co, Inc 9
1,155,761 Storskogen Group AB 1,056
15,747 Sulzer AG. 1,356
927,377 Sumitomo Corp 19,674
38,997 Sumitomo Densetsu Co Ltd 841
229,900 e Sumitomo Heavy Industries Ltd 5,506
106,237 Sumitomo Mitsui Construction Co Ltd 273
1,188,000 * Sun King Power Electronics Group Ltd 256
79,170 Sungrow Power Supply Co Ltd 1,275
2,754 *,e SunPower Corp 27
159,652 *,e Sunrun, Inc 2,851
34,663 Sunwoda Electronic Co Ltd 78
2,444,500 *,†,e Superb Summit International Group Ltd 3
7,940 Suzhou Maxwell Technologies Co Ltd 185
5,979,704 * Suzlon Energy Ltd 1,118
178,393 Sweco AB 1,966
556,280 Ta Ya Electric Wire & Cable 692
77,022 Tadano Ltd 615
43,266 * Taihan Electric Wire Co Ltd 469
7,343 Taihei Dengyo Kaisha Ltd 217
18,353 Taikisha Ltd 524
140,341 Taisei Corp 4,903
1,478,000 Taiwan Glass Industrial Corp 917
11,439 Takamatsu Corp 206
36,364 Takara Standard Co Ltd 465
91,641 Takasago Thermal Engineering Co Ltd 1,538
225,700 Takeuchi Manufacturing Co Ltd 6,973
56,700 Takuma Co Ltd 584
47,316 *,e,g Talgo S.A. 173
1,277,000 * Tatung Co Ltd 2,230
75,000 Taurus Armas S.A. 236
213,366 * TBEA Co Ltd 656
40,882 Techno Electric & Engineering Co Ltd 182
1,131,969 Techtronic Industries Co 12,379
969,000 Teco Electric and Machinery Co Ltd 1,663
109,417 Tekfen Holding AS 162
32,381 Tennant Co 2,626
227,023 Terex Corp 13,583
807 *,e Terran Orbital Corp 1
830 Textainer Group Holdings Ltd 33
63,044 Textron, Inc 4,264
71,335 Thales S.A. 10,688
4,210,000 *,e Theme International Holdings Ltd 474
34,237 Thermax Ltd 954
244,659 * Thermon Group Holdings 6,508
98,200 *,e THK Co Ltd 2,021
7,716,800 Thoresen Thai Agencies PCL 1,427
15,423 Timken Co 1,412
18,601 Timken India Ltd 777
141 * Titan International, Inc 2
263,398 * Titan Machinery, Inc 7,770
74,646 Titan Wind Energy Suzhou Co Ltd 157
33,122 TKH Group NV 1,644

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,000 Toa Corp/Tokyo $ 216
50,911 Tocalo Co Ltd 534
183,756 Toda Corp 1,033
4,615 Toenec Corp 115
90,400 Tokai Corp 566
66,902 Tokyu Construction Co Ltd 346
33,340 Toro Co 3,389
192,606 Toromont Industries Ltd 15,823
427,400 Toshiba Corp 13,412
15,877 Totetsu Kogyo Co Ltd 295
109,550 Toto Ltd 3,312
73,103 Toyo Construction Co Ltd 553
11,100 Toyo Tanso Co Ltd 397
120,800 Toyota Industries Corp 8,655
173,400 Toyota Tsusho Corp 8,666
2,171 *,e TPI Composites, Inc 23
1,144,097 e Trane Technologies plc 218,820
176 * Transcat Inc 15
49,370 TransDigm Group, Inc 44,145
179,528 Travis Perkins plc 1,859
505,744 Trelleborg AB (B Shares) 12,274
89,930 * Trex Co, Inc 5,896
932 Trinity Industries, Inc 24
1,025 Triton International Ltd 85
657,085 * Triumph Group, Inc 8,128
1,092,453 Triveni Turbine Ltd 5,432
31,567 e Troax Group AB 624
35,910 Trusco Nakayama Corp 569
87,090 Tsubakimoto Chain Co 2,223
32,500 Tsugami Corp 313
67,800 Tupy S.A. 371
16,072 Turk Traktor ve Ziraat Makineleri AS 251
1,150,748 Turkiye Sise ve Cam Fabrikalari AS 1,970
131 * Tutor Perini Corp 1
12,012 TY Holdings Co Ltd 75
185,533 Tyman plc 604
161,115 UFP Industries, Inc 15,636
10,000 e Union Tool Co 225
133,000 * United Integrated Services Co Ltd 933
76,166 e United Rentals, Inc 33,922
232,345 * Univar Solutions Inc 8,327
45,603 Uponor Oyj 1,427
75,700 Ushio, Inc 1,023
328,800 UWC BHD 211
129,505 e Valmet Corp 3,605
5,408 Valmont Industries, Inc 1,574
15,861 *,e Varta AG. 325
28,430 g VAT Group AG. 11,776
60,582 * Vectrus, Inc 3,002
155,123 Veidekke ASA 1,662
13,054 *,e Velo3D, Inc 28
499,593 Ventia Services Group Pty Ltd 1,012
29,338 Veritiv Corp 3,685
575,472 Vertiv Holdings Co 14,254
424,698 Vestas Wind Systems A.S. 11,292
95,999 *,e Vestum AB 93
204,603 Vesuvius plc 1,037
139,495 V-Guard Industries Ltd 481
462 * Vicor Corp 25
872,222 Vinci S.A. 101,348
2,122 *,e Virgin Galactic Holdings, Inc 8
25,575 Volati AB 267

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
395,997 Volex plc $ 1,426
166,293 Voltas Ltd 1,543
57,000 Voltronic Power Technology Corp 3,605
166,503 Volution Group plc 800
6,890 Volvo AB (A Shares) 147
269,422 Volvo AB (B Shares) 5,576
7,879 Vossloh AG. 353
206,622 W.W. Grainger, Inc 162,940
588,041 Wabash National Corp 15,077
117,815 Wacker Construction Equipment AG. 2,858
103,000 Waffer Technology Corp 516
66,500 Wakita & Co Ltd 599
2,248,848 Walsin Lihwa Corp 2,972
4,492 Walter Meier AG. 265
460,294 Wartsila Oyj (B Shares) 5,190
9,448,700 *,† Waskita Karya Persero Tbk PT 95
26,421 e Watsco, Inc 10,079
458 Watts Water Technologies, Inc (Class A) 84
336,749 e Webuild SpA 635
1,429,050 Weg S.A. 11,267
1,755,709 Weichai Power Co Ltd 2,583
218,186 Weichai Power Co Ltd (Class A) 375
1,070,220 Weir Group plc 23,893
375,930 WESCO International, Inc 67,314
888,214 Westinghouse Air Brake Technologies Corp 97,410
3,505,300 * Wijaya Karya Persero Tbk PT 119
161,525 * WillScot Mobile Mini Holdings Corp 7,719
59,750 Wilson Bayly Holmes-Ovcon Ltd 332
46,165 Woodward Inc 5,489
8,118 * W-Scope Chungju Plant Co Ltd 453
116,946 WSP Global, Inc 15,450
15,480 * Wuxi Shangji Automation Co Ltd 159
17,660 * XANO Industri AB 185
677,038 XCMG Construction Machinery Co Ltd 632
153,611 Xiamen C & D, Inc 231
184,267 Xinjiang Goldwind Science & Technology Co Ltd - A 270
1,356,578 Xinyi Glass Holdings Co Ltd 2,121
709 *,e Xometry, Inc 15
13,988 e XP Power Ltd 351
102,300 Xxentria Technology Materials Corp 229
107,245 Xylem, Inc 12,078
25,780 YAMABIKO Corp 280
66,670 Yamazen Corp 513
2,162,600 Yangzijiang Shipbuilding 2,406
28,000 * Yankey Engineering Co Ltd 306
46,800 Yaskawa Electric Corp 2,158
165,274 *,g Yellow Cake plc 860
62,979 Yokogawa Bridge Holdings Corp 1,106
13,552 Yuasa Trading Co Ltd 414
2,369 Yunsung F&C Co Ltd 315
55,500 Yurtec Corp 333
28,415 Zehnder Group AG. 2,301
24,900 Zhefu Holding Group Co Ltd 14
119,663 Zhejiang Chint Electrics Co Ltd 456
13,092 * Zhejiang Dingli Machinery Co Ltd 101
46,500 Zhejiang Sanhua Intelligent Controls Co Ltd 194
79,151 Zhejiang Weixing New Building Materials Co Ltd 224
38,825 Zhuzhou CRRC Times Electric Co Ltd 224
480,800 Zhuzhou CSR Times Electric Co Ltd 1,796
117,700 * Zhuzhou Kibing Group Co Ltd 140
465,039 Zoomlion Heavy Industry Science and Technology Co Ltd - A 433

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,942 Zurn Water Solutions Corp $ 79
TOTAL CAPITAL GOODS 9,307,593
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
29,309 ABM Industries, Inc 1,250
240,673 ACCO Brands Corp 1,254
1,969 * ACV Auctions, Inc 34
247,539 Adecco S.A. 8,107
15,020 Aeon Delight Co Ltd 321
230,951 AF AB 3,414
2,195,188 * Aker Carbon Capture AS. 2,881
185,783 *,e Aker Horizons Holding ASA 118
1,746,422 * Alight, Inc 16,137
95,785 Alpha Financial Markets Consulting plc 477
380,518 ALS Ltd 2,843
6,771 Amadeus Fire AG 826
26,600 Ambipar Participacoes e Empreendimentos S 121
231,665 APM Human Services International ltd 327
284,983 Applus Services S.A. 3,063
270,509 Arcadis NV 11,314
432 e Aris Water Solution, Inc 4
144,044 * ASGN Inc 10,894
7,411 *,e Aurora Innovation, Inc 22
362,288 Automatic Data Processing, Inc 79,627
27,885 Barrett Business Services, Inc 2,432
768,200 BayCurrent Consulting, Inc 28,886
33,462 g Befesa S.A. 1,279
20,300 Bell System24 Holdings, Inc 192
66,800 Benefit One, Inc 686
48,847 e BeNEXT Group Inc 717
4,149 Bertrandt AG. 222
25,189 Bilfinger Berger AG. 980
61,500 Binjiang Service Group Co Ltd 163
54,042 BLS International Services Ltd 137
167,800 Boa Vista Servicos S.A. 278
199,850 Booz Allen Hamilton Holding Co 22,303
80,102 Boyd Group Services, Inc 15,283
1,183,646 Brambles Ltd 11,381
166,187 g Bravida Holding AB 1,599
99,938 * BrightView Holdings, Inc 718
43,374 Brink's Co 2,942
4,641 Broadridge Financial Solutions, Inc 769
15,719 Brunel International NV 205
309,699 e Bureau Veritas S.A. 8,497
439 * CACI International, Inc (Class A) 150
10,973 Calian Group Ltd 510
1,553,645 * Capita Group plc 541
836 * Casella Waste Systems, Inc (Class A) 76
81,358 Caverion Corp 757
80,606 * CBIZ, Inc 4,295
50,700 *,e Ceco Environmental Corp 677
4,558 Cewe Color Holding AG. 454
1,069,000 *,e China Conch Environment Protection Holdings Ltd 314
1,680,085 China Everbright International Ltd 664
9,838 * Cimpress plc 585
67,582 Cintas Corp 33,594
378,969 * Clarivate Analytics plc 3,612
1,030 * Clean Harbors, Inc 169
71,000 * Cleanaway Co Ltd 484
1,819,492 Cleanaway Waste Management Ltd 3,148
50,986 CMS Info Systems Ltd 229
25,590 Computer Age Management Services Ltd 687

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
593,860 Computershare Ltd $ 9,268
23,772 Concentrix Corp 1,920
203,618 * Conduent, Inc 692
70,806 g Coor Service Management Holding AB 347
346,212 * Copart, Inc 31,578
764 * CoreCivic, Inc 7
281,460 * CoStar Group, Inc 25,050
156 CRA International, Inc 16
306 CSG Systems International, Inc 16
1,320,000 *,†,e CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 423
182,100 Dai Nippon Printing Co Ltd 5,173
32,700 * Daiei Kankyo Co Ltd 577
34,965 Daiseki Co Ltd 989
4,454 Danel Adir Yeoshua Ltd 316
1,477 Deluxe Corp 26
319,556 Derichebourg 1,778
28,564 Dip Corp 713
87,820 DKSH Holding AG. 6,537
5,455 * DO & CO AG. 745
544,284 Downer EDI Ltd 1,494
49,051 * Driven Brands Holdings, Inc 1,327
200,066 Dun & Bradstreet Holdings, Inc 2,315
33,398 Duskin Co Ltd 747
451,000 e Dynagreen Environmental Protection Group Co Ltd 145
18,137 eClerx Services Ltd 360
8,914 Ecopro HN Co Ltd 421
30,000 ECOVE Environment Corp 307
331,338 Elis S.A. 6,446
22,920 en-japan, Inc 396
198,351 Ennis, Inc 4,042
4,414 Equifax, Inc 1,039
116,180 * ExlService Holdings, Inc 17,550
1,109,254 Experian Group Ltd 42,574
894 Exponent, Inc 83
29,016 e Fila S.p.A 249
108,403 *,†,g Finablr plc 1
1,219 *,e First Advantage Corp 19
311,087 Firstsource Solutions Ltd 484
97,630 *,e FiscalNote Holdings, Inc 355
26,799 * Fiverr International Ltd 697
227 * Forrester Research, Inc 7
252 * Franklin Covey Co 11
853,200 Frontken Corp BHD 579
27,031 * FTI Consulting, Inc 5,141
14,265 e Fullcast Co Ltd 218
28,454 e Funai Soken Holdings, Inc 504
11,303 * GDI Integrated Facility Services, Inc 356
187,006 Genpact Ltd 7,026
705 *,e Geo Group, Inc 5
218,045 GFL Environmental, Inc 8,467
5,914 * GL Events 127
274,200 g GPS Participacoes e Empreendimentos S.A. 967
19,473 Grupa Pracuj S.A. 269
216,410 * Harsco Corp 2,136
1,318,722 Hays plc 1,713
634,884 Healthcare Services Group 9,479
664 Heidrick & Struggles International, Inc 18
7,451 * Heritage-Crystal Clean, Inc 282
40,211 Herman Miller, Inc 594
1,037 HNI Corp 29
31,466 * Huron Consulting Group, Inc 2,672

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
147,907 ICF International, Inc $ 18,398
193,564 Indian Railway Catering & Tourism Corp Ltd 1,502
3,927,600 Infomart Corp 9,034
42,012 Insource Co Ltd 347
41,995 Insperity, Inc 4,996
14,062 * Insun ENT Co Ltd 93
1,206 Interface, Inc 11
169,607 Intertek Group plc 9,194
123,742 e Intrum Justitia AB 803
70,870 * ION Exchange India Ltd 358
170,476 IPH Ltd 894
147,244 ISS AS 3,115
11,600 JAC Recruitment Co Ltd 210
100,170 Jacobs Solutions, Inc 11,909
795,600 Japan Elevator Service Holdings Co Ltd 10,467
2,509,633 Johnson Service Group plc 3,289
1,368 * KAR Auction Services, Inc 21
166,444 KBR, Inc 10,829
1,195 Kelly Services, Inc (Class A) 21
17,075 KEPCO Plant Service & Engineering Co Ltd 434
68,751 Kforce, Inc 4,308
66,508 Kokuyo Co Ltd 914
1,043 Korn/Ferry International 52
10,800 * Kosaido Holdings Co Ltd 158
41,370 * Latent View Analytics Ltd 178
2,543 * Legalzoom.com, Inc 31
179,622 Leidos Holdings, Inc 15,893
2,782 *,e Li-Cycle Holdings Corp 15
423,056 Link Administration Holdings Ltd 472
24,689 e Link And Motivation, Inc 74
1,391 * Liquidity Services, Inc 23
62,381 Loomis AB 1,822
15,067 Maharah Human Resources Co 227
7,600 e Management Solutions Co Ltd 217
51,699 Manpower, Inc 4,105
53,622 *,e Marlowe plc 381
11,962 Matsuda Sangyo Co Ltd 189
111 Matthews International Corp (Class A) 5
191,478 MAXIMUS, Inc 16,182
47,042 McMillan Shakespeare Ltd 567
59,784 Meitec Corp 1,032
97,136 * Meltwater Holding BV 162
263,651 Michael Page International plc 1,344
2,200 Midac Holdings Co Ltd 23
28,520 * Mistras Group, Inc 220
1,121,247 Mitie Group 1,374
27,844 e Mitsubishi Pencil Co Ltd 325
106,388 * Montrose Environmental Group, Inc 4,481
29,604 MSA Safety, Inc 5,150
4,761,538 My EG Services BHD 767
23,660 NICE Information Service Co Ltd 184
438,270 Nihon M&A Center, Inc 3,372
12,700 Nippon Kanzai Holdings Co Ltd 229
153,211 e Nippon Parking Development Co Ltd 239
278 NL Industries, Inc 2
378,748 Nomura Co Ltd 2,603
309 * NV5 Global Inc 34
39,028 Okamura Corp 518
40,700 * Orizon Valorizacao de Residuos S.A. 317
100,009 Outsourcing, Inc 954
107,600 Park24 Co Ltd 1,463
14,600 Pasona Group, Inc 170

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
158,786 Paychex, Inc $ 17,763
143,634 Persol Holdings Co Ltd 2,599
23,042 e Pilot Corp 731
3,501 e Pitney Bowes, Inc 12
676 *,e Planet Labs PBC 2
65,627 Prestige International, Inc 278
333,167 e,g Prosegur Cash S.A. 217
501,823 Prosegur Cia de Seguridad S.A. 891
204 * Quad Graphics, Inc 1
51,175 g Quess Corp Ltd 281
511,006 *,e Raksul, Inc 4,819
116,547 Randstad Holdings NV 6,147
62,622 e RB Global, Inc 3,757
170,412 e RB Global, Inc 10,227
3,641,671 Recruit Holdings Co Ltd 116,225
2,151,216 RELX plc 71,766
58,186 * Renewi plc 381
2,656,007 Rentokil Initial plc 20,767
154,191 Republic Services, Inc 23,617
27,971 Resources Connection, Inc 439
113,104 Restore plc 336
38,711 RITES Ltd 176
43,324 Robert Half International, Inc 3,259
189,754 Rollins, Inc 8,127
252,755 RWS Holdings plc 756
13,937 S1 Corp (Korea) 566
25,152 Sato Corp 342
233,737 Saudi Airlines Catering Co 6,178
1,033 Science Applications International Corp 116
94,143 * Sdiptech AB 2,334
1,845 e Seche Environnement S.A. 228
168,982 Secom Co Ltd 11,436
520,404 Securitas AB (B Shares) 4,274
966,993 Serco Group plc 1,912
158,161 SGS S.A. 14,962
48,935 Shanghai M&G Stationery, Inc 301
100,500 *,† Shanghai Youngsun Investment Co Ltd 1
34,894 * SIS Ltd 180
221,979 Smart Metering Systems plc 1,944
448,743 SmartGroup Corp Ltd 2,377
546,687 SMS Co Ltd 10,995
19,651 Societe BIC S.A. 1,126
316,500 Sohgo Security Services Co Ltd 1,792
6,274 * SP Plus Corp 245
824,030 SPIE S.A. 26,648
51,332 e S-Pool, Inc 189
60,000 * Sporton International, Inc 491
4,134 SS&C Technologies Holdings, Inc 251
2,939 Steelcase, Inc (Class A) 23
67,652 * Stericycle, Inc 3,142
112,112 Sthree plc 486
2,211 * Sungeel Hitech Co Ltd 228
48,350 Sunny Friend Environmental Technology Co Ltd 226
502,000 Taiwan Secom Co Ltd 1,847
216,000 Taiwan-Sogo Shinkong Security Corp 287
18,773 Takkt AG. 285
31,955 e Talenom Oyj 254
13,600 * TDCX, Inc (ADR) 108
10,648 * TeamLease Services Ltd 324
979,354 TechnoPro Holdings, Inc 21,305
231,814 Teleperformance 38,888
76,741 Tetra Tech, Inc 12,566

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
163,771 Thomson Reuters Corp $ 22,111
19,443 Tinexta S.p.A 357
63,840 TKC 1,727
197,724 TOMRA Systems ASA 3,181
202,400 Toppan Printing Co Ltd 4,374
18,261 * Trans Cosmos, Inc/Japan 454
3,786 TransUnion 297
38,800 TRE Holdings Corp 335
106,961 * TriNet Group, Inc 10,158
25,649 * TrueBlue, Inc 454
677 TTEC Holdings, Inc 23
238 Unifirst Corp 37
2,511 * Upwork, Inc 23
26,099 UT Group Co Ltd 552
361,452 Verisk Analytics, Inc 81,699
2,700 * Verra Mobility Corp 53
117,493 * Viad Corp 3,158
36,700 *,e Visional, Inc 2,039
369 VSE Corp 20
288,384 Waste Connections, Inc 41,219
508,339 Waste Management, Inc 88,156
9,900 WDB Holdings Co Ltd 146
5,300 Weathernews, Inc 245
359 * Willdan Group, Inc 7
294,410 Wolters Kluwer NV 37,382
231,000 *,†,e Youyuan International Holdings Ltd 0 ^
74,060 Zhejiang Weiming Environment Protection Co Ltd 179
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,418,991
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
914 * 1-800-FLOWERS.COM, Inc (Class A) 7
145 Aaron's Co, Inc 2
27,200 ABC-Mart, Inc 1,478
317,198 * Abercrombie & Fitch Co (Class A) 11,952
22,145 *,e About You Holding SE 116
2,800,779 Abu Dhabi National Oil Co for Distribution PJSC 2,974
255,580 Academy Sports & Outdoors, Inc 13,814
286,095 Accent Group Ltd 320
7,414,600 * Ace Hardware Indonesia Tbk PT 334
20,230 Adastria Holdings Co Ltd 432
48,106 Advance Auto Parts, Inc 3,382
94,574 Ali Alghanim Sons Automotive Co KSCC 306
30,950,241 * Alibaba Group Holding Ltd 322,187
436,913 *,e Alibaba Group Holding Ltd (ADR) 36,417
404,744 *,g Allegro.eu S.A. 3,189
11,190 e Alpen Co Ltd 154
8,551 AlSaif Stores For Development & Investment Co 213
17,732,018 * Amazon.com, Inc 2,311,546
141,036 American Eagle Outfitters, Inc 1,664
205 * America's Car-Mart, Inc 20
399,863 *,e AO World plc 403
124,700 e AOKI Holdings, Inc 762
126,922 AP Eagers Ltd 1,148
23,222 Arata Corp 759
20,676 Arc Land Sakamoto Co Ltd 226
73,686 *,e Aritzia, Inc 2,046
259,348 Arko Corp 2,062
57,317 * Arvind Fashions Ltd 250
522 * Asbury Automotive Group, Inc 125
806,128 ASKUL Corp 11,219
50,075 *,e ASOS plc 244
450,000 Aurora Design PCL 194

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
82,297 *,g Auto1 Group SE $ 764
50,488 Autobacs Seven Co Ltd 537
13,446 *,e AutoCanada, Inc 195
14,190 Autohellas Tourist and Trading S.A. 217
49,774 * Autonation, Inc 8,193
15,753 * AutoZone, Inc 39,278
1,570,042 B&M European Value Retail S.A. 11,120
33,132 e,g B&S Group Sarl 142
2,012,474 *,e Baozun, Inc (ADR) 8,030
278,809 Bapcor Ltd 1,108
4,011 *,e BARK, Inc 5
30,960 Bath & Body Works, Inc 1,161
30,005 Belluna Co Ltd 148
2,123,000 Berjaya Auto BHD 1,015
161,010 Best Buy Co, Inc 13,195
75,000 e BIC CAMERA, Inc 557
134 e Big 5 Sporting Goods Corp 1
654,570 e Big Lots, Inc 5,780
53,507 Bilia AB 558
936,644 * boohoo.com plc 403
532 * Boot Barn Holdings, Inc 45
41,443 *,e,g Boozt AB 463
537,000 *,†,e Boshiwa International Holding Ltd 1
168,832 Buckle, Inc 5,842
110,927 Build-A-Bear Workshop, Inc 2,376
50,923,700 * Bukalapak.com PT Tbk 728
319,519 * Burlington Stores, Inc 50,289
1,117 Caleres, Inc 27
131,301 Camping World Holdings, Inc 3,952
50,683 e Canadian Tire Corp Ltd 6,929
100,318 Carasso Motors Ltd 449
125,887 * CarMax, Inc 10,537
950,023 * CarParts.com, Inc 4,038
1,105 * Carvana Co 29
120,527 Cato Corp (Class A) 968
105,919 * Ceconomy AG 266
1,569,265 Central Retail Corp PCL 1,731
3,784 * Chico's FAS, Inc 20
98,941 China International Travel Service Corp Ltd 1,510
568,629 China Meidong Auto Holdings Ltd 659
161,000 e China Tobacco International HK Co Ltd 223
78,000 *,e,g China Tourism Group Duty Free Corp Ltd 1,058
1,840,000 Chow Tai Fook Jewellery Group Ltd 3,318
42,243 Clas Ohlson AB (B Shares) 317
649 *,e ContextLogic, Inc 4
505,166 * Coupang, Inc 8,790
8,505 Cuckoo Homesys Co Ltd 152
83,846 DCM Holdings Co Ltd 711
44,565 Delek Automotive Systems Ltd 342
222,277 e Designer Brands, Inc 2,245
5,531 * Destination XL Group, Inc 27
1,301 Dick's Sporting Goods, Inc 172
22,849 Dieteren S.A. 4,044
61 e Dillard's, Inc (Class A) 20
930,189 Dixons Carphone plc 618
995,077 Dogan Sirketler Grubu Holdings 378
45,901 Dogus Otomotiv Servis ve Ticaret AS 301
768,632 Dohome PCL 267
1,025,708 Dollarama, Inc 69,467
326,648 Don Quijote Co Ltd 5,850
15,500 Doshisha Co Ltd 250
242,875 * Dufry Group 11,078

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
228 * Duluth Holdings, Inc $ 1
102,268 Dunelm Group plc 1,456
215,771 eBay, Inc 9,643
59,278 e EDION Corp 599
7,146,100 Erajaya Swasembada Tbk PT 227
117,363 * Etsy, Inc 9,930
128,467 g Europris ASA 857
2,048 *,e EVgo, Inc 8
553,000 Far Eastern Department Stores Co Ltd 426
25,305 *,e Farfetch Ltd 153
135,565 Fast Retailing Co Ltd 34,769
5,899 *,e Fastned BV 175
19,375 * Fawaz Abdulaziz Al Hokair & Co 83
19,918 Fielmann AG. 1,061
26,297 * Five Below, Inc 5,168
84,240 * Floor & Decor Holdings, Inc 8,758
9,035 e Fnac Darty SA 338
730 e Foot Locker, Inc 20
259,477 Foschini Ltd 1,298
6,386 Fox Wizel Ltd 525
69 e Franchise Group, Inc 2
117,263 * Frasers Group plc 1,047
607 *,e Funko, Inc 7
211,949 *,e GameStop Corp (Class A) 5,140
548,821 e Gap, Inc 4,901
294 * Genesco, Inc 7
33,468 Genuine Parts Co 5,664
45,100 Geo Holdings Corp 574
21,560 * Go Fashion India Ltd 300
31,161,000 *,†,e GOME Electrical Appliances Holdings Ltd 313
3,436,405,000 * GoTo Gojek Tokopedia Tbk PT 25,360
376 Group 1 Automotive, Inc 97
122 * GrowGeneration Corp 0 ^
50,300 Grupo SBF S.A. 140
124 e Guess?, Inc 2
51,100 Gulliver International Co Ltd 312
192,252 Halfords Group plc 526
116,725 * Hanwha Galleria Co Ltd 134
451,956 e Harvey Norman Holdings Ltd 1,051
522 Haverty Furniture Cos, Inc 16
15,500 Hennes & Mauritz AB (B Shares) 267
106 e Hibbett Sports, Inc 4
17,100 Hikari Tsushin, Inc 2,454
1,132,212 Home Depot, Inc 351,710
4,688,267 Home Product Center PCL 1,855
11,140 Hornbach Holding AG. & Co KGaA 879
255,482 Hotai Motor Co Ltd 6,686
26,471 Hotel Shilla Co Ltd 1,481
196,200 Hour Glass Ltd 291
10,147 Hyundai Department Store Co Ltd 380
3,902 Hyundai Home Shopping Network Corp 136
1,927,240 Inchcape plc 19,073
390,088 * Indiabulls Infrastructure and Power Ltd 199
484,102 Industria De Diseno Textil S.A. 18,777
282,000 Isetan Mitsukoshi Holdings Ltd 2,867
24,200 Izumi Co Ltd 577
205,800 J Front Retailing Co Ltd 1,974
517,665 Jarir Marketing Co 2,288
91,540 JB Hi-Fi Ltd 2,679
50,349 JD Sports Fashion plc 94
5,311,930 JD.com, Inc 90,593
7,942 JINS Holdings, Inc 165

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,720 Joshin Denki Co Ltd $ 119
37,374 e Joyful Honda Co Ltd 441
103,560 JUMBO S.A. 2,848
5,025 K Car Co Ltd 57
21,287 Keiyo Co Ltd 119
39,694 Kingfisher plc 117
5,500 * Kintetsu Department Store Co Ltd 97
1,962 Kohl's Corp 45
18,405 Kohnan Shoji Co Ltd 448
26,452 Komeri Co Ltd 539
114,828 K's Holdings Corp 1,001
483 * Lands' End, Inc 4
19,418 Leon's Furniture Ltd 322
5,013 * Leslie's, Inc 47
21,283 Lithia Motors, Inc (Class A) 6,472
63,566 LKQ Corp 3,704
797,180 Lojas Renner S.A. 3,330
10,077 Lotte Shopping Co Ltd 526
49,465 Lovisa Holdings Ltd 640
1,222,311 Lowe's Companies, Inc 275,876
283,561 Luk Fook Holdings International Ltd 728
4,992 Macy's, Inc 80
73,583,025 * Magazine Luiza S.A. 51,789
21,770 *,e,g Maisons du Monde S.A. 219
863,300 * Map Aktif Adiperkasa PT 392
406 * MarineMax, Inc 14
3,852,900 Matahari Department Store Tbk PT 869
83,697 Matas A.S. 1,234
107,093 Mekonomen AB 1,107
15,937 * MercadoLibre, Inc 18,879
387,500 * Mercari, Inc 9,120
86,200 MINISO Group Holding Ltd (ADR) 1,465
6,657,100 * Mitra Adiperkasa Tbk PT 751
38,214 Mobilezone Holding AG. 586
63,800 momo.com, Inc 1,414
692 Monro Muffler, Inc 28
161,363 * Moonpig Group plc 296
147,038 Motus Holdings Ltd 783
1,678,200 g MR DIY Group M Bhd 573
194,460 e Mr Price Group Ltd 1,483
18,943 Murphy USA, Inc 5,893
24,045 Musti Group Oyj 469
8,300 Nafco Co Ltd 109
167,250 Naspers Ltd (N Shares) 30,216
1,257 * National Vision Holdings, Inc 31
12,309 Next plc 1,079
37,720 e Nextage Co Ltd 733
60,965 Nick Scali Ltd 372
27,435 Nishimatsuya Chain Co Ltd 325
64,843 Nitori Co Ltd 7,281
46,224 Nojima Corp 440
1,221 e Nordstrom, Inc 25
250,355 * ODP Corp 11,722
271,342 * Ollie's Bargain Outlet Holdings, Inc 15,719
81 *,e OneWater Marine, Inc 3
51,798 * O'Reilly Automotive, Inc 49,483
41,182 * Overstock.com, Inc 1,341
59,677 *,†,e Ozon Holdings plc (ADR) 1
478,200 Padini Holdings BHD 398
19,128 Pal Co Ltd 518
728,615 Paltac Corp 24,225
15,000 Pan German Universal Motors Ltd 163

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,417 Penske Auto Group, Inc $ 3,402
136,202 *,g Pepco Group NV 1,234
1,553,044 g Pepkor Holdings Ltd 1,361
282,600 Pet Center Comercio e Participacoes S.A. 388
33,477 Pet Valu Holdings Ltd 768
62,009 * Petco Health & Wellness Co, Inc 552
107 e PetMed Express, Inc 1
405,971 Pets at Home Group plc 1,942
965,491 * Pinduoduo, Inc (ADR) 66,754
30,913 Pool Corp 11,581
409,800 e,g Pop Mart International Group Ltd 914
42,650 Poya Co Ltd 813
380,530 Premier Investments Ltd 5,163
844,774 Prosus NV 61,866
720,600 PTG Energy PCL (Foreign) 248
2,371,700 PTT Oil & Retail Business PCL 1,419
33,436 Puuilo Oyj 264
518,900 * Rakuten, Inc 1,808
38,676 *,e RealReal, Inc 86
49 *,e Rent the Runway, Inc 0 ^
318 Rent-A-Center, Inc 10
15,735 Retailors Ltd 305
999 *,e Revolve Group, Inc 16
14,519 * RH 4,785
208,727 Ross Stores, Inc 23,405
43,914 Rvrc Holding AB 135
858,200 Ryohin Keikaku Co Ltd 8,508
1,273,831 * SA SA International Holdings Ltd 230
672,947 SACI Falabella 1,616
108,712 * Sally Beauty Holdings, Inc 1,343
44,600 Sanrio Co Ltd 1,914
23,904 Saudi Automotive Services Co 374
20,302 Saudi Co For Hardware CJSC 194
260,481 Seria Co Ltd 4,161
130,304 Shanghai Yuyuan Tourist Mart Group Co Ltd 123
32,400 Shimamura Co Ltd 3,064
6,141 Shinsegae Co Ltd 833
8,588 Shinsegae International Co Ltd 111
37 Shoe Carnival, Inc 1
31,534 * Shopper's Stop Ltd 315
1,007 Signet Jewelers Ltd 66
368,300 Singer Thailand PCL 94
28,122 g Sleep Country Canada Holdings, Inc 609
415 * Sleep Number Corp 11
39,646 *,g SMCP S.A. 346
340 Sonic Automotive, Inc (Class A) 16
124,671 *,e Sportsman's Warehouse Holdings, Inc 711
919,396 *,e Stitch Fix Inc 3,540
304,002 Super Group Ltd 519
735,553 Super Retail Group Ltd 5,628
51,535 e Synsam AB 213
2,579 Tadiran Holdings Ltd 197
120,851 Takashimaya Co Ltd 1,689
12,869 Telepark Corp 155
63,550 *,e Temple & Webster Group Ltd 251
1,715,586 *,e THG Holdings Ltd 1,775
1,447 *,e ThredUp, Inc 4
1,199 *,e Tile Shop Holdings, Inc 7
33,051 * Tilly's, Inc 232
3,469,335 TJX Companies, Inc 294,165
38,927 e Tokmanni Group Corp 509
15,046,489 g Topsports International Holdings Ltd 13,091

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,094 *,e Torrid Holdings, Inc $ 17
216,384 Tractor Supply Co 47,842
151,388 Trent Ltd 3,261
299,436 Truworths International Ltd 900
68,734 * Ulta Beauty, Inc 32,346
32,740 * Uni-Select, Inc 1,163
466,999 e United Arrows Ltd 8,080
29,456 United Electronics Co 576
192,275 * Urban Outfitters, Inc 6,370
176,700 USS Co Ltd 2,925
1,218,100 * Via S 547
965,172 Vibra Energia S.A. 3,638
1,576 * Victoria's Secret & Co 27
608,646 * Vipshop Holdings Ltd (ADR) 10,043
9,315 V-Mart Retail Ltd 251
49,488 VT Holdings Co Ltd 188
1,594 *,e Warby Parker, Inc 19
68,492 Warehouse Group Ltd 74
200,078 *,g Watches of Switzerland Group plc 1,551
61,656 *,e Wayfair, Inc 4,008
932,571 Wesfarmers Ltd 30,746
201 Weyco Group, Inc 5
544,119 WH Smith plc 10,728
187,602 Wickes Group plc 292
1,180,800 Wilcon Depot, Inc 517
52,432 e Williams-Sonoma, Inc 6,561
4 Winmark Corp 1
835,839 Woolworths Holdings Ltd 3,169
227,700 e Workman Co Ltd 8,247
430,983 Wuchan Zhongda Group Co Ltd 294
342,000 Xinhua Winshare Publishing and Media Co Ltd 250
914,800 Yamada Denki Co Ltd 2,693
111,233 Yellow Hat Ltd 1,432
665,286 *,g Zalando SE 19,186
630,572 Zhongsheng Group Holdings Ltd 2,421
91,600 ZOZO Inc 1,900
535 * Zumiez, Inc 9
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,936,580
CONSUMER DURABLES & APPAREL - 2.0%
756,000 *,e 361 Degrees International Ltd 360
685 Acushnet Holdings Corp 37
222,768 Adidas-Salomon AG. 43,246
273,352 * Aditya Birla Fashion and Retail Ltd 711
107,255 Aksa Akrilik Kimya Sanayii 298
18,000 Alexander Marine Co Ltd 340
15,040 * Allbirds, Inc 19
1,277,040 * Alok Industries Ltd 255
189,800 * Alpargatas S.A. 369
13,762 * Amber Enterprises India Ltd 379
103,307 *,e AMMO, Inc 220
1,050,555 Anta Sports Products Ltd 10,795
60,800 Arezzo Industria e Comercio S.A. 1,004
53,161 Ariston Holding NV 562
134,573 Asics Corp 4,165
86,990 * Azorim-Investment Development & Construction Co Ltd 265
134,699 Bajaj Electricals Ltd 2,089
123,100 Bandai Namco Holdings Inc 2,851
20,150 Barratt Developments plc 106
52,226 Bata India Ltd 1,068
32,486 * Beazer Homes USA, Inc 919
102,946 Bellway plc 2,603

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
34,096 e Beneteau S.A. $ 577
2,308 Berkeley Group Holdings plc 115
29,001 * Borosil Ltd 150
3,260,472 Bosideng International Holdings Ltd 1,377
877,390 Bovis Homes Group plc 7,360
81,473 e Breville Group Ltd 1,089
34,214 e BRP, Inc (Toronto) 2,892
28,122 Brunello Cucinelli S.p.A 2,476
58,554 Brunswick Corp 5,073
7,907 Burberry Group plc 213
7,820,630 Cairn Homes plc 9,899
7,199,671 Cairn Homes plc (London) 9,116
806,319 * Callaway Golf Co 16,005
58,262 * Campus Activewear Ltd 221
49,461 *,e Canada Goose Holdings, Inc 880
545,579 * Capri Holdings Ltd 19,581
798 Carter's, Inc 58
157,900 * Casio Computer Co Ltd 1,301
4,562 * Cavco Industries, Inc 1,346
40,205 * CCC S.A. 417
149 Century Communities, Inc 11
106,300 Chervon Holdings Ltd 423
481,000 China Lilang Ltd 258
14,000 e Chofu Seisakusho Co Ltd 243
249,357 Chow Sang Sang Holding 279
736,910 Cie Financiere Richemont S.A. 125,177
956,000 * Citychamp Watch & Jewellery Group Ltd 134
140 e Clarus Corp 1
1,327,535 Coats Group plc 1,173
843 Columbia Sportswear Co 65
38,798 Coway Co Ltd 1,297
189,907 Crest Nicholson Holdings plc 456
1,161 Cricut, Inc 14
64,940 * Crocs, Inc 7,302
2,124,414 Crompton Greaves Consumer Electricals Ltd 7,510
94,900 Cury Construtora e Incorporadora S.A. 318
230,500 Cyrela Brazil Realty S.A. 969
18,200 Daiwa Seiko, Inc 287
26,539 Danya Cebus Ltd 644
21,383 * Deckers Outdoor Corp 11,283
60,139 De'Longhi S.p.A. 1,315
9,867 Delta-Galil Industries Ltd 387
28,602 Descente Ltd 818
12,925 DI Dong Il Corp 209
92,700 Direcional Engenharia S.A. 380
24,585 Dixon Technologies India Ltd 1,318
248,859 DR Horton, Inc 30,284
539,323 Dr. Martens PLC 840
82,614 *,e Dream Finders Homes, Inc 2,032
1,085,869 Eclat Textile Co Ltd 17,461
21,600 Ecovacs Robotics Co Ltd 232
1,830 Einhell Germany AG. 307
8,296 Electra Consumer Products 1970 Ltd 207
183,372 Electrolux AB 2,506
250,000 Ermenegildo Zegna Holditalia S.p.A 3,170
37,257 ES-Con Japan Ltd 213
790 Ethan Allen Interiors, Inc 22
78,200 Ez Tec Empreendimentos e Participacoes S.A. 301
14,235 F&F Co Ltd 1,298
1,414,689 Feng TAY Enterprise Co Ltd 8,950
24,654 *,† FF Group 0 ^
405,200 Fields Corp 8,452

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
40,154 Fila Korea Ltd $ 1,223
697,000 Formosa Taffeta Co Ltd 627
339,999 *,†,e Fuguiniao Co Ltd 0 ^
50,021 Fujitsu General Ltd 1,093
110,000 Fulgent Sun International Holding Co Ltd 489
66,000 Fusheng Precision Co Ltd 469
27,173 Games Workshop Group plc 3,771
64,651 * Garmin Ltd 6,742
8,937 Garware Technical Fibres Ltd 339
248,139 Giant Manufacturing Co Ltd 1,841
87,005 * G-III Apparel Group Ltd 1,677
169,103 Gildan Activewear, Inc 5,452
2,893,255 *,g Glenveagh Properties plc 3,536
3,460,973 *,g Glenveagh Properties plc (London) 4,230
736,000 *,e Golden Solar New Energy Technology Holdings Ltd 640
19,647 Goldwin, Inc 1,673
3,002 Golfzon co Ltd 265
4,472 * GoPro, Inc 19
176,400 Gree Electric Appliances, Inc of Zhuhai 888
252 * Green Brick Partners, Inc 14
241,300 Grendene S.A. 377
413,800 GRUPO DE MODA SOMA S.A. 1,037
10,718 Gunze Ltd 331
2,147,601 Haier Smart Home Co Ltd 6,773
338,207 Haier Smart Home Co Ltd 1,095
7,881 Handsome Co Ltd 140
37 e Hanesbrands, Inc 0 ^
36,505 Hangzhou Robam Appliances Co Ltd 127
12,552 Hansae Co Ltd 205
5,846 * Hanssem Co Ltd 193
102,716 Hasbro, Inc 6,653
201,072 Haseko Corp 2,478
620 * Helen of Troy Ltd 67
20,366 Hermes International 44,270
466,000 *,† HOSA International Ltd 1
2 * Hovnanian Enterprises, Inc 0 ^
173,321 Hugo Boss AG. 13,547
2,284 Hwaseung Enterprise Co Ltd 16
130,000 Iida Group Holdings Co Ltd 2,197
75,375 Indo Count Industries Ltd 191
59,168 Installed Building Products, Inc 8,293
560 * iRobot Corp 25
35,010 Japan Wool Textile Co Ltd 253
28,984 * Jason Furniture Hangzhou Co Ltd 152
54,189 JM AB 723
578,000 JNBY Design Ltd 628
70,000 Johnson Health Tech Co Ltd 162
182 Johnson Outdoors, Inc 11
1,155,500 *,g JS Global Lifestyle Co Ltd 202
12,383 e Kaufman & Broad S.A. 366
9,739 KB Home 504
393,804 Kering 217,458
991,000 Kinpo Electronics 471
6,700 Ki-Star Real Estate Co Ltd 231
38,000 KMC Kuei Meng International In 185
785,700 Konka Group Co Ltd 147
59,673 Kontoor Brands, Inc 2,512
73,551 KPR Mill Ltd 597
45,018 LA Opala RG Ltd 238
368 * Landsea Homes Corp 3
8,180 * Latham Group, Inc 30
390 La-Z-Boy, Inc 11

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
254 * Legacy Housing Corp $ 6
107,018 Leggett & Platt, Inc 3,170
198,840 Lennar Corp (Class A) 24,917
12,684 Lennar Corp (Class B) 1,433
180,358 e Levi Strauss & Co 2,603
17,373 LF Corp 225
47,919 LG Electronics, Inc 4,638
263 * LGI Homes, Inc 35
2,028,121 Li Ning Co Ltd 10,952
115,190 *,e Lovesac Co 3,104
933 * LPP S.A. 3,216
186,609 * Lululemon Athletica, Inc 70,632
9,119 * LUX Industries Ltd 168
390,647 LVMH Moet Hennessy Louis Vuitton S.A. 368,346
379 * M/I Homes, Inc 33
183,000 Makalot Industrial Co Ltd 1,780
78 * Malibu Boats, Inc 5
1,290,984 Man Wah Holdings Ltd 864
6,442 *,† Mariella Burani S.p.A. 0
52,035 e Marimekko Oyj 516
217 Marine Products Corp 4
84,934 * MasterCraft Boat Holdings, Inc 2,603
279,953 * Mattel, Inc 5,470
119,284 g Mavi Giyim Sanayi Ve Ticaret AS. 357
34,785 Maytronics Ltd 477
971 MDC Holdings, Inc 45
355,000 Merida Industry Co Ltd 2,538
722 Meritage Homes Corp 103
147,881 Merry Electronics Co Ltd 453
48,783 e MIPS AB 2,418
94,400 Mizuno Corp 2,442
41,488 * Mohawk Industries, Inc 4,280
1,566,282 Moncler S.p.A 108,368
541 Movado Group, Inc 15
223,800 MRV Engenharia e Participacoes S.A. 541
5,800 Nagawa Co Ltd 278
19,486 g Neinor Homes S.A. 196
71,678 * New Wave Group AB 631
4,292,522 Newell Brands Inc 37,345
142,448 Nien Made Enterprise Co Ltd 1,570
1,567,002 Nike, Inc (Class B) 172,950
1,888,900 Nikon Corp 24,523
141,221 e Nobia AB 179
12,685 * NVR, Inc 80,558
633,162 * On Holding AG. 20,894
64,100 Open House Co Ltd 2,314
20,832 Oppein Home Group, Inc 275
126,391 Orient Electric Ltd 369
751,576 g OVS S.p.A 2,086
14,753 Oxford Industries, Inc 1,452
772,778 Pacific Textile Holdings Ltd 181
4,982 Page Industries Ltd 2,291
1,932,989 Panasonic Corp 23,702
1,890 Pandora AS 169
402,000 *,† Peace Mark Holdings Ltd 0
284,175 *,e Peloton Interactive, Inc 2,185
6,440 Persimmon PLC 84
20,656 *,† PIK Group (GDR) 0 ^
43,432 e Polaris Inc 5,252
1,844,006 Pou Chen Corp 1,869
7,220,540 Prada S.p.A 48,582
22,485 Pressance Corp 317

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
234,123 Pulte Homes, Inc $ 18,187
2,334 Puma AG. Rudolf Dassler Sport 141
165,363 e Purple Innovation, Inc 460
1,516 PVH Corp 129
579,000 e Q Technology Group Co Ltd 229
44,000 Quang Viet Enterprise Co Ltd 176
50,297 Rajesh Exports Ltd 336
984 Ralph Lauren Corp 121
25,195 Raymond Ltd 522
1,054,332 Redrow plc 5,919
43,517 Relaxo Footwears Ltd 483
85,900 Rinnai Corp 1,874
177 Rocky Brands, Inc 4
9,500 Roland Corp 274
559,027 Ruentex Industries Ltd 1,083
6,814 Safari Industries India Ltd 247
208,136 * Safilo Group S.p.A. 282
50,013 e Salvatore Ferragamo Italia S.p.A 824
38,424 Sangetsu Co Ltd 664
233,100 Sankyo Co Ltd 9,428
9,954 Sanlorenzo S.p.A 428
26,319 SEB S.A. 2,722
238,900 Sega Sammy Holdings, Inc 5,118
24,800 Seiko Holdings Corp 449
283,800 Sekisui Chemical Co Ltd 4,100
631,700 Sekisui House Ltd 12,760
183,200 e Sharp Corp 1,027
30,636 * Sheela Foam Ltd 453
705,438 Shenzhou International Group Holdings Ltd 6,775
61,599 Shimano, Inc 10,312
53,162 * Skechers U.S.A., Inc (Class A) 2,800
1,203 * Skyline Champion Corp 79
1,251,504 Skyworth Digital Holdings Ltd 554
1,444 Smith & Wesson Brands, Inc 19
623 *,e Snap One Holdings Corp 7
23,400 e Snow Peak, Inc 305
113,100 *,e Solo Brands, Inc 640
2,014 * Sonos, Inc 33
3,101,422 Sony Corp 279,966
74,384 e,g Spin Master Corp 1,968
1,030,000 Stella International Holdings Ltd 973
518,878 Steven Madden Ltd 16,962
43 Sturm Ruger & Co, Inc 2
124,097 Sumitomo Forestry Co Ltd 3,014
802 * Swatch Group AG. 235
14,878 Symphony Ltd 163
1,003,000 Tainan Spinning Co Ltd 532
175,000 Taiwan Paiho Ltd 306
13,700 Tama Home Co Ltd 315
57,628 e Tamron Co Ltd 1,614
72,077 Tapestry, Inc 3,085
65,133 * Taylor Morrison Home Corp 3,177
5,531,364 Taylor Wimpey plc 7,226
821,000 TCL Multimedia Technology Holdings Ltd 428
1,078,629 TCL Technology Group Corp 586
105,233 g Technogym S.p.A 974
133,118 Tempur Sealy International, Inc 5,334
319,500 Texhong Textile Group Ltd 211
87,219 e,g Thule Group AB 2,566
303,574 Titan Industries Ltd 11,303
7,920 * Tod's S.p.A. 332
5,490 Token Corp 284

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
87,226 Toll Brothers, Inc $ 6,897
73,101 Tomy Co Ltd 921
54,193 * TopBuild Corp 14,416
41,000 Topkey Corp 255
521,165 *,e Traeger, Inc 2,215
1,412 * TRI Pointe Homes, Inc 46
1,051,807 Trident Ltd 427
44,648 TTK Prestige Ltd 409
358,356 * Under Armour, Inc (Class A) 2,587
727,343 * Under Armour, Inc (Class C) 4,880
303,543 * Universal Entertainment Corp 5,171
47,259 Vaibhav Global Ltd 178
82,419 * Vardhman Textiles Ltd 369
323,152 * Vestel Beyaz Esya Sanayi ve Ticaret AS 153
75,616 * Vestel Elektronik Sanayi 166
287,000 * Vesync Co Ltd 111
150,296 VF Corp 2,869
52,526 *,e Victoria plc 393
52,655 VIP Industries Ltd 395
223 * Vista Outdoor, Inc 6
3,168,000 * Viva China Holdings Ltd 580
100,900 Vivara Participacoes S.A. 600
2,598 *,e Vizio Holding Corp 18
77,900 Vulcabras Azaleia S.A. 281
279 *,e Vuzix Corp 1
2,428 *,e V-ZUG Holding AG. 194
37,213 Wacoal Holdings Corp 749
170,540 Welspun India Ltd 192
282,558 Whirlpool Corp 42,042
28,916 * Whirlpool of India Ltd 520
198 Wolverine World Wide, Inc 3
1,209,000 e XTEP International Holdings 1,238
116,100 Yamaha Corp 4,472
332,290 * YETI Holdings, Inc 12,906
107,409 e YIT Oyj 250
257,900 Yonex Co Ltd 2,496
17,645 Youngone Corp 866
4,197 Youngone Holdings Co Ltd 247
651,500 Yue Yuen Industrial Holdings 853
22,113 Zhejiang Supor Co Ltd 152
8,743 Zinus, Inc 182
29,400 Zojirushi Corp 363
TOTAL CONSUMER DURABLES & APPAREL 2,339,839
CONSUMER SERVICES - 2.8%
349,058 * 888 Holdings plc 436
59,162 g AcadeMedia AB 276
1,187 * Accel Entertainment, Inc 13
370,583 Accor S.A. 13,790
162,904 ADT, Inc 982
664 * Adtalem Global Education, Inc 23
1,700 Adventure, Inc 117
311,346 * Airbnb, Inc 39,902
143,000 * Airtrip Corp 2,783
9,590 Alamar Foods 335
425,200 * Alsea SAB de C.V. 1,379
927,627 * Amadeus IT Holding S.A. 70,639
2,130,918 Americana Restaurants International plc 2,454
79,143 * AmRest Holdings SE 448
4,600 ARAMARK Holdings Corp 198
12,460 e ARCLAND SERVICE Co Ltd 253
8,812,494 a,e Arcos Dorados Holdings, Inc 90,328

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
477,755 Aristocrat Leisure Ltd $ 12,361
5,388,568 Asset World Corp PCL 752
16,650 Ataa Educational Co 344
106,400 *,e Atom Corp 630
235,184 * Auction Technology Group plc 2,234
15,000 Bafang Yunji International Co Ltd 86
66 * Bally's Corp 1
22,855 * Barbeque Nation Hospitality Ltd 184
45,953 *,e,g Basic-Fit NV 1,757
58,600 Benesse Holdings, Inc 749
772,472 Berjaya Sports Toto BHD 220
417,597 * Betsson AB 4,447
27 *,e Biglari Holdings, Inc (B Shares) 5
774 * BJ's Restaurants, Inc 25
2,924,900 * Bloomberry Resorts Corp 589
249,030 Bloomin' Brands, Inc 6,696
109 e Bluegreen Vacations Holding Corp 4
132,259 * Booking Holdings, Inc 357,143
405,884 *,e Bowlero Corp 4,724
132,136 Boyd Gaming Corp 9,166
46,367 * Bright Horizons Family Solutions 4,287
122,989 * Brinker International, Inc 4,501
28,600 BTG Hotels Group Co Ltd 75
276,062 * Burger King India Ltd 363
164,788 * Caesars Entertainment, Inc 8,399
238,000 Cafe de Coral Holdings Ltd 305
329,435 Cairo Investment & Real Estate Development Co SAE 112
1,827,785 * Carnival Corp 34,417
379,031 * Carnival plc 6,333
153 Carriage Services, Inc 5
254,029 *,e Cava Group, Inc 10,402
377,500 * Central Plaza Hotel PCL 528
3,579 * Century Casinos, Inc 25
65,027 * Chalet Hotels Ltd 341
1,227 Cheesecake Factory 42
688 * Chegg, Inc 6
491,000 e,g China East Education Holdings Ltd 190
849,000 e China Education Group Holdings Ltd 664
2,128,000 *,† China Maple Leaf Educational Systems Ltd 3
4,070,000 g China New Higher Education Group Ltd 1,217
1,836,000 *,e China Travel International Inv HK 359
37,917 * Chipotle Mexican Grill, Inc (Class A) 81,104
26,045 e Choice Hotels International, Inc 3,061
58,528 Churchill Downs, Inc 8,145
17,731 *,e Chuy's Holdings, Inc 724
32,464 Cie des Alpes 490
3,752,000 * Cogna Educacao 2,554
1,356,226 Collins Foods Ltd 8,920
57,700 e Colowide Co Ltd 817
2,659,074 Compass Group plc 74,462
100,886 Corporate Travel Management Ltd 1,211
2,403 * Coursera, Inc 31
604 e Cracker Barrel Old Country Store, Inc 56
95,600 Create Restaurants Holdings, Inc 648
30,200 Curves Holdings Co Ltd 158
195,429 Dadi Early-Childhood Education Group Ltd 628
181,300 * Dalata Hotel Group plc 919
48,169 Darden Restaurants, Inc 8,048
192 * Dave & Buster's Entertainment, Inc 9
799,101 *,g Deliveroo plc 1,162
181,006 *,g Delivery Hero AG. 7,986
52,117 Delta Corp Ltd 162

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
46,700 *,e Demae-Can Co Ltd $ 132
260,636 * Denny's Corp 3,211
248,061 * Devyani International Ltd 571
56 Dine Brands Global Inc. 3
55,985 Domino's Pizza Enterprises Ltd 1,740
330,155 Domino's Pizza Group plc 1,157
138,970 Domino's Pizza, Inc 46,831
121,712 * DoorDash, Inc 9,301
7,100 DoubleUGames Co Ltd 228
72,718 Doutor Nichires Holdings Co Ltd 1,065
291,671 * DraftKings, Inc 7,750
107,915 * Duolingo, Inc 15,425
32,591 * Dur Hospitality Co 242
229,289 * Easy Trip Planners Ltd 114
416,000 e EC Healthcare 222
73,055 * eDreams ODIGEO S.A. 524
157,036 * EIH Ltd 407
680 El Pollo Loco Holdings, Inc 6
113,436 *,e,g Elior Participations S.C.A 325
47,786 * Emerson Pacific, Inc 256
672,149 Entain PLC 10,868
2,018,200 * Erawan Group PCL 275
818 *,e European Wax Center, Inc 15
1,279,362 * Everi Holdings, Inc 18,500
380,221 g Evolution Gaming Group AB 48,183
227,383 * Expedia Group, Inc 24,873
5,796 * Fattal Holdings 1998 Ltd 564
92,781 * First Watch Restaurant Group, Inc 1,568
144,252 *,e Flight Centre Travel Group Ltd 1,839
375,911 * Flutter Entertainment plc 75,553
214,174 * Flutter Entertainment plc 43,105
52,000 Formosa International Hotels Corp 434
177,400 *,g Fosun Tourism Group 168
60,010 * frontdoor, Inc 1,914
2,595,000 Fu Shou Yuan International Group Ltd 1,790
18,499 Fuji Kyuko Co Ltd 711
5,400 *,e Fujio Food System Co Ltd 55
4,279 * Full House Resorts, Inc 29
701,323 G8 Education Ltd 488
1,886,608 * Galaxy Entertainment Group Ltd 12,019
1,802,897 Genting BHD 1,571
2,409,881 Genting Malaysia BHD 1,272
5,018,412 Genting Singapore Ltd 3,499
134 * Golden Entertainment, Inc 6
978,000 Gourmet Master Co Ltd 4,517
24 Graham Holdings Co 14
24,858 * Grand Canyon Education, Inc 2,566
28,765 * Grand Korea Leisure Co Ltd 358
543,591 Greggs plc 17,659
272,639 H&R Block, Inc 8,689
2,837,000 *,e,g Haichang Ocean Park Holdings Ltd 432
1,439,776 e,g Haidilao International Holding Ltd 3,184
10,172 * Hana Tour Service, Inc 396
206,989 Heiwa Corp 3,600
370,500 *,e Helens International Holdings Co ltd 363
11,338 Herfy Food Services Co 113
19,537 Hiday Hidaka Corp 319
42,775 * Hilton Grand Vacations, Inc 1,944
758,100 Hilton Worldwide Holdings, Inc 110,341
48,828 * HIS Co Ltd 692
3,494,000 e,g Hope Education Group Co Ltd 233
233,000 Huangshan Tourism Development Co Ltd 175

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
168,355 * Huazhu Group Ltd (ADR) $ 6,529
196,283 Humansoft Holding Co KSC 2,370
37,499 Hyatt Hotels Corp 4,297
13,379 * Hyundai Green Food 130
11,900 Ichibanya Co Ltd 451
270,575 IDP Education Ltd 4,007
750,122 Indian Hotels Co Ltd 3,597
113,968 * Inspired Entertainment, Inc 1,676
181,786 InterContinental Hotels Group plc 12,566
686,191 International Game Technology plc 21,883
107,184 Invocare Ltd 902
496 Jack in the Box, Inc 48
815,000 e,g Jiumaojiu International Holdings Ltd 1,340
354,513 Jollibee Foods Corp 1,538
317,830 Jubilant Foodworks Ltd 1,947
416,108 Jumbo Interactive Ltd 3,971
220,543 *,g Just Eat Takeaway.com NV 3,381
68,824 * Kambi Group plc 1,266
64,823 Kangwon Land, Inc 858
14,970 * Kappa Create Co Ltd 159
34,700 Kentucky Fried Chicken Japan Ltd 684
287,758 Kindred Group plc 3,062
18,500 Kisoji Co Ltd 312
38,000 KOMEDA Holdings Co Ltd 716
350,000 *,e,g Koolearn Technology Holding Ltd 1,144
41,094 Koshidaka Holdings Co Ltd 344
1,800 e Krispy Kreme, Inc 26
17,804 e Kura Corp 377
34 *,e Kura Sushi USA, Inc 3
25,883 e Kyoritsu Maintenance Co Ltd 984
110,900 g La Francaise des Jeux SAEM 4,365
3,027,259 * Las Vegas Sands Corp 175,581
756,753 Laureate Education, Inc 9,149
20,066 Leejam Sports Co JSC 693
279,607 *,g Lemon Tree Hotels Ltd 320
120,370 * Life Time Group Holdings, Inc 2,368
853 * Lindblad Expeditions Holdings, Inc 9
15,500 LITALICO, Inc 251
30,756 * Lotte Tour Development Co Ltd 246
1,835,784 Lottery Corp Ltd 6,294
632,000 Lung Yen Life Service Corp 746
837,100 Magnum BHD 178
68,987 * Mahindra Holidays & Resorts India Ltd 253
249,467 Marriott International, Inc (Class A) 45,825
21,708 Marriott Vacations Worldwide Corp 2,664
4,600 e Matsuya Foods Co Ltd 132
1,810,236 McDonald's Corp 540,192
61,000 e McDonald's Holdings Co Japan Ltd 2,372
5,998 MegaStudyEdu Co Ltd 237
5,148,340 *,g Meituan Dianping (Class B) 80,731
3,603,940 * Melco Crown Entertainment Ltd (ADR) 44,004
537,817 * Melco International Development 501
87,043 * Melia Hotels International S.A. 605
526,154 MGM Resorts International 23,109
2,627,100 Minor International PCL 2,544
60,792 *,e Mister Car Wash, Inc 587
225,890 * Mitchells & Butlers plc 587
411,500 MK Restaurants Group PCL 537
11,365 Monarch Casino & Resort, Inc 801
25,002 Monogatari Corp 607
97,300 e MOS Food Services, Inc 2,183
15,686 e MTY Food Group, Inc 717

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,030 National Co for Learning & Education $ 345
430,500 *,e Nayuki Holdings Ltd 299
8,690 * NEOGAMES S.A. 227
512,855 *,e Nerdy, Inc 2,139
1,320,540 * New Oriental Education & Technology Group, Inc 5,205
61,234 *,† NIIT Learning Systems Ltd 229
100,019 * Noodles & Co 338
328,653 *,e Norwegian Cruise Line Holdings Ltd 7,155
296,200 * Offcn Education Technology Co Ltd 192
40,900 Ohsho Food Service Corp 1,904
537 * ONE Group Hospitality, Inc 4
144,981 * OneSpaWorld Holdings Ltd 1,754
155,274 OPAP S.A. 2,708
4,884 *,e Open Door, Inc 44
1,627,545 Oriental Land Co Ltd 63,451
168,926 Papa John's International, Inc 12,472
41,856 * Paradise Co Ltd 451
26,171 Park Lawn Corp 481
38,470 *,† Patisserie Holdings plc 0 ^
83,744 * Penn National Gaming, Inc 2,012
2,315 * Perdoceo Education Corp 28
404,000 Perfect Shape Medical Ltd 201
72,674 * Pierre & Vacances 128
67,248 * Planet Fitness, Inc 4,535
158,440 * PlayAGS, Inc 895
182,868 * Playtech Ltd 1,370
11,836 e Pollard Banknote Ltd 230
459,993 *,e Portillo's, Inc 10,364
233,124 * Rank Group plc 262
199 RCI Hospitality Holdings, Inc 15
50,510 * Red Robin Gourmet Burgers, Inc 699
52,249 Red Rock Resorts, Inc 2,444
540,100 Resorttrust, Inc 8,016
194,052 e Restaurant Brands International, Inc 15,043
275,212 Restaurant Brands International, Inc (Toronto) 21,338
14,000 Ringer Hut Co Ltd 244
799,600 Riso Kyoiku Co Ltd 1,464
186,183 Round One Corp 737
44,680 * Rover Group, Inc 219
210,608 * Royal Caribbean Cruises Ltd 21,848
25,700 *,e Royal Holdings Co Ltd 471
79,532 * Rush Street Interactive, Inc 248
8,853 *,e Sabre Corp 28
23,000 Saizeriya Co Ltd 585
2,911,567 * Sands China Ltd 9,971
24,963 * Sapphire Foods India Ltd 419
132,857 *,e,g Scandic Hotels Group AB 539
1,803 * Scientific Games Corp (Class A) 124
967 * SeaWorld Entertainment, Inc 54
121,591 * Seera Group Holding 862
29,684 Seobu Truck Terminal Co Ltd 169
119,195 Service Corp International 7,699
781 * Shake Shack, Inc 61
40,639 Shanghai Jinjiang International Hotels Development Co Ltd 237
1,034,000 * Shangri-La Asia Ltd 793
486,072 Shenzhen Overseas Chinese Town Co Ltd 295
192,900 SISB PCL 206
1,079 * Six Flags Entertainment Corp 28
2,107,000 *,e SJM Holdings Ltd 901
38,325 e SkiStar AB 410
188,182 e Skylark Co Ltd 2,353
186,900 * Smartfit Escola de Ginastica e Danca S.A. 839

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
92,654 Sodexho Alliance S.A. $ 10,203
134,614 Songcheng Performance Development Co Ltd 231
655,587 * SSP Group plc 2,088
1,265,768 * Star Entertainment Grp Ltd 978
2,064,632 Starbucks Corp 204,522
85 Strategic Education, Inc 6
245,330 * Stride, Inc 9,134
58,857 * Super Group SGHC Ltd 171
131,000 * Super Hi International Holding Ltd 255
92,593 Sushiro Global Holdings Ltd 1,810
699 *,e Sweetgreen, Inc 9
248,745 * Taaleem Holdings PSC 274
1,792,516 Tabcorp Holdings Ltd 1,330
389,083 *,e TAL Education Group (ADR) 2,319
2,226 *,e Target Hospitality Corp 30
76,994 Texas Roadhouse, Inc (Class A) 8,645
27,722 *,e TH International Ltd 80
1,085,000 Tianli Education International Holdings Ltd 289
374,285 e Tokyotokeiba Co Ltd 10,224
492,820 * Tongcheng-Elong Holdings Ltd 1,035
37,959 Toridoll.corp 827
384,118 *,g Trainline plc 1,273
63,334 Travel & Leisure Co 2,555
460,219 Travelsky Technology Ltd 784
471,050 * Trip.com Group Ltd 16,444
248,738 * Trip.com Group Ltd (ADR) 8,706
380,005 * TUI AG. 2,696
1,516 *,e Udemy, Inc 16
4,446 * Universal Technical Institute, Inc 31
31,966 Vail Resorts, Inc 8,048
317,936 * Webjet Ltd 1,470
161,227 e Wendy's 3,507
51,621 * Westlife Development Ltd 539
74,090 * Wetherspoon (J.D.) plc 633
211,806 Whitbread plc 9,117
1,283 Wingstop, Inc 257
51,000 Wowprime Corp 523
4,181 *,e WW International Inc 28
573,307 Wyndham Hotels & Resorts, Inc 39,312
36,771,000 *,e Wynn Macau Ltd 33,583
303,380 Wynn Resorts Ltd 32,040
538,500 g Xiabuxiabu Catering Management China Holdings Co Ltd 254
31,993 * Xponential Fitness, Inc 552
198,900 * YDUQS Part 823
53,419 e Yoshinoya D&C Co Ltd 947
22,600 * Youdao, Inc (ADR) 109
16,727 Young & Co's Brewery plc 255
455,046 Yum China Holdings, Inc 25,710
430,770 Yum! Brands, Inc 59,683
76,022 Zensho Co Ltd 3,380
3,607,015 * Zomato Ltd 3,309
TOTAL CONSUMER SERVICES 3,154,528
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
1,587,390 Abdullah Al Othaim Markets Co 5,933
524,800 Aeon Co Ltd 10,746
27,600 e Aeon Hokkaido Corp 167
20,283 Ain Pharmaciez Inc 716
76,556 Al Meera Consumer Goods Co 295
286,263 Albertsons Cos, Inc 6,246
27,877 Al-Dawaa Medical Services Co 736
1,983,829 *,e Alibaba Health Information Technology Ltd 1,201

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,930,705 Alimentation Couche-Tard, Inc $ 99,002
14,871 Almunajem Foods Co 261
34,769 Andersons, Inc 1,605
33,079 Arcs Co Ltd 566
5,899,395 Atacadao Distribuicao Comercio e Industria Ltd 13,799
135,518 *,g Avenue Supermarts Ltd 6,440
90,216 Axfood AB 1,909
14,655 Axial Retailing, Inc 369
8,300 Belc Co Ltd 370
828,812 Berli Jucker PCL 814
6,915 BGF retail Co Ltd 919
294,493 Bid Corp Ltd 6,467
396,965 BIM Birlesik Magazalar AS 2,601
18,476 BinDawood Holding Co 366
470,415 * BJ's Wholesale Club Holdings, Inc 29,641
12,974 Carrefour S.A. 246
29,743 Casey's General Stores, Inc 7,254
6,151 Cawachi Ltd 94
1,099,746 Cencosud S.A. 2,131
343,501 * Chefs' Warehouse Holdings, Inc 12,284
13,379,900 * Cia Brasileira de Distribuicao 52,282
195,546 Clicks Group Ltd 2,715
1,066,314 Coles Group Ltd 13,093
49,751 e Colruyt S.A. 1,855
17,100 Cosmos Pharmaceutical Corp 1,734
903,418 Costco Wholesale Corp 486,382
5,020,416 CP ALL plc 8,862
1,807,600 CP Axtra PCL 1,800
24,600 Create SD Holdings Co Ltd 607
38,800 * Dada Nexus Ltd (ADR) 206
2,618 Daikokutenbussaan Co Ltd 97
70,141 DaShenLin Pharmaceutical Group Co Ltd 271
72,900 *,e DingDong Cayman Ltd (ADR) 225
41,592 *,g Dino Polska S.A. 4,859
312,561 g Dis-Chem Pharmacies Ltd 392
16,397,216 * Distribuidora Internacional de Alimentacion S.A. 256
747,594 Dollar General Corp 126,927
237,008 * Dollar Tree, Inc 34,011
30,720 Dongsuh Co, Inc 444
14,775 E-Mart Co Ltd 865
146,474 Empire Co Ltd 4,161
1,086,464 Endeavour Group Ltd 4,573
53,148 Eurocash S.A. 224
19,900 Fuji Co Ltd 252
24,400 G-7 Holdings, Inc 223
8,600 Genky DrugStores Co Ltd 264
59,060 George Weston Ltd 6,982
183,060 GrainCorp Ltd-A 958
45,308 * Great Tree Pharmacy Co Ltd 552
69,962 * Grocery Outlet Holding Corp 2,142
425,200 * Grupo Mateus S.A. 703
34,485 GS Retail Co Ltd 601
6,100 Halows Co Ltd 165
71,125 Hankyu Department Stores, Inc 727
21,858 Heiwado Co Ltd 327
910,620 * HelloFresh SE 22,522
1,217 * HF Foods Group Inc 6
503,000 e Hong Kong Television Network Ltd 287
13,800 e Inageya Co Ltd 143
102 Ingles Markets, Inc (Class A) 8
2,770 Itochu-Shokuhin Co Ltd 100
31,071 J Sainsbury plc 106

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
466,050 *,e,g JD Health International, Inc $ 2,960
1,444,263 Jeronimo Martins SGPS S.A. 39,787
19,923 Kato Sangyo Co Ltd 547
214,735 Kesko Oyj (B Shares) 4,044
28,700 Kobe Bussan Co Ltd 745
356,355 Koninklijke Ahold Delhaize NV 12,149
113,703 Kroger Co 5,344
13,834 Kusuri no Aoki Holdings Co Ltd 780
391,900 e La Comer SAB de C.V. 862
39,600 Lawson, Inc 1,756
16,796 Life Corp 357
150,652 Loblaw Cos Ltd 13,792
5,635 M Yochananof & Sons Ltd 251
1,647,167 * Marks & Spencer Group plc 4,038
23,973 MARR S.p.A. 368
93,800 Matsumotokiyoshi Holdings Co Ltd 5,269
25,100 Maxvalu Tokai Co Ltd 479
40,870 * Medplus Health Services Ltd 386
742,821 Metcash Ltd 1,865
118,903 * Metro Wholesale & Food Specialist AG. 966
219,038 Metro, Inc 12,371
580,952 Migros Ticaret AS 4,747
35,434 Nahdi Medical Co 1,613
1,529 Natural Grocers by Vitamin C 19
20,979 e Neighbourly Pharmacy, Inc 253
39,143 e North West Co, Inc 928
18,225 *,e Ocado Ltd 132
23,300 *,e Oisix ra daichi, Inc 401
782,344 e Olam Group Ltd 807
398,422 * Performance Food Group Co 24,001
1,660,871 e Pick'n Pay Stores Ltd 3,431
203,159 *,e,g Ping An Healthcare and Technology Co Ltd 492
515,195 President Chain Store Corp 4,678
272 Pricesmart, Inc 20
14,846,600 PT Sumber Alfaria Trijaya Tbk 2,558
740,700 Puregold Price Club, Inc 395
1,090,624 Raia Drogasil S.A. 6,742
23,158 Rami Levi Chain Stores Hashikma Marketing Ltd 1,374
17,112 e Retail Partners Co Ltd 189
726,550 Robinsons Retail Holdings, Inc 720
34,241 Ryoshoku Ltd 883
15,900 San-A Co Ltd 503
15,771,579 Sendas Distribuidora S.A. 45,290
835,669 Seven & I Holdings Co Ltd 36,103
2,271,610 Sheng Siong Group Ltd 2,756
9,911 Shoei Foods Corp 295
12,715 *,g Shop Apotheke Europe NV 1,317
423,482 Shoprite Holdings Ltd 5,079
724,007 * Shufersal Ltd 3,796
18,254 Sligro Food Group NV 314
2,683,021 SMU S.A. 472
1,695,906 Sok Marketler Ticaret AS. 2,171
696,771 Sonae SPGS S.A. 685
160,804 e Spar Group Ltd 897
20,178 SpartanNash Co 454
2,825 * Sprouts Farmers Market, Inc 104
25,896 Sugi Pharmacy Co Ltd 1,157
317,400 Sundrug Co Ltd 9,415
199,809 SYSCO Corp 14,826
330,695 Target Corp 43,619
18,546,324 Tesco plc 58,505
31,200 Tsuruha Holdings, Inc 2,324

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
95,425 * United Natural Foods, Inc $ 1,866
41,650 United Super Markets Holdings, Inc 322
196,701 * US Foods Holding Corp 8,655
30,894 Valor Co Ltd 429
288 Village Super Market (Class A) 7
375,624 Walgreens Boots Alliance, Inc 10,702
4,473,336 e Wal-Mart de Mexico SAB de C.V. 17,698
3,165,476 Walmart, Inc 497,550
559 e Weis Markets, Inc 36
76,900 Welcia Holdings Co Ltd 1,602
1,044,562 Woolworths Ltd 27,677
14,900 e Yaoko Co Ltd 747
55,942 Yifeng Pharmacy Chain Co Ltd 285
32,200 Yokohama Reito Co Ltd 262
237,400 Yonghui Superstores Co Ltd 102
8,547 *,e Zur Rose Group AG. 373
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,958,981
ENERGY - 5.0%
198,743 * 3R PETROLEUM OLEO E GAS S.A. 1,239
878,000 †,g AAG Energy Holdings Ltd 207
14,542,761 Adaro Energy Tbk 2,164
148,270 * Advantage Energy Ltd 968
136,963 Aegis Logistics Ltd 537
325,622 e Africa Oil Corp 693
992,367 Aker BP ASA 23,282
223,104 Aker Solutions ASA 808
29,896 Aldrees Petroleum and Transport Services Co 997
512 e Altus Midstream Co 18
4,232 * Amplify Energy Corp 29
195,592 Ampol Ltd 3,907
261,033 Antero Midstream Corp 3,028
1,279,229 *,e Antero Resources Corp 29,461
47,061 APA Corp 1,608
598,032 e ARC Resources Ltd 7,977
404 Arch Resources, Inc 46
187,728 Archrock, Inc 1,924
176,542 Ardmore Shipping Corp 2,180
488,066 *,e Athabasca Oil Corp 1,057
88,940 Atlas Energy Solutions, Inc 1,544
990,825 Baker Hughes Co 31,320
848,200 Bangchak Corp PCL 875
7,366,800 Banpu PCL (Foreign) 1,842
569,523 *,e Baytex Energy Trust 1,857
6,412,663 Beach Petroleum Ltd 5,782
58,928 Berry Petroleum Co LLC 405
706,606 Bharat Petroleum Corp Ltd 3,144
224,840 e Birchcliff Energy Ltd 1,331
1,351 Bonanza Creek Energy, Inc 94
162,145 *,e Borr Drilling Ltd 1,189
2,665 *,e Borr Drilling Ltd 20
222,794 * Boss Energy Ltd 464
29,821,928 BP plc 173,634
4,650,000 *,† Brightoil Petroleum Holdings Ltd 668
801 * Bristow Group, Inc 23
2,542,000 * Bumi Armada BHD 257
101,761 *,h BW Energy Ltd 244
353,423 g BW LPG Ltd 3,527
347,754 BW Offshore Ltd 847
98,951 Cabot Oil & Gas Corp 2,503
814 Cactus, Inc 34
112,059 California Resources Corp 5,075

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
589 * Callon Petroleum Co $ 21
1,431,707 Cameco Corp 44,840
1,145,167 e Canadian Natural Resources Ltd 64,383
123,907 e Capricorn Energy plc 294
124,203 e Cardinal Energy Ltd 617
1,457,417 Cenovus Energy, Inc (Toronto) 24,753
337 * Centrus Energy Corp 11
228,810 e CES Energy Solutions Corp 453
674,918 *,e CGG S.A. 512
2,145,000 *,e CGN Mining Co Ltd 223
236,172 ChampionX Corp 7,331
286,028 Cheniere Energy, Inc 43,579
88,879 e Chesapeake Energy Corp 7,437
3,241,113 Chevron Corp 509,989
2,253,000 China Coal Energy Co 1,678
700,900 China Merchants Energy Shipping Co Ltd 559
2,153,122 China Oilfield Services Ltd 2,230
451,276 China Shenhua Energy Co Ltd - A 1,912
3,097,455 China Shenhua Energy Co Ltd - H 9,492
634,000 * China Shipping Development Co Ltd 638
5,784 * Clean Energy Fuels Corp 29
3,971 *,e CNX Resources Corp 70
1,536,560 Coal India Ltd 4,335
118 *,†,b Cobalt International Energy, Inc 0 ^
362,826 Computer Modelling Group Ltd 1,824
840 e Comstock Resources Inc 10
4,057,531 ConocoPhillips 420,401
471 CONSOL Energy, Inc 32
19,649 Cool Co Ltd 265
1,157 e Core Laboratories, Inc 27
1,020,704 Cosan SA Industria e Comercio 3,807
292,193 COSCO SHIPPING Energy Transportation Co Ltd 508
50,858 Cosmo Energy Holdings Co Ltd 1,390
84,257 e Crescent Energy, Inc 878
665,278 e Crescent Point Energy Corp 4,480
98,671 *,e Crew Energy, Inc 405
20,106 CropEnergies AG. 220
45,709 CVR Energy, Inc 1,369
392,223 d'Amico International Shipping S.A. 1,518
3,150,011 Dana Gas PJSC 739
7,846 Delek Group Ltd 900
513,914 Delek US Holdings, Inc 12,308
66,904 * Denbury, Inc 5,771
2,038,468 *,e Denison Mines Corp 2,554
83,627 Devon Energy Corp 4,043
616 DHT Holdings, Inc 5
3,703,112 Dialog Group BHD 1,638
736,583 * Diamond Offshore Drilling, Inc 10,489
1,400,868 Diamondback Energy, Inc 184,018
839,051 Diversified Gas & Oil plc 942
49,493 * DMC Global, Inc 879
391,964 DNO International ASA 345
1,040 Dorian LPG Ltd 27
1,162 * Dril-Quip, Inc 27
13,123 DT Midstream, Inc 650
40,986 * Earthstone Energy, Inc 586
27,093 *,e Empire Petroleum Corp 247
333,858 Empresas COPEC S.A. 2,478
1,547,500 Enauta Participacoes S.A. 4,441
1,825,071 Enbridge, Inc 67,837
2,548,401 ENEOS Holdings, Inc 8,759
888,837 Enerflex Ltd 6,052

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
112,289 Energean plc $ 1,460
1,168,600 *,† Energy Earth PCL 0 ^
130,671 *,e Energy Fuels, Inc 812
893 *,e Energy Fuels, Inc 6
1 Energy Transfer LP 0 ^
186,695 Enerplus Corp 2,706
47,370 ENI S.p.A. 682
1,398,107 * Enquest plc (London) 265
84,243 * Ensign Energy Services, Inc 120
3,385,233 EOG Resources, Inc 387,406
409,520 EQT Corp 16,844
3,585,412 Equinor ASA 104,403
19,295 * Equital Ltd 543
10,600 Equitrans Midstream Corp 101
1,080,900 Esso Thailand PCL (Foreign) 269
38,147 Etablissements Maurel et Prom 163
90,987 Euronav NV 1,380
55,880 Evolution Petroleum Corp 451
633 e Excelerate Energy, Inc 13
25,703 Exmar NV 299
252,547 Exxaro Resources Ltd 2,204
5,952,631 Exxon Mobil Corp 638,420
24,805 e FLEX LNG Ltd 758
431 FLEX LNG Ltd 13
1,046,878 Formosa Petrochemical Corp 2,838
8,660 *,e Forum Energy Technologies, Inc 222
284 * Frank's International NV 5
106,780 e Freehold Royalty Trust 1,083
46,177 *,e Frontera Energy Corp 384
112,412 e Frontline plc 1,619
11,791 Galp Energia SGPS S.A. 138
27,855 Gaztransport Et Technigaz S.A. 2,836
163,179 Genel Energy PLC 214
6,135 *,e Gevo, Inc 9
119,814 e Gibson Energy, Inc 1,884
295,091 Golar LNG Ltd 5,952
86,207 Great Eastern Shipping Co Ltd 782
800 * Green Plains Inc 26
730,786 Guanghui Energy Co Ltd 692
885,630 Gujarat Mineral Development Corp Ltd 1,791
843,123 Gulf International Services QSC 426
192,674 Gulf Keystone Petroleum Ltd 294
56,174 * Gulfport Energy Operating Corp 5,902
169,959 Hafnia Ltd 831
704,091 Halliburton Co 23,228
521,385 Harbour Energy plc 1,516
172,136 e Headwater Exploration, Inc 825
656 * Helix Energy Solutions Group, Inc 5
144,149 Hellenic Petroleum S.A. 1,232
24,582 Helmerich & Payne, Inc 871
410,457 Hess Corp 55,802
19,043 HF Sinclair Corp 849
1,378,900 Hibiscus Petroleum BHD 256
541,113 Hindustan Petroleum Corp Ltd 1,809
179,353 Hunting plc 454
20,185 Hyundai Robotics Co Ltd 921
183,094 Idemitsu Kosan Co Ltd 3,674
250,829 e Imperial Oil Ltd 12,833
2,810,261 Indian Oil Corp Ltd 3,132
327,400 Indo Tambangraya Megah Tbk PT 527
194,000 Inner Mongolia Dian Tou Energy Corp Ltd 354
1,209,200 Inner Mongolia Yitai Coal Co 1,656

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
851,228 Inpex Holdings, Inc $ 9,352
76,094 * International Petroleum Corp 623
66 International Seaways, Inc 3
8,460,186 IRPC PCL (Foreign) 545
115,550 Itochu Enex Co Ltd 1,018
35,022 Iwatani International Corp 1,855
73,577 Japan Petroleum Exploration Co 2,203
399,800 Jizhong Energy Resources Co Ltd 351
578,686 * John Wood Group plc 997
456,699 * Karoon Gas Australia Ltd 602
2,314,062 * Kelt Exploration Ltd 9,765
209,905 e Keyera Corp 4,841
255,339 Kinder Morgan, Inc 4,397
4,794,000 Kinetic Development Group Ltd 306
57,973 Koninklijke Vopak NV 2,069
5,692 * Kosmos Energy Ltd 34
71 *,e Laredo Petroleum, Inc 3
631,926 Liberty Oilfield Services, Inc 8,449
189,860 Magnolia Oil & Gas Corp 3,968
843,810 Marathon Oil Corp 19,424
677,238 Marathon Petroleum Corp 78,966
385,070 Matador Resources Co 20,147
278,094 * MEG Energy Corp 4,408
28,000 Mitsuuroko Co Ltd 270
12,330 e Modec, Inc 120
443,609 e MOL Hungarian Oil & Gas plc 3,884
62,471 Motor Oil Hellas Corinth Refineries S.A. 1,581
491,908 Murphy Oil Corp 18,840
198 * Nabors Industries Ltd 18
137 Nacco Industries, Inc (Class A) 5
33,969 Naphtha Israel Petroleum Corp Ltd 141
9,433 Neste Oil Oyj 363
44,355 New Fortress Energy, Inc 1,188
478,818 New Hope Corp Ltd 1,551
873,621 * Newpark Resources, Inc 4,569
340,004 *,e NexGen Energy Ltd 1,604
1,117 * NexTier Oilfield Solutions, Inc 10
2,594 * Noble Corp plc 107
1,802,374 Nordic American Tankers Ltd 6,615
19,889 North American Construction Group Ltd 381
678,234 Northern Oil and Gas, Inc 23,277
18,743 *,e Norwegian Energy Co AS 714
9,512 NOV, Inc 153
150,209 *,e NuVista Energy Ltd 1,204
82,496 Oasis Petroleum, Inc 12,688
57,401 * Obsidian Energy Ltd 336
792,852 Occidental Petroleum Corp 46,620
221,959 * Oceaneering International, Inc 4,151
66,464 * Odfjell Drilling Ltd 160
696,427 Offshore Oil Engineering Co Ltd 562
203,707 Oil India Ltd 610
1,990,240 Oil Refineries Ltd 571
122,309 * Oil States International, Inc 914
3,528 OMV AG. 150
61,554 ONEOK, Inc 3,799
34,254 Ovintiv, Inc 1,304
2,278,471 * Paladin Resources Ltd 1,121
541,274 * Par Pacific Holdings, Inc 14,403
67,410 e Paramount Resources Ltd (Class A) 1,465
91,978 Parex Resources, Inc 1,844
436,119 e Parkland Corp 10,864
66,493 Pason Systems, Inc 577

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,210 Patterson-UTI Energy, Inc $ 38
8,080 * Paz Oil Co Ltd 869
224,442 PBF Energy, Inc 9,189
59,271 PDC Energy, Inc 4,217
436,946 Peabody Energy Corp 9,464
451,080 e Pembina Pipeline Income Fund 14,182
9,272,206 Permian Resources Corp 101,623
3,766,300 * Petro Rio S.A. 29,166
402,240 *,e Petrofac Ltd 404
3,227,595 Petroleo Brasileiro S.A. 22,312
4,239,827 Petroleo Brasileiro S.A. (Preference) 26,148
739,713 *,e Petroleum Geo-Services ASA 409
319,180 Petronas Dagangan BHD 1,518
794,753 Petronet LNG Ltd 2,162
1,128,928 Petroreconcavo S.A. 4,520
145,256 e Peyto Exploration & Development Corp 1,202
687,644 Phillips 66 65,587
248,419 Pingdingshan Tianan Coal Mining Co Ltd 258
882,733 Pioneer Natural Resources Co 182,885
79,824 e Pipestone Energy Corp 137
550,180 Polski Koncern Naftowy Orlen S.A. 8,720
100,100 *,† Poseidon Concepts Corp 1
176,322 e PrairieSky Royalty Ltd 3,083
11,813 * Precision Drilling Corp 577
961,500 Prima Marine PCL 166
2,850,000 *,e Productive Technologies Co Ltd 247
249 *,e ProFrac Holding Corp 3
57 * ProPetro Holding Corp 0 ^
6,406,200 PT AKR Corporindo Tbk 608
38,003,600 * PT Bumi Resources Minerals Tbk 345
77,419,200 * PT Bumi Resources Tbk 594
9,691,100 * PT Energi Mega Persada Tbk 137
23,450,200 PT Harum Energy Indonesia Tbk 2,231
17,079,300 PT Indika Energy Tbk 2,180
6,899,200 PT Medco Energi Internasional Tbk 414
3,252,100 PT Tambang Batubara Bukit Asam Tbk 580
1,363,106 PT United Tractors Tbk 2,114
1,485,948 PTT Exploration & Production PCL 6,296
4,504,500 PTT Exploration & Production PCL (ADR) 19,086
9,968,409 PTT PCL 9,451
605,277 Qatar Fuel QSC 2,843
2,347,969 Qatar Gas Transport Co Ltd 2,627
376,329 * Rabigh Refining & Petrochemical Co 1,163
33,352,025 Raizen S.A. 30,648
41,554 Range Resources Corp 1,222
7,397,599 Reliance Industries Ltd 230,591
1,167,961 e Repsol YPF S.A. 16,987
20,269 * Rex American Resources Corp 706
216 e Riley Exploration Permian, Inc 8
14,205 *,e Ring Energy, Inc 24
152,328 RPC, Inc 1,089
995,643 * Saipem S.p.A 1,386
46,252 San-Ai Oil Co Ltd 490
2,714,732 Santos Ltd 13,583
457,746 e Saras S.p.A. 568
3,043 * Saudi Arabia Refineries Co 72
6,035,929 g Saudi Arabian Oil Co 52,283
118,938 SBM Offshore NV 1,630
1,840,846 Schlumberger Ltd 90,422
9,087 Schoeller-Bleckmann Oilfield Equipment AG. 526
30,234 Scorpio Tankers, Inc 1,428
62,342 *,e Seadrill Ltd 2,573

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
262,072 e Secure Energy Services, Inc $ 1,254
227,969 Select Energy Services, Inc 1,847
4,231,000 Semirara Mining & Power Corp 2,150
205,512 Serica Energy plc 549
50 *,† Serval Integrated Energy Services 0
511 SFL Corp Ltd 5
669,838 Shaanxi Coal Industry Co Ltd 1,679
299,850 Shan XI Hua Yang Group New Energy Co Ltd 327
265,686 Shanxi Lu'an Environmental Energy Development Co Ltd 598
442,399 Shanxi Xishan Coal & Electricity Power Co Ltd 555
55,262 * ShawCor Ltd 799
14,844,783 Shell plc 442,845
687,350 Shell plc (ADR) 41,502
181,000 Siamgas & Petrochemicals PCL 43
822 *,e SilverBow Resources, Inc 24
5,098,000 Sinopec Kantons Holdings Ltd 1,916
206,903 Sitio Royalties Corp 5,435
7,350 SK Discovery Co Ltd 201
1,932 SK Gas Co Ltd 188
236,920 * SK Innovation Co Ltd 28,723
259,747 SM Energy Co 8,216
42,822 S-Oil Corp 2,176
3,642 Solaris Oilfield Infrastructure, Inc 30
739,061 * Southwestern Energy Co 4,442
102,951 * Spartan Delta Corp 369
102,951 *,† Spartan Delta Corp 0
220,688 * Stanmore Resources Ltd 381
1,735,500 Star Petroleum Refining PCL 394
1,629,143 * Strike Energy Ltd 479
184,504 Subsea 7 S.A. 2,298
1,940,893 Suncor Energy, Inc 56,934
80,637 e Surge Energy, Inc 428
465 * Talos Energy, Inc 6
429,217 e Tamarack Valley Energy Ltd 1,040
29,134,583 * Tamboran Resources Ltd 3,494
34,532 Targa Resources Investments, Inc 2,628
912,518 e TC Energy Corp 36,880
317,194 Technip Energies NV 7,307
161,061 * TechnipFMC plc 2,677
39,579 *,e Tecnicas Reunidas S.A. 361
989,193 * Teekay Corp 5,975
538 Teekay Tankers Ltd 21
5,355 *,e Tellurian, Inc 8
10,517 Tenaris S.A. 157
620,240 e Terracom Ltd 174
824,253 * Tetra Technologies, Inc 2,786
4,629 Texas Pacific Land Corp 6,094
496,713 TGS Nopec Geophysical Co ASA 7,401
1,464,332 Thai Oil PCL 1,832
107,682 Thungela Resources Ltd 845
837 * Tidewater, Inc 46
432,722 e Topaz Energy Corp 6,739
230,077 TORM plc 5,544
3,552,226 e Total S.A. 203,914
307,068 Tourmaline Oil Corp 14,469
2,445,874 * Transocean Ltd 17,146
192,630 Trican Well Service Ltd 513
1,049,123 *,e Tullow Oil plc 376
902,685 Turkiye Petrol Rafinerileri AS 2,776
8,447,261 Ultrapar Participacoes S.A. 33,325
6,476,000 * United Energy Group Ltd 629
1,075,991 *,e Uranium Energy Corp 3,658

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
159 * US Silica Holdings, Inc $ 2
1,480 * Valaris Ltd 93
2,187,244 Valero Energy Corp 256,564
116,023 *,e Vallourec S.A. 1,373
17,638 Verbio AG. 710
137,546 e Vermilion Energy, Inc 1,715
3,793 *,e Vertex Energy, Inc 24
209,009 Vitesse Energy, Inc 4,682
688,064 g Viva Energy Group Ltd 1,383
4,666 * W&T Offshore, Inc 18
5,553 *,e Waga Energy S.A. 175
192,577 Washington H Soul Pattinson & Co Ltd 4,088
98,852 * Weatherford International Ltd 6,566
496,637 e Whitecap Resources, Inc 3,475
737,377 Whitehaven Coal Ltd 3,306
158,813 Williams Cos, Inc 5,182
2,410,366 Woodside Energy Group Ltd 55,756
108,955 World Fuel Services Corp 2,253
306,767 Worley Ltd 3,239
220,825 e Yancoal Australia Ltd 675
163,733 Yantai Jereh Oilfield Services Group Co Ltd 567
1,387,540 e Yanzhou Coal Mining Co Ltd 3,984
160,569 Yanzhou Coal Mining Co Ltd (Class A) 662
1,118,820 Yinson Holdings BHD 614
TOTAL ENERGY 5,756,020
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,556,783 Abacus Property Group 2,795
89,615 *,†,h Abacus Storage King 84
265,662 Acadia Realty Trust 3,823
687 Activia Properties Inc 1,921
1,089 Advance Residence Investment Corp 2,601
90,153 e Aedifica S.A. 5,781
1,370 AEON REIT Investment Corp 1,478
5,061 Agree Realty Corp 331
396,922 AIMS AMP Capital Industrial REIT 365
109,131 Alexander & Baldwin, Inc 2,028
137 e Alexander's, Inc 25
153,617 Alexandria Real Estate Equities, Inc 17,434
50,980 Allied Properties Real Estate Investment Trust 836
3,578 e Altarea SCA 397
633,221 American Assets Trust, Inc 12,158
4,536 American Finance Trust, Inc 31
2,353,395 American Homes 4 Rent 83,428
458,418 American Tower Corp 88,906
391,514 Americold Realty Trust 12,646
138,583 Apartment Income REIT Corp 5,001
3,275 Apartment Investment and Management Co 28
951,302 Apple Hospitality REIT, Inc 14,374
583,200 AREIT, Inc 367
291,888 Arena REIT 734
141,025 Armada Hoffler Properties, Inc 1,647
55,044 Artis Real Estate Investment Trust 300
2,983,378 Ascendas REIT 6,022
1,733,761 Ascott Trust 1,389
2,501,330 Assura Group Ltd 1,442
313,733 AvalonBay Communities, Inc 59,380
1,291,161 Axis Real Estate Investment Trust 506
186,244 Big Yellow Group plc 2,541
565,957 BMO Commercial Property Trust Ltd 476
19,528 Boardwalk REIT 917
114,769 Boston Properties, Inc 6,610

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
496,871 e BraeMar Hotels & Resorts, Inc $ 1,997
5,787 Brandywine Realty Trust 27
94,300 British Land Co plc 364
159,951 Brixmor Property Group, Inc 3,519
705,549 Broadstone Net Lease, Inc 10,894
124,376 g Brookfield India Real Estate Trust 405
340 Brt Realty Trust 7
29,199 BSR Real Estate Investment Trust 376
405,187 Bunnings Warehouse Property Trust 981
5,348,962 Cambridge Industrial Trust 1,330
20,126 Camden Property Trust 2,191
272,350 Canadian Apartment Properties REIT 10,456
1,199,033 Capital & Counties Properties 1,753
4,434,073 CapitaMall Trust 6,284
1,047,787 CapitaRetail China Trust 792
2,501 CareTrust REIT, Inc 50
46,944 Carmila S.A. 730
763 e CBL & Associates Properties, Inc 17
802,868 CDL Hospitality Trusts 728
7 Centerspace 0 ^
567,037 Centuria Capital Group 628
458,480 Centuria Industrial REIT 950
325,189 Centuria Office REIT 297
1,719,806 Champion Real Estate Investment Trust 625
265,342 Charter Hall Education Trust 521
396,445 Charter Hall Group 2,842
2,433,247 Charter Hall Long Wale REIT 6,510
381,054 e Chatham Lodging Trust 3,567
136,546 Choice Properties REIT 1,399
1,451 City Office REIT, Inc 8
515,189 Civitas Social Housing plc 523
4,756 Clipper Realty, Inc 27
130,049 CLS Holdings plc 223
27,236 e Cofinimmo 2,047
540 Comforia Residential REIT, Inc 1,293
44,470 Community Healthcare Trust, Inc 1,468
316,400 Concentradora Fibra Danhos S.A. de C.V. 398
1,880 Corporate Office Properties Trust 45
117,138 Cousins Properties, Inc 2,671
496 e CRE Logistics REIT, Inc 614
48,384 Crombie Real Estate Investment Trust 500
300,500 Cromwell European Real Estate Investment Trust 511
1,316,575 Cromwell Group 470
877,711 Crown Castle International Corp 100,006
46,944 CT Real Estate Investment Trust 535
25,626 e CTO Realty Growth, Inc 439
64,608 CubeSmart 2,885
338,366 Custodian Reit plc 364
1,854 Daiwa House REIT Investment Corp 3,555
246 Daiwa Office Investment Corp 1,070
1,581 Daiwa Securities Living Investments Corp 1,255
274,592 Derwent London plc 7,148
199,459 Dexus Industria REIT 344
212,860 Dexus Property Group 1,109
147,669 DiamondRock Hospitality Co 1,183
726,800 e Digital Core REIT Management Pte Ltd 346
178,651 Digital Realty Trust, Inc 20,343
306,633 e Diversified Healthcare Trust 690
1,611 e Douglas Emmett, Inc 20
102,741 Dream Industrial Real Estate Investment Trust 1,094
14,516 Dream Office Real Estate Investment Trust 142
437,000 *,† Eagle Hospitality Trust 4

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
248 e Easterly Government Properties, Inc $ 4
290,399 EastGroup Properties, Inc 50,413
447,229 Embassy Office Parks REIT 1,590
1,745,119 Emlak Konut Gayrimenkul Yatiri 497
541 e Empire State Realty Trust, Inc 4
540,120 Empiric Student Property plc 578
173,821 EPR Properties 8,135
90,373 Equinix, Inc 70,847
664,877 Equites Property Fund Ltd 408
1,517 Equity Commonwealth 31
1,134,994 Equity Lifestyle Properties, Inc 75,920
419,694 Equity Residential 27,687
115,908 ESR Kendall Square REIT Co Ltd 354
703,880 Essential Properties Realty Trust, Inc 16,569
47,973 Essex Property Trust, Inc 11,240
32,300 Eurocommercial Properties NV 750
372,941 Extra Space Storage, Inc 55,512
933,805 Far East Hospitality Trust 436
1,561 e Farmland Partners, Inc 19
97,761 Federal Realty Investment Trust 9,460
2,487,697 Fibra Uno Administracion S.A. de C.V. 3,633
91,967 First Capital Real Estate Investment Trust 1,015
178,848 First Industrial Realty Trust, Inc 9,415
2,739 Fonciere Des Regions 129
1,147,000 Fortune Real Estate Investment Trust 826
198,138 Four Corners Property Trust, Inc 5,033
876,877 Frasers Centrepoint Trust 1,424
853,000 Frasers Hospitality Trust 297
2,488,945 Frasers Logistics & Industrial Trust 2,305
405 e Frontier Real Estate Investment Corp 1,316
497 e Fukuoka REIT Corp 572
302,453 Gaming and Leisure Properties, Inc 14,657
4,533 e Gecina S.A. 484
120 Getty Realty Corp 4
117 e Gladstone Commercial Corp 1
25,915 e Gladstone Land Corp 422
2,065 Global Medical REIT, Inc 19
494 Global Net Lease, Inc 5
900 Global One Real Estate Investment Corp 712
3,560 GLP J-Reit 3,511
1,359,048 Goodman Group 18,269
903,411 Goodman Property Trust 1,231
1,581,198 GPT Group 4,375
25,439 Granite REIT 1,505
3,037,977 Great Portland Estates plc 16,012
418,630 Growthpoint Properties Australia Ltd 781
2,990,124 Growthpoint Properties Ltd 1,852
126,602 H&R Real Estate Investment Trust 980
49,040 Hamborner REIT AG. 342
3,487,634 e Hammerson plc 1,103
437 Hankyu Reit, Inc 439
208,111 Healthcare Realty Trust, Inc 3,925
632,517 Healthpeak Properties Inc 12,714
760 Heiwa Real Estate REIT, Inc 771
390,373 Hersha Hospitality Trust 2,377
1,800 Highwoods Properties, Inc 43
151,882 Home Consortium 517
896,843 † Home Reit plc 1
2,125,380 HomeCo Daily Needs REIT 1,670
205 Hoshino Resorts REIT, Inc 880
860,652 Host Hotels and Resorts, Inc 14,485
105,364 Hudson Pacific Properties 445

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,272 Hulic Reit, Inc $ 1,422
259,138 Hyprop Investments Ltd 423
32,194 e Icade 1,344
1,139 Ichigo Real Estate Investment Corp 707
252,563 Impact Healthcare Reit plc 289
23,123 Independence Realty Trust, Inc 421
1,651 Industrial & Infrastructure Fund Investment Corp 1,738
1,648,286 Ingenia Communities Group 4,389
261,894 e Inmobiliaria Colonial S.A. 1,588
4,833 e Innovative Industrial Properties, Inc 353
52,779 InterRent Real Estate Investment Trust 511
20,195 e Intervest Offices 305
255 e InvenTrust Properties Corp 6
670,785 Investec Property Fund Ltd 265
4,782 Invincible Investment Corp 1,901
509,642 Invitation Homes, Inc 17,532
306,705 Irish Residential Properties REIT plc 320
9,126 Iron Mountain, Inc 519
475,275 * Is Gayrimenkul Yatirim Ortakligi AS 195
18 e iStar, Inc 0 ^
481 ITOCHU Advance Logistics Investment Corp 448
163,994 Jadwa REIT Saudi Fund 586
942 e Japan Excellent, Inc 820
3,773 Japan Hotel REIT Investment Corp 1,925
701 Japan Logistics Fund Inc 1,521
696 e Japan Prime Realty Investment Corp 1,684
1,028 Japan Real Estate Investment Corp 3,912
5,601 Japan Retail Fund Investment Corp 3,748
511 e JBG SMITH Properties 8
148,633 JR Reit XXVII 484
777 Kenedix Realty Investment Corp 1,870
817 e Kenedix Residential Investment Corp 1,329
548 Kenedix Retail REIT Corp 1,104
3,750,917 Keppel DC REIT 6,007
1,577,191 Keppel REIT 1,053
998,214 Keppel-KBS US REIT 314
232,840 Killam Apartment Real Estate Investment Trust 3,104
112,167 Kilroy Realty Corp 3,375
247,926 Kimco Realty Corp 4,889
201,875 Kite Realty Group Trust 4,510
1,422,825 Kiwi Property Group Ltd 797
386,715 Klepierre 9,608
70,744 Lamar Advertising Co 7,021
88,433 Land Securities Group plc 647
38,180 Lar Espana Real Estate Socimi S.A. 228
1,493 LaSalle Logiport REIT 1,566
1,710,844 Lendlease Global Commercial REIT 837
1,055,924 Lexington Realty Trust 10,295
23,868 Life Storage, Inc 3,173
2,175,227 Link REIT 12,110
3,515,800 LondonMetric Property plc 7,421
94,286 LOTTE Reit Co Ltd 262
160 LTC Properties, Inc 5
1,374,964 LXI REIT plc 1,506
3,342 Macerich Co 38
734 * Mack-Cali Realty Corp 12
1,952,986 Macquarie CountryWide Trust 4,711
1,432,400 g Macquarie Mexico Real Estate Management SA de CV 2,521
1,897,250 Manulife US Real Estate Investment Trust 329
1,888,722 Mapletree Commercial Trust 2,272
1,730,947 Mapletree Industrial Trust 2,832
2,768,655 Mapletree Logistics Trust 3,330

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
132,072 e Medical Properties Trust, Inc $ 1,223
70,226 Mercialys S.A 635
298,250 Merlin Properties Socimi S.A. 2,555
9,796 Mid-America Apartment Communities, Inc 1,488
211,493 g Mindspace Business Parks REIT 797
52,342 g Minto Apartment Real Estate REIT NPV 593
1,614 Mirai Corp 518
3,250,488 Mirvac Group 4,909
400 e Mitsubishi Estate Logistics REIT Investment Corp 1,147
838 Mitsui Fudosan Logistics Park, Inc 2,910
10,124 Montea C.V.A 782
15,438 Morguard North American Resid 196
1,357 Mori Hills REIT Investment Corp 1,388
2,084 Mori Trust Sogo Reit, Inc 1,041
1,153,400 MREIT, Inc 304
759 National Health Investors, Inc 40
87,869 National Retail Properties, Inc 3,760
295,645 National Storage Affiliates Trust 10,297
6,298,813 National Storage REIT 9,887
343,081 NETSTREIT Corp 6,131
57,590 e NexPoint Diversified Real Estate Trust 721
476 NexPoint Residential Trust, Inc 22
32,398 Nexus Real Estate Investment Trust 207
417 Nippon Accommodations Fund, Inc 1,879
1,226 e Nippon Building Fund, Inc 4,821
1,768 Nippon ProLogis REIT, Inc 3,553
361 e NIPPON REIT Investment Corp 856
3,795 Nomura Real Estate Master Fund, Inc 4,377
114,201 NorthWest Healthcare Properties Real Estate Investment Trust 541
14,296 NSI NV 319
1,630 e Office Properties Income Trust 13
70,186 Omega Healthcare Investors, Inc 2,154
566 One Liberty Properties, Inc 11
209 One REIT, Inc 361
1,944 e Orion Office REIT, Inc 13
2,345 Orix JREIT, Inc 2,887
1,780,774 OUE Commercial Real Estate Investment Trust 434
1,648 Outfront Media, Inc 26
6,356 Paramount Group, Inc 28
94,905 Park Hotels & Resorts, Inc 1,217
301,624 Parkway Life Real Estate Investment Trust 871
734 e Peakstone Realty Trust 20
76,447 e Pebblebrook Hotel Trust 1,066
211,138 e Phillips Edison & Co, Inc 7,196
5,304 Physicians Realty Trust 74
520,697 Picton Property Income Ltd 464
837,630 Piedmont Office Realty Trust, Inc 6,090
645,200 PLA Administradora Industrial S de RL de C.V. 1,238
792 Plymouth Industrial REIT, Inc 18
265 e Postal Realty Trust, Inc 4
2,023 PotlatchDeltic Corp 107
1,122 Premier Investment Co 1,050
33,341 Primaris REIT 339
1,156,353 Primary Health Properties plc 1,402
569,749 ProLogis Property Mexico S.A. de C.V. 2,117
3,099,741 Prologis, Inc 380,121
1,432,000 Prosperity REIT 322
361,390 PRS REIT PLC 369
147,310 Public Storage, Inc 42,997
114,141 Rayonier, Inc 3,584
137,065 Realty Income Corp 8,195
5,727,752 Redefine Properties Ltd 999

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
481,908 Regency Centers Corp $ 29,767
945,646 Region RE Ltd 1,434
457,467 g Regional REIT Ltd 271
177,103 Reit Ltd 778
262,024 Resilient REIT Ltd 589
8,018 Retail Estates NV 519
301,543 Retail Opportunities Investment Corp 4,074
1,035,921 Rexford Industrial Realty, Inc 54,096
173,777 RioCan Real Estate Investment Trust 2,529
91,372 Riyad REIT Fund 218
3,100,000 RL Commercial REIT, Inc 326
1,034,953 RLJ Lodging Trust 10,629
2,831 RPT Realty 30
274,642 Rural Funds Group 323
207,664 Ryman Hospitality Properties 19,296
297,338 Sabra Healthcare REIT, Inc 3,500
726,956 Safestore Holdings plc 7,869
209 e Samty Residential Investment Corp 173
493,300 Sasseur Real Estate Investment Trust 258
777 Saul Centers, Inc 29
143,342 SBA Communications Corp 33,221
4,293,012 Scentre Group 7,592
106,294 Segro plc 969
3,454 Sekisui House Reit, Inc 2,012
176,095 Sella Capital Real Estate Ltd 352
1,293,223 Service Properties Trust 11,238
1,016,035 Simon Property Group, Inc 117,332
389,084 SITE Centers Corp 5,144
73,826 SK REITs Co Ltd 287
61,013 e SL Green Realty Corp 1,833
167,245 Slate Grocery REIT 1,645
59,290 SmartCentres Real Estate Investment Trust 1,087
609 SOSiLA Logistics REIT, Inc 553
811,458 SPH REIT 574
195,657 Spirit Realty Capital, Inc 7,705
562,722 STAG Industrial, Inc 20,190
2,395 Star Asia Investment Corp 986
1,275,029 Starhill Global REIT 486
166 Starts Proceed Investment Corp 269
471,869 Stockland Trust Group 1,268
2,140,366 Summit Hotel Properties, Inc 13,934
217,435 Sun Communities, Inc 28,367
820,000 Sunlight Real Estate Investment Trust 302
4,125 Sunstone Hotel Investors, Inc 42
1,718,100 Suntec Real Estate Investment Trust 1,642
1,218,800 Sunway Real Estate Investment 408
6,366,582 Supermarket Income Reit plc 5,916
640 Takara Leben Real Estate Investment Corp 429
1,619 Tanger Factory Outlet Centers, Inc 36
578,784 Target Healthcare REIT plc 528
17,788 Terreno Realty Corp 1,069
722 Tokyu REIT, Inc 965
12,110,667 Tritax Big Box REIT plc 19,274
8,662,453 g Tritax EuroBox plc 5,622
6,851 UDR, Inc 294
754,711 UK Commercial Property REIT Ltd 464
594,532 UMH Properties, Inc 9,501
1,934 *,e Unibail-Rodamco-Westfield 102
278,974 Unite Group plc 3,090
2,604 United Urban Investment Corp 2,628
1,424 Uniti Group, Inc 7
9,582 Universal Health Realty Income Trust 456

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,224 Urban Edge Properties $ 19
429,085 Urban Logistics REIT plc 610
28,489 Urstadt Biddle Properties, Inc (Class A) 606
9,197 Vastned Retail NV 196
512,364 Ventas, Inc 24,219
1,047,477 VICI Properties, Inc 32,922
3,119,302 Vicinity Centres 3,841
3,352 e Vornado Realty Trust 61
705,481 e Vukile Property Fund Ltd 470
377,759 Warehouse REIT plc 381
523,876 Warehouses De Pauw CVA 14,387
75,039 Washington REIT 1,234
579,135 Waypoint REIT 1,002
375,863 Welltower, Inc 30,404
29,828 Wereldhave NV 456
621,914 Weyerhaeuser Co 20,840
270,222 Whitestone REIT 2,621
123,394 Workspace Group plc 741
4,127 WP Carey, Inc 279
113 Xenia Hotels & Resorts, Inc 1
23,434 e Xior Student Housing NV 697
2,093,960 e Yuexiu Real Estate Investment Trust 447
1,013,240 * Ziraat Gayrimenkul Yatirim Ortakligi AS. 172
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,278,580
FINANCIAL SERVICES - 6.5%
101,400 360 Finance, Inc (ADR) 1,752
135,064 360 ONE WAM Ltd 750
19,424 3i Group plc 481
45,345 * Aavas Financiers Ltd 851
24,572 ABC Arbitrage 160
48,620 *,e Acacia Research (Acacia Technologies) 202
27,200 Acom Co Ltd 66
346,059 * Aditya Birla Capital Ltd 830
62,076 *,g Adyen NV 107,495
98,100 Aeon Credit Service M BHD 237
82,200 AEON Financial Service Co Ltd 734
65,800 Aeon Thana Sinsap Thailand PCL 348
348,364 *,† AET&D Holdings No 1 Ptd Ltd 0
539 e AFC Gamma, Inc 7
39,090 Affiliated Managers Group, Inc 5,859
171,389 *,e Affirm Holdings, Inc 2,627
451,103 e AGNC Investment Corp 4,570
263,100 Aiful Corp 613
248,151 AJ Bell plc 1,012
843,932 Al Waha Capital PJSC 273
535 Alerus Financial Corp 10
471,097 Allfunds Group PLC 2,877
383,580 Ally Financial, Inc 10,360
28,624 Alpha FX Group plc 772
33,090 Altshuler Shaham Financial Ltd 59
581,699 Amanat Holdings PJSC 160
624 A-Mark Precious Metals, Inc 23
2,082,004 American Express Co 362,685
508,676 Ameriprise Financial, Inc 168,962
29,181 Amlak International for Real Estate Finance Co 122
2,698,167 AMP Ltd 2,039
1,491 g Amundi S.A. 88
553 e Angel Oak Mortgage, Inc 5
27,658 Angel One Ltd 581
139,298 g Anima Holding S.p.A 519
160,122 Annaly Capital Management, Inc 3,204

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,492 Antin Infrastructure Partners S.A. $ 430
694 e Apollo Commercial Real Estate Finance, Inc 8
379,168 Apollo Global Management, Inc 29,124
113,230 Aptus Value Housing Finance India Ltd 343
721,725 e Arbor Realty Trust, Inc 10,696
1,520 e Ares Commercial Real Estate Corp 15
397,430 Ares Management Corp 38,292
3,508 e ARMOUR Residential REIT, Inc 19
398,401 Artisan Partners Asset Management, Inc 15,661
363,608 Ashmore Group plc 962
280,100 Asia Sermkij Leasing PCL 198
639 * Assetmark Financial Holdings, Inc 19
53 *,e Atlanticus Holdings Corp 2
25,009 *,e Aurelius AG. 487
178,756 Australian Stock Exchange Ltd 7,523
411,000 e Avanza Bank Holding AB 8,375
84,514 Avic Capital Co Ltd 45
1,359,128 * AvidXchange Holdings, Inc 14,108
90,919 Azimut Holding S.p.A. 1,962
58,054 B. Riley Financial, Inc 2,669
4,936,429 B3 SA-Brasil Bolsa Balcao 15,062
215,500 *,e,g Bairong, Inc 257
22,925 Bajaj Auto Ltd 1,960
233,577 Bajaj Finance Ltd 20,458
152,629 Bajaj Finserv Ltd 2,851
1,572 *,e Bakkt Holdings, Inc 2
155,039 g Banca Farmafactoring S.p.A 1,699
48,146 e Banca Generali S.p.A 1,656
21,333 Banca IFIS S.p.A. 342
181,526 Banca Mediolanum S.p.A 1,642
3,064,154 Banco BTG Pactual S.A. - Unit 20,126
113,174 Banco Latinoamericano de Exportaciones S.A. (Class E) 2,497
1,691,100 Bangkok Commercial Asset Management PCL 511
2,339,951 Bank of New York Mellon Corp 104,175
1,845,215 * Berkshire Hathaway, Inc (Class B) 629,218
1,154,800 * Beyond Securities PCL 201
5,541,800 BFI Finance Indonesia Tbk PT 529
3,693 BGC Partners, Inc (Class A) 16
222,179 BlackRock, Inc 153,557
3,869 e Blackstone Mortgage Trust, Inc 81
534,400 Blackstone, Inc 49,683
474,232 * Block, Inc 31,570
49,154 * Block, Inc 3,223
206 * Blucora, Inc 5
332,286 Blue Owl Capital, Inc 3,871
63,400 BOC International China Co Ltd 93
355,400 Bolsa Mexicana de Valores S.A. de C.V. 737
71,749 Boursa Kuwait Securities Co KPSC 435
185 Bread Financial Holdings, Inc 6
953,694 Bridgepoint Group Ltd 2,454
222,985 Brightsphere Investment Group, Inc 4,672
3,235 BrightSpire Capital, Inc 22
333,524 Brookfield Asset Management Ltd 10,886
1,341,562 * Brookfield Corp 45,166
55,317 * BSE Ltd 411
162,958 e Bure Equity AB 3,789
154,805 Burford Capital Ltd 1,891
533,500 Bursa Malaysia BHD 737
203,252 Caitong Securities Co Ltd 203
65,294 Can Fin Homes Ltd 620
85,493 e Canaccord Financial, Inc 539
401,435 * Cannae Holdings, Inc 8,113

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
271,029 * Cantaloupe, Inc $ 2,157
7,631 Capital One Financial Corp 835
1,479,000 Capital Securities Corp 678
100,060 Carlyle Group, Inc 3,197
382 Cass Information Systems, Inc 15
118,270 CBOE Global Markets, Inc 16,322
25,176 Cembra Money Bank AG. 2,092
42,362 Central Depository Services India Ltd 575
1,274,828 * Chailease Holding Co Ltd 8,382
396,552 Challenger Financial Services Group Ltd 1,717
77,264 Changjiang Securities Co Ltd 62
5,884,511 Charles Schwab Corp 333,534
218 Chicago Atlantic Real Estate Finance, Inc 3
4,591 e Chimera Investment Corp 26
2,009,000 China Bills Finance Corp 994
4,269,574 China Cinda Asset Management Co Ltd 427
896,000 China Everbright Ltd 538
3,151,959 China Galaxy Securities Co Ltd 1,687
114,250 China Galaxy Securities Co Ltd (Class A) 183
53,100 * China Great Wall Securities Co Ltd 60
29,500 China International Capital Corp Ltd 144
1,429,337 *,g China International Capital Corp Ltd 2,520
118,536 China Merchants Securities Co Ltd 222
100,900 †,e,g China Renaissance Holdings Ltd 47
76,922 Cholamandalam Financial Holdings Ltd 844
167,454 Cholamandalam Investment and Finance Co Ltd 2,336
157,922 e CI Financial Corp 1,793
1,011,500 Cielo S.A. 970
1,786,465 * CITIC Securities Co Ltd 3,248
338,516 CITIC Securities Co Ltd (Class A) 924
353 e Claros Mortgage Trust, Inc 4
101,934 g CMC Markets plc 199
326,341 CME Group, Inc 60,468
91,299 e Coface S.A. 1,259
73,391 Cohen & Steers, Inc 4,256
126,334 *,e Coinbase Global, Inc 9,039
205,997 e Compass Diversified Trust 4,468
488 * Consumer Portfolio Services, Inc 6
650,936 e Corebridge Financial, Inc 11,496
1,103,507 Coronation Fund Managers Ltd 1,917
97,126 Creades AB 689
5,483 *,e Credit Acceptance Corp 2,785
55,545 e Credit Corp Group Ltd 738
249,100 Credit Saison Co Ltd 3,831
38,411 * CreditAccess Grameen Ltd 585
14,441 CRISIL Ltd 688
120,625 CSC Financial Co Ltd 403
2,636,000 CSSC Hong Kong Shipping Co Ltd 438
128,833 Daishin Securities Co Ltd 1,322
28,638 Daishin Securities Co Ltd PF 287
1,197,100 * Daiwa Securities Group, Inc 6,169
31,962 * Danal Co Ltd 98
11,520 Daou Data Corp 118
17,593 Daou Technology, Inc 235
40,380 Deutsche Bank AG. (Registered) 425
12,155 Deutsche Beteiligungs AG. 384
186,402 Deutsche Boerse AG. 34,412
115,689 e,g Deutsche Pfandbriefbank AG. 847
65 Diamond Hill Investment Group, Inc 11
492,708 Discover Financial Services 57,573
41,449 e,g doBank S.p.A 192
69,025 Dongxing Securities Co Ltd 76

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
168 * Donnelley Financial Solutions, Inc $ 8
99,654 * Draper Esprit plc 338
1,429,907 Dubai Financial Market 588
1,236 Dynex Capital, Inc 16
1,186,206 East Money Information Co Ltd 2,327
172,210 e ECN Capital Corp 347
17,097,080 Edelweiss Capital Ltd 10,409
263,725 Edenred 17,665
74,818 EFG International 761
399,265 E-Finance for Digital & Financial Investments 220
25,886 eGuarantee, Inc 345
785,039 * Egyptian Financial Group-Hermes Holding 481
883,468 Element Financial Corp 13,458
1,933 e Ellington Financial Inc 27
148,846 Enact Holdings, Inc 3,740
818 * Encore Capital Group, Inc 40
23,250 * Enova International, Inc 1,235
478,989 EQT AB 9,221
1,474,396 Equitable Holdings, Inc 40,045
281,224 Essent Group Ltd 13,161
1,284 Eurazeo 90
22,679 * Euronet Worldwide, Inc 2,662
1,099,134 g Euronext NV 74,757
105,806 Everbright Securities Co Ltd 232
166,903 Evercore Inc 20,628
41,617 EVERTEC, Inc 1,533
34,278 * EXOR NV 3,060
80,289 EXOR NV 7,168
40,508 Factset Research Systems, Inc 16,230
531,401 e Far East Horizon Ltd 422
1,118,533 * Fawry for Banking & Payment Technology Services SAE 206
210 Federal Agricultural Mortgage Corp (FAMC) 30
69,700 Federated Investors, Inc (Class B) 2,499
2,917,528 Fidelity National Information Services, Inc 159,589
55,663 Fiera Capital Corp 271
1,349 *,e Finance Of America Cos, Inc 3
56,600 Financial Products Group Co Ltd 500
94,600 FinVolution Group (ADR) 435
155,891 * First Capital Securities Co Ltd 123
14,351 First National Financial Corp 411
259,386 FirstCash Holdings, Inc 24,208
3,039,996 FirstRand Ltd 11,077
2,231,224 * Fiserv, Inc 281,469
121,989 * flatexDEGIRO AG. 1,210
112,629 * FleetCor Technologies, Inc 28,279
207,014 * FleetPartners Group Ltd 357
27,392 Flow Traders 604
538,990 * Flywire Corp 16,730
1,220 * Focus Financial Partners, Inc 64
2,052 e Franklin BSP Realty Trust, Inc 29
222,845 Franklin Resources, Inc 5,952
8,964,618 Fuhwa Financial Holdings Co Ltd 6,667
22,453 * Fusion Micro Finance Ltd 151
45,100 *,e Futu Holdings Ltd (ADR) 1,792
14,484 Fuyo General Lease Co Ltd 1,113
852 GCM Grosvenor, Inc 6
831,500 g Genertec Universal Medical Group Company Limited 458
909,500 e Gentera SAB de C.V. 975
512,836 * GF Securities Co Ltd 709
168,708 GF Securities Co Ltd (Class A) 343
353,177 Global Payments, Inc 34,795
2,500 GMO Financial Gate, Inc 203
15,901 GMO Financial Holdings, Inc 77
279,577 GMO Payment Gateway, Inc 21,930

SHARES DESCRIPTION
REFERENCERATE & SPREAD
106,816 e goeasy Ltd $ 8,916
515,662 Goldman Sachs Group, Inc 166,322
1,771,100 * Grab Holdings Ltd. 6,075
1,822 Granite Point Mortgage Trust, Inc 10
957 * Green Dot Corp 18
21,587 GRENKE AG. 630
31,672 Groupe Bruxelles Lambert S.A. 2,497
21,747 * Gruppo MutuiOnline S.p.A 732
10,312 Guangzhou Yuexiu Financial Holdings Group Co Ltd 9
28,904 Guolian Securities Co Ltd 36
166,149 Guosen Securities Co Ltd 200
2,407,800 e Guotai Junan International Hol 182
194,816 Guotai Junan Securities Co Ltd 376
113,154 Guoyuan Securities Co Ltd 102
2,662,810 e Haitong International Securities Group Ltd 228
1,422,773 Haitong Securities Co Ltd 874
250,312 Haitong Securities Co Ltd (Class A) 318
2,298,000 e,g Haitong UniTrust International Leasing Co Ltd 267
60,671 Hamilton Lane, Inc 4,852
1,235 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 31
1,078,103 * Hanwha Securities Co 2,189
6,994 Hargreaves Lansdown plc 72
415,711 Helia Group Ltd 959
14,886 Hithink RoyalFlush Information Network Co Ltd 360
30,121 Home Capital Group, Inc 980
26,101 g Home First Finance Co India Ltd 250
1,512,311 Hong Kong Exchanges and Clearing Ltd 57,300
130,000 Hotai Finance Co Ltd 624
890 Houlihan Lokey, Inc 87
2,230,687 Housing Development Finance Corp 76,959
645,740 g Huatai Securities Co Ltd 800
106,634 Huatai Securities Co Ltd (Class A) 203
29,800 Huaxi Securities Co Ltd 34
62,369 HUB24 Ltd 1,066
3,582 * Hypoport AG. 655
107,853 * I3 Verticals, Inc 2,466
68,982 g ICICI Securities Ltd 513
914,517 IDFC Ltd 1,148
103,100 e iFAST Corp Ltd 352
2,771,804 IG Group Holdings plc 23,848
81,932 e IGM Financial, Inc 2,494
141,375 IIFL Finance Ltd 873
47,551 e Illimity Bank S.p.A 330
82,749 Impax Asset Management Group plc 598
196,782 * Indiabulls Housing Finance Ltd 297
2,590,256 g Indian Energy Exchange Ltd 4,023
223,554 Industrial Securities Co Ltd 189
138,888 Industrivarden AB 3,852
5,886 Industrivarden AB 162
2,934,978 * Infibeam Incorporation Ltd 566
236,392 IntegraFin Holdings plc 712
73,326 Interactive Brokers Group, Inc (Class A) 6,091
961,644 Intercontinental Exchange Group, Inc 108,743
242,801 Intermediate Capital Group plc 4,256
729,000 *,e,g International Alliance Financial Leasing Co Ltd 447
35,615 * International Money Express Inc 874
292,307 Invesco Ltd 4,914
1,136 e Invesco Mortgage Capital, Inc 13
373,029 Investec Ltd 2,101
549,539 Investec plc 3,076
51,104 Investment AB Oresund 487
460,769 Investor AB 9,222
39,124 Investor AB 783
503,905 IOOF Holdings Ltd 951

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
976,103 IP Group plc $ 700
85,124 Is Yatirim Menkul Degerler AS 204
2,800 iShares Core S&P 500 ETF 1,248
1,863,000 iShares MSCI ACWI ETF 178,736
728,853 iShares MSCI Canada Index Fund 25,503
27,500 e iShares MSCI EAFE Index Fund 1,994
6,580 e iShares Russell 2000 Index Fund 1,232
163,529 Isracard Ltd 684
37,200 e J Trust Co Ltd 112
19,325 Jaccs Co Ltd 676
34,638 Jack Henry & Associates, Inc 5,796
936 Jackson Financial, Inc 29
450,854 Jafco Co Ltd 5,787
107,264 Janus Henderson Group plc 2,923
72,100 Japan Securities Finance Co Ltd 560
306,532 Jefferies Financial Group, Inc 10,168
430,325 JM Financial Ltd 386
549,200 JMT Network Services PCL 583
55,914 JSE Ltd 270
110,214 g JTC plc 992
4,217 Julius Baer Group Ltd 266
404,358 Jupiter Investment Management Group Ltd 554
21,315 *,e Kakaopay Corp 766
43,358 * Kfin Technologies Ltd 196
2,710,000 *,e Kingkey Financial International Holdings Ltd 605
13,026 KIWOOM Securities Co Ltd 880
742,244 KKR & Co, Inc 41,566
1,756 e KKR Real Estate Finance Trust, Inc 21
14,850 Korea Investment Holdings Co Ltd 586
14,303 * KRUK S.A. 1,436
668,728 Krungthai Card PCL 936
371,552 Kumho Investment Bank 207
533,338 L&T Finance Holdings Ltd 833
1,083,179 e Ladder Capital Corp 11,752
66,411 Lazard Ltd (Class A) 2,125
880 * LendingClub Corp 9
45,661 * LendingTree, Inc 1,010
8,920 Leonteq A.G. 409
69,600 * LexinFintech Holdings Ltd (ADR) 159
250,092 LIC Housing Finance Ltd 1,198
60,006 Liontrust Asset Management plc 547
809,031 London Stock Exchange Group plc 86,108
377,107 LPL Financial Holdings, Inc 81,994
225,600 Lufax Holding Ltd (ADR) 323
12,300 * M&A Capital Partners Co Ltd 287
4,400 *,e M&A Research Institute, Inc 348
1,816,266 M&G plc 4,420
66,988 e MA Financial Group Ltd 228
325,441 Macquarie Group Ltd 38,724
139,328 Magellan Financial Group Ltd 888
188,830 Magma Fincorp Ltd 787
385,365 Mahindra & Mahindra Financial Services Ltd 1,584
13,020,950 Man Group plc 36,160
467,444 Manappuram General Finance & Leasing Ltd 756
18,243 MarketAxess Holdings, Inc 4,769
1,273,426 * Marqeta, Inc 6,202
147,800 Marui Co Ltd 2,583
11,381 g MAS Financial Services Ltd 108
2,377,100 Mastercard, Inc (Class A) 934,913
110,300 e Matsui Securities Co Ltd 609
151 Merchants Bancorp 4
88,449 Meritz finance Holdings Co Ltd 2,804
8,592,000 Metro Pacific Investments Corp 743
2,500 MFA Financial, Inc 28

SHARES DESCRIPTION
REFERENCERATE & SPREAD
82,021 MGIC Investment Corp $ 1,295
84,422 Mirae Asset Daewoo Co Ltd 466
758,400 Mitsubishi UFJ Lease & Finance Co Ltd 4,503
24,500 Mizuho Leasing Co Ltd 800
1,588 e Moelis & Co 72
158,952 Monex Group, Inc 615
121,024 Moody's Corp 42,082
2,207,033 Morgan Stanley 188,481
20,185 Morningstar, Inc 3,958
39,542 Motilal Oswal Financial Services Ltd 351
1,291 * Mr Cooper Group, Inc 65
62,644 MSCI, Inc (Class A) 29,398
478,382 Muangthai Capital PCL 532
21,600 Multi Commodity Exchange of India Ltd 396
42,138 Muthoot Finance Ltd 638
99,600 Nanjing Securities Co Ltd 113
341,081 Nasdaq Inc 17,003
367,093 National Investments Co KSCP 246
2,339 Navient Corp 43
48,490 * Nayifat Finance Co 219
109 Nelnet, Inc (Class A) 11
161,220 * NerdWallet, Inc 1,517
98,567 Netwealth Group Ltd 915
413,849 *,g Network International Holdings plc 2,016
288,330 New Residential Investment Corp 2,696
72 New York Mortgage Trust, Inc 1
11,733 *,g Nexi S.p.A 92
20,235 e Nexpoint Real Estate Finance, Inc 315
1,044,400 Ngern Tid Lor PCL 680
22,894 NHN KCP Corp 175
18,149 NICE Holdings Co Ltd 162
124,653 Ninety One Ltd 270
224,311 Ninety One plc 479
140,336 g Nippon Life India Asset Management Ltd 494
323,832 * NMI Holdings, Inc 8,361
35,400 e Noah Holdings Ltd (ADR) 498
2,607,800 * Nomura Holdings, Inc 9,942
131,778 Nordnet AB publ 1,766
4,004 Northern Trust Corp 297
189,967 *,† Nuvama Wealth Management Ltd 5,648
106,725 *,g Nuvei Corp 3,155
327,593 *,e Nuvei Corp 9,674
119,593 Okasan Holdings, Inc 398
2,331,574 * Omni Bridgeway Ltd 4,072
90,428 OneMain Holdings, Inc 3,951
68,897 Onex Corp 3,805
1,105 * Open Lending Corp 12
1,215 e Orchid Island Capital, Inc 13
41,250 Orient Corp 324
196,051 Orient Securities Co Ltd 263
2,415,240 ORIX Corp 44,045
448,477 Osaka Securities Exchange Co Ltd 7,848
1,182,698 OSB Group plc 7,239
58,954 * Oyak Yatirim Menkul Degerler AS. 110
58,984 e P10, Inc 667
6,068,800 * Pacific Strategic Financial Tbk PT 443
2,368,748 * Pagseguro Digital Ltd 22,361
245,390 Paisalo Digital Ltd 152
190,238 Paragon Group of Cos plc 1,283
429 Partners Group 404
1,215 e Patria Investments Ltd 17
682,300 * Payoneer Global, Inc 3,282
2,225,090 * PayPal Holdings, Inc 148,480
179 * Paysafe Ltd 2

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
784 PennyMac Financial Services, Inc $ 55
201 e PennyMac Mortgage Investment Trust 3
1,578,934 *,e Pensionbee Group plc 1,444
202,171 Pepper Money Ltd 191
93,930 Perpetual Trustees Australia Ltd 1,624
118,234 e Pinnacle Investment Management Group Ltd 795
106,906 Piper Jaffray Cos 13,819
4,807,569 Piramal Healthcare Ltd 55,322
683 PJT Partners, Inc 48
378,181 Platinum Asset Mangement Ltd 440
405,953 Plus500 Ltd 7,553
69,303 *,g PNB Housing Finance Ltd 480
239,539 Polar Capital Holdings plc 1,570
1,353 * PRA Group, Inc 31
669,000 President Securities Corp 375
1,007 * PROG Holdings, Inc 32
177,730 Provident Financial plc 429
911,717 PSG Konsult Ltd 639
1,075,784 g Quilter plc 1,082
3,727 Radian Group, Inc 94
1,793,800 Ratchthani Leasing PCL 163
46,752 Rathbone Brothers 1,106
187,173 Ratos AB (B Shares) 525
153,984 Raymond James Financial, Inc 15,979
4,648 e Ready Capital Corp 52
2,302,284 REC Ltd 4,631
3,969 e Redwood Trust, Inc 25
7,582 Regional Management Corp 231
54,149 Reinet Investments S.C.A 1,200
412,092 Remgro Ltd 3,220
603,429 * Remitly Global, Inc 11,357
337,802 * Repay Holdings Corp 2,645
94,644 e,g Resurs Holding AB 176
11,261 Ricoh Leasing Co Ltd 329
456,351 * Robinhood Markets, Inc 4,554
92,234 * Rocket Cos, Inc 826
908,511 S&P Global, Inc 364,213
485,700 Sabuy Technology PCL 123
22,865 Samsung Securities Co Ltd 628
36,465 Saudi Home Loans Co 190
39,486 Saudi Tadawul Group Holding Co 1,988
110,107 SBI Cards & Payment Services Ltd 1,139
1,251,350 SBI Holdings, Inc 24,133
13,859 Schroders plc 77
471 Sculptor Capital Management, Inc 4
153,200 SDIC Capital Co Ltd 150
81,529 SEI Investments Co 4,861
151,000 Shanxi Securities Co Ltd 116
9,187 Share India Securities Ltd 147
355,000 e Sheng Ye Capital Ltd 232
665,244 Shenwan Hongyuan Group Co Ltd 424
41,304 * Shift4 Payments, Inc 2,805
2,804 Shinyoung Securities Co Ltd 119
90,320 Shriram Transport Finance Co Ltd 1,915
772,874 Singapore Exchange Ltd 5,504
198,437 SLM Corp 3,238
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 239
3,695 Societe Fonciere Financiere et de Participations FFP 412
625,971 *,e SoFi Technologies, Inc 5,221
16,152 e Sofina S.A. 3,349
120,135 SooChow Securities Co Ltd 115
292,973 Southwest Securities Co Ltd 147
20,048 * Spandana Sphoorty Financial Ltd 176
18,871 Sparx Group Co Ltd 201

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,500 SPDR S&P 500 ETF Trust $ 1,995
183,043 e SPDR S&P Biotech ETF 15,229
16,984 e Sprott, Inc 550
768,475 *,†,e SRH NV 8
546,110 Srisawad Corp PCL 731
11,334 St. James's Place plc 157
38,505 Standard Life Aberdeen plc 107
1,130 * Star Holdings 17
444,326 e Starwood Property Trust, Inc 8,620
105,854 State Street Corp 7,746
157,443 StepStone Group, Inc 3,906
81,854 Stifel Financial Corp 4,884
1,334,617 * StoneCo Ltd 17,003
73,784 * StoneX Group, Inc 6,130
8,624 Strike Co Ltd 209
588,735 Sun Hung Kai & Co Ltd 229
81,795 Svolder AB 466
9,841 Swissquote Group Holding S.A. 2,048
112 *,e SWK Holdings Corp 2
8,342 Synchrony Financial 283
173,487 T Rowe Price Group, Inc 19,434
181,027 Taiwan Acceptance Corp 1,157
97,381 e Tamburi Investment Partners S.p.A. 982
10,866 Tata Investment Corp Ltd 311
1,147,027 * Tel Aviv Stock Exchange Ltd 5,928
1,440 TFS Financial Corp 18
69,715 e Timbercreek Financial Corp 392
274,920 TMX Group Ltd 6,186
466,785 *,e Toast, Inc 10,535
173,480 Tokai Tokyo Securities Co Ltd 461
34,900 Tokyo Century Corp 1,260
84,132 Tong Yang Investment Bank 172
662,090 TP Icap Group plc 1,271
2,335 e TPG RE Finance Trust, Inc 17
2,030 e TPG, Inc 59
89,888 Tradeweb Markets, Inc 6,156
554,789 Transaction Capital Ltd 172
1,397,077 Turkiye Sinai Kalkinma Bankasi AS 242
122 e Two Harbors Investment Corp 2
234,971 * Tyro Payments Ltd 180
4,587,279 UBS Group AG 92,978
223,394 UBS Group AG 4,528
53,300 *,e Up Fintech Holding Ltd (ADR) 151
937 *,e Upstart Holdings, Inc 34
43,062 UTI Asset Management Co Ltd 413
73,789 e UWM Holdings Corp 413
848,011 e Value Partners Group Ltd 268
301 * Velocity Financial, Inc 3
220,334 Victory Capital Holdings, Inc 6,949
250,471 Virtu Financial, Inc 4,281
216 Virtus Investment Partners, Inc 43
2,842,053 Visa, Inc (Class A) 674,931
23,678 e Vontobel Holding AG. 1,502
246,792 e Voya Financial, Inc 17,697
759 Walker & Dunlop, Inc 60
23,175 Warsaw Stock Exchange 217
2,122,395 Waterland Financial Holdings 822
688 Waterstone Financial, Inc 10
31,400 *,e WealthNavi, Inc 295
27,405 e Wendel 2,815
112,603 Western Securities Co Ltd 99
546,641 Western Union Co 6,412

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,478 * WEX, Inc $ 3,728
3,185 WisdomTree Investments, Inc 22
647,707 * Wise plc 5,414
59,384 Woori Investment & Securities Co Ltd 432
89 *,e World Acceptance Corp 12
3,055 *,g Worldline S.A. 112
591,456 * XP, Inc 13,876
198,687 *,g X-Trade Brokers Dom Maklerski S.A. 2,030
2,176,600 e Yangzijiang Financial Holding Pte Ltd 549
185,200 *,e Yeahka Ltd 415
1,698,000 e,g Yixin Group Ltd 172
43,165 Zenkoku Hosho Co Ltd 1,501
49,091 Zheshang Securities Co Ltd 67
265,700 Zhongtai Securities Co Ltd 253
TOTAL FINANCIAL SERVICES 7,517,555
FOOD, BEVERAGE & TOBACCO - 3.6%
1,063,347 *,e a2 Milk Co Ltd 3,491
150,157 AAK AB 2,825
138,193 AG. Barr plc 825
6,963 Agrana Beteiligungs AG. 132
241,807 Agthia Group PJSC 327
371,237 Ajinomoto Co, Inc 14,789
9,838 Al Jouf Agricultural Development Co 141
213 e Alico, Inc 5
215,362 Almarai Co JSC 3,489
374,975 Altria Group, Inc 16,986
4,010,009 AMBEV S.A. 12,906
165,160 Anadolu Efes Biracilik Ve Malt Sanayii AS 420
39,511 Angel Yeast Co Ltd 197
1,337,929 e Anheuser-Busch InBev S.A. 75,830
112,828 * Anhui Gujing Distillery Co Ltd 1,946
21,514 * Anhui Gujing Distillery Co Ltd (Class A) 733
29,417 Anhui Kouzi Distillery Co Ltd 200
41,100 Anhui Yingjia Distillery Co Ltd 362
26,523 Anora Group Oyj 142
70,790 Archer-Daniels-Midland Co 5,349
14,072 Ariake Japan Co Ltd 519
4,576,620 * Aryzta AG. 7,595
240,135 Asahi Breweries Ltd 9,317
32,130 * Aseer Trading Tourism & Manufacturing Co 111
690,148 Associated British Foods plc 17,477
32,112 Astral Foods Ltd 261
405,000 e Ausnutria Dairy Corp Ltd 178
94,348 *,h AustAsia Group Ltd 37
76,223 Austevoll Seafood ASA 526
141,351 * Australian Agricultural Co Ltd 138
54,581 Avanti Feeds Ltd 261
275,836 AVI Ltd 996
28 e B&G Foods, Inc (Class A) 0 ^
41,845 Bakkafrost P 2,503
642,706 Baladna 253
99,297 Balrampur Chini Mills Ltd 467
105 Barry Callebaut AG. 203
227,536 Bega Cheese Ltd 434
235,601 Beijing Dabeinong Technology Group Co Ltd 214
216,100 Beijing Yanjing Brewery Co Ltd 371
1,855 Bell AG. 528
2,989 *,e Benson Hill, Inc 4
650,100 Betagro PCL 532
228 *,e Beyond Meat, Inc 3
40,315 Bikaji Foods International Ltd 205

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,447 Bombay Burmah Trading Co $ 216
6,948 e Bonduelle S.C.A. 84
7,760 * Boston Beer Co, Inc (Class A) 2,393
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 165
540,200 * BRF S.A. 1,005
95,429 Britannia Industries Ltd 5,851
117,800 British American Tobacco Malaysia BHD 257
1,344,688 British American Tobacco plc 44,678
1,669,864 Britvic plc 18,175
7,162 Brown-Forman Corp (Class A) 488
28,141 Brown-Forman Corp (Class B) 1,879
1,424,080 g Budweiser Brewing Co APAC Ltd 3,685
2,028,000 e Bumitama Agri Ltd 826
63,102 Bunge Ltd 5,954
311,591 C&C Group plc 496
435 Calavo Growers, Inc 13
69,200 Calbee, Inc 1,309
1,343 Cal-Maine Foods, Inc 60
73,000 Camil Alimentos S.A. 108
25,512 Campbell Soup Co 1,166
180,600 Carabao Group PCL 334
177,062 Carlsberg AS (Class B) 28,353
201,200 Carlsberg Brewery-Malay BHD 878
59,493 CCL Products India Ltd 483
19,375 * Celsius Holdings, Inc 2,891
947,800 Century Pacific Food, Inc 440
124,800 Charoen Pokphand Enterprise 377
2,790,831 Charoen Pokphand Foods PCL 1,552
3,215,021 g China Feihe Ltd 1,795
4,375,889 *,† China Huishan Dairy Holdings Co Ltd 6
370,000 *,† China Huiyuan Juice Group Ltd 0 ^
2,747,227 China Mengniu Dairy Co Ltd 10,383
3,105,000 e China Modern Dairy Holdings 326
1,427,392 China Resources Beer Holdings Company Ltd 9,433
937,000 e,g China Youran Dairy Group Ltd 207
22,427 Chongqing Brewery Co Ltd 285
19,994 Chongqing Fuling Zhacai Group Co Ltd 51
103,409 Cia Cervecerias Unidas S.A. 834
1,303,800 Cisarua Mountain Dairy PT TBK 364
6,314 CJ CheilJedang Corp 1,294
150,732 Cloetta AB 274
4,517,614 Coca-Cola Co 272,051
73 Coca-Cola Consolidated Inc 46
1,152,098 * Coca-Cola European Partners plc (Class A) 74,230
469,518 e Coca-Cola Femsa SAB de C.V. 3,925
3,745 Coca-Cola HBC AG. 112
592,300 e Coca-Cola West Japan Co Ltd 6,283
2,408,000 Cofco International Ltd 853
2,280,000 *,e COFCO Meat Holdings Ltd 549
63,459 ConAgra Brands, Inc 2,140
89,436 Constellation Brands, Inc (Class A) 22,013
7,766 Corby Spirit and Wine Ltd 83
378,394 Costa Group Holdings Ltd 689
43,371 Cranswick plc 1,789
15,133 Daesang Corp 198
2,081,820 g Dali Foods Group Co Ltd 931
301,606 Danone 18,483
125,462 * Darling International, Inc 8,003
5,882,939 Davide Campari-Milano NV 81,533
2,403,172 Diageo plc 103,315
1,678 Dole plc 23
2,585 Dongwon F&B Co Ltd 55

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,826 * Duckhorn Portfolio, Inc $ 24
8,500 Dydo Drinco, Inc 298
1,069,228 Eastern Tobacco 738
57,943 e Ebro Puleva S.A. 1,022
317,283 Embotelladora Andina S.A. 831
464,726 e Embotelladoras Arca SAB de C.V. 4,777
1,856 e Emmi AG. 1,790
39,215 e Ezaki Glico Co Ltd 1,026
591,100 Farm Fresh Bhd 160
1,223,237 Fevertree Drinks plc 18,937
5,116,000 First Pacific Co 1,774
401,600 First Resources Ltd 414
26,075 Flowers Foods, Inc 649
1,671,483 e Fomento Economico Mexicano S.A. de C.V. 18,508
1,460,770 Fomento Economico Mexicano SAB de C.V. (ADR) 161,912
231,161 Foshan Haitian Flavouring & Food Co Ltd 1,494
96,600 Fraser & Neave Holdings BHD 523
120,231 Fresh Del Monte Produce, Inc 3,091
36,077 * Freshpet, Inc 2,374
15,345 Fu Jian Anjoy Foods Co Ltd 311
34,727 Fuji Oil Co Ltd 480
69,816 Fujian Sunner Development Co Ltd 184
14,232 Fujicco Co Ltd 186
4,382 Fujiya Co Ltd 75
115,418 Futuris Corp Ltd 507
184,975 General Mills, Inc 14,188
214,500 Genting Plantations BHD 271
517,600 GFPT PCL (Foreign) 187
167,446 Glanbia plc 2,503
150,192 Godfrey Phillips India Ltd 3,090
27,112,025 Golden Agri-Resources Ltd 4,919
474,500 * Great Wall Enterprise Co 814
400,724 * Greencore Group plc 372
30,904 e Grieg Seafood ASA 193
153,761 e Gruma SAB de C.V. 2,468
1,148,241 e Grupo Bimbo S.A. de C.V. (Series A) 6,148
140,500 e Grupo Herdez SAB de C.V. 365
311,100 Guan Chong Bhd 154
61,445 Guangdong Haid Group Co Ltd 397
332,700 Guinness Anchor BHD 1,860
56,232 Gujarat Ambuja Exports Ltd 164
2,564 * Hain Celestial Group, Inc 32
7,885 * Halwani Brothers Co 132
42,064 Harim Holdings Co Ltd 249
172,314 e Health & Happiness H&H International Holdings Ltd 222
63,000 Hebei Hengshui Laobaigan Liquor Co Ltd 213
115,700 Hebei Yangyuan Zhihui Beverage Co Ltd 394
123,832 Heilongjiang Agriculture Co Ltd 228
113,701 Heineken Holding NV 9,894
2,287,393 Heineken NV 235,228
188,023 Henan Shuanghui Investment & Development Co Ltd 635
22,474 Hershey Co 5,612
33,088 * Hindustan Foods Ltd 209
22,675 Hite Jinro Co Ltd 373
14,500 Hokuto Corp 185
38,786 Hormel Foods Corp 1,560
119,211 * Hostess Brands, Inc 3,018
49,962 House Foods Corp 1,113
17,590 Hyundai Feed, Inc 316
530,600 Ichitan Group PCL 207
12,260 Imperial Tobacco Group plc 271
2,029,109 Indofood CBP Sukses Makmur Tbk 1,533

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
291,423 Inghams Group Ltd $ 510
8,969 Ingredion, Inc 950
354,353 Inner Mongolia Yili Industrial Group Co Ltd 1,383
9,135,000 *,† Inti Agri Resources Tbk PT 0 ^
1,874,806 IOI Corp BHD 1,501
2,632,877 ITC Ltd 14,518
38,300 Ito En Ltd 1,059
111,700 Itoham Yonekyu Holdings, Inc 562
5,233 J&J Snack Foods Corp 829
13,859 J.M. Smucker Co 2,047
117,000 Jalles Machado S.A. 184
488,400 e Japan Tobacco, Inc 10,699
4,685,000 Japfa Comfeed Indonesia Tbk PT 419
598,682 JBS S.A. 2,183
4,337 JDE Peet's BV 129
65,626 Jiangsu King's Luck Brewery JSC Ltd 478
78,681 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,424
8,862 JiuGui Liquor Co Ltd 110
50,277 John B. Sanfilippo & Son, Inc 5,896
13,046 J-Oil Mills, Inc 145
47,964 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 243
17,901 Juewei Food Co Ltd 92
62,446 Kagome Co Ltd 1,365
10,900 Kameda Seika Co Ltd 327
158,334 Kaveri Seed Co Ltd 985
34,965 Kellogg Co 2,357
8,600 Kerry Group plc (Class A) 839
203,948 Keurig Dr Pepper, Inc 6,377
84,797 e Kewpie Corp 1,386
1,984,200 Khon Kaen Sugar Industry PCL 174
116,000 Kikkoman Corp 6,625
509,579 Kirin Brewery Co Ltd 7,441
15,780 Kotobuki Spirits Co Ltd 1,157
3,250,870 Kraft Heinz Co 115,406
42,521 KRBL Ltd 177
90,496 KT&G Corp 5,685
403,135 Kuala Lumpur Kepong BHD 1,901
64,385 Kweichow Moutai Co Ltd 15,008
209,775 Lamb Weston Holdings, Inc 24,114
300 Lancaster Colony Corp 60
3,482 Lassonde Industries, Inc 275
225,195 Leroy Seafood Group ASA 855
62,010 Lian HWA Food Corp 188
671,400 * Lien Hwa Industrial Corp 1,464
23 Lindt & Spruengli AG. 289
6 Lindt & Spruengli AG. (Registered) 745
3,020 Lotte Chilsung Beverage Co Ltd 291
1,838 Lotte Confectionery Co Ltd 142
589 Lotus Bakeries NV 4,677
113,162 LT Foods Ltd 182
77,723 Luzhou Laojiao Co Ltd 2,246
57,700 M Dias Branco S.A. 513
67,148 e Maple Leaf Foods, Inc 1,312
251,200 Marfrig Global Foods S.A. 381
439,596 Marico Ltd 2,849
33,900 Maruha Nichiro Corp 570
33,718 McCormick & Co, Inc 2,941
36,387 Megmilk Snow Brand Co Ltd 494
196,300 Meihua Holdings Group Co Ltd 242
177,398 MEIJI Holdings Co Ltd 3,961
58,371 Mezzan Holding Co KSCC 101
178,780 e MGP Ingredients, Inc 19,001

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
255,300 Minerva S.A. $ 567
1,155 * Mission Produce, Inc 14
45,200 Mitsui Sugar Co Ltd 865
23,504 Molson Coors Brewing Co (Class B) 1,548
4,918,580 Mondelez International, Inc 358,761
4,611,022 * Monster Beverage Corp 264,857
28,779 Morinaga & Co Ltd 901
280,913 Morinaga Milk Industry Co Ltd 9,197
12,980 Mowi ASA 206
269,438 * Muyuan Foodstuff Co Ltd 1,564
108,000 Namchow Chemical Industrial Ltd 166
39,157 * National Agriculture Development Co 432
169 * National Beverage Corp 8
29,564 Nestle India Ltd 8,262
48,114 Nestle Malaysia BHD 1,350
3,278,645 Nestle S.A. 394,393
12,488 * Neto Malinda Trading Ltd 228
219,305 * New Hope Liuhe Co Ltd 353
498,092 Nichirei Corp 10,651
43,797 Nippon Flour Mills Co Ltd 561
67,500 Nippon Meat Packers, Inc 1,827
233,759 Nippon Suisan Kaisha Ltd 1,050
19,122 Nisshin Oillio Group Ltd 455
154,300 Nisshin Seifun Group, Inc 1,907
51,900 Nissin Food Products Co Ltd 4,291
690,568 e Nissin Foods Co Ltd 592
19,396 Nong Shim Co Ltd 5,857
1,528,400 e,g Nongfu Spring Co Ltd 8,459
63,745 Oceana Group Ltd 239
270,696 Origin Enterprises plc 985
69,664 Orion Corp 778
20,768 Orion Corp/Republic of Korea 1,894
14,234 Orior AG. 1,217
29,460 Orkla ASA 212
1,097,917 Osotspa PCL 922
1,568 Ottogi Corp 467
2,786,426 PepsiCo, Inc 516,102
487,378 Pernod-Ricard S.A. 107,698
600 Philip Morris CR 460
4,577,070 Philip Morris International, Inc 446,814
6,530 * Pilgrim's Pride Corp 140
7,419 * Post Holdings, Inc 643
473,541 PPB Group BHD 1,597
536,787 Premier Foods plc 869
37,224 e Premium Brands Holdings Corp 2,937
18,138 Prima Meat Packers Ltd 274
2,049,949 Primo Water Corp 25,706
133,158 Primo Water Corp (Toronto) 1,669
409,800 PT Astra Agro Lestari Tbk 204
6,181,218 * PT Charoen Pokphand Indonesia Tbk 2,173
3,732,709 PT Indofood Sukses Makmur Tbk 1,830
12,535,800 PT Perusahaan Perkebunan London Sumatra Indonesia Tbk 836
16,807,200 PT Sawit Sumbermas Sarana Tbk 1,356
811,600 QL Resources BHD 932
463,300 R&B Food Supply PCL 141
60,269 Radico Khaitan Ltd 889
46,254 Remy Cointreau S.A. 7,425
12,500 Riken Vitamin Co Ltd 186
472,400 *,e RLX Technology, Inc (ADR) 836
60,708 e Rogers Sugar, Inc 264
42,052 Royal Unibrew A.S. 3,764
14,294 S Foods, Inc 312

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,555 Sakata Seed Corp $ 683
76,790 Salmar ASA 3,094
258 Samlip General Foods Co Ltd 13
2,819 Samyang Foods Co Ltd 230
2,268 Samyang Holdings Corp 125
136,600 Sao Martinho S.A. 974
89,100 Sappe PCL 205
53,186 Sapporo Holdings Ltd 1,370
237,798 Saputo, Inc 5,328
7,527 * Saudi Fisheries Co 62
13,263 Saudia Dairy & Foodstuff Co 1,128
226,114 Savola Group 2,515
43,131 g Scandinavian Tobacco Group A.S. 718
10,671 Schouw & Co 843
196 Seaboard Corp 698
94,666 e Select Harvests Ltd 262
199 * Seneca Foods Corp 7
56,039 Shanghai Bairun Investment Holding Group Co Ltd 281
62,242 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,588
16,700 Shede Spirits Co Ltd 286
14,987 e Showa Sangyo Co Ltd 279
529,285 * Shree Renuka Sugars Ltd 280
17,201 Sichuan Swellfun Co Ltd 140
1,718,378 Sime Darby Plantation BHD 1,530
2,207 * Simply Good Foods Co 81
86,377 SLC Agricola S.A. 689
1,565,171 e,g Smoore International Holdings Ltd 1,597
300 * Sovos Brands, Inc 6
329,700 Srinanaporn Marketing PCL 223
340,000 Standard Foods Corp 454
42,008 * Strauss Group Ltd 948
51,361 Suedzucker AG. 915
230 * SunOpta, Inc 2
60,641 *,e SunOpta, Inc 406
28,000 e Suntory Beverage & Food Ltd 1,015
313,300 Ta Ann Holdings BHD 224
467,000 * Taiwan TEA Corp 343
112,003 Takara Holdings, Inc 912
4,889 Tanmiah Food Co 165
67,645 Tata Coffee Ltd 205
467,188 Tata Tea Ltd 4,912
334,297 Tate & Lyle plc 3,082
2,271,800 Thai Union Group PCL 827
399,230 Thai Vegetable Oil PCL (Foreign) 285
770,800 Thaifoods Group PCL 87
130,743 e Tiger Brands Ltd 1,157
1,849,301 Tingyi Cayman Islands Holding Corp 2,880
45,826 Toly Bread Co Ltd 64
293,700 Toyo Suisan Kaisha Ltd 13,249
579,519 Treasury Wine Estates Ltd 4,346
847 * TreeHouse Foods, Inc 43
91,700 Tres Tentos Agroindustrial S.A. 246
52,366 Triveni Engineering & Industries Ltd 181
1,179,700 TSH Resources BHD 233
555,471 Tsingtao Brewery Co Ltd 5,071
40,993 Tsingtao Brewery Co Ltd (Class A) 586
39,000 Ttet Union Corp 183
96,369 Turning Point Brands, Inc 2,314
37,583 Tyson Foods, Inc (Class A) 1,918
103,053 Ulker Biskuvi Sanayi AS 137
1,279,616 Uni-President China Holdings Ltd 1,079
4,236,934 Uni-President Enterprises Corp 10,388

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
204,038 United Malt Grp Ltd $ 600
138,800 United Plantations BHD 460
239,826 * United Spirits Ltd 2,673
80,992 Universal Corp 4,045
771,100 Universal Robina 1,925
1,384 Utz Brands, Inc 23
402,710 Varun Beverages Ltd 3,949
1,132 Vector Group Ltd 15
4,340 Vilmorin & Cie 296
411,847 Vina Concha y Toro S.A. 479
32,627 Viscofan S.A. 2,255
170,812 *,e Vita Coco Co, Inc 4,590
600 * Vital Farms, Inc 7
712,000 Vitasoy International Holdings Ltd 887
9,033 VST Industries Ltd 381
4,257,694 Want Want China Holdings Ltd 2,832
297,000 Wei Chuan Food Corp 194
366,070 Wens Foodstuffs Group Co Ltd 926
6,903,696 g WH Group Ltd 3,677
1,597,019 Wilmar International Ltd 4,499
199,042 Wuliangye Yibin Co Ltd 4,493
98,500 Yakult Honsha Co Ltd 6,230
94,800 Yamazaki Baking Co Ltd 1,283
458,407 Yihai International Holding Ltd 987
60,000 Yihai Kerry Arawana Holdings Co Ltd 331
99,717 * Yuan Longping High-tech Agriculture Co Ltd 211
903,000 e,g Zhou Hei Ya International Holdings Co Ltd 355
49,932 Zydus Wellness Ltd 904
TOTAL FOOD, BEVERAGE & TOBACCO 4,078,858
HEALTH CARE EQUIPMENT & SERVICES - 5.0%
4,361,381 Abbott Laboratories 475,478
107,478 * Acadia Healthcare Co, Inc 8,560
188,003 * Accolade, Inc 2,532
2,460 *,e AdaptHealth Corp 30
149 * Addus HomeCare Corp 14
192,061 Advanced Medical Solutions Group plc 551
123,734 * AGFA-Gevaert NV 304
1,278 *,e Agiliti, Inc 21
212,284 *,e agilon health, Inc 3,681
492,458 Aier Eye Hospital Group Co Ltd 1,260
449 e AirSculpt Technologies, Inc 4
444,000 g AK Medical Holdings Ltd 387
60,362 Al Hammadi Co for Development and Investment 985
541,407 Alcon, Inc 44,916
522,500 Alfresa Holdings Corp 7,816
269,582 * Align Technology, Inc 95,335
1,775 * Alignment Healthcare, Inc 10
23,000 * Alliar Medicos A Frente S.A. 114
227,961 * Allscripts Healthcare Solutions, Inc 2,872
609,038 * Alphatec Holdings Inc 10,950
79,733 g Ambea AB 259
156,089 Ambu A.S. 2,559
16,927 * Amedisys, Inc 1,548
7,824 * American Well Corp 16
140,502 AmerisourceBergen Corp 27,037
986 * AMN Healthcare Services, Inc 108
729,472 e Amplifon S.p.A. 26,757
112,700 Amvis Holdings, Inc 2,565
16,293 e Andlauer Healthcare Group, Inc 547
35,200 *,g Angelalign Technology, Inc 330
1,267 * Angiodynamics, Inc 13

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
106,017 Ansell Ltd $ 1,895
89,375 Apollo Hospitals Enterprise Ltd 5,563
740 *,e Apollo Medical Holdings, Inc 23
742,903 Arjo AB 2,693
109,500 *,e,g Arrail Group Ltd 105
24,244 As One Corp 962
654,700 Asahi Intecc Co Ltd 12,890
119,031 *,g Aster DM Healthcare Ltd 407
496,386 * AtriCure, Inc 24,502
17 Atrion Corp 10
82,871 *,g Attendo AB 243
77,866 e Australian Clinical Labs Ltd 179
16,100 Autobio Diagnostics Co Ltd 115
1,145 * Avanos Medical, Inc 29
1,515 *,e Aveanna Healthcare Holdings, Inc 3
326,233 * Axonics Modulation Technologies, Inc 16,465
1,076,200 Bangkok Chain Hospital PCL 538
4,419,500 Bangkok Dusit Medical Services PCL 3,466
4,634,471 Bangkok Dusit Medical Services PCL 3,601
1,930,956 Baxter International, Inc 87,974
257,745 Becton Dickinson & Co 68,047
57,250 Beijing Chunlizhengda Medical Instruments Co Ltd 111
35,660 *,e Beyond Air, Inc 152
43,841 BioMerieux 4,603
19,845 BML, Inc 400
3,231,963 * Boston Scientific Corp 174,817
6,346 *,e Brookdale Senior Living, Inc 27
248,938 Bumrungrad Hospital PCL 1,589
3,518 *,e Butterfly Network, Inc 8
428,889 Cardinal Health, Inc 40,560
1,145,900 e Carenet, Inc 7,525
877 Carl Zeiss Meditec AG. 95
815 * Castle Biosciences, Inc 11
11,828 e Cellavision AB 201
43,718 Celltrion Healthcare Co Ltd 2,189
888,552 * Centene Corp 59,933
91,889 * Certara, Inc 1,673
37,366 * Chabiotech Co Ltd 406
234,500 Chaoju Eye Care Holdings Ltd 139
7,944 Chemed Corp 4,303
92,100 China Meheco Co Ltd 165
30,700 China National Medicines Corp Ltd 164
723,500 China Resources Phoenix Healthcare Holdings Co Ltd 557
4,203,000 Chularat Hospital PCL 356
974,949 Cigna Corp 273,571
14,752 Classys, Inc 363
814,984 * Cleopatra Hospital 118
85,300 CM Hospitalar S.A. 354
500,000 C-Mer Eye Care Holdings Ltd 242
22,838 Cochlear Ltd 3,499
124,199 Coloplast AS 15,542
2,230 Coltene Holding AG. 177
201,140 CompuGroup Medical SE & Co KgaA 9,910
495 * Computer Programs & Systems, Inc 12
745 Conmed Corp 101
1,353,310 g ConvaTec Group plc 3,529
26,491 Cooper Cos, Inc 10,157
116 * Corvel Corp 22
25,050 Craneware plc 434
131,502 * Cross Country Healthcare, Inc 3,693
179 *,e CryoLife, Inc 3
1,505 *,e Cutera, Inc 23

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
14,930 * CVRx, Inc $ 230
419,716 CVS Group plc 10,544
899,331 CVS Health Corp 62,171
75,531 *,e CYBERDYNE, Inc 169
30,265 Dallah Healthcare Co 1,360
29,863 * DaVita, Inc 3,000
312 *,e Definitive Healthcare Corp 3
96,264 * Demant A.S. 4,075
386,159 *,e dentalcorp Holdings Ltd 2,140
5,873 Dentium Co Ltd 649
267,466 Dentsply Sirona, Inc 10,704
1,520,863 * Dexcom, Inc 195,446
25,767 e DiaSorin S.p.A. 2,684
442 * DocGo, Inc 4
86,284 *,e Doximity, Inc 2,935
30,870 g Dr Lal PathLabs Ltd 851
75,359 Dr Sulaiman Al Habib Medical Services Group Co 5,766
7,885 Draegerwerk AG. 375
3,463 Draegerwerk AG. & Co KGaA 142
125,069 Ebos Group Ltd 2,826
24,881 Eckert & Ziegler Strahlen- und Medizintechnik AG. 989
1,018,241 * Edwards Lifesciences Corp 96,051
44,600 Eiken Chemical Co Ltd 478
40,017 e El.En. S.p.A 480
34,138 e Elan Corp 208
290,976 e Elekta AB (B Shares) 2,251
1,105,439 Elevance Health, Inc 491,135
37,900 e EM Systems Co Ltd 210
17 Embecta Corp 0 ^
50,744 EMIS Group plc 883
268,062 Encompass Health Corp 18,150
116,375 * Enhabit, Inc 1,338
65,945 * Enovis Corp 4,228
1,095 Ensign Group, Inc 104
201,612 * Envista Holdings Corp 6,823
20,767 * Eoflow Co Ltd 449
1,248,381 Essilor International S.A. 235,407
147,780 *,e Establishment Labs Holdings, Inc 10,139
342,397 * Evolent Health, Inc 10,375
65,100 e Extendicare, Inc 350
122,377 Fagron NV 2,061
3,732 * Figs, Inc 31
415,060 Fisher & Paykel Healthcare Corp 6,250
200,983 Fleury S.A. 674
371,872 * Fortis Healthcare Ltd 1,431
276,087 Fresenius Medical Care AG. 13,194
9,333 Fresenius SE 259
734 *,e Fulgent Genetics, Inc 27
41,357 g Galenica AG. 3,343
417,672 GE HealthCare Technologies, Inc 33,932
3 *,e GeneDx Holdings Corp 0 ^
5,569 Getinge AB (B Shares) 98
164,569 * Glaukos Corp 11,719
49,711 * Global Health Ltd 400
61,848 * Globus Medical, Inc 3,682
97,027 GN Store Nord 2,426
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 173
6,938 Guangzhou Kingmed Diagnostics Group Co Ltd 72
143,098 * Guardant Health, Inc 5,123
119,400 * Gushengtang Holdings Ltd 757
774 * Haemonetics Corp 66
2,199,138 *,g Hapvida Participacoes e Investimentos S.A. 2,012
1,558,900 Hartalega Holdings BHD 633
463,424 HCA Healthcare, Inc 140,640

SHARES DESCRIPTION
REFERENCERATE & SPREAD
477,844 Healius Ltd $ 1,018
1,406 * Health Catalyst, Inc 18
259,491 * HealthEquity, Inc 16,384
3 HealthStream, Inc 0 ^
68,327 * Henry Schein, Inc 5,541
1,535,797 * Hims & Hers Health, Inc 14,436
66,081 * HLB Life Science CO Ltd 513
91,429 * HLB, Inc 2,270
20,200 Hogy Medical Co Ltd 446
190,669 * Hologic, Inc 15,438
94,000 Hospital Mater Dei S.A. 209
193,869 * Hoya Corp 23,200
42,278 Huadong Medicine Co Ltd 253
269,522 Humana, Inc 120,511
103,924 * Humasis Co Ltd 203
313,200 e,g Hygeia Healthcare Holdings Co Ltd 1,701
15,858 * ICU Medical, Inc 2,826
61,099 * IDEXX Laboratories, Inc 30,686
837,989 IHH Healthcare BHD 1,058
155,623 *,e Inari Medical, Inc 9,048
335,236 * Inmode Ltd 12,521
503 *,e Innovage Holding Corp 4
740 * Inogen, Inc 9
21,834 * Inspire Medical Systems, Inc 7,088
55,999 * Insulet Corp 16,147
539 * Integer Holding Corp 48
56,219 * Integra LifeSciences Holdings Corp 2,312
159,013 Integral Diagnostics Ltd 347
743,510 * Intuitive Surgical, Inc 254,236
17,084 Ion Beam Applications 285
615 iRadimed Corp 29
2,615 iRay Technology Co Ltd 102
533 * iRhythm Technologies, Inc 56
19,744 Jafron Biomedical Co Ltd 63
46,600 Japan Lifeline Co Ltd 334
35,532 * Jeisys Medical, Inc 280
39,788 Jeol Ltd 1,420
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 146
1,497,500 *,e,g Jinxin Fertility Group Ltd 794
104,400 JMDC, Inc 4,170
275 * Joint Corp 4
66,704 Jointown Pharmaceutical Group Co Ltd 95
244,000 Kangji Medical Holdings Ltd 260
970,773 Koninklijke Philips Electronics NV 21,034
58,793 e Korian-Medica 428
1,189,600 Kossan Rubber Industries 329
902,400 KPJ Healthcare BHD 217
35,786 *,g Krishna Institute of Medical Sciences Ltd 780
176,539 Laboratory Corp of America Holdings 42,604
301,658 * Lantheus Holdings, Inc 25,315
360 LeMaitre Vascular, Inc 24
16,113 Lepu Medical Technology Beijing Co Ltd 50
1,149,112 Life Healthcare Group Holdings Pte Ltd 1,255
2,591 *,e LifeStance Health Group, Inc 24
3,064,000 * Lifetech Scientific Corp 1,048
95,714 * LivaNova plc 4,923
5,200 * Lunit, Inc 582
19,575 Lutronic Corp 543
84,700 M3, Inc 1,847
67,563 Mani, Inc 800
38,396 * Masimo Corp 6,318
663,587 * Max Healthcare Institute Ltd 4,856
131,831 McKesson Corp 56,333
5,388 g Medacta Group S.A. 734

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
4,379 *,g Medartis Holding AG. $ 376
223,567 Medicare Group 393
152,100 Mediceo Paltac Holdings Co Ltd 2,487
53,493 Medicover AB 812
5,694,200 Medikaloka Hermina Tbk PT 513
36,808 * Medios AG. 627
20,100 * Medley, Inc 752
120,500 e,g Medlive Technology Co Ltd 108
32,078 g Medmix AG. 849
239 * MEDNAX, Inc 3
333,100 *,e MedPeer, Inc 2,352
1,974,614 Medtronic plc 173,963
1,174,993 * Meinian Onehealth Healthcare Holdings Co Ltd 1,152
51,684 Menicon Co Ltd 907
80,988 * Merit Medical Systems, Inc 6,774
122 Mesa Laboratories, Inc 16
156 Metall Zug AG.(B Shares) 286
13,123,400 * Metro Healthcare Indonesia TBK PT 410
24,367 g Metropolis Healthcare Ltd 444
897,000 *,e,g Microport Cardioflow Medtech Corp 204
1,584,195 Microport Scientific Corp 2,882
39,971 * Middle East Healthcare Co 755
47,300 Miraca Holdings, Inc 904
57,072 *,g MLP Saglik Hizmetleri AS. 167
264 * ModivCare, Inc 12
31,048 * Molina Healthcare, Inc 9,353
141,646 Mouwasat Medical Services Co 9,183
16,936 Nagaileben Co Ltd 257
59,022 Nakanishi, Inc 1,307
216,889 * Nanosonics Ltd 690
198,925 *,e Nano-X Imaging Ltd 3,081
57,118 Narayana Hrudayalaya Ltd 693
423 National Healthcare Corp 26
18,636 National Medical Care Co 639
13 National Research Corp 1
5,251 * Neogen Corp 114
691 * NeoGenomics, Inc 11
1,120,328 Network Healthcare Holdings Ltd 858
729 * Nevro Corp 19
190,500 *,e,g New Horizon Health Ltd 670
268 * NextGen Healthcare, Inc 4
65,577 Nihon Kohden Corp 1,753
459,552 Nipro Corp 3,259
159,379 *,† NMC Health plc 0 ^
84,736 * Novocure Ltd 3,517
1,030 * NuVasive, Inc 43
813,825 Oceania Healthcare Ltd 385
211,350 Odontoprev S.A. 554
1,894,900 Olympus Corp 29,987
1,054 * Omnicell, Inc 78
142,900 * Oncoclinicas do Brasil Servicos Medicos S.A. 301
13,761 *,e Opko Health, Inc 30
1,024,613 * Option Care Health, Inc 33,290
73,933 * OraSure Technologies, Inc 370
130,251 e Oriola-KD Oyj (B Shares) 183
1,163 * Orthofix Medical Inc 21
401 * OrthoPediatrics Corp 18
950 * Outset Medical, Inc 21
16,966 Ovctek China, Inc 71
506,947 * Owens & Minor, Inc 9,652
34 * Paragon 28, Inc 1
30,644 Paramount Bed Holdings Co Ltd 511
533,780 Patterson Cos, Inc 17,753
22,000 Pegavision Corp 244

SHARES DESCRIPTION
REFERENCERATE & SPREAD
313,000 *,g Peijia Medical Ltd $ 247
160,070 * Pennant Group, Inc 1,966
44,582 * Penumbra, Inc 15,339
184,152 * PetIQ, Inc 2,794
5,186 * Pharmagest Inter@ctive 480
288,200 PHC Holdings Corp 3,098
71,095 * Phreesia, Inc 2,205
79,000 *,† Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 331
462,181 * PolyNovo Ltd 478
62,059 Premier, Inc 1,717
360,224 * Privia Health Group, Inc 9,405
43,781 e Pro Medicus Ltd 1,927
870 * PROCEPT BioRobotics Corp 31
754,252 * Progyny, Inc 29,672
3,183 * Project Roadrunner Parent, Inc 59
277 * Pulmonx Corp 4
58,714 Quest Diagnostics, Inc 8,253
41,803 * QuidelOrtho Corp 3,464
337 * RadNet, Inc 11
688,099 Raffles Medical Group Ltd 693
41,762 Rainbow Children's Medicare Ltd 491
340,100 Ramkhamhaeng Hospital PCL 403
35,422 Ramsay Health Care Ltd 1,331
227,476 g Rede D'Or Sao Luiz S.A. 1,564
137,438 Resmed, Inc 30,030
20,069 Revenio Group Oyj 695
491,300 e Riverstone Holdings Ltd 226
47,925 * RxSight, Inc 1,380
485,634 Ryman Healthcare Ltd 1,966
309,190 Saudi Chemical Co 313
1,067 *,e Schrodinger, Inc 53
30,741 SD Biosensor, Inc 286
112,343 Sectra AB 1,885
58,703 Selcuk Ecza Deposu Ticaret ve Sanayi AS 85
402,775 Select Medical Holdings Corp 12,832
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 1,406
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 211
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 719
10,035 *,e Sharecare, Inc 18
131,432 Shenzhen Mindray Bio-Medical Electronics Co Ltd 5,439
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 143
436,203 Ship Healthcare Holdings, Inc 7,216
40,076 * Shockwave Medical Inc 11,438
37,864 * SI-BONE, Inc 1,022
325,085 g Siemens Healthineers AG. 18,424
67,253 e Sienna Senior Living, Inc 585
42,168 *,e Sight Sciences, Inc 349
680,985 Sigma Healthcare Ltd 382
99,601 * Silk Road Medical Inc 3,236
370 Simulations Plus, Inc 16
1,776,587 Sinopharm Group Co 5,562
94,000 g Sisram Medical Ltd 113
939,680 Smith & Nephew plc 15,160
35,500 Solasto Corp 164
432,508 Sonic Healthcare Ltd 10,286
54,258 Sonova Holdings AG 14,478
232,105 g Spire Healthcare Group plc 626
1,145,900 Sri Trang Gloves Thailand PCL 241
40,000 St. Shine Optical Co Ltd 298
918 * Staar Surgical Co 48
77,887 e STERIS plc 17,523
6,821 STRATEC Biomedical AG. 472
134,896 e Straumann Holding AG. 21,935

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
452,583 Stryker Corp $ 138,079
191,089 Summerset Group Holdings Ltd 1,126
9,200 * SUNWELS Co Ltd 224
1,524,701 Supermax Corp BHD 262
1,724 * Surgery Partners, Inc 78
29,166 * Surgical Science Sweden AB 654
14,870 * SurModics, Inc 466
261,500 Suzuken Co Ltd 7,112
48,338 Synlab AG. 477
145,644 Sysmex Corp 9,976
154,634 * Tactile Systems Technology, Inc 3,855
44,000 TaiDoc Technology Corp 263
50,279 * Tandem Diabetes Care, Inc 1,234
175,919 * Teladoc, Inc 4,454
36,883 Teleflex, Inc 8,927
359,503 * Tenet Healthcare Corp 29,256
641,700 Terumo Corp 20,438
277,500 Thonburi Healthcare Group PCL 536
42,330 Toho Pharmaceutical Co Ltd 779
35,809 Tokai Corp (GIFU) 470
2,099,486 Top Glove Corp BHD 365
8,580 * Topchoice Medical Corp 115
514 * Transmedics Group, Inc 43
263,034 * Treace Medical Concepts, Inc 6,728
5,650 * UFP Technologies, Inc 1,095
212,083 Uniphar plc 690
2,000,093 UnitedHealth Group, Inc 961,325
36,854 Universal Health Services, Inc (Class B) 5,814
36,250 * Universal Vision Biotechnology Co Ltd 495
64 US Physical Therapy, Inc 8
7,813 Value Added Technologies Co Ltd 196
1,313 * Varex Imaging Corp 31
656,802 * Veeva Systems, Inc 129,869
156,500 *,e,g Venus MedTech Hangzhou, Inc 123
5,082 *,e VG Acquisition Corp 9
4,499,700 Vibhavadi Medical Center PCL (Foreign) 315
1,800 *,e Vicarious Surgical, Inc 3
46,530 Vijaya Diagnostic Centre Pvt Ltd 268
139,488 *,e Vimian Group AB 331
27,000 Visco Vision, Inc 189
174,279 *,e Well Health Technologies Corp 625
152,410 * Xvivo Perfusion AB 4,293
429,900 *,e,g Yidu Tech, Inc 317
4,087 Ypsomed Holding AG. 1,234
447,863 Zimmer Biomet Holdings, Inc 65,209
108,400 * Zimvie, Inc 1,217
162,500 *,g Zylox-Tonbridge Medical Technology Co Ltd 261
2,164 *,e Zynex Inc 21
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,710,856
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
24,073 Amorepacific Corp 1,792
2,675 *,e Beauty Health Co 22
731,454 Beiersdorf AG. 96,862
1,196,612 * BellRing Brands, Inc 43,796
68,200 *,e Best World International Ltd 92
13,055 Blackmores Ltd 823
97,383 By-health Co Ltd 322
213 * Central Garden & Pet Co 8
875 * Central Garden and Pet Co (Class A) 32
29,000 Chlitina Holding Ltd 186
355,210 Church & Dwight Co, Inc 35,603
27,172 Clorox Co 4,321
1,201,292 Colgate-Palmolive Co 92,548

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
99,607 Colgate-Palmolive India Ltd $ 2,052
6,686 Cosmax, Inc 473
331,579 * Coty, Inc 4,075
517,101 Dabur India Ltd 3,617
10,730 Earth Chemical Co Ltd 378
1,225 Edgewell Personal Care Co 51
67,383 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 98
315,597 * elf Beauty, Inc 36,051
184,508 Emami Ltd 956
1,426 Energizer Holdings, Inc 48
4,065 Essity AB 108
714,763 Estee Lauder Cos (Class A) 140,365
77,300 *,e Euglena Co Ltd 479
62,984 Fancl Corp 1,052
352,066 * Godrej Consumer Products Ltd 4,645
124,000 Grape King Industrial Co 670
22,175,075 Haleon plc 91,017
600,636 Hengan International Group Co Ltd 2,533
32,066 Henkel KGaA 2,257
4,744 Henkel KGaA (Preference) 379
46 * Herbalife Nutrition Ltd 1
704,098 Hindustan Lever Ltd 23,020
26,930 * Hyundai Bioscience Co Ltd 546
30,604,000 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,490
20,494 Inter Parfums S.A. 1,461
416 Inter Parfums, Inc 56
94,484 g Jamieson Wellness, Inc 2,140
143,997 Jyothy Laboratories Ltd 379
415,988 e Kao Corp 15,096
3,380,257 * Kenvue, Inc 89,306
93,217 Kimberly-Clark Corp 12,870
1,314,718 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,924
8,500 Kobayashi Pharmaceutical Co Ltd 462
8,859 Kolmar BNH Co Ltd 129
9,799 Kolmar Korea Co Ltd 328
27,500 Kose Corp 2,644
7,754 LG Household & Health Care Ltd 2,710
195,100 e Lion Corp 1,819
321,139 L'Oreal S.A. 149,804
64,872 Mandom Corp 653
28,399 Medifast, Inc 2,617
318,934 Microbio Co Ltd 593
21,298 Milbon Co Ltd 729
747,964 * Natura & Co Holding S.A. 2,615
351 * Nature's Sunshine Products, Inc 5
21,800 Noevir Holdings Co Ltd 830
967 Nu Skin Enterprises, Inc (Class A) 32
7,610 * Oil-Dri Corp of America 449
100,854 * Olaplex Holdings, Inc 375
54,477 *,e Ontex Group NV 410
23,585 Pacific Corp 473
3,381 Pharmanutra S.p.A 224
101,100 e Pigeon Corp 1,396
1,009,500 e Pola Orbis Holdings, Inc 14,720
3,418,249 Procter & Gamble Co 518,685
6,744,610 PT Unilever Indonesia Tbk 1,920
181,745 PZ Cussons plc 374
807,661 Reckitt Benckiser Group plc 60,696
6,393 e Reynolds Consumer Products, Inc 181
157,290 Rohto Pharmaceutical Co Ltd 3,546
71,162 Sarantis S.A. 581
909,990 Shiseido Co Ltd 41,250

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
447,186 Spectrum Brands Holdings, Inc $ 34,903
69,000 TCI Co Ltd 394
332,541 Uni-Charm Corp 12,365
8,185 Unilever plc 427
4,434,926 Unilever plc 230,945
273 * USANA Health Sciences, Inc 17
347,536 Vinda International Holdings Ltd 866
326 WD-40 Co 62
18,300 e YA-MAN Ltd 128
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 129
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,808,486
INSURANCE - 2.8%
4,550 Admiral Group plc 120
1,832,713 Aegon NV 9,304
250,650 Aflac, Inc 17,495
160,676 Ageas 6,514
10,375,359 AIA Group Ltd 105,377
13,477 * Al Rajhi Co for Co-operative Insurance 492
433,657 Allianz AG. 101,009
76,189 Allstate Corp 8,308
959,630 Alm Brand AS 1,503
421,243 * AMBAC Financial Group, Inc 5,998
1,570 American Equity Investment Life Holding Co 82
45,236 American Financial Group, Inc 5,372
5,002,175 American International Group, Inc 287,825
26,317 Amerisafe, Inc 1,403
56,100 Anicom Holdings, Inc 245
194,001 Aon plc 66,969
1,317,860 * Arch Capital Group Ltd 98,642
19 Argo Group International Holdings Ltd 1
171,971 Arthur J. Gallagher & Co 37,760
392,473 ASR Nederland NV 17,702
1,104,505 Assicurazioni Generali S.p.A. 22,461
43,092 Assurant, Inc 5,418
46,015 Assured Guaranty Ltd 2,568
392,221 AUB Group Ltd 7,714
2,793,884 * Aviva plc 14,057
1,865,718 AXA S.A. 55,134
160,343 Axis Capital Holdings Ltd 8,631
46,029 Baloise Holding AG. 6,770
449,200 Bangkok Life Assurance PCL 312
2,332,800 Bangkok Life Assurance PCL 1,619
610,546 BB Seguridade Participacoes S.A. 3,923
4,657,037 Beazley plc 34,915
19,866 * Brighthouse Financial, Inc 941
14,887 Brookfield Reinsurance Ltd 504
291,044 Brown & Brown, Inc 20,035
263,185 * BRP Group, Inc 6,522
64,325 Bupa Arabia for Cooperative Insurance Co 3,183
8,219,768 Cathay Financial Holding Co Ltd 11,411
6,498,435 China Development Financial Holding Corp 2,590
1,462,932 China Insurance International Holdings Co Ltd 1,524
6,754,790 China Life Insurance Co Ltd 11,307
174,075 China Life Insurance Co Ltd (Class A) 839
415,900 China Pacific Insurance Group Co Ltd - A 1,490
2,439,209 China Pacific Insurance Group Co Ltd - H 6,333
1,201,229 Chubb Ltd 231,309
44,590 Cincinnati Financial Corp 4,339
51,184 * Clal Insurance 798
7,473 CNA Financial Corp 289
50,958 Co for Cooperative Insurance 1,902

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
123,179 Conseco, Inc $ 2,916
3,630,000 *,†,e Convoy Global Holdings Ltd 5
53,882 e Crawford & Co 598
847,400 Dai-ichi Mutual Life Insurance Co 16,117
248,407 Definity Financial Corp 6,591
390,800 Dhipaya Group Holdings PCL 469
1,064,761 Direct Line Insurance Group plc 1,841
429,696 * Discovery Holdings Ltd 3,330
519 Donegal Group, Inc (Class A) 7
41,490 Dongbu Insurance Co Ltd 2,357
149,522 * eHealth, Inc 1,202
171,826 Employers Holdings, Inc 6,428
2,921 * Enstar Group Ltd 713
347,118 Everest Re Group Ltd 118,666
41,700 e F&G Annuities & Life, Inc 1,033
22,862 Fairfax Financial Holdings Ltd 17,125
875,000 * Fidelis Insurance Holdings Ltd 11,944
75,224 Fidelity National Financial Inc 2,708
29,547 First American Financial Corp 1,685
6,461,668 Fubon Financial Holding Co Ltd 12,648
11,679 * Genworth Financial, Inc (Class A) 58
63,660 Gjensidige Forsikring BA 1,020
309,073 Globe Life, Inc 33,881
122,352 * Goosehead Insurance, Inc 7,695
283,494 e Great-West Lifeco, Inc 8,232
890 * Greenlight Capital Re Ltd (Class A) 9
18,556 Grupo Catalana Occidente S.A. 571
59,998 Hannover Rueckversicherung AG. 12,737
10,425 Hanover Insurance Group, Inc 1,178
2,431,237 Hanwha Life Insurance Co Ltd 4,776
140,234 * Hanwha Non-Life Insurance Co Ltd 431
313,801 Harel Insurance Investments & Finances Ltd 2,454
88,300 Hartford Financial Services Group, Inc 6,359
823,939 g HDFC Life Insurance Co Ltd 6,545
43,162 Helvetia Holding AG. 5,850
545 *,e Hippo Holdings, Inc 9
286,760 Hiscox Ltd 3,976
1,063 Horace Mann Educators Corp 32
247,845 Hyundai Marine & Fire Insurance Co Ltd 5,848
104,862 iA Financial Corp, Inc 7,144
199,822 g ICICI Lombard General Insurance Co Ltd 3,278
282,462 *,g ICICI Prudential Life Insurance Co Ltd 1,975
15,272 IDI Insurance Co Ltd 346
2,173,106 Insurance Australia Group Ltd 8,264
174,617 Intact Financial Corp 26,961
31 Investors Title Co 4
55,153 * IRB Brasil Resseguros S 502
118,616 James River Group Holdings Ltd 2,166
1,916,500 Japan Post Holdings Co Ltd 13,774
181,900 Japan Post Insurance Co Ltd 2,734
2,551,711 Just Retirement Group plc 2,521
17,993 Kemper Corp 868
960 Kinsale Capital Group, Inc 359
175,566 Korean Reinsurance Co 935
199,273 Lancashire Holdings Ltd 1,465
5,962,661 Legal & General Group plc 17,264
1,523 *,e Lemonade, Inc 26
36,100 * Lifenet Insurance Co 271
203,171 Lincoln National Corp 5,234
485,270 e Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 437
54,726 Loews Corp 3,250
1,871,622 Manulife Financial Corp 35,377

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
754,912 e Mapfre S.A. $ 1,501
3,814 * Markel Corp 5,275
1,517,448 Marsh & McLennan Cos, Inc 285,402
199,885 * Max Financial Services Ltd 1,979
1,641 * MBIA, Inc 14
2,450,229 Medibank Pvt Ltd 5,756
17,084 Menorah Mivtachim Holdings Ltd 363
328,890 Mercuries & Associates Holding Ltd 161
2,094,944 * Mercuries Life Insurance Co Lt 367
258,027 Mercury General Corp 7,810
2,701,197 Metlife, Inc 152,699
271,915 Migdal Insurance Holdings Ltd 331
977,791 Momentum Metropolitan Holdings 938
381,249 MS&AD Insurance Group Holdings Inc 13,501
139,987 Muenchener Rueckver AG. 52,553
77 National Western Life Group, Inc 32
147,565 New China Life Insurance Co Ltd - A 748
882,465 New China Life insurance Co Ltd - H 2,332
301 * NI Holdings, Inc 4
399,807 nib holdings Ltd 2,255
324,137 NN Group NV 11,999
4,375,804 Old Mutual Ltd 2,818
78,557 Old Republic International Corp 1,977
1,168,114 * Oscar Health, Inc 9,415
696,902 OUTsurance Group Ltd 1,259
505 * Palomar Holdings, Inc 29
168,075 * PB Fintech Ltd 1,431
9,228,388 People's Insurance Co Group of China Ltd 3,352
804,715 People's Insurance Co Group of China Ltd (Class A) 648
792,047 Phoenix Group Holdings plc 5,359
143,737 Phoenix Holdings Ltd 1,447
6,105,556 PICC Property & Casualty Co Ltd 6,798
5,634,976 Ping An Insurance Group Co of China Ltd 35,990
5,544,233 Ping An Insurance Group Co of China Ltd (Class A) 35,449
12,725 g Poste Italiane S.p.A 138
584,454 e Power Corp Of Canada 15,732
521,557 Powszechny Zaklad Ubezpieczen S.A. 5,059
97,805 Primerica, Inc 19,342
70,416 Principal Financial Group 5,340
1,836 ProAssurance Corp 28
767,587 Progressive Corp 101,605
50,445 Protector Forsikring ASA 778
106,440 Prudential Financial, Inc 9,390
2,938,200 Prudential plc 41,497
9,718,600 PT Panin Life Tbk 184
1,349,960 Qatar Insurance Co SAQ 819
1,323,441 QBE Insurance Group Ltd 13,818
163,400 e Qualitas Controladora SAB de C.V. 1,213
32,624 Reinsurance Group of America, Inc (Class A) 4,525
81,993 * Religare Enterprises Ltd 179
90,131 RenaissanceRe Holdings Ltd 16,811
1,043 RLI Corp 142
74,174 * Ryan Specialty Group Holdings, Inc 3,330
9,284 Safety Insurance Group, Inc 666
600,260 Sampo Oyj (A Shares) 26,959
26,952 Samsung Fire & Marine Insurance Co Ltd 4,703
67,753 Samsung Life Insurance Co Ltd 3,465
1,525,609 Sanlam Ltd 4,730
33,547 Santam Ltd 516
381,457 g SBI Life Insurance Co Ltd 6,086
119,551 SCOR SE 3,514
1,194 Selective Insurance Group, Inc 115

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
876,251 *,e Selectquote, Inc $ 1,709
10,736,866 Shin Kong Financial Holding Co Ltd 3,075
521,000 Shinkong Insurance Co Ltd 871
2,890 * SiriusPoint Ltd 26
372,654 Sompo Holdings, Inc 16,721
717,480 Steadfast Group Ltd 2,876
914 Stewart Information Services Corp 38
1,383,839 Storebrand ASA 10,793
592,456 Sun Life Financial, Inc 30,885
1,128,961 Suncorp-Metway Ltd 10,144
30,675 Swiss Life Holding 17,966
297,558 Swiss Re Ltd 29,983
248,500 Syarikat Takaful Malaysia BHD 177
449,100 T&D Holdings, Inc 6,586
65,595 Talanx AG. 3,766
27,207 Tiptree Inc 408
1,611,400 Tokio Marine Holdings, Inc 37,148
28,505 Tongyang Life Insurance Co Ltd 78
37,145 Topdanmark AS 1,826
258,200 TQM Corp PCL 195
186,946 Travelers Cos, Inc 32,465
37,010 * Trisura Group Ltd 1,050
70,479 *,e Trupanion, Inc 1,387
360,963 Tryg A.S. 7,817
1,476,625 Unipol Gruppo Finanziario S.p.A 7,891
97,705 Uniqa Versicherungen AG. 784
727 United Fire Group Inc 16
154,602 Universal Insurance Holdings, Inc 2,385
159,314 Unum Group 7,599
31,025 Vienna Insurance Group AG Wiener Versicherung Gruppe 811
286,821 W.R. Berkley Corp 17,083
2,242 White Mountains Insurance Group Ltd 3,114
375,390 Willis Towers Watson plc 88,404
23,213 Wuestenrot & Wuerttembergische AG. 397
304,605 *,e,g ZhongAn Online P&C Insurance Co Ltd 832
414,428 Zurich Insurance Group AG 197,139
TOTAL INSURANCE 3,173,279
MATERIALS - 4.7%
250,381 e 29Metals Ltd 142
50,400 *,e 5E Advanced Materials, Inc 165
149,410 Aarti Industries 919
59,842 * Aarti Pharmalabs Ltd 271
1,481,617 Abou Kir Fertilizers & Chemical Industries 2,149
152,335 Acerinox S.A. 1,619
65,338 ADEKA Corp 1,248
326,825 Adelaide Brighton Ltd 522
45,110 Advanced Enzyme Technologies Ltd 154
6,423 e Advanced Nano Products Co Ltd 607
102,999 Advanced Petrochemical Co 1,221
622 AdvanSix, Inc 22
68,054 Aeci Ltd 328
12,475 Aekyung Petrochemical Co Ltd 204
92,973 African Rainbow Minerals Ltd 981
66,625 Afrimat Ltd 216
518,623 Agnico-Eagle Mines Ltd 25,897
49,769 Agnico-Eagle Mines Ltd 2,487
38,752 Aica Kogyo Co Ltd 852
676,272 Air Liquide 121,279
134,629 Air Products & Chemicals, Inc 40,325
148,800 Air Water, Inc 2,066
7,443 Akzo Nobel India Ltd 221

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
85,627 Akzo Nobel NV $ 7,000
18,805 Al Masane Al Kobra Mining Co 391
345,341 Alamos Gold, Inc 4,114
113,072 Albemarle Corp 25,225
553,048 Alcoa Corp 18,765
645,584 Algoma Steel Group, Inc 4,561
14,012 Alkyl Amines Chemicals 466
3,323 * Allegheny Technologies, Inc 147
751,183 Alleima AB 3,421
33,000 Allied Supreme Corp 339
502,971 * Allkem Ltd 5,409
458,332 * Alpha HPA Ltd 353
198 e Alpha Metallurgical Resources, Inc 33
31,177 e Altius Minerals Corp 515
57,606 e Altri SGPS S.A. 262
28,369 Alujain Corp 340
2,073,432 Alumina Ltd 1,923
3,781,964 Aluminum Corp of China Ltd 1,637
825,687 Aluminum Corp of China Ltd (Class A) 626
515,991 * Ambuja Cements Ltd 2,686
28,997 Amcor plc 289
598 American Vanguard Corp 11
160,832 AMG Advanced Metallurgical Group NV 8,344
55,243 e Anglo American Platinum Ltd 2,497
1,051,324 Anglo American plc 29,935
356,381 AngloGold Ashanti Ltd 7,544
505,065 Anhui Conch Cement Co Ltd 1,344
91,645 Anhui Conch Cement Co Ltd (Class A) 300
22,820 Anhui Honglu Steel Construction Group Co Ltd 91
209,660 Antofagasta plc 3,899
18,784 Anupam Rasayan India Ltd 236
41,068 e APERAM 1,282
137,037 APL Apollo Tubes Ltd 2,184
1,262 Aptargroup, Inc 146
38,396 Arabian Cement Co 407
1,666,710 * Arafura Resources Ltd 341
198,970 * ArcelorMittal 5,429
29,351 * Archean Chemical Industries Ltd 192
200,776 * Arconic Corp 5,939
21,277 *,†,e Ardagh Group S.A. 125
117,715 e Ardagh Metal Packaging S.A. 443
1,065,951 * Argosy Minerals Ltd 279
210,999 Arkema 19,896
58,034 Asahi Holdings, Inc 784
1,073,208 Asahi Kasei Corp 7,267
38,154 Ashland Global Holdings, Inc 3,316
348,000 * Asia Cement China Holdings Corp 172
949,044 Asia Cement Corp 1,355
369,000 Asia Polymer 315
328,385 Asian Paints Ltd 13,485
49,600 * Asia-Potash International Investment Guangzhou Co Ltd 157
737,228 * Aspen Aerogels, Inc 5,817
50,145 * Associated Cement Co Ltd 1,111
96,354 Atalaya Mining plc 392
12,057 Atul Ltd 1,029
50,411 Aurubis AG. 4,328
47,055 Avery Dennison Corp 8,084
379,889 Avient Corp 15,537
3,056,195 *,†,e AVZ Minerals Ltd 1,191
1,093,123 * Axalta Coating Systems Ltd 35,865
86,583 * Aya Gold & Silver, Inc 555
1,550,274 B2Gold Corp 5,524

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,265 * Balaji Amines Ltd $ 319
641 Balchem Corp 86
213,804 Ball Corp 12,446
1,440,385 Baoshan Iron & Steel Co Ltd 1,115
1,846,318 Barrick Gold Corp 31,233
10,963 BASF India Ltd 351
898,300 BASF SE 43,642
12,753 Bayer CropScience Ltd 682
528,200 BBMG Corp 159
28,281 Bekaert S.A. 1,282
895,942 * Bellevue Gold Ltd 766
191,250 Berger Paints India Ltd 1,583
20,163,000 * Berkah Beton Sadaya Tbk PT 67
94,650 Berry Global Group, Inc 6,090
51,080 e BEWi ASA 192
6,471,130 BHP Billiton Ltd 194,535
277,272 BHP Group Ltd 8,275
186,059 Billerud AB 1,416
4,000 *,†,e Bio On S.p.A. 0 ^
28,588 Birla Corp Ltd 433
378,611 BlueScope Steel Ltd 5,211
488,326 Boliden AB 14,151
314,579 *,e Boral Ltd 847
75,802 Borregaard ASA 1,123
23,447 * Borusan Mannesmann Boru Sanayi 243
294,305 Boubyan Petrochemicals Co KSCP 714
496,500 Bradespar S.A. 2,303
17,900 Bradespar S.A. 78
251,188 Breedon Group plc 1,040
61,328 Brickworks Ltd 1,092
78,140 e Buzzi Unicem S.p.A. 1,958
7,400 C Uyemura & Co Ltd 423
1,244 Cabot Corp 83
790,114 * Calibre Mining Corp 829
105,291 *,e Calix Ltd 294
45,474 * Canfor Corp 816
45,797 CAP S.A. 339
244,245 * Capricorn Metals Ltd 663
347,117 *,e Capstone Copper Corp 1,575
85,783 Carborundum Universal Ltd 1,255
84,214 Carpenter Technology Corp 4,727
58,955 e Cascades, Inc 520
1,522,584 Castrol India Ltd 2,245
140,430 CCL Industries 6,903
701,894 Celanese Corp (Series A) 81,279
33,837 Cementir Holding NV 274
399,404 Cementos Argos S.A. 326
12,993,030 *,e Cemex S.A. de C.V. 9,185
5,082,187 Centamin plc 5,897
186,643 Centerra Gold, Inc 1,119
675,320 Central Asia Metals plc 1,545
210,480 * Century Aluminum Co 1,835
126,000 Century Iron & Steel Industrial Co Ltd 552
45,282 Century Plyboards India Ltd 366
41,481 Century Textile & Industries Ltd 436
102,640 CF Industries Holdings, Inc 7,125
276,414 * Chalice Gold Mines Ltd 1,164
138,584 Chambal Fertilizers & Chemicals Ltd 462
320,666 Champion Iron Ltd 1,305
194 Chase Corp 24
2,974 Chemours Co 110
59,219 * Chemplast Sanmar Ltd 329

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
632,000 Cheng Loong Corp $ 692
39,500 Chengxin Lithium Group Co Ltd 174
344,000 Chia Hsin Cement Corp 238
6,328,000 China BlueChemical Ltd 1,425
406,000 China General Plastics Corp 305
2,229,105 China Hongqiao Group Ltd 1,821
101,429 China Jushi Co Ltd 198
1,236,000 China Manmade Fibers Corp 327
150,000 China Metal Products 176
58,000 China Minmetals Rare Earth Co Ltd 237
3,436,614 China Molybdenum Co Ltd 1,809
985,744 China Molybdenum Co Ltd (Class A) 725
1,690,276 China National Building Material Co Ltd 1,044
1,214,000 China Nonferrous Mining Corp Ltd 576
177,029 China Northern Rare Earth Group High-Tech Co Ltd 586
2,456,000 China Oriental Group Co Ltd 337
2,855,000 China Petrochemical Development Corp 900
1,148,248 China Resources Cement Holdings Ltd 475
110,000 China Steel Chemical Corp 412
10,133,181 China Steel Corp 9,582
3,269,251 China XLX Fertiliser Ltd 1,403
4,462,240 *,†,e China Zhongwang Holdings Ltd 6
61,399 Chr Hansen Holding A/S 4,268
23,078 Chugoku Marine Paints Ltd 195
512,000 * Chun Yuan Steel 300
4,030 Chunbo Co Ltd 594
801,000 Chung Hung Steel Corp 629
328,000 Chung Hwa Pulp Corp 297
113,000 Cia Brasileira de Aluminio 119
177,522 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,305
32,800 Cia Ferro Ligas da Bahia - FERBASA 332
508,350 Cia Siderurgica Nacional S.A. 1,288
19,823 Ciech S.A. 261
31,552 Cimsa Cimento Sanayi Ve Tica 160
51,901 City Cement Co 355
150,367 Clariant AG. 2,175
20,523 Clean Science & Technology Ltd 350
559 * Clearwater Paper Corp 18
620,221 * Cleveland-Cliffs, Inc 10,395
16,400 CNGR Advanced Material Co Ltd 136
179,680 CNNC Hua Yuan Titanium Dioxide Co Ltd 146
6,998 * Coeur Mining, Inc 20
90,851 Commercial Metals Co 4,784
86,132 * Companhia Vale do Rio Doce 6
107,368 Compass Minerals International, Inc 3,651
1,131,060 * Constellium SE 19,454
48,247 Corbion NV 1,152
1,374,790 *,e Core Lithium Ltd 833
95,978 Coromandel International Ltd 1,111
4,927,908 g Coronado Global Resources, Inc 5,057
4,608,501 Corteva, Inc 264,067
28,489 e Corticeira Amorim SGPS S.A. 301
20,254 * Cosmochemical Co Ltd 727
215,843 g Covestro AG. 11,231
3,264,395 CRH plc 180,088
35,993 Croda International plc 2,573
1,754,708 Crown Holdings, Inc 152,431
397,232 CSR Ltd 1,378
1,389,200 D&L Industries Inc 184
211,200 Daicel Chemical Industries Ltd 1,890
21,331 Daido Steel Co Ltd 890
4,100 Daiken Corp 65

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,300 Daiki Aluminium Industry Co Ltd $ 257
77,899 e Daio Paper Corp 614
77,103 *,e Dakota Gold Corp 225
61,699 Dalmia Bharat Ltd 1,633
4,425 *,e Danimer Scientific, Inc 11
376,130 * Danube AG. 40,477
984,426 * De Grey Mining Ltd 892
48,522 Deepak Fertilizers & Petrochemicals Corp Ltd 334
53,599 Deepak Nitrite Ltd 1,423
64,949 Denki Kagaku Kogyo KK 1,227
357,132 Deterra Royalties Ltd 1,097
279,110 Dexco S.A. 487
67,101 e DIC Corp 1,221
1,009 *,e Diversey Holdings Ltd 8
69,300 Do-Fluoride New Materials Co Ltd 190
33,544 Dongbu Steel Co Ltd 232
25,466 Dongjin Semichem Co Ltd 821
15,213 * Dongkuk CM Co Ltd 127
8,103 Dongkuk Steel Mill Co Ltd 108
25,243 * Dongkuk Steel Mill Co Ltd 207
3,201 * Dongwha Enterprise Co Ltd 98
3,372 Dongwon Systems Corp 95
1,384,000 Dongyue Group 1,040
2,309 *,e Dottikon Es Holding AG. 634
586,584 Dow, Inc 31,241
45,079 Dowa Holdings Co Ltd 1,431
284,070 DRDGOLD Ltd 300
1,130,128 DS Smith plc 3,911
160,269 Dundee Precious Metals, Inc 1,059
3,198,120 DuPont de Nemours, Inc 228,474
61,398 Eagle Materials, Inc 11,446
960,500 Eastern Polymer Group PCL 187
40,083 Eastern Province Cement Co 503
10,894 Eastman Chemical Co 912
55,314 Ecolab, Inc 10,327
16,120 e Ecopro Co Ltd 9,311
65,163 EID Parry India Ltd 368
109,436 * El Ezz Steel Co 127
155,362 * Eldorado Gold Corp 1,573
404,747 Element Solutions, Inc 7,771
464,438 * Elementis plc 602
241,189 g Elkem ASA 558
75,102 Elopak ASA 163
925,764 Empresas CMPC S.A. 1,771
7,313 EMS-Chemie Holding AG. 5,542
423,340 e Ence Energia y Celulosa S.A. 1,336
7,212 * Enchem Co Ltd 392
195,706 Endeavour Mining plc 4,700
172,991 * Endeavour Silver Corp 503
245,333 * Equinox Gold Corp 1,124
7,897 Eramet 722
1,120,895 * Eregli Demir ve Celik Fabrikalari TAS 1,591
266,015 * ERO Copper Corp 5,382
122,091 Essel Propack Ltd 320
239,748 Essentra plc 494
668,850 Eternal Chemical Co Ltd 695
85,000 EVERGREEN Steel Corp 183
446,000 Everlight Chemical Industrial Corp 313
1,538,003 Evolution Mining Ltd 3,349
77,153 Evonik Industries AG. 1,470
769,000 Feng Hsin Iron & Steel Co 1,761
258,319 * Ferrexpo plc 294

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
72,091 * Filo Corp $ 1,405
7,567 Fine Organic Industries Ltd 452
33,792 Fineotex Chemical Ltd 124
498,605 Finolex Industries Ltd 1,070
1,286,478 *,†,e Firefinch Ltd 129
228,002 e First Majestic Silver Corp 1,289
553,225 First Quantum Minerals Ltd 13,088
11,274 FMC Corp 1,176
42,872 Foosung Co Ltd 417
2,983,139 Formosa Chemicals & Fibre Corp 6,434
3,318,019 Formosa Plastics Corp 9,140
176,456 g Forterra plc 362
1,390,078 Fortescue Metals Group Ltd 20,627
235,507 * Fortuna Silver Mines, Inc 766
37,020 FP Corp 755
190,692 e Franco-Nevada Corp 27,178
2,509,734 Freeport-McMoRan, Inc (Class B) 100,389
56,435 FUCHS PETROLUB SE 2,233
1,275,000 Fufeng Group Ltd 646
29,877 Fuji Seal International, Inc 316
235,725 Fujimi, Inc 5,826
10,730 Fujimori Kogyo Co Ltd 267
11,026,676 Fushan International Energy Group Ltd 2,778
87,900 Fuso Chemical Co Ltd 2,765
964 FutureFuel Corp 9
11,151 Galaxy Surfactants Ltd 361
82,480 Ganfeng Lithium Co Ltd 695
352,880 *,e,g Ganfeng Lithium Co Ltd 2,315
169,979 * GEM Co Ltd 162
985,740 Gerdau S.A. (Preference) 5,161
62,969 GHCL Ltd 396
709,310 *,e Ginkgo Bioworks Holdings, Inc 1,319
10,284 e Givaudan S.A. 34,111
647,633 Glatfelter Corp 1,956
30,638,836 Glencore Xstrata plc 173,718
134,311 * Global Atomic Corp 302
579,000 * Global New Material International Holdings Ltd 324
286,000 Gloria Material Technology Corp 531
22,142 Godawari Power and Ispat Ltd 143
756,048 * GoGold Resources, Inc 867
762,759 Gold Fields Ltd 10,604
870,112 Gold Road Resources Ltd 872
666,000 Goldsun Development & Construction Co Ltd 589
792,000 Grand Pacific Petrochemical 496
577,222 Grange Resources Ltd 207
88,061 Granges AB 840
797,492 Graphic Packaging Holding Co 19,164
218,029 Grasim Industries Ltd 4,619
605,755 *,† Great Basin Gold Ltd 5
4,118,082 *,e Greatland Gold plc 377
47,969 Greenpanel Industries Ltd 195
509 Greif, Inc (Class A) 35
157 Greif, Inc (Class B) 12
29,721 * Grupa Azoty S.A. 192
229,626 Grupo Argos S.A. 531
136,600 e Grupo Cementos de Chihuahua SAB de C.V. 1,170
2,638,938 e Grupo Mexico S.A. de C.V. (Series B) 12,705
163,800 Guangdong HEC Technology Holding Co Ltd 163
110,724 Guangzhou Tinci Materials Technology Co Ltd 630
17,665 Gujarat Alkalies & Chemicals Ltd 146
21,772 Gujarat Fluorochemicals Ltd 780
518,867 Gujarat Narmada Valley Fertilizers Co Ltd 3,798

SHARES DESCRIPTION
REFERENCERATE & SPREAD
149,044 Gujarat State Fertilisers & Chemicals Ltd $ 298
2,267 e Gurit Holding AG. 211
1,078 H.B. Fuller Co 77
53,400 Hangzhou Oxygen Plant Group Co Ltd 253
11,998 Hanil Cement Co Ltd 113
7,604 Hansol Chemical Co Ltd 1,393
87,448 * Hanwha Chemical Corp 2,820
32,600 * Haohua Chemical Science & Technology Co Ltd 169
456,364 Harmony Gold Mining Co Ltd 1,922
250 Hawkins, Inc 12
417 Haynes International, Inc 21
11,730 Hecla Mining Co 60
1,070,476 HeidelbergCement AG. 88,034
67,346 HeidelbergCement India Ltd 141
936,562 * Hektas Ticaret TAS 1,083
162,700 Henan Shenhuo Coal & Power Co Ltd 292
351,669 Hengli Petrochemical Co Ltd 695
196,094 Hengyi Petrochemical Co Ltd 183
873,316 Hesteel Co Ltd 272
389,052 Hexpol AB 4,131
169,343 Hill & Smith Holdings plc 3,230
151,316 Himadri Speciality Chemical Ltd 245
1,034,575 Hindalco Industries Ltd 5,335
191,678 Hindustan Copper Ltd 272
1,350,477 Hochschild Mining plc 1,217
97,229 e Hokuetsu Paper Mills Ltd 586
11,507 Holcim Ltd 776
99,342 Holmen AB 3,570
18,290 Honam Petrochemical Corp 2,153
33,400 Hoshine Silicon Industry Co Ltd 323
173,000 Hsin Kuang Steel Co Ltd 258
883,000 e Huabao International Holdings Ltd 324
184,600 Huafon Chemical Co Ltd 175
211,000 Huaibei Mining Holdings Co Ltd 335
39,401 Huaxin Cement Co Ltd 67
27,351 Hubei Feilihua Quartz Glass Co Ltd 186
51,900 Hubei Xingfa Chemicals Group Co Ltd 159
12,591 Huchems Fine Chemical Corp 212
1,054,805 HudBay Minerals, Inc 5,056
80,022 e Huhtamaki Oyj 2,626
24,170 Hunan Changyuan Lico Co Ltd 38
509,411 Hunan Valin Steel Co Ltd 335
3,512 Huntsman Corp 95
2,312 Hyosung Advanced Materials Corp 812
2,114 Hyosung TNC Co Ltd 614
68,104 Hyundai Steel Co 1,755
134,279 * i-80 Gold Corp 302
377,190 * IAMGOLD Corp 999
327,531 g Ibstock plc 582
356,724 Iluka Resources Ltd 2,656
410,660 Imdex Ltd 519
27,795 Imerys S.A. 1,083
721,773 Impala Platinum Holdings Ltd 4,808
1,619,428 Incitec Pivot Ltd 2,963
556,448 Independence Group NL 5,680
76,930 India Cements Ltd 199
9,864 Indigo Paints Ltd 172
1,205,204 Indorama Ventures PCL 1,167
167,511 *,e Industrias Penoles S.A. de C.V. 2,353
845 * Ingevity Corp 49
2,536,318 Inner Mongolia BaoTou Steel Union Co Ltd 626
472,188 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 267
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 188
148,994 Innospec, Inc 14,965

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
41,032 * Interfor Corp $ 774
646,000 International CSRC Investment Holdings Co 447
818,376 International Flavors & Fragrances, Inc 65,135
6,790 International Paper Co 216
381 * Intrepid Potash, Inc 9
9,082,364 * ioneer Ltd 2,074
232,180 Israel Chemicals Ltd 1,274
3,161 Israel Corp Ltd 836
11,776 ISU Chemical Co Ltd 237
2,889 * ISU Specialty Chemical 713
243 *,e Ivanhoe Electric, Inc 3
749,918 *,e Ivanhoe Mines Ltd 6,850
363,373 James Hardie Industries NV 9,693
38,843 * Jastrzebska Spolka Weglowa S.A. 383
17,000 JCU Corp 404
405,049 JFE Holdings, Inc 5,791
12,300 Jiangsu Yangnong Chemical Co Ltd 148
31,600 Jiangsu Yoke Technology Co Ltd 318
1,143,115 Jiangxi Copper Co Ltd 1,767
114,409 Jiangxi Copper Co Ltd (Class A) 300
25,000 Jinan Acetate Chemical Co Ltd 445
3,551,000 e Jinchuan Group International Resources Co Ltd 182
245,766 Jindal Saw Ltd 768
309,005 Jindal Steel & Power Ltd 2,196
226,900 * Jinduicheng Molybdenum Co Ltd 349
28,600 JK Cement Ltd 1,181
53,685 JK Lakshmi Cement Ltd 472
60,349 JK Paper Ltd 236
189,359 Johnson Matthey plc 4,204
306,805 JSL Ltd 1,239
155,728 JSR Corp 4,475
516,447 JSW Steel Ltd 4,956
60,729 Jubilant Ingrevia Ltd 316
420,348 K&S AG. 7,330
181,633 * K92 Mining, Inc 788
56 Kaiser Aluminum Corp 4
40,515 Kaneka Corp 1,135
126,875 Kansai Nerolac Paints Ltd 697
135,000 Kansai Paint Co Ltd 1,991
192,700 Kanto Denka Kogyo Co Ltd 1,322
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) 602
158,140 * Karora Resources, Inc 483
3,618 KCC Corp 542
11,200 e KeePer Technical Laboratory Co Ltd 382
167,397 Kemira Oyj 2,670
6,539 KG Chemical Corp 217
110,122 KGHM Polska Miedz S.A. 3,049
25,100 e KH Neochem Co Ltd 410
11,700 * Kimteks Poliuretan Sanayi VE Ticaret AS. 44
1,428,421 Kinross Gold Corp 6,815
48,552 Kirloskar Ferrous Industries Ltd 279
61,202 Kirloskar Oil Engines Ltd 293
623,538 Klabin S.A. 2,835
1,398 * Knife River Corp 61
905,400 Kobe Steel Ltd 8,340
16,044 Kolon Industries, Inc 611
25,558 e Konishi Co Ltd 408
698 Koppers Holdings, Inc 24
13,442 Korea Kumho Petrochemical 1,359
2,299 Korea Petrochemical Ind Co Ltd 245
6,689 Korea Zinc Co Ltd 2,485
801,369 Koza Altin Isletmeleri AS 769
129,911 * Koza Anadolu Metal Madencilik Isletmeleri AS 259
1,291 Kronos Worldwide, Inc 11

SHARES DESCRIPTION
REFERENCERATE & SPREAD
25,546 *,e Kum Yang Co Ltd $ 1,041
55,040 Kumba Iron Ore Ltd 1,294
49,548 Kumiai Chemical Industry Co Ltd 387
231,600 e Kuraray Co Ltd 2,255
12,900 Kureha CORP 739
22,716 Kyoei Steel Ltd 321
200,858 e Labrador Iron Ore Royalty Corp 4,712
33,409 * Lake Materials Co Ltd 495
1,146,505 *,e Lake Resources NL 232
67,770 Lanxess AG. 2,045
25,133 * Largo, Inc 107
63,295 Laxmi Organic Industries Ltd 201
1,196,000 e Lee & Man Paper Manufacturing Ltd 398
10,709 Lenzing AG. 525
816,893 * Leo Lithium Ltd 588
79,981 LG Chem Ltd 40,715
6,985 LG Chem Ltd (Preference) 1,876
24,766 * Linde India Ltd 1,306
1,555,871 Linde plc 592,911
448,873 Linde plc 171,196
44,700 Lintec Corp 707
1,280,264 * Liontown Resources Ltd 2,438
561,957 *,e Lithium Americas Corp 11,357
249,590 *,e Lithium Americas Corp 5,051
4,278 *,e Livent Corp 117
144,754 Lomon Billions Group Co Ltd 329
684,477 Long Chen Paper Co Ltd 378
2,389,676 g Lotte Chemical Titan Holding BHD 600
57,330 Louisiana-Pacific Corp 4,299
128 * LSB Industries, Inc 1
89,340 Lundin Gold, Inc 1,069
828,246 Lundin Mining Corp 6,490
143,800 Luxi Chemical Group Co Ltd 209
2,223,473 * Lynas Corp Ltd 10,217
5,303 LyondellBasell Industries NV 487
87,191 Madras Cements Ltd 985
11,733 Maeda Kosen Co Ltd 262
84,589 * MAG. Silver Corp 942
26,429 Maharashtra Seamless Ltd 154
54,242 * Major Drilling Group International 374
173,713 Marshalls plc 531
14,727 Martin Marietta Materials, Inc 6,799
48,600 Maruichi Steel Tube Ltd 1,116
352 Materion Corp 40
12,421 Meghmani Finechem Ltd 168
9,355,576 * Merdeka Copper Gold Tbk PT 1,915
3,564,988 Mesaieed Petrochemical Holding Co 1,880
1,894,200 Metalurgica Gerdau S.A. 4,676
53,729 e Methanex Corp 2,220
27,128 * Methanol Chemicals Co 185
19,427 Middle East Paper Co 180
176,249 *,e Mincor Resources NL 165
568,641 Mineral Resources Ltd 27,234
220,883 Minerals Technologies, Inc 12,743
16,864 Miquel y Costas & Miquel S.A. 212
34,463 Misr Fertilizers Production Co SAE 258
7,500 Mitani Sekisan Co Ltd 256
1,055,534 Mitsubishi Chemical Holdings Corp 6,349
127,300 Mitsubishi Gas Chemical Co, Inc 1,854
103,000 Mitsubishi Materials Corp 1,854
141,400 Mitsui Chemicals, Inc 4,168
44,364 Mitsui Mining & Smelting Co Ltd 1,024
910 Miwon Commercial Co Ltd 122
2,560,000 * MMG Ltd 747

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
18,734 MNTech Co Ltd $ 317
393,222 Mondi plc 5,999
12,981 *,† Mongolian Metals Corporation 0
6,583 Mosaic Co 230
668,895 Mount Gibson Iron Ltd 194
12,976 * MP Materials Corp 297
144,202 e M-real Oyj (B Shares) 1,064
235,041 Myers Industries, Inc 4,567
81,719 Najran Cement Co 309
10,190 Namhae Chemical Corp 67
32,000 Nan Pao Resins Chemical Co Ltd 169
4,146,887 Nan Ya Plastics Corp 9,673
181,300 e Nanofilm Technologies International Ltd 182
137,093 *,e NanoXplore, Inc 335
200,000 Nantex Industry Co Ltd 241
5,998,607 National Aluminium Co Ltd 6,025
276,813 * National Industrialization Co 1,108
26,332 Navin Fluorine International Ltd 1,447
11,762 Neogen Chemicals Ltd 232
513,869 * New Gold, Inc 559
57,284 * New Pacific Metals Corp 124
735,624 Newcrest Mining Ltd 13,122
4,716 NewMarket Corp 1,896
965,510 Newmont Goldcorp Corp 41,189
1,533,766 Nickel Mines Ltd 913
80,681 Nihon Parkerizing Co Ltd 602
1,687,151 Nine Dragons Paper Holdings Ltd 1,042
87,200 Ningbo Shanshan Co Ltd 182
393,206 Ningxia Baofeng Energy Group Co Ltd 684
104,566 Nippon Kayaku Co Ltd 895
54,003 Nippon Light Metal Holdings Co Ltd 545
822,800 Nippon Paint Co Ltd 6,809
77,980 Nippon Paper Industries Co Ltd 642
155,200 Nippon Pillar Packing Co Ltd 5,041
22,728 Nippon Shokubai Co Ltd 850
17,684 Nippon Soda Co Ltd 637
664,727 Nippon Steel Corp 13,912
104,400 Nissan Chemical Industries Ltd 4,502
48,714 Nittetsu Mining Co Ltd 1,519
123,200 Nitto Denko Corp 9,145
623,733 * NMDC Steel Ltd 331
102,670 NOCIL Ltd 277
185,982 NOF Corp 7,990
2,901,836 Norsk Hydro ASA 17,299
68,883 e,g Norske Skog ASA 271
286,335 * Northam Platinum Holdings Ltd 1,909
55,538 Northern Region Cement Co 178
948,603 Northern Star Resources Ltd 7,728
368,445 * Novagold Resources Inc 1,470
212,183 *,e Novagold Resources, Inc 841
96,169 Novozymes AS 4,487
200,561 Nucor Corp 32,888
1,565,456 Nufarm Ltd 5,330
42,692 Nuh Cimento Sanayi AS. 221
858,115 e Nutrien Ltd 50,661
109,674 * Nuvoco Vistas Corp Ltd 471
2,637,988 OceanaGold Corp 5,197
7,535 OCI Co Ltd 651
5,077 * OCI Co Ltd 470
108,380 OCI NV 2,603
642,158 * O-I Glass, Inc 13,697
758,505 OJI Paper Co Ltd 2,836
16,000 Okamoto Industries, Inc 434
102,986 Olin Corp 5,292

SHARES DESCRIPTION
REFERENCERATE & SPREAD
321 Olympic Steel, Inc $ 16
119,157 Omnia Holdings Ltd 381
802,748 Orbia Advance Corp SAB de C.V. 1,730
371,828 Orica Ltd 3,684
474,000 Oriental Union Chemical Corp 338
1,436 *,e Origin Materials, Inc 6
444,329 Orion Engineered Carbons SA 9,429
162,013 * Orla Mining Ltd 680
4,907,756 Orora Ltd 10,783
9,100 Osaka Organic Chemical Industry Ltd 184
12,000 Osaka Soda Co Ltd 454
21,900 Osaka Titanium Technologies 450
143,058 e Osisko Gold Royalties Ltd 2,199
241,882 * Osisko Mining, Inc 588
314,013 e Outokumpu Oyj 1,681
270,407 * Oyak Cimento Fabrikalari AS 433
109,400 Pacific Metals Co Ltd 1,163
454,832 Packaging Corp of America 60,111
1,502 Pactiv Evergreen, Inc 11
3,446,248 Pan African Resources plc 550
2,008,915 e Pan American Silver Corp 29,290
432,893 Pan American Silver Corp (Toronto) 6,307
508,266 * Pangang Group Vanadium Titanium & Resources Co Ltd 274
229,073 *,g Paradeep Phosphates Ltd 177
133,015 PCBL Ltd 264
2,407,155 e Perenti Global Ltd 1,650
4,167 *,e Perimeter Solutions S.A. 26
5,853,340 Perseus Mining Ltd 6,502
979,003 * Petkim Petrokimya Holding 565
2,335,215 Petronas Chemicals Group BHD 3,006
13,469 PI Advanced Materials Co Ltd 390
68,772 PI Industries Ltd 3,293
130,234 Pidilite Industries Ltd 4,131
429 * Piedmont Lithium, Inc 25
2,216,124 Pilbara Minerals Ltd 7,284
162,900 * PMB Technology Bhd 135
592 * PolyMet Mining Corp 0 ^
15,541 Polyplex Corp Ltd 249
220,300 Polyplex PCL (Foreign) 86
591 *,†,e Polyus PJSC (GDR) 0 ^
158,645 Poongsan Corp 5,243
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 563
62,599 POSCO 18,526
17,535 POSCO M-Tech Co Ltd 309
26,908 POSCO Refractories & Environment Co Ltd 7,260
119,100 PPG Industries, Inc 17,663
1,075,402 * PQ Group Holdings, Inc 12,324
3,055,468 Press Metal BHD 3,084
126,676 * Prism Cement Ltd 200
9,028 Privi Speciality Chemicals Ltd 119
6,237,800 PT Aneka Tambang Tbk 814
23,089,321 PT Barito Pacific Tbk 1,151
1,996,697 PT Indah Kiat Pulp and Paper Corp Tbk 1,135
984,500 PT Indocement Tunggal Prakarsa Tbk 653
1,064,800 PT Pabrik Kertas Tjiwi Kimia Tbk 440
2,821,523 PT Semen Gresik Persero Tbk 1,149
2,862,200 PT Timah Tbk 169
2,004,800 PT Vale Indonesia Tbk 846
1,919,509 PTT Global Chemical PCL 2,022
1,449 *,e PureCycle Technologies, Inc 15
33,966 Qassim Cement Co 663
2,262,375 Qatar Aluminum Manufacturing Co 798
239,990 Qatar National Cement Co 254
228,227 Qatari Investors Group 103

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
289,200 * Qinghai Salt Lake Industry Co Ltd $ 765
1,424 Quaker Chemical Corp 278
117,923 Rain Commodities Ltd 235
15,226 * Rajratan Global Wire Ltd 156
69,861 Rallis India Ltd 168
685 * Ramaco Resources, Inc 7
531 Ramaco Resources, Inc 4
792,699 Ramelius Resources Ltd 674
42,502 Ramkrishna Forgings Ltd 231
1,491 * Ranpak Holdings Corp 7
42,885 Rashtriya Chemicals & Fertilizers Ltd 57
23,009 Ratnamani Metals & Tubes Ltd 638
159,864 * Rayonier Advanced Materials, Inc 684
32,234 e Recticel S.A. 384
613,912 Regis Resources Ltd 757
232,557 Reliance Steel & Aluminum Co 63,160
155,683 Rengo Co Ltd 959
1,769,986 * Resolute Mining Ltd 465
50,762 Rhi Magnesita India Ltd 400
19,991 Rhi Magnesita NV 673
304,977 Rio Tinto Ltd 23,355
1,051,209 Rio Tinto plc 66,804
568,824 Rongsheng Petro Chemical Co Ltd 913
12,742 Rossari Biotech Ltd 135
71,904 Royal Bafokeng Platinum Ltd 477
50,050 Royal Gold, Inc 5,745
3,069 RPM International, Inc 275
347,435 Ryerson Holding Corp 15,072
142,112 e Sa des Ciments Vicat 4,517
201,575 SABIC Agri-Nutrients Co 7,001
306,475 Sahara International Petrochemical Co 3,061
32,600 Sakata INX Corp 276
122,644 Salzgitter AG. 4,444
4,273 Sam-A Aluminum Co Ltd 309
13,421 Samsung Fine Chemicals Co Ltd 709
19,000 San Fu Chemical Co Ltd 86
395,199 Sandfire Resources NL 1,569
208,264 e Sandstorm Gold Ltd 1,067
11,811 Sanyo Chemical Industries Ltd 348
15,206 Sanyo Special Steel Co Ltd 301
440,193 e Sappi Ltd 912
10,250 * Sarda Energy & Minerals Ltd 184
887,856 * Sasa Polyester Sanayi AS 1,944
487,508 Sasol Ltd 6,040
1,093,086 * Saudi Arabian Mining Co 12,349
44,604 Saudi Aramco Base Oil Co 1,640
772,393 Saudi Basic Industries Corp 18,284
60,271 Saudi Cement Co 955
325,171 Saudi Industrial Investment Group 2,318
610,860 * Saudi Kayan Petrochemical Co 2,260
6,180,973 * Sayona Mining Ltd 729
898,800 SCG Packaging PCL 946
109,184 Schnitzer Steel Industries, Inc (Class A) 3,274
370 Schweitzer-Mauduit International, Inc 6
664,000 Scientex BHD 491
32,784 e Scotts Miracle-Gro Co (Class A) 2,055
52,214 * Seabridge Gold, Inc 629
7,230 Seah Besteel Corp 142
1,348 SeAH Steel Corp 213
2,047,740 Sealed Air Corp 81,910
8,218,300 *,† Sekawan Intipratama Tbk PT 0 ^
10,829 Semapa-Sociedade de Investimento e Gestao 154
440 Sensient Technologies Corp 31
751,594 Sesa Sterlite Ltd 2,560

SHARES DESCRIPTION
REFERENCERATE & SPREAD
115,000 Sesoda Corp $ 144
584,600 Shandong Chenming Paper Holdings Ltd (Class B) 146
206,768 Shandong Gold Mining Co Ltd - A 671
757,755 g Shandong Gold Mining Co Ltd - H 1,393
133,307 Shandong Hualu Hengsheng Chemical Co Ltd 563
661,166 Shandong Nanshan Aluminum Co Ltd 276
111,811 Shandong Sun Paper Industry JSC Ltd 165
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 130
93,677 Shanghai Putailai New Energy Technology Co Ltd 494
414,100 * Shanghai Zhongyida Co Ltd 143
157,629 * Shanxi Meijin Energy Co Ltd 164
266,363 Shanxi Taigang Stainless Steel Co Ltd 142
35,775 Sharda Cropchem Ltd 242
41,700 * Shenghe Resources Holding Co Ltd 74
41,748 Shenzhen Capchem Technology Co Ltd 299
8,800 Shenzhen Dynanonic Co Ltd 134
54,960 Shenzhen Senior Technology Material Co Ltd 130
33,000 Shenzhen YUTO Packaging Technology Co Ltd 111
231,646 Sherwin-Williams Co 61,507
154,000 * Shihlin Paper Corp 256
25,100 Shikoku Chemicals Corp 263
600,000 Shin-Etsu Chemical Co Ltd 20,051
183,403 Shin-Etsu Polymer Co Ltd 1,948
1,007,000 Shinkong Synthetic Fibers Corp 557
78,000 * Shiny Chemical Industrial Co Ltd 330
146,300 Showa Denko KK 2,377
7,645 Shree Cement Ltd 2,229
659,583 Siam Cement PCL 5,997
86,800 Siam City Cement PCL 342
2,362,084 Sibanye Stillwater Ltd 3,643
530,000 Sichuan Hebang Biotechnology Co Ltd 178
35,900 Sichuan Yahua Industrial Group Co Ltd 88
320,862 SIG Combibloc Group AG. 8,864
53,534 e Sika AG. 15,332
502,578 Silgan Holdings, Inc 23,566
1,906,455 * Silver Lake Resources Ltd 1,243
162,896 Silvercorp Metals, Inc 464
127,678 *,e SilverCrest Metals, Inc 748
137,767 Sims Ltd 1,453
1,490,000 e Sinofert Holdings Ltd 181
81,600 Sinoma Science & Technology Co Ltd 231
39,388 Sinomine Resource Group Co Ltd 277
224,000 Sinon Corp 257
765,467 Sinopec Shanghai Petrochemical Co Ltd (Class A) 328
8,138 SK Chemicals Co Ltd 435
20,198 *,g SK IE Technology Co Ltd 1,496
14,870 SKC Co Ltd 1,109
49,949 * Skeena Resources Ltd 241
28,568 Skshu Paint Co Ltd 258
856,500 Smurfit Kappa Group plc 28,586
124,111 Sociedad Quimica y Minera de Chile S.A. (Class B) 9,040
27,919 SOL S.p.A. 806
434,000 Solar Applied Materials Technology Co 536
22,312 Solar Industries India Ltd 1,019
31,921 *,e Solaris Resources, Inc 143
1,285,132 *,e SolGold plc 260
52,059 Solvay S.A. 5,821
76,090 Sonoco Products Co 4,491
2,946 Soulbrain Co Ltd 566
3,746,781 South32 Ltd 9,433
86,274 South32 Ltd (W/I) 219
90,284 Southern Copper Corp 6,477
52,872 Southern Province Cement Co 757
126,488 SRF Ltd 3,539

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
325,962 Ssab Svenskt Stal AB (Series A) $ 2,319
1,995,484 Ssab Svenskt Stal AB (Series B) 13,837
733,074 e SSR Mining, Inc 10,398
371,028 e SSR Mining, Inc 5,261
82,930 Steel Dynamics, Inc 9,034
29,879 Stelco Holdings, Inc 975
43,787 Stella-Jones, Inc 2,255
552 Stepan Co 53
2,054 STO AG. 345
381,222 Stora Enso Oyj (R Shares) 4,423
103,300 Straits Trading Co Ltd 158
28,112 Sumitomo Bakelite Co Ltd 1,172
1,127,600 Sumitomo Chemical Co Ltd 3,427
94,336 Sumitomo Chemical India Ltd 502
203,800 Sumitomo Metal Mining Co Ltd 6,579
25,221 Sumitomo Osaka Cement Co Ltd 667
987,355 * Summit Materials, Inc 37,371
1,042,126 SunCoke Energy, Inc 8,202
32,400 Sunresin New Materials Co Ltd 279
86,837 Supreme Industries Ltd 3,389
64,386 Supreme Petrochem Ltd 350
7,067,200 Surya Esa Perkasa Tbk PT 273
649,217 Suzano SA 5,996
18,482 Suzhou TA&A Ultra Clean Technology Co Ltd 91
630,524 Svenska Cellulosa AB (B Shares) 8,049
383 Sylvamo Corp 15
256,623 Symrise AG. 26,908
512,291 *,e Syrah Resources Ltd 311
24,900 T Hasegawa Co Ltd 596
1,088,620 TA Chen Stainless Pipe 1,659
269 Taekwang Industrial Co Ltd 129
93,300 Taiheiyo Cement Corp 1,845
2,547,145 Taiwan Cement Corp 3,118
2,810,000 Taiwan Fertilizer Co Ltd 5,467
232,000 Taiwan Hon Chuan Enterprise Co Ltd 787
29,000 Taiyo Ink Manufacturing Co Ltd 539
149,119 Taiyo Nippon Sanso Corp 3,240
13,755 Takasago International Corp 259
63,314 Takiron Co Ltd 253
140,400 Tangshan Jidong Cement Co Ltd 143
248,216 * Taseko Mines Ltd 356
125,523 Tata Chemicals Ltd 1,535
6,227,273 * Tata Steel Ltd 8,532
6,430 Tatva Chintan Pharma Chem Ltd 145
12,869 TCC Steel 345
517,197 Teck Cominco Ltd 21,762
42,748 Teck Resources Ltd 1,800
150,300 Teijin Ltd 1,508
9,400 Tenma Corp 171
19,203 e Tessenderlo Chemie NV 629
4,433,504 ThyssenKrupp AG. 34,725
1,306,000 Tiangong International Co Ltd 318
79,700 Tianqi Lithium Corp 770
145,900 Tianshan Aluminum Group Co Ltd 121
38,900 * Tibet Summit Resources Co Ltd 98
638,816 *,e Tietto Minerals Ltd 199
132 * TimkenSteel Corp 3
507,100 Tipco Asphalt PCL 267
83,582 Titan Cement International S.A. 1,581
582,400 TOA Paint Thailand PCL 448
74,203 e Toagosei Co Ltd 666
30,524 e Toho Titanium Co Ltd 372
169,529 e Tokai Carbon Co Ltd 1,561
4,100 Tokushu Tokai Holdings Co Ltd 92

SHARES DESCRIPTION
REFERENCERATE & SPREAD
48,541 Tokuyama Corp $ 801
27,214 Tokyo Ohka Kogyo Co Ltd 1,669
277,904 Tokyo Steel Manufacturing Co Ltd 2,630
564,000 * Ton Yi Industrial Corp 359
71,878 Tongkun Group Co Ltd 131
659,000 Tongling Nonferrous Metals Group Co Ltd 263
1,219,281 Toray Industries, Inc 6,798
456,518 * Torex Gold Resources, Inc 6,486
992,200 Tosoh Corp 11,736
5,400 e Toyo Gosei Co Ltd 390
33,600 Toyo Ink Manufacturing Co Ltd 508
108,500 Toyo Seikan Kaisha Ltd 1,599
73,448 Toyobo Co Ltd 527
5,268,000 TPI Polene PCL 219
56,992 Transcontinental, Inc 631
944 Tredegar Corp 6
996 Trimas Corp 27
123 Trinseo plc 2
41,338 Triple Flag Precious Metals Corp 569
2,438 Tronox Holdings plc 31
506,000 TSRC Corp 418
1,221,990 Tung Ho Steel Enterprise Corp 2,338
40,271 Turpaz Industries Ltd 120
501,643 UACJ Corp 9,538
322,926 UBE Industries Ltd 5,552
99,917 Ultra Tech Cement Ltd 10,117
5,298 Umicore S.A. 148
38,260 Uniao de Industrias Petroquimicas S.A. 632
2,087 Unid Co Ltd 107
17 United States Lime & Minerals, Inc 4
70,281 United States Steel Corp 1,758
327,000 Universal Cement Corp 323
727,000 UPC Technology Corp 347
428,201 UPL Ltd 3,596
313,213 UPM-Kymmene Oyj 9,333
129,890 Usha Martin Ltd 429
661,000 USI Corp 491
434,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 641
3,220,710 Vale S.A. 43,197
84 e Valhi, Inc 1
247,278 Valvoline, Inc 9,275
61,323 g Verallia S.A. 2,303
25,945 Vetropack Holding AG. 1,203
32,102 * Victoria Gold Corp 187
72,887 Victrex plc 1,290
51,375 Vidrala S.A. 4,857
20,806 Vinati Organics Ltd 463
183,472 Voestalpine AG. 6,593
66,549 * Vulcan Energy Resources Ltd 187
32,315 Vulcan Materials Co 7,285
60,530 Vulcan Steel Ltd 331
19,266 Wacker Chemie AG. 2,647
172,696 Wanhua Chemical Group Co Ltd 2,090
432 Warrior Met Coal, Inc 17
54,062 Weihai Guangwei Composites Co Ltd 230
63,753 Welspun-Gujarat Stahl Ltd 203
116,808 * Wesdome Gold Mines Ltd 608
862,225 * West African Resources Ltd 504
2,230,000 West China Cement Ltd 225
30,238 West Coast Paper Mills Ltd 185
57,334 West Fraser Timber Co Ltd 4,926
31,291 Western Superconducting Technologies Co Ltd 240
260,878 Westlake Chemical Corp 31,167
15,605 WestRock Co 454

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
67,677 e Wheaton Precious Metals Corp $ 2,925
425,815 Wheaton Precious Metals Corp 18,415
87,560 Wienerberger AG. 2,680
27,465 Winpak Ltd 854
59,245 Worthington Industries, Inc 4,116
240,700 *,e W-Scope Corp 2,190
68,915 Xiamen Tungsten Co Ltd 181
168,700 Xinjiang Zhongtai Chemical Co Ltd 150
78,778 Yamama Cement Co 791
168,705 Yamato Kogyo Co Ltd 7,209
64,234 Yanbu Cement Co 738
236,227 Yanbu National Petrochemical Co 3,004
128,626 e Yara International ASA 4,545
233,000 Yeun Chyang Industrial Co Ltd 220
838,150 Yieh Phui Enterprise 424
161,723 Yintai Gold Co Ltd 262
14,955 Yodogawa Steel Works Ltd 353
25,740 YongXing Special Materials Technology Co Ltd 223
6,174 Youlchon Chemical Co Ltd 142
148 Young Poong Corp 64
18,929 Young Poong Paper Manufacturing Co Ltd 343
9,900 Youngy Co Ltd 91
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 1,083
282,956 Yule Catto & Co plc 262
159,300 Yunnan Aluminium Co Ltd 280
41,684 Yunnan Energy New Material Co Ltd 555
104,100 Yunnan Tin Co Ltd 224
99,000 Yunnan Yuntianhua Co Ltd 233
102,700 Zangge Mining Co Ltd 320
102,016 Zeon Corp 989
1,134,500 Zhaojin Mining Industry Co Ltd 1,432
78,878 Zhejiang Huayou Cobalt Co Ltd 500
174,836 * Zhejiang Juhua Co Ltd 332
225,300 * Zhejiang Longsheng Group Co Ltd 290
168,420 Zhejiang Satellite Petrochemical Co Ltd 347
397,900 Zhongjin Gold Corp Ltd 568
133,100 * Zibo Qixiang Tengda Chemical Co Ltd 117
79,720 Zignago Vetro S.p.A. 1,360
4,833,232 Zijin Mining Group Co Ltd 7,157
1,132,916 Zijin Mining Group Co Ltd (Class A) 1,781
TOTAL MATERIALS 5,439,062
MEDIA & ENTERTAINMENT - 5.5%
23,494 4imprint Group plc 1,431
615,024 Activision Blizzard, Inc 51,847
304,558 * Adevinta ASA 2,001
102,924 *,e Advantage Solutions, Inc 241
47,589 * Affle India Ltd 638
7,335 AfreecaTV Co Ltd 411
11,280,000 *,e Alibaba Pictures Group Ltd 592
8,609,441 * Alphabet, Inc (Class A) 1,030,550
8,340,658 * Alphabet, Inc (Class C) 1,008,969
399,570 *,e AMC Entertainment Holdings, Inc 1,758
73 * AMC Networks, Inc 1
7,900 *,e Anycolor, Inc 428
10,802 Arabian Contracting Services Co 513
212,000 *,e,g Archosaur Games, Inc 110
117,488 Arnoldo Mondadori Editore S.p.A. 257
373,324 * Ascential plc 1,050
782,200 Astro Malaysia Holdings BHD 101
67,023 Atresmedia Corp de Medios de Comunicacion S.A. 256
1,575,529 g Auto Trader Group plc 12,233

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,223 Autohome, Inc (ADR) $ 852
25,459 Avex Group Holdings, Inc 267
7,649,298 * Baidu, Inc 130,465
15,194 * Baidu, Inc (ADR) 2,080
667,700 BEC World PCL (Foreign) 152
225,657 Beijing Enlight Media Co Ltd 252
36,400 Beijing Kunlun Tech Co Ltd 202
20,018 *,e Believe S.A. 249
138,300 *,e Bengo4.com, Inc 3,694
22,086 * Better Collective A.S. 457
158,628 *,e Bilibili, Inc 2,387
930,883 Bollore 5,805
280,792 * Borussia Dortmund GmbH & Co KGaA 1,338
64,288 * Boston Omaha Corp 1,210
1,021,373 Brightcom Group Ltd 388
76,292 * Bumble, Inc 1,280
26,200 e Bushiroad, Inc 141
832 Cable One, Inc 547
141,700 Capcom Co Ltd 5,617
83,211 * Cargurus, Inc 1,883
455 * Cars.com, Inc 9
1,105,851 carsales.com Ltd 17,684
26,614 CD Projekt Red S.A. 1,014
205,536 * Charter Communications, Inc 75,508
56,488 Cheil Communications, Inc 780
161,865 *,† Chennai Super Kings Cricket Ltd 14
378,558 *,e,g China Literature Ltd 1,597
721 * Cinemark Holdings, Inc 12
60,894 *,e Cineplex Galaxy Income Fund 408
16,755 * CJ CGV Co Ltd 119
8,813 CJ O Shopping Co Ltd 421
712,393 *,e Clear Channel 976
53,550 *,g Cloud Music, Inc 568
1,070,000 *,e CMGE Technology Group Ltd 240
11,647 Cogeco Communications, Inc 621
3,307 Cogeco, Inc 139
44,018 * COLOPL, Inc 199
7,186 Com2uSCorp 333
8,537,084 Comcast Corp (Class A) 354,716
2,268,000 * Converge ICT Solutions, Inc 450
293,425 CTS Eventim AG. 18,558
335,400 e CyberAgent, Inc 2,452
150,003 Cyfrowy Polsat S.A. 609
64,762 Daiichikosho Co Ltd 1,143
41 * Daily Journal Corp 12
8,606 * Danawa Co Ltd 88
59,311 * Dena Co Ltd 772
173,100 e Dentsu, Inc 5,693
3,734 * Devsisters Co Ltd 124
837 *,e DHI Group, Inc 3
974 e Digital Bros S.p.A 19
11,200 Direct Marketing MiX, Inc 67
238,598 * DISH Network Corp (Class A) 1,572
174,994 e Domain Holdings Australia Ltd 446
99,224 *,e DouYu International Holdings Ltd (ADR) 104
3,836 Echo Marketing, Inc 30
201,992 Electronic Arts, Inc 26,198
689,428 *,e Embracer Group AB 1,724
567 Entravision Communications Corp (Class A) 2
113,339 e Eutelsat Communications 739
70,104 EVENT Hospitality and Entertainment Ltd 550
1,090,437 *,e Eventbrite Inc 10,414

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
425 * EW Scripps Co (Class A) $ 4
3,834,000 *,†,e Fire Rock Holdings Ltd 68
867,207 Focus Media Information Technology Co Ltd 813
5,646 Fox Corp (Class A) 192
2,321 Fox Corp (Class B) 74
1,213,641 *,e fuboTV, Inc 2,524
37,300 Fuji Television Network, Inc 391
268,765 Future plc 2,302
97,549 *,e Gannett Co, Inc 219
3,070 G-bits Network Technology Xiamen Co Ltd 208
78,400 Giant Network Group Co Ltd 194
72,119 Gray Television, Inc 568
51,750 Gree, Inc 230
1,941,129 e Grupo Televisa S.A. 1,997
5,544,450 e Grupo Televisa SAB (ADR) 28,443
36,043 * GungHo Online Entertainment Inc 710
189,500 Hakuhodo DY Holdings, Inc 2,000
148,900 Hello Group, Inc (ADR) 1,431
67,853 Hemnet Group AB 1,188
4,776,000 *,e HengTen Networks Group Ltd 1,126
5,907,101 *,a HUYA, Inc (ADR) 21,147
16,066 * HYBE Co Ltd 3,465
61,741 * IAC 3,877
453,706 *,a iClick Interactive Asia Group Ltd (ADR) 635
666,400 *,e,g iDreamSky Technology Holdings Ltd 295
718,000 IGG, Inc 357
670 * Imax Corp 11
58,573 Info Edge India Ltd 3,212
18,553 Infocom Corp 293
1,561,531 Informa plc 14,418
11,395 Innocean Worldwide, Inc 341
355,293 * Integral Ad Science Holding Corp 6,388
360,000 International Games System Co Ltd 7,174
181,808 Interpublic Group of Cos, Inc 7,014
33,631 IPSOS 1,871
1,296,906 * IQIYI, Inc (ADR) 6,925
3,018,097 ITV plc 2,624
55,373 * JC Decaux S.A. 1,104
904 John Wiley & Sons, Inc (Class A) 31
1,261,000 *,e Joy Spreader Interactive Technology Ltd 147
19,316 JOYY, Inc (ADR) 593
23,699 * Just Dial Ltd 214
919,433 *,e Juventus Football Club S.p.A. 344
24,052 JYP Entertainment Corp 2,401
77,324 Kadokawa Dwango Corp 1,855
2,206,149 *,e Kahoot! AS. 6,017
114,800 Kakaku.com, Inc 1,654
126,931 Kakao Corp 4,768
26,747 * Kakao Games Corp 673
155,800 * Kanzhun Ltd (ADR) 2,345
10,177 e Kinepolis Group NV 458
852,310 Kingsoft Corp Ltd 3,369
93,440 Koei Tecmo Holdings Co Ltd 1,619
77,500 Konami Corp 4,064
24,866 *,e,g Krafton, Inc 3,703
1,709,800 *,g Kuaishou Technology 11,752
38 * Liberty Braves Group (Class C) 2
2,682 * Liberty Broadband Corp (Class A) 214
16,270 * Liberty Broadband Corp (Class C) 1,303
16,587 * Liberty Media Group (Class A) 1,122
208,878 * Liberty Media Group (Class C) 15,724
59,360 * Liberty SiriusXM Group (Class A) 1,948

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
220,042 * Liberty SiriusXM Group (Class C) $ 7,202
128,082 *,e Lions Gate Entertainment Corp (Class A) 1,131
1,200 * Lions Gate Entertainment Corp (Class B) 10
54,744 * Live Nation, Inc 4,988
19,785 M6-Metropole Television 280
37,643 Madison Square Garden Co 7,079
880 *,e Madison Square Garden Entertainment Corp 24
880 * Madison Square Garden Entertainment Corp 30
1,118,473 * Magnite, Inc 15,267
486,900 Major Cineplex Group PCL (Foreign) 201
93,922 Mango Excellent Media Co Ltd 444
273,400 *,e,g Maoyan Entertainment 251
813 e Marcus Corp 12
2,168,839 * Match Group, Inc 90,766
7,194,900 * Media Nusantara Citra Tbk PT 313
246,500 e Megacable Holdings SAB de C.V. 569
2,131,500 e,g Meitu, Inc 809
4,757,632 * Meta Platforms, Inc 1,365,345
869,952 MFE-MediaForEurope NV 485
333,502 e MFE-MediaForEurope NV 256
34,590 Mixi Inc 644
474,000 *,e,g Mobvista, Inc 209
70,656 * Modern Times Group MTG AB 451
426,104 Moneysupermarket.com Group plc 1,465
238,834 MultiChoice Group Ltd 1,212
53,464 Naver Corp 7,484
15,799 * Nazara Technologies Ltd 140
5,791 NCsoft 1,304
10,837 * Neowiz 326
165,500 NetDragon Websoft, Inc 312
1,729,530 NetEase, Inc 33,499
303,645 e NetEase, Inc (ADR) 29,359
537,675 * Netflix, Inc 236,840
7,341 g Netmarble Corp 276
206,936 * Network 18 Media & Investments Ltd 159
128,503 New York Times Co (Class A) 5,060
299,220 News Corp (Class A) 5,835
93,444 News Corp (Class B) 1,843
1,111,400 Nexon Co Ltd 21,313
21,265 * Nexon Games Co Ltd 368
29,650 Nexstar Media Group Inc 4,938
76,089 Next Fifteen Communications Group plc 656
136,600 * Nextdoor Holdings, Inc 445
10,648 * NHN Corp 200
1,226,677 Nine Entertainment Co Holdings Ltd 1,614
2,741,390 Nintendo Co Ltd 124,975
42,300 Nippon Television Network Corp 403
739,347 Omnicom Group, Inc 70,349
923,800 One Enterprise Public Co Ltd 137
429,950 oOh!media Ltd 339
4,296 *,e Outbrain, Inc 21
31,026 Paradox Interactive AB 783
8,156 Paramount Global (Class A) 151
311,669 Paramount Global (Class B) 4,959
11,864 * Pearl Abyss Corp 477
683,227 Pearson PLC 7,163
73,434 Perfect World Co Ltd 171
38,719 * Perion Network Ltd 1,217
541,970 * Pinterest, Inc 14,817
1,584,400 Plan B Media PCL 360
1,356 *,e Playstudios, Inc 7
70,930 * Playtika Holding Corp 823

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
94,300 *,e PR Times, Inc $ 938
137,548 * ProSiebenSat. Media AG. 1,283
297,085 Publicis Groupe S.A. 23,843
879 * PubMatic, Inc 16
58,139 * PVR Ltd 975
145,801 Quebecor, Inc 3,593
1,657 * QuinStreet, Inc 15
2,706 *,e Quotient Technology, Inc 10
41,990 REA Group Ltd 4,034
234,522 RELX plc 7,823
689,159 Rightmove plc 4,578
545,599 * ROBLOX Corp 21,988
113,811 * Roku, Inc 7,279
32,707 g Rovio Entertainment Oyj 326
531,960 RS PCL 224
320,278 * S4 Capital plc 513
64,820 Saregama India Ltd 323
27,546 * Saudi Research & Marketing Group 1,390
61,671 Schibsted ASA 1,083
81,526 Schibsted ASA (B Shares) 1,353
118 Scholastic Corp 5
155,136 g Scout24 AG. 9,830
2,093,473 * Sea Ltd (ADR) 121,505
267,439 Seek Ltd 3,907
33,400 Septeni Holdings Co Ltd 93
336,451 SES S.A. 1,982
7,601 Shochiku Co Ltd 580
94,277 Shutterstock, Inc 4,588
883 e Sinclair, Inc 12
16,090 e Sirius XM Holdings, Inc 73
783,600 Sky Perfect Jsat Corp 3,113
8,952 SM Entertainment Co 729
617,600 *,†,e SMI Holdings Group Ltd 1
39,051 e Societe Television Francaise 1 268
31,000 Soft-World International Corp 101
17,800 * Sohu.com Ltd (ADR) 196
155,253 * Spotify Technology S.A. 24,926
98,100 Square Enix Co Ltd 4,564
2,415 * Stagwell, Inc 17
2,525,337 * Stillfront Group AB 4,222
28,715 * Stroer Out-of-Home Media AG. 1,395
8,878 * Studio Dragon Corp 364
75,084 Sun TV Network Ltd 403
20,124,700 Surya Citra Media Tbk PT 217
102,615 *,e Taboola.com Ltd 319
180,659 * Take-Two Interactive Software, Inc 26,586
2,450 Tamedia AG. 293
77,426 * Team17 Group plc 354
571 * TechTarget, Inc 18
5,716 TEGNA, Inc 93
36,806 Telenet Group Holding NV 829
10,603,725 Tencent Holdings Ltd 449,610
301,297 * Tencent Music Entertainment (ADR) 2,224
651 * Thryv Holdings, Inc 16
7,000 e Toei Animation Co Ltd 647
4,384 Toei Co Ltd 560
90,600 Toho Co Ltd 3,451
27,300 Tokyo Broadcasting System, Inc 498
242,800 * Tongdao Liepin Group 282
358,193 * Trade Desk, Inc 27,660
61,403 *,e Tremor International Ltd 221
234,671 Trinity Mirror plc 198

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
168,928 * TripAdvisor, Inc $ 2,786
3,162 * TrueCar, Inc 7
155,070 *,g Trustpilot Group plc 134
15,151 TV Asahi Corp 173
480,108 * TV18 Broadcast Ltd 219
340,441 * Ubisoft Entertainment 9,623
1,189,892 Universal Music Group NV 26,433
292 * Urban One, Inc 2
419 * Urban One, Inc 3
10,958 ValueCommerce Co Ltd 103
32,335 Vector, Inc 302
4,280,800 VGI PCL 368
1,306,170 * Vimeo, Inc 5,381
1,695,345 Vivendi Universal S.A. 15,564
639 * Vivid Seats, Inc 5
2,899,063 * Walt Disney Co 258,828
156,500 * Wanda Film Holding Co Ltd 271
2,688,502 * Warner Bros Discovery, Inc 33,714
9,693 Webzen, Inc 102
822,567 Weibo Corp (ADR) 10,784
15,227 e WeMade Entertainment Co Ltd 456
1,061,741 * West Australian Newspapers Holdings Ltd 267
86,624 * WideOpenWest, Inc 731
35,066 World Wrestling Entertainment, Inc (Class A) 3,804
1,198,851 WPP plc 12,566
130,923 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 630
70,884 * Wysiwyg Studios Co Ltd 169
240,000 *,e XD, Inc 607
222,519 * Yelp, Inc 8,102
12,035 YG Entertainment, Inc 708
88,634 YouGov plc 1,126
2,139,400 Z Holdings Corp 5,156
725,575 ZEE Telefilms Ltd 1,573
19,150 Zenrin Co Ltd 123
537,213 * Zhejiang Century Huatong Group Co Ltd 562
114,200 *,e Zhihu, Inc 262
173,842 * Ziff Davis Inc 12,179
1,665 * ZipRecruiter, Inc 30
363,869 * ZoomInfo Technologies, Inc 9,239
TOTAL MEDIA & ENTERTAINMENT 6,272,128
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
74,524 * 10X Genomics, Inc 4,161
1,275 * 2seventy bio, Inc 13
782,651 g 3SBio, Inc 788
62 * 4D Molecular Therapeutics, Inc 1
110,602 *,e 89bio, Inc 2,096
33,648 Aarti Drugs Ltd 191
15,220 *,e AB Science S.A. 70
3,663,101 AbbVie, Inc 493,530
15,952 *,e Abivax S.A. 272
28,409 * ABLBio, Inc 421
363,134 * Acadia Pharmaceuticals, Inc 8,697
1,672 * Aclaris Therapeutics, Inc 17
117,385 * Adaptive Biotechnologies Corp 788
74,914 Adcock Ingram Holdings Ltd 224
213,379 AddLife AB 2,409
964 *,e Adicet Bio, Inc 2
266,000 Adimmune Corp 323
2,024,648 * ADMA Biologics, Inc 7,471
258 * Aerovate Therapeutics, Inc 4
596,151 * Agenus, Inc 954

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
331,738 Agilent Technologies, Inc $ 39,892
1,358 * Agios Pharmaceuticals, Inc 38
39,343 Ajanta Pharma Ltd 709
663 * Akero Therapeutics, Inc 31
1,509,000 *,g Akeso, Inc 6,845
1,108 *,e Aldeyra Therapeutics, Inc 9
1,334 * Alector, Inc 8
39,863 Alembic Pharmaceuticals Ltd 310
105,096 * ALK-Abello A.S. 1,148
540,857 * Alkermes plc 16,929
478,011 e Alliance Pharma plc 303
2,713 *,e Allogene Therapeutics, Inc 13
1,065 * Allovir, Inc 4
57,595 e Almirall S.A. 476
215,327 * Alnylam Pharmaceuticals, Inc 40,899
328,000 *,e,g Alphamab Oncology 315
292 * Alpine Immune Sciences, Inc 3
29,797 * Alteogen, Inc 980
1,998,335 *,e Altimmune, Inc 7,054
736 * ALX Oncology Holdings, Inc 6
560,836 Amgen, Inc 124,517
6,915 * Amicus Therapeutics, Inc 87
692,027 * Amneal Pharmaceuticals, Inc 2,145
56,264 * Amphastar Pharmaceuticals, Inc 3,234
337,527 *,e Amylyx Pharmaceuticals, Inc 7,280
689 *,e AnaptysBio, Inc 14
1,676 *,e Anavex Life Sciences Corp 14
429 * ANI Pharmaceuticals, Inc 23
71,716 * Anika Therapeutics, Inc 1,863
73,214 * Apellis Pharmaceuticals, Inc 6,670
27,971 Apeloa Pharmaceutical Co Ltd 68
1,701 *,e Arbutus Biopharma Corp 4
172 * Arcellx, Inc 5
197 * Arcturus Therapeutics Holdings, Inc 6
151 * Arcus Biosciences, Inc 3
1,255 *,e Arcutis Biotherapeutics, Inc 12
5,124 *,e Ardelyx, Inc 17
53,148 * Argenx SE 20,727
52,986 * Argenx SE 20,549
1,871 * Arrowhead Pharmaceuticals Inc 67
1,069 * Arvinas, Inc 27
179,900 *,e,g Ascentage Pharma Group International 488
336,315 Aspen Pharmacare Holdings Ltd 3,281
1,183,920 Astellas Pharma, Inc 17,632
14,675 AstraZeneca Pharma India Ltd 663
3,256,831 AstraZeneca plc 466,880
1,781,818 AstraZeneca plc (ADR) 127,525
6,562 Asymchem Laboratories Tianjin Co Ltd 107
2,598 * Atea Pharmaceuticals, Inc 10
1,101,984 *,e Aurinia Pharmaceuticals, Inc 10,667
100,228 Aurobindo Pharma Ltd 890
960,283 * Avantor, Inc 19,724
2,155 * Avid Bioservices, Inc 30
1,664 * Avidity Biosciences, Inc 18
13,260 * Avita Medical, Inc 226
586 *,e Axsome Therapeutics, Inc 42
35,498 Bachem Holding AG. 3,100
9,123 * Basilea Pharmaceutica 431
227,016 *,e Bausch Health Cos, Inc 1,816
64,431 * Bavarian Nordic AS 1,835
2,347,784 Bayer AG. 129,962
675 *,e Beam Therapeutics, Inc 22

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
281,600 * BeiGene Ltd $ 3,861
35,200 *,e BeiGene Ltd (ADR) 6,276
519,000 e Beijing Tong Ren Tang Chinese Medicine Co Ltd 952
34,400 Beijing Tongrentang Co Ltd 273
13,958 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 129
64,388 * BELLUS Health, Inc 950
11,061 Betta Pharmaceuticals Co Ltd 73
10,420 BGI Genomics Co Ltd 86
30,598 *,e,g BioArctic AB 800
57,480 * BioAtla, Inc 172
319,816 * Biocon Ltd 1,036
1,349 * BioCryst Pharmaceuticals, Inc 10
160,189 BioGaia AB 1,723
133,780 * Biogen, Inc 38,107
688 * Biohaven Ltd 16
708 *,e BioLife Solutions Inc 16
225,712 * BioMarin Pharmaceutical, Inc 19,565
479 *,e Biomea Fusion, Inc 11
17,096 * Bioneer Corp 635
1 * BioNTech SE (ADR) 0 ^
31,758 * Bio-Rad Laboratories, Inc (Class A) 12,040
58,821 Biotage AB 734
125,606 Bio-Techne Corp 10,253
353,600 Blau Farmaceutica S.A. 1,374
9,649 Bloomage Biotechnology Corp Ltd 119
2,447 *,e Bluebird Bio, Inc 8
1,464 * Blueprint Medicines Corp 93
5,035 e Boiron S.A. 215
52,520 *,g BoneSupport Holding AB 622
32,000 Bora Pharmaceuticals Co Ltd 802
22,082 Boryung Pharmaceutical Co Ltd 138
275,146 * Bridgebio Pharma, Inc 4,733
369,500 *,e Brii Biosciences Ltd 149
3,618,039 Bristol-Myers Squibb Co 231,374
54,441 * Brooks Automation, Inc 2,541
126,592 Bruker BioSciences Corp 9,358
46,829 Bukwang Pharmaceutical Co Ltd 256
25,713 *,e Calliditas Therapeutics AB 207
22,697 * Camurus AB 587
220,468 *,e Canopy Growth Corp (Toronto) 85
66,914 Caplin Point Laboratories Ltd 659
1,531 * Cara Therapeutics, Inc 4
1,036 *,e CareDx, Inc 9
2,619 Caregen Co Ltd 519
1,842 * Caribou Biosciences, Inc 8
263,000 *,e,g CARsgen Therapeutics Holdings Ltd 327
87 *,e Cassava Sciences, Inc 2
360,053 * Catalent, Inc 15,612
2,484 * Catalyst Pharmaceuticals, Inc 33
688 * Celldex Therapeutics, Inc 23
38,384 *,e CELLINK AB 139
28,469 *,† Cellivery Therapeutics, Inc 72
2,200 *,e CellSource Co Ltd 43
6,645 * Celltrion Pharm Inc 388
93,192 Celltrion, Inc 10,877
427,947 Center Laboratories, Inc 763
682 * Century Therapeutics, Inc 2
1,106 *,e Cerevel Therapeutics Holdings, Inc 35
10,014 Changchun High & New Technology Industry Group, Inc 188
26,616 * Charles River Laboratories International, Inc 5,596
13,057 * Chemometec A.S. 894
4,165,000 China Grand Pharmaceutical and Healthcare Holdings Ltd 2,357

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
925,660 China Medical System Holdings Ltd $ 1,510
701,500 g China Resources Pharmaceutical Group Ltd 612
243,320 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 2,032
880,000 China Shineway Pharmaceutical Group Ltd 994
116,499 * Chinook Therapeutics, Inc 4,476
23,454 Chong Kun Dang Pharmaceutical Corp 1,464
56,970 Chongqing Zhifei Biological Products Co Ltd 348
14,617 Choongwae Pharma Corp 259
474,100 e Chugai Pharmaceutical Co Ltd 13,502
214,316 Cipla Ltd 2,655
2,592,000 e CK Life Sciences International Holdings, Inc 252
31,807 Clinuvel Pharmaceuticals Ltd 381
857,480 * Codexis, Inc 2,401
2,179 * Cogent Biosciences, Inc 26
1,300 * Collegium Pharmaceutical, Inc 28
288,000 Consun Pharmaceutical Group Ltd 195
1,502 * Corcept Therapeutics, Inc 33
40,210 *,e CorMedix Inc 159
8,187 COSMO Pharmaceuticals NV 414
178,656 * Crinetics Pharmaceuticals, Inc 3,219
189,422 *,e Cronos Group, Inc 373
1,317 * CryoPort, Inc 23
406,656 CSL Ltd 75,304
37,500,054 CSPC Pharmaceutical Group Ltd 32,635
516,500 *,e,g CStone Pharmaceuticals 164
1,015 *,e Cullinan Oncology, Inc 11
83,219 * CureVac NV 881
2,343 * Cymabay Therapeutics, Inc 26
64 * Cytek Biosciences, Inc 1
80,875 *,e Cytokinetics, Inc 2,638
30,471 Da An Gene Co Ltd of Sun Yat-Sen University 42
100,745 Daewoong Co Ltd 960
3,152 Daewoong Pharmaceutical Co Ltd 231
4,482,900 Daiichi Sankyo Co Ltd 142,441
774,552 Danaher Corp 185,892
795 * Day One Biopharmaceuticals, Inc 10
615,631 Dechra Pharmaceuticals plc 28,829
653,297 * Deciphera Pharmaceuticals, Inc 9,198
2,839 * Denali Therapeutics, Inc 84
15,696 Dermapharm Holding SE 776
1,152 *,e Design Therapeutics, Inc 7
744 * DICE Therapeutics, Inc 35
12,500 *,e Disc Medicine, Inc 555
48,448 Divi S Laboratories Ltd 2,120
6,921 Dong-A Pharmaceutical Co Ltd 447
11,429 Dong-A ST Co Ltd 498
324,871 Dong-E-E-Jiao Co Ltd 2,393
13,689 DongKook Pharmaceutical Co Ltd 149
171,325 Dr Reddy's Laboratories Ltd 10,790
525,548 *,e Dynavax Technologies Corp 6,790
1,097 * Dyne Therapeutics, Inc 12
34,095 * Eagle Pharmaceuticals, Inc 663
1,016 *,e Edgewise Therapeutics, Inc 8
2,363 *,e Editas Medicine, Inc 19
139,000 * EirGenix, Inc 501
313,300 Eisai Co Ltd 21,234
668,862 * Elanco Animal Health, Inc 6,729
1,163,594 Eli Lilly & Co 545,702
595 * Enanta Pharmaceuticals, Inc 13
570 * Enliven Therapeutics, Inc 12
2,432 *,e EQRx, Inc 5
561,552 *,e Erasca, Inc 1,550

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
37,411 * Ergomed plc $ 463
34,908 g Eris Lifesciences Ltd 298
40,550 *,e Euroapi S.A. 465
142,601 e Eurofins Scientific SE 9,062
44,501 Ever Supreme Bio Technology Co Ltd 280
88,500 *,e,g Everest Medicines Ltd 270
133,381 * Evolus, Inc 970
409,309 * Evotec AG. 9,220
251,229 * Exact Sciences Corp 23,590
913,671 * Exelixis, Inc 17,460
485 *,e EyePoint Pharmaceuticals, Inc 4
771,001 Faes Farma S.A. (Sigma) 2,679
1,771 * Fate Therapeutics, Inc 8
49,876 * FDC Ltd 189
7,284 * Formycon AG. 495
1,962 *,e Galapagos NV 80
36,826 * Galapagos NV 1,502
44,256 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 70
56,770 * GeneOne Life Science, Inc 169
105,632 *,e Generation Bio Co 581
27,627 * Genexine Co Ltd 215
14,021 * Genmab AS 5,313
681,800 e Genomma Lab Internacional S.A. de C.V. 526
499,386 * Genscript Biotech Corp 1,130
98,041 Genus plc 2,702
7,147 * Geron Corp 23
289,097 Gerresheimer AG. 32,545
2,922,670 Gilead Sciences, Inc 225,250
29,482 *,g Gland Pharma Ltd 383
109,459 GlaxoSmithKline Pharmaceuticals Ltd 1,903
120,282 Glenmark Pharmaceuticals Ltd 993
40,701 *,e GNI Group Ltd 398
105,799 Granules India Ltd 383
4,522 Green Cross Corp 396
15,822 Green Cross Holdings Corp 172
7,624 Green Cross LabCell Corp 228
569,044 e Grifols S.A. 7,300
2,932,200 GSK plc 51,966
47,284 H Lundbeck A.S. 210
226,097 H Lundbeck A.S. 1,076
596,696 * Halozyme Therapeutics, Inc 21,523
28,412 * Hanall Biopharma Co Ltd 450
7,521 * Hangzhou Tigermed Consulting Co Ltd - A 67
51,553 g Hangzhou Tigermed Consulting Co Ltd - H 295
3,021 Hanmi Pharm Co Ltd 710
485,839 g Hansoh Pharmaceutical Group Co Ltd 783
210,457 * Harmony Biosciences Holdings, Inc 7,406
621 *,e Harrow Health, Inc 12
27,195 * Helixmith Co Ltd 136
39,992 Hikal Ltd 153
433,938 Hikma Pharmaceuticals plc 10,443
356 *,e HilleVax, Inc 6
41,800 Hisamitsu Pharmaceutical Co, Inc 1,097
10,878 HK inno N Corp 249
311,847 * Horizon Therapeutics Plc 32,073
2,548,684 *,†,e Hua Han Health Industry Holdings Ltd 20
645,000 *,g Hua Medicine 136
667,820 Hualan Biological Engineering, Inc 2,065
31,100 * Hubei Jumpcan Pharmaceutical Co Ltd 125
5,023 * Hugel, Inc 421
51,854 Humanwell Healthcare Group Co Ltd 193
2,078,000 *,e HUTCHMED China Ltd 4,927

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
483,844 Hypermarcas S.A. $ 4,649
11,963 * ICON plc 2,993
757 *,e Icosavax, Inc 8
52,607 * Ideaya Biosciences, Inc 1,236
95,041 *,e Idorsia Ltd 687
8,327 * Il Dong Pharmaceutical Co Ltd 100
317,966 * Illumina, Inc 59,615
33,500 *,e I-Mab (ADR) 100
5,100 Imeik Technology Development Co Ltd 313
672 * ImmunityBio, Inc 2
1,145,978 * Immunogen, Inc 21,625
160,624 * Immunovant, Inc 3,047
4,869,385 * Imugene Ltd 299
99,926 * Incyte Corp 6,220
113,427 * Indivior plc 2,626
34,969 Indoco Remedies Ltd 140
599 *,e Inhibrx, Inc 16
1,175,073 *,g Innovent Biologics, Inc 4,463
132,802 * Innoviva, Inc 1,691
3,209 * Insmed, Inc 68
1,022 * Intellia Therapeutics, Inc 42
512 *,e Intercept Pharmaceuticals, Inc 6
347,433 * Intra-Cellular Therapies, Inc 21,999
22,292 * Ionis Pharmaceuticals, Inc 915
763,570 * Iovance Biotherapeutics, Inc 5,376
114,682 Ipca Laboratories Ltd 1,040
716 Ipsen 86
121,473 * IQVIA Holdings, Inc 27,304
1,036,681 * Ironwood Pharmaceuticals, Inc 11,030
15,811 * iTeos Therapeutics, Inc 209
200,670 * IVERIC bio, Inc 7,894
163,500 *,g Jacobio Pharmaceuticals Group Co Ltd 123
581 * Janux Therapeutics, Inc 7
78,483 * Jazz Pharmaceuticals plc 9,730
28,191 JB Chemicals & Pharmaceuticals Ltd 814
51,844 JCR Pharmaceuticals Co Ltd 460
164,411 Jiangsu Hengrui Medicine Co Ltd 1,085
68,500 *,g Jiangsu Recbio Technology Co Ltd 107
3,421,455 Johnson & Johnson 566,319
971,852 * Joincare Pharmaceutical Group Industry Co Ltd 1,703
612 Joinn Laboratories China Co Ltd 3
63,434 Jubilant Organosys Ltd 309
36,579 Kaken Pharmaceutical Co Ltd 917
18,453,606 Kalbe Farma Tbk PT 2,525
831 * KalVista Pharmaceuticals Inc 7
4,044 * Kangmei Pharmaceutical Co Ltd 1
41,878 * Karuna Therapeutics, Inc 9,081
11,128 * Karyopharm Therapeutics, Inc 20
504 * Keros Therapeutics, Inc 20
150,500 *,e,g Keymed Biosciences, Inc 788
1,581 *,e Kezar Life Sciences, Inc 4
37,026 * Kiniksa Pharmaceuticals Ltd 521
294,500 *,e,g Kintor Pharmaceutical Ltd 135
21,500 Kissei Pharmaceutical Co Ltd 431
81,441 * Knight Therapeutics, Inc 304
63,434 * Kodiak Sciences, Inc 438
25,095 * Komipharm International Co Ltd 131
54,616 * Krystal Biotech Inc 6,412
106,558 * Kura Oncology, Inc 1,127
1,006 * Kymera Therapeutics, Inc 23
23,281 Kyorin Co Ltd 283
53,100 Kyowa Hakko Kogyo Co Ltd 984
12,661 L&C Bio Co Ltd 334
16,078 e Laboratorios Farmaceuticos Rovi S.A 745

SHARES DESCRIPTION
REFERENCERATE & SPREAD
289,294 g Laurus Labs Ltd $ 1,294
53,240 * Legend Biotech Corp (ADR) 3,675
19,495 * LegoChem Biosciences, Inc 543
469,000 *,e,g Lepu Biopharma Co Ltd 327
104,795 *,e Lexicon Pharmaceuticals, Inc 240
22,617 * Ligand Pharmaceuticals, Inc (Class B) 1,631
987 * Liquidia Corp 8
14,717 * Livzon Pharmaceutical Group, Inc 79
253,323 Lonza Group AG. 151,414
88,000 Lotus Pharmaceutical Co Ltd 923
83,226 Lupin Ltd 917
1,615,000 *,e,g Luye Pharma Group Ltd 684
5,890 *,e Lyell Immunopharma, Inc 19
332,358 * MacroGenics, Inc 1,778
11,275 * Madrigal Pharmaceuticals, Inc 2,605
1,553 * MannKind Corp 6
87,588 * Maravai LifeSciences Holdings, Inc 1,089
1,200 * Marinus Pharmaceuticals, Inc 13
2,964 * MaxCyte, Inc 14
178,466 * Medigen Vaccine Biologics Corp 353
16,790 * Medpace Holdings, Inc 4,032
10,925 * MedPacto, Inc 160
4,560 e Medy-Tox, Inc 818
944,500 Mega Lifesciences PCL 999
956 * MeiraGTx Holdings plc 6
5,048,584 Merck & Co, Inc 582,556
282,553 Merck KGaA 46,771
15,958 Merck Ltd 1,022
2,984 * Mersana Therapeutics, Inc 10
612,644 * Mesoblast Ltd 468
19,665 * Mettler-Toledo International, Inc 25,793
3,843 * MiMedx Group, Inc 25
33,310 *,e Mirati Therapeutics, Inc 1,204
657 * Mirum Pharmaceuticals, Inc 17
16,175 Mochida Pharmaceutical Co Ltd 371
228,061 * Moderna, Inc 27,709
979 *,e Monte Rosa Therapeutics, Inc 7
90,000 *,e MoonLake Immunotherapeutics 4,590
31,462 * Morphic Holding, Inc 1,804
27,757 * Morphosys AG. 826
251,104 * Myriad Genetics, Inc 5,821
33,133 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 62
101,485 * NanoString Technologies, Inc 411
67,023 Natco Pharma Ltd 567
80,248 * Natera, Inc 3,905
34,327 * Naturecell Co Ltd 216
1,609 *,e Nautilus Biotechnology, Inc 6
87,260 * Neuren Pharmaceuticals Ltd 713
99,598 * Neurocrine Biosciences, Inc 9,392
219,922 * NGM Biopharmaceuticals Inc 570
10,300 Nippon Shinyaku Co Ltd 421
1,106 *,e Nkarta, Inc 2
27,759 * NKMax Co Ltd 305
2,836,642 Novartis AG. 285,989
622 *,e Novavax, Inc 5
3,534,665 Novo Nordisk AS 570,989
313,705 Novo Nordisk AS (ADR) 50,767
1,510 * Nurix Therapeutics, Inc 15
399 *,e Nuvalent, Inc 17
3,966 * Nuvation Bio, Inc 7
134,452 * OBI Pharma, Inc 421
94,740 * Ocular Therapeutix, Inc 489
253,500 *,e,g Ocumension Therapeutics 247
59,018 *,e OmniAb, Inc 297

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
3,120 *,† OmniAb, Inc $ 0
3,120 *,† OmniAb, Inc 0
241,202 h Oneness Biotech Co Ltd 1,680
73,100 Ono Pharmaceutical Co Ltd 1,319
1,318 *,e Organogenesis Holdings Inc 4
134,835 Organon & Co 2,806
34,010 *,e ORIC Pharmaceuticals, Inc 264
3,167 Orion Oyj (Class B) 131
25,864 * Oscotec, Inc 458
326,600 Otsuka Holdings KK 11,980
49,100 * Oxford Biomedica plc 262
448,848 * Oxford Nanopore Technologies plc 1,215
4,281 * Pacific Biosciences of California, Inc 57
944 * Pacira BioSciences Inc 38
42,490 * Paion AG. 280
230 *,e PepGen, Inc 2
81,300 *,e PeptiDream, Inc 1,220
99,045 PerkinElmer, Inc 11,766
17,820 Perrigo Co plc 605
4,882,403 Pfizer, Inc 179,087
12,600 e Pharma Foods International Co Ltd 183
57,099 Pharma Mar S.A. 1,900
5,216 PHARMA RESEARCH PRODUCTS Co Ltd 571
76,000 PharmaEngine Inc 239
92,000 * PharmaEssentia Corp 1,004
69,951 *,† Pharmally International Holding Co Ltd 0 ^
16,150 * Pharmaron Beijing Co Ltd - A 85
80,623 g Pharmaron Beijing Co Ltd - H 250
39,591 * Pharmicell Co Ltd 225
530,257 *,e Pharming Group NV 622
49,865 Phibro Animal Health Corp 683
18,783,044 * Piramal Pharma Ltd 21,167
1,375 * Pliant Therapeutics, Inc 25
40,073 * PMV Pharmaceuticals, Inc 251
443,818 *,e Point Biopharma Global, Inc 4,021
206,000 * Polaris Group 541
12,923 *,e,g PolyPeptide Group AG. 271
13,900 Porton Pharma Solutions Ltd 57
92,360 *,e Poseida Therapeutics, Inc 163
7,363 *,e Precigen, Inc 8
74,352 * Prestige Consumer Healthcare, Inc. 4,419
16,273 *,e Prime Medicine, Inc 238
1,488 *,e ProKidney Corp 17
348,571 * Protagonist Therapeutics, Inc 9,628
107,403 * Prothena Corp plc 7,333
1,780 * PTC Therapeutics, Inc 72
414,357 * QIAGEN NV 18,625
335,720 * QIAGEN NV 15,117
424 * Quanterix Corp 10
296 *,e Quantum-Si, Inc 1
742 * Rallybio Corp 4
8,787 * RAPT Therapeutics, Inc 164
456 * Reata Pharmaceuticals, Inc 47
2,426 Recordati S.p.A. 116
2,881 *,e Recursion Pharmaceuticals, Inc 22
116,630 * Regeneron Pharmaceuticals, Inc 83,803
1,364 * REGENXBIO, Inc 27
1,612 * Relay Therapeutics, Inc 20
44,551 * Repligen Corp 6,302
3 * Replimune Group, Inc 0 ^
1,203 * Revance Therapeutics, Inc 30
2,445 * REVOLUTION Medicines, Inc 65
1,250 *,e Rhythm Pharmaceuticals, Inc 21
51,984 Richter Gedeon Rt 1,283

SHARES DESCRIPTION
REFERENCERATE & SPREAD
636 Roche Holding AG. $ 209
693,064 Roche Holding AG. 211,710
61 * Rocket Pharmaceuticals, Inc 1
277,047 *,e Roivant Sciences Ltd 2,793
293,191 Royalty Pharma plc 9,013
172,074 * Sage Therapeutics, Inc 8,091
12,432 * Sam Chun Dang Pharm Co Ltd 520
18,649 *,g Samsung Biologics Co Ltd 10,559
3,707 *,e Sana Biotechnology, Inc 22
38,624 *,e SanBio Co Ltd 164
2,775 * Sangamo Therapeutics Inc 4
7,152 Sanofi India Ltd 603
2,889,774 Sanofi-Aventis 311,101
1,267,870 Sanofi-Aventis S.A. (ADR) 68,338
292,600 Santen Pharmaceutical Co Ltd 2,492
231,918 * Sarepta Therapeutics, Inc 26,559
27,644 Sartorius AG. 9,578
570 Sartorius Stedim Biotech 142
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 474
29,517 Sawai Group Holdings Co Ltd 744
25,060 *,e Scholar Rock Holding Corp 189
177,500 e,g SciClone Pharmaceuticals Holdings Ltd 240
209,000 Scinopharm Taiwan Ltd 203
112,146 * Seagen, Inc 21,584
28,787 Seegene, Inc 451
1,453 * Seer, Inc 6
182,420 *,e Selecta Biosciences, Inc 204
1,464 *,e Seres Therapeutics, Inc 7
43,813 Shandong Buchang Pharmaceuticals Co Ltd 124
172,000 *,e Shandong Xinhua Pharmaceutical Co Ltd 130
51,688 * Shanghai Fosun Pharmaceutical Group Co Ltd - A 220
189,929 *,e Shanghai Fosun Pharmaceutical Group Co Ltd - H 509
526,700 Shanghai Haixin Group Co 139
16,100 g Shanghai Haohai Biological Technology Co Ltd 66
14,500 *,g Shanghai Henlius Biotech, Inc 21
13,039 * Shanghai Junshi Biosciences Co Ltd 69
1,482,737 Shanghai RAAS Blood Products Co Ltd 1,534
16,168 Shenzhen Kangtai Biological Products Co Ltd 57
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 105
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 136
17,800 e Shin Nippon Biomedical Laboratories Ltd 264
23,620 Shin Poong Pharmaceutical Co Ltd 287
50,500 Shionogi & Co Ltd 2,130
959,998 Sichuan Kelun Pharmaceutical Co Ltd 3,927
3,338 Siegfried Holding AG. 2,760
19,725,000 Sihuan Pharmaceutical Holdings 1,973
54,297 * SillaJen, Inc 211
4,365,236 Sino Biopharmaceutical 1,907
12,229 * SK Biopharmaceuticals Co Ltd 754
9,267 *,e SK Bioscience Co Ltd 562
8,455 SKAN Group AG. 730
4,446 *,e SomaLogic, Inc 10
65,629 *,† Sorrento Therapeutics, Inc 341
423,508 *,e Sosei Group 4,418
80,895 * Sotera Health Co 1,524
952 *,e SpringWorks Therapeutics, Inc 25
1,112,000 SSY Group Ltd 712
8,214 ST Pharm Co Ltd 482
20,200 * StemRIM, Inc 130
763 * Stoke Therapeutics, Inc 8
44,598 * Strides Arcolab Ltd 234
747,300 Sumitomo Dainippon Pharma Co Ltd 3,322
90,296 * Sun Pharma Advanced Research Company Ltd 230
917,968 Sun Pharmaceutical Industries Ltd 11,778

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
85,478 * Supernus Pharmaceuticals, Inc $ 2,569
1,474 * Sutro Biopharma, Inc 7
87,992 Suven Pharmaceuticals Ltd 522
53,563 e SwedenCare AB 189
1,345 * Syndax Pharmaceuticals, Inc 28
122,402 * Syneos Health, Inc 5,158
145,680 g Syngene International Ltd 1,361
189,259 Synmosa Biopharma Corp 268
374,000 * Taigen Biopharmaceuticals Holdings Ltd 215
128,000 * TaiMed Biologics, Inc 436
94,200 Taisho Pharmaceutical Holdings Co Ltd 3,543
316,733 Takara Bio, Inc 3,638
1,924,400 Takeda Pharmaceutical Co Ltd 60,470
1,587 * Tango Therapeutics, Inc 5
6,702 *,e Taro Pharmaceutical Industries Ltd 254
18,858 * Tarsons Products Ltd 139
619 *,e Tarsus Pharmaceuticals, Inc 11
10,595 Tecan Group AG. 4,071
916,528 * Telix Pharmaceuticals Ltd 6,906
3,825 *,e Tenaya Therapeutics, Inc 22
57,458 * Terns Pharmaceuticals, Inc 503
23,700 * Teva Pharmaceutical Industries Ltd (ADR) 178
2,030 * TG Therapeutics, Inc 50
218 *,e Theravance Biopharma, Inc 2
388,687 Thermo Fisher Scientific, Inc 202,797
580 *,e Theseus Pharmaceuticals, Inc 5
1,111,000 Tong Ren Tang Technologies Co Ltd 1,108
52,265 Torii Pharmaceutical Co Ltd 1,317
89,839 Torrent Pharmaceuticals Ltd 2,089
15,813 Towa Pharmaceutical Co Ltd 195
408,242 * Travere Therapeutics, Inc 6,271
48,300 Tsumura & Co 894
805,000 TTY Biopharm Co Ltd 2,028
490 *,e Twist Bioscience Corp 10
199 * Tyra Biosciences, Inc 3
512,102 UCB S.A. 45,402
54,028 * Ultragenyx Pharmaceutical, Inc 2,492
1,103,562 United Laboratories Ltd 922
162,568 * United Therapeutics Corp 35,887
70,851 *,e Vaccibody AS. 173
83,447 *,e Valneva SE 608
52,934 * Vanda Pharmaceuticals, Inc 349
7,904 * Vaxcell-Bio Therapeutics Co Ltd 212
2,083 * Vaxcyte, Inc 104
153,059 * Ventyx Biosciences, Inc 5,020
69,485 * Vera Therapeutics, Inc 1,115
322,357 * Veracyte, Inc 8,210
170,587 * Vericel Corp 6,409
253,544 * Vertex Pharmaceuticals, Inc 89,225
1,317 *,e Verve Therapeutics, Inc 25
626,740 Viatris, Inc 6,255
311 *,e Viking Therapeutics, Inc 5
1,378 * Vir Biotechnology, Inc 34
3,312 e Virbac S.A. 978
79,343 * Viridian Therapeutics, Inc 1,888
228,426 e Vitrolife AB 4,440
855,500 *,e,g Viva Biotech Holdings 165
32,728 Walvax Biotechnology Co Ltd 119
47,421 * Waters Corp 12,640
59,965 West Pharmaceutical Services, Inc 22,935
2,822,404 Winteam Pharmaceutical Group Ltd 1,318
49,033 * Wockhardt Ltd 141
57,958 WuXi AppTec Co Ltd - A 498
434,437 g WuXi AppTec Co Ltd - H 3,482

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,440,000 *,g Wuxi Biologics Cayman, Inc $ 16,533
702 * Xencor, Inc 18
247,800 *,g YiChang HEC ChangJiang Pharmaceutical Co Ltd 214
274,332 *,e Y-mAbs Therapeutics, Inc 1,863
22,130 Yuhan Corp 1,016
55,137 * Yungjin Pharmaceutical Co Ltd 104
196,000 YungShin Global Holding Corp 275
54,107 Yunnan Baiyao Group Co Ltd 391
792,900 * Zai Lab Ltd 2,182
70,000 *,e Zai Lab Ltd (ADR) 1,941
250,752 * Zealand Pharma AS 9,001
1,321 * Zentalis Pharmaceuticals, Inc 37
19,600 Zeria Pharmaceutical Co Ltd 333
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 612
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 76
9,200 Zhejiang Jiuzhou Pharmaceutical Co Ltd 35
89,099 Zhejiang NHU Co Ltd 189
8,167 * Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 38
1,054,161 Zoetis, Inc 181,537
17,250 * Zura Bio Ltd 141
52,680 *,e Zymeworks, Inc 455
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,086,044
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
86,600 Aeon Mall Co Ltd 1,121
2,750 * AFI Properties Ltd 103
7,116 Africa Israel Residences Ltd 342
1,412,000 e Agile Property Holdings Ltd 224
52,422 * Airport City Ltd 692
3,429,054 Aldar Properties PJSC 4,796
364,941 Aliansce Sonae Shopping Centers sa 1,879
695,250 *,g A-Living Services Co Ltd 449
13,035 Allreal Holding AG. 2,207
127,170 Alony Hetz Properties & Investments Ltd 998
36,165 Altus Group Ltd 1,199
634,500 Amata Corp PCL (Foreign) 398
193,353 Amot Investments Ltd 1,016
923,117 e Aroundtown S.A. 1,065
69,199 Arriyadh Development Co 373
842,000 Ascendas India Trust 711
1,982,000 Asian Property Development PCL (Foreign) 643
43,011 Atrium Ljungberg AB 746
5,794,508 Ayala Land, Inc 2,563
10,549,900 Bangkok Land PCL 244
1,899,601 Barwa Real Estate Co 1,366
9,792 * Big Shopping Centers Ltd 885
5,522 Blue Square Real Estate Ltd 321
94,276 Brigade Enterprises Ltd 662
6,855,000 * Bumi Serpong Damai Tbk PT 501
592,000 C&D International Investment Group Ltd 1,350
466,000 e C&D Property Management Group Co Ltd 231
34,114 CA Immobilien Anlagen AG. 989
2,336,344 Capitaland Investment Ltd 5,740
392,303 e Castellum AB 3,755
26,400 Catena AB 968
490,000 Cathay Real Estate Development Co Ltd 257
291,987 * CBRE Group, Inc 23,566
392,000 Central China New Life Ltd 132
1,733,982 Central Pattana PCL 3,210
1,221,000 *,†,e China Aoyuan Group Ltd 46
1,553,156 China Jinmao Holdings Group Ltd 229
445,227 China Merchants Shekou Industrial Zone Holdings Co Ltd 799

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,134,000 China Overseas Grand Oceans Group Ltd $ 534
2,894,786 China Overseas Land & Investment Ltd 6,333
365,119 China Overseas Property Holdings Ltd 369
2,882,602 China Resources Land Ltd 12,267
628,200 g China Resources Mixc Lifestyle Services Ltd 3,129
1,761,000 e China SCE Group Holdings Ltd 111
5,560,000 e China South City Holdings Ltd 348
2,074,238 China Vanke Co Ltd 2,794
509,719 China Vanke Co Ltd (Class A) 984
547,000 Chinese Estates Holdings Ltd 165
111,000 Chong Hong Construction Co 284
41,625 e Cibus Nordic Real Estate AB 405
764,507 City Developments Ltd 3,813
60,714 e Citycon Oyj 386
1,620,817 CK Asset Holdings Ltd 9,006
30,930 e Colliers International Group, Inc 3,035
374,000 *,†,e Colour Life Services Group 7
1,385,515 Commercial Real Estate Co KSC 470
429 * Compass, Inc 2
516,627 e Corem Property Group AB 243
529,200 e Corp Inmobiliaria Vesta SAB de C.V. 1,717
1,064,000 * Cosmopolitan International Holdings Ltd 197
11,042,898 e Country Garden Holdings Co Ltd 2,253
1,845,400 Country Garden Services Holdings Co Ltd 2,395
3,192 * Cushman & Wakefield plc 26
54,614 Daito Trust Construction Co Ltd 5,533
495,400 Daiwa House Industry Co Ltd 13,089
234,418 * Dar Al Arkan Real Estate Development Co 968
310,000 Delpha Construction Co Ltd 239
391,891 e Deutsche Annington Immobilien SE 7,654
14,583 Deutsche Euroshop AG. 333
922,284 * Deyaar Development PJSC 170
35,771 DIC Asset AG. 199
480,810 e DigitalBridge Group, Inc 7,073
64,204 e Dios Fastigheter AB 410
568,763 DLF Ltd 3,410
1,474 Douglas Elliman, Inc 3
19,424 e DREAM Unlimited Corp 303
17,877 Electra Real Estate Ltd 204
180,665 * Emaar Economic City 453
5,857,956 Emaar Properties PJSC 10,297
65,255 g Entra ASA 593
6,985,700 g ESR Cayman Ltd 12,031
916,000 †,e Ever Sunshine Lifestyle Services Group Ltd 178
443,000 e Excellence Commercial Property & Facilities Management Group Ltd 145
233,844 e eXp World Holdings Inc 4,742
223,234 e Fabege AB 1,608
1,397,995 Far East Consortium 333
222,000 Farglory Land Development Co Ltd 435
808,409 * Fastighets AB Balder 2,960
37,774 FirstService Corp 5,817
53,625 * Forestar Group, Inc 1,209
654,229 * Fortress REIT Ltd 176
1,069,747 Fortress REIT Ltd (Class A) 730
227 * FRP Holdings, Inc 13
126,659 Gazit Globe Ltd 419
203,164 Gemdale Corp 202
6,236,000 * Gemdale Properties and Investment Corp Ltd 363
104,444 * Godrej Properties Ltd 2,002
7,880 e Goldcrest Co Ltd 98
577,561 Grainger plc 1,667
80,551 Grand City Properties S.A. 633

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
230,500 * Greenland Holdings Corp Ltd $ 87
891,322 Greentown China Holdings Ltd 897
1,434,379 e Greentown Service Group Co Ltd 687
1,609,600 e Guangzhou R&F Properties Co Ltd 258
694,400 * Hainan Airport Infrastructure Co Ltd 389
637,442 Hang Lung Group Ltd 968
2,750,318 Hang Lung Properties Ltd 4,256
213,200 Hangzhou Binjiang Real Estate Group Co Ltd 259
24,822 Heiwa Real Estate Co Ltd 656
368,201 Heliopolis Housing 136
1,280,899 Henderson Land Development Co Ltd 3,815
982,065 Highwealth Construction Corp 1,346
280,100 Hong Fok Corp Ltd 207
1,072,045 Hongkong Land Holdings Ltd 4,192
923,161 e Hopson Development Holdings Ltd 658
29,254 * Howard Hughes Corp 2,309
178,000 Huaku Development Co Ltd 516
88,186 Hufvudstaden AB (Series A) 1,048
925,100 e Hulic Co Ltd 7,927
509,696 Hysan Development Co Ltd 1,246
181,125 Ichigo Holdings Co Ltd 347
204,800 Iguatemi S.A. 959
5,630 e Immobel S.A. 214
23,975 * IMMOFINANZ AG. 444
411,512 * Indiabulls Real Estate Ltd 303
495,237 Industrial Buildings Corp 1,210
40,586 g Instone Real Estate Group AG. 244
847 Intershop Holding AG. 565
1,332,500 IOI Properties Group BHD 306
96,359 Israel Canada T.R Ltd 223
1,424 Isras Investment Co Ltd 263
608,839 * IWG plc 1,068
290,300 JHSF Participacoes S.A. 309
1,596,750 *,† Jiangsu Future Land Co Ltd 16
437,625 *,e Jinke Smart Services Group Co Ltd 632
27,302 * Jones Lang LaSalle, Inc 4,254
1,057,329 K Wah International Holdings Ltd 339
2,718,000 e Kaisa Group Holdings Ltd 76
41,152 Katitas Co Ltd 713
874,244 * KE Holdings, Inc (ADR) 12,983
20,900 Keihanshin Building Co Ltd 168
1,033 Kennedy-Wilson Holdings, Inc 17
453,000 Kerry Properties Ltd 942
66,116 *,e K-fast Holding AB 118
321,800 Kindom Construction Co 311
104,055 Kojamo Oyj 978
1,499,000 e KWG Group Holdings Ltd 193
45,169 * Lamda Development S.A. 332
7,573,777 Land and Houses PCL Co Reg 1,807
6,096 LEG Immobilien AG. 352
562,749 Lend Lease Corp Ltd 2,920
135,443 * Leopalace21 Corp 252
75,959 e Lifestyle Communities Ltd 797
35,003,300 * Lippo Karawaci Tbk PT 217
41,100 LOG Commercial Properties e Participacoes S.A. 201
1,651,593 g Longfor Properties Co Ltd 4,033
528,980 Mabanee Co KPSC 1,457
63,301 Mahindra Lifespace Developers Ltd 360
35,779 *,†,e Mapeley Ltd 0 ^
117 Marcus & Millichap, Inc 4
790,500 Matrix Concepts Holdings BHD 239
833,100 MBK PCL 403

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,336 Mega Or Holdings Ltd $ 361
8,221,000 Megaworld Corp 297
22,022 Melisron Ltd 1,432
222,800 g Midea Real Estate Holding Ltd 201
1,048,918 Mitsubishi Estate Co Ltd 12,461
752,633 Mitsui Fudosan Co Ltd 15,001
5,815 Mobimo Holding AG. 1,569
13,660 e Morguard Corp 1,052
241,300 Multiplan Empreendimentos Imobiliarios S.A. 1,394
1,119,155 * National Real Estate Co KPSC 331
451,507 NEPI Rockcastle NV 2,650
21,640 NESCO Ltd 167
1,354,688 New World Development Co Ltd 3,348
4,658 Newmark Group, Inc 29
32,731 e Nexity 662
87,900 Nomura Real Estate Holdings, Inc 2,090
18,947 NP3 Fastigheter AB 286
216,983 e Nyfosa AB 1,201
104,086 Oberoi Realty Ltd 1,252
5,557 *,e Opendoor Technologies, Inc 22
735,700 Origin Property PCL 220
12,089,800 Pakuwon Jati Tbk PT 393
75,722 Pandox AB 882
520,883 Parque Arauco S.A. 837
41,309 Patrizia Immobilien AG. 492
12,051 *,e Peach Property Group AG. 179
111,729 * PEXA Group Ltd 1,017
80,558 Phoenix Mills Ltd 1,537
50,802 Platzer Fastigheter Holding AB 377
346,146 Plaza S.A. 535
1,773,000 Poly Hong Kong Investment Ltd 397
682,062 Poly Real Estate Group Co Ltd 1,224
1,453,000 e Powerlong Real Estate Holdings Ltd 173
4,327 Prashkovsky Investments and Construction Ltd 105
114,635 Prestige Estates Projects Ltd 805
1,075,000 Prince Housing & Development Corp 415
1,316 * Property & Building Corp 57
459,100 Pruksa Holding PCL 163
41,583 PSP Swiss Property AG. 4,646
8,098,100 PT Ciputra Development Tbk 573
16,315,400 *,† PT Hanson International Tbk 0 ^
5,805,300 Quality House PCL 361
733,000 e Radiance Holdings Group Co Ltd 350
650 Re/Max Holdings, Inc 13
1,272 * Realogy Holdings Corp 9
1,040,000 †,e,g Redco Properties Group Ltd 132
282,234 *,e Redfin Corp 3,505
86,228 Relo Holdings, Inc 1,177
101,370 Retal Urban Development Co 309
55,356 RMR Group, Inc 1,283
1,523,900 Robinsons Land Corp 395
1,422,062 Ruentex Development Co Ltd 1,646
200,578 Sagax AB 3,966
190,000 Sakura Development Co Ltd 253
325,291 Salhia Real Estate Co KSCP 544
22,030 SAMTY Co Ltd 343
11,623,600 Sansiri PCL 630
122,851 * Saudi Real Estate Co 459
116,236 Savills plc 1,256
1,272,000 SC Asset Corp PCL 157
656,000 e SCE Intelligent Commercial Management Holdings Ltd 123
1,898,000 Seazen Group Ltd 372

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
61,723 Seazen Holdings Co Ltd $ 123
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 285
52,137 Shanghai Lingang Holdings Corp Ltd 86
1,307,792 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 814
2,584,000 Shenzhen Investment Ltd 463
928,370 † Shimao Property Holdings Ltd 131
1,155,000 *,e,g Shimao Services Holdings Ltd 230
2,284,000 Shoucheng Holdings Ltd 532
3,562,500 Shui On Land Ltd 405
917,469 * Shun TAK Holdings Ltd 145
22,584 Shurgard Self Storage Ltd 1,031
2,618,600 Sime Darby Property BHD 262
2,171,400 Singha Estate PCL 78
3,011,322 Sino Land Co 3,707
3,154,500 e Sino-Ocean Land Holdings Ltd 178
236,000 Sinyi Realty Co 217
1,009,885 Sirius Real Estate Ltd 1,095
3,212 SK D&D Co Ltd 54
8,741,488 SM Prime Holdings 5,217
31,999 Sobha Ltd 210
2,009,500 * Soho China Ltd 300
1,878,400 SP Setia BHD 220
6,900 * SRE Holdings Corp 185
518 St. Joe Co 25
21,600 Starts Corp, Inc 443
755,682 e StorageVault Canada, Inc 3,337
201 Stratus Properties, Inc 5
236,205 Sumitomo Realty & Development Co Ltd 5,853
8,935,800 Summarecon Agung Tbk PT 394
23,063 Summit Real Estate Holdings Ltd 298
15,739 Sumou Real Estate Co 207
18,780 Sun Frontier Fudousan Co Ltd 186
1,285,908 Sun Hung Kai Properties Ltd 16,247
1,022,000 e,g Sunac Services Holdings Ltd 290
58,429 Sunteck Realty Ltd 201
1,044,600 Supalai PCL 596
357,424 Swire Pacific Ltd (Class A) 2,746
950,926 Swire Properties Ltd 2,343
83,732 Swiss Prime Site AG. 7,273
160,308 TAG Tegernsee Immobilien und Beteiligungs AG. 1,516
816,010 Talaat Moustafa Group 239
11,412 * Tejon Ranch Co 196
14,271 * TKP Corp 273
33,880 TOC Co Ltd 149
243,193 Tokyo Tatemono Co Ltd 3,132
516,600 Tokyu Fudosan Holdings Corp 2,961
20,443 Tosei Corp 248
43 * Transcontinental Realty Investors, Inc 2
220,914 e Tricon Capital Group, Inc 1,948
579,800 * Tropicana Corp BHD 166
1,414,986 United Development Co PSC 446
368,109 UOL Group Ltd 1,755
11,437 e VGP NV 1,119
3,254 VIB Vermoegen AG. 49
294,053 Wallenstam AB 997
6,704,900 WHA Corp PCL 871
1,453,756 Wharf Real Estate Investment Co Ltd 7,294
231,239 Wihlborgs Fastigheter AB 1,674
580,642 Yanlord Land Group Ltd 329
4,581 YH Dimri Construction & Development Ltd 285
1,798,652 Yuexiu Property Co Ltd 2,096
455,000 Yuexiu Services Group Ltd 167

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
213,300 Zhejiang China Commodities City Group Co Ltd $ 251
2,440,000 *,e Zhuguang Holdings Group Co Ltd 218
141,444 * Zillow Group, Inc (Class A) 6,959
124,488 * Zillow Group, Inc (Class C) 6,257
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 454,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
4,866 3peak, Inc 146
84,259 * ACM Research, Inc 1,102
200,000 A-DATA Technology Co Ltd 575
1,285,804 * Advanced Micro Devices, Inc 146,466
33,742 * Advanced Micro-Fabrication Equipment, Inc China 731
115,000 Advanced Wireless Semiconductor Co 336
137,600 Advantest Corp 18,533
625 *,e Aehr Test Systems 26
204,100 e AEM Holdings Ltd 563
413,753 Aixtron AG. 14,050
84,000 Alchip Technologies Ltd 4,866
189,537 * Allegro MicroSystems, Inc 8,556
455 * Alpha & Omega Semiconductor Ltd 15
223,585 *,e Alphawave IP Group plc 407
69,613 Amazing Microelectronic Corp 253
32,881 * Ambarella, Inc 2,751
260,962 Amkor Technology, Inc 7,764
21,749 * Amlogic Shanghai Co Ltd 253
241,246 * ams AG. 1,739
680,817 Analog Devices, Inc 132,630
32,000 Andes Technology Corp 492
77,000 AP Memory Technology Corp 756
2,581,441 Applied Materials, Inc 373,122
343,000 Ardentec Corp 674
1,266,925 ASE Technology Holding Co Ltd 4,505
49,414 ASM International NV 20,981
897,300 ASM Pacific Technology 8,865
23,000 ASMedia Technology, Inc 783
810,673 ASML Holding NV 588,004
25,000 ASPEED Technology, Inc 2,303
20,318 * ASR Microelectronics Co Ltd 211
4,353 * Axcelis Technologies, Inc 798
144,721 BE Semiconductor Industries NV 15,696
45,231 * Borosil Renewables Ltd 280
1,280,703 Broadcom, Inc 1,110,920
25,130 * Cambricon Technologies Corp Ltd 653
21,878 * Camtek Ltd 763
595 * Ceva, Inc 15
359,500 Chang Wah Technology Co Ltd 504
11,538 *,† China Energy Savings Technology, Inc 0
72,241 China Resources Microelectronics Ltd 522
3,232,000 Chipbond Technology Corp 6,560
427,000 ChipMOS Technologies, Inc 502
43,572 * Cirrus Logic, Inc 3,530
77,024 * Cohu, Inc 3,201
2,309 * Credo Technology Group Holding Ltd 40
429,500 D&O Green Technologies Bhd 340
51,500 * Daqo New Energy Corp (ADR) 2,045
47,605 * Diodes, Inc 4,403
75,900 Disco Corp 12,034
27,533 Dongbu HiTek Co Ltd 1,327
10,272 * Duk San Neolux Co Ltd 360
230,000 Elan Microelectronics Corp 752
223,000 Elite Semiconductor Memory Technology, Inc 591
29,913 Elmos Semiconductor AG. 2,457

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,000 eMemory Technology, Inc $ 4,008
514,000 * ENNOSTAR, Inc 862
106,476 * Enphase Energy, Inc 17,833
117,869 Entegris, Inc 13,062
7,981 Eo Technics Co Ltd 684
194,595 Episil Holdings, Inc 527
85,860 Episil-Precision, Inc 181
201,157 Etron Technology, Inc 276
12,098 Eugene Technology Co Ltd 314
437,000 Everlight Electronics Co Ltd 727
584,000 Faraday Technology Corp 3,984
39,333 Ferrotec 1,001
84,087 * First Solar, Inc 15,984
147,000 Fitipower Integrated Technology, Inc 679
83,700 Flat Glass Group Co Ltd 445
395,000 e Flat Glass Group Co Ltd 1,354
57,829 * Formfactor, Inc 1,979
890,000 Formosa Advanced Technologies Co Ltd 1,253
62,200 Formosa Sumco Technology Corp 336
50,000 * Foxsemicon Integrated Technology, Inc 325
35,260 * GalaxyCore, Inc 77
8,573,000 GCL Poly Energy Holdings Ltd 1,990
22,612 * GemVax & Kael Co Ltd 243
39,506 Gigadevice Semiconductor Beijing, Inc 580
46,000 * Global Mixed Mode Technology, Inc 288
126,000 Global Unichip Corp 6,522
49,200 *,e GLOBALFOUNDRIES, Inc 3,177
138,988 Globalwafers Co Ltd 2,231
297,700 * Greatech Technology Bhd 280
238,000 Greatek Electronics, Inc 438
42,000 Gudeng Precision Industrial Co Ltd 581
10,231 HAESUNG DS Co Ltd 474
6,608 Hana Materials, Inc 266
33,346 Hana Micron, Inc 558
32,000 Hangzhou Chang Chuan Technology Co Ltd 210
69,900 Hangzhou First Applied Material Co Ltd 358
36,100 Hangzhou Lion Electronics Co Ltd 183
78,444 Hangzhou Silan Microelectronics Co Ltd 328
35,911 Hanmi Semiconductor Co Ltd 829
127,000 Holtek Semiconductor, Inc 279
189,140 HPSP Co Ltd 4,124
255,531 *,g Hua Hong Semiconductor Ltd 841
1,563,237 Hynix Semiconductor, Inc 137,353
3,807 Hyundai Energy Solutions Co Ltd 112
368,604 * Ichor Holdings Ltd 13,823
138,334 *,e Impinj, Inc 12,402
2,088,200 Inari Amertron BHD 1,232
146,414 *,e indie Semiconductor, Inc 1,376
2,343,834 Infineon Technologies AG. 96,524
22,156 Ingenic Semiconductor Co Ltd 270
12,942 Innox Advanced Materials Co Ltd 383
5,735,647 Intel Corp 191,800
10,827 ISC Co Ltd 457
99,000 ITE Technology, Inc 358
8,221 ITM Semiconductor Co Ltd 139
178,817 JA Solar Technology Co Ltd 1,027
55,113 Japan Material Co Ltd 921
68,097 Jentech Precision Industrial Co Ltd 1,415
19,800 Jiangsu Pacific Quartz Co Ltd 311
322,289 * Jinko Solar Co Ltd 625
35,600 *,e JinkoSolar Holding Co Ltd (ADR) 1,580
33,333 Jusung Engineering Co Ltd 485

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
899,000 King Yuan Electronics Co Ltd $ 1,650
244,000 Kinsus Interconnect Technology Corp 918
80,034 KLA Corp 38,818
150,670 Koh Young Technology, Inc 1,775
7,087 KoMiCo Ltd 333
26,350 Kulicke & Soffa Industries, Inc 1,567
321,253 Lam Research Corp 206,521
65,000 Land Mark Optoelectronics Corp 214
40,200 Lasertec Corp 6,075
222,710 * Lattice Semiconductor Corp 21,396
7,866 LEENO Industrial Inc 884
395,268 LONGi Green Energy Technology Co Ltd 1,564
17,000 * M31 Technology Corp 532
748 * MACOM Technology Solutions Holdings, Inc 49
1,528,000 Macronix International 1,611
67,800 Malaysian Pacific Industries BHD 406
62,000 Marketech International Corp 282
861,053 Marvell Technology, Inc 51,474
126,569 * Maxeon Solar Technologies Ltd 3,564
51,246 * MaxLinear, Inc 1,617
5,336,520 MediaTek, Inc 118,128
10,689 *,e Megachips Corp 278
35,243 Melexis NV 3,461
2,711,353 *,e Meyer Burger Technology AG. 1,830
235,915 Microchip Technology, Inc 21,136
1,534,313 Micron Technology, Inc 96,831
30,700 Micronics Japan Co Ltd 430
148,391 Mimasu Semiconductor Industry Co Ltd 3,229
16,606 e Mitsui High-Tec, Inc 1,136
28,235 MKS Instruments, Inc 3,052
67,772 Monolithic Power Systems, Inc 36,612
62,605 Montage Technology Co Ltd 496
60,068 * Nanometrics, Inc 6,996
541,075 Nanya Technology Corp 1,234
28,114 NAURA Technology Group Co Ltd 1,234
309,686 *,e Navitas Semiconductor Corp 3,264
19,949 * NEPES Corp 300
65,769 NEXTIN, Inc 3,827
141,440 * Nordic Semiconductor ASA 1,726
68,164 * Nova Measuring Instruments Ltd 7,794
242,758 Novatek Microelectronics Corp Ltd 3,333
157,000 Nuvoton Technology Corp 651
4,325,345 NVIDIA Corp 1,829,707
234,089 NXP Semiconductors NV 47,913
181,772 * ON Semiconductor Corp 17,192
270,000 Opto Technology Corp 385
28,452 Optorun Co Ltd 482
159,000 Orise Technology Co Ltd 402
289,000 Pan Jit International, Inc 647
30,000 Parade Technologies Ltd 1,040
91,222 * PDF Solutions, Inc 4,114
130,000 Phison Electronics Corp 1,724
396,903 * Photronics, Inc 10,236
101,000 Pixart Imaging, Inc 356
1,095 Power Integrations, Inc 104
2,413,000 Powerchip Semiconductor Manufacturing Corp 2,409
584,000 Powertech Technology, Inc 1,973
16,595 PSK, Inc 288
88,938 * PVA TePla AG. 1,849
42,162 * Qorvo, Inc 4,302
1,370,122 QUALCOMM, Inc 163,099
350,000 Radiant Opto-Electronics Corp 1,239

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
98,249 * Rambus, Inc $ 6,305
45,000 Raydium Semiconductor Corp 466
37,000 * RDC Semiconductor Co Ltd 193
186,261 Realtek Semiconductor Corp 2,322
229,382 *,e REC Silicon ASA 343
2,347,400 * Renesas Electronics Corp 44,301
16,345 RFHIC Corp 274
61,311 RichWave Technology Corp 350
66,000 Risen Energy Co Ltd 233
17,800 * Rockchip Electronics Co Ltd 179
112,900 Rohm Co Ltd 10,694
9,307 Rorze Corp 759
14,400 RS Technologies Co Ltd 322
13,825 S&S Tech Corp 585
268,500 * Sanan Optoelectronics Co Ltd 639
19,513 Sanken Electric Co Ltd 1,841
33,969 e SCREEN Holdings Co Ltd 3,869
116,000 SDI Corp 486
254,709 * Semtech Corp 6,485
32,687 Seoul Semiconductor Co Ltd 319
14,344 SG Micro Corp 163
94,920 Shanghai Aiko Solar Energy Co Ltd 403
29,410 Shanghai Fudan Microelectronics Group Co Ltd 203
254,000 Shanghai Fudan Microelectronics Group Co Ltd 627
18,721 Shenzhen SC New Energy Technology Corp 290
2,800 * Shibaura Mechatronics Corp 436
58,600 Shinko Electric Industries 2,410
332,000 Sigurd Microelectronics Corp 591
2,103,512 Silergy Corp 26,204
147,917 * Silex Systems Ltd 391
81,517 * Silicon Laboratories, Inc 12,859
9,771 Silicon Works Co Ltd 851
14,833 Siltronic AG. 1,135
19,427 SIMMTECH Co Ltd 507
416,000 Sino-American Silicon Products, Inc 2,170
341 * SiTime Corp 40
95,000 Sitronix Technology Corp 719
82,763 * SK Square Co Ltd 2,796
102,750 * SkyWater Technology, Inc 968
66,875 Skyworks Solutions, Inc 7,402
13,010 *,e SMA Solar Technology AG. 1,591
422,282 *,e SMART Global Holdings, Inc 12,250
62,725 * Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 197
18,400 e Socionext, Inc 2,700
21,917 * SOITEC 3,708
5,700 StarPower Semiconductor Ltd 169
720,487 STMicroelectronics NV 35,933
59,406 *,e STS Semiconductor & Telecommunications 246
159,342 e Sumco Corp 2,261
402,000 Sunplus Technology Co Ltd 372
14,753 Suss Microtec AG. 392
960 * Synaptics, Inc 82
179,000 Taiwan Mask Corp 480
204,000 Taiwan Semiconductor Co Ltd 641
43,176,146 Taiwan Semiconductor Manufacturing Co Ltd 797,607
1,007,518 e Taiwan Semiconductor Manufacturing Co Ltd (ADR) 101,679
1,265,000 Taiwan Surface Mounting Technology Co Ltd 4,097
208,744 *,e Technoprobe S.p.A 1,650
68,891 Teradyne, Inc 7,670
1,497,796 Texas Instruments, Inc 269,633
211,781 Tianjin Zhonghuan Semiconductor Co Ltd 969
248,161 Tianshui Huatian Technology Co Ltd 315

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,738 Tokai Carbon Korea Co Ltd $ 1,999
459,100 Tokyo Electron Ltd 66,123
58,900 Tokyo Seimitsu Co Ltd 3,261
109,948 TongFu Microelectronics Co Ltd 343
241,339 Tongwei Co Ltd 1,142
464,000 Topco Scientific Co Ltd 2,724
114,742 * Tower Semiconductor Ltd (Tel Aviv) 4,238
106,700 Tri Chemical Laboratories, Inc 2,091
113,597 Trina Solar Co Ltd 668
1,746,000 *,† Trony Solar Holdings Co Ltd. 2
3,586 TSE Co Ltd 152
413,881 TSEC Corp 477
5,592 U-Blox AG. 614
948 * Ultra Clean Holdings 36
40,544 e Ulvac, Inc 1,729
538,700 e UMS Holdings Ltd 424
46,068 Unigroup Guoxin Microelectronics Co Ltd 593
873,600 Unisem M BHD 562
4,598,071 United Microelectronics Corp 7,225
1,224,000 * United Renewable Energy Co Ltd/Taiwan 772
20,214 Universal Display Corp 2,913
34,000 UPI Semiconductor Corp 322
10,804 * Urban Lithium, Inc 172
355,744 Vanguard International Semiconductor Corp 1,010
339,183 *,e Veeco Instruments, Inc 8,710
32,276 * Verisilicon Microelectronics Shanghai Co Ltd 320
177,000 Via Technologies, Inc 462
88,000 VisEra Technologies Co Ltd 741
141,000 Visual Photonics Epitaxy Co Ltd 529
281,100 ViTrox Corp BHD 482
449,000 Wafer Works Corp 686
126,201 *,e Weebit Nano Ltd 428
60,084 Will Semiconductor Ltd 814
131,000 Win Semiconductors Corp 694
1,223,389 * Winbond Electronics Corp 1,082
17,000 * WinWay Technology Co Ltd 426
252,010 *,e Wolfspeed, Inc 14,009
22,175 WONIK IPS Co Ltd 556
12,602 Wonik QnC Corp 300
7,279 * Wuxi Autowell Technology Co Ltd 189
4,455 *,g X-Fab Silicon Foundries SE 48
50,385 *,g X-Fab Silicon Foundries SE 546
81,263 Xinjiang Daqo New Energy Co Ltd 454
118,000 XinTec, Inc 490
4,067,214 Xinyi Solar Holdings Ltd 4,722
7,400 Yangzhou Yangjie Electronic Technology Co Ltd 41
75,106 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 736
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,335,533
SOFTWARE & SERVICES - 8.9%
56,000 *,e 21Vianet Group, Inc (ADR) 162
184,587 360 Security Technology, Inc 319
287 * 8x8, Inc 1
713 A10 Networks, Inc 10
32,627 e Absolute Software Corp 373
1,226,750 e Accenture plc 378,551
2,853 * ACI Worldwide, Inc 66
663 Adeia, Inc 7
2,913 Adesso SE 394
499,620 * Adobe, Inc 244,309
206 * Agilysys, Inc 14
53,800 *,e Agora, Inc (ADR) 168

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,400 Ahnlab, Inc $ 214
120,479 * Akamai Technologies, Inc 10,827
10,748 Al Moammar Information Systems Co 448
102,003 * Alarm.com Holdings, Inc 5,272
39,580 *,e Alkami Technology, Inc 649
3,900 e Alpha Systems, Inc 95
1,017 * Altair Engineering, Inc 77
24,381 * Alten 3,845
123,415 * Alteryx, Inc 5,603
635,859 Altium Ltd 15,746
160,950 Amdocs Ltd 15,910
797 American Software, Inc (Class A) 8
1,631 * Amplitude, Inc 18
3,415 * Ansys, Inc 1,128
29,734 * Appfolio, Inc 5,118
839 * Appian Corp 40
51,500 * Appier Group, Inc 632
120,591 * Applied Blockchain, Inc 1,128
177,661 * AppLovin Corp 4,571
20,603 Arabian Internet & Communications Services Co 1,777
12,400 Argo Graphics, Inc 337
1,583 * Asana, Inc 35
140,800 g AsiaInfo Technologies Ltd 196
488 * Aspen Technology, Inc 82
128,927 Asseco Poland S.A. 2,546
18,180 * Asure Software, Inc 221
124,990 Atea ASA 1,817
299,949 * Atlassian Corp 50,334
92,465 Atos Origin S.A. 1,323
3,257 Atoss Software AG. 738
5,789 Aubay 301
9,370 * Autodesk, Inc 1,917
3,651 *,e AvePoint, Inc 21
5,300 * Base Co Ltd 211
1,628,700 *,e BASE, Inc 3,037
190,994 Bechtle AG. 7,585
51,100 * Beijing E-Hualu Information Technology Co Ltd 234
25,197 * Beijing Kingsoft Office Software, Inc 1,642
67,932 Beijing Shiji Information Technology Co Ltd 131
219,223 Bentley Systems, Inc 11,888
694 * BigCommerce Holdings, Inc 7
78,168 * Bill.Com Holdings, Inc 9,134
148,460 Birlasoft Ltd 652
80,885 * Black Knight, Inc 4,831
22,315 * Blackbaud, Inc 1,588
465,116 *,e Blackberry Ltd (New) 2,577
1,160 * Blackline, Inc 62
2,601 * Box, Inc 76
1,484,937 *,e BrainChip Holdings Ltd 365
831 * Braze, Inc 36
75,200 * Brightcove, Inc 302
735,427 Bytes Technology Group plc 4,927
1,913 *,e C3.ai, Inc 70
79,043 * Cadence Design Systems, Inc 18,537
94,054 Cancom SE 2,850
601,815 Cap Gemini S.A. 113,949
12,116 cBrain A.S. 276
132,223 * CCC Intelligent Solutions Holdings, Inc 1,482
15,363 * CE Info Systems Ltd 226
40,664 *,e Cellebrite DI Ltd 293
250 * Cerence Inc 7
57,732 * Ceridian HCM Holding, Inc 3,866

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
198,775 * CGI, Inc $ 20,962
36,500 e Change, Inc 580
283,100 *,e Chatwork Co Ltd 2,182
120,767 * Check Point Software Technologies 15,171
14,276,000 * China Youzan Ltd 256
2,522,000 Chinasoft International Ltd 1,591
110,300 * Chindata Group Holdings Ltd (ADR) 790
8,017 *,e Cipher Mining, Inc 23
2,226 *,e Cleanspark, Inc 10
416,622 e Clear Secure, Inc 9,653
229,708 * Cloudflare, Inc 15,016
32,865 Coforge Ltd 1,895
355,363 Cognizant Technology Solutions Corp (Class A) 23,198
325,225 * Commvault Systems, Inc 23,618
65,121 Computacenter plc 1,890
33,688 Comture Corp 486
103,713 * Confluent, Inc 3,662
286 * Consensus Cloud Solutions, Inc 9
18,902 Constellation Software, Inc 39,163
1,524,155 e Converge Technology Solutions Corp 3,682
29,683 *,e Couchbase, Inc 470
65,642 *,e,g Crayon Group Holding ASA 642
370,799 * Crowdstrike Holdings, Inc 54,459
120,491 * CyberArk Software Ltd 18,836
23,700 Cybozu, Inc 387
68,430 Cyient Ltd 1,254
2,659,500 * Dagang NeXchange Bhd 272
5,091,125 * Darktrace plc 19,922
703,640 Dassault Systemes SE 31,179
110,640 Data#3 Ltd 532
629,693 * Datadog, Inc 61,949
4,422 Datagroup SE 282
7,949 * Dear U Co Ltd 237
153,992 * Descartes Systems Group, Inc 12,336
61,777 DHC Software Co Ltd 60
105,800 Digital Arts, Inc 4,318
2,467,000 Digital China Holdings Ltd 986
30,513 Digital Garage, Inc 818
2,699,800 * Digital Mediatama Maxima Tbk PT 88
1,247 * Digital Turbine, Inc 12
3,750 Digital Value S.p.A 244
1,466 *,e DigitalOcean Holdings, Inc 59
13,905 * Docebo, Inc 550
143,428 * DocuSign, Inc 7,328
24,730 Dolby Laboratories, Inc (Class A) 2,069
297,672 * Domo, Inc 4,364
5,151 * DoubleVerify Holdings, Inc 200
212,486 * Dropbox, Inc 5,667
31,000 DTS Corp 732
13,434 DuzonBIzon Co Ltd 317
4,446 * DXC Technology Co 119
173,155 e Dye & Durham Ltd 2,367
320,973 * Dynatrace, Inc 16,520
1,159 *,e E2open Parent Holdings, Inc 7
710 Ebix, Inc 18
446 * eGain Corp 3
132,624 * Elastic NV 8,504
21,142 Elm Co 3,292
689,783 * EngageSmart, Inc 13,168
36,496 Enghouse Systems Ltd 887
682 * Envestnet, Inc 40
97,591 * EPAM Systems, Inc 21,934

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,709 Esker S.A. $ 713
294,078 * Everbridge, Inc 7,911
706 *,e EverCommerce, Inc 8
18,765 * Fair Isaac Corp 15,185
2,884 *,e Fastly, Inc 45
21,006 * First Derivatives plc 512
368,731 * Five9, Inc 30,402
1,425 *,e ForgeRock, Inc 29
7,420 Formula Systems 1985 Ltd 546
286,116 * Fortinet, Inc 21,628
874,825 Fortnox AB 5,166
82,500 *,e Freee KK 1,880
3,892 * Freshworks, Inc 68
88,547 F-Secure Corp 226
41,768 FUJI SOFT, Inc 1,346
205,200 Fujitsu Ltd 26,570
7,127 Fukui Computer Holdings, Inc 139
38,700 Future Architect, Inc 461
111,354 * Gartner, Inc 39,008
197,603 GB Group plc 576
1,756,624 * GDS Holdings Ltd 2,409
522,852 * GDS Holdings Ltd (ADR) 5,746
4,200,096 Gen Digital, Inc 77,912
15,517 GFT Technologies AG. 438
7,479 *,e Gitlab, Inc 382
77,537 g Global Dominion Access S.A. 332
38,085 * Globant S.A. 6,845
5,500 e GMO GlobalSign Holdings KK 121
53,770 GMO internet, Inc 1,033
125,023 * GoDaddy, Inc 9,393
1,003 * Grid Dynamics Holdings, Inc 9
1,588 * Guidewire Software, Inc 121
553 Hackett Group, Inc 12
111,903 Hansen Technologies Ltd 387
101,575 Happiest Minds Technologies Ltd 1,215
3,776 * HashiCorp, Inc 99
392,372 HCL Technologies Ltd 5,704
11,065 Hilan Ltd 549
23,819 Hinduja Global Solutions Ltd 314
1,999 * HubSpot, Inc 1,064
54,052 Hundsun Technologies, Inc 330
316,422 * Hut 8 Mining Corp 1,051
5,162 Hyundai Autoever Corp 552
52,952 * IBEX Ltd 1,124
58,583 * Iflytek Co Ltd 549
102,494 e Indra Sistemas S.A. 1,297
281,000 Inesa Intelligent Tech, Inc - B 160
26,709 *,e Informatica, Inc 494
658 Information Services Group, Inc 4
22,548 e Information Services International-Dentsu Ltd 792
1,357,943 Infosys Technologies Ltd 22,118
187 *,e Instructure Holdings, Inc 5
189,494 * Intapp, Inc 7,942
67,768 Intellect Design Arena Ltd 521
651 e InterDigital, Inc 63
706,421 International Business Machines Corp 94,526
520,058 Intuit, Inc 238,285
16,207 * Ionos SE 230
866,415 Iress Market Technology Ltd 5,948
56,550 Isoftstone Information Technology Group Co Ltd 212
17,100 Itochu Techno-Science Corp 433
1,899 * Jamf Holding Corp 37

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
503,057 Justsystems Corp $ 14,108
69,570 Kainos Group plc 1,092
365,100 *,e Kaonavi, Inc 5,254
818,779 Keywords Studios plc 18,821
121,690 * Kinaxis, Inc 17,389
1,087,495 * Kingdee International Software Group Co Ltd 1,460
83,200 *,e Kingsoft Cloud Holdings Ltd (ADR) 508
24,382 KNOW IT AB 394
355,539 KPIT Engineering Ltd 4,740
327,977 * Kyndryl Holdings, Inc 4,356
469,483 g Larsen & Toubro Infotech Ltd 29,864
2,583,413 Learning Technologies Group plc 2,712
1,232,116 * Lightspeed Commerce, Inc 20,843
779,000 e,g Linklogis, Inc 278
15,137 LiveChat Software S.A. 480
210,729 * LiveRamp Holdings, Inc 6,018
3,667,465 g Locaweb Servicos de Internet S.A. 6,572
53,463 Magic Software Enterprises Ltd 700
46,535 * Manhattan Associates, Inc 9,301
1,808 *,e Marathon Digital Holdings, Inc 25
14,076 Mastek Ltd 334
25,828 Matrix IT Ltd 527
1,424 *,e Matterport, Inc 4
190,720 *,e Megaport Ltd 929
652 * MeridianLink, Inc 14
14,075,527 Microsoft Corp 4,793,280
222 *,e MicroStrategy, Inc (Class A) 76
671,000 e Ming Yuan Cloud Group Holdings Ltd 303
35,167 Mitsubishi Research Institute, Inc 1,344
177,238 * Model N, Inc 6,267
20,086 *,e Monday.com Ltd 3,439
36,488 * Money Forward, Inc 1,455
27,552 * MongoDB, Inc 11,324
61,348 Mphasis Ltd 1,423
346 * N-Able, Inc 5
7,477 *,e Nagarro SE 650
852,000 *,†,e National Agricultural Holdings Ltd 1
21,067 NavInfo Co Ltd 34
207,027 NCC Group plc 254
44,229 *,e nCino OpCo, Inc 1,332
102,900 * NCR Corp 2,593
47,400 NEC Corp 2,300
54,443 NEC Networks & System Integration Corp 753
60,485 Nemetschek AG. 4,516
67,006 NET One Systems Co Ltd 1,472
219,707 g Netcompany Group A.S. 9,102
36,758 * New Relic, Inc 2,405
2,671,646 * NEXTDC Ltd 22,529
66,926 * Nice Systems Ltd 13,775
636,084 Nihon Unisys Ltd 15,649
61,234 * NIIT Ltd 63
201,800 Nippon System Development Co Ltd 4,057
74,100 Nomura Research Institute Ltd 2,047
9,982 * Northern Data AG. 244
25,292 NS Solutions Corp 707
121,400 NTT Data Corp 1,702
368,276 * Nutanix, Inc 10,330
25,700 OBIC Business Consultants Ltd 942
13,400 Obic Co Ltd 2,151
25,295 Objective Corp Ltd 232
117,986 * Okta, Inc 8,182
116,237 * Olo, Inc 751

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,417 ON24, Inc $ 12
26,582 One Software Technologies Ltd 358
876 * OneSpan, Inc 13
254,335 Open Text Corp (Toronto) 10,579
4,075,708 Oracle Corp 485,376
7,600 * Oracle Corp Japan 565
106,096 Oracle Financial Services Software Ltd 5,003
66,118 Ordina NV 409
22,400 Otsuka Corp 873
31,822 *,e OVH Groupe SAS 329
36,936 * Pagerduty, Inc 830
1,495,226 * Palantir Technologies, Inc 22,922
1,387,824 * Palo Alto Networks, Inc 354,603
21,345 Paycom Software, Inc 6,857
49,116 *,e Paycor HCM, Inc 1,163
46,655 * Paylocity Holding Corp 8,609
27,250 Pegasystems, Inc 1,343
44,170 Perfect Presentation For Commercial Services Co 249
14,474 * Perficient, Inc 1,206
41,285 Persistent Systems Ltd 2,532
94,400 *,e PKSHA Technology, Inc 2,035
14,000 Plus Alpha Consulting Co Ltd 325
50,603 Posco ICT Co Ltd 589
748,143 * PowerSchool Holdings, Inc 14,319
48,168 * Procore Technologies, Inc 3,134
536 Progress Software Corp 31
299 * PROS Holdings, Inc 9
221,533 * PTC, Inc 31,524
215,974 * Q2 Holdings, Inc 6,674
32,011 * Qi An Xin Technology Group, Inc 229
15,874 *,e QT Group Oyj 1,324
729 * Qualys, Inc 94
76,700 Rakus Co Ltd 1,308
1,460 * Rapid7, Inc 66
31,556 * Rategain Travel Technologies Ltd 161
20,500 Reply S.p.A 2,331
64,356 * RingCentral, Inc 2,106
1,855 *,e Riot Blockchain, Inc 22
59,563 *,e Riskified Ltd 289
367,090 Roper Technologies, Inc 176,497
50,580 Route Mobile Ltd 984
34,183 S&T AG. 676
1,079,933 Sage Group plc 12,686
25,103 Saipens International Corp NV 667
2,641,318 * Salesforce, Inc 558,005
14,749 Samsung SDS Co Ltd 1,383
11,780 Sangfor Technologies, Inc 184
62,700 * Sansan, Inc 740
1,123,078 SAP AG. 153,421
1,166 Sapiens International Corp NV 31
1,315 Secunet Security Networks AG. 313
73,660 *,e SEMrush Holdings, Inc 705
255,690 * SentinelOne, Inc 3,861
452,553 * ServiceNow, Inc 254,321
583,332 Shanghai Baosight Software Co Ltd 1,542
49,602 Shanghai Baosight Software Co Ltd 348
220,372 * SHIFT, Inc 40,396
1,983,258 * Shopify, Inc (Class A) 128,180
929,741 Silverlake Axis Ltd 210
33,717 SimCorp AS 3,572
21,500 Simplex Holdings, Inc 394
564,445 *,e,g Sinch AB 1,275

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,804,287 * SiteMinder Ltd $ 5,466
100,279 * Smartsheet, Inc 3,837
261,955 * Snowflake, Inc 46,099
10,700 Softbank Technology Corp 195
474,104 Softcat plc 8,542
43,686 Software AG. 1,519
1,631 * SolarWinds Corp 17
98,792 Sonata Software Ltd 1,218
64,780 Sopra Group S.A. 12,933
3,450 *,e SoundHound AI, Inc 16
130,278 * Splunk, Inc 13,821
417,475 * Sprinklr, Inc 5,774
464,626 *,e Sprout Social, Inc 21,447
112,106 * SPS Commerce, Inc 21,531
406,583 * Squarespace, Inc 12,824
466,400 Sumisho Computer Systems Corp 7,340
637,224 SUNeVision Holdings Ltd 326
33,968 *,e SUSE S.A. 479
643,488 * Synopsys, Inc 280,181
4,379,512 Systena Corp 8,932
122,000 Systex Corp 432
57,195 Tanla Platforms Ltd 715
373,834 Tata Consultancy Services Ltd 15,106
29,050 Tata Elxsi Ltd 2,698
117,159 *,g TeamViewer AG. 1,883
221,090 Tech Mahindra Ltd 3,061
43,100 TechMatrix Corp 559
243,129 Technology One Ltd 2,550
66,792 Temenos Group AG. 5,318
2,040 * Tenable Holdings, Inc 89
304,139 * Teradata Corp 16,244
23,661 Thunder Software Technology Co Ltd 315
87,780 Tietoenator Oyj 2,424
516,100 TIS, Inc 12,931
64,142 *,e TomTom NV 499
417,852 Totvus S.A. 2,616
25,900 * Trend Micro, Inc 1,254
11,507 e Trifork Holding AG. 233
191,265 *,e Truecaller AB 524
489 *,e Turing Holding Corp 4
121,700 * Tuya, Inc (ADR) 230
345,345 * Twilio, Inc 21,971
1,567 * Tyler Technologies, Inc 653
502,332 *,e UiPath, Inc 8,324
526 * Unisys Corp 2
191,040 *,e Unity Software, Inc 8,295
596,908 * Varonis Systems, Inc 15,908
472 * Verint Systems, Inc 17
73,740 * VeriSign, Inc 16,663
5,850 * Veritone, Inc 23
25,739 Vitec Software Group AB 1,293
172,651 * VMware, Inc (Class A) 24,808
1,344,000 *,e Vobile Group Ltd 412
18,590 *,e WalkMe Ltd 178
7,613 Wavestone 416
159,380 *,e Weave Communications, Inc 1,771
1,765,000 *,e,g Weimob, Inc 861
12,559 e Wiit S.p.A 278
13,700 WingArc1st, Inc 227
552,695 Wipro Ltd 2,631
122,059 Wisetech Global Ltd 6,547
56,915 * Wix.com Ltd 4,453

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
373,996 * Workday, Inc $ 84,482
174,541 * Workiva, Inc 17,744
117,916 * Xero Ltd 9,447
1,416 * Xperi, Inc 19
2,312 * Yext, Inc 26
89,487 Yonyou Network Technology Co Ltd 253
94,829 Zensar Technologies Ltd 449
357,656 * Zeta Global Holdings Corp 3,054
49,068 * Zoom Video Communications, Inc 3,331
86,766 * Zscaler, Inc 12,694
49,800 Zuken, Inc 1,355
1,338,734 * Zuora Inc 14,686
TOTAL SOFTWARE & SERVICES 10,223,288
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
754 *,e 908 Devices, Inc 5
306,444 AAC Technologies Holdings, Inc 724
433,831 Accton Technology Corp 4,880
1,160,532 Acer, Inc 1,171
78,000 Adlink Technology, Inc 192
1,461 ADTRAN Holdings, Inc 15
30,000 Advanced Ceramic X Corp 206
665 Advanced Energy Industries, Inc 74
172,331 Advantech Co Ltd 2,269
178,881 *,e Aeva Technologies, Inc 224
25,006 e Ai Holdings Corp 403
2,871,000 Alpha Networks, Inc 3,784
154,100 Alps Electric Co Ltd 1,353
5,288 ALSO Holding AG. 1,142
44,450 Amano Corp 938
252,578 Amphenol Corp (Class A) 21,457
121,793 Anritsu Corp 1,040
1,287,120 *,† Anxin-China Holdings Ltd 2
84,000 Apex International Co Ltd 171
22,593,341 d Apple, Inc 4,382,430
128,000 Arcadyan Technology Corp 507
357,536 * Arista Networks, Inc 57,942
1,248,109 * Arlo Technologies, Inc 13,617
24,079 * Arrow Electronics, Inc 3,449
175,000 Asia Optical Co, Inc 362
1,297,385 Asia Vital Components Co Ltd 11,312
27,000 ASROCK, Inc 194
292,026 Asustek Computer, Inc 2,956
2,809,827 AU Optronics Corp 1,686
622,000 * AURAS Technology Co Ltd 5,957
20,622 Austria Technologie & Systemtechnik AG. 741
91,500 Avary Holding Shenzhen Co Ltd 306
320 * Aviat Networks, Inc 11
742 * Avid Technology, Inc 19
113,422 Avnet, Inc 5,722
95,700 Azbil Corp 3,029
518 Badger Meter, Inc 76
56,212 Barco NV 1,402
8,800 Basler AG. 164
257 * Bel Fuse, Inc (Class B) 15
52,156 Belden CDT, Inc 4,989
1,190 Benchmark Electronics, Inc 31
1,238,000 Benq Corp 1,828
22,617 BH Co Ltd 467
1,119,337 BOE Technology Group Co Ltd 632
266,000 BOE Varitronix Ltd 384
47,300 Brother Industries Ltd 692

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
324,439 BYD Electronic International Co Ltd $ 987
31,499 * Calix, Inc 1,572
101,900 *,e Canaan, Inc (ADR) 217
47,200 * Canon Electronics, Inc 663
36,290 e Canon Marketing Japan, Inc 904
192,300 Canon, Inc 5,055
339,000 Career Technology Co Ltd 292
269,947 Catcher Technology Co Ltd 1,523
109,652 CDW Corp 20,121
497,499 * Celestica, Inc 7,222
344,000 Chang Wah Electromaterials, Inc 378
96,245 * Chaozhou Three-Circle Group Co Ltd 389
296,000 Cheng Uei Precision Industry Co Ltd 401
490,000 Chicony Electronics Co Ltd 1,544
489,600 *,† China Fiber Optic Network System Group Ltd 1
107,557 China Greatwall Technology Group Co Ltd 205
682,159 China Railway Signal & Communication Corp Ltd 545
26,100 China Zhenhua Group Science & Technology Co Ltd 345
281,000 Chin-Poon Industrial Co 284
317,000 Chroma ATE, Inc 2,558
18,000 Chunghwa Precision Test Tech Co Ltd 340
736,245 * Ciena Corp 31,283
4,132,772 Cisco Systems, Inc 213,830
182,400 Citizen Watch Co Ltd 1,100
97 *,e Clearfield, Inc 5
264,000 Clevo Co 282
80,962 Codan Ltd 435
137,409 Cognex Corp 7,698
94,238 * Coherent Corp 4,804
1,744,312 Comba Telecom Systems Holdings Ltd 322
34,001 Comet Holding AG. 8,691
9,442 * CommScope Holding Co, Inc 53
1,816,524 Compal Electronics, Inc 1,709
797,000 Compeq Manufacturing Co 1,140
31,400 *,e CompoSecure, Inc 215
45,414 Comtech Telecommunications Corp 415
208,000 Coretronic Corp 491
320,705 Corning, Inc 11,238
577 *,e Corsair Gaming, Inc 10
20,284 * CosmoAM&T Co Ltd 2,897
186,000 Co-Tech Development Corp 368
241,000 * Cowell e Holdings, Inc 447
662 CTS Corp 28
31,406 Daeduck Electronics Co Ltd 775
8,723 Daejoo Electronic Materials Co Ltd 643
68,070 Daiwabo Co Ltd 1,318
142,000 Darfon Electronics Corp 211
9,381 e Datalogic S.p.A. 71
161,818 DataTec Ltd 335
1,290,070 Delta Electronics Thailand PCL 3,348
6,960,673 Delta Electronics, Inc 77,140
46,501 Dexerials Corp 1,022
49,811 Dicker Data Ltd 273
765 * Digi International, Inc 30
2,576,960 Ditto Thailand PCL 2,242
31,912 Dreamtech Co Ltd 221
50,274 g Dustin Group AB 139
435,000 Dynapack International Technology Corp 1,108
233,300 Eastern Communications Co Ltd 103
867 * Eastman Kodak Co 4
10,724 Eizo Nanao Corp 353
33,996 Elecom Co Ltd 345

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
221,000 Elite Material Co Ltd $ 1,736
308,000 Elitegroup Computer Systems Co Ltd 314
47,679 Ennoconn Corp 419
26,759 * ePlus, Inc 1,507
3,059,159 Ericsson (LM) (B Shares) 16,621
19,441 Esprinet S.p.A. 118
28,228 * EV Advanced Material Co Ltd 131
32,127 Evertz Technologies Ltd 333
266,192 *,e Evolv Technologies Holdings, Inc 1,597
811,557 * Extreme Networks, Inc 21,141
25,416 * F5 Networks, Inc 3,717
84,570 * Fabrinet 10,984
580 * FARO Technologies, Inc 9
3,060,000 * FIH Mobile Ltd 309
748,000 FLEXium Interconnect, Inc 2,229
294,100 Forth Corp PCL 222
20,973,135 Foxconn Industrial Internet Co Ltd 72,750
1,692,000 Foxconn Technology Co Ltd 3,027
113,328 Fujifilm Holdings Corp 6,752
183,000 General Interface Solution Holding Ltd 429
68,000 Genius Electronic Optical Co Ltd 870
1,823,000 Getac Technology Corp 3,926
429,000 Gigabyte Technology Co Ltd 3,364
230,000 Global Brands Manufacture Ltd 340
71,822 GoerTek, Inc 176
305,400 Gold Circuit Electronics Ltd 1,437
224,236 GRG Banking Equipment Co Ltd 363
117,597 Guangzhou Haige Communications Group, Inc Co 168
34,018 Guangzhou Shiyuan Electronic Technology Co Ltd 313
9,700 Hakuto Co Ltd 376
559,863 Halma plc 16,205
27,100 Hamamatsu Photonics KK 1,330
480,000 Hana Microelectronics PCL (Foreign) 643
368,000 Hannstar Board Corp 569
1,955,000 HannStar Display Corp 829
1,899 *,e Harmonic, Inc 31
96,300 Hengdian Group DMEGC Magnetics Co Ltd 242
155,500 Hengtong Optic-electric Co Ltd 314
5,848,354 Hewlett Packard Enterprise Co 98,252
2,354,853 Hexagon AB 28,965
551,000 * High Tech Computer Corp 1,015
7,500 e Hioki EE Corp 489
6,100 Hirose Electric Co Ltd 812
23,855 HMS Networks AB 1,168
107,000 Holystone Enterprise Co Ltd 370
5,114,640 Hon Hai Precision Industry Co, Ltd 18,595
29,499 Horiba Ltd 1,697
30,800 Hosiden Corp 386
776,611 HP, Inc 23,850
75,600 Huagong Tech Co Ltd 397
91,300 Ibiden Co Ltd 5,195
18,087 Iljin Materials Co Ltd 667
15,754 *,e Incap Oyj 173
1,906 Inficon Holding AG. 2,303
3,959 *,e Infinera Corp 19
56,718 Innodisk Corp 592
3,864,690 InnoLux Display Corp 1,902
94,427 *,e Innoviz Technologies Ltd 268
5,130 * Insight Enterprises, Inc 751
44,200 Inspur Electronic Information Industry Co Ltd 295
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 355
5,465 Intellian Technologies, Inc 306

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,494 INTOPS Co Ltd $ 271
1,144,172 Inventec Co Ltd 1,591
1,412 *,e IonQ, Inc 19
12,527 * IPG Photonics Corp 1,701
16,600 Iriso Electronics Co Ltd 483
149,000 * ITEQ Corp 332
644 * Itron, Inc 46
23,992 Ituran Location and Control Ltd 560
92,118 Jabil Inc 9,942
11,269 * Jahwa Electronics Co Ltd 286
37,642 Japan Aviation Electronics Industry Ltd 788
539,694 *,e Japan Display, Inc 147
610,900 Jaymart PCL 275
42,543 Jenoptik AG. 1,462
1,558,999 Juniper Networks, Inc 48,843
15,000 Kaga Electronics Co Ltd 668
11,993 * Kaynes Technology India Ltd 221
744,200 KCE Electronics PCL 822
252,770 Keyence Corp 120,105
75,839 * Keysight Technologies, Inc 12,699
16,371 * Kimball Electronics, Inc 452
45,000 King Slide Works Co Ltd 959
266,205 Kingboard Chemical Holdings Ltd 728
894,746 Kingboard Laminates Holdings Ltd 844
136,087 Kitron ASA 553
17,232 * KMW Co Ltd 195
3,053 * Knowles Corp 55
30,000 Koa Corp 377
384,700 Konica Minolta Holdings, Inc 1,336
62,500 Kyocera Corp 3,398
21,350 L&F Co Ltd 3,974
68,923 e Landis&Gyr Group AG. 5,928
40,625 Largan Precision Co Ltd 2,787
1,084 LEM Holding S.A. 2,713
3,098,399 Lenovo Group Ltd 3,247
254,023 Lens Technology Co Ltd 412
95,393 LG Display Co Ltd 1,147
5,804 LG Innotek Co Ltd 1,375
3,500 *,e Lightwave Logic, Inc 24
485,284 * Lingyi iTech Guangdong Co 462
842,277 Lite-On Technology Corp 2,805
5,770 Littelfuse, Inc 1,681
173,530 Logitech International S.A. 10,357
67,999 Lotes Co Ltd 1,883
54,353 *,e Lumentum Holdings, Inc 3,083
20,900 *,e Luna Innovations, Inc 191
351,124 Luxshare Precision Industry Co Ltd 1,576
40,007 Macnica Fuji Electronics Holdings, Inc 1,663
7,100 Maruwa Co Ltd 1,103
31,100 Maxell Holdings Ltd 346
25,234 Maxscend Microelectronics Co Ltd 337
45,791 Mcj Co Ltd 319
8,801 Mcnex Co Ltd 202
18,800 Meiko Electronics Co 355
17,365 Melco Holdings, Inc 384
289 Methode Electronics, Inc 10
5,681,900 Metrodata Electronics Tbk PT 199
198,000 *,†,e MH Development Ltd 0 ^
60,932 e Micronic AB 1,509
267,200 Micro-Star International Co Ltd 1,519
4,300 *,e Microvision, Inc 20
4,668 * Mirion Technologies, Inc 39

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,478,000 Mitac Holdings Corp $ 2,787
714,686 Motorola Solutions, Inc 209,603
683,230 Murata Manufacturing Co Ltd 39,245
87,000 Nan Ya Printed Circuit Board Corp 742
195,400 *,e Nano Dimension Ltd (ADR) 565
215,355 e Napco Security Technologies, Inc 7,462
208,762 National Instruments Corp 11,983
518,400 Nationgate Holdings Bhd 156
9,166 * Nayax Ltd 174
30,583 Neopost S.A. 630
173,347 NetApp, Inc 13,244
965 * Netgear, Inc 14
73,261 * Netscout Systems, Inc 2,267
408,800 * Nex Point Parts PCL 112
40,450 Nichicon Corp 431
72,515 Ninestar Corp 342
73,600 Nippon Ceramic Co Ltd 1,402
68,676 e Nippon Electric Glass Co Ltd 1,211
26,556 Nippon Signal Co Ltd 198
35,660 e Nissha Printing Co Ltd 418
22,681 * nLight, Inc 350
14,572 Nohmi Bosai Ltd 183
1 Nokia Corp (ADR) 0 ^
5,652,167 Nokia Oyj 23,682
15,517 * Note AB 327
705 * Novanta, Inc 130
228,372 *,e Novonix Ltd 151
70,936 Oki Electric Industry Co Ltd 445
75,089 Omron Corp 4,611
29,179 Optex Co Ltd 412
94 * OSI Systems, Inc 11
47,163 Oxford Instruments plc 1,635
254,000 Pan-International Industrial 328
566 *,e PAR Technology Corp 19
4,331 Park Systems Corp 621
28,295 Partron Co Ltd 198
623,000 PAX Global Technology Ltd 474
33,367 PC Connection, Inc 1,505
829,915 * Pegatron Technology Corp 1,998
236 * Plexus Corp 23
334,000 * Primax Electronics Ltd 707
4,975,385 Prime View International Co Ltd 36,193
231,155 * Pure Storage, Inc 8,511
1,135,390 Quanta Computer, Inc 5,545
32,672 * Radware Ltd 634
21,636 Raytron Technology Co Ltd 134
519,037 Redington India Ltd 1,181
29,143 Renishaw plc 1,444
10,947 Restar Holdings Corp 186
227,630 * Ribbon Communications, Inc 635
109,200 Ricoh Co Ltd 931
11,126 Riken Keiki Co Ltd 447
14,898 Riso Kagaku Corp 252
337 * Rogers Corp 55
11,333 Ryosan Co Ltd 344
15,400 e Ryoyo Electro Corp 385
22,521 Samsung Electro-Mechanics Co Ltd 2,486
7,617,347 Samsung Electronics Co Ltd 419,436
336,096 Samsung Electronics Co Ltd (Preference) 15,252
93,447 Samsung SDI Co Ltd 47,717
10,879 Sang-A Frontec Co Ltd 236
288,846 * Sanmina Corp 17,409

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,282 * Scansource, Inc $ 1,427
18,778 *,e Seco S.p.A 105
58,500 Seiko Epson Corp 913
7,861 *,e,g Sensirion Holding AG. 861
18,000 Sensortek Technology Corp 189
24,870 Seojin System Co Ltd 372
399,000 Sercomm Corp 1,350
3,579 * Seronics Co Ltd 110
34,564 Sesa S.p.A 4,317
5,236 *,e SES-imagotag S.A. 537
5,834 Shanghai Friendess Electronic Technology Corp Ltd 152
100,584 Shengyi Technology Co Ltd 197
19,805 Shennan Circuits Co Ltd 206
63,100 Shenzhen SED Industry Co Ltd 286
16,200 Shenzhen Sunlord Electronics Co Ltd 53
43,354 Shenzhen Transsion Holdings Co Ltd 879
281,600 Shimadzu Corp 8,704
22,800 e Siix Corp 249
613,000 Simplo Technology Co Ltd 6,484
292,000 Sinbon Electronics Co Ltd 3,469
1,000,800 SKP Resources Bhd 234
4,454 * SmartRent, Inc 17
24,077 e Softchoice Corp 329
353,215 Softwareone Holding AG. 7,011
34,065 * SOLUM Co Ltd 762
14,743 Solus Advanced Materials Co Ltd 417
403,442 Spectris plc 18,434
62,000 Speed Tech Corp 105
5,149,665 Spirent Communications plc 10,700
36,569 * STCUBE 442
164,392 Sterlite Technologies Ltd 294
289,549 Sunny Optical Technology Group Co Ltd 2,903
195,365 * Super Micro Computer, Inc 48,695
287,000 Supreme Electronics Co Ltd 447
105,641 * Suzhou Dongshan Precision Manufacturing Co Ltd 378
80,076 SYNNEX Corp 7,527
473,621 Synnex Technology International Corp 883
35,247 * Syrma SGS Technology Ltd 193
225,000 Taiwan Union Technology Corp 547
397,240 Taiyo Yuden Co Ltd 11,371
413,400 TDK Corp 16,125
839,018 TE Connectivity Ltd 117,597
45,850 *,g Tejas Networks Ltd 406
908 * Teledyne Technologies, Inc 373
108,000 Test Research, Inc 210
50,000 Thinking Electronic Industrial Co Ltd 266
20,004 Tianjin 712 Communication & Broadcasting Co Ltd 83
73,730 Tianma Microelectronics Co Ltd 93
6,100 Tokyo Electron Device Ltd 449
112,800 Tong Hsing Electronic Industries Ltd 666
80,356 Topcon Corp 1,184
19,585 Toshiba TEC Corp 563
280,000 TPK Holding Co Ltd 400
284,000 Transcend Information, Inc 716
103,720 * Trimble Inc 5,491
356,000 Tripod Technology Corp 1,413
4,696,000 Truly International Holdings 554
1,139,397 * TTM Technologies, Inc 15,838
19,215 * Turtle Beach Corp 224
239,000 TXC Corp 721
3,290 e Ubiquiti, Inc 578
559,011 Unimicron Technology Corp 3,179

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
178,411 Unisplendour Corp Ltd $ 784
60,300 Universal Scientific Industrial Shanghai Co Ltd 125
199,000 Unizyx Holding Corp 298
560,170 Venture Corp Ltd 6,116
21,000 VIA Labs, Inc 146
139,103 * Viasat, Inc 5,739
4,634 * Viavi Solutions, Inc 53
2,013 Vishay Intertechnology, Inc 59
12,356 * Vishay Precision Group, Inc 459
21,000 Vivotek, Inc 143
781,080 Vontier Corp 25,159
2,606,200 VS Industry BHD 509
585,042 VST Holdings Ltd 302
141,585 Vtech Holdings Ltd 930
126,900 Wacom Co Ltd 522
126,000 Wah Lee Industrial Corp 336
275,000 Walsin Technology Corp 845
1,920,000 Wasion Group Holdings Ltd 784
134,669 * Western Digital Corp 5,108
68,184 Wingtech Technology Co Ltd 461
190,500 *,†,b Wintek Corp 0 ^
1,106,000 Wistron Corp 3,227
245,000 Wistron NeWeb Corp 753
76,049 Wiwynn Corp 3,476
598,519 WPG Holdings Co Ltd 1,053
366,000 * WT Microelectronics Co Ltd 800
120,615 Wuhan Guide Infrared Co Ltd 129
135,152 WUS Printed Circuit Kunshan Co Ltd 390
3,889 Xerox Holdings Corp 58
10,700 Xiamen Faratronic Co Ltd 203
6,282,200 *,g Xiaomi Corp 8,638
15,750 *,† Ya Hsin Industrial Co Ltd 0
126,801 Yageo Corp 2,009
53,685 Yealink Network Technology Corp Ltd 259
45,400 Yokogawa Electric Corp 840
12,584 Yokowo Co Ltd 162
41,168 * Zebra Technologies Corp (Class A) 12,179
224,718 Zhejiang Dahua Technology Co Ltd 613
38,361 Zhejiang Supcon Technology Co Ltd 333
258,558 Zhen Ding Technology Holding Ltd 874
50,323 Zhongji Innolight Co Ltd 1,023
239,203 ZTE Corp 1,502
335,399 e ZTE Corp (Class H) 1,348
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,878,763
TELECOMMUNICATION SERVICES - 1.0%
503,371 Advanced Info Service PCL 3,041
511,300 Advanced Info Service PCL 3,089
732,548 g Airtel Africa plc 1,003
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 498
27,072,132 e America Movil SAB de C.V. 29,418
431 * Anterix, Inc 14
15,500 ARTERIA Networks Corp 212
1,794,000 * Asia Pacific Telecom Co Ltd 386
9,984,497 AT&T, Inc 159,253
372 ATN International, Inc 14
123,507 *,e Aussie Broadband Ltd 246
1,258,806 Axiata Group Bhd 716
48,127 * Bandwidth Inc 658
69,584 BCE, Inc 3,173
1,731,762 Bezeq Israeli Telecommunication Corp Ltd 2,116
1,923,833 Bharti Airtel Ltd 20,636

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,328,347 BT Group plc $ 11,404
77,442 * Cellcom Israel Ltd 269
595,501 Cellnex Telecom SAU 24,060
13,000 * Chief Telecom, Inc 155
21,863,912 g China Tower Corp Ltd 2,435
3,163,653 Chunghwa Telecom Co Ltd 11,849
1,230,641 Citic Telecom International Holdings Ltd 472
966 Cogent Communications Group, Inc 65
2,293 * Consolidated Communications Holdings, Inc 9
3,633,710 Deutsche Telekom AG. 79,282
1,485,344 Digi.Com BHD 1,309
28,868 Drillisch AG. 318
1,200 * EchoStar Corp (Class A) 21
150,320 Elisa Oyj (Series A) 8,025
2,956,009 Emirates Telecommunications Group Co PJSC 18,139
105,726 Empresa Nacional de Telecomunicaciones S.A. 425
336,863 Etihad Etisalat Co 4,321
1,388,282 Far EasTone Telecommunications Co Ltd 3,506
99,114 Freenet AG. 2,489
32,382 * Frontier Communications Parent, Inc 604
77,578 Gamma Communications plc 1,124
186,984 *,† GCI Liberty, Inc 0
209 *,e Globalstar, Inc 0 ^
1,021 * Gogo, Inc 17
611,057 * Helios Towers plc 725
155,751 Hellenic Telecommunications Organization S.A. 2,670
565,175 Himachal Futuristic Communications 449
784,120 HKBN Ltd 423
3,062,437 HKT Trust and HKT Ltd 3,566
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 202
134,200 * IDT Corp (Class B) 3,469
351,123 Infrastrutture Wireless Italiane S.p.A 4,635
84,748 Internet Initiative Japan, Inc 1,598
892,200 Intouch Holdings PCL (Class F) 1,864
5,273 Iridium Communications, Inc 328
4,399,900 Jasmine International PCL 171
361,800 *,e JTOWER, Inc 17,395
1,076,296 KDDI Corp 33,239
12,794,799 Koninklijke KPN NV 45,677
58,545 KT Corp 1,325
222,725 *,†,e Let's GOWEX S.A. 2
89,241 LG Telecom Ltd 728
34,377 * Liberty Global plc (Class A) 580
1,320 * Liberty Latin America Ltd (Class A) 12
629,672 * Liberty Latin America Ltd (Class C) 5,428
12,831 e Lumen Technologies, Inc 29
352,205 Magyar Telekom 417
975,083 Maxis BHD 858
144,644 *,e Millicom International Cellular S.A. 2,213
1,910,638 Mobile Telecommunications Co KSC 3,232
401,006 * Mobile Telecommunications Co Saudi Arabia 1,514
1,437,794 MTN Group Ltd 10,564
9,461,466 NetLink NBN Trust 5,988
18,720,600 Nippon Telegraph & Telephone Corp 22,152
168,575 e NOS SGPS S.A. 599
18,100 Okinawa Cellular Telephone Co 377
162,869 *,e Ooma, Inc 2,438
775,093 Ooredoo QSC 2,330
943,500 Operadora de Sites Mexicanos S.A. de C.V. 898
2,080,452 Orange S. A. 24,313
110,926 * Partner Communications 437
4,670,000 PCCW Ltd 2,423

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,209 PLDT, Inc $ 668
138,020 Proximus plc 1,029
526,583 * Radius Global Infrastructure, Inc 7,846
75,764 g RAI Way S.p.A 456
94,951 Railtel Corp of India Ltd 152
333,771 Rogers Communications, Inc (Class B) 15,228
15,664,533 Sarana Menara Nusantara Tbk PT 1,110
1,741,092 Saudi Telecom Co 20,301
40 Shenandoah Telecom Co 1
5,561,628 Singapore Telecommunications Ltd 10,301
87,977 *,† Sistema PJSFC (GDR) (London) 1
1,446,730 *,e Sitios Latinoamerica SAB de C.V. 583
53,094 SK Telecom Co Ltd 1,879
112,264,304 * Smartfren Telecom Tbk PT 452
342,641 SmarTone Telecommunications Holding Ltd 212
1,378,700 Softbank Corp 14,732
934,198 Softbank Group Corp 44,056
16,970 Spok Holdings, Inc 226
530,114 StarHub Ltd 408
27,265 Swisscom AG. 17,017
1,506,506 Taiwan Mobile Co Ltd 4,627
81,902 Tata Communications Ltd 1,595
409,747 * Tata Teleservices Maharashtra Ltd 356
569,134 Tele2 AB (B Shares) 4,707
1,539,026 Telecom Corp of New Zealand Ltd 4,816
276,074 Telecom Egypt 231
10,444,021 *,e Telecom Italia S.p.A. 2,944
355,785 Telefonica Brasil S.A. 3,215
941,814 Telefonica Deutschland Holding AG. 2,651
5,814,318 Telefonica S.A. 23,606
475,409 Telekom Malaysia BHD 501
534,506 * Telekomunikacja Polska S.A. 919
734,833 Telenor ASA 7,451
3,432 Telephone & Data Systems, Inc 28
2,603,736 TeliaSonera AB 5,712
42,248,101 Telkom Indonesia Persero Tbk PT 11,302
219,328 * Telkom S.A. Ltd 369
3,562,741 Telstra Corp Ltd 10,220
441,313 TELUS Corp 8,588
589,800 Thaicom PCL 183
743,249 TIM S.A. 2,269
864,100 Time dotCom BHD 964
1,348,409 * T-Mobile US, Inc 187,294
4,384,453 True Corp PCL 813
1,041,934 Turkcell Iletisim Hizmet AS 1,454
71,640 United Internet AG. 1,009
16,700 Usen-Next Holdings Co Ltd 393
3,041,103 Verizon Communications, Inc 113,099
34,742 * Vision, Inc 445
519,695 e Vodacom Group Pty Ltd 3,238
25,826,252 Vodafone Group plc 24,350
8,127,879 * Vodafone Idea Ltd 740
1,323,826 Vodafone Qatar 679
4,107,900 XL Axiata Tbk PT 538
TOTAL TELECOMMUNICATION SERVICES 1,168,003
TRANSPORTATION - 1.8%
457,923 Adani Ports & Special Economic Zone Ltd 4,137
151,307 * Aegean Airlines S.A. 1,783
79,289 Aena S.A. 12,833
31,411 Aeroports de Paris 4,514
1,363,207 Agility Public Warehousing Co KSC 2,785

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,762,611 Air Arabia PJSC $ 1,161
166,364 * Air Canada 3,138
181,329 * Air China Ltd 206
793,910 * Air China Ltd (H shares) 567
4,080,705 *,e Air France-KLM 7,688
1,414,105 * Air New Zealand Ltd 679
431,951 * Air Transport Services Group, Inc 8,151
3,741,588 Airports of Thailand PCL 7,572
80,332 * Alaska Air Group, Inc 4,272
121,699 g ALD S.A. 1,303
108,495 * All Nippon Airways Co Ltd 2,584
57,694 Allcargo Logistics Ltd 200
57,694 *,† Allcargo Terminals Ltd 27
215 * Allegiant Travel Co 27
65,752 AMERCO 3,332
7,553 e Amerco, Inc 418
394,025 * American Airlines Group, Inc 7,069
634,771 *,†,b,e AMR Corporation 6
385,500 * ANE Cayman, Inc 278
370,000 Anhui Expressway Co 358
3,241 AP Moller - Maersk AS (Class A) 5,651
5,276 AP Moller - Maersk AS (Class B) 9,277
598,910 Aramex PJSC 458
112,931 ArcBest Corp 11,158
3,686,500 * Asia Aviation PCL 277
24,385 * Asiana Airlines 228
1,200,331 Atlas Arteria Ltd 4,985
243,407 * Auckland International Airport Ltd 1,279
1,505,976 Aurizon Holdings Ltd 3,940
33,332 * Avis Budget Group, Inc 7,622
237,800 * Azul S.A. 1,086
641,900 * Bangkok Airways Co Ltd 279
140,900 * Bangkok Aviation Fuel Services PCL 130
5,682,962 Bangkok Expressway & Metro PCL 1,372
2,006,810 * Beijing Capital International Airport Co Ltd 1,302
70,208 Belships ASA 110
1,529 *,e Blade Air Mobility, Inc 6
9,106 Blue Dart Express Ltd 805
89,994 e bpost S.A. 395
5,371,937 BTS Group Holdings PCL 1,130
666,707 Canadian National Railway Co 80,735
874,347 Canadian Pacific Railway Ltd 70,621
6,654 e Cargojet, Inc 483
59,960 *,e Cathay Pacific Airways Ltd 61
218,200 * Cebu Air, Inc 148
139,763 Central Japan Railway Co 17,511
93,643 CH Robinson Worldwide, Inc 8,835
2,555,000 China Airlines 2,158
296,400 * China Eastern Airlines Corp Ltd 194
614,667 China Merchants Holdings International Co Ltd 870
830,447 * China Southern Airlines Co Ltd 470
283,159 * China Southern Airlines Co Ltd (Class A) 235
57,888 *,e Chorus Aviation, Inc 132
790,772 Cia de Concessoes Rodoviarias 2,320
50,126 Cia de Distribucion Integral Logista Holdings SAU 1,352
36,459 Clarkson plc 1,371
1,812,300 ComfortDelgro Corp Ltd 1,557
14,080,670 Compania SudAmericana de Vapores S.A. 956
227,411 Container Corp Of India Ltd 1,838
630,600 *,e Controladora Vuela Cia de Aviacion SAB de C.V. 883
34,900 Copa Holdings S.A. (Class A) 3,859
644,000 Cosco International Holdings Ltd 210

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
685,536 COSCO Pacific Ltd $ 409
730,615 COSCO SHIPPING Holdings Co Ltd - A 948
1,329,309 COSCO SHIPPING Holdings Co Ltd - H 1,202
750 Costamare, Inc 7
376 Covenant Transportation Group, Inc 17
2,888,598 CSX Corp 98,501
91,569 CTT-Correios de Portugal S.A. 348
19,252 D/S Norden 961
558,200 Dalian Port PDA Co Ltd 120
973,405 Daqin Railway Co Ltd 997
64,688 * Daseke, Inc 461
318,752 * Delhivery Ltd 1,483
734,626 * Delta Air Lines, Inc 34,924
621,648 * Deutsche Lufthansa AG. 6,374
1,734,419 Deutsche Post AG. 84,748
28,844 Dfds A.S. 1,051
431,927 DSV AS 90,723
457 e Eagle Bulk Shipping, Inc 22
289,079 East Japan Railway Co 16,030
1,548,712 * easyJet plc 9,517
195,400 EcoRodovias Infraestrutura e Logistica S.A. 265
215,133 Enav S.p.A 917
404,074 Eneti, Inc 4,893
2,071,000 Eva Airways Corp 2,657
445,000 Evergreen International Storage & Transport Corp 413
414,013 Evergreen Marine Corp Taiwan Ltd 1,248
15,726 e Exchange Income Corp 622
125,389 Expeditors International of Washington, Inc 15,188
64,000 Farglory F T Z Investment Holding Co Ltd 134
196,574 FedEx Corp 48,731
579,558 * Finnair Oyj 358
651,821 Firstgroup plc 1,208
16,581 e Flughafen Zuerich AG. 3,449
40,217 Forward Air Corp 4,267
31,706 * Fraport AG. Frankfurt Airport Services Worldwide 1,692
2,942 * Frontier Group Holdings, Inc 29
65,690 FTAI Infrastructure, Inc 242
15,660 Fukuyama Transporting Co Ltd 437
1,248 e Genco Shipping & Trading Ltd 18
375,014 Getlink S.E. 6,382
1,716,327 * GMR Infrastructure Ltd 916
174,800 * Gol Linhas Aereas Inteligentes S.A. 481
110,000 Golden Ocean Group Ltd 828
4,179 Golden Ocean Group Ltd 32
3,229,684 * Grab Holdings Ltd 11,078
653,200 Grindrod Ltd 332
243,300 e Grupo Aeroportuario del Centro Norte Sab de C.V. 2,585
326,749 e Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,865
161,913 e Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,514
201,100 *,e,g Grupo Traxion SAB de C.V. 383
87,900 * Guangzhou Baiyun International Airport Co Ltd 174
248,552 Gujarat Pipavav Port Ltd 373
243,579 Gulf Warehousing Co 223
182,399 * GXO Logistics, Inc 11,458
2,172,900 * Hainan Airlines Holding Co Ltd 473
148,000 * Hainan Meilan International Airport Co Ltd 184
14,400 Hamakyorex Co Ltd 384
18,172 Hamburger Hafen und Logistik AG. 225
102,400 *,g Hangzhou SF Intra-City Industrial Co Ltd 123
183,298 Hankyu Hanshin Holdings, Inc 6,061
218 * Hawaiian Holdings, Inc 2
42,023 Heartland Express, Inc 690

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
100,404 * Hertz Global Holdings, Inc $ 1,846
373,900 * Hidrovias do Brasil S.A. 248
35,188 Hoegh Autoliners ASA 200
167,968 * Hub Group, Inc (Class A) 13,491
4,379,651 Hutchison Port Holdings Trust 847
15,028 Hyundai Glovis Co Ltd 2,263
93,679 Hyundai Merchant Marine Co Ltd 1,347
2,121 * ID Logistics Group 625
648,438 Iino Kaiun Kaisha Ltd 3,831
112,330 *,g InterGlobe Aviation Ltd 3,602
885,255 International Container Term Services, Inc 3,270
239,842 Japan Airlines Co Ltd 5,201
50,300 Japan Airport Terminal Co Ltd 2,275
1,833,700 Jasa Marga Tbk PT 466
73,126 Jazeera Airways Co KSCP 441
11,576 JB Hunt Transport Services, Inc 2,096
1,687,700 *,e,g JD Logistics, Inc 2,643
25,019 * Jeju Air Co Ltd 283
142,228 JET2 plc 2,251
5,800 * JetBlue Airways Corp 51
674,915 Jiangsu Express 622
17,707 * Jin Air Co Ltd 226
414,443 *,e Joby Aviation, Inc 4,252
96,200 Juneyao Airlines Co Ltd 205
212,900 JWD Infologistics PCL 95
83,500 Kamigumi Co Ltd 1,893
113,800 e Kawasaki Kisen Kaisha Ltd 2,790
182,700 Keihin Electric Express Railway Co Ltd 1,614
82,395 Keio Corp 2,592
102,900 Keisei Electric Railway Co Ltd 4,265
143,345 Kelsian Group Ltd 697
601,700 * Kerry Express Thailand PCL 172
260,509 Kerry Logistics Network Ltd 308
144,807 Kintetsu Corp 5,015
307,202 * Kirby Corp 23,639
123,973 Knight-Swift Transportation Holdings, Inc 6,888
16,468 Konoike Transport Co Ltd 189
6,512 Korea Express Co Ltd 379
110,380 * Korea Line Corp 170
153,772 Korean Air Lines Co Ltd 2,853
57,257 Kuehne & Nagel International AG. 16,961
112,000 Kyushu Railway Co 2,408
1,379 Landstar System, Inc 266
4,591,111 Localiza Rent A Car 65,680
10,445 Lotte Rental Co Ltd 222
14,403 * Lyft, Inc (Class A) 138
35,500 g Mahindra Logistics Ltd 166
604,935 Malaysia Airports Holdings BHD 892
1,182 Marten Transport Ltd 25
27,850 Maruwa Unyu Kikan Co Ltd 375
33,530 Maruzen Showa Unyu Co Ltd 916
844 Matson, Inc 66
1,547,840 MISC BHD 2,377
44,628 Mitsubishi Logistics Corp 1,103
283,100 e Mitsui OSK Lines Ltd 6,811
17,714 Mitsui-Soko Co Ltd 431
92,600 Movida Participacoes S.A. 204
230,951 MPC Container Ships AS. 395
1,279,293 MTR Corp 5,889
69,963 Mullen Group Ltd 802
154,900 Nagoya Railroad Co Ltd 2,489
84,127 Nankai Electric Railway Co Ltd 1,882

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,794,938 National Express Group plc $ 2,221
59,900 e Nippon Express Holdings, Inc 3,379
41,649 Nippon Konpo Unyu Soko Co Ltd 832
397,103 e Nippon Yusen Kabushiki Kaisha 8,819
48,000 Nishi-Nippon Railroad Co Ltd 817
4,464 Norfolk Southern Corp 1,012
544,334 * Norwegian Air Shuttle AS 523
7,179 * NTG Nordic Transport Group A.S. 454
233,699 Odakyu Electric Railway Co Ltd 3,132
27,261 Oesterreichische Post AG. 973
80,517 Old Dominion Freight Line 29,771
126,000 Orient Overseas International Ltd 1,693
26,808,290 Pacific Basin Shipping Ltd 8,180
147 * PAM Transportation Services, Inc 4
104,144 Pan Ocean Co Ltd 412
33,599 * Pegasus Hava Tasimaciligi AS. 798
625,500 Precious Shipping PCL 165
154,692 e Promotora y Operadora de Infraestructura SAB de C.V. 1,550
233,679,500 * PT Benakat Petroleum Energy 2,057
791,925 * Qantas Airways Ltd 3,282
424,234 Qatar Navigation QSC 1,225
1,385,723 Qube Logistics Holdings Ltd 2,641
318,681 * Radiant Logistics, Inc 2,142
175,791 Redde Northgate plc 837
479,660 Regional Container Lines PCL 322
595,188 Royal Mail plc 1,673
1,086,646 Rumo S.A. 5,038
192,845 * RXO, Inc 4,372
39,496 Ryder System, Inc 3,349
2,490 e Safe Bulkers, Inc 8
61,497 Sagami Railway Co Ltd 1,084
600 * Saia, Inc 205
96 *,† SAir Group 0
6,470 Sakai Moving Service Co Ltd 225
370,750 Sankyu, Inc 12,271
392,300 Santos Brasil Participacoes S.A. 832
149 *,e SAS AB 0 ^
65,719 * Saudi Ground Services Co 605
33,012 Saudi Industrial Services Co 256
49,777 * Saudi Public Transport Co 255
16,304 SBS Holdings, Inc 362
176,271 Schneider National, Inc 5,063
10,301 Sebang Co Ltd 97
189,300 Seibu Holdings, Inc 1,950
103,706 Seino Holdings Corp 1,477
96,496 Senko Co Ltd 695
122,839 SF Holding Co Ltd 764
264,750 SG Holdings Co Ltd 3,777
76,196 * Shanghai International Airport Co Ltd 477
249,960 Shanghai International Port Group Co Ltd 181
724,402 Shenzhen International Holdings Ltd 639
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
178,060 e Shinwa Kaiun Kaisha Ltd 4,245
99,784 *,† Shipping Corp of India Land And Assets Ltd 32
99,784 Shipping Corp of India Ltd 123
444,500 * SIA Engineering Co Ltd 820
558,000 Sichuan Expressway Co Ltd 160
279,400 SIMPAR S.A. 525
3,634,000 Sincere Navigation 2,356
1,084,973 e Singapore Airlines Ltd 5,748
871,924 *,e Singapore Airport Terminal Services Ltd 1,668
1,316,619 Singapore Post Ltd 439

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,090,000 SITC International Co Ltd $ 1,996
11,591 Sixt AG. 1,389
13,648 Sixt AG. (Preference) 1,067
146,563 * Skywest, Inc 5,968
405,223 Southwest Airlines Co 14,673
2,020 Spirit Airlines, Inc 35
23,700 * Spring Airlines Co Ltd 188
26,355 Stolt-Nielsen S.A. 672
46,583 Sumitomo Warehouse Co Ltd 767
901 * Sun Country Airlines Holdings, Inc 20
1,886 Sun Kwang Co Ltd 31
137,000 T.Join Transportation Co 173
64,000 T3EX Global Holdings Corp 146
1,676,501 Taiwan High Speed Rail Corp 1,732
150,087 * TAV Havalimanlari Holding AS 540
7,889 TCI Express Ltd 151
11,006,000 Temas Tbk PT 209
72,447 TFI International, Inc 8,254
16,586 Theeb Rent A Car Co 339
3,044,000 Tianjin Port Development Holdings Ltd 210
308,525 e TNT NV 538
150,429 Tobu Railway Co Ltd 4,034
425,511 Tokyu Corp 5,132
5,648,600 *,† Trada Alam Minera Tbk PT 0 ^
5,907 Trancom Co Ltd 270
875,700 Transcoal Pacific Tbk PT 409
57,694 *,† TransIndia Realty and Logistics Parks Ltd 27
26,549 Transport Corp of India Ltd 232
2,535,677 Transurban Group 24,143
456,289 * Turk Hava Yollari 3,399
5,052 * TuSimple Holdings, Inc 8
64,570 * Tway Air Co Ltd 160
3,998,344 * Uber Technologies, Inc 172,609
341,000 * U-Ming Marine Transport Corp 520
2,052,467 Union Pacific Corp 419,976
252,835 * United Airlines Holdings Inc 13,873
27,314 United International Transportation Co 537
979,396 United Parcel Service, Inc (Class B) 175,557
945 Universal Logistics Holdings Inc 27
270,200 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 683
67,336 *,† Virgin Australia Int Holdings 0 ^
30,917 * VRL Logistics Ltd 269
87,769 Wallenius Wilhelmsen ASA 608
265,350 Wan Hai Lines Ltd 505
1,423 Werner Enterprises, Inc 63
182,500 West Japan Railway Co 7,591
35,294 e Westshore Terminals Investment Corp 832
154,300 Wilson Sons Holdings Brasil S.A. 435
109,354 Wincanton plc 349
318,000 Wisdom Marine Lines Co Ltd 500
81,538 * XPO Logistics, Inc 4,811
226,936 Yamato Transport Co Ltd 4,113
964,455 * Yang Ming Marine Transport 1,959
75,759 YTO Express Group Co Ltd 152
922,000 Yuexiu Transport Infrastructure Ltd 457
68,515 Yunda Holding Co Ltd 90
666,968 Zhejiang Expressway Co Ltd 508
78,185 e ZIM Integrated Shipping Services Ltd 969
174,883 ZTO Express Cayman, Inc (ADR) 4,386
TOTAL TRANSPORTATION 2,057,697

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
UTILITIES - 2.4%
1,316,194 e A2A S.p.A. $ 2,408
1,589,000 * Absolute Clean Energy PCL 87
600,891 * AC Energy Corp 59
25,842 e Acciona S.A. 4,388
139,175 e ACEA S.p.A. 1,820
68,721 ACWA Power Co 3,072
265,449 * Adani Green Energy Ltd 3,061
655,369 * Adani Power Ltd 2,003
160,823 AES Brasil Energia S.A. 411
99,675 AES Corp 2,066
504,243 e AGL Energy Ltd 3,642
2,600,991 Aguas Andinas S.A. 902
634,800 * Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 195
152,906 Aksa Enerji Uretim AS 191
642,054 e Algonquin Power & Utilities Corp 5,307
9,315 AlKhorayef Water & Power Technologies Co 398
198,310 Allete, Inc 11,496
3,197,623 Alliant Energy Corp 167,811
264,987 e AltaGas Ltd 4,761
962 *,e Altus Power, Inc 5
119,392 Alupar Investimento S.A. 748
1,740,102 Ameren Corp 142,114
2,241,779 American Electric Power Co, Inc 188,758
881 American States Water Co 77
26,254 American Water Works Co, Inc 3,748
1,035,860 APA Group 6,702
94 Artesian Resources Corp 4
66,898 Ascopiave S.p.A. 172
192,735 Atco Ltd 5,738
37,711 Athens Water Supply & Sewage Co S.A. 285
19,346 Atmos Energy Corp 2,251
331,118 Auren Energia S.A. 991
9,862 Avangrid, Inc 372
1,597 Avista Corp 63
42,370 Aygaz AS 147
758,930 B Grimm Power PCL 746
477,600 Banpu Power PCL 193
982,000 BCPG PCL 254
254,679 Beijing Enterprises Holdings Ltd 924
2,034,586 Beijing Enterprises Water Group Ltd 484
1,328,000 Beijing Jingneng Clean Energy Co Ltd 318
22,123 BKW S.A. 3,911
483,400 Black Hills Corp 29,130
76,437 Boralex, Inc 2,081
1,386 e Brookfield Infrastructure Corp 63
82,016 e Brookfield Infrastructure Corp 3,740
121,610 Brookfield Renewable Corp 3,836
103,128 e Brookfield Renewable Corp 3,251
53,580 *,e Cadiz, Inc 217
1,446 California Water Service Group 75
166,900 * Can2 Termik AS. 180
120,222 e Canadian Utilities Ltd 3,114
544,000 e Canvest Environment Protection Group Co Ltd 273
319,327 e Capital Power Corp 10,148
93,492 Capital Stage AG. 1,536
148,400 CECEP Solar Energy Co Ltd 139
419,310 CECEP Wind-Power Corp 212
188,257 Centerpoint Energy, Inc 5,488
1,033,051 Centrais Eletricas Brasileiras S.A. 8,576
220,239 Centrais Eletricas Brasileiras S.A. (Preference) 2,048
123,549 Centrica plc 195

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
566,175 CESC Ltd $ 497
146,288 CEZ AS 6,043
910,000 e CGN New Energy Holdings Co Ltd 254
6,318,000 g CGN Power Co Ltd 1,526
248 Chesapeake Utilities Corp 29
2,044,000 China Datang Corp Renewable Power Co Ltd 685
931,000 e,g China Everbright Greentech Ltd 157
1,168,165 China Gas Holdings Ltd 1,340
1,363,044 China Longyuan Power Group Corp 1,408
540,300 China National Nuclear Power Co Ltd 525
4,510,847 China Power International Development Ltd 1,664
918,912 China Resources Gas Group Ltd 3,151
1,736,373 China Resources Power Holdings Co 3,933
1,573,900 China Three Gorges Renewables Group Co Ltd 1,165
208,000 * China Tian Lun Gas Holdings Ltd 146
742,000 China Water Affairs Group Ltd 562
372,801 China Yangtze Power Co Ltd 1,132
579,691 Chubu Electric Power Co, Inc 7,072
227,700 Chugoku Electric Power Co, Inc 1,542
286,401 Cia de Saneamento Basico do Estado de Sao Paulo 3,384
168,300 Cia de Saneamento de Minas Gerais-COPASA 743
125,500 Cia de Saneamento do Parana 573
453,700 Cia de Saneamento do Parana (Preference) 418
1,217,155 Cia Energetica de Minas Gerais 3,269
14,700 Cia Energetica do Ceara 176
546,059 CK Infrastructure Holdings Ltd 2,896
1,921,700 CK Power PCL 190
71,323 Clearway Energy, Inc (Class A) 1,926
49,283 Clearway Energy, Inc (Class C) 1,407
1,455,875 CLP Holdings Ltd 11,339
38,919 CMS Energy Corp 2,286
22,527,612 Colbun S.A. 3,568
5,840,000 Concord New Energy Group Ltd 486
113,969 Consolidated Edison, Inc 10,303
18,460 e Consolidated Water Co, Inc 447
333,010 Constellation Energy Corp 30,487
998,076 Contact Energy Ltd 4,968
69,173 e Corp ACCIONA Energias Renovables S.A. 2,314
192,300 CPFL Energia S.A. 1,381
2,652 Daesung Holdings Co Ltd 30
638,600 Datang International Power Generation Co Ltd 291
3,595,662 Dominion Energy, Inc 186,219
74,509 * Doral Group Renewable Energy Resources Ltd 150
1,154,063 Drax Group plc 8,501
27,718 DTE Energy Co 3,049
197,620 Duke Energy Corp 17,734
2,556,592 E.ON AG. 32,659
38,600 *,e Earth Infinity Co Ltd 52
116,151 Edison International 8,067
210,100 EDP - Energias do Brasil S.A. 1,036
269,962 e EDP Renovaveis S.A. 5,395
483,400 Electric Power Development Co 7,115
161,617 Electricity Generating PCL 595
30,887 Elia System Operator S.A. 3,924
256,224 Emera, Inc 10,553
1,505,432 Emirates Central Cooling Systems Corp 738
7,073 Endesa S.A. 152
189,861 * Enea S.A. 299
26,347,208 Enel Chile S.A. 1,712
15,475,891 Enel S.p.A. 104,345
2,358,362 Energias de Portugal S.A. 11,527
177,333 Energisa S.A. 1,859

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
225,766 Energix-Renewable Energies Ltd $ 734
1,321,444 Energy Absolute PCL 2,128
193,515 g Enerjisa Enerji AS. 262
19,101,393 * Enersis S.A. 2,549
719,700 * Eneva S.A. 1,844
154,148 Engie Brasil Energia S.A. 1,471
444,198 * Engie Energia Chile S.A. 426
3,558,683 Engie S.A. 59,262
97,105 * Enlight Renewable Energy Ltd 1,713
603,535 ENN Energy Holdings Ltd 7,549
133,500 ENN Natural Gas Co Ltd 349
28,538 Entergy Corp 2,779
11,992 * Equatorial Energia S.A. 80
874,519 Equatorial Energia S.A. 5,872
26,243 eRex Co Ltd 207
49,640 ERG S.p.A. 1,464
69,072 Essential Utilities Inc 2,757
29,870 Evergy, Inc 1,745
119,391 Eversource Energy 8,467
28,662 EVN AG. 634
238,953 Exelon Corp 9,735
46,349 e Fersa Energias Renovables S.A. 64
3,273,951 FirstEnergy Corp 127,291
456,057 e Fortis, Inc 19,654
305,887 Fortum Oyj 4,093
2,138,171 GAIL India Ltd 2,742
197,700 Gas Malaysia BHD 127
587,200 GD Power Development Co Ltd 310
414,629 Genesis Energy Ltd 696
524,557 Global Power Synergy Co Ltd 805
53,969 *,e Greenvolt-Energias Renovaveis S.A. 360
11,381 *,e Grenergy Renovables S.A. 351
1,333,210 Guangdong Investments Ltd 1,151
141,552 Gujarat Gas Ltd 804
229,921 Gujarat State Petronet Ltd 799
2,419,327 Gulf Energy Development PCL 3,196
3,863,300 Gunkul Engineering PCL 347
15,103 Hawaiian Electric Industries, Inc 547
733,741 Hera S.p.A. 2,184
154,293 Hokkaido Electric Power Co, Inc 636
134,577 Hokuriku Electric Power Co 725
297,087 Holding CO ADMIE IPTO S.A. 743
9,884,739 Hong Kong & China Gas Ltd 8,560
1,217,512 Hong Kong Electric Holdings Ltd 6,391
296,319 Huadian Power International Corp Ltd (Class A) 273
228,366 Huaneng Power International, Inc - A 291
3,794,751 e Huaneng Power International, Inc - H 2,379
310,490 e Hydro One Ltd 8,871
6,105,041 Iberdrola S.A. 79,724
6,544 Idacorp, Inc 671
279,279 Indraprastha Gas Ltd 1,614
667,877 Infratil Ltd 4,167
127,858 e Innergex Renewable Energy, Inc 1,191
1,027,900 *,† Inter Far East Energy Corp 0 ^
407,481 Interconexion Electrica S.A. 1,650
1,023,087 Inversiones Aguas Metropolitanas S.A. 836
2,224,189 Iride S.p.A. 4,140
398,896 e Italgas S.p.A 2,365
2,886,272 * Jaiprakash Power Ventures Ltd 217
260,800 Jiangsu Eastern Shenghong Co Ltd 425
624,263 Kansai Electric Power Co, Inc 7,832
16,857 Kenon Holdings Ltd 394

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,833,015 Keppel Infrastructure Trust $ 1,070
16,567 KG Eco Technology Service Co Ltd 163
109,936 Korea Electric Power Corp 1,721
328,300 Kyushu Electric Power Co, Inc 2,099
172,671 e Lundin Petroleum AB 182
62,734 Mahanagar Gas Ltd 803
4,445,800 Malakoff Corp BHD 553
266,072 Manila Electric Co 1,617
765,300 Manila Water Co, Inc 256
84,571 Margun Enerji Uretim Sanayi VE Ticaret AS. 144
369,300 Mega First Corp BHD 243
568,257 Mercury NZ Ltd 2,271
1,073,869 Meridian Energy Ltd 3,698
113,926 MGE Energy, Inc 9,013
32,929 Middlesex Water Co 2,656
1,330 *,e Montauk Renewables, Inc 10
583,257 National Central Cooling Co PJSC 453
11,549 National Fuel Gas Co 593
25,620 National Gas & Industrialization Co 444
5,929,072 National Grid plc 78,610
2,167 Naturgy Energy Group S.A. 65
56,654 g Neoen S.A. 1,796
132,587 New Jersey Resources Corp 6,258
6,534,767 NextEra Energy, Inc 484,880
88,487 Nippon Gas Co Ltd 1,246
55,503 NiSource, Inc 1,518
236,300 e Northland Power Income Fund 4,928
57,625 Northwest Natural Holding Co 2,481
1,237 NorthWestern Corp 70
319,271 NRG Energy, Inc 11,938
3,875,738 NTPC Ltd 8,951
1,043,462 * ODAS Elektrik Uretim ve Sanayi Ticaret AS. 296
26,676 OGE Energy Corp 958
34,001 Okinawa Electric Power Co, Inc 271
156,600 * Omega Energia S.A. 370
1,021 ONE Gas, Inc 78
92,244 * OPC Energy Ltd 610
52,454 *,e Opdenergy Holdings S.A. 327
1,395,752 Origin Energy Ltd 7,845
50,939 e Ormat Technologies, Inc 4,099
199,645 Orsted AS 18,927
309,880 Osaka Gas Co Ltd 4,750
860 Otter Tail Corp 68
12,498 * OY Nofar Energy Ltd 278
217,958 Pennon Group plc 1,969
919,978 Petronas Gas BHD 3,292
1,479,823 * PG&E Corp 25,571
702,613 * PGE Polska Grupa Energetyczna S.A. 1,255
43,972 Pinnacle West Capital Corp 3,582
1,169 PNM Resources, Inc 53
328,227 Portland General Electric Co 15,371
3,097,015 Power Grid Corp of India Ltd 9,655
98,712 PPL Corp 2,612
9,114,500 PT Perusahaan Gas Negara Persero Tbk 798
174,326 * Public Power Corp 1,988
66,933 Public Service Enterprise Group, Inc 4,191
34,076 * Pure Cycle Corp 375
408,798 Qatar Electricity & Water Co 1,954
445,140 Ratch Group PCL 449
9,150 Red Electrica Corp S.A. 154
325,452 Redes Energeticas Nacionais S.A. 886
177,868 * Reliance Energy Ltd 301

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,077,424 * Reliance Power Ltd $ 357
32,300 *,e RENOVA, Inc 365
82,809 Rubis S.C.A 2,012
2,116,278 RWE AG. 92,220
19,600 Saibu Gas Co Ltd 282
2,486 Sam Kwang Glass Ind Co Ltd 49
1,372 Samchully Co Ltd 113
705,749 Saudi Electricity Co 4,270
92,869 e,g Scatec Solar ASA 608
970,025 Scottish & Southern Energy plc 22,747
811,978 SembCorp Industries Ltd 3,460
303,200 Sempra Energy 44,143
1,157 Seoul City Gas Co Ltd 58
5,663 Severn Trent plc 185
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 364
41,400 Shanghai Electric Power Co Ltd 61
225,300 Shenergy Co Ltd 217
128,088 Shenzhen Energy Group Co Ltd 116
370,942 Shikoku Electric Power Co, Inc 2,528
76,000 Shinfox Energy Co Ltd 288
28,110 e Shizuoka Gas Co Ltd 229
135,800 Sichuan Chuantou Energy Co Ltd 282
453 SJW Corp 32
41,965 Snam Rete Gas S.p.A. 219
63,023 * Solaria Energia y Medio Ambiente S.A. 969
128,000 *,† Sound Global Ltd 0 ^
497,472 Southern Co 34,947
1,488 Southwest Gas Holdings Inc 95
638,300 SPCG PCL 229
184,498 Spire, Inc 11,705
20,514 *,e Sunnova Energy International, Inc 376
13,228,300 * Super Energy Corp PCL (Foreign) 194
140,556 e Superior Plus Corp 1,007
1,411,100 Synergy Grid & Development Phils, Inc 231
420,076 Taiwan Cogeneration Corp 746
1,223,966 Tata Power Co Ltd 3,319
967,115 * Tauron Polska Energia S.A. 655
59,170 Telecom Plus plc 1,270
2,338,004 Tenaga Nasional BHD 4,536
42,911 Terna Energy S.A. 945
1,337,882 Terna Rete Elettrica Nazionale S.p.A. 11,411
61,000 Toho Gas Co Ltd 1,058
382,400 Tohoku Electric Power Co, Inc 2,365
1,343,551 * Tokyo Electric Power Co, Inc 4,928
371,710 Tokyo Gas Co Ltd 8,110
142,600 Torrent Power Ltd 1,072
907,000 Towngas China Co Ltd 404
2,315,000 TPI Polene Power PCL 217
187,670 TransAlta Corp 1,757
81,638 e TransAlta Renewables, Inc 701
170,700 Transmissora Alianca de Energia Eletrica S.A. 1,342
1,147,700 TTW PCL 280
28,917 UGI Corp 780
14,838 United Utilities Group plc 181
528 Unitil Corp 27
754,592 Veolia Environnement 23,887
75,230 Verbund AG. 6,035
1 Via Renewables, Inc 0 ^
547,652 Vistra Energy Corp 14,376
28,917 *,e Voltalia S.A. 460
1,273,205 WEC Energy Group, Inc 112,348
21,530 West Holdings Corp 375

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
934,000 WHA Utilities and Power PCL $ 93
1,733,500 * Wintime Energy Group Co Ltd 339
625,990 Xcel Energy, Inc 38,918
9,052 York Water Co 374
8,212,000 YTL Corp BHD 1,832
1,789,900 YTL Power International BHD 499
901,700 * Zhejiang Zheneng Electric Power Co Ltd 630
723,143 * Zorlu Enerji Elektrik Uretim AS 96
TOTAL UTILITIES 2,795,809
TOTAL COMMON STOCKS 113,494,242
(Cost $102,074,959)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
342,619 e Sacyr S.A. 31
26,206 †,e Webuild S.p.A 08/02/30 24
TOTAL CAPITAL GOODS 55
CONSUMER DURABLES & APPAREL - 0.0%
1,277,413 e Cie Financiere Richemont S.A. 11/27/23 1,763
TOTAL CONSUMER DURABLES & APPAREL 1,763
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 0
TOTAL CONSUMER SERVICES 0
ENERGY - 0.0%
102,951 † Spartan Delta Corp 0
8,715 e Weatherford International plc 12/13/23 4
TOTAL ENERGY 4
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
252,474 † Abacus Property Group 0
100,198 Capitaland India Trust 6
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
MATERIALS - 0.0%
10,709 Lenzing AG. 56
TOTAL MATERIALS 56
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 † Chinook Therapeutics, Inc 0
20,027 †,e Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1

SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
UTILITIES - 0.0%
723,143 † Zorlu Enerji Elektrik Uretim AS. $ 68
TOTAL UTILITIES 68
TOTAL RIGHTS/WARRANTS 1,953
(Cost $436)
TOTAL LONG-TERM INVESTMENTS 113,496,455
(Cost $102,075,669)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.4%
$ 75,000,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 07/03/23 75,000
9,800,000 FAMC 0 .000 08/01/23 9,761
8,900,000 Federal Home Loan Bank (FHLB) 0 .000 07/25/19 8,874
431,000 FHLB 0 .000 07/03/23 431
20,385,000 FHLB 0 .000 07/05/23 20,379
400,000 FHLB 0 .000 07/10/23 400
3,150,000 FHLB 0 .000 07/14/23 3,145
15,000,000 FHLB 0 .000 07/24/23 14,958
15,650,000 FHLB 0 .000 08/04/23 15,582
32,875,000 FHLB 0 .000 08/09/23 32,710
5,000,000 FHLB 0 .000 08/11/23 4,974
5,000,000 FHLB 0 .000 08/16/23 4,970
30,000,000 FHLB 0 .000 08/23/23 29,793
15,765,000 FHLB 0 .000 08/30/23 15,642
37,500,000 FHLB 0 .000 09/01/23 37,193
34,000,000 FHLB 0 .000 09/15/23 33,657
23,899,000 FHLB 0 .000 10/11/23 23,571
46,000,000 FHLB 0 .000 10/13/23 45,357
25,000,000 FHLB 0 .000 11/20/23 24,516
4,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 07/05/23 3,999
10,000,000 FHLMC 0 .000 07/17/23 9,981
20,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 19,995
TOTAL GOVERNMENT AGENCY DEBT 434,888
REPURCHASE AGREEMENT - 0.8%
943,610,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 943,610
TOTAL REPURCHASE AGREEMENT 943,610
TREASURY DEBT - 0.0%
10,200,000 United States Treasury Bill 0 .000 07/05/23 10,197
23,283,000 United States Treasury Bill 0 .000 07/06/23 23,274
TOTAL TREASURY DEBT 33,471
TOTAL SHORT-TERM INVESTMENTS 1,411,969
(Cost $1,411,818)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
CERTIFICATE OF DEPOSIT - 0.3%
9,000,000 Australia and New Zealand Banking Group 5 .310 02/28/24 9,000
11,000,000 Credit Agricole 5 .460 12/01/23 11,000
12,000,000 DNB Bank ASA 5 .410 11/17/23 12,000
10,000,000 ING US Funding LLC 5 .520 09/29/23 10,000
5,000,000 Lloyds Bank PLC 5 .250 08/21/23 5,000
8,000,000 Lloyds Bank PLC 5 .420 09/20/23 8,000
11,000,000 Mizuho Bank Ltd 5 .240 08/24/23 11,000
7,000,000 MUFG Bank 5 .200 07/11/23 7,000
10,000,000 MUFG Bank 5 .310 07/18/23 10,000
10,000,000 MUFG Bank 5 .360 08/08/23 10,000
9,000,000 MUFG Bank 5 .230 09/08/23 9,000

CREF Stock Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 9,000,000 MUFG Bank 5 .560% 10/06/23 $ 9,000
10,000,000 National Australia Bank 5 .410 11/28/23 10,000
10,000,000 National Australia Bank 5 .550 11/30/23 10,000
11,000,000 National Australia Bank 5 .260 12/01/23 11,000
9,000,000 National Australia Bank 5 .310 03/06/24 9,000
8,500,000 National Bank of Canada 5 .310 07/10/23 8,500
9,000,000 NATixis 5 .560 11/06/23 9,000
12,000,000 NATixis 5 .480 12/08/23 12,000
7,000,000 Nordea Bank AB publ 5 .300 09/07/23 7,000
11,000,000 Royal Bank of Canada 5 .480 11/22/23 11,000
10,000,000 Royal Bank of Canada 5 .590 02/21/24 10,000
9,000,000 Royal Bank of Canada 5 .760 03/27/24 9,000
9,000,000 Skandinaviska Enskilda Banken 5 .520 10/03/23 9,000
14,500,000 Skandinaviska Enskilda Banken AG 5 .490 09/25/23 14,500
40,000,000 Svenska Handelsbanken Ltd 5 .020 07/03/23 40,000
9,500,000 The Canadian Imperial Bank of Commerce 5 .800 08/09/23 9,500
5,000,000 The Canadian Imperial Bank of Commerce 5 .490 09/22/23 5,000
8,250,000 The Canadian Imperial Bank of Commerce 5 .510 10/23/23 8,250
5,000,000 The Canadian Imperial Bank of Commerce 5 .760 04/01/24 5,000
10,000,000 The Canadian Imperial Bank of Commerce 5 .660 05/03/24 10,000
TOTAL CERTIFICATE OF DEPOSIT 318,750
COMMERCIAL PAPER - 0.0%
10,000,000 ING US Funding LLC 5 .650 04/24/24 9,999
10,000,000 Lloyds Bank PLC 0 .000 10/23/23 9,831
TOTAL COMMERCIAL PAPER 19,830
REPURCHASE AGREEMENT - 0.6%
45,000,000 s Calyon 5 .060 07/03/23 45,000
95,000,000 t Citigroup 5 .050 07/03/23 95,000
9,809,000 u Citigroup 5 .000 07/03/23 9,809
50,000,000 v Citigroup 5 .060 07/03/23 50,000
100,000,000 w Deutsche Bank 5 .060 07/03/23 100,000
60,000,000 x HSBC 5 .060 07/03/23 60,000
40,000,000 y HSBC 5 .050 07/03/23 40,000
90,000,000 z JP Morgan 5 .060 07/03/23 90,000
75,000,000 aa Merrill Lynch 5 .060 07/03/23 75,000
15,000,000 ab Societe Generale 5 .060 07/03/23 15,000
45,000,000 ac Societe Generale 5 .060 07/03/23 45,000
TOTAL REPURCHASE AGREEMENT 624,809
VARIABLE RATE SECURITIES - 0.0%
9,000,000 i Mizuho Bank Ltd 5 .360 07/05/23 9,000
8,000,000 i Mizuho Bank Ltd 5 .570 10/11/23 8,000
10,000,000 i Mizuho Bank Ltd 5 .520 10/26/23 10,000
TOTAL VARIABLE RATE SECURITIES 27,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 990,389
(Cost $990,389)
TOTAL INVESTMENTS - 100.9% 115,898,813
(Cost $104,477,876)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (991,991)
NET ASSETS - 100.0% $114,906,822
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
a
Affiliated holding
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,387,424,555.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $943,610,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rates 2.625%–3.250% and maturity dates 5/31/27–6/30/27, valued at $962,482,216.
s Agreement with Calyon, 5.060% dated 6/30/23 to be repurchased at $45,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 0.750%
and maturity date 1/31/28, valued at $45,900,054.
t Agreement with Citigroup, 5.050% dated 6/30/23 to be repurchased at $95,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.000%–1.250% and maturity dates 7/27/23–9/30/28, valued at $96,900,082.
u Agreement with Citigroup, 5.000% dated 6/30/23 to be repurchased at $9,809,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.125%–1.625% and maturity dates 2/15/31–11/15/31, valued at $10,005,233.
v Agreement with Citigroup, 5.060% dated 6/30/23 to be repurchased at $50,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.250%–6.000% and maturity dates 9/30/23–4/20/53, valued at $51,000,030.
w Agreement with Deutsche Bank, 5.060% dated 6/30/23 to be repurchased at $100,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates 2.000%–6.500% and maturity dates 9/1/28–7/1/53, valued at $102,000,000.
x Agreement with HSBC, 5.060% dated 6/30/23 to be repurchased at $60,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
1.722%–5.000% and maturity dates 9/1/35–1/1/53, valued at $61,200,000.
y Agreement with HSBC, 5.050% dated 6/30/23 to be repurchased at $40,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.000%–5.284% and maturity dates 10/31/23–8/15/45, valued at $40,800,001.
z Agreement with JP Morgan, 5.060% dated 6/30/23 to be repurchased at $90,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–6.500% and maturity dates 7/1/33–6/1/53, valued at $91,800,001.
aa Agreement with Merrill Lynch, 5.060% dated 6/30/23 to be repurchased at $75,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate
2.750% and maturity date 7/31/27, valued at $76,500,024.
ab Agreement with Societe Generale, 5.060% dated 6/26/23 to be repurchased at $15,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 12/28/23, valued at $15,300,035.
ac Agreement with Societe Generale, 5.060% dated 6/30/23 to be repurchased at $45,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 10/3/23–6/13/24, valued at $45,900,041.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E Mini Index 458 09/15/23  $ 43,205 $ 43,595 $ 390
S&P 500 E Mini Index 2,996 09/15/23 651,487 672,340 20,853
S&P Mid-Cap 400 E Mini Index 249 09/15/23 63,926 65,838 1,912
Total 3,703   $ 758,618  $ 781,773  $ 23,155

CREF Global Equities Account June 30, 2023
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.4%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.4%
AUSTRALIA - 1.6%
224,388 AMP Ltd 169
87,877 AngloGold Ashanti Ltd 1,860
206,366 APA Group 1,335
1,950,500 Australia & New Zealand Banking Group Ltd 30,876
42,503 Australian Stock Exchange Ltd 1,789
1,187,102 BHP Billiton Ltd 35,687
44,702 Cochlear Ltd 6,849
358,112 Commonwealth Bank of Australia 23,974
150,922 Endeavour Group Ltd 635
165,024 * Flutter Entertainment plc 33,168
68,132 * Flutter Entertainment plc 13,712
25,053,800 Glencore Xstrata plc 142,052
4,317,113 Ingenia Communities Group 11,495
507,415 Insurance Australia Group Ltd 1,930
77,029 Macquarie Group Ltd 9,165
28,820 Magellan Financial Group Ltd 184
604,671 Medibank Pvt Ltd 1,420
283,513 *,e Megaport Ltd 1,381
293,592 Mineral Resources Ltd 14,061
685,400 National Australia Bank Ltd 12,055
205,075 * Qantas Airways Ltd 850
322,581 QBE Insurance Group Ltd 3,368
198,676 Sonic Healthcare Ltd 4,725
276,854 Suncorp-Metway Ltd 2,488
95,671,967 * Tamboran Resources Ltd 11,475
793,474 Telstra Corp Ltd 2,276
86,102 Wesfarmers Ltd 2,839
756,710 Westpac Banking Corp 10,774
116,064 Woodside Energy Group Ltd 2,685
150,922 Woolworths Ltd 3,999
TOTAL AUSTRALIA 389,276
AUSTRIA - 0.1%
232,820 g BAWAG Group AG. 10,733
11,949 Verbund AG. 959
TOTAL AUSTRIA 11,692
BELGIUM - 0.1%
239,884 KBC Groep NV 16,744
108,279 UCB S.A. 9,600
TOTAL BELGIUM 26,344
BERMUDA - 0.1%
125,000 * Fidelis Insurance Holdings Ltd 1,706

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
55,393 RenaissanceRe Holdings Ltd $ 10,332
TOTAL BERMUDA 12,038
BRAZIL - 1.2%
992,300 AMBEV S.A. 3,194
116,900 Atacadao Distribuicao Comercio e Industria Ltd 274
1,295,700 B3 SA-Brasil Bolsa Balcao 3,954
1,891,218 Banco Bradesco S.A. 5,782
15,603,018 Banco Bradesco S.A. (Preference) 53,605
818,200 Banco BTG Pactual S.A. - Unit 5,374
66,732 Banco do Brasil S.A. 689
26,000 Banco Santander Brasil S.A. 166
150,700 BB Seguridade Participacoes S.A. 968
255,573 Centrais Eletricas Brasileiras S.A. 2,122
56,200 Centrais Eletricas Brasileiras S.A. (Preference) 523
198,000 Cia de Concessoes Rodoviarias 581
72,000 Cia de Saneamento Basico do Estado de Sao Paulo 851
306,513 Cia Energetica de Minas Gerais 823
125,400 Cia Siderurgica Nacional S.A. 318
2,296,738 Companhia Vale do Rio Doce (ADR) 30,822
254,568 Cosan SA Industria e Comercio 950
50,400 CPFL Energia S.A. 362
45,300 Energisa S.A. 475
176,700 * Eneva S.A. 453
39,650 Engie Brasil Energia S.A. 378
2,890 * Equatorial Energia S.A. 19
216,599 Equatorial Energia S.A. 1,454
243,590 Gerdau S.A. (Preference) 1,275
652,457 *,g Hapvida Participacoes e Investimentos S.A. 597
139,600 Hypermarcas S.A. 1,341
377,580 Investimentos Itau S.A. - PR 760
10,085,619 Itau Unibanco Holding S.A. 59,862
156,600 Klabin S.A. 712
1,327,344 Localiza Rent A Car 18,989
197,792 Lojas Renner S.A. 826
19,999,400 * Magazine Luiza S.A. 14,076
12,422 * MercadoLibre, Inc 14,715
187,395 * Natura & Co Holding S.A. 655
2,262,960 * NU Holdings Ltd 17,855
2,210,600 * Petro Rio S.A. 17,119
823,300 Petroleo Brasileiro S.A. 5,691
1,046,738 Petroleo Brasileiro S.A. (Preference) 6,456
273,044 Raia Drogasil S.A. 1,688
87,329 g Rede D'Or Sao Luiz S.A. 600
267,000 Rumo S.A. 1,238
285,959 Sendas Distribuidora S.A. 821
162,422 Suzano SA 1,500
90,200 Telefonica Brasil S.A. 815
185,500 TIM S.A. 566
101,000 Totvus S.A. 632
171,000 Ultrapar Participacoes S.A. 675
717,964 Vale S.A. 9,629
237,400 Vibra Energia S.A. 895
354,120 Weg S.A. 2,792
134,000 * XP, Inc 3,144
TOTAL BRAZIL 300,061
CANADA - 2.0%
201,748 Agnico-Eagle Mines Ltd 10,074
1,142,699 Alimentation Couche-Tard, Inc 58,595
434,231 Bank of Montreal 39,216
266,360 e Bank of Nova Scotia 13,327

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
607,559 Barrick Gold Corp $ 10,278
15,424 Brookfield Asset Management Ltd 503
61,268 * Brookfield Corp 2,063
423 Brookfield Reinsurance Ltd 14
731,199 Cameco Corp 22,901
195,466 Canadian Imperial Bank of Commerce 8,345
408,329 Canadian National Railway Co 49,446
206,012 Canadian Natural Resources Ltd 11,582
45,888 e CI Financial Corp 521
477,226 Dollarama, Inc 32,321
5,872 Fairfax Financial Holdings Ltd 4,398
14,632 First Capital Real Estate Investment Trust 162
43,030 Franco-Nevada Corp 6,133
61,101 Great-West Lifeco, Inc 1,774
23,480 iA Financial Corp, Inc 1,600
18,204 e IGM Financial, Inc 554
41,920 Imperial Oil Ltd 2,145
31,398 Intact Financial Corp 4,848
567,698 *,e Ivanhoe Mines Ltd 5,185
749,919 Kinross Gold Corp 3,578
724,647 * Lightspeed Commerce, Inc 12,258
425,828 Manulife Financial Corp 8,049
73,740 National Bank of Canada 5,494
239,353 e Nutrien Ltd 14,131
18,277 Onex Corp 1,010
287,330 e Pan American Silver Corp (Toronto) 4,186
122,014 e Power Corp Of Canada 3,284
122,537 RioCan Real Estate Investment Trust 1,783
312,514 Royal Bank of Canada 29,847
761,105 * Shopify, Inc (Class A) 49,191
128,359 Sun Life Financial, Inc 6,691
459,862 e Suncor Energy, Inc 13,490
285,320 Teck Cominco Ltd 12,005
38,094 Thomson Reuters Corp 5,143
61,860 TMX Group Ltd 1,392
389,235 Toronto-Dominion Bank 24,125
12,235 West Fraser Timber Co Ltd 1,051
TOTAL CANADA 482,693
CHILE - 0.1%
13,492,422 Banco de Chile 1,408
3,931 Banco de Credito e Inversiones 120
4,981,735 Banco Santander Chile S.A. 236
271,737 Cencosud S.A. 527
26,084 Cia Cervecerias Unidas S.A. 210
3,362,345 Compania SudAmericana de Vapores S.A. 228
232,808 Empresas CMPC S.A. 446
83,515 Empresas COPEC S.A. 620
6,561,872 Enel Chile S.A. 426
4,714,399 * Enersis S.A. 629
673,985 Lundin Mining Corp 5,281
177,846 SACI Falabella 427
30,782 Sociedad Quimica y Minera de Chile S.A. (Class B) 2,242
TOTAL CHILE 12,800
CHINA - 2.6%
25,000 360 Finance, Inc (ADR) 432
41,200 360 Security Technology, Inc 71
1,347 3peak, Inc 40
156,000 g 3SBio, Inc 157
62,500 e AAC Technologies Holdings, Inc 148
8,743 * Advanced Micro-Fabrication Equipment, Inc China 189

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,600 AECC Aero-Engine Control Co Ltd $ 42
24,700 AECC Aviation Power Co Ltd 144
11,990,000 Agricultural Bank of China Ltd 4,722
470,900 Agricultural Bank of China Ltd (Class A) 229
230,405 Aier Eye Hospital Group Co Ltd 590
9,700 AIMA Technology Group Co Ltd 43
35,800 * Air China Ltd 41
148,000 * Air China Ltd (H shares) 106
29,207 Airtac International Group 965
142,000 *,g Akeso, Inc 644
3,851,172 * Alibaba Group Holding Ltd 40,090
743,035 * Alibaba Group Holding Ltd (ADR) 61,932
380,000 * Alibaba Health Information Technology Ltd 230
942,000 Aluminum Corp of China Ltd 408
194,200 Aluminum Corp of China Ltd (Class A) 147
5,636 * Amlogic Shanghai Co Ltd 66
8,300 Angel Yeast Co Ltd 41
100,000 Anhui Conch Cement Co Ltd 266
20,000 Anhui Conch Cement Co Ltd (Class A) 65
28,600 * Anhui Gujing Distillery Co Ltd 493
5,400 * Anhui Gujing Distillery Co Ltd (Class A) 184
5,630 Anhui Honglu Steel Construction Group Co Ltd 22
9,100 Anhui Kouzi Distillery Co Ltd 62
9,800 Anhui Yingjia Distillery Co Ltd 86
262,200 Anta Sports Products Ltd 2,694
8,400 Apeloa Pharmaceutical Co Ltd 21
14,800 * Asia-Potash International Investment Guangzhou Co Ltd 47
5,263 * ASR Microelectronics Co Ltd 55
1,820 Asymchem Laboratories Tianjin Co Ltd 30
2,800 Autobio Diagnostics Co Ltd 20
5,700 Autohome, Inc (ADR) 166
24,200 Avary Holding Shenzhen Co Ltd 81
6,200 Avic Capital Co Ltd 3
88,000 AviChina Industry & Technology Co 43
5,600 AVICOPTER plc 31
496,316 * Baidu, Inc 8,465
132,900 Bank of Beijing Co Ltd 85
93,100 Bank of Changsha Co Ltd 100
18,800 * Bank of Chengdu Co Ltd 32
215,500 Bank of China Ltd - A 116
16,920,000 Bank of China Ltd - H 6,793
233,300 Bank of Communications Co Ltd - A 186
748,000 Bank of Communications Co Ltd - H 496
29,400 Bank of Hangzhou Co Ltd 48
69,380 * Bank of Jiangsu Co Ltd 70
44,300 Bank of Nanjing Co Ltd 49
28,800 Bank of Ningbo Co Ltd 101
64,522 Bank of Shanghai Co Ltd 51
90,200 Bank of Suzhou Co Ltd 81
341,600 Baoshan Iron & Steel Co Ltd 265
82,300 BBMG Corp 25
53,000 * BeiGene Ltd 727
18,000 * BeiGene Ltd (ADR) 3,209
518,000 * Beijing Capital International Airport Co Ltd 336
65,200 Beijing Dabeinong Technology Group Co Ltd 59
3,900 Beijing Easpring Material Technology Co Ltd 27
12,700 * Beijing E-Hualu Information Technology Co Ltd 58
52,800 Beijing Enlight Media Co Ltd 59
48,500 Beijing Enterprises Holdings Ltd 176
342,000 Beijing Enterprises Water Group Ltd 81
6,302 * Beijing Kingsoft Office Software, Inc 411
20,700 Beijing New Building Materials plc 70

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,851 Beijing Shiji Information Technology Co Ltd $ 29
6,900 Beijing Tongrentang Co Ltd 55
6,300 Beijing United Information Technology Co Ltd 32
2,760 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 25
53,800 Beijing Yanjing Brewery Co Ltd 92
4,400 Bethel Automotive Safety Systems Co Ltd 48
3,400 Betta Pharmaceuticals Co Ltd 23
2,200 BGI Genomics Co Ltd 18
40,080 *,e Bilibili, Inc 603
1,770 Bloomage Biotechnology Corp Ltd 22
16,600 g BOC Aviation Ltd 135
812,000 BOC Hong Kong Holdings Ltd 2,487
5,700 BOC International China Co Ltd 8
189,300 BOE Technology Group Co Ltd 107
868,000 Bosideng International Holdings Ltd 367
11,800 BTG Hotels Group Co Ltd 31
23,100 BYD Co Ltd 824
211,000 BYD Co Ltd (H shares) 6,766
65,000 BYD Electronic International Co Ltd 198
22,060 By-health Co Ltd 73
147,000 C&D International Investment Group Ltd 335
30,030 Caitong Securities Co Ltd 30
6,392 * Cambricon Technologies Corp Ltd 166
49,600 CECEP Solar Energy Co Ltd 46
93,770 CECEP Wind-Power Corp 47
1,524,000 g CGN Power Co Ltd 368
2,000 Changchun High & New Technology Industry Group, Inc 38
24,000 Changjiang Securities Co Ltd 19
2,200 Changzhou Xingyu Automotive Lighting Systems Co Ltd 37
24,300 * Chaozhou Three-Circle Group Co Ltd 98
9,800 Chengxin Lithium Group Co Ltd 43
30,500 China Baoan Group Co Ltd 51
854,000 China Cinda Asset Management Co Ltd 85
6,156,000 China Citic Bank 2,894
553,000 China Coal Energy Co 412
224,000 China Communications Services Corp Ltd 111
110,500 China Conch Venture Holdings Ltd 144
93,500 China Construction Bank Corp - A 81
20,596,000 * China Construction Bank Corp - H 13,334
66,000 China CSSC Holdings Ltd 300
36,600 * China Eastern Airlines Corp Ltd 24
480,900 China Energy Engineering Corp Ltd 155
278,300 * China Everbright Bank Co Ltd - A 118
407,000 China Everbright Bank Co Ltd - H 117
305,555 China Everbright International Ltd 121
808,000 g China Feihe Ltd 451
795,500 China Galaxy Securities Co Ltd 426
24,500 China Galaxy Securities Co Ltd (Class A) 39
228,400 China Gas Holdings Ltd 262
9,700 * China Great Wall Securities Co Ltd 11
27,400 China Greatwall Technology Group Co Ltd 52
568,000 China Hongqiao Group Ltd 464
390,600 China Insurance International Holdings Co Ltd 407
358,000 *,g China International Capital Corp Ltd 631
9,100 China International Capital Corp Ltd 45
23,925 China International Travel Service Corp Ltd 365
194,000 China Jinmao Holdings Group Ltd 29
19,429 China Jushi Co Ltd 38
88,000 China Lesso Group Holdings Ltd 58
1,669,000 China Life Insurance Co Ltd 2,794
42,000 China Life Insurance Co Ltd (Class A) 203
98,200 *,g China Literature Ltd 414

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
261,000 China Longyuan Power Group Corp $ 270
112,000 China Medical System Holdings Ltd 183
21,700 China Meheco Co Ltd 39
140,000 e China Meidong Auto Holdings Ltd 162
682,000 China Mengniu Dairy Co Ltd 2,577
1,255,000 China Merchants Bank Co Ltd 5,724
567,700 China Merchants Bank Co Ltd (Class A) 2,566
165,600 China Merchants Energy Shipping Co Ltd 132
115,426 China Merchants Holdings International Co Ltd 163
36,020 China Merchants Securities Co Ltd 67
116,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 209
13,800 China Minmetals Rare Earth Co Ltd 56
192,400 China Minsheng Banking Corp Ltd - A 99
2,306,800 e China Minsheng Banking Corp Ltd - H 854
885,000 China Molybdenum Co Ltd 466
234,000 China Molybdenum Co Ltd (Class A) 172
328,000 China National Building Material Co Ltd 203
32,900 China National Chemical Engineering Co Ltd 38
6,100 China National Medicines Corp Ltd 33
94,300 China National Nuclear Power Co Ltd 92
42,300 China Northern Rare Earth Group High-Tech Co Ltd 140
552,000 China Oilfield Services Ltd 572
612,435 China Overseas Land & Investment Ltd 1,340
45,000 China Overseas Property Holdings Ltd 45
103,000 China Pacific Insurance Group Co Ltd - A 369
606,200 China Pacific Insurance Group Co Ltd - H 1,574
1,159,000 e China Power International Development Ltd 428
102,500 China Railway Group Ltd - A 107
966,000 China Railway Group Ltd - H 639
180,220 China Railway Signal & Communication Corp Ltd 144
354,000 China Resources Beer Holdings Company Ltd 2,339
215,999 China Resources Cement Holdings Ltd 89
234,900 China Resources Gas Group Ltd 806
719,836 China Resources Land Ltd 3,063
18,087 China Resources Microelectronics Ltd 131
159,800 g China Resources Mixc Lifestyle Services Ltd 796
133,000 g China Resources Pharmaceutical Group Ltd 116
438,000 China Resources Power Holdings Co 992
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 39
112,200 China Shenhua Energy Co Ltd - A 475
766,000 China Shenhua Energy Co Ltd - H 2,348
126,000 *,e China Shipping Development Co Ltd 127
154,000 *,e China Southern Airlines Co Ltd 87
46,700 * China Southern Airlines Co Ltd (Class A) 39
224,800 China State Construction Engineering Corp Ltd 178
414,000 China State Construction International Holdings Ltd 473
381,700 China Three Gorges Renewables Group Co Ltd 283
19,800 *,e,g China Tourism Group Duty Free Corp Ltd 269
4,658,000 g China Tower Corp Ltd 519
524,000 China Vanke Co Ltd 706
139,400 China Vanke Co Ltd (Class A) 269
44,900 China Yangtze Power Co Ltd 136
6,300 China Zhenhua Group Science & Technology Co Ltd 83
114,140 China Zheshang Bank Co Ltd 42
612,000 Chinasoft International Ltd 386
5,000 Chongqing Brewery Co Ltd 64
17,154 * Chongqing Changan Automobile Co Ltd 31
8,450 Chongqing Fuling Zhacai Group Co Ltd 21
267,100 Chongqing Rural Commercial Bank Co Ltd 132
70,950 Chongqing Zhifei Biological Products Co Ltd 433
462,200 Chow Tai Fook Jewellery Group Ltd 833
473,000 Citic Pacific Ltd 566

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
454,274 * CITIC Securities Co Ltd $ 826
64,870 CITIC Securities Co Ltd (Class A) 177
3,100 CNGR Advanced Material Co Ltd 26
42,630 CNNC Hua Yuan Titanium Dioxide Co Ltd 35
55,980 Contemporary Amperex Technology Co Ltd 1,769
140,445 COSCO Pacific Ltd 84
147,500 COSCO SHIPPING Development Co Ltd 50
69,900 COSCO SHIPPING Energy Transportation Co Ltd 122
179,660 COSCO SHIPPING Holdings Co Ltd - A 233
258,150 COSCO SHIPPING Holdings Co Ltd - H 233
2,781,000 e Country Garden Holdings Co Ltd 567
475,000 Country Garden Services Holdings Co Ltd 616
669,000 CRRC Corp Ltd 367
18,800 CSC Financial Co Ltd 63
1,714,880 CSPC Pharmaceutical Group Ltd 1,492
3,984 Da An Gene Co Ltd of Sun Yat-Sen University 5
7,300 Dajin Heavy Industry Co Ltd 31
537,000 g Dali Foods Group Co Ltd 240
114,600 Dalian Port PDA Co Ltd 25
249,895 Daqin Railway Co Ltd 256
13,200 * Daqo New Energy Corp (ADR) 524
14,049 DaShenLin Pharmaceutical Group Co Ltd 54
169,500 Datang International Power Generation Co Ltd 77
10,400 DHC Software Co Ltd 10
15,680 Do-Fluoride New Materials Co Ltd 43
6,200 Dong-E-E-Jiao Co Ltd 46
39,000 Dongfang Electric Corp Ltd 100
706,000 Dongfeng Motor Group Co Ltd 324
11,300 Dongxing Securities Co Ltd 13
359,000 Dongyue Group 270
323,906 East Money Information Co Ltd 635
5,000 Ecovacs Robotics Co Ltd 54
148,200 ENN Energy Holdings Ltd 1,854
35,900 ENN Natural Gas Co Ltd 94
23,670 Eve Energy Co Ltd 198
21,000 Everbright Securities Co Ltd 46
57,543 Fangda Carbon New Material Co Ltd 49
72,000 e Far East Horizon Ltd 57
36,600 FAW Jiefang Group Co Ltd 42
25,700 * First Capital Securities Co Ltd 20
96,000 e Flat Glass Group Co Ltd 329
22,500 Flat Glass Group Co Ltd 120
221,200 Focus Media Information Technology Co Ltd 207
56,122 Foshan Haitian Flavouring & Food Co Ltd 363
571,000 Fosun International 393
1,700,081 Foxconn Industrial Internet Co Ltd 5,897
3,300 Fu Jian Anjoy Foods Co Ltd 67
14,400 Fujian Sunner Development Co Ltd 38
19,500 Fuyao Glass Industry Group Co Ltd - A 96
137,000 g Fuyao Glass Industry Group Co Ltd - H 568
9,279 * GalaxyCore, Inc 20
88,080 *,g Ganfeng Lithium Co Ltd 578
21,320 Ganfeng Lithium Co Ltd 180
500 G-bits Network Technology Xiamen Co Ltd 34
1,561,000 GCL Poly Energy Holdings Ltd 362
90,000 GD Power Development Co Ltd 47
197,884 * GDS Holdings Ltd 271
188,900 * GDS Holdings Ltd (ADR) 2,076
1,291,000 Geely Automobile Holdings Ltd 1,585
38,700 * GEM Co Ltd 37
69,900 Gemdale Corp 69
92,000 * Genscript Biotech Corp 208

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
90,600 * GF Securities Co Ltd $ 125
31,000 GF Securities Co Ltd (Class A) 63
14,700 Giant Network Group Co Ltd 36
8,872 Gigadevice Semiconductor Beijing, Inc 130
3,900 * Ginlong Technologies Co Ltd 56
16,600 GoerTek, Inc 41
1,960 GoodWe Technologies Co Ltd 45
18,500 Gotion High-tech Co Ltd 71
509,000 e Great Wall Motor Co Ltd 586
30,700 * Great Wall Motor Co Ltd 107
44,800 Gree Electric Appliances, Inc of Zhuhai 226
62,000 * Greenland Holdings Corp Ltd 24
258,500 Greentown China Holdings Ltd 260
362,000 e Greentown Service Group Co Ltd 173
60,000 GRG Banking Equipment Co Ltd 97
16,400 Guangdong Haid Group Co Ltd 106
37,300 Guangdong HEC Technology Holding Co Ltd 37
252,000 Guangdong Investments Ltd 218
2,800 Guangdong Kinlong Hardware Products Co Ltd 25
202,200 Guanghui Energy Co Ltd 191
59,400 Guangzhou Automobile Group Co Ltd 85
692,000 Guangzhou Automobile Group Co Ltd - H 414
16,000 * Guangzhou Baiyun International Airport Co Ltd 32
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 46
5,800 Guangzhou Great Power Energy & Technology Co Ltd 38
46,700 Guangzhou Haige Communications Group, Inc Co 67
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 19
8,595 Guangzhou Shiyuan Electronic Technology Co Ltd 79
24,600 Guangzhou Tinci Materials Technology Co Ltd 140
13,486 Guangzhou Yuexiu Financial Holdings Group Co Ltd 12
12,200 Guolian Securities Co Ltd 15
28,300 Guosen Securities Co Ltd 34
41,000 Guotai Junan Securities Co Ltd 79
25,790 Guoyuan Securities Co Ltd 23
361,000 e,g Haidilao International Holding Ltd 798
82,300 Haier Smart Home Co Ltd 266
532,600 Haier Smart Home Co Ltd 1,680
539,600 * Hainan Airlines Holding Co Ltd 118
180,300 * Hainan Airport Infrastructure Co Ltd 101
136,000 Haitian International Holdings Ltd 319
263,600 Haitong Securities Co Ltd 162
53,100 Haitong Securities Co Ltd (Class A) 68
56,000 Hangzhou Binjiang Real Estate Group Co Ltd 68
7,800 Hangzhou Chang Chuan Technology Co Ltd 51
19,510 Hangzhou First Applied Material Co Ltd 100
8,400 Hangzhou Lion Electronics Co Ltd 43
12,900 Hangzhou Oxygen Plant Group Co Ltd 61
10,630 Hangzhou Robam Appliances Co Ltd 37
18,600 Hangzhou Silan Microelectronics Co Ltd 78
1,800 * Hangzhou Tigermed Consulting Co Ltd - A 16
10,600 g Hangzhou Tigermed Consulting Co Ltd - H 61
90,000 g Hansoh Pharmaceutical Group Co Ltd 145
8,800 * Haohua Chemical Science & Technology Co Ltd 46
15,700 Hebei Hengshui Laobaigan Liquor Co Ltd 53
29,200 Hebei Yangyuan Zhihui Beverage Co Ltd 99
25,300 Heilongjiang Agriculture Co Ltd 46
41,800 Henan Shenhuo Coal & Power Co Ltd 75
45,700 Henan Shuanghui Investment & Development Co Ltd 154
149,500 Hengan International Group Co Ltd 630
22,100 Hengdian Group DMEGC Magnetics Co Ltd 55
86,480 Hengli Petrochemical Co Ltd 171
1,228,000 *,e HengTen Networks Group Ltd 289

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
39,500 Hengtong Optic-electric Co Ltd $ 80
49,430 Hengyi Petrochemical Co Ltd 46
209,900 Hesteel Co Ltd 65
2,800 Hithink RoyalFlush Information Network Co Ltd 68
3,460 Hongfa Technology Co Ltd 15
9,500 Hoshine Silicon Industry Co Ltd 92
850 Hoymiles Power Electronics, Inc 42
47,000 *,g Hua Hong Semiconductor Ltd 155
41,700 Huadian Power International Corp Ltd (Class A) 38
9,740 Huadong Medicine Co Ltd 58
34,000 Huafon Chemical Co Ltd 32
19,300 Huagong Tech Co Ltd 101
56,200 Huaibei Mining Holdings Co Ltd 89
329,360 Hualan Biological Engineering, Inc 1,018
44,300 Huaneng Power International, Inc - A 56
974,000 Huaneng Power International, Inc - H 611
116,200 g Huatai Securities Co Ltd 144
15,500 Huatai Securities Co Ltd (Class A) 29
14,200 Huaxi Securities Co Ltd 16
80,200 Huaxia Bank Co Ltd 60
3,500 Huaxin Cement Co Ltd 6
42,200 Huayu Automotive Systems Co Ltd 107
41,674 * Huazhu Group Ltd (ADR) 1,616
5,900 Hubei Feilihua Quartz Glass Co Ltd 40
4,700 * Hubei Jumpcan Pharmaceutical Co Ltd 19
16,400 Hubei Xingfa Chemicals Group Co Ltd 50
5,800 Huizhou Desay Sv Automotive Co Ltd 125
9,500 Humanwell Healthcare Group Co Ltd 35
6,648 Hunan Changyuan Lico Co Ltd 10
115,000 Hunan Valin Steel Co Ltd 76
8,412 Hundsun Technologies, Inc 51
79,000 e,g Hygeia Healthcare Holdings Co Ltd 429
25,131 * iClick Interactive Asia Group Ltd (ADR) 35
12,800 * Iflytek Co Ltd 120
900 Imeik Technology Development Co Ltd 55
329,900 Industrial & Commercial Bank of China Ltd - A 219
12,046,000 Industrial & Commercial Bank of China Ltd - H 6,438
105,200 Industrial Bank Co Ltd 227
40,790 Industrial Securities Co Ltd 34
6,300 Ingenic Semiconductor Co Ltd 77
620,800 Inner Mongolia BaoTou Steel Union Co Ltd 153
49,300 Inner Mongolia Dian Tou Energy Corp Ltd 90
112,600 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 64
85,300 Inner Mongolia Yili Industrial Group Co Ltd 333
312,100 Inner Mongolia Yitai Coal Co 427
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 56
365,000 *,g Innovent Biologics, Inc 1,386
8,800 Inspur Electronic Information Industry Co Ltd 59
382,512 * IQIYI, Inc (ADR) 2,043
1,001 iRay Technology Co Ltd 39
14,250 Isoftstone Information Technology Group Co Ltd 54
42,300 JA Solar Technology Co Ltd 243
3,760 Jafron Biomedical Co Ltd 12
6,510 * Jason Furniture Hangzhou Co Ltd 34
87,350 *,g JD Health International, Inc 555
425,900 *,e,g JD Logistics, Inc 667
1,256,205 JD.com, Inc 21,424
73,400 Jiangsu Eastern Shenghong Co Ltd 120
116,000 Jiangsu Express 107
16,804 Jiangsu Hengli Hydraulic Co Ltd 149
32,882 Jiangsu Hengrui Medicine Co Ltd 217
16,400 Jiangsu King's Luck Brewery JSC Ltd 119

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,800 Jiangsu Pacific Quartz Co Ltd $ 75
19,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 349
3,000 Jiangsu Yangnong Chemical Co Ltd 36
7,300 Jiangsu Yoke Technology Co Ltd 73
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 26
47,500 Jiangsu Zhongtian Technology Co Ltd 104
284,000 Jiangxi Copper Co Ltd 439
28,958 Jiangxi Copper Co Ltd (Class A) 76
20,000 * Jiangxi Special Electric Motor Co Ltd 33
57,600 * Jinduicheng Molybdenum Co Ltd 89
83,904 * Jinko Solar Co Ltd 163
2,900 JiuGui Liquor Co Ltd 36
209,000 e,g Jiumaojiu International Holdings Ltd 344
102,100 Jizhong Energy Resources Co Ltd 90
283,877 * Joincare Pharmaceutical Group Industry Co Ltd 497
2,156 Joinn Laboratories China Co Ltd 12
11,771 Jointown Pharmaceutical Group Co Ltd 17
12,200 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 62
3,700 JOYY, Inc (ADR) 114
4,500 Juewei Food Co Ltd 23
24,000 Juneyao Airlines Co Ltd 51
38,900 * Kanzhun Ltd (ADR) 585
241,075 * KE Holdings, Inc (ADR) 3,580
18,700 Keda Industrial Group Co Ltd 29
52,500 Kingboard Chemical Holdings Ltd 144
215,000 * Kingdee International Software Group Co Ltd 289
219,400 Kingsoft Corp Ltd 867
86,500 *,e,g Koolearn Technology Holding Ltd 283
414,900 *,g Kuaishou Technology 2,852
31,900 Kuang-Chi Technologies Co Ltd 67
15,997 Kweichow Moutai Co Ltd 3,729
564,000 Lenovo Group Ltd 591
61,100 Lens Technology Co Ltd 99
1,300 Lepu Medical Technology Beijing Co Ltd 4
239,500 * Li Auto, Inc 4,147
504,000 Li Ning Co Ltd 2,722
103,700 * Lingyi iTech Guangdong Co 99
2,100 * Livzon Pharmaceutical Group, Inc 11
33,300 Lomon Billions Group Co Ltd 76
424,000 g Longfor Properties Co Ltd 1,035
94,189 LONGi Green Energy Technology Co Ltd 373
53,300 Lufax Holding Ltd (ADR) 76
31,500 Luxi Chemical Group Co Ltd 46
89,609 Luxshare Precision Industry Co Ltd 402
19,300 Luzhou Laojiao Co Ltd 558
25,790 Mango Excellent Media Co Ltd 122
5,308 Maxscend Microelectronics Co Ltd 71
46,500 Meihua Holdings Group Co Ltd 57
383,795 * Meinian Onehealth Healthcare Holdings Co Ltd 376
1,814,700 *,g Meituan Dianping (Class B) 28,456
85,700 Metallurgical Corp of China Ltd 47
228,500 Microport Scientific Corp 416
27,400 Ming Yang Smart Energy Group Ltd 64
21,400 MINISO Group Holding Ltd (ADR) 364
168,000 Minth Group Ltd 462
15,110 Montage Technology Co Ltd 120
65,544 * Muyuan Foodstuff Co Ltd 381
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 14
18,200 Nanjing Securities Co Ltd 21
103,752 NARI Technology Co Ltd 330
7,000 NAURA Technology Group Co Ltd 307
3,500 NavInfo Co Ltd 6

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
445,095 NetEase, Inc $ 8,621
33,300 New China Life Insurance Co Ltd - A 169
220,600 New China Life insurance Co Ltd - H 583
59,600 * New Hope Liuhe Co Ltd 96
329,840 * New Oriental Education & Technology Group, Inc 1,300
18,700 Ninestar Corp 88
4,860 Ningbo Deye Technology Co Ltd 100
16,300 Ningbo Joyson Electronic Corp 40
8,800 Ningbo Orient Wires & Cables Co Ltd 60
4,310 Ningbo Ronbay New Energy Technology Co Ltd 32
28,200 Ningbo Shanshan Co Ltd 59
12,300 * Ningbo Tuopu Group Co Ltd 137
97,700 Ningxia Baofeng Energy Group Co Ltd 170
289,430 * NIO, Inc (ADR) 2,805
383,600 e,g Nongfu Spring Co Ltd 2,123
21,200 North Industries Group Red Arrow Co Ltd 53
632 NXP Semiconductors NV 129
78,500 * Offcn Education Technology Co Ltd 51
173,600 Offshore Oil Engineering Co Ltd 140
5,840 Oppein Home Group, Inc 77
46,728 Orient Securities Co Ltd 63
3,809 Ovctek China, Inc 16
119,700 * Pangang Group Vanadium Titanium & Resources Co Ltd 65
2,277,000 People's Insurance Co Group of China Ltd 827
201,500 People's Insurance Co Group of China Ltd (Class A) 162
11,200 Perfect World Co Ltd 26
4,950 * Pharmaron Beijing Co Ltd - A 26
16,450 g Pharmaron Beijing Co Ltd - H 51
1,552,000 PICC Property & Casualty Co Ltd 1,728
207,260 * Pinduoduo, Inc (ADR) 14,330
324,200 Ping An Bank Co Ltd 503
43,100 *,e,g Ping An Healthcare and Technology Co Ltd 104
4,986,703 Ping An Insurance Group Co of China Ltd 31,850
148,100 Ping An Insurance Group Co of China Ltd (Class A) 947
68,800 Pingdingshan Tianan Coal Mining Co Ltd 71
186,900 Poly Real Estate Group Co Ltd 335
106,000 e,g Pop Mart International Group Ltd 236
2,300 Porton Pharma Solutions Ltd 9
161,100 Postal Savings Bank of China Co Ltd - A 109
1,949,000 e,g Postal Savings Bank of China Co Ltd - H 1,202
73,900 Power Construction Corp of China Ltd 58
1,642 Pylon Technologies Co Ltd 45
8,261 * Qi An Xin Technology Group, Inc 59
69,100 * Qinghai Salt Lake Industry Co Ltd 183
5,546 Raytron Technology Co Ltd 34
16,500 Risen Energy Co Ltd 58
12,000 Riyue Heavy Industry Co Ltd 31
4,600 * Rockchip Electronics Co Ltd 46
126,850 Rongsheng Petro Chemical Co Ltd 204
112,600 SAIC Motor Corp Ltd 220
31,700 Sailun Group Co Ltd 50
67,500 * Sanan Optoelectronics Co Ltd 161
2,500 Sangfor Technologies, Inc 39
272,000 Sany Heavy Equipment International 357
111,100 Sany Heavy Industry Co Ltd 255
28,600 SDIC Capital Co Ltd 28
32,300 Seazen Holdings Co Ltd 64
15,100 * Seres Group Co Ltd 77
23,400 SF Holding Co Ltd 145
5,070 SG Micro Corp 57
167,800 Shaanxi Coal Industry Co Ltd 421
83,700 Shan XI Hua Yang Group New Energy Co Ltd 91

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,670 Shandong Buchang Pharmaceuticals Co Ltd $ 22
51,620 Shandong Gold Mining Co Ltd - A 168
184,250 g Shandong Gold Mining Co Ltd - H 339
36,050 Shandong Hualu Hengsheng Chemical Co Ltd 152
17,600 Shandong Linglong Tyre Co Ltd 54
162,400 Shandong Nanshan Aluminum Co Ltd 68
36,500 Shandong Sun Paper Industry JSC Ltd 54
598,400 Shandong Weigao Group Medical Polymer Co Ltd 785
24,080 Shanghai Aiko Solar Energy Co Ltd 102
12,432 Shanghai Bairun Investment Holding Group Co Ltd 62
148,944 Shanghai Baosight Software Co Ltd 394
6,915 Shanghai Baosight Software Co Ltd 48
51,300 Shanghai Construction Group Co Ltd 19
230,200 Shanghai Electric Group Co Ltd 145
15,300 Shanghai Electric Power Co Ltd 23
8,500 * Shanghai Fosun Pharmaceutical Group Co Ltd - A 36
38,500 * Shanghai Fosun Pharmaceutical Group Co Ltd - H 103
1,482 Shanghai Friendess Electronic Technology Corp Ltd 39
66,000 Shanghai Fudan Microelectronics Group Co Ltd 163
6,744 Shanghai Fudan Microelectronics Group Co Ltd 47
17,800 * Shanghai International Airport Co Ltd 112
46,300 Shanghai International Port Group Co Ltd 34
11,200 Shanghai Jinjiang International Hotels Development Co Ltd 65
8,618 * Shanghai Junshi Biosciences Co Ltd 46
19,960 Shanghai Lingang Holdings Corp Ltd 33
297,869 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 185
9,700 Shanghai M&G Stationery, Inc 60
1,006 Shanghai Medicilon, Inc 12
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 50
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 138
139,700 Shanghai Pudong Development Bank Co Ltd 139
25,036 Shanghai Putailai New Energy Technology Co Ltd 132
271,200 Shanghai RAAS Blood Products Co Ltd 281
136,200 Shanghai Rural Commercial Bank Co Ltd 102
46,200 Shanghai Yuyuan Tourist Mart Group Co Ltd 44
36,000 Shanxi Coal International Energy Group Co Ltd 72
67,479 Shanxi Lu'an Environmental Energy Development Co Ltd 152
46,600 * Shanxi Meijin Energy Co Ltd 48
19,330 Shanxi Securities Co Ltd 15
54,800 Shanxi Taigang Stainless Steel Co Ltd 29
15,080 Shanxi Xinghuacun Fen Wine Factory Co Ltd 385
114,070 Shanxi Xishan Coal & Electricity Power Co Ltd 143
4,300 Shede Spirits Co Ltd 74
46,300 Shenergy Co Ltd 45
16,800 * Shenghe Resources Holding Co Ltd 30
23,300 Shengyi Technology Co Ltd 46
4,680 Shennan Circuits Co Ltd 49
116,200 Shenwan Hongyuan Group Co Ltd 74
10,980 Shenzhen Capchem Technology Co Ltd 79
2,560 Shenzhen Dynanonic Co Ltd 39
28,300 Shenzhen Energy Group Co Ltd 26
15,800 Shenzhen Inovance Technology Co Ltd 140
119,985 Shenzhen International Holdings Ltd 106
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
4,640 Shenzhen Kangtai Biological Products Co Ltd 16
2,900 Shenzhen Kedali Industry Co Ltd 53
7,400 Shenzhen Kstar Science And Technology Co Ltd 41
5,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd 236
8,800 Shenzhen New Industries Biomedical Engineering Co Ltd 71
117,600 Shenzhen Overseas Chinese Town Co Ltd 71
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 26
4,600 Shenzhen SC New Energy Technology Corp 71

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,300 Shenzhen SED Industry Co Ltd $ 74
15,882 Shenzhen Senior Technology Material Co Ltd 38
500 Shenzhen Sunlord Electronics Co Ltd 2
11,642 Shenzhen Transsion Holdings Co Ltd 236
6,900 Shenzhen YUTO Packaging Technology Co Ltd 23
174,900 Shenzhou International Group Holdings Ltd 1,680
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 30
144,500 † Shimao Property Holdings Ltd 20
24,300 Shuangliang Eco-Energy Systems Co Ltd 47
23,700 Sichuan Chuantou Energy Co Ltd 49
110,500 Sichuan Hebang Biotechnology Co Ltd 37
353,500 Sichuan Kelun Pharmaceutical Co Ltd 1,446
18,700 * Sichuan New Energy Power Co Ltd 37
107,100 Sichuan Road & Bridge Co Ltd 145
4,800 Sichuan Swellfun Co Ltd 39
7,600 Sichuan Yahua Industrial Group Co Ltd 19
11,000 Sieyuan Electric Co Ltd 71
612,600 Silergy Corp 7,631
56,800 Sinoma International Engineering Co 100
21,400 Sinoma Science & Technology Co Ltd 61
9,668 Sinomine Resource Group Co Ltd 68
232,100 Sinopec Shanghai Petrochemical Co Ltd (Class A) 100
510,800 Sinopharm Group Co 1,599
6,860 Skshu Paint Co Ltd 62
382,000 e,g Smoore International Holdings Ltd 390
31,400 Songcheng Performance Development Co Ltd 54
28,262 SooChow Securities Co Ltd 27
29,700 Southwest Securities Co Ltd 15
4,500 * Spring Airlines Co Ltd 36
1,900 StarPower Semiconductor Ltd 56
19,300 Sungrow Power Supply Co Ltd 311
54,900 Sunny Optical Technology Group Co Ltd 550
8,250 Sunresin New Materials Co Ltd 71
14,500 Sunwoda Electronic Co Ltd 33
26,300 * Suzhou Dongshan Precision Manufacturing Co Ltd 94
2,624 Suzhou Maxwell Technologies Co Ltd 61
6,760 Suzhou TA&A Ultra Clean Technology Co Ltd 33
98,500 *,e TAL Education Group (ADR) 587
21,400 Tangshan Jidong Cement Co Ltd 22
58,200 * TBEA Co Ltd 179
287,710 TCL Technology Group Corp 156
2,792,000 Tencent Holdings Ltd 118,384
55,700 * Tencent Music Entertainment (ADR) 411
5,100 Thunder Software Technology Co Ltd 68
7,100 Tianjin 712 Communication & Broadcasting Co Ltd 30
51,875 Tianjin Zhonghuan Semiconductor Co Ltd 237
19,200 Tianma Microelectronics Co Ltd 24
19,100 Tianqi Lithium Corp 185
40,400 Tianshan Aluminum Group Co Ltd 33
62,900 Tianshui Huatian Technology Co Ltd 80
10,400 * Tibet Summit Resources Co Ltd 26
462,000 Tingyi Cayman Islands Holding Corp 719
26,000 Titan Wind Energy Suzhou Co Ltd 55
13,027 Toly Bread Co Ltd 18
95,200 * Tongcheng-Elong Holdings Ltd 200
23,100 TongFu Microelectronics Co Ltd 72
18,100 Tongkun Group Co Ltd 33
163,800 Tongling Nonferrous Metals Group Co Ltd 65
57,100 Tongwei Co Ltd 270
1,500 * Topchoice Medical Corp 20
456,000 g Topsports International Holdings Ltd 397
88,000 Travelsky Technology Ltd 150

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,449 Trina Solar Co Ltd $ 161
117,050 * Trip.com Group Ltd 4,086
80,284 * Trip.com Group Ltd (ADR) 2,810
140,000 Tsingtao Brewery Co Ltd 1,278
9,800 Tsingtao Brewery Co Ltd (Class A) 140
10,399 Unigroup Guoxin Microelectronics Co Ltd 134
334,000 Uni-President China Holdings Ltd 282
44,400 Unisplendour Corp Ltd 195
17,200 Universal Scientific Industrial Shanghai Co Ltd 36
8,317 * Verisilicon Microelectronics Shanghai Co Ltd 83
172,646 * Vipshop Holdings Ltd (ADR) 2,849
5,800 Walvax Biotechnology Co Ltd 21
38,100 * Wanda Film Holding Co Ltd 66
42,800 Wanhua Chemical Group Co Ltd 518
1,051,000 Want Want China Holdings Ltd 699
255,684 Weibo Corp (ADR) 3,352
448,000 Weichai Power Co Ltd 659
33,600 Weichai Power Co Ltd (Class A) 58
9,680 Weihai Guangwei Composites Co Ltd 41
88,375 Wens Foodstuffs Group Co Ltd 224
26,400 Western Securities Co Ltd 23
7,014 Western Superconducting Technologies Co Ltd 54
15,090 Will Semiconductor Ltd 204
16,900 Wingtech Technology Co Ltd 114
726,000 Winteam Pharmaceutical Group Ltd 339
442,700 * Wintime Energy Group Co Ltd 87
103,100 Wuchan Zhongda Group Co Ltd 70
29,118 Wuhan Guide Infrared Co Ltd 31
38,200 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 184
49,735 Wuliangye Yibin Co Ltd 1,123
30,050 WUS Printed Circuit Kunshan Co Ltd 87
156,336 WuXi AppTec Co Ltd - A 1,344
28,185 g WuXi AppTec Co Ltd - H 226
1,703 * Wuxi Autowell Technology Co Ltd 44
962,000 *,g Wuxi Biologics Cayman, Inc 4,623
4,320 * Wuxi Shangji Automation Co Ltd 44
181,400 XCMG Construction Machinery Co Ltd 169
48,700 Xiamen C & D, Inc 73
2,400 Xiamen Faratronic Co Ltd 45
17,300 Xiamen Tungsten Co Ltd 45
1,178,000 *,g Xiaomi Corp 1,620
20,892 Xinjiang Daqo New Energy Co Ltd 117
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 79
53,900 Xinjiang Zhongtai Chemical Co Ltd 48
1,016,863 Xinyi Solar Holdings Ltd 1,181
218,600 *,e XPeng, Inc 1,452
307,000 e XTEP International Holdings 314
270,000 g Yadea Group Holdings Ltd 616
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 35
50,000 Yantai Jereh Oilfield Services Group Co Ltd 173
352,000 e Yanzhou Coal Mining Co Ltd 1,011
42,100 Yanzhou Coal Mining Co Ltd (Class A) 174
14,210 Yealink Network Technology Corp Ltd 69
12,574 Yifeng Pharmacy Chain Co Ltd 64
117,000 Yihai International Holding Ltd 252
13,800 Yihai Kerry Arawana Holdings Co Ltd 76
36,820 Yintai Gold Co Ltd 60
50,600 Yonghui Superstores Co Ltd 22
6,890 YongXing Special Materials Technology Co Ltd 60
17,959 Yonyou Network Technology Co Ltd 51
2,200 Youngy Co Ltd 20
16,800 YTO Express Group Co Ltd 34

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
25,700 * Yuan Longping High-tech Agriculture Co Ltd $ 54
459,360 Yuexiu Property Co Ltd 535
310,338 Yum China Holdings, Inc 17,534
17,180 Yunda Holding Co Ltd 23
48,400 Yunnan Aluminium Co Ltd 85
8,900 Yunnan Baiyao Group Co Ltd 64
3,200 Yunnan Botanee Bio-Technology Group Co Ltd 39
10,100 Yunnan Energy New Material Co Ltd 134
23,500 Yunnan Tin Co Ltd 50
28,800 Yunnan Yuntianhua Co Ltd 68
201,500 * Zai Lab Ltd 554
22,800 Zangge Mining Co Ltd 71
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 111
301,000 Zhaojin Mining Industry Co Ltd 380
20,000 Zhefu Holding Group Co Ltd 11
113,120 * Zhejiang Century Huatong Group Co Ltd 118
44,100 Zhejiang China Commodities City Group Co Ltd 52
27,500 Zhejiang Chint Electrics Co Ltd 105
57,600 Zhejiang Dahua Technology Co Ltd 157
6,060 * Zhejiang Dingli Machinery Co Ltd 47
126,000 e Zhejiang Expressway Co Ltd 96
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 24
18,203 Zhejiang Huayou Cobalt Co Ltd 115
17,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 173
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 19
39,200 * Zhejiang Juhua Co Ltd 74
58,400 * Zhejiang Longsheng Group Co Ltd 75
16,304 Zhejiang NHU Co Ltd 35
9,300 Zhejiang Sanhua Intelligent Controls Co Ltd 39
39,173 Zhejiang Satellite Petrochemical Co Ltd 81
9,414 Zhejiang Supcon Technology Co Ltd 82
7,900 Zhejiang Supor Co Ltd 54
18,590 Zhejiang Weiming Environment Protection Co Ltd 45
24,100 Zhejiang Weixing New Building Materials Co Ltd 68
2,400 * Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 11
237,500 * Zhejiang Zheneng Electric Power Co Ltd 166
18,500 Zheshang Securities Co Ltd 25
58,500 *,g ZhongAn Online P&C Insurance Co Ltd 160
12,800 Zhongji Innolight Co Ltd 260
97,600 Zhongjin Gold Corp Ltd 139
158,500 Zhongsheng Group Holdings Ltd 608
67,400 Zhongtai Securities Co Ltd 64
9,447 Zhuzhou CRRC Times Electric Co Ltd 55
127,100 Zhuzhou CSR Times Electric Co Ltd 475
29,900 * Zhuzhou Kibing Group Co Ltd 36
31,900 * Zibo Qixiang Tengda Chemical Co Ltd 28
1,200,000 Zijin Mining Group Co Ltd 1,777
287,400 Zijin Mining Group Co Ltd (Class A) 452
91,600 Zoomlion Heavy Industry Science and Technology Co Ltd - A 85
61,100 ZTE Corp 384
62,200 ZTE Corp (Class H) 250
32,946 ZTO Express Cayman, Inc (ADR) 826
TOTAL CHINA 622,306
COLOMBIA - 0.0%
20,180 BanColombia S.A. 150
37,411 BanColombia S.A. (Preference) 251
105,813 Interconexion Electrica S.A. 428
TOTAL COLOMBIA 829
CZECH REPUBLIC - 0.0%
36,008 CEZ AS 1,487

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,403 Komercni Banka AS $ 165
19,141 g Moneta Money Bank AS 70
TOTAL CZECH REPUBLIC 1,722
DENMARK - 0.6%
109,774 Carlsberg AS (Class B) 17,578
682,821 Novo Nordisk AS 110,303
10,000 Novo Nordisk AS (ADR) 1,618
74,371 Orsted AS 7,050
178,252 * Zealand Pharma AS 6,399
TOTAL DENMARK 142,948
EGYPT - 0.0%
203,182 Commercial International Bank 337
262,967 Eastern Tobacco 181
214,951 * Egyptian Financial Group-Hermes Holding 132
TOTAL EGYPT 650
FINLAND - 0.2%
783,456 Nordea Bank Abp 8,534
1,488,997 Nordea Bank Abp 16,219
391,497 Sampo Oyj (A Shares) 17,583
TOTAL FINLAND 42,336
FRANCE - 2.8%
334,338 Accor S.A. 12,441
137,978 Air Liquide 24,744
949,926 Airbus SE 137,342
677,999 BNP Paribas S.A. 42,786
252,251 Cap Gemini S.A. 47,762
436,441 Cie Generale des Etablissements Michelin S.C.A 12,911
539,242 Compagnie de Saint-Gobain 32,833
280,569 Danone 17,194
1,127,337 Engie S.A. 18,773
215,272 Essilor International S.A. 40,594
12,196 *,e Euroapi S.A. 140
8,166 e Gecina S.A. 871
10,988 e Icade 459
122,002 Kering 67,369
165,451 L'Oreal S.A. 77,179
88,067 LVMH Moet Hennessy Louis Vuitton S.A. 83,039
347,842 Orange S. A. 4,065
9,092 Pernod-Ricard S.A. 2,009
204,213 Teleperformance 34,258
268,923 Total S.A. 15,437
116,614 Veolia Environnement 3,692
1,610,146 Vivendi Universal S.A. 14,782
TOTAL FRANCE 690,680
GERMANY - 2.4%
47,872 Allianz AG. 11,151
612,692 Aroundtown S.A. 707
150,672 BASF SE 7,320
1,675,456 Bayer AG. 92,745
302,931 Beiersdorf AG. 40,115
684,725 * Borussia Dortmund GmbH & Co KGaA 3,262
307,259 Brenntag AG. 23,972
41,149 g Covestro AG. 2,141
145,107 Deutsche Annington Immobilien SE 2,834
105,213 Deutsche Boerse AG. 19,424
668,799 Deutsche Telekom AG. 14,592
327,108 Dr ING hc F Porsche AG. 40,636

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
963,210 E.ON AG. $ 12,304
583,808 HeidelbergCement AG. 48,012
382,531 * HelloFresh SE 9,461
37,979 Henkel KGaA 2,673
1,664,590 Infineon Technologies AG. 68,551
14,292 LEG Immobilien AG. 825
1,014 OSRAM Licht AG. 53
72,133 * Paion AG. 475
1,795,101 RWE AG. 78,224
678,839 Siemens AG. 113,163
49,315 g Siemens Healthineers AG. 2,795
TOTAL GERMANY 595,435
GREECE - 0.0%
739,416 * Alpha Bank AE 1,211
195,334 * Eurobank Ergasias S.A. 322
5,760 *,† FF Group 0 ^
38,231 Hellenic Telecommunications Organization S.A. 655
25,855 JUMBO S.A. 711
16,198 Motor Oil Hellas Corinth Refineries S.A. 410
22,624 Mytilineos Holdings S.A. 799
42,210 * National Bank of Greece S.A. 274
37,850 OPAP S.A. 660
730,000 * Piraeus Financial Holdings S.A. 2,397
42,658 * Public Power Corp 486
10,568 Terna Energy S.A. 233
TOTAL GREECE 8,158
HONG KONG - 0.3%
2,486,100 AIA Group Ltd 25,250
127,800 Bank of East Asia Ltd 177
217,000 *,e Cathay Pacific Airways Ltd 222
105,730 CK Infrastructure Holdings Ltd 561
327,500 CLP Holdings Ltd 2,551
815,000 Hang Lung Properties Ltd 1,261
167,900 Hang Seng Bank Ltd 2,394
304,000 Henderson Land Development Co Ltd 905
2,078,806 Hong Kong & China Gas Ltd 1,800
242,712 Hong Kong Electric Holdings Ltd 1,274
259,682 Hong Kong Exchanges and Clearing Ltd 9,839
510,400 Hongkong Land Holdings Ltd 1,996
219,500 Kingboard Laminates Holdings Ltd 207
368,339 Link REIT 2,051
596,652 * Melco Crown Entertainment Ltd (ADR) 7,285
355,000 New World Development Co Ltd 877
410,000 Nine Dragons Paper Holdings Ltd 253
31,000 Orient Overseas International Ltd 417
595,733 Prudential plc 8,414
814,250 Sino Biopharmaceutical 356
309,000 Sun Hung Kai Properties Ltd 3,904
88,000 Vinda International Holdings Ltd 219
252,000 Wharf Real Estate Investment Co Ltd 1,264
26,371 e Yuexiu Real Estate Investment Trust 6
TOTAL HONG KONG 73,483
HUNGARY - 0.0%
109,284 MOL Hungarian Oil & Gas plc 957
16,878 OTP Bank 600
34,470 Richter Gedeon Rt 851
TOTAL HUNGARY 2,408

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
INDIA - 0.9%
11,884 ABB Ltd India $ 642
36,883 Adani Enterprises Ltd 1,077
66,333 * Adani Green Energy Ltd 765
111,698 Adani Ports & Special Economic Zone Ltd 1,009
159,616 * Adani Power Ltd 488
128,602 * Ambuja Cements Ltd 670
23,431 Apollo Hospitals Enterprise Ltd 1,458
81,735 Asian Paints Ltd 3,356
13,076 * Associated Cement Co Ltd 290
36,282 g AU Small Finance Bank Ltd 334
21,109 Aurobindo Pharma Ltd 187
33,787 *,g Avenue Supermarts Ltd 1,606
732,226 Axis Bank Ltd 8,835
5,765 Bajaj Auto Ltd 493
58,749 Bajaj Finance Ltd 5,146
28,703 Bajaj Finserv Ltd 536
15,334 Bajaj Holdings and Investment Ltd 879
15,888 Balkrishna Industries Ltd 460
54,636 *,g Bandhan Bank Ltd 162
241,087 Bank of Baroda 561
48,440 Berger Paints India Ltd 401
819,367 Bharat Electronics Ltd 1,258
51,626 Bharat Forge Ltd 528
175,873 Bharat Petroleum Corp Ltd 783
478,081 Bharti Airtel Ltd 5,128
23,710 Britannia Industries Ltd 1,454
31,798 Cholamandalam Investment and Finance Co Ltd 444
40,011 Cipla Ltd 496
388,624 Coal India Ltd 1,096
25,489 Colgate-Palmolive India Ltd 525
56,947 Container Corp Of India Ltd 460
48,140 Crompton Greaves Ltd 223
130,348 Dabur India Ltd 912
9,086 Divi S Laboratories Ltd 398
140,502 DLF Ltd 842
35,250 Dr Reddy's Laboratories Ltd 2,220
29,041 Eicher Motors Ltd 1,270
530,722 GAIL India Ltd 681
87,274 * Godrej Consumer Products Ltd 1,152
26,691 * Godrej Properties Ltd 512
54,160 Grasim Industries Ltd 1,147
52,163 Havells India Ltd 817
73,258 HCL Technologies Ltd 1,065
203,651 g HDFC Life Insurance Co Ltd 1,618
23,493 Hero Honda Motors Ltd 835
257,016 Hindalco Industries Ltd 1,325
19,598 Hindustan Aeronautics Ltd 908
174,849 Hindustan Lever Ltd 5,717
134,883 Hindustan Petroleum Corp Ltd 451
374,721 Housing Development Finance Corp 12,928
1,159,261 ICICI Bank Ltd 13,272
49,058 g ICICI Lombard General Insurance Co Ltd 805
68,379 *,g ICICI Prudential Life Insurance Co Ltd 478
187,341 Indian Hotels Co Ltd 898
712,359 Indian Oil Corp Ltd 794
49,030 Indian Railway Catering & Tourism Corp Ltd 380
74,034 Indraprastha Gas Ltd 428
14,288 Info Edge India Ltd 783
254,132 Infosys Technologies Ltd 4,139
27,995 *,g InterGlobe Aviation Ltd 898
652,499 ITC Ltd 3,598

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
75,819 Jindal Steel & Power Ltd $ 539
128,228 JSW Steel Ltd 1,230
78,892 Jubilant Foodworks Ltd 483
239,111 Kotak Mahindra Bank Ltd 5,393
292,553 g Larsen & Toubro Infotech Ltd 18,609
148,392 Larsen & Toubro Ltd 4,487
16,213 Lupin Ltd 179
198,710 Mahindra & Mahindra Ltd 3,531
109,797 Marico Ltd 712
28,930 Maruti Suzuki India Ltd 3,460
165,624 * Max Healthcare Institute Ltd 1,212
500,598 Motherson Sumi Systems Ltd 525
15,463 Mphasis Ltd 359
406 MRF Ltd 502
8,347 Muthoot Finance Ltd 126
7,363 Nestle India Ltd 2,058
963,205 NTPC Ltd 2,225
1,254 Page Industries Ltd 577
202,160 Petronet LNG Ltd 550
16,697 PI Industries Ltd 799
32,351 Pidilite Industries Ltd 1,026
214,000 * Piramal Pharma Ltd 241
769,915 Power Grid Corp of India Ltd 2,400
646,447 Reliance Industries Ltd 20,150
22,113 SBI Cards & Payment Services Ltd 229
94,755 g SBI Life Insurance Co Ltd 1,512
185,897 Sesa Sterlite Ltd 633
1,894 Shree Cement Ltd 552
16,895 Shriram Transport Finance Co Ltd 358
20,049 Siemens India Ltd 922
85,461 g Sona Blw Precision Forgings Ltd 539
30,914 SRF Ltd 865
137,262 State Bank of India 961
278,574 Sun Pharmaceutical Industries Ltd 3,574
70,261 Tata Consultancy Services Ltd 2,839
7,130 Tata Elxsi Ltd 662
354,302 * Tata Motors Ltd 2,582
303,531 Tata Power Co Ltd 823
1,541,474 * Tata Steel Ltd 2,112
115,661 Tata Tea Ltd 1,216
41,192 Tech Mahindra Ltd 570
75,036 Titan Industries Ltd 2,794
22,397 Torrent Pharmaceuticals Ltd 521
37,766 Trent Ltd 814
22,286 Tube Investments of India Ltd 864
51,696 TVS Motor Co Ltd 838
24,761 Ultra Tech Cement Ltd 2,507
60,215 * United Spirits Ltd 671
104,480 UPL Ltd 877
101,072 Varun Beverages Ltd 991
102,938 Wipro Ltd 490
1,005,016 * Yes Bank Ltd 199
890,493 * Zomato Ltd 817
TOTAL INDIA 207,726
INDONESIA - 0.2%
3,658,200 Adaro Energy Tbk 544
4,411,500 Astra International Tbk PT 2,001
12,049,100 Bank Central Asia Tbk PT 7,390
77,801,093 Bank Rakyat Indonesia 28,404
174,512,500 * GoTo Gojek Tokopedia Tbk PT 1,288
508,100 Indofood CBP Sukses Makmur Tbk 384

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,506,100 Kalbe Farma Tbk PT $ 617
2,319,288 * Merdeka Copper Gold Tbk PT 475
1,506,700 PT Aneka Tambang Tbk 197
2,894,694 PT Bank Mandiri Persero Tbk 1,007
6,913,200 PT Bank Negara Indonesia 4,242
5,738,597 PT Barito Pacific Tbk 286
1,516,900 * PT Charoen Pokphand Indonesia Tbk 533
506,200 PT Indah Kiat Pulp and Paper Corp Tbk 288
937,800 PT Indofood Sukses Makmur Tbk 460
692,233 PT Semen Gresik Persero Tbk 282
3,661,800 PT Sumber Alfaria Trijaya Tbk 631
1,625,800 PT Unilever Indonesia Tbk 463
351,100 PT United Tractors Tbk 544
480,300 PT Vale Indonesia Tbk 203
3,966,600 Sarana Menara Nusantara Tbk PT 281
10,621,200 Telkom Indonesia Persero Tbk PT 2,841
TOTAL INDONESIA 53,361
IRELAND - 0.6%
3,625,738 AIB Group plc 15,259
1,945,851 Bank of Ireland Group plc 18,578
1,404,677 CRH plc 77,492
14,941 Kerry Group plc (Class A) 1,458
428,877 Keywords Studios plc 9,859
51,222 * Prothena Corp plc 3,498
493,757 Smurfit Kappa Group plc 16,479
TOTAL IRELAND 142,623
ISRAEL - 0.0%
249,295 Bank Hapoalim Ltd 2,056
318,977 Bank Leumi Le-Israel 2,390
255,553 Israel Discount Bank Ltd 1,277
30,781 Mizrahi Tefahot Bank Ltd 1,029
TOTAL ISRAEL 6,752
ITALY - 0.9%
421,320 e Amplifon S.p.A. 15,454
3,474,942 Davide Campari-Milano NV 48,160
9,004,841 Enel S.p.A. 60,714
129,794 Ferrari NV 42,436
635,341 Moncler S.p.A 43,958
1,854,781 Prada S.p.A 12,479
TOTAL ITALY 223,201
JAPAN - 5.8%
87,600 Acom Co Ltd 213
353 Activia Properties Inc 987
276,700 Advantest Corp 37,267
300 Aeon Mall Co Ltd 4
323,500 Aisin Seiki Co Ltd 9,990
10,008 * All Nippon Airways Co Ltd 238
26,000 e Aozora Bank Ltd 483
198,000 Asahi Intecc Co Ltd 3,898
214,079 Asahi Kasei Corp 1,450
357,300 Astellas Pharma, Inc 5,321
7,000 Bank of Kyoto Ltd 350
460,000 BayCurrent Consulting, Inc 17,297
67,337 Central Japan Railway Co 8,437
116,400 Chiba Bank Ltd 706
149,800 Chubu Electric Power Co, Inc 1,827
225,700 Concordia Financial Group Ltd 882
216,000 Daifuku Co Ltd 4,449

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
236,800 Dai-ichi Mutual Life Insurance Co $ 4,504
2,584,891 Daiichi Sankyo Co Ltd 82,133
95,531 Daikin Industries Ltd 19,575
7,600 Daito Trust Construction Co Ltd 770
348 Daiwa House REIT Investment Corp 667
317,200 * Daiwa Securities Group, Inc 1,635
140,686 East Japan Railway Co 7,802
122,600 Eisai Co Ltd 8,309
515,200 ENEOS Holdings, Inc 1,771
20,000 Fast Retailing Co Ltd 5,130
37,800 Fukuoka Financial Group, Inc 781
178,499 GMO Payment Gateway, Inc 14,001
258,500 * Hitachi Construction Machinery Co Ltd 7,268
1,579,464 * Hitachi Ltd 98,206
167,900 e Hulic Co Ltd 1,439
812 e Hulic Reit, Inc 908
36,137 Idemitsu Kosan Co Ltd 725
4,143,800 Infomart Corp 9,531
158,674 Inpex Holdings, Inc 1,743
8 Invincible Investment Corp 3
371,700 Japan Elevator Service Holdings Co Ltd 4,890
88,800 e Japan Post Bank Co Ltd 692
345,900 Japan Post Holdings Co Ltd 2,486
49,400 Japan Post Insurance Co Ltd 742
4 Japan Retail Fund Investment Corp 3
203,040 e Japan Tobacco, Inc 4,448
443,900 JGC Corp 5,772
33,173 JSR Corp 953
141,500 Kansai Electric Power Co, Inc 1,775
99,100 e Kao Corp 3,596
315,700 KDDI Corp 9,750
142 Kenedix Realty Investment Corp 342
203,700 Mebuki Financial Group Inc 483
175,800 Mitsubishi Corp 8,499
763,600 Mitsubishi Electric Corp 10,795
396,573 Mitsubishi Estate Co Ltd 4,711
8,366,000 Mitsubishi UFJ Financial Group, Inc 61,666
88,400 Mitsubishi UFJ Lease & Finance Co Ltd 525
1,041,700 Mitsui & Co Ltd 39,426
8,350 Mitsui Fudosan Co Ltd 166
1,306 Mitsui Fudosan Logistics Park, Inc 4,536
529,600 Mizuho Financial Group, Inc 8,095
1,250,450 MonotaRO Co Ltd 15,969
308 Mori Hills REIT Investment Corp 315
97,700 MS&AD Insurance Group Holdings Inc 3,460
269,500 Murata Manufacturing Co Ltd 15,480
1,120,900 Nikon Corp 14,553
3,330,700 Nintendo Co Ltd 151,841
134,200 Nippon Paint Co Ltd 1,111
6,162,500 Nippon Telegraph & Telephone Corp 7,292
690,400 * Nomura Holdings, Inc 2,632
836 Nomura Real Estate Master Fund, Inc 964
136,395 OJI Paper Co Ltd 510
129,611 Omron Corp 7,958
536,000 Oriental Land Co Ltd 20,896
288,300 ORIX Corp 5,258
565 Orix JREIT, Inc 696
111,900 Osaka Securities Exchange Co Ltd 1,958
198,700 Otsuka Holdings KK 7,289
167,200 Paltac Corp 5,559
441,500 Panasonic Corp 5,414
1,757,100 Recruit Holdings Co Ltd 56,078

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,491,600 * Renesas Electronics Corp $ 47,022
459,200 Resona Holdings, Inc 2,199
51,800 SBI Holdings, Inc 999
149,600 Sekisui House Ltd 3,022
100,500 Seven & I Holdings Co Ltd 4,342
129,500 Seven Bank Ltd 254
263,698 * SHIFT, Inc 48,338
249,800 Shin-Etsu Chemical Co Ltd 8,348
34,100 *,e Shinsei Bank Ltd 666
21,500 Shiseido Co Ltd 975
91,500 Shizuoka Financial Group, Inc 661
322,500 SMS Co Ltd 6,486
73,700 Sompo Holdings, Inc 3,307
1,972,565 Sony Corp 178,064
3,568 Star Asia Investment Corp 1,469
88,501 e Sumitomo Heavy Industries Ltd 2,120
1,698,501 Sumitomo Mitsui Financial Group, Inc 72,797
74,200 Sumitomo Mitsui Trust Holdings, Inc 2,632
20 Sumitomo Realty & Development Co Ltd 1
118,000 T&D Holdings, Inc 1,731
20,082 Taiyo Nippon Sanso Corp 436
426,400 Takeda Pharmaceutical Co Ltd 13,399
644,897 TechnoPro Holdings, Inc 14,029
415,600 Tokio Marine Holdings, Inc 9,581
9,400 Tokyo Century Corp 339
297,600 * Tokyo Electric Power Co, Inc 1,092
126,900 Tokyo Electron Ltd 18,277
157,100 Tokyo Gas Co Ltd 3,428
272,600 Tokyo Tatemono Co Ltd 3,510
245,001 Toray Industries, Inc 1,366
6,982,710 * Toyota Motor Corp 112,227
518 United Urban Investment Corp 523
TOTAL JAPAN 1,423,924
KOREA, REPUBLIC OF - 1.5%
5,871 Amorepacific Corp 437
1,677 BGF retail Co Ltd 223
8,209 Celltrion Healthcare Co Ltd 411
1,253 * Celltrion Pharm Inc 73
23,129 Celltrion, Inc 2,700
1,585 CJ CheilJedang Corp 325
3,427 CJ Corp 178
5,052 * CosmoAM&T Co Ltd 722
9,570 Coway Co Ltd 320
13,314 Daewoo International Corp 405
10,263 Dongbu Insurance Co Ltd 583
10,697 Doosan Bobcat, Inc 478
96,380 * Doosan Heavy Industries and Construction Co Ltd 1,332
10,479 e Ecopro BM Co Ltd 1,993
3,731 E-Mart Co Ltd 218
3,465 F&F Co Ltd 316
9,773 GS Holdings Corp 272
22,736 Hana Financial Group, Inc 679
14,935 Hankook Tire Co Ltd 392
534 Hanmi Pharm Co Ltd 126
29,967 Hanon Systems 209
22,152 * Hanwha Chemical Corp 714
23,185 * HLB, Inc 576
4,557 Honam Petrochemical Corp 536
6,853 Hotel Shilla Co Ltd 384
3,975 * HYBE Co Ltd 857
182,160 Hynix Semiconductor, Inc 16,005

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,554 Hyundai Engineering & Construction Co Ltd $ 510
3,709 Hyundai Glovis Co Ltd 558
9,505 * Hyundai Heavy Industries 845
4,699 * Hyundai Heavy Industries Co Ltd 472
17,545 Hyundai Merchant Marine Co Ltd 252
1,844 * Hyundai Mipo Dockyard 118
12,972 Hyundai Mobis 2,297
29,296 Hyundai Motor Co 4,608
8,337 Hyundai Motor Co Ltd (2nd Preference) 696
5,488 Hyundai Motor Co Ltd (Preference) 454
3,805 Hyundai Robotics Co Ltd 174
17,046 Hyundai Steel Co 439
4,417 Iljin Materials Co Ltd 163
19,499 Industrial Bank of Korea 153
23,705 Kakao Corp 890
6,401 * Kakao Games Corp 161
12,558 KakaoBank Corp 228
5,138 * Kakaopay Corp 185
14,644 Kangwon Land, Inc 194
165,755 KB Financial Group, Inc 6,016
56,024 Kia Motors Corp 3,774
16,221 Korea Aerospace Industries Ltd 659
20,528 Korea Electric Power Corp 321
2,984 Korea Investment Holdings Co Ltd 118
3,509 Korea Kumho Petrochemical 355
1,655 Korea Zinc Co Ltd 615
39,260 Korean Air Lines Co Ltd 728
6,087 *,g Krafton, Inc 907
14,362 KT Corp 325
22,441 KT&G Corp 1,410
5,295 L&F Co Ltd 986
104,958 LG Chem Ltd 53,430
1,719 LG Chem Ltd (Preference) 462
20,485 LG Corp 1,374
18,688 LG Display Co Ltd 225
8,187 LG Electronics, Inc 792
7,409 * LG Energy Solution 3,124
1,929 LG Household & Health Care Ltd 674
1,064 LG Innotek Co Ltd 252
16,545 LG Telecom Ltd 135
22,157 Meritz finance Holdings Co Ltd 703
17,668 Mirae Asset Daewoo Co Ltd 97
10,032 Naver Corp 1,404
1,093 NCsoft 246
1,443 g Netmarble Corp 54
5,213 Orion Corp/Republic of Korea 475
21,188 Pan Ocean Co Ltd 84
2,148 * Pearl Abyss Corp 86
15,479 POSCO 4,581
6,667 POSCO Refractories & Environment Co Ltd 1,799
5,188 *,g Samsung Biologics Co Ltd 2,937
17,206 Samsung C&T Corp 1,385
4,211 Samsung Electro-Mechanics Co Ltd 465
3,578,572 Samsung Electronics Co Ltd 197,048
63,017 Samsung Electronics Co Ltd (Preference) 2,860
35,362 * Samsung Engineering Co Ltd 763
6,700 Samsung Fire & Marine Insurance Co Ltd 1,169
136,900 * Samsung Heavy Industries Co Ltd 697
16,822 Samsung Life Insurance Co Ltd 860
24,971 Samsung SDI Co Ltd 12,751
2,806 Samsung SDS Co Ltd 263
4,443 Samsung Securities Co Ltd 122

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,897 Samsung Techwin Co Ltd $ 281
98,696 Shinhan Financial Group Co Ltd 2,552
4,172 * SK Biopharmaceuticals Co Ltd 257
1,817 * SK Bioscience Co Ltd 110
9,073 SK Holdings Co Ltd 1,029
5,158 *,g SK IE Technology Co Ltd 382
11,963 * SK Innovation Co Ltd 1,450
20,572 * SK Square Co Ltd 695
3,779 SKC Co Ltd 282
10,853 S-Oil Corp 551
41,798 Woori Financial Group, Inc 375
11,333 Woori Investment & Securities Co Ltd 82
3,960 Yuhan Corp 182
TOTAL KOREA, REPUBLIC OF 360,620
KUWAIT - 0.0%
346,992 Agility Public Warehousing Co KSC 709
99,552 Boubyan Bank KSCP 208
145,866 Gulf Bank KSCP 126
629,240 Kuwait Finance House 1,534
142,576 Mabanee Co KPSC 393
472,793 Mobile Telecommunications Co KSC 800
584,606 National Bank of Kuwait SAKP 1,783
TOTAL KUWAIT 5,553
LUXEMBOURG - 0.0%
11,120 Reinet Investments S.C.A 246
TOTAL LUXEMBOURG 246
MACAU - 0.0%
280,000 * Galaxy Entertainment Group Ltd 1,784
TOTAL MACAU 1,784
MALAYSIA - 0.1%
115,500 AMMB Holdings BHD 90
197,043 Axiata Group Bhd 112
486,279 Bumiputra-Commerce Holdings BHD 528
911,900 Dialog Group BHD 403
290,600 Digi.Com BHD 256
434,900 Gamuda BHD 410
420,400 Genting BHD 366
545,100 Genting Malaysia BHD 288
42,600 Hong Leong Bank BHD 173
6,300 Hong Leong Credit BHD 24
153,900 IHH Healthcare BHD 194
489,500 Inari Amertron BHD 289
472,800 IOI Corp BHD 378
102,030 Kuala Lumpur Kepong BHD 481
426,229 Malayan Banking BHD 789
148,460 Malaysia Airports Holdings BHD 219
196,800 Maxis BHD 173
384,000 MISC BHD 590
468,150 g MR DIY Group M Bhd 160
12,500 Nestle Malaysia BHD 351
587,200 Petronas Chemicals Group BHD 756
82,000 Petronas Dagangan BHD 390
226,600 Petronas Gas BHD 811
117,780 PPB Group BHD 397
745,200 Press Metal BHD 752
1,086,100 Public Bank BHD 897
184,450 QL Resources BHD 212
116,039 RHB Capital BHD 135

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
513,600 Sime Darby BHD $ 226
414,100 Sime Darby Plantation BHD 369
87,641 Telekom Malaysia BHD 92
583,600 Tenaga Nasional BHD 1,132
368,400 Top Glove Corp BHD 64
TOTAL MALAYSIA 12,507
MEXICO - 0.4%
585,400 Alfa S.A. de C.V. (Class A) 364
6,711,900 America Movil SAB de C.V. 7,293
165,000 g Banco del Bajio S.A. 502
3,224,394 * Cemex S.A. de C.V. 2,279
119,345 Coca-Cola Femsa SAB de C.V. 998
115,900 Embotelladoras Arca SAB de C.V. 1,191
618,600 Fibra Uno Administracion S.A. de C.V. 904
415,100 e Fomento Economico Mexicano S.A. de C.V. 4,596
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 41,274
38,580 e Gruma SAB de C.V. 619
80,800 e Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,450
40,070 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,117
282,600 e Grupo Bimbo S.A. de C.V. (Series A) 1,513
131,500 e Grupo Carso S.A. de C.V. (Series A1) 955
1,009,300 Grupo Financiero Banorte S.A. de C.V. 8,327
160,927 *,e Grupo Financiero Inbursa S.A. 382
655,000 Grupo Mexico S.A. de C.V. (Series B) 3,154
464,000 e Grupo Televisa S.A. 477
41,795 *,e Industrias Penoles S.A. de C.V. 587
330,400 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 735
228,500 Operadora de Sites Mexicanos S.A. de C.V. 218
193,600 Orbia Advance Corp SAB de C.V. 417
38,565 Promotora y Operadora de Infraestructura SAB de C.V. 386
19,380 Southern Copper Corp 1,390
1,115,100 e Wal-Mart de Mexico SAB de C.V. 4,412
TOTAL MEXICO 85,540
NETHERLANDS - 2.4%
55,179 *,g Adyen NV 95,552
5,138 * Argenx SE 1,993
18,995 * Argenx SE 7,408
197,166 ASML Holding NV 143,010
122,379 g Euronext NV 8,324
252,451 Heineken NV 25,961
8,647,562 ING Groep NV 116,583
250,360 Koninklijke Ahold Delhaize NV 8,535
613,597 Koninklijke KPN NV 2,190
5,631,186 Shell plc 167,988
721,644 Universal Music Group NV 16,031
TOTAL NETHERLANDS 593,575
NORWAY - 0.5%
676,678 Aker BP ASA 15,876
3,357,849 Equinor ASA 97,776
193,752 Gjensidige Forsikring BA 3,104
1,603,646 Norsk Hydro ASA 9,560
TOTAL NORWAY 126,316
PERU - 0.0%
43,400 Cia de Minas Buenaventura S.A. (ADR) (Series B) 319
15,500 Credicorp Ltd 2,288
TOTAL PERU 2,607

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
PHILIPPINES - 0.1%
373,940 Aboitiz Equity Ventures, Inc $ 369
651,550 * AC Energy Corp 64
22,540 Ayala Corp 256
1,433,270 Ayala Land, Inc 634
151,514 Bank of the Philippine Islands 299
606,070 BDO Unibank, Inc 1,518
217,930 International Container Term Services, Inc 805
532,355 JG Summit Holdings (Series B) 430
87,700 Jollibee Foods Corp 381
66,700 Manila Electric Co 405
133,823 Metropolitan Bank & Trust 135
5,805 PLDT, Inc 138
5,826,950 Robinsons Retail Holdings, Inc 5,774
18,630 SM Investments Corp 313
2,182,700 SM Prime Holdings 1,303
197,870 Universal Robina 494
TOTAL PHILIPPINES 13,318
POLAND - 0.0%
100,649 *,g Allegro.eu S.A. 793
46,913 Bank Pekao S.A. 1,280
2,599 * Bank Zachodni WBK S.A. 249
979 * BRE Bank S.A. 98
4,895 CD Projekt Red S.A. 186
36,861 Cyfrowy Polsat S.A. 150
10,301 *,g Dino Polska S.A. 1,203
27,097 KGHM Polska Miedz S.A. 750
232 * LPP S.A. 800
184,157 * PGE Polska Grupa Energetyczna S.A. 329
136,096 Polski Koncern Naftowy Orlen S.A. 2,157
212,985 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,896
129,113 Powszechny Zaklad Ubezpieczen S.A. 1,252
TOTAL POLAND 11,143
PORTUGAL - 0.1%
899,973 Jeronimo Martins SGPS S.A. 24,793
TOTAL PORTUGAL 24,793
QATAR - 0.0%
471,443 Barwa Real Estate Co 339
244,320 Commercial Bank of Qatar QSC 392
426,751 Dukhan Bank 463
314,029 Industries Qatar QSC 977
415,056 Masraf Al Rayan 294
852,725 Mesaieed Petrochemical Holding Co 450
200,736 Ooredoo QSC 603
102,836 Qatar Electricity & Water Co 491
147,692 Qatar Fuel QSC 694
601,192 Qatar Gas Transport Co Ltd 673
72,345 Qatar International Islamic Bank QSC 200
123,551 Qatar Islamic Bank SAQ 605
960,678 Qatar National Bank 4,086
TOTAL QATAR 10,267
ROMANIA - 0.0%
114,108 NEPI Rockcastle NV 670
TOTAL ROMANIA 670
RUSSIA - 0.0%
12,672 *,†,e Ozon Holdings plc (ADR) 0 ^

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
211,169 *,† VTB Bank PJSC (GDR) Tradegate $ 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
17,189 ACWA Power Co 768
26,537 Advanced Petrochemical Co 315
497,790 Al Rajhi Bank 9,743
584,091 Alinma Bank 5,250
53,204 Almarai Co JSC 862
51,486 Arab National Bank 363
5,254 Arabian Internet & Communications Services Co 453
36,370 Bank AlBilad 377
29,288 Bank Al-Jazira 143
44,337 Banque Saudi Fransi 495
16,303 Bupa Arabia for Cooperative Insurance Co 807
7,502 Dallah Healthcare Co 337
46,635 * Dar Al Arkan Real Estate Development Co 193
47,280 Dr Sulaiman Al Habib Medical Services Group Co 3,617
5,216 Elm Co 812
32,548 * Emaar Economic City 82
82,973 Etihad Etisalat Co 1,064
127,514 Jarir Marketing Co 564
102,726 * Mobile Telecommunications Co Saudi Arabia 388
43,416 Mouwasat Medical Services Co 2,815
8,661 Nahdi Medical Co 394
505,492 National Commercial Bank 4,985
70,560 * National Industrialization Co 282
93,691 * Rabigh Refining & Petrochemical Co 290
287,947 Riyad Bank 2,600
50,001 SABIC Agri-Nutrients Co 1,737
75,966 Sahara International Petrochemical Co 759
271,667 * Saudi Arabian Mining Co 3,069
591,030 g Saudi Arabian Oil Co 5,120
11,393 Saudi Aramco Base Oil Co 419
191,167 Saudi Basic Industries Corp 4,525
76,750 Saudi British Bank 781
177,804 Saudi Electricity Co 1,076
79,605 Saudi Industrial Investment Group 568
96,590 Saudi Investment Bank 441
153,575 * Saudi Kayan Petrochemical Co 568
7,066 * Saudi Research & Marketing Group 357
9,697 Saudi Tadawul Group Holding Co 488
432,103 Saudi Telecom Co 5,038
56,983 Savola Group 634
58,080 Yanbu National Petrochemical Co 738
TOTAL SAUDI ARABIA 64,317
SINGAPORE - 0.1%
607,800 Ascendas REIT 1,227
28,001 Ascott Trust 22
491,142 e Capitaland Investment Ltd 1,207
72,904 CapitaMall Trust 103
394,000 e DBS Group Holdings Ltd 9,201
725,861 Oversea-Chinese Banking Corp 6,603
176,500 Singapore Exchange Ltd 1,257
1,541,800 Singapore Telecommunications Ltd 2,856
258,216 United Overseas Bank Ltd 5,358
TOTAL SINGAPORE 27,834
SOUTH AFRICA - 0.2%
64,888 Absa Group Ltd 579
22,590 African Rainbow Minerals Ltd 238

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,724 e Anglo American Platinum Ltd $ 620
79,255 Aspen Pharmacare Holdings Ltd 773
73,532 Bid Corp Ltd 1,615
62,340 Bidvest Group Ltd 867
50,433 Capitec Bank Holdings Ltd 4,201
47,893 Clicks Group Ltd 665
109,600 * Discovery Holdings Ltd 849
63,598 Exxaro Resources Ltd 555
697,737 FirstRand Ltd 2,542
61,761 Foschini Ltd 309
188,878 Gold Fields Ltd 2,626
690,375 Growthpoint Properties Ltd 428
116,384 Harmony Gold Mining Co Ltd 490
179,385 e Impala Platinum Holdings Ltd 1,195
13,990 Kumba Iron Ore Ltd 329
49,010 e Mr Price Group Ltd 374
357,041 MTN Group Ltd 2,623
61,642 MultiChoice Group Ltd 313
41,550 Naspers Ltd (N Shares) 7,507
116,087 Nedbank Group Ltd 1,410
71,656 * Northam Platinum Holdings Ltd 478
1,091,827 Old Mutual Ltd 703
173,339 OUTsurance Group Ltd 313
365,536 g Pepkor Holdings Ltd 320
103,079 Remgro Ltd 805
380,057 Sanlam Ltd 1,178
121,600 Sasol Ltd 1,507
105,572 Shoprite Holdings Ltd 1,266
584,143 Sibanye Stillwater Ltd 901
681,279 Standard Bank Group Ltd 6,432
128,612 e Vodacom Group Pty Ltd 802
203,665 Woolworths Holdings Ltd 772
TOTAL SOUTH AFRICA 46,585
SPAIN - 0.5%
287,054 * Amadeus IT Holding S.A. 21,859
8,768,349 Banco Bilbao Vizcaya Argentaria S.A. 67,365
3,721,171 CaixaBank S.A. 15,414
775,243 Iberdrola S.A. 10,124
273,969 Industria De Diseno Textil S.A. 10,627
108,528 *,†,e Let's GOWEX S.A. 1
16,859 Merlin Properties Socimi S.A. 145
1,033,594 Telefonica S.A. 4,196
TOTAL SPAIN 129,731
SWEDEN - 0.4%
1,094,721 Assa Abloy AB 26,314
126,224 g Evolution Gaming Group AB 15,996
392,102 * Fastighets AB Balder 1,436
1,954,210 Hexagon AB 24,037
1,239,512 Sandvik AB 24,200
26,421 *,e SAS AB 1
1,379,869 Skandinaviska Enskilda Banken AB (Class A) 15,262
TOTAL SWEDEN 107,246
SWITZERLAND - 1.2%
107,040 Alcon, Inc 8,880
103,408 Cie Financiere Richemont S.A. 17,565
45,858 * Danube AG. 4,935
4,635 Givaudan S.A. 15,374
181,781 Lonza Group AG. 108,653
410,508 Novartis AG. 41,387

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
726,578 * On Holding AG. $ 23,977
10,209 PSP Swiss Property AG. 1,141
9,177 Sonova Holdings AG 2,449
52,795 Straumann Holding AG. 8,585
10,209 Swiss Prime Site AG. 887
816,244 UBS Group AG 16,544
71,414 Zurich Insurance Group AG 33,971
TOTAL SWITZERLAND 284,348
TAIWAN - 1.9%
107,571 Accton Technology Corp 1,210
236,000 Acer, Inc 238
33,391 Advantech Co Ltd 440
237,000 ASE Technology Holding Co Ltd 843
179,000 Asia Cement Corp 256
55,000 Asustek Computer, Inc 557
515,800 AU Optronics Corp 310
51,189 Catcher Technology Co Ltd 289
2,039,585 Cathay Financial Holding Co Ltd 2,831
315,975 * Chailease Holding Co Ltd 2,077
399,026 Chang Hwa Commercial Bank 239
409,000 Cheng Shin Rubber Industry Co Ltd 528
662,000 China Airlines 559
1,211,844 China Development Financial Holding Corp 483
2,496,000 China Steel Corp 2,360
7,912,000 Chinatrust Financial Holding Co 6,327
787,000 Chunghwa Telecom Co Ltd 2,948
336,000 Compal Electronics, Inc 316
929,727 Dadi Early-Childhood Education Group Ltd 2,988
1,239,000 Delta Electronics, Inc 13,731
2,960,773 E.Sun Financial Holding Co Ltd 2,481
677,000 Eclat Textile Co Ltd 10,886
14,000 eMemory Technology, Inc 1,002
526,000 Eva Airways Corp 675
76,292 Evergreen Marine Corp Taiwan Ltd 230
655,000 Far Eastern Textile Co Ltd 704
346,000 Far EasTone Telecommunications Co Ltd 874
85,040 Feng TAY Enterprise Co Ltd 538
816,228 First Financial Holding Co Ltd 726
740,000 Formosa Chemicals & Fibre Corp 1,596
264,391 Formosa Petrochemical Corp 717
821,000 Formosa Plastics Corp 2,262
1,620,979 Fubon Financial Holding Co Ltd 3,173
2,463,778 Fuhwa Financial Holdings Co Ltd 1,832
60,797 Giant Manufacturing Co Ltd 451
19,000 Global Unichip Corp 983
16,000 Globalwafers Co Ltd 257
955,000 Hon Hai Precision Industry Co, Ltd 3,472
1,934,278 * Hota Industrial Manufacturing Co Ltd 4,481
64,000 Hotai Motor Co Ltd 1,675
664,069 Hua Nan Financial Holdings Co Ltd 474
711,145 InnoLux Display Corp 350
215,000 Inventec Co Ltd 299
7,604 Largan Precision Co Ltd 522
158,000 Lite-On Technology Corp 526
651,242 MediaTek, Inc 14,416
2,591,000 Mega Financial Holding Co Ltd 3,180
52,000 Micro-Star International Co Ltd 296
16,400 momo.com, Inc 363
1,022,000 Nan Ya Plastics Corp 2,384
17,000 Nan Ya Printed Circuit Board Corp 145
100,000 Nanya Technology Corp 228

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,000 Nien Made Enterprise Co Ltd $ 386
45,000 Novatek Microelectronics Corp Ltd 618
150,000 * Pegatron Technology Corp 361
18,000 * PharmaEssentia Corp 196
453,000 Pou Chen Corp 459
582,000 Powerchip Semiconductor Manufacturing Corp 581
128,522 President Chain Store Corp 1,167
1,428,000 Prime View International Co Ltd 10,388
212,000 Quanta Computer, Inc 1,035
35,000 Realtek Semiconductor Corp 436
356,310 Ruentex Development Co Ltd 413
291,791 Shanghai Commercial & Savings Bank Ltd 426
2,698,684 Shin Kong Financial Holding Co Ltd 773
2,582,153 SinoPac Financial Holdings Co Ltd 1,441
89,000 Synnex Technology International Corp 166
830,908 Taishin Financial Holdings Co Ltd 506
457,000 Taiwan Business Bank 209
472,579 Taiwan Cement Corp 578
751,545 Taiwan Cooperative Financial Holding 678
426,000 Taiwan High Speed Rail Corp 440
384,000 Taiwan Mobile Co Ltd 1,180
16,955,100 Taiwan Semiconductor Manufacturing Co Ltd 313,217
146,862 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 14,821
104,000 Unimicron Technology Corp 591
1,057,450 Uni-President Enterprises Corp 2,593
868,000 United Microelectronics Corp 1,364
70,000 Vanguard International Semiconductor Corp 199
14,000 Voltronic Power Technology Corp 885
552,650 Walsin Lihwa Corp 730
50,810 Wan Hai Lines Ltd 97
25,000 Win Semiconductors Corp 132
221,000 * Winbond Electronics Corp 195
208,000 Wistron Corp 607
19,000 Wiwynn Corp 868
119,640 WPG Holdings Co Ltd 211
23,739 Yageo Corp 376
126,000 * Yang Ming Marine Transport 256
49,000 Zhen Ding Technology Holding Ltd 166
TOTAL TAIWAN 461,473
THAILAND - 0.1%
98,300 Advanced Info Service PCL 594
160,600 Advanced Info Service PCL 970
941,600 Airports of Thailand PCL 1,905
1,282,500 Asset World Corp PCL 179
195,500 B Grimm Power PCL 192
914,400 Bangkok Dusit Medical Services PCL 711
1,489,100 Bangkok Expressway & Metro PCL 360
1,891,000 Banpu PCL (Foreign) 473
222,700 Berli Jucker PCL 219
1,349,990 BTS Group Holdings PCL 284
48,000 Bumrungrad Hospital PCL 306
51,800 Carabao Group PCL 96
455,800 Central Pattana PCL 844
388,475 Central Retail Corp PCL 428
749,200 Charoen Pokphand Foods PCL 417
1,267,600 CP ALL plc 2,238
460,000 CP Axtra PCL 458
240,000 Delta Electronics Thailand PCL 623
43,900 Electricity Generating PCL 162
337,097 Energy Absolute PCL 543
135,000 Global Power Synergy Co Ltd 207

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
619,530 Gulf Energy Development PCL $ 818
1,172,700 Home Product Center PCL 464
322,300 Indorama Ventures PCL 312
225,200 Intouch Holdings PCL (Class F) 471
42,000 Kasikornbank PCL (Foreign) 154
831,300 Krung Thai Bank PCL 456
170,800 Krungthai Card PCL 239
1,788,800 Land and Houses PCL Co Reg 427
662,600 Minor International PCL 642
120,000 Muangthai Capital PCL 133
272,700 Osotspa PCL 229
347,700 PTT Exploration & Production PCL 1,473
494,700 PTT Global Chemical PCL 521
611,700 PTT Oil & Retail Business PCL 366
2,421,100 PTT PCL 2,295
90,850 Ratch Group PCL 92
167,600 SCB X PCL 505
223,600 SCG Packaging PCL 235
166,400 Siam Cement PCL 1,513
126,100 Srisawad Corp PCL 169
379,902 Thai Oil PCL 475
895,726 True Corp PCL 166
TOTAL THAILAND 24,364
TURKEY - 0.0%
1,227,401 Akbank TAS 954
142,480 Aselsan Elektronik Sanayi Ve Ticaret AS 299
99,594 BIM Birlesik Magazalar AS 653
271,445 * Eregli Demir ve Celik Fabrikalari TAS 385
14,876 Ford Otomotiv Sanayi AS 435
81,798 Haci Omer Sabanci Holding AS 145
243,208 * Hektas Ticaret TAS 281
161,811 KOC Holding AS 648
193,593 Koza Altin Isletmeleri AS 186
8,169 * Pegasus Hava Tasimaciligi AS. 194
222,194 * Sasa Polyester Sanayi AS 486
28,993 Tofas Turk Otomobil Fabrik 282
114,437 * Turk Hava Yollari 852
268,740 Turkcell Iletisim Hizmet AS 375
1,466,498 Turkiye Is Bankasi (Series C) 790
230,031 Turkiye Petrol Rafinerileri AS 707
287,049 Turkiye Sise ve Cam Fabrikalari AS 491
225,243 Yapi ve Kredi Bankasi 113
TOTAL TURKEY 8,276
UNITED ARAB EMIRATES - 0.1%
221,504 Abu Dhabi Commercial Bank PJSC 489
117,357 Abu Dhabi Islamic Bank PJSC 340
706,063 Abu Dhabi National Oil Co for Distribution PJSC 750
842,608 Aldar Properties PJSC 1,178
537,570 Americana Restaurants International plc 619
218,144 Dubai Islamic Bank PJSC 326
1,445,978 Emaar Properties PJSC 2,542
144,741 Emirates NBD Bank PJSC 589
733,465 Emirates Telecommunications Group Co PJSC 4,501
816,293 * Multiply Group 707
866,299 National Bank of Abu Dhabi PJSC 3,229
5,358 *,† NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 15,270
UNITED KINGDOM - 2.7%
579,471 Allfunds Group PLC 3,539

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,229,646 Ashtead Group plc $ 85,252
136,032 Associated British Foods plc 3,445
1,232,830 AstraZeneca plc 176,731
1,994,150 Beazley plc 14,951
132,749 Big Yellow Group plc 1,812
7,773,967 BP plc 45,263
637,425 British American Tobacco plc 21,179
306,346 British Land Co plc 1,181
94,935 * Coca-Cola European Partners plc (Class A) 6,117
807,472 Compass Group plc 22,612
2,971,182 *,e Darktrace plc 11,626
308,987 Dechra Pharmaceuticals plc 14,469
40,844 Derwent London plc 1,063
706,437 Diageo plc 30,370
1,927,917 Electrocomponents plc 18,654
848,859 Fevertree Drinks plc 13,141
204,229 Great Portland Estates plc 1,076
301,956 Informa plc 2,788
224,652 Land Securities Group plc 1,643
106,903 * Liberty Global plc (Class A) 1,802
873 * Liberty Global plc (Class C) 16
14,759,728 Lloyds TSB Group plc 8,182
222,204 London Stock Exchange Group plc 23,650
6,167,621 Man Group plc 17,128
1,200,270 National Grid plc 15,914
1,980,655 NatWest Group plc 6,054
32,110 Next plc 2,816
32,783 *,g Pepco Group NV 297
141,059 Reckitt Benckiser Group plc 10,601
242,310 RELX plc 8,084
756,501 RELX plc 25,236
163,382 Safestore Holdings plc 1,768
198,898 Scottish & Southern Energy plc 4,664
263,090 Segro plc 2,399
1,894,292 Standard Chartered plc 16,481
5,371,958 Tritax Big Box REIT plc 8,550
408,499 Unilever plc 21,272
5,146,672 Vodafone Group plc 4,852
253,136 WPP plc 2,653
TOTAL UNITED KINGDOM 659,331
UNITED STATES - 63.3%
20,789 3M Co 2,081
304 A.O. Smith Corp 22
1,055,231 Abbott Laboratories 115,041
616,911 AbbVie, Inc 83,116
15,085 Accenture plc 4,655
1,812 Activision Blizzard, Inc 153
259,354 * Adobe, Inc 126,822
145 Advance Auto Parts, Inc 10
3,913 * Advanced Micro Devices, Inc 446
321 Aecom Technology Corp 27
1,626 AES Corp 34
32,164 Aflac, Inc 2,245
114,487 Agilent Technologies, Inc 13,767
11,908 Agree Realty Corp 779
4,160 Air Products & Chemicals, Inc 1,246
1,005 * Airbnb, Inc 129
380 * Akamai Technologies, Inc 34
26,831 Albemarle Corp 5,986
698 Albertsons Cos, Inc 15
540,140 Alcoa Corp 18,327

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
63,784 Alexandria Real Estate Equities, Inc $ 7,239
37,245 * Align Technology, Inc 13,171
214 Allegion plc 26
460,132 Alliant Energy Corp 24,148
640 Allstate Corp 70
658 Ally Financial, Inc 18
59,710 * Alnylam Pharmaceuticals, Inc 11,341
1,929,023 * Alphabet, Inc (Class A) 230,904
1,980,637 * Alphabet, Inc (Class C) 239,598
1,269,714 * Altimmune, Inc 4,482
320,856 Altria Group, Inc 14,535
4,580,969 * Amazon.com, Inc 597,175
3,613 Amcor plc 36
277 AMERCO 14
275,415 Ameren Corp 22,493
312,240 American Electric Power Co, Inc 26,291
246,828 American Express Co 42,997
176 American Financial Group, Inc 21
291,198 American Homes 4 Rent 10,323
608,362 American International Group, Inc 35,005
86,452 American Tower Corp 16,767
473 American Water Works Co, Inc 68
92,508 Americold Realty Trust 2,988
73,701 Ameriprise Financial, Inc 24,481
65,965 AmerisourceBergen Corp 12,694
171,810 Ametek, Inc 27,813
135,663 Amgen, Inc 30,120
1,447 Amphenol Corp (Class A) 123
1,230 Analog Devices, Inc 240
1,201 Annaly Capital Management, Inc 24
211 * Ansys, Inc 70
3,060,745 * Antero Resources Corp 70,489
42,339 Aon plc 14,615
756 APA Corp 26
971 Apollo Global Management, Inc 75
5,024,377 d Apple, Inc 974,578
671,501 Applied Materials, Inc 97,059
659 * Aptiv plc 67
570 ARAMARK Holdings Corp 25
305,704 * Arch Capital Group Ltd 22,882
1,329 Archer-Daniels-Midland Co 100
87,475 Ares Management Corp 8,428
633 * Arista Networks, Inc 103
140 * Arrow Electronics, Inc 20
521 Arthur J. Gallagher & Co 114
71 * Aspen Technology, Inc 12
129 Assurant, Inc 16
1,919,610 AT&T, Inc 30,618
365 * Atlassian Corp 61
351 Atmos Energy Corp 41
522 * Autodesk, Inc 107
1,008 Automatic Data Processing, Inc 222
1,785 * AutoZone, Inc 4,451
47,467 AvalonBay Communities, Inc 8,984
1,641 * Avantor, Inc 34
197 Avery Dennison Corp 34
168 * Axon Enterprise, Inc 33
8,970 Baker Hughes Co 284
764 Ball Corp 44
1,425,597 Bank of America Corp 40,900
595,624 Bank of New York Mellon Corp 26,517
528 Bath & Body Works, Inc 20

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
62,614 Baxter International, Inc $ 2,853
53,462 Becton Dickinson & Co 14,115
545 Bentley Systems, Inc 30
382,558 * Berkshire Hathaway, Inc (Class B) 130,452
25,152 Best Buy Co, Inc 2,061
233 * Bill.Com Holdings, Inc 27
26,732 * Biogen, Inc 7,615
456 * BioMarin Pharmaceutical, Inc 40
11,917 * Bio-Rad Laboratories, Inc (Class A) 4,518
382 Bio-Techne Corp 31
43,425 * BJ's Wholesale Club Holdings, Inc 2,736
381 * Black Knight, Inc 23
39,325 BlackRock, Inc 27,179
15,411 Blackstone, Inc 1,433
1,316 * Block, Inc 88
385,093 * Boeing Co 81,316
6,331 * Booking Holdings, Inc 17,096
322 Booz Allen Hamilton Holding Co 36
568 BorgWarner, Inc 28
23,847 Boston Properties, Inc 1,373
1,961,812 * Boston Scientific Corp 106,114
1,539,395 Bristol-Myers Squibb Co 98,444
338,975 Broadcom, Inc 294,037
286 Broadridge Financial Solutions, Inc 47
588 Brown & Brown, Inc 40
754 Brown-Forman Corp (Class B) 50
336 * Builders FirstSource, Inc 46
365 Bunge Ltd 34
74,487 * Burlington Stores, Inc 11,724
1,868 Cabot Oil & Gas Corp 47
664 * Cadence Design Systems, Inc 156
523 * Caesars Entertainment, Inc 27
259 Camden Property Trust 28
473 Campbell Soup Co 22
1,639 Capital One Financial Corp 179
626 Cardinal Health, Inc 59
124 Carlisle Cos, Inc 32
528 Carlyle Group, Inc 17
384 * CarMax, Inc 32
2,442 * Carnival Corp 46
1,475,002 Carrier Global Corp 73,322
99,342 * Catalent, Inc 4,307
502,658 Caterpillar, Inc 123,679
257 CBOE Global Markets, Inc 35
756 * CBRE Group, Inc 61
329 CDW Corp 60
213,756 Celanese Corp (Series A) 24,753
108,132 * Centene Corp 7,294
316,468 Centerpoint Energy, Inc 9,225
356 * Ceridian HCM Holding, Inc 24
477 CF Industries Holdings, Inc 33
283 CH Robinson Worldwide, Inc 27
124 * Charles River Laboratories International, Inc 26
590,401 Charles Schwab Corp 33,464
51,326 * Charter Communications, Inc 18,856
207,794 Cheniere Energy, Inc 31,659
13,380 Chesapeake Energy Corp 1,120
368,078 Chevron Corp 57,917
247 * Chewy, Inc 10
3,501 * Chipotle Mexican Grill, Inc (Class A) 7,489
229,698 Chubb Ltd 44,231
593 Church & Dwight Co, Inc 59

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
89,955 Cigna Corp $ 25,241
382 Cincinnati Financial Corp 37
223 Cintas Corp 111
9,959 Cisco Systems, Inc 515
67,384 Citigroup, Inc 3,102
221,982 Citizens Financial Group, Inc 5,789
820 * Clarivate Analytics plc 8
17,349 * Cleveland-Cliffs, Inc 291
24,899 Clorox Co 3,960
663 * Cloudflare, Inc 43
100,792 CME Group, Inc 18,676
709 CMS Energy Corp 42
2,611,757 Coca-Cola Co 157,280
420 Cognex Corp 24
1,238 Cognizant Technology Solutions Corp (Class A) 81
444 *,e Coinbase Global, Inc 32
197,680 Colgate-Palmolive Co 15,229
998,696 Comcast Corp (Class A) 41,496
1,160 ConAgra Brands, Inc 39
667,682 ConocoPhillips 69,179
842 Consolidated Edison, Inc 76
60,057 Constellation Brands, Inc (Class A) 14,782
85,492 Constellation Energy Corp 7,827
120 Cooper Cos, Inc 46
1,043 * Copart, Inc 95
498,967 Corebridge Financial, Inc 8,812
1,957 Corning, Inc 69
1,541,559 Corteva, Inc 88,331
989 * CoStar Group, Inc 88
384,476 Costco Wholesale Corp 206,994
8,801 * Coty, Inc 108
542 * Crowdstrike Holdings, Inc 80
180,303 Crown Castle International Corp 20,544
917,185 Crown Holdings, Inc 79,676
92,654 CSL Ltd 17,158
447,384 CSX Corp 15,256
13,309 Cummins, Inc 3,263
296,210 CVS Health Corp 20,477
154,507 Danaher Corp 37,082
12,884 Darden Restaurants, Inc 2,153
389 * Darling International, Inc 25
624,977 * Datadog, Inc 61,485
158 * DaVita, Inc 16
64 * Deckers Outdoor Corp 34
161,607 Deere & Co 65,482
626 Dell Technologies, Inc 34
214,030 * Delta Air Lines, Inc 10,175
25,517 Dentsply Sirona, Inc 1,021
1,590 Devon Energy Corp 77
228,674 * Dexcom, Inc 29,387
638,579 Diamondback Energy, Inc 83,884
151 Dick's Sporting Goods, Inc 20
42,333 Digital Realty Trust, Inc 4,820
193,179 Discover Financial Services 22,573
54,858 * DISH Network Corp (Class A) 362
491 * DocuSign, Inc 25
195,257 Dollar General Corp 33,151
538 * Dollar Tree, Inc 77
727,800 Dominion Energy, Inc 37,693
86 Domino's Pizza, Inc 29
619 * DoorDash, Inc 47
340 Dover Corp 50

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
122,715 Dow, Inc $ 6,536
751 DR Horton, Inc 91
637 * Dropbox, Inc 17
501 DTE Energy Co 55
132,674 Duke Energy Corp 11,906
817,518 DuPont de Nemours, Inc 58,403
527 * Dynatrace, Inc 27
290 Eastman Chemical Co 24
268,933 Eaton Corp 54,082
179,116 eBay, Inc 8,005
44,209 Ecolab, Inc 8,253
91,587 Edison International 6,361
297,189 * Edwards Lifesciences Corp 28,034
667 Electronic Arts, Inc 87
70,368 Elevance Health, Inc 31,264
245,279 Eli Lilly & Co 115,031
1,389 Emerson Electric Co 126
333 * Enphase Energy, Inc 56
364 Entegris, Inc 40
516 Entergy Corp 50
245,904 EOG Resources, Inc 28,141
140 * EPAM Systems, Inc 31
876 EQT Corp 36
300 Equifax, Inc 71
9,908 Equinix, Inc 7,767
868,762 Equitable Holdings, Inc 23,596
153,294 Equity Lifestyle Properties, Inc 10,254
97,548 Equity Residential 6,435
76 Erie Indemnity Co (Class A) 16
611 Essential Utilities Inc 24
16,395 Essex Property Trust, Inc 3,841
74,062 Estee Lauder Cos (Class A) 14,544
8,404 * Etsy, Inc 711
105,731 Everest Re Group Ltd 36,145
558 Evergy, Inc 33
848 Eversource Energy 60
79,611 * Exact Sciences Corp 7,475
114,684 Exelon Corp 4,672
28,228 * Expedia Group, Inc 3,088
376 Expeditors International of Washington, Inc 46
30,960 Extra Space Storage, Inc 4,608
2,759,927 Exxon Mobil Corp 296,002
146 * F5 Networks, Inc 21
93 Factset Research Systems, Inc 37
61 * Fair Isaac Corp 49
1,389 Fastenal Co 82
3,928 FedEx Corp 974
499 Ferguson plc 78
116,158 Ferguson plc 18,347
629 Fidelity National Financial Inc 23
1,441 Fidelity National Information Services, Inc 79
883,326 e Fifth Third Bancorp 23,152
16,532 First Citizens Bancshares, Inc (Class A) 21,218
1,368 First Horizon National Corp 15
247 * First Solar, Inc 47
862,804 FirstEnergy Corp 33,546
818,299 * Fiserv, Inc 103,228
170 * FleetCor Technologies, Inc 43
24,896 Flowserve Corp 925
304 FMC Corp 32
9,554 Ford Motor Co 145
1,621 * Fortinet, Inc 123

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
491,037 Fortive Corp $ 36,715
309 Fortune Brands Home & Security, Inc 22
722 Fox Corp (Class A) 25
477 Fox Corp (Class B) 15
730 Franklin Resources, Inc 19
3,346,477 Freeport-McMoRan, Inc (Class B) 133,859
94,174 Gaming and Leisure Properties, Inc 4,564
372 * Garmin Ltd 39
192 * Gartner, Inc 67
149,665 GE HealthCare Technologies, Inc 12,159
1,399 Gen Digital, Inc 26
150 * Generac Holdings, Inc 22
568 General Dynamics Corp 122
2,651 General Electric Co 291
64,607 General Mills, Inc 4,955
3,391 General Motors Co 131
342 Genuine Parts Co 58
473,579 Gilead Sciences, Inc 36,499
87,711 Global Payments, Inc 8,641
135,906 Globe Life, Inc 14,898
355 * GoDaddy, Inc 27
33,235 Goldman Sachs Group, Inc 10,720
409 Graco, Inc 35
300,274 GSK plc 5,322
1,106,448 Haleon plc 4,541
122,197 Halliburton Co 4,031
760 Hartford Financial Services Group, Inc 55
320 Hasbro, Inc 21
108,082 HCA Healthcare, Inc 32,801
27,989 Healthcare Realty Trust, Inc 528
160,145 Healthpeak Properties Inc 3,219
106 HEICO Corp 19
180 HEICO Corp (Class A) 25
319 * Henry Schein, Inc 26
358 Hershey Co 89
173,878 Hess Corp 23,639
3,151 Hewlett Packard Enterprise Co 53
477 HF Sinclair Corp 21
646 Hilton Worldwide Holdings, Inc 94
38,866 * Hologic, Inc 3,147
552,774 Home Depot, Inc 171,714
709,058 Honeywell International, Inc 147,130
112,649 * Horizon Therapeutics Plc 11,586
731 Hormel Foods Corp 29
165,117 Host Hotels and Resorts, Inc 2,779
63,836 Howmet Aerospace, Inc 3,164
2,156 HP, Inc 66
157,987 Hubbell, Inc 52,382
114 * HubSpot, Inc 61
9,304 Humana, Inc 4,160
3,509 Huntington Bancshares, Inc 38
42,798 Huntington Ingalls 9,741
115 Hyatt Hotels Corp 13
184 IDEX Corp 40
31,687 * IDEXX Laboratories, Inc 15,914
35,316 Illinois Tool Works, Inc 8,835
86,514 * Illumina, Inc 16,221
461 * Incyte Corp 29
57,374 Independence Realty Trust, Inc 1,045
768,677 Ingersoll Rand, Inc 50,241
13,394 Innovative Industrial Properties, Inc 978
169 * Insulet Corp 49

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,142 Intel Corp $ 339
256,829 Intercontinental Exchange Group, Inc 29,042
2,206 International Business Machines Corp 295
620 International Flavors & Fragrances, Inc 49
807 International Paper Co 26
195,360 Interpublic Group of Cos, Inc 7,537
682 Intuit, Inc 312
132,178 * Intuitive Surgical, Inc 45,197
1,158 Invesco Ltd 19
55,615 Invitation Homes, Inc 1,913
5,635 * IQVIA Holdings, Inc 1,267
709 Iron Mountain, Inc 40
284,363 iShares MSCI Canada Index Fund 9,950
68,322 e iShares MSCI South Korea Index Fund 4,330
259 J.M. Smucker Co 38
177 Jack Henry & Associates, Inc 30
308 Jacobs Solutions, Inc 37
154 * Jazz Pharmaceuticals plc 19
4,567 JB Hunt Transport Services, Inc 827
151,500 JBS S.A. 552
675,716 Johnson & Johnson 111,845
1,671 Johnson Controls International plc 114
1,335,451 JPMorgan Chase & Co 194,228
1,853,748 Juniper Networks, Inc 58,078
667 Kellogg Co 45
619,436 * Kenvue, Inc 16,366
1,328,062 Keurig Dr Pepper, Inc 41,529
2,249 Keycorp 21
433 * Keysight Technologies, Inc 73
20,421 Kilroy Realty Corp 614
84,514 Kimberly-Clark Corp 11,668
1,507 Kimco Realty Corp 30
28,984 Kinder Morgan, Inc 499
239,310 KKR & Co, Inc 13,401
337 KLA Corp 163
392 Knight-Swift Transportation Holdings, Inc 22
281,102 Kraft Heinz Co 9,979
1,657 Kroger Co 78
462 L3Harris Technologies, Inc 90
215 Laboratory Corp of America Holdings 52
328 Lam Research Corp 211
354 Lamb Weston Holdings, Inc 41
155,169 * Las Vegas Sands Corp 9,000
335 * Lattice Semiconductor Corp 32
144 Lear Corp 21
13,071 * Legend Biotech Corp (ADR) 902
317 Leidos Holdings, Inc 28
617 Lennar Corp (Class A) 77
78 Lennox International, Inc 25
291 * Liberty Broadband Corp (Class C) 23
479 * Liberty Media Group (Class C) 36
528 * Liberty SiriusXM Group (Class C) 17
393,685 Linde plc 150,147
173,796 Linde plc 66,230
394 * Live Nation, Inc 36
650 LKQ Corp 38
554 Lockheed Martin Corp 255
477 Loews Corp 28
96,706 Lowe's Companies, Inc 21,827
191 LPL Financial Holdings, Inc 42
1,196 *,e Lucid Group, Inc 8
119,287 * Lululemon Athletica, Inc 45,150

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
633 LyondellBasell Industries NV $ 58
157,210 M&T Bank Corp 19,456
1,515 Marathon Oil Corp 35
240,501 Marathon Petroleum Corp 28,042
31 * Markel Corp 43
91 MarketAxess Holdings, Inc 24
16,840 Marriott International, Inc (Class A) 3,093
113,954 Marsh & McLennan Cos, Inc 21,432
151 Martin Marietta Materials, Inc 70
2,084 Marvell Technology, Inc 125
548 Masco Corp 31
109 * Masimo Corp 18
446,197 Mastercard, Inc (Class A) 175,489
1,608,885 * Match Group, Inc 67,332
610 McCormick & Co, Inc 53
654,883 McDonald's Corp 195,424
99,659 McKesson Corp 42,585
225,886 Medtronic plc 19,901
1,336,464 Merck & Co, Inc 154,215
1,337,496 * Meta Platforms, Inc 383,835
57,915 Metlife, Inc 3,274
541 * Mettler-Toledo International, Inc 710
725 MGM Resorts International 32
1,332 Microchip Technology, Inc 119
2,661 Micron Technology, Inc 168
3,120,750 Microsoft Corp 1,062,740
24,787 Mid-America Apartment Communities, Inc 3,764
36,739 * Moderna, Inc 4,464
172 * Mohawk Industries, Inc 18
141 * Molina Healthcare, Inc 42
462 Molson Coors Brewing Co (Class B) 30
662,693 Mondelez International, Inc 48,337
170 * MongoDB, Inc 70
109 Monolithic Power Systems, Inc 59
1,833,490 * Monster Beverage Corp 105,316
401 Moody's Corp 139
50,000 *,e MoonLake Immunotherapeutics 2,550
1,359,030 Morgan Stanley 116,061
808 Mosaic Co 28
407 Motorola Solutions, Inc 119
2,938 MSCI, Inc (Class A) 1,379
832 Nasdaq Inc 41
52,173 National Storage Affiliates Trust 1,817
593,782 Nestle S.A. 71,427
520 NetApp, Inc 40
248,245 * Netflix, Inc 109,349
237 * Neurocrine Biosciences, Inc 22
218,860 Newmont Goldcorp Corp 9,337
930 News Corp (Class A) 18
782,144 NextEra Energy, Inc 58,035
968,921 Nike, Inc (Class B) 106,940
1,004 NiSource, Inc 27
125 Nordson Corp 31
554 Norfolk Southern Corp 126
506 Northern Trust Corp 38
104,860 Northrop Grumman Corp 47,795
293 * Novocure Ltd 12
63,860 NRG Energy, Inc 2,388
32,261 Nucor Corp 5,290
1,379,213 NVIDIA Corp 583,435
8 * NVR, Inc 51
233,445 Occidental Petroleum Corp 13,727

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
374 * Okta, Inc $ 26
241 Old Dominion Freight Line 89
490 Omnicom Group, Inc 47
1,049 * ON Semiconductor Corp 99
7,853 ONEOK, Inc 485
802,260 Oracle Corp 95,541
4,756 * O'Reilly Automotive, Inc 4,543
87,880 Otis Worldwide Corp 7,822
591 Ovintiv, Inc 23
34,796 Owens Corning, Inc 4,541
1,271 PACCAR, Inc 106
219 Packaging Corp of America 29
4,372 * Palantir Technologies, Inc 67
389,782 * Palo Alto Networks, Inc 99,593
6,000 Parade Technologies Ltd 208
95,875 Paramount Global (Class B) 1,525
189,422 Parker-Hannifin Corp 73,882
789 Paychex, Inc 88
132 Paycom Software, Inc 42
102 * Paylocity Holding Corp 19
145,228 * PayPal Holdings, Inc 9,691
12,151 * Peloton Interactive, Inc 93
401 Pentair plc 26
5,000 * Penumbra, Inc 1,720
325,779 PepsiCo, Inc 60,341
307 PerkinElmer, Inc 36
770,039 Permian Resources Corp 8,440
899,558 Pfizer, Inc 32,996
377,865 * PG&E Corp 6,530
280,653 Philip Morris International, Inc 27,397
64,656 Phillips 66 6,167
29,800 * Pinterest, Inc 815
143,174 Pioneer Natural Resources Co 29,663
2,935 PNC Financial Services Group, Inc 370
95 Pool Corp 36
572 PPG Industries, Inc 85
1,792 PPL Corp 47
591 Principal Financial Group 45
1,392,290 Procter & Gamble Co 211,266
245,603 Progressive Corp 32,510
289,905 Prologis, Inc 35,551
892 Prudential Financial, Inc 79
273 * PTC, Inc 39
1,213 Public Service Enterprise Group, Inc 76
36,107 Public Storage, Inc 10,539
545 Pulte Homes, Inc 42
34,520 * QIAGEN NV 1,552
243 * Qorvo, Inc 25
2,711 QUALCOMM, Inc 323
353 Quanta Services, Inc 69
272 Quest Diagnostics, Inc 38
497 Raymond James Financial, Inc 52
708,588 Raytheon Technologies Corp 69,413
54,223 Realty Income Corp 3,242
134,608 Regency Centers Corp 8,315
35,865 * Regeneron Pharmaceuticals, Inc 25,770
2,272 Regions Financial Corp 40
3,245 Reliance Steel & Aluminum Co 881
129 * Repligen Corp 18
538 Republic Services, Inc 82
10,357 Resmed, Inc 2,263
376,309 Rexford Industrial Realty, Inc 19,651

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,565 *,e Rivian Automotive, Inc $ 26
262 Robert Half International, Inc 20
1,022 * ROBLOX Corp 41
178,640 Roche Holding AG. 54,569
11,366 Rockwell Automation, Inc 3,745
8,399 * Roku, Inc 537
599 Rollins, Inc 26
65,978 Roper Technologies, Inc 31,722
35,985 Ross Stores, Inc 4,035
36,632 * Royal Caribbean Cruises Ltd 3,800
916 Royalty Pharma plc 28
313 RPM International, Inc 28
67,023 S&P Global, Inc 26,869
110,849 Sabra Healthcare REIT, Inc 1,305
897,200 * Salesforce, Inc 189,542
363,193 Sanofi-Aventis 39,100
59,669 * Sarepta Therapeutics, Inc 6,833
60,335 SBA Communications Corp 13,983
359,754 Schlumberger Ltd 17,671
344,783 Schneider Electric S.A. 62,639
452 Seagate Technology Holdings plc 28
341 * Seagen, Inc 66
92,711 Sealed Air Corp 3,708
278 SEI Investments Co 17
71,759 Sempra Energy 10,447
371 Sensata Technologies Holding plc 17
191,150 * ServiceNow, Inc 107,421
45,048 Sherwin-Williams Co 11,961
120,535 Simon Property Group, Inc 13,919
2,742 e Sirius XM Holdings, Inc 12
387 Skyworks Solutions, Inc 43
4,002 e SL Green Realty Corp 120
2,420 * Snap, Inc 29
129 Snap-On, Inc 37
632 * Snowflake, Inc 111
137 * SolarEdge Technologies, Inc 37
123,864 Southern Co 8,701
362 Southwest Airlines Co 13
382 * Splunk, Inc 41
546 SS&C Technologies Holdings, Inc 33
15,957 Stanley Black & Decker, Inc 1,495
247,327 Starbucks Corp 24,500
818 State Street Corp 60
396 Steel Dynamics, Inc 43
241 STERIS plc 54
416,694 Stryker Corp 127,129
75,672 Sun Communities, Inc 9,872
1,042 Synchrony Financial 35
139,650 * Synopsys, Inc 60,805
1,234 SYSCO Corp 92
546 T Rowe Price Group, Inc 61
410 * Take-Two Interactive Software, Inc 60
523 Targa Resources Investments, Inc 40
78,810 Target Corp 10,395
166,053 TE Connectivity Ltd 23,274
114 * Teledyne Technologies, Inc 47
114 Teleflex, Inc 28
379 Teradyne, Inc 42
52,617 Terreno Realty Corp 3,162
1,283,080 * Tesla, Inc 335,872
2,206 Texas Instruments, Inc 397
15 Texas Pacific Land Corp 20

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
499 Textron, Inc $ 34
112,144 Thermo Fisher Scientific, Inc 58,511
283,621 TJX Companies, Inc 24,048
272,471 * T-Mobile US, Inc 37,846
799 * Toast, Inc 18
254 Toro Co 26
112,923 Tractor Supply Co 24,967
1,080 * Trade Desk, Inc 83
270 Tradeweb Markets, Inc 18
259,010 * Traeger, Inc 1,101
222,700 Trane Technologies plc 42,594
133 TransDigm Group, Inc 119
415,603 * Transocean Ltd 2,913
470 TransUnion 37
562 Travelers Cos, Inc 98
600 * Trimble Inc 32
3,230 Truist Financial Corp 98
432 * Twilio, Inc 27
102 * Tyler Technologies, Inc 42
695 Tyson Foods, Inc (Class A) 35
4,407 * Uber Technologies, Inc 190
760 UDR, Inc 33
510 UGI Corp 14
866 * UiPath, Inc 14
20,548 * Ulta Beauty, Inc 9,670
759,962 Union Pacific Corp 155,503
107,658 United Parcel Service, Inc (Class B) 19,298
124,077 United Rentals, Inc 55,260
113 * United Therapeutics Corp 25
449,978 UnitedHealth Group, Inc 216,277
552 *,e Unity Software, Inc 24
153 Universal Health Services, Inc (Class B) 24
3,725 US Bancorp 123
98 Vail Resorts, Inc 25
791,001 Valero Energy Corp 92,784
769,252 Vanguard Emerging Markets ETF 31,293
50,000 e Vanguard FTSE Developed Markets ETF 2,309
24,796 * Veeva Systems, Inc 4,903
123,087 Ventas, Inc 5,818
228 * VeriSign, Inc 52
351 Verisk Analytics, Inc 79
822,277 Verizon Communications, Inc 30,580
43,148 * Vertex Pharmaceuticals, Inc 15,184
31,649 VF Corp 604
2,910 Viatris, Inc 29
194,142 VICI Properties, Inc 6,102
862,166 Visa, Inc (Class A) 204,747
81,665 Vistra Energy Corp 2,144
573 * VMware, Inc (Class A) 82
167,584 Voya Financial, Inc 12,017
324 Vulcan Materials Co 73
155,196 W.R. Berkley Corp 9,243
85,970 W.W. Grainger, Inc 67,795
1,783 Walgreens Boots Alliance, Inc 51
1,012,433 Walmart, Inc 159,134
1,143,519 * Walt Disney Co 102,093
433,621 * Warner Bros Discovery, Inc 5,438
42,220 Washington REIT 694
626 Waste Connections, Inc 89
989 Waste Management, Inc 172
144 * Waters Corp 38
81 Watsco, Inc 31

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
425 e Webster Financial Corp $ 16
767 WEC Energy Group, Inc 68
3,987,062 Wells Fargo & Co 170,168
74,246 Welltower, Inc 6,006
10,148 West Pharmaceutical Services, Inc 3,881
776 * Western Digital Corp 29
235,272 Westinghouse Air Brake Technologies Corp 25,802
103,353 Westlake Chemical Corp 12,348
34,943 WestRock Co 1,016
128,144 Weyerhaeuser Co 4,294
133 Whirlpool Corp 20
2,963 Williams Cos, Inc 97
259 Willis Towers Watson plc 61
303 * Wolfspeed, Inc 17
496 * Workday, Inc 112
520 WP Carey, Inc 35
11,995 Wynn Resorts Ltd 1,267
1,338 Xcel Energy, Inc 83
582 Xylem, Inc 66
430,812 * YETI Holdings, Inc 16,733
14,690 Yum! Brands, Inc 2,035
125 * Zebra Technologies Corp (Class A) 37
373 * Zillow Group, Inc (Class C) 19
150,497 Zimmer Biomet Holdings, Inc 21,912
155,399 Zoetis, Inc 26,761
571 * Zoom Video Communications, Inc 39
688 * ZoomInfo Technologies, Inc 17
212 * Zscaler, Inc 31
TOTAL UNITED STATES 15,470,634
TOTAL COMMON STOCKS 24,021,796
(Cost $20,174,849)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 1
129,948 e PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 1
TOTAL RIGHTS/WARRANTS 1
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 24,021,811
(Cost $20,174,865)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.5%
$ 17,100,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 07/03/23 17,100
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/24/23 9,972
2,825,000 FHLB 0 .000 08/09/23 2,811
5,000,000 FHLB 0 .000 08/11/23 4,974
5,000,000 FHLB 0 .000 08/16/23 4,970
10,000,000 FHLB 0 .000 08/23/23 9,931

PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 FHLB 0 .000% 08/30/23 $ 9,922
25,000,000 FHLB 0 .000 09/01/23 24,795
20,000,000 FHLB 0 .000 09/15/23 19,798
6,250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 07/17/23 6,238
10,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 9,997
TOTAL GOVERNMENT AGENCY DEBT 120,508
REPURCHASE AGREEMENT - 1.0%
256,295,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 256,295
TOTAL REPURCHASE AGREEMENT 256,295
TOTAL SHORT-TERM INVESTMENTS 376,803
(Cost $376,759)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
CERTIFICATE OF DEPOSIT - 0.2%
1,000,000 Australia and New Zealand Banking Group 5 .310 02/28/24 1,000
1,500,000 Canadian Imperial Bank of Commerce 5 .800 08/09/23 1,500
500,000 Canadian Imperial Bank of Commerce 5 .490 09/22/23 500
750,000 Canadian Imperial Bank of Commerce 5 .510 10/23/23 750
2,000,000 Canadian Imperial Bank of Commerce 5 .660 05/03/24 2,000
2,000,000 Credit Agricole 5 .460 12/01/23 2,000
2,000,000 DNB ASA 5 .410 11/17/23 2,000
1,000,000 ING US Funding LLC 5 .520 09/29/23 1,000
2,000,000 Lloyds Bank PLC 5 .420 09/20/23 2,000
1,000,000 Mizuho Bank Ltd 5 .240 08/24/23 1,000
1,000,000 MUFG Bank Ltd 5 .310 07/18/23 1,000
2,000,000 MUFG Bank Ltd 5 .360 08/08/23 2,000
1,000,000 MUFG Bank Ltd 5 .230 09/08/23 1,000
1,000,000 MUFG Bank Ltd 5 .560 10/06/23 1,000
2,000,000 National Australia Bank Ltd 5 .410 11/28/23 2,000
1,000,000 National Australia Bank Ltd 5 .550 11/30/23 1,000
1,000,000 National Australia Bank Ltd 5 .260 12/01/23 1,000
1,000,000 National Australia Bank Ltd 5 .310 03/06/24 1,000
1,500,000 National Bank of Canada 5 .310 07/10/23 1,500
1,000,000 Natixis NY 5 .560 11/06/23 1,000
2,000,000 Natixis NY 5 .480 12/08/23 2,000
2,000,000 Royal Bank of Canada 5 .480 11/22/23 2,000
2,000,000 Royal Bank of Canada 5 .590 02/21/24 2,000
1,000,000 Royal Bank of Canada 5 .760 03/27/24 1,000
1,500,000 Skandinaviska Enskilda Banken AB 5 .490 09/25/23 1,500
1,000,000 Skandinaviska Enskilda Banken AB 5 .520 10/03/23 1,000
2,000,000 Svenska Handelsbanken Ltd 5 .020 07/03/23 2,000
TOTAL CERTIFICATE OF DEPOSIT 37,750
COMMERCIAL PAPER - 0.0%
2,000,000 ING US Funding LLC 5 .650 04/24/24 2,000
2,000,000 Lloyds Bank PLC 0 .000 10/23/23 1,966
TOTAL COMMERCIAL PAPER 3,966
REPURCHASE AGREEMENT - 0.1%
2,388,000 s Citigroup 5 .000 07/03/23 2,388
5,000,000 t Citigroup 5 .060 07/03/23 5,000
10,000,000 u JP Morgan 5 .060 07/03/23 10,000
5,000,000 v Merrill Lynch 5 .060 07/03/23 5,000
TOTAL REPURCHASE AGREEMENT 22,388
VARIABLE RATE SECURITIES - 0.0%
1,000,000 i Mizuho Bank Ltd 5 .360 07/05/23 1,000
2,000,000 i Mizuho Bank Ltd 5 .570 10/11/23 2,000

CREF Global Equities Account June 30, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 i Mizuho Bank Ltd 5 .520% 10/26/23 $ 2,000
TOTAL VARIABLE RATE SECURITIES 5,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 69,104
(Cost $69,104)
TOTAL INVESTMENTS - 100.2% 24,467,718
(Cost $20,620,728)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (38,373)
NET ASSETS - 100.0% $24,429,345
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $93,580,478.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $256,295,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $261,420,969.
s Agreement with Citigroup, 5.000% dated 6/30/23 to be repurchased at $2,388,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
0.000%–1.250% and maturity dates 11/30/23–9/30/28, valued at $2,435,817.
t Agreement with Citigroup, 5.060% dated 6/30/23 to be repurchased at $5,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
1.250%–6.500% and maturity dates 9/30/28–4/20/53, valued at $5,100,039.
u Agreement with JP Morgan, 5.060% dated 6/30/23 to be repurchased at $10,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates
2.873%–7.500% and maturity dates 3/1/27–5/1/53, valued at $10,200,001.
v Agreement with Merrill Lynch, 5.060% dated 6/30/23 to be repurchased at $5,000,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate
2.375% and maturity date 3/31/29, valued at $5,100,005.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 777 09/15/23  $ 83,239 $ 83,741 $ 502
S&P 500 E Mini Index 946 09/15/23 205,961 212,295 6,334
Total 1,723   $ 289,200  $ 296,036  $ 6,836

Portfolio of Investments
CREF Growth Account June 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.9%
2,253,867 * Tesla, Inc $ 589,995
TOTAL AUTOMOBILES & COMPONENTS 589,995
CAPITAL GOODS - 3.4%
2,046,215 * Boeing Co 432,079
3,925,419 Carrier Global Corp 195,132
313,945 Deere & Co 127,207
2,372,365 Raytheon Technologies Corp 232,397
473,633 Safran S.A. 74,223
TOTAL CAPITAL GOODS 1,061,038
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,104,693 Experian Group Ltd 80,780
401,457 Verisk Analytics, Inc 90,742
1,054,014 Waste Connections, Inc 150,650
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 322,172
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.4%
815,864 * Alibaba Group Holding Ltd (ADR) 68,002
15,564,426 * Amazon.com, Inc 2,028,979
613,735 * Burlington Stores, Inc 96,596
1,749,120 TJX Companies, Inc 148,308
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,341,885
CONSUMER DURABLES & APPAREL - 0.9%
274,201 Kering 151,413
525,139 Nike, Inc (Class B) 57,960
9,936,900 Prada S.p.A 66,858
TOTAL CONSUMER DURABLES & APPAREL 276,231
CONSUMER SERVICES - 4.4%
228,593 * Booking Holdings, Inc 617,276
3,067,501 * Carnival Corp 57,761
50,569 * Chipotle Mexican Grill, Inc (Class A) 108,167
536,690 * Flutter Entertainment plc 107,868
6,393,533 * Las Vegas Sands Corp 370,825
1,359,045 Starbucks Corp 134,627
TOTAL CONSUMER SERVICES 1,396,524
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
1,269,895 Costco Wholesale Corp 683,686
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 683,686
ENERGY - 1.9%
1,556,054 ConocoPhillips 161,223
2,594,278 EOG Resources, Inc 296,889
412,416 Pioneer Natural Resources Co 85,444
400,432 Valero Energy Corp 46,971
TOTAL ENERGY 590,527
FINANCIAL SERVICES - 8.6%
44,863 *,g Adyen NV 77,688
318,840 American Express Co 55,542
850,494 * Fiserv, Inc 107,290
8,050,962 * Grab Holdings Ltd. 27,615

CREF Growth Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,098,719 e iShares Russell 1000 Growth Index Fund $ 577,525
671,844 London Stock Exchange Group plc 71,506
2,113,677 Mastercard, Inc (Class A) 831,309
3,483,933 * PayPal Holdings, Inc 232,483
272,277 S&P Global, Inc 109,153
2,590,954 Visa, Inc (Class A) 615,300
TOTAL FINANCIAL SERVICES 2,705,411
FOOD, BEVERAGE & TOBACCO - 2.8%
5,133,712 Davide Campari-Milano NV 71,149
8,239,476 * Monster Beverage Corp 473,275
1,830,238 PepsiCo, Inc 338,997
TOTAL FOOD, BEVERAGE & TOBACCO 883,421
HEALTH CARE EQUIPMENT & SERVICES - 6.7%
521,800 * Align Technology, Inc 184,529
3,568,644 * Dexcom, Inc 458,606
490,361 Elevance Health, Inc 217,863
437,039 Essilor International S.A. 82,413
1,323,165 * Intuitive Surgical, Inc 452,443
1,055,735 UnitedHealth Group, Inc 507,429
1,043,131 * Veeva Systems, Inc 206,258
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,109,541
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
816,892 Estee Lauder Cos (Class A) 160,421
2,456,830 * Kenvue, Inc 64,910
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 225,331
INSURANCE - 0.2%
1,274,799 American International Group, Inc 73,352
TOTAL INSURANCE 73,352
MATERIALS - 1.8%
4,471,895 Corteva, Inc 256,240
844,860 Linde plc 321,959
TOTAL MATERIALS 578,199
MEDIA & ENTERTAINMENT - 10.1%
5,684,013 * Alphabet, Inc (Class A) 680,376
5,955,380 * Alphabet, Inc (Class C) 720,422
2,327,036 * Match Group, Inc 97,386
4,873,547 * Meta Platforms, Inc 1,398,611
862,139 NetEase, Inc (ADR) 83,360
1,213,440 * ROBLOX Corp 48,902
2,780,500 Tencent Holdings Ltd 117,896
508,171 * Walt Disney Co 45,370
TOTAL MEDIA & ENTERTAINMENT 3,192,323
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
914,960 AbbVie, Inc 123,273
427,568 Amgen, Inc 94,929
3,475,748 AstraZeneca plc (ADR) 248,759
1,952,370 * Avantor, Inc 40,102
1,148,461 Eli Lilly & Co 538,605
970,866 Gilead Sciences, Inc 74,825
251,992 * Horizon Therapeutics Plc 25,917
478,443 * Illumina, Inc 89,703
707,059 Novo Nordisk AS 114,218
1,067,037 Novo Nordisk AS (ADR) 172,679

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,769,352 Zoetis, Inc $ 304,700
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,827,710
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
1,288,620 * Advanced Micro Devices, Inc 146,787
2,085,503 Applied Materials, Inc 301,438
956,958 Broadcom, Inc 830,094
160,921 Lam Research Corp 103,450
751,301 Marvell Technology, Inc 44,913
175,545 Monolithic Power Systems, Inc 94,835
4,146,609 NVIDIA Corp 1,754,098
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,275,615
SOFTWARE & SERVICES - 20.3%
199,399 Accenture plc 61,531
405,493 * Atlassian Corp 68,046
506,140 * Crowdstrike Holdings, Inc 74,337
454,347 * DocuSign, Inc 23,213
192,634 * EPAM Systems, Inc 43,294
973,265 Intuit, Inc 445,940
10,548,017 Microsoft Corp 3,592,022
1,142,644 Oracle Corp 136,077
1,836,576 * Palo Alto Networks, Inc 469,264
245,086 Roper Technologies, Inc 117,837
2,370,696 * Salesforce, Inc 500,833
690,614 * ServiceNow, Inc 388,104
842,172 * Synopsys, Inc 366,690
484,573 * Workday, Inc 109,460
TOTAL SOFTWARE & SERVICES 6,396,648
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
12,399,911 Apple, Inc 2,405,211
665,222 * Arista Networks, Inc 107,806
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,513,017
TRANSPORTATION - 1.3%
7,018,107 * Uber Technologies, Inc 302,972
537,300 Union Pacific Corp 109,942
TOTAL TRANSPORTATION 412,914
TOTAL COMMON STOCKS 31,455,540
(Cost $26,778,988)
TOTAL LONG-TERM INVESTMENTS 31,455,540
(Cost $26,778,988)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 10,000,000 Tennessee Valley Authority (TVA) 0 .000% 07/05/23 9,997
TOTAL GOVERNMENT AGENCY DEBT 9,997
REPURCHASE AGREEMENT - 0.5%
152,020,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 152,020
TOTAL REPURCHASE AGREEMENT 152,020
TOTAL SHORT-TERM INVESTMENTS 162,017
(Cost $162,014)

CREF Growth Account June 30, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
4,783 c State Street Navigator Securities Lending Government Money Market Portfolio 5 .110% $ 5
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5
(Cost $5)
TOTAL INVESTMENTS - 100.3% 31,617,562
(Cost $26,941,007)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (84,840)
NET ASSETS - 100.0% $31,532,722
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,641,190.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $152,020,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $155,060,416.

Portfolio of Investments
CREF Equity Index Account June 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 2.2%
49,971 * Adient plc $ 1,915
60,325 * American Axle & Manufacturing Holdings, Inc 499
137,792 * Aptiv plc 14,067
115,559 BorgWarner, Inc 5,652
8,573 * Cooper-Standard Holding, Inc 122
76,541 Dana Inc 1,301
12,642 * Dorman Products, Inc 997
86,619 *,e Fisker, Inc 489
1,955,974 Ford Motor Co 29,594
23,054 * Fox Factory Holding Corp 2,502
689,809 General Motors Co 26,599
104,978 Gentex Corp 3,072
18,149 * Gentherm, Inc 1,026
139,195 * Goodyear Tire & Rubber Co 1,904
67,182 Harley-Davidson, Inc 2,365
26,694 *,e Holley, Inc 109
12,667 LCI Industries, Inc 1,601
27,234 Lear Corp 3,909
372,353 *,e Lucid Group, Inc 2,566
122,392 *,e Luminar Technologies, Inc 842
25,388 * Modine Manufacturing Co 838
10,528 Patrick Industries, Inc 842
111,576 *,e QuantumScape Corp 891
266,811 *,e Rivian Automotive, Inc 4,445
29,093 *,e Solid Power, Inc 74
11,405 Standard Motor Products, Inc 428
20,247 * Stoneridge, Inc 382
1,375,707 * Tesla, Inc 360,119
29,413 Thor Industries, Inc 3,044
12,140 * Visteon Corp 1,743
17,654 Winnebago Industries, Inc 1,177
67,449 *,e Workhorse Group, Inc 59
9,934 * XPEL, Inc 837
TOTAL AUTOMOBILES & COMPONENTS 476,010
BANKS - 3.3%
4,682 1st Source Corp 196
4,331 e ACNB Corp 144
7,212 Amalgamated Financial Corp 116
12,491 Amerant Bancorp Inc 215
5,882 e American National Bankshares, Inc 170
38,500 Ameris Bancorp 1,317
9,208 Arrow Financial Corp 185
63,489 Associated Banc-Corp 1,030
42,326 Atlantic Union Bankshares Corp 1,098
31,941 * Axos Financial, Inc 1,260
31,112 Banc of California, Inc 360
10,077 Bancfirst Corp 927
3,732 e Bank First Corp 310
3,473,264 Bank of America Corp 99,648
23,380 e Bank of Hawaii Corp 964
7,728 Bank of Marin Bancorp 137
25,484 Bank of NT Butterfield & Son Ltd 697
58,249 e Bank OZK 2,339
27,509 BankUnited 593

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,925 Banner Corp $ 826
11,016 e Bar Harbor Bankshares 271
6,589 Baycom Corp 110
7,362 BCB Bancorp, Inc 86
26,834 Berkshire Hills Bancorp, Inc 556
13,432 * Blue Foundry Bancorp 136
8,721 Blue Ridge Bankshares, Inc 77
15,941 BOK Financial Corp 1,288
10,571 * Bridgewater Bancshares, Inc 104
38,089 Brookline Bancorp, Inc 333
3,114 e Burke & Herbert Financial Services Corp 200
6,436 Business First Bancshares, Inc 97
5,576 Byline Bancorp, Inc 101
107,871 Cadence BanCorp 2,119
2,502 Cambridge Bancorp 136
7,078 Camden National Corp 219
4,609 e Capital Bancorp, Inc 83
9,158 Capital City Bank Group, Inc 281
33,828 e Capitol Federal Financial 209
5,956 Capstar Financial Holdings, Inc 73
14,623 * Carter Bankshares, Inc 216
25,721 Cathay General Bancorp 828
21,511 Central Pacific Financial Corp 338
969,422 Citigroup, Inc 44,632
9,568 Citizens & Northern Corp 185
251,872 Citizens Financial Group, Inc 6,569
2,158 e Citizens Financial Services, Inc 161
4,775 City Holding Co 430
7,262 Civista Bancshares, Inc 126
9,772 CNB Financial Corp 172
5,328 * Coastal Financial Corp 201
4,711 Codorus Valley Bancorp, Inc 92
8,393 Colony Bankcorp Inc 79
109,266 Columbia Banking System, Inc 2,216
17,061 *,e Columbia Financial, Inc 295
69,667 e Comerica, Inc 2,951
55,801 e Commerce Bancshares, Inc 2,718
29,222 Community Bank System, Inc 1,370
16,516 Community Trust Bancorp, Inc 587
21,722 ConnectOne Bancorp, Inc 360
2,974 *,e CrossFirst Bankshares, Inc 30
31,366 Cullen/Frost Bankers, Inc 3,373
19,196 *,e Customers Bancorp, Inc 581
45,531 CVB Financial Corp 605
19,153 Dime Community Bancshares, Inc 338
17,266 Eagle Bancorp, Inc 365
71,752 e East West Bancorp, Inc 3,788
94,260 Eastern Bankshares, Inc 1,157
6,481 e Enterprise Bancorp, Inc 188
16,077 Enterprise Financial Services Corp 629
7,477 Equity Bancshares, Inc 170
3,546 Esquire Financial Holdings, Inc 162
6,206 e Farmers & Merchants Bancorp, Inc 140
18,150 Farmers National Banc Corp 225
13,107 FB Financial Corp 368
2,294 e Fidelity D&D Bancorp, Inc 111
351,476 Fifth Third Bancorp 9,212
10,211 Financial Institutions, Inc 161
15,371 First Bancorp 457
114,850 First Bancorp 1,403
6,485 First Bancorp, Inc 158
6,018 First Bancshares, Inc 156

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,950 e First Bank $ 83
26,747 First Busey Corp 538
4,107 First Business Financial Services, Inc 121
5,110 First Citizens Bancshares, Inc (Class A) 6,558
52,091 First Commonwealth Financial Corp 659
12,139 First Community Bancshares, Inc 361
47,775 First Financial Bancorp 977
70,877 First Financial Bankshares, Inc 2,019
505 e First Financial Corp 16
19,660 First Foundation, Inc 78
71,845 First Hawaiian, Inc 1,294
266,280 First Horizon National Corp 3,001
43,798 First Interstate Bancsystem, Inc 1,044
29,933 First Merchants Corp 845
7,120 First Mid-Illinois Bancshares, Inc 172
15,462 First of Long Island Corp 186
4,047 *,e First Western Financial, Inc 75
6,452 Five Star Bancorp 144
4,145 Flushing Financial Corp 51
157,037 FNB Corp 1,796
3,291 e FS Bancorp, Inc 99
80,429 Fulton Financial Corp 959
7,652 *,e FVCBankcorp, Inc 82
5,087 e German American Bancorp, Inc 138
63,141 Glacier Bancorp, Inc 1,968
1,871 e Great Southern Bancorp, Inc 95
3,479 Greene County Bancorp, Inc 104
1,346 Guaranty Bancshares, Inc 36
47,878 Hancock Whitney Corp 1,838
23,963 Hanmi Financial Corp 358
16,668 HarborOne Northeast Bancorp, Inc 145
6,442 HBT Financial, Inc 119
13,408 Heartland Financial USA, Inc 374
25,661 Heritage Commerce Corp 212
22,188 Heritage Financial Corp 359
35,248 Hilltop Holdings, Inc 1,109
997 e Hingham Institution for Savings 213
4,264 Home Bancorp, Inc 142
81,882 Home Bancshares, Inc 1,867
15,022 HomeStreet, Inc 89
13,541 HomeTrust Bancshares, Inc 283
59,403 Hope Bancorp, Inc 500
2,709 e Horizon Bancorp 28
728,267 Huntington Bancshares, Inc 7,851
25,003 Independent Bank Corp 1,113
17,558 Independent Bank Corp 298
20,253 Independent Bank Group, Inc 699
29,344 International Bancshares Corp 1,297
5,837 e John Marshall Bancorp, Inc 117
1,456,831 JPMorgan Chase & Co 211,881
8,268 Kearny Financial Corp 58
490,546 Keycorp 4,533
9,106 e Lakeland Bancorp, Inc 122
13,317 Lakeland Financial Corp 646
14,926 Live Oak Bancshares, Inc 393
82,354 M&T Bank Corp 10,192
19,210 Macatawa Bank Corp 178
1,529 Mercantile Bank Corp 42
20,574 Meta Financial Group, Inc 954
10,190 Metrocity Bankshares, Inc 182
4,420 *,e Metropolitan Bank Holding Corp 154
7,348 Mid Penn Bancorp, Inc 162

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,829 e Middlefield Banc Corp $ 103
10,800 Midland States Bancorp, Inc 215
7,821 e MidWestOne Financial Group, Inc 167
5,369 MVB Financial Corp 113
19,324 National Bank Holdings Corp 561
21,431 NBT Bancorp, Inc 683
354,947 e New York Community Bancorp, Inc 3,990
6,480 Nicolet Bankshares, Inc 440
3,442 Northeast Bank 143
5,388 Northfield Bancorp, Inc 59
2,656 Northrim BanCorp, Inc 104
62,432 Northwest Bancshares, Inc 662
3,544 *,e Norwood Financial Corp 105
1,149,334 * NU Holdings Ltd 9,068
12,012 OceanFirst Financial Corp 188
33,903 OFG Bancorp 884
133,138 Old National Bancorp 1,856
21,667 Old Second Bancorp, Inc 283
11,057 Origin Bancorp, Inc 324
5,318 Orrstown Financial Services, Inc 102
51,153 Pacific Premier Bancorp, Inc 1,058
60,165 e PacWest Bancorp 490
7,855 Park National Corp 804
5,178 e Parke Bancorp, Inc 88
5,966 e PCB Bancorp 88
267 Peapack Gladstone Financial Corp 7
4,697 e Peoples Bancorp, Inc 125
5,712 Peoples Financial Services Corp 250
41,191 Pinnacle Financial Partners, Inc 2,333
2,662 e Plumas Bancorp 95
198,649 PNC Financial Services Group, Inc 25,020
11,515 *,e Ponce Financial Group, Inc 100
38,321 Popular, Inc 2,319
8,859 Preferred Bank 487
20,188 Premier Financial Corp 323
8,140 Primis Financial Corp 69
41,648 e Prosperity Bancshares, Inc 2,352
35,868 Provident Financial Services, Inc 586
8,729 QCR Holdings, Inc 358
9,265 RBB Bancorp 111
2,235 e Red River Bancshares Inc 110
482,164 Regions Financial Corp 8,592
30,881 Renasant Corp 807
6,104 e Republic Bancorp, Inc (Class A) 259
13,081 e S&T Bancorp, Inc 356
22,606 Sandy Spring Bancorp, Inc 513
34,531 Seacoast Banking Corp of Florida 763
24,631 ServisFirst Bancshares, Inc 1,008
9,123 Shore Bancshares, Inc 105
8,919 Sierra Bancorp 151
55,218 Simmons First National Corp (Class A) 953
5,382 SmartFinancial, Inc 116
5,202 South Plains Financial Inc 117
38,442 South State Corp 2,529
4,079 * Southern First Bancshares, Inc 101
4,139 Southern Missouri Bancorp, Inc 159
10,544 e Southside Bancshares, Inc 276
23,920 Stellar Bancorp, Inc 548
11,262 Stock Yards Bancorp, Inc 511
6,101 e Summit Financial Group, Inc 126
74,250 e Synovus Financial Corp 2,246
27,678 * Texas Capital Bancshares, Inc 1,425

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,393 * The Bancorp, Inc $ 1,156
6,549 *,e Third Coast Bancshares, Inc 104
7,201 Tompkins Financial Corp 401
34,516 Towne Bank 802
19,212 Trico Bancshares 638
10,668 Triumph Bancorp, Inc 648
661,346 Truist Financial Corp 20,072
2,656 TrustCo Bank Corp NY 76
34,442 Trustmark Corp 727
23,900 UMB Financial Corp 1,456
68,198 United Bankshares, Inc 2,023
48,352 United Community Banks, Inc 1,208
3,873 Unity Bancorp, Inc 91
5,426 Univest Financial Corp 98
764,001 US Bancorp 25,243
218,557 Valley National Bancorp 1,694
22,054 Veritex Holdings, Inc 395
25,531 Washington Federal, Inc 677
3,676 Washington Trust Bancorp, Inc 99
85,391 e Webster Financial Corp 3,224
1,884,455 Wells Fargo & Co 80,429
21,097 WesBanco, Inc 540
11,970 West Bancorporation, Inc 220
13,352 Westamerica Bancorporation 511
53,770 e Western Alliance Bancorp 1,961
31,127 Wintrust Financial Corp 2,260
37,346 WSFS Financial Corp 1,409
81,460 e Zions Bancorporation 2,188
TOTAL BANKS 708,555
CAPITAL GOODS - 6.5%
29,422 *,e 374Water, Inc 70
66,252 * 3D Systems Corp 658
276,626 3M Co 27,688
57,428 A.O. Smith Corp 4,180
21,498 Aaon, Inc 2,038
11,925 * AAR Corp 689
16,749 Acuity Brands, Inc 2,731
31,531 Advanced Drainage Systems, Inc 3,588
65,914 Aecom Technology Corp 5,582
39,078 * Aerojet Rocketdyne Holdings, Inc 2,144
12,268 * Aerovironment, Inc 1,255
8,143 *,e AerSale Corp 120
29,823 AGCO Corp 3,919
51,549 Air Lease Corp 2,157
5,157 Alamo Group, Inc 948
16,794 Albany International Corp (Class A) 1,567
41,449 Allegion plc 4,975
6,739 Allied Motion Technologies, Inc 269
45,250 Allison Transmission Holdings, Inc 2,555
10,745 Alta Equipment Group, Inc 186
13,776 * Ameresco, Inc 670
10,171 * American Woodmark Corp 777
114,509 Ametek, Inc 18,537
98,441 * API Group Corp 2,684
4,551 Apogee Enterprises, Inc 216
21,181 Applied Industrial Technologies, Inc 3,068
63,826 *,e Archer Aviation, Inc 263
26,444 Arcosa, Inc 2,004
10,471 Argan, Inc 413
20,887 Armstrong World Industries, Inc 1,534
69,116 * Array Technologies, Inc 1,562

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,250 Astec Industries, Inc $ 693
15,755 * Astronics Corp 313
20,918 * Atkore International Group, Inc 3,262
35,579 * Axon Enterprise, Inc 6,942
60,195 * AZEK Co, Inc 1,823
13,571 AZZ, Inc 590
30,289 * Babcock & Wilcox Enterprises, Inc 179
25,595 Barnes Group, Inc 1,080
22,560 * Beacon Roofing Supply, Inc 1,872
19,926 *,e Blink Charging Co 119
75,992 *,e Bloom Energy Corp 1,242
3,946 * Blue Bird Corp 89
4,896 * BlueLinx Holdings, Inc 459
277,416 * Boeing Co 58,579
16,526 Boise Cascade Co 1,493
4,978 * Bowman Consulting Group Ltd 159
13,313 e Brookfield Business Corp 251
63,428 * Builders FirstSource, Inc 8,626
40,627 BWX Technologies, Inc 2,908
8,469 e Cadre Holdings, Inc 185
25,553 Carlisle Cos, Inc 6,555
422,437 Carrier Global Corp 20,999
257,491 Caterpillar, Inc 63,356
120,169 *,e ChargePoint Holdings, Inc 1,056
20,872 *,e Chart Industries, Inc 3,335
12,045 * CIRCOR International, Inc 680
487,076 CNH Industrial NV 7,014
14,727 Columbus McKinnon Corp 599
17,475 Comfort Systems USA, Inc 2,869
15,927 *,e Commercial Vehicle Group, Inc 177
13,197 * Concrete Pumping Holdings Inc 106
11,212 * Construction Partners Inc 352
42,178 * Core & Main, Inc 1,322
21,581 Crane Co 1,923
21,581 Crane Holdings Co 1,218
7,468 CSW Industrials, Inc 1,241
70,319 Cummins, Inc 17,239
19,563 Curtiss-Wright Corp 3,593
30,728 *,e Custom Truck One Source, Inc 207
135,999 Deere & Co 55,105
62,846 *,e Desktop Metal, Inc 111
63,211 Donaldson Co, Inc 3,951
16,771 Douglas Dynamics, Inc 501
69,542 Dover Corp 10,268
8,048 *,e Ducommun, Inc 351
11,117 * DXP Enterprises, Inc 405
16,954 * Dycom Industries, Inc 1,927
198,484 Eaton Corp 39,915
24,435 EMCOR Group, Inc 4,515
287,390 Emerson Electric Co 25,977
8,964 Encore Wire Corp 1,667
24,905 * Energy Recovery, Inc 696
12,892 *,e Energy Vault Holdings, Inc 35
32,971 Enerpac Tool Group Corp 890
18,213 EnerSys 1,977
55,762 *,e Enovix Corp 1,006
11,263 EnPro Industries, Inc 1,504
53,873 *,e Eos Energy Enterprises, Inc 234
28,088 Esab Corp 1,869
13,003 ESCO Technologies, Inc 1,348
41,349 *,e ESS Tech, Inc 61
9,017 *,e Eve Holding, Inc 95

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
287,776 Fastenal Co $ 16,976
32,884 Federal Signal Corp 2,106
102,782 Ferguson plc 16,169
71,435 Flowserve Corp 2,654
18,242 *,e Fluence Energy, Inc 486
77,505 * Fluor Corp 2,294
173,487 Fortive Corp 12,972
67,350 Fortune Brands Home & Security, Inc 4,846
20,104 Franklin Electric Co, Inc 2,069
49,125 FTAI Aviation Ltd 1,555
21,243 *,e FTC Solar, Inc 68
176,294 *,e FuelCell Energy, Inc 381
30,738 * Gates Industrial Corp plc 414
14,376 GATX Corp 1,851
31,919 * Generac Holdings, Inc 4,760
122,020 General Dynamics Corp 26,253
540,514 General Electric Co 59,375
17,907 * Gibraltar Industries, Inc 1,127
9,938 Global Industrial Co 276
21,710 * GMS, Inc 1,502
12,385 Gorman-Rupp Co 357
78,611 Graco, Inc 6,788
95,580 GrafTech International Ltd 482
24,972 Granite Construction, Inc 993
44,924 * Great Lakes Dredge & Dock Corp 367
19,838 Greenbrier Cos, Inc 855
20,793 Griffon Corp 838
17,554 H&E Equipment Services, Inc 803
21,061 * Hayward Holdings, Inc 271
21,280 HEICO Corp 3,765
38,786 HEICO Corp (Class A) 5,453
16,194 Helios Technologies, Inc 1,070
13,619 Herc Holdings, Inc 1,864
41,915 Hexcel Corp 3,186
32,149 Hillenbrand, Inc 1,649
69,001 * Hillman Solutions Corp 622
331,956 Honeywell International, Inc 68,881
188,854 Howmet Aerospace, Inc 9,360
27,556 Hubbell, Inc 9,136
22,109 * Hudson Technologies, Inc 213
19,554 Huntington Ingalls 4,451
63,978 *,e Hyliion Holdings Corp 107
7,224 Hyster-Yale Materials Handling, Inc 403
37,542 IDEX Corp 8,081
5,334 * IES Holdings, Inc 303
149,736 Illinois Tool Works, Inc 37,458
201,833 Ingersoll Rand, Inc 13,192
3,056 Insteel Industries, Inc 95
39,987 ITT, Inc 3,727
41,873 * Janus International Group, Inc 446
45,832 * JELD-WEN Holding, Inc 804
16,888 John Bean Technologies Corp 2,049
342,404 Johnson Controls International plc 23,331
5,348 Kadant, Inc 1,188
15,070 Kaman Corp 367
45,625 Kennametal, Inc 1,295
66,946 * Kratos Defense & Security Solutions, Inc 960
96,156 L3Harris Technologies, Inc 18,824
4,923 * Lawson Products, Inc 256
16,699 Lennox International, Inc 5,445
24,937 *,e Leonardo DRS, Inc 432
4,566 * Limbach Holdings, Inc 113

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,514 Lincoln Electric Holdings, Inc $ 5,664
5,950 Lindsay Corp 710
112,726 Lockheed Martin Corp 51,897
12,965 LSI Industries, Inc 163
17,575 Luxfer Holdings plc 250
22,630 * Manitowoc Co, Inc 426
107,444 Masco Corp 6,165
7,698 * Masonite International Corp 789
32,416 * Mastec, Inc 3,824
67,350 * Masterbrand, Inc 783
8,494 McGrath RentCorp 786
96,446 MDU Resources Group, Inc 2,020
30,340 * Mercury Systems, Inc 1,049
87,434 *,e Microvast Holdings, Inc 140
24,886 * Middleby Corp 3,679
7,280 Miller Industries, Inc 258
14,585 Moog, Inc (Class A) 1,581
43,932 * MRC Global, Inc 442
19,273 MSC Industrial Direct Co (Class A) 1,836
28,683 Mueller Industries, Inc 2,503
85,916 Mueller Water Products, Inc (Class A) 1,394
6,055 * MYR Group, Inc 838
3,534 National Presto Industries, Inc 259
15,496 * NEXTracker, Inc 617
109,431 *,e Nikola Corp 151
28,439 Nordson Corp 7,058
71,358 Northrop Grumman Corp 32,525
6,891 * Northwest Pipe Co 208
78,206 * NOW, Inc 810
16,026 *,e NuScale Power Corp 109
74,858 nVent Electric plc 3,868
2,354 Omega Flex, Inc 244
33,865 Oshkosh Corp 2,932
206,243 Otis Worldwide Corp 18,358
42,635 Owens Corning, Inc 5,564
253,825 PACCAR, Inc 21,232
14,228 e Park Aerospace Corp 196
63,680 Parker-Hannifin Corp 24,838
20,471 * Parsons Corp 985
81,606 Pentair plc 5,272
36,380 * PGT Innovations, Inc 1,061
274,975 *,e Plug Power, Inc 2,857
7,077 Powell Industries, Inc 429
1,801 Preformed Line Products Co 281
28,783 Primoris Services Corp 877
15,505 * Proto Labs, Inc 542
16,969 Quanex Building Products Corp 456
71,936 Quanta Services, Inc 14,132
728,658 Raytheon Technologies Corp 71,379
13,498 * RBC Bearings, Inc 2,935
32,418 Regal-Beloit Corp 4,989
82,950 * Resideo Technologies, Inc 1,465
8,757 REV Group, Inc 116
109,316 *,e Rocket Lab USA, Inc 656
56,702 Rockwell Automation, Inc 18,680
15,224 Rush Enterprises, Inc (Class A) 925
6,895 e Rush Enterprises, Inc (Class B) 469
80,042 Sensata Technologies Holding plc 3,601
63,890 *,e SES AI Corp 156
81,772 * Shoals Technologies Group, Inc 2,090
18,886 Shyft Group, Inc 417
19,894 Simpson Manufacturing Co, Inc 2,755

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,415 * SiteOne Landscape Supply, Inc $ 4,086
25,706 Snap-On, Inc 7,408
59,911 Spirit Aerosystems Holdings, Inc (Class A) 1,749
23,935 * SPX Technologies, Inc 2,034
4,143 Standex International Corp 586
77,790 Stanley Black & Decker, Inc 7,290
73,460 *,e Stem, Inc 420
18,886 * Sterling Construction Co, Inc 1,054
42,585 *,e SunPower Corp 417
109,516 * Sunrun, Inc 1,956
10,075 Tennant Co 817
35,787 Terex Corp 2,141
13,596 Textainer Group Holdings Ltd 535
95,205 Textron, Inc 6,439
24,419 * Thermon Group Holdings 650
35,263 Timken Co 3,228
27,553 * Titan International, Inc 316
11,613 * Titan Machinery, Inc 343
51,928 Toro Co 5,279
19,490 *,e TPI Composites, Inc 202
115,072 Trane Technologies plc 22,009
3,856 * Transcat Inc 329
26,124 TransDigm Group, Inc 23,359
52,464 * Trex Co, Inc 3,440
42,805 Trinity Industries, Inc 1,101
23,840 Triton International Ltd 1,985
32,779 * Triumph Group, Inc 406
27,269 *,e Tutor Perini Corp 195
26,618 UFP Industries, Inc 2,583
34,882 United Rentals, Inc 15,535
67,280 * Univar Solutions Inc 2,411
10,628 Valmont Industries, Inc 3,093
7,860 * Vectrus, Inc 390
45,774 *,e Velo3D, Inc 99
7,828 Veritiv Corp 983
154,466 Vertiv Holdings Co 3,826
12,845 * Vicor Corp 694
96,965 *,e Virgin Galactic Holdings, Inc 376
22,246 W.W. Grainger, Inc 17,543
23,411 Wabash National Corp 600
16,513 e Watsco, Inc 6,299
12,667 Watts Water Technologies, Inc (Class A) 2,327
22,053 WESCO International, Inc 3,949
86,408 Westinghouse Air Brake Technologies Corp 9,476
105,633 * WillScot Mobile Mini Holdings Corp 5,048
30,482 Woodward Inc 3,625
17,318 *,e Xometry, Inc 367
119,342 Xylem, Inc 13,440
65,462 Zurn Water Solutions Corp 1,760
TOTAL CAPITAL GOODS 1,414,463
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
27,128 ABM Industries, Inc 1,157
5,587 ACCO Brands Corp 29
57,811 * ACV Auctions, Inc 998
174,070 * Alight, Inc 1,608
11,286 Aris Water Solution, Inc 116
27,574 * ASGN Inc 2,085
152,445 *,e Aurora Innovation, Inc 448
207,728 Automatic Data Processing, Inc 45,657
5,145 Barrett Business Services, Inc 449
60,886 * BlackSky Technology, Inc 135

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
66,781 Booz Allen Hamilton Holding Co $ 7,453
16,522 *,e BrightView Holdings, Inc 119
26,557 Brink's Co 1,801
57,307 Broadridge Financial Solutions, Inc 9,492
10,973 * CACI International, Inc (Class A) 3,740
26,846 * Casella Waste Systems, Inc (Class A) 2,428
18,053 * CBIZ, Inc 962
14,787 * Ceco Environmental Corp 198
8,021 * Cimpress plc 477
43,380 Cintas Corp 21,563
226,376 * Clarivate Analytics plc 2,157
27,814 * Clean Harbors, Inc 4,573
21,043 Concentrix Corp 1,699
91,431 * Conduent, Inc 311
213,693 * Copart, Inc 19,491
49,610 * CoreCivic, Inc 467
201,024 * CoStar Group, Inc 17,891
3,881 CRA International, Inc 396
17,763 CSG Systems International, Inc 937
22,984 Deluxe Corp 402
20,676 * Driven Brands Holdings, Inc 559
129,661 Dun & Bradstreet Holdings, Inc 1,500
1,045 Ennis, Inc 21
59,468 Equifax, Inc 13,993
17,218 * ExlService Holdings, Inc 2,601
28,338 Exponent, Inc 2,644
15,944 * First Advantage Corp 246
31,321 *,e FiscalNote Holdings, Inc 114
7,582 * Forrester Research, Inc 221
7,620 * Franklin Covey Co 333
16,142 * FTI Consulting, Inc 3,070
81,103 Genpact Ltd 3,047
42,598 *,e Geo Group, Inc 305
42,732 * Harsco Corp 422
40,910 Healthcare Services Group 611
14,300 Heidrick & Struggles International, Inc 379
8,893 * Heritage-Crystal Clean, Inc 336
37,280 Herman Miller, Inc 551
10,874 * HireRight Holdings Corp 123
27,032 HNI Corp 762
9,371 * Huron Consulting Group, Inc 796
6,267 ICF International, Inc 780
12,531 *,e Innodata Isogen, Inc 142
19,828 Insperity, Inc 2,359
44,581 Interface, Inc 392
64,684 Jacobs Solutions, Inc 7,690
67,918 * KAR Auction Services, Inc 1,034
66,111 KBR, Inc 4,301
20,372 Kelly Services, Inc (Class A) 359
11,207 Kforce, Inc 702
29,134 Korn/Ferry International 1,443
23,268 * Legalzoom.com, Inc 281
69,072 Leidos Holdings, Inc 6,111
67,802 *,e Li-Cycle Holdings Corp 376
19,090 * Liquidity Services, Inc 315
25,524 Manpower, Inc 2,027
16,885 Matthews International Corp (Class A) 720
31,583 MAXIMUS, Inc 2,669
12,017 * Montrose Environmental Group, Inc 506
19,573 MSA Safety, Inc 3,405
4,961 NL Industries, Inc 27
5,211 * NV5 Global Inc 577

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
160,797 Paychex, Inc $ 17,988
33,846 *,e Performant Financial Corp 91
95,984 Pitney Bowes, Inc 340
79,689 *,e Planet Labs PBC 257
90,452 RB Global, Inc 5,427
4,854 *,e Red Violet, Inc 100
101,923 Republic Services, Inc 15,612
20,546 Resources Connection, Inc 323
52,374 Robert Half International, Inc 3,940
119,495 Rollins, Inc 5,118
28,414 Science Applications International Corp 3,196
12,140 * SP Plus Corp 475
111,085 SS&C Technologies Holdings, Inc 6,732
61,807 Steelcase, Inc (Class A) 477
49,051 * Stericycle, Inc 2,278
12,139 * Sterling Check Corp 149
25,107 Tetra Tech, Inc 4,111
100,803 TransUnion 7,896
15,001 * TriNet Group, Inc 1,425
19,072 * TrueBlue, Inc 338
10,054 TTEC Holdings, Inc 340
8,983 Unifirst Corp 1,392
63,645 * Upwork, Inc 594
71,089 Verisk Analytics, Inc 16,068
63,620 * Verra Mobility Corp 1,255
15,178 * Viad Corp 408
5,586 VSE Corp 305
202,813 Waste Management, Inc 35,172
5,398 * Willdan Group, Inc 103
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 349,999
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
18,290 * 1-800-FLOWERS.COM, Inc (Class A) 143
18,402 Aaron's Co, Inc 260
23,424 * Abercrombie & Fitch Co (Class A) 883
36,738 Academy Sports & Outdoors, Inc 1,986
31,209 Advance Auto Parts, Inc 2,194
4,492,206 * Amazon.com, Inc 585,604
85,497 American Eagle Outfitters, Inc 1,009
3,312 * America's Car-Mart, Inc 331
65,041 Arko Corp 517
10,565 * Asbury Automotive Group, Inc 2,540
17,038 * Autonation, Inc 2,805
9,247 * AutoZone, Inc 23,056
119,103 Bath & Body Works, Inc 4,466
97,064 Best Buy Co, Inc 7,954
11,361 e Big 5 Sporting Goods Corp 104
15,681 * Boot Barn Holdings, Inc 1,328
14,004 Buckle, Inc 485
7,271 Build-A-Bear Workshop, Inc 156
33,332 * Burlington Stores, Inc 5,246
20,111 Caleres, Inc 481
22,123 e Camping World Holdings, Inc 666
78,807 * CarMax, Inc 6,596
19,398 * CarParts.com, Inc 82
47,579 * Carvana Co 1,233
12,003 Cato Corp (Class A) 96
66,517 * Chico's FAS, Inc 356
9,723 *,e ContextLogic, Inc 64
546,099 * Coupang, Inc 9,502
32,814 Designer Brands, Inc 331
30,615 * Destination XL Group, Inc 150

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,635 Dick's Sporting Goods, Inc $ 3,785
1,003 e Dillard's, Inc (Class A) 327
7,236 * Duluth Holdings, Inc 45
264,293 eBay, Inc 11,811
61,188 * Etsy, Inc 5,177
34,837 *,e EVgo, Inc 139
27,604 * Five Below, Inc 5,425
55,907 * Floor & Decor Holdings, Inc 5,812
33,391 e Foot Locker, Inc 905
11,421 e Franchise Group, Inc 327
10,965 *,e Funko, Inc 119
138,452 *,e GameStop Corp (Class A) 3,357
81,317 e Gap, Inc 726
7,998 * Genesco, Inc 200
67,692 Genuine Parts Co 11,456
6,868 Group 1 Automotive, Inc 1,773
29,518 * GrowGeneration Corp 100
21,962 e Guess?, Inc 427
9,098 Haverty Furniture Cos, Inc 275
9,181 Hibbett Sports, Inc 333
505,000 Home Depot, Inc 156,873
65,995 Kohl's Corp 1,521
9,431 * Lands' End, Inc 73
59,869 * Leslie's, Inc 562
13,553 Lithia Motors, Inc (Class A) 4,122
125,433 LKQ Corp 7,309
297,584 Lowe's Companies, Inc 67,165
109,170 Macy's, Inc 1,752
11,739 * MarineMax, Inc 401
18,107 Monro Muffler, Inc 736
8,996 Murphy USA, Inc 2,799
47,869 * National Vision Holdings, Inc 1,163
57,180 e Nordstrom, Inc 1,171
18,624 * ODP Corp 872
35,834 * Ollie's Bargain Outlet Holdings, Inc 2,076
5,690 *,e OneWater Marine, Inc 206
30,424 * O'Reilly Automotive, Inc 29,064
24,586 * Overstock.com, Inc 801
9,990 Penske Auto Group, Inc 1,665
40,988 * Petco Health & Wellness Co, Inc 365
14,105 e PetMed Express, Inc 195
18,519 Pool Corp 6,938
27,217 Rent-A-Center, Inc 847
19,596 *,e Revolve Group, Inc 321
9,426 * RH 3,107
166,152 Ross Stores, Inc 18,631
66,571 * Sally Beauty Holdings, Inc 822
4,712 Shoe Carnival, Inc 111
20,162 Signet Jewelers Ltd 1,316
13,058 * Sleep Number Corp 356
11,945 Sonic Automotive, Inc (Class A) 569
19,952 *,e Sportsman's Warehouse Holdings, Inc 114
32,244 *,e Stitch Fix Inc 124
30,109 *,e ThredUp, Inc 73
6,790 *,e Tilly's, Inc 48
574,452 TJX Companies, Inc 48,708
55,517 Tractor Supply Co 12,275
25,507 * Ulta Beauty, Inc 12,004
31,536 * Urban Outfitters, Inc 1,045
41,105 * Victoria's Secret & Co 716
42,783 *,e Warby Parker, Inc 500
41,399 * Wayfair, Inc 2,691

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
32,140 Williams-Sonoma, Inc $ 4,022
1,945 Winmark Corp 647
11,661 * Zumiez, Inc 194
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,110,213
CONSUMER DURABLES & APPAREL - 1.2%
15,286 Acushnet Holdings Corp 836
48,382 * Allbirds, Inc 61
35,953 *,e AMMO, Inc 77
21,459 * Beazer Homes USA, Inc 607
35,190 Brunswick Corp 3,049
63,158 * Callaway Golf Co 1,254
56,416 * Capri Holdings Ltd 2,025
19,479 Carter's, Inc 1,414
5,040 * Cavco Industries, Inc 1,487
13,611 Century Communities, Inc 1,043
14,289 e Clarus Corp 131
14,763 Columbia Sportswear Co 1,140
23,677 e Cricut, Inc 289
31,668 * Crocs, Inc 3,561
13,051 * Deckers Outdoor Corp 6,886
155,068 DR Horton, Inc 18,870
10,739 *,e Dream Finders Homes, Inc 264
18,783 e Ethan Allen Interiors, Inc 531
74,771 * Garmin Ltd 7,798
24,084 * G-III Apparel Group Ltd 464
74,136 * GoPro, Inc 307
16,535 * Green Brick Partners, Inc 939
156,073 e Hanesbrands, Inc 709
67,084 Hasbro, Inc 4,345
13,347 * Helen of Troy Ltd 1,442
5,483 Hooker Furniture Corp 102
2,792 * Hovnanian Enterprises, Inc 277
13,822 Installed Building Products, Inc 1,937
15,263 * iRobot Corp 691
3,583 Johnson Outdoors, Inc 220
36,885 KB Home 1,907
30,075 Kontoor Brands, Inc 1,266
12,660 * Latham Group, Inc 47
25,091 La-Z-Boy, Inc 719
4,968 * Legacy Housing Corp 115
73,033 Leggett & Platt, Inc 2,163
127,166 Lennar Corp (Class A) 15,935
6,837 Lennar Corp (Class B) 772
12,635 * LGI Homes, Inc 1,704
5,568 * Lovesac Co 150
55,390 * Lululemon Athletica, Inc 20,965
13,163 * M/I Homes, Inc 1,148
13,092 * Malibu Boats, Inc 768
8,407 Marine Products Corp 142
13,690 * MasterCraft Boat Holdings, Inc 420
167,123 * Mattel, Inc 3,266
23,210 MDC Holdings, Inc 1,086
17,632 Meritage Homes Corp 2,509
28,443 * Mohawk Industries, Inc 2,934
11,320 Movado Group, Inc 304
207,669 Newell Brands Inc 1,807
592,917 Nike, Inc (Class B) 65,440
1,436 * NVR, Inc 9,119
8,770 Oxford Industries, Inc 863
145,284 * Peloton Interactive, Inc 1,117
24,590 Polaris Inc 2,974

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
107,132 Pulte Homes, Inc $ 8,322
27,406 e Purple Innovation, Inc 76
34,330 PVH Corp 2,917
19,684 Ralph Lauren Corp 2,427
3,738 Rocky Brands, Inc 79
72,360 * Skechers U.S.A., Inc (Class A) 3,810
28,672 * Skyline Champion Corp 1,877
29,016 Smith & Wesson Brands, Inc 378
67,337 * Sonos, Inc 1,100
44,766 Steven Madden Ltd 1,463
3,716 Sturm Ruger & Co, Inc 197
115,012 Tapestry, Inc 4,923
44,029 * Taylor Morrison Home Corp 2,147
87,531 Tempur Sealy International, Inc 3,507
54,918 Toll Brothers, Inc 4,342
15,774 * TopBuild Corp 4,196
12,158 * Traeger, Inc 52
47,835 * TRI Pointe Homes, Inc 1,572
84,878 * Under Armour, Inc (Class A) 613
110,542 * Under Armour, Inc (Class C) 742
180,319 VF Corp 3,442
27,806 * Vista Outdoor, Inc 769
34,786 *,e Vizio Holding Corp 235
32,024 *,e Vuzix Corp 163
26,040 Whirlpool Corp 3,874
48,726 Wolverine World Wide, Inc 716
46,993 * YETI Holdings, Inc 1,825
TOTAL CONSUMER DURABLES & APPAREL 258,160
CONSUMER SERVICES - 2.4%
25,118 * Accel Entertainment, Inc 265
86,801 ADT, Inc 523
22,794 * Adtalem Global Education, Inc 783
202,077 * Airbnb, Inc 25,898
108,444 ARAMARK Holdings Corp 4,669
17,816 * Bally's Corp 277
769 *,e Biglari Holdings, Inc (B Shares) 152
15,173 * BJ's Restaurants, Inc 483
44,145 Bloomin' Brands, Inc 1,187
8,897 e Bluegreen Vacations Holding Corp 317
18,498 * Booking Holdings, Inc 49,951
19,931 *,e Bowlero Corp 232
31,873 Boyd Gaming Corp 2,211
28,106 * Bright Horizons Family Solutions 2,598
25,489 * Brinker International, Inc 933
109,557 * Caesars Entertainment, Inc 5,584
495,919 *,e Carnival Corp 9,338
11,838 Carriage Services, Inc 384
18,666 * Carrols Restaurant Group, Inc 94
16,727 * Century Casinos, Inc 119
23,639 e Cheesecake Factory 817
54,286 * Chegg, Inc 482
13,771 * Chipotle Mexican Grill, Inc (Class A) 29,456
13,984 e Choice Hotels International, Inc 1,643
38,334 Churchill Downs, Inc 5,335
12,474 * Chuy's Holdings, Inc 509
57,806 * Coursera, Inc 753
12,944 e Cracker Barrel Old Country Store, Inc 1,206
62,350 Darden Restaurants, Inc 10,417
23,587 * Dave & Buster's Entertainment, Inc 1,051
41,277 * Denny's Corp 509
7,772 Dine Brands Global Inc. 451

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,765 Domino's Pizza, Inc $ 6,324
150,388 * DoorDash, Inc 11,493
208,489 * DraftKings, Inc 5,540
12,069 * Duolingo, Inc 1,725
14,501 El Pollo Loco Holdings, Inc 127
10,835 *,e European Wax Center, Inc 202
45,885 * Everi Holdings, Inc 663
71,540 * Expedia Group, Inc 7,826
7,524 * First Watch Restaurant Group, Inc 127
45,952 * frontdoor, Inc 1,466
16,841 * Full House Resorts, Inc 113
16,169 * Global Business Travel Group I 117
7,389 * Golden Entertainment, Inc 309
1,473 Graham Holdings Co 842
12,080 * Grand Canyon Education, Inc 1,247
70,456 H&R Block, Inc 2,245
34,161 * Hilton Grand Vacations, Inc 1,552
128,092 Hilton Worldwide Holdings, Inc 18,644
24,452 Hyatt Hotels Corp 2,802
11,356 * Inspired Entertainment, Inc 167
54,564 International Game Technology plc 1,740
12,544 Jack in the Box, Inc 1,223
44,656 e Krispy Kreme, Inc 658
2,885 *,e Kura Sushi USA, Inc 268
167,139 * Las Vegas Sands Corp 9,694
62,559 Laureate Education, Inc 756
20,784 * Life Time Group Holdings, Inc 409
10,890 * Lindblad Expeditions Holdings, Inc 118
125,752 Marriott International, Inc (Class A) 23,099
18,319 Marriott Vacations Worldwide Corp 2,248
363,563 McDonald's Corp 108,491
149,684 MGM Resorts International 6,574
22,276 *,e Mister Car Wash, Inc 215
7,140 Monarch Casino & Resort, Inc 503
22,451 * Mondee Holdings, Inc 200
1,387 Nathan's Famous, Inc 109
29,475 *,e Nerdy, Inc 123
8,091 * Noodles & Co 27
204,209 * Norwegian Cruise Line Holdings Ltd 4,446
29,338 * OneSpaWorld Holdings Ltd 355
18,811 Papa John's International, Inc 1,389
85,767 * Penn National Gaming, Inc 2,061
46,334 * Perdoceo Education Corp 569
45,756 * Planet Fitness, Inc 3,086
18,591 * PlayAGS, Inc 105
12,559 * Portillo's, Inc 283
13,091 * Potbelly Corp 115
6,547 RCI Hospitality Holdings, Inc 498
8,020 * Red Robin Gourmet Burgers, Inc 111
26,499 Red Rock Resorts, Inc 1,240
47,538 *,e Rover Group, Inc 233
116,622 * Royal Caribbean Cruises Ltd 12,098
28,549 * Rush Street Interactive, Inc 89
186,641 *,e Sabre Corp 595
45,102 * Scientific Games Corp (Class A) 3,101
22,953 * SeaWorld Entertainment, Inc 1,286
70,217 Service Corp International 4,535
20,425 * Shake Shack, Inc 1,587
42,367 * Six Flags Entertainment Corp 1,101
562,500 Starbucks Corp 55,721
11,328 Strategic Education, Inc 768
13,194 * Stride, Inc 491

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
67,428 * Super Group SGHC Ltd $ 196
44,740 *,e Sweetgreen, Inc 574
21,327 *,e Target Hospitality Corp 286
35,053 Texas Roadhouse, Inc (Class A) 3,936
29,960 Travel & Leisure Co 1,209
36,983 *,e Udemy, Inc 397
16,593 * Universal Technical Institute, Inc 115
20,017 Vail Resorts, Inc 5,039
75,359 Wendy's 1,639
16,288 Wingstop, Inc 3,260
26,120 *,e WW International Inc 176
45,815 Wyndham Hotels & Resorts, Inc 3,142
52,771 Wynn Resorts Ltd 5,573
8,699 *,e Xponential Fitness, Inc 150
140,288 Yum! Brands, Inc 19,437
TOTAL CONSUMER SERVICES 519,605
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
207,327 Albertsons Cos, Inc 4,524
19,849 Andersons, Inc 916
68,459 * BJ's Wholesale Club Holdings, Inc 4,314
18,360 Casey's General Stores, Inc 4,478
14,374 * Chefs' Warehouse Holdings, Inc 514
221,308 Costco Wholesale Corp 119,148
109,187 Dollar General Corp 18,538
102,577 * Dollar Tree, Inc 14,720
47,990 * Grocery Outlet Holding Corp 1,469
21,180 * HF Foods Group Inc 99
7,244 Ingles Markets, Inc (Class A) 599
319,100 Kroger Co 14,998
6,410 Natural Grocers by Vitamin C 78
71,529 * Performance Food Group Co 4,309
14,866 Pricesmart, Inc 1,101
7,101 SpartanNash Co 160
46,984 * Sprouts Farmers Market, Inc 1,726
255,327 SYSCO Corp 18,945
229,289 Target Corp 30,243
30,449 * United Natural Foods, Inc 595
108,028 * US Foods Holding Corp 4,753
4,843 Village Super Market (Class A) 110
352,175 Walgreens Boots Alliance, Inc 10,033
709,467 Walmart, Inc 111,514
8,426 Weis Markets, Inc 541
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 368,425
ENERGY - 4.1%
8,490 e Altus Midstream Co 298
18,289 * Amplify Energy Corp 124
183,627 Antero Midstream Corp 2,130
142,450 * Antero Resources Corp 3,281
164,451 APA Corp 5,619
7,811 Arch Resources, Inc 881
30,298 Archrock, Inc 310
17,877 Ardmore Shipping Corp 221
7,867 Atlas Energy Solutions, Inc 137
504,749 Baker Hughes Co 15,955
36,376 Berry Petroleum Co LLC 250
37,806 Bonanza Creek Energy, Inc 2,623
88,444 *,e Borr Drilling Ltd 666
4,788 * Bristow Group, Inc 138
390,242 Cabot Oil & Gas Corp 9,873
29,784 Cactus, Inc 1,260

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,263 California Resources Corp $ 1,371
21,769 * Callon Petroleum Co 763
5,171 * Centrus Energy Corp 168
110,556 ChampionX Corp 3,432
120,835 Cheniere Energy, Inc 18,410
63,038 Chesapeake Energy Corp 5,275
862,277 Chevron Corp 135,679
75,896 * Clean Energy Fuels Corp 376
87,769 *,e CNX Resources Corp 1,555
7,387 e Comstock Resources Inc 86
604,686 ConocoPhillips 62,651
16,946 CONSOL Energy, Inc 1,149
23,258 e Core Laboratories, Inc 541
10,678 Crescent Energy, Inc 111
11,149 CVR Energy, Inc 334
27,497 Delek US Holdings, Inc 658
20,324 * Denbury, Inc 1,753
319,329 Devon Energy Corp 15,436
55,111 DHT Holdings, Inc 470
51,211 * Diamond Offshore Drilling, Inc 729
88,232 Diamondback Energy, Inc 11,590
9,586 * DMC Global, Inc 170
19,179 Dorian LPG Ltd 492
19,159 * Dril-Quip, Inc 446
48,260 DT Midstream, Inc 2,392
7,121 *,e Earthstone Energy, Inc 102
70,957 * Encore Energy Corp 171
56,201 *,e Energy Fuels, Inc 351
16,485 e Enviva, Inc 179
295,926 EOG Resources, Inc 33,866
179,575 EQT Corp 7,386
223,182 Equitrans Midstream Corp 2,134
15,511 Evolution Petroleum Corp 125
9,511 e Excelerate Energy, Inc 193
2,025,314 Exxon Mobil Corp 217,215
14,619 FLEX LNG Ltd 446
5,005 * Forum Energy Technologies, Inc 128
39,745 * Frank's International NV 704
106,507 *,e Gevo, Inc 162
42,501 Golar LNG Ltd 857
26,945 * Green Plains Inc 869
6,101 * Gulfport Energy Operating Corp 641
11,237 *,e Hallador Energy Co 96
447,624 Halliburton Co 14,767
100,808 * Helix Energy Solutions Group, Inc 744
52,744 Helmerich & Payne, Inc 1,870
138,535 Hess Corp 18,834
74,422 HF Sinclair Corp 3,320
16,438 International Seaways, Inc 629
988,383 Kinder Morgan, Inc 17,020
234,852 * Kosmos Energy Ltd 1,407
6,863 *,e Laredo Petroleum, Inc 310
83,825 Liberty Oilfield Services, Inc 1,121
85,538 Magnolia Oil & Gas Corp 1,788
324,498 Marathon Oil Corp 7,470
219,968 Marathon Petroleum Corp 25,648
61,756 Matador Resources Co 3,231
75,569 Murphy Oil Corp 2,894
4,194 * Nabors Industries Ltd 390
24,850 New Fortress Energy, Inc 665
63,344 * Newpark Resources, Inc 331
15,430 *,e NextDecade Corp 127

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
76,759 * NexTier Oilfield Solutions, Inc $ 686
42,961 * Noble Corp plc 1,775
68,002 Nordic American Tankers Ltd 250
26,098 Northern Oil and Gas, Inc 896
214,007 NOV, Inc 3,433
18,920 Oasis Petroleum, Inc 2,910
347,704 Occidental Petroleum Corp 20,445
54,360 * Oceaneering International, Inc 1,016
38,178 * Oil States International, Inc 285
219,998 ONEOK, Inc 13,578
28,818 * Overseas Shipholding Group, Inc 120
128,970 Ovintiv, Inc 4,910
23,180 * Par Pacific Holdings, Inc 617
101,807 Patterson-UTI Energy, Inc 1,219
59,487 PBF Energy, Inc 2,435
40,091 PDC Energy, Inc 2,852
60,358 Peabody Energy Corp 1,307
98,820 Permian Resources Corp 1,083
233,279 Phillips 66 22,250
116,018 Pioneer Natural Resources Co 24,037
11,921 *,e ProFrac Holding Corp 133
48,018 * ProPetro Holding Corp 396
112,319 Range Resources Corp 3,302
12,558 * Rex American Resources Corp 437
4,815 e Riley Exploration Permian, Inc 172
44,313 *,e Ring Energy, Inc 76
42,512 RPC, Inc 304
16,291 SandRidge Energy, Inc 248
711,520 Schlumberger Ltd 34,950
18,385 Scorpio Tankers, Inc 868
12,227 * SEACOR Marine Holdings, Inc 140
24,929 * Seadrill Ltd 1,029
6,869 Select Energy Services, Inc 56
45,041 SFL Corp Ltd 420
6,017 *,e SilverBow Resources, Inc 175
33,204 Sitio Royalties Corp 872
63,633 SM Energy Co 2,013
6,855 Solaris Oilfield Infrastructure, Inc 57
541,965 * Southwestern Energy Co 3,257
55,355 * Talos Energy, Inc 768
114,858 Targa Resources Investments, Inc 8,741
218,592 * TechnipFMC plc 3,633
35,750 * Teekay Corp 216
11,719 e Teekay Tankers Ltd 448
255,722 *,e Tellurian, Inc 361
66,939 * Tetra Technologies, Inc 226
2,915 Texas Pacific Land Corp 3,838
16,234 * Tidewater, Inc 900
282,816 *,e Uranium Energy Corp 962
37,988 * US Silica Holdings, Inc 461
29,976 e Vaalco Energy, Inc 113
31,352 * Valaris Ltd 1,973
179,615 Valero Energy Corp 21,069
27,727 *,e Vertex Energy, Inc 173
13,021 e Vitesse Energy, Inc 292
14,396 * W&T Offshore, Inc 56
36,238 * Weatherford International Ltd 2,407
611,614 Williams Cos, Inc 19,957
29,960 World Fuel Services Corp 620
TOTAL ENERGY 900,217

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
46,252 Acadia Realty Trust $ 666
44,065 Agree Realty Corp 2,881
47,563 Alexander & Baldwin, Inc 884
1,329 e Alexander's, Inc 244
83,569 Alexandria Real Estate Equities, Inc 9,484
6,783 Alpine Income Property Trust, Inc 110
28,646 American Assets Trust, Inc 550
68,514 American Finance Trust, Inc 463
165,609 American Homes 4 Rent 5,871
234,198 American Tower Corp 45,420
133,721 Americold Realty Trust 4,319
74,495 Apartment Income REIT Corp 2,689
73,193 Apartment Investment and Management Co 624
106,401 Apple Hospitality REIT, Inc 1,608
31,681 Armada Hoffler Properties, Inc 370
69,587 AvalonBay Communities, Inc 13,171
81,787 Boston Properties, Inc 4,710
35,081 BraeMar Hotels & Resorts, Inc 141
92,621 Brandywine Realty Trust 431
132,744 Brixmor Property Group, Inc 2,920
77,650 Broadstone Net Lease, Inc 1,199
6,068 Brt Realty Trust 120
52,715 Camden Property Trust 5,739
50,740 CareTrust REIT, Inc 1,008
13,650 e CBL & Associates Properties, Inc 301
9,060 Centerspace 556
28,285 Chatham Lodging Trust 265
21,833 City Office REIT, Inc 122
10,462 Clipper Realty, Inc 59
9,586 Community Healthcare Trust, Inc 317
61,652 Corporate Office Properties Trust 1,464
84,914 Cousins Properties, Inc 1,936
218,330 Crown Castle International Corp 24,877
11,994 e CTO Realty Growth, Inc 206
110,271 CubeSmart 4,925
114,160 DiamondRock Hospitality Co 914
146,213 Digital Realty Trust, Inc 16,649
136,618 e Diversified Healthcare Trust 307
91,371 e Douglas Emmett, Inc 1,149
46,730 e Easterly Government Properties, Inc 678
21,698 EastGroup Properties, Inc 3,767
82,308 e Empire State Realty Trust, Inc 616
36,844 EPR Properties 1,724
46,203 Equinix, Inc 36,220
43,426 Equity Commonwealth 880
91,603 Equity Lifestyle Properties, Inc 6,127
191,041 Equity Residential 12,603
63,885 Essential Properties Realty Trust, Inc 1,504
31,793 Essex Property Trust, Inc 7,449
66,345 Extra Space Storage, Inc 9,875
19,962 e Farmland Partners, Inc 244
39,750 Federal Realty Investment Trust 3,847
67,202 First Industrial Realty Trust, Inc 3,538
41,086 Four Corners Property Trust, Inc 1,044
119,848 Gaming and Leisure Properties, Inc 5,808
18,198 Getty Realty Corp 615
17,811 e Gladstone Commercial Corp 220
11,325 e Gladstone Land Corp 184
30,930 Global Medical REIT, Inc 282
44,961 Global Net Lease, Inc 462
202,313 Healthcare Realty Trust, Inc 3,816

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
279,927 Healthpeak Properties Inc $ 5,627
27,708 Hersha Hospitality Trust 169
46,362 Highwoods Properties, Inc 1,109
366,232 Host Hotels and Resorts, Inc 6,164
80,595 Hudson Pacific Properties 340
115,925 Independence Realty Trust, Inc 2,112
12,344 Innovative Industrial Properties, Inc 901
34,736 InvenTrust Properties Corp 804
307,088 Invitation Homes, Inc 10,564
146,394 Iron Mountain, Inc 8,318
16,656 e iStar, Inc 395
64,898 e JBG SMITH Properties 976
63,758 Kilroy Realty Corp 1,918
300,353 Kimco Realty Corp 5,923
118,460 Kite Realty Group Trust 2,646
44,100 Lamar Advertising Co 4,377
144,484 Lexington Realty Trust 1,409
42,193 Life Storage, Inc 5,610
19,960 LTC Properties, Inc 659
107,859 Macerich Co 1,216
47,939 * Mack-Cali Realty Corp 769
283,531 e Medical Properties Trust, Inc 2,626
56,954 Mid-America Apartment Communities, Inc 8,649
22,628 National Health Investors, Inc 1,186
82,721 National Retail Properties, Inc 3,540
38,309 National Storage Affiliates Trust 1,334
21,654 NETSTREIT Corp 387
14,859 NexPoint Diversified Real Estate Trust 186
12,730 NexPoint Residential Trust, Inc 579
23,677 Office Properties Income Trust 182
108,572 Omega Healthcare Investors, Inc 3,332
9,166 One Liberty Properties, Inc 186
29,999 e Orion Office REIT, Inc 198
76,197 Outfront Media, Inc 1,198
101,864 Paramount Group, Inc 451
132,332 Park Hotels & Resorts, Inc 1,697
14,178 e Peakstone Realty Trust 396
71,223 e Pebblebrook Hotel Trust 993
59,852 e Phillips Edison & Co, Inc 2,040
107,460 Physicians Realty Trust 1,503
36,714 Piedmont Office Realty Trust, Inc 267
13,733 Plymouth Industrial REIT, Inc 316
9,072 e Postal Realty Trust, Inc 133
40,727 e PotlatchDeltic Corp 2,152
461,410 Prologis, Inc 56,583
78,080 Public Storage, Inc 22,790
75,814 Rayonier, Inc 2,381
329,347 Realty Income Corp 19,692
84,639 Regency Centers Corp 5,228
63,462 Retail Opportunities Investment Corp 857
98,830 Rexford Industrial Realty, Inc 5,161
92,471 RLJ Lodging Trust 950
57,913 RPT Realty 605
28,461 Ryman Hospitality Properties 2,645
116,469 Sabra Healthcare REIT, Inc 1,371
6,451 Saul Centers, Inc 238
52,759 SBA Communications Corp 12,227
93,168 Service Properties Trust 810
164,473 Simon Property Group, Inc 18,993
103,764 SITE Centers Corp 1,372
38,202 e SL Green Realty Corp 1,148
62,949 Spirit Realty Capital, Inc 2,479

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
84,224 STAG Industrial, Inc $ 3,022
73,018 Summit Hotel Properties, Inc 475
60,721 Sun Communities, Inc 7,922
117,301 Sunstone Hotel Investors, Inc 1,187
54,135 Tanger Factory Outlet Centers, Inc 1,195
35,329 Terreno Realty Corp 2,123
162,250 UDR, Inc 6,970
20,169 UMH Properties, Inc 322
121,658 Uniti Group, Inc 562
2,401 Universal Health Realty Income Trust 114
70,770 Urban Edge Properties 1,092
20,808 Urstadt Biddle Properties, Inc (Class A) 442
205,950 Ventas, Inc 9,735
487,538 VICI Properties, Inc 15,323
96,380 Vornado Realty Trust 1,748
46,196 Washington REIT 759
247,635 d Welltower, Inc 20,031
368,298 Weyerhaeuser Co 12,342
25,132 Whitestone REIT 244
105,506 WP Carey, Inc 7,128
62,184 Xenia Hotels & Resorts, Inc 765
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 605,740
FINANCIAL SERVICES - 7.5%
8,101 e AFC Gamma, Inc 101
17,614 Affiliated Managers Group, Inc 2,640
110,488 *,e Affirm Holdings, Inc 1,694
247,438 e AGNC Investment Corp 2,507
8,948 Alerus Financial Corp 161
148,401 Ally Financial, Inc 4,008
9,522 A-Mark Precious Metals, Inc 356
295,700 American Express Co 51,511
52,363 Ameriprise Financial, Inc 17,393
239,553 Annaly Capital Management, Inc 4,793
68,911 e Apollo Commercial Real Estate Finance, Inc 780
259,935 Apollo Global Management, Inc 19,966
61,262 e Arbor Realty Trust, Inc 908
22,112 e Ares Commercial Real Estate Corp 224
78,238 Ares Management Corp 7,538
26,163 e ARMOUR Residential REIT, Inc 139
32,135 Artisan Partners Asset Management, Inc 1,263
8,796 * Assetmark Financial Holdings, Inc 261
2,420 *,e Atlanticus Holdings Corp 102
75,147 * AvidXchange Holdings, Inc 780
10,240 B. Riley Financial, Inc 471
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 50
393,753 Bank of New York Mellon Corp 17,530
913,040 * Berkshire Hathaway, Inc (Class B) 311,347
166,153 BGC Partners, Inc (Class A) 736
74,298 BlackRock, Inc 51,350
87,301 e Blackstone Mortgage Trust, Inc 1,817
353,948 Blackstone, Inc 32,907
267,045 * Block, Inc 17,777
30,473 *,e Blucora, Inc 682
207,831 Blue Owl Capital, Inc 2,421
27,328 Bread Financial Holdings, Inc 858
23,450 Brightsphere Investment Group, Inc 491
46,061 BrightSpire Capital, Inc 310
48,331 * Cannae Holdings, Inc 977
31,787 * Cantaloupe, Inc 253
188,945 Capital One Financial Corp 20,665
106,775 Carlyle Group, Inc 3,411

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,596 Cass Information Systems, Inc $ 411
49,547 CBOE Global Markets, Inc 6,838
739,011 Charles Schwab Corp 41,887
7,850 e Chicago Atlantic Real Estate Finance, Inc 119
121,929 e Chimera Investment Corp 704
47,158 e Claros Mortgage Trust, Inc 535
178,858 CME Group, Inc 33,141
15,440 Cohen & Steers, Inc 895
79,947 *,e Coinbase Global, Inc 5,720
31,056 e Compass Diversified Trust 674
16,856 Corebridge Financial, Inc 298
3,577 *,e Credit Acceptance Corp 1,817
2,179 Diamond Hill Investment Group, Inc 373
126,246 Discover Financial Services 14,752
19,156 * Donnelley Financial Solutions, Inc 872
11,107 e Dynex Capital, Inc 140
17,423 e Ellington Financial Inc 240
15,393 Enact Holdings, Inc 387
10,179 * Encore Capital Group, Inc 495
14,291 * Enova International, Inc 759
175,999 Equitable Holdings, Inc 4,780
51,962 Essent Group Ltd 2,432
22,022 * Euronet Worldwide, Inc 2,585
18,622 Evercore Inc 2,302
31,074 EVERTEC, Inc 1,144
19,752 Factset Research Systems, Inc 7,914
4,507 Federal Agricultural Mortgage Corp (FAMC) 648
295,001 Fidelity National Information Services, Inc 16,137
17,545 FirstCash Holdings, Inc 1,637
306,551 * Fiserv, Inc 38,671
36,005 * FleetCor Technologies, Inc 9,040
47,493 * Flywire Corp 1,474
32,102 * Focus Financial Partners, Inc 1,686
55,325 *,e Forge Global Holdings, Inc 134
23,368 e Franklin BSP Realty Trust, Inc 331
145,793 Franklin Resources, Inc 3,894
23,172 e GCM Grosvenor, Inc 175
130,424 Global Payments, Inc 12,849
161,010 Goldman Sachs Group, Inc 51,932
31,227 Granite Point Mortgage Trust, Inc 166
33,057 * Green Dot Corp 619
18,233 Hamilton Lane, Inc 1,458
41,845 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,046
25,893 Houlihan Lokey, Inc 2,546
9,245 * I3 Verticals, Inc 211
49,742 Interactive Brokers Group, Inc (Class A) 4,132
275,961 Intercontinental Exchange Group, Inc 31,206
13,645 * International Money Express Inc 335
183,237 Invesco Ltd 3,080
10,073 e Invesco Mortgage Capital, Inc 116
37,546 Jack Henry & Associates, Inc 6,283
38,721 Jackson Financial, Inc 1,185
66,557 Janus Henderson Group plc 1,814
110,637 Jefferies Financial Group, Inc 3,670
321,978 KKR & Co, Inc 18,031
17,625 e KKR Real Estate Finance Trust, Inc 215
49,932 Ladder Capital Corp 542
54,468 Lazard Ltd (Class A) 1,743
42,896 * LendingClub Corp 418
6,343 * LendingTree, Inc 140
38,862 LPL Financial Holdings, Inc 8,450
18,723 MarketAxess Holdings, Inc 4,895

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
222,577 * Marqeta, Inc $ 1,084
418,313 Mastercard, Inc (Class A) 164,523
8,062 Merchants Bancorp 206
46,018 MFA Financial, Inc 517
136,986 MGIC Investment Corp 2,163
33,380 Moelis & Co 1,513
79,628 Moody's Corp 27,688
599,548 Morgan Stanley 51,201
12,847 Morningstar, Inc 2,519
37,224 * Mr Cooper Group, Inc 1,885
38,535 MSCI, Inc (Class A) 18,084
173,507 Nasdaq Inc 8,649
35,663 Navient Corp 663
3,424 Nelnet, Inc (Class A) 330
13,129 *,e NerdWallet, Inc 124
239,188 New Residential Investment Corp 2,236
18,284 New York Mortgage Trust, Inc 181
11,601 *,e NewtekOne, Inc 184
38,864 * NMI Holdings, Inc 1,003
102,028 Northern Trust Corp 7,564
3,281 * Ocwen Financial Corp 98
52,599 OneMain Holdings, Inc 2,298
56,898 * Open Lending Corp 598
4,738 e Orchid Island Capital, Inc 49
21,454 P10, Inc 242
98,142 * Pagseguro Digital Ltd 926
26,821 e Patria Investments Ltd 384
110,964 * Payoneer Global, Inc 534
559,796 * PayPal Holdings, Inc 37,355
18,818 * Paysafe Ltd 190
9,684 PennyMac Financial Services, Inc 681
47,765 PennyMac Mortgage Investment Trust 644
23,862 e Perella Weinberg Partners 199
10,272 Piper Jaffray Cos 1,328
13,025 PJT Partners, Inc 907
24,781 * PRA Group, Inc 566
17,833 * PROG Holdings, Inc 573
73,149 Radian Group, Inc 1,849
95,906 Raymond James Financial, Inc 9,952
79,027 e Ready Capital Corp 891
49,700 e Redwood Trust, Inc 317
8,577 Regional Management Corp 262
43,126 * Remitly Global, Inc 812
42,004 * Repay Holdings Corp 329
330,896 * Robinhood Markets, Inc 3,302
74,318 * Rocket Cos, Inc 666
159,980 S&P Global, Inc 64,134
10,879 Sculptor Capital Management, Inc 96
50,003 SEI Investments Co 2,981
23,585 * Shift4 Payments, Inc 1,602
4,705 e Silvercrest Asset Management Group, Inc 95
126,744 SLM Corp 2,068
457,564 * SoFi Technologies, Inc 3,816
5,909 * Star Holdings 87
137,605 e Starwood Property Trust, Inc 2,670
166,237 State Street Corp 12,165
20,369 StepStone Group, Inc 505
56,036 Stifel Financial Corp 3,344
120,616 * StoneCo Ltd 1,537
11,369 * StoneX Group, Inc 945
223,832 Synchrony Financial 7,592
112,790 T Rowe Price Group, Inc 12,635

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
34,383 TFS Financial Corp $ 432
176,704 * Toast, Inc 3,988
32,761 e TPG RE Finance Trust, Inc 243
31,933 e TPG, Inc 934
52,338 Tradeweb Markets, Inc 3,584
37,367 e Two Harbors Investment Corp 519
37,848 *,e Upstart Holdings, Inc 1,355
23,393 e UWM Holdings Corp 131
8,459 Victory Capital Holdings, Inc 267
51,259 Virtu Financial, Inc 876
2,751 Virtus Investment Partners, Inc 543
807,422 Visa, Inc (Class A) 191,747
48,558 Voya Financial, Inc 3,482
12,277 Walker & Dunlop, Inc 971
19,189 Waterstone Financial, Inc 278
198,450 Western Union Co 2,328
20,819 * WEX, Inc 3,791
84,317 e WisdomTree Investments, Inc 578
2,399 *,e World Acceptance Corp 322
165,480 * XP, Inc 3,882
TOTAL FINANCIAL SERVICES 1,639,093
FOOD, BEVERAGE & TOBACCO - 3.1%
3,213 e Alico, Inc 82
890,037 Altria Group, Inc 40,319
272,729 Archer-Daniels-Midland Co 20,607
34,958 e B&G Foods, Inc (Class A) 487
87,744 *,e Benson Hill, Inc 114
31,483 *,e Beyond Meat, Inc 409
5,121 * Boston Beer Co, Inc (Class A) 1,580
13,162 *,e BRC, Inc 68
25,010 Brown-Forman Corp (Class A) 1,702
91,961 Brown-Forman Corp (Class B) 6,141
70,268 Bunge Ltd 6,630
11,455 Calavo Growers, Inc 332
22,629 Cal-Maine Foods, Inc 1,018
94,499 Campbell Soup Co 4,320
29,057 *,e Celsius Holdings, Inc 4,335
1,941,639 Coca-Cola Co 116,925
2,566 Coca-Cola Consolidated Inc 1,632
225,066 ConAgra Brands, Inc 7,589
77,123 Constellation Brands, Inc (Class A) 18,982
81,644 * Darling International, Inc 5,208
35,454 Dole plc 479
11,007 * Duckhorn Portfolio, Inc 143
85,884 Flowers Foods, Inc 2,137
20,613 Fresh Del Monte Produce, Inc 530
23,047 * Freshpet, Inc 1,517
290,625 General Mills, Inc 22,291
46,022 * Hain Celestial Group, Inc 576
72,018 Hershey Co 17,983
143,109 Hormel Foods Corp 5,756
71,472 * Hostess Brands, Inc 1,810
32,682 Ingredion, Inc 3,463
8,046 J&J Snack Foods Corp 1,274
51,061 J.M. Smucker Co 7,540
5,780 John B. Sanfilippo & Son, Inc 678
128,962 Kellogg Co 8,692
474,896 Keurig Dr Pepper, Inc 14,850
400,099 Kraft Heinz Co 14,203
72,659 Lamb Weston Holdings, Inc 8,352
10,268 Lancaster Colony Corp 2,065

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,891 *,e Limoneira Co $ 138
123,083 McCormick & Co, Inc 10,737
9,193 MGP Ingredients, Inc 977
20,226 * Mission Produce, Inc 245
90,373 Molson Coors Brewing Co (Class B) 5,950
677,723 Mondelez International, Inc 49,433
370,829 * Monster Beverage Corp 21,300
12,819 * National Beverage Corp 620
686,779 PepsiCo, Inc 127,205
770,256 Philip Morris International, Inc 75,192
24,393 * Pilgrim's Pride Corp 524
27,833 * Post Holdings, Inc 2,412
92,946 Primo Water Corp 1,166
127 Seaboard Corp 452
5,451 * Seneca Foods Corp 178
46,457 * Simply Good Foods Co 1,700
14,597 * Sovos Brands, Inc 285
50,062 * SunOpta, Inc 335
29,630 * TreeHouse Foods, Inc 1,493
4,760 Turning Point Brands, Inc 114
140,077 Tyson Foods, Inc (Class A) 7,150
11,870 Universal Corp 593
32,173 Utz Brands, Inc 526
78,380 Vector Group Ltd 1,004
14,289 * Vita Coco Co, Inc 384
13,394 * Vital Farms, Inc 161
14,287 *,e Westrock Coffee Co 155
TOTAL FOOD, BEVERAGE & TOBACCO 663,248
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
863,155 Abbott Laboratories 94,101
48,576 * Acadia Healthcare Co, Inc 3,869
27,471 * Accolade, Inc 370
46,624 * Accuray, Inc 180
42,027 * AdaptHealth Corp 511
8,397 * Addus HomeCare Corp 778
12,333 *,e Agiliti, Inc 203
137,773 *,e agilon health, Inc 2,389
38,052 * Align Technology, Inc 13,457
14,356 * Alignment Healthcare, Inc 83
51,829 * Allscripts Healthcare Solutions, Inc 653
31,277 * Alphatec Holdings Inc 562
17,538 * Amedisys, Inc 1,604
106,234 * American Well Corp 223
79,426 AmerisourceBergen Corp 15,284
20,081 * AMN Healthcare Services, Inc 2,191
26,107 * Angiodynamics, Inc 272
16,786 *,e Apollo Medical Holdings, Inc 530
22,609 * AtriCure, Inc 1,116
1,019 Atrion Corp 576
26,266 * Avanos Medical, Inc 671
21,058 *,e Aveanna Healthcare Holdings, Inc 36
18,090 * AxoGen, Inc 165
22,714 * Axonics Modulation Technologies, Inc 1,146
252,024 Baxter International, Inc 11,482
141,575 Becton Dickinson & Co 37,377
715,898 * Boston Scientific Corp 38,723
100,981 * Brookdale Senior Living, Inc 426
98,379 *,e Butterfly Network, Inc 226
126,195 Cardinal Health, Inc 11,934
11,625 * Castle Biosciences, Inc 159
277,027 * Centene Corp 18,685

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
50,223 * Certara, Inc $ 915
71,510 * Cerus Corp 176
6,630 Chemed Corp 3,591
145,607 Cigna Corp 40,857
8,700 * Computer Programs & Systems, Inc 215
15,846 Conmed Corp 2,153
24,480 Cooper Cos, Inc 9,386
4,814 * Corvel Corp 932
25,224 * Cross Country Healthcare, Inc 708
23,064 * CryoLife, Inc 396
10,004 *,e Cutera, Inc 151
638,783 CVS Health Corp 44,159
24,791 * DaVita, Inc 2,491
10,656 *,e Definitive Healthcare Corp 117
106,534 Dentsply Sirona, Inc 4,263
191,265 * Dexcom, Inc 24,579
41,284 * DocGo, Inc 387
49,456 * Doximity, Inc 1,682
300,187 * Edwards Lifesciences Corp 28,317
118,195 Elevance Health, Inc 52,513
30,207 Embecta Corp 652
54,203 Encompass Health Corp 3,670
27,101 * Enhabit, Inc 312
21,428 * Enovis Corp 1,374
28,674 Ensign Group, Inc 2,737
79,184 * Envista Holdings Corp 2,680
45,708 *,e Evolent Health, Inc 1,385
65,385 * Figs, Inc 541
11,072 *,e Fulgent Genetics, Inc 410
194,324 GE HealthCare Technologies, Inc 15,787
24,523 * Glaukos Corp 1,746
36,060 * Globus Medical, Inc 2,147
49,332 * Guardant Health, Inc 1,766
24,773 * Haemonetics Corp 2,109
101,984 HCA Healthcare, Inc 30,950
24,393 * Health Catalyst, Inc 305
42,554 * HealthEquity, Inc 2,687
18,780 HealthStream, Inc 461
64,969 * Henry Schein, Inc 5,269
62,220 * Hims & Hers Health, Inc 585
119,793 * Hologic, Inc 9,700
62,959 Humana, Inc 28,151
10,885 * ICU Medical, Inc 1,940
40,842 * IDEXX Laboratories, Inc 20,512
24,734 * Inari Medical, Inc 1,438
9,354 * InfuSystem Holdings, Inc 90
38,335 * Inmode Ltd 1,432
10,000 *,e Innovage Holding Corp 75
12,244 * Inogen, Inc 141
13,280 * Inspire Medical Systems, Inc 4,311
34,390 * Insulet Corp 9,916
17,928 * Integer Holding Corp 1,589
30,442 * Integra LifeSciences Holdings Corp 1,252
174,158 * Intuitive Surgical, Inc 59,552
3,653 iRadimed Corp 174
16,105 * iRhythm Technologies, Inc 1,680
7,427 * Joint Corp 100
45,181 Laboratory Corp of America Holdings 10,904
34,223 * Lantheus Holdings, Inc 2,872
9,523 LeMaitre Vascular, Inc 641
25,006 *,e LifeStance Health Group, Inc 228
26,810 * LivaNova plc 1,379

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,240 * Masimo Corp $ 3,989
67,936 McKesson Corp 29,030
43,753 * MEDNAX, Inc 622
662,312 Medtronic plc 58,350
28,011 * Merit Medical Systems, Inc 2,343
2,255 Mesa Laboratories, Inc 290
6,780 * ModivCare, Inc 307
30,182 * Molina Healthcare, Inc 9,092
21,550 *,e Nano-X Imaging Ltd 334
2,600 National Healthcare Corp 161
5,598 National Research Corp 244
110,527 * Neogen Corp 2,404
58,635 * NeoGenomics, Inc 942
19,942 * Nevro Corp 507
37,773 * NextGen Healthcare, Inc 613
56,233 * Novocure Ltd 2,334
28,270 * NuVasive, Inc 1,176
23,061 * Omnicell, Inc 1,699
238,337 *,e Opko Health, Inc 517
8,440 * OptimizeRx Corp 121
80,646 * Option Care Health, Inc 2,620
40,487 * OraSure Technologies, Inc 203
18,671 * Orthofix Medical Inc 337
5,177 * OrthoPediatrics Corp 227
24,964 * Outset Medical, Inc 546
31,294 * Owens & Minor, Inc 596
23,637 * Paragon 28, Inc 419
44,685 Patterson Cos, Inc 1,486
17,723 * Pennant Group, Inc 218
17,918 * Penumbra, Inc 6,165
14,406 * PetIQ, Inc 219
20,801 * Phreesia, Inc 645
56,653 Premier, Inc 1,567
32,525 * Privia Health Group, Inc 849
13,124 *,e PROCEPT BioRobotics Corp 464
34,423 * Progyny, Inc 1,354
72,154 * Project Roadrunner Parent, Inc 1,331
13,858 * Pulmonx Corp 182
54,552 Quest Diagnostics, Inc 7,668
26,154 * QuidelOrtho Corp 2,167
20,774 * Quipt Home Medical Corp 111
25,914 * RadNet, Inc 845
70,741 Resmed, Inc 15,457
10,559 *,e RxSight, Inc 304
24,729 *,e Schrodinger, Inc 1,234
60,301 Select Medical Holdings Corp 1,921
150,613 *,e Sharecare, Inc 264
18,412 * Shockwave Medical Inc 5,255
17,531 * SI-BONE, Inc 473
18,916 * Silk Road Medical Inc 615
7,680 Simulations Plus, Inc 333
26,141 * Staar Surgical Co 1,374
51,240 STERIS plc 11,528
175,956 Stryker Corp 53,682
33,599 * Surgery Partners, Inc 1,512
10,275 *,e SurModics, Inc 322
10,460 * Tactile Systems Technology, Inc 261
35,006 * Tandem Diabetes Care, Inc 859
8,220 * Tela Bio, Inc 83
80,556 * Teladoc, Inc 2,040
23,691 Teleflex, Inc 5,734
53,386 * Tenet Healthcare Corp 4,345

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,786 * Transmedics Group, Inc $ 990
22,415 * Treace Medical Concepts, Inc 573
4,630 * UFP Technologies, Inc 898
463,534 UnitedHealth Group, Inc 222,793
29,977 Universal Health Services, Inc (Class B) 4,729
6,975 US Physical Therapy, Inc 847
2,349 Utah Medical Products, Inc 219
27,229 * Varex Imaging Corp 642
71,525 * Veeva Systems, Inc 14,143
88,085 *,e VG Acquisition Corp 154
27,942 *,e Vicarious Surgical, Inc 51
17,155 * Viemed Healthcare, Inc 168
104,652 Zimmer Biomet Holdings, Inc 15,237
12,899 * Zimvie, Inc 145
10,840 *,e Zynex Inc 104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,228,203
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
46,991 *,e Beauty Health Co 393
66,090 * BellRing Brands, Inc 2,419
7,431 * Central Garden & Pet Co 288
22,079 * Central Garden and Pet Co (Class A) 805
118,723 Church & Dwight Co, Inc 11,900
61,531 Clorox Co 9,786
407,930 Colgate-Palmolive Co 31,427
159,439 * Coty, Inc 1,960
29,639 Edgewell Personal Care Co 1,224
24,917 * elf Beauty, Inc 2,846
34,187 Energizer Holdings, Inc 1,148
116,171 Estee Lauder Cos (Class A) 22,814
58,982 * Herbalife Nutrition Ltd 781
9,082 Inter Parfums, Inc 1,228
167,466 Kimberly-Clark Corp 23,120
6,191 Medifast, Inc 571
5,868 * Nature's Sunshine Products, Inc 80
27,121 Nu Skin Enterprises, Inc (Class A) 901
2,434 * Oil-Dri Corp of America 144
43,357 * Olaplex Holdings, Inc 161
1,173,974 Procter & Gamble Co 178,139
28,002 Reynolds Consumer Products, Inc 791
21,541 Spectrum Brands Holdings, Inc 1,681
8,349 * USANA Health Sciences, Inc 526
10,102 * Waldencast plc 78
7,178 WD-40 Co 1,354
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 296,565
INSURANCE - 2.1%
299,869 Aflac, Inc 20,931
130,762 Allstate Corp 14,258
32,424 * AMBAC Financial Group, Inc 462
30,850 American Equity Investment Life Holding Co 1,608
34,605 American Financial Group, Inc 4,109
365,839 American International Group, Inc 21,050
13,468 Amerisafe, Inc 718
100,802 Aon plc 34,797
178,169 * Arch Capital Group Ltd 13,336
17,301 Argo Group International Holdings Ltd 512
105,529 Arthur J. Gallagher & Co 23,171
27,795 Assurant, Inc 3,494
28,366 Assured Guaranty Ltd 1,583
40,126 Axis Capital Holdings Ltd 2,160
25,977 * Brighthouse Financial, Inc 1,230

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
117,798 Brown & Brown, Inc $ 8,109
25,189 * BRP Group, Inc 624
206,011 Chubb Ltd 39,669
74,945 Cincinnati Financial Corp 7,294
2,717 CNA Financial Corp 105
66,761 Conseco, Inc 1,580
7,812 Donegal Group, Inc (Class A) 113
15,165 * eHealth, Inc 122
6,714 Employers Holdings, Inc 251
4,741 * Enstar Group Ltd 1,158
21,082 Everest Re Group Ltd 7,207
9,274 e F&G Annuities & Life, Inc 230
136,393 Fidelity National Financial Inc 4,910
52,851 First American Financial Corp 3,014
184,221 * Genworth Financial, Inc (Class A) 921
41,690 Globe Life, Inc 4,570
9,663 * Goosehead Insurance, Inc 608
20,683 * Greenlight Capital Re Ltd (Class A) 218
17,079 Hanover Insurance Group, Inc 1,930
155,341 Hartford Financial Services Group, Inc 11,188
3,092 e HCI Group, Inc 191
5,219 *,e Hippo Holdings, Inc 86
22,775 Horace Mann Educators Corp 675
1,119 Investors Title Co 163
19,526 James River Group Holdings Ltd 357
33,482 Kemper Corp 1,616
10,502 Kinsale Capital Group, Inc 3,930
20,988 *,e Lemonade, Inc 354
87,713 Lincoln National Corp 2,259
91,651 Loews Corp 5,442
46,136 *,e Maiden Holdings Ltd 97
6,672 * Markel Corp 9,229
245,377 Marsh & McLennan Cos, Inc 46,150
26,174 * MBIA, Inc 226
12,675 Mercury General Corp 384
322,462 Metlife, Inc 18,229
1,551 National Western Life Group, Inc 645
7,308 *,e NI Holdings, Inc 109
135,376 Old Republic International Corp 3,407
60,575 * Oscar Health, Inc 488
13,408 * Palomar Holdings, Inc 778
18,445 Primerica, Inc 3,648
120,318 Principal Financial Group 9,125
37,307 ProAssurance Corp 563
292,172 Progressive Corp 38,675
186,200 Prudential Financial, Inc 16,427
34,463 Reinsurance Group of America, Inc (Class A) 4,780
24,465 RenaissanceRe Holdings Ltd 4,563
20,019 RLI Corp 2,732
42,415 * Ryan Specialty Group Holdings, Inc 1,904
4,020 Safety Insurance Group, Inc 288
32,431 Selective Insurance Group, Inc 3,112
8,398 * SiriusPoint Ltd 76
5,293 * Skyward Specialty Insurance Group, Inc 134
15,315 Stewart Information Services Corp 630
22,143 Tiptree Inc 332
114,898 Travelers Cos, Inc 19,953
20,838 *,e Trupanion, Inc 410
16,104 United Fire Group Inc 365
22,402 Universal Insurance Holdings, Inc 346
99,041 Unum Group 4,724
101,609 W.R. Berkley Corp 6,052

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,280 White Mountains Insurance Group Ltd $ 1,778
53,031 Willis Towers Watson plc 12,489
TOTAL INSURANCE 465,161
MATERIALS - 2.8%
16,560 *,e 5E Advanced Materials, Inc 54
14,906 AdvanSix, Inc 521
110,729 Air Products & Chemicals, Inc 33,167
59,463 Albemarle Corp 13,266
99,055 Alcoa Corp 3,361
58,071 * Allegheny Technologies, Inc 2,568
5,106 e Alpha Metallurgical Resources, Inc 839
726,379 Amcor plc 7,249
20,501 American Vanguard Corp 366
30,628 Aptargroup, Inc 3,549
57,334 * Arconic Corp 1,696
13,288 *,† Ardagh Group S.A. 78
74,922 e Ardagh Metal Packaging S.A. 282
26,123 Ashland Global Holdings, Inc 2,270
11,564 * Aspen Aerogels, Inc 91
41,051 Avery Dennison Corp 7,053
49,682 Avient Corp 2,032
113,646 * Axalta Coating Systems Ltd 3,729
15,070 Balchem Corp 2,032
153,554 Ball Corp 8,938
56,523 Berry Global Group, Inc 3,637
23,466 Cabot Corp 1,570
8,054 e Caledonia Mining Corp plc 94
25,997 Carpenter Technology Corp 1,459
52,775 Celanese Corp (Series A) 6,111
12,437 * Century Aluminum Co 108
102,050 CF Industries Holdings, Inc 7,084
5,158 Chase Corp 625
78,774 Chemours Co 2,906
11,678 * Clearwater Paper Corp 366
267,350 * Cleveland-Cliffs, Inc 4,481
119,550 * Coeur Mining, Inc 339
53,154 Commercial Metals Co 2,799
20,319 Compass Minerals International, Inc 691
66,991 * Constellium SE 1,152
356,387 Corteva, Inc 20,421
52,888 Crown Holdings, Inc 4,594
36,022 *,e Danimer Scientific, Inc 86
28,159 *,e Diversey Holdings Ltd 236
352,447 Dow, Inc 18,771
231,914 DuPont de Nemours, Inc 16,568
16,817 Eagle Materials, Inc 3,135
60,013 Eastman Chemical Co 5,024
122,433 Ecolab, Inc 22,857
127,079 Element Solutions, Inc 2,440
64,363 FMC Corp 6,716
703,520 Freeport-McMoRan, Inc (Class B) 28,141
17,819 FutureFuel Corp 158
768,616 *,e Ginkgo Bioworks Holdings, Inc 1,430
32,454 Glatfelter Corp 98
145,764 Graphic Packaging Holding Co 3,503
14,075 Greif, Inc (Class A) 970
3,993 Greif, Inc (Class B) 308
22,652 H.B. Fuller Co 1,620
15,846 Hawkins, Inc 756
9,402 Haynes International, Inc 478
290,099 Hecla Mining Co 1,494

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
85,574 Huntsman Corp $ 2,312
96,273 *,e i-80 Gold Corp 217
21,966 * Ingevity Corp 1,278
11,273 Innospec, Inc 1,132
127,265 International Flavors & Fragrances, Inc 10,129
172,512 International Paper Co 5,488
6,735 * Intrepid Potash, Inc 153
23,280 *,e Ivanhoe Electric, Inc 304
8,625 Kaiser Aluminum Corp 618
24,111 * Knife River Corp 1,049
15,231 Koppers Holdings, Inc 519
14,288 Kronos Worldwide, Inc 125
244,631 Linde plc 93,224
80,227 *,e Livent Corp 2,201
34,555 Louisiana-Pacific Corp 2,591
16,250 * LSB Industries, Inc 160
129,559 LyondellBasell Industries NV 11,897
31,591 Martin Marietta Materials, Inc 14,585
11,119 Materion Corp 1,270
12,674 Minerals Technologies, Inc 731
166,909 Mosaic Co 5,842
39,809 * MP Materials Corp 911
18,118 Myers Industries, Inc 352
2,137 NewMarket Corp 859
396,127 Newmont Goldcorp Corp 16,899
149,512 * Novagold Resources Inc 597
125,425 Nucor Corp 20,567
90,414 * O-I Glass, Inc 1,929
62,167 Olin Corp 3,195
6,559 Olympic Steel, Inc 321
54,529 *,e Origin Materials, Inc 232
38,461 Orion Engineered Carbons SA 816
45,269 Packaging Corp of America 5,983
22,477 Pactiv Evergreen, Inc 170
62,456 *,e Perimeter Solutions S.A. 384
8,901 * Piedmont Lithium, Inc 514
115,690 PPG Industries, Inc 17,157
20,162 * PQ Group Holdings, Inc 231
28,487 *,e PureCycle Technologies, Inc 304
7,360 Quaker Chemical Corp 1,434
2,299 * Ramaco Resources, Inc 24
11,495 e Ramaco Resources, Inc 97
16,208 * Ranpak Holdings Corp 73
31,957 * Rayonier Advanced Materials, Inc 137
28,345 Reliance Steel & Aluminum Co 7,698
32,757 Royal Gold, Inc 3,760
63,937 RPM International, Inc 5,737
8,418 Ryerson Holding Corp 365
14,147 Schnitzer Steel Industries, Inc (Class A) 424
9,517 Schweitzer-Mauduit International, Inc 144
22,512 e Scotts Miracle-Gro Co (Class A) 1,411
70,338 Sealed Air Corp 2,813
18,559 Sensient Technologies Corp 1,320
119,317 Sherwin-Williams Co 31,681
41,605 Silgan Holdings, Inc 1,951
48,557 Sonoco Products Co 2,866
46,247 Southern Copper Corp 3,318
109,335 SSR Mining, Inc 1,550
83,444 Steel Dynamics, Inc 9,090
8,132 Stepan Co 777
65,111 * Summit Materials, Inc 2,464
48,451 SunCoke Energy, Inc 381

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,918 Sylvamo Corp $ 725
29,755 * TimkenSteel Corp 642
19,671 Tredegar Corp 131
23,586 Trimas Corp 648
23,427 Trinseo plc 297
62,538 Tronox Holdings plc 795
1,357 United States Lime & Minerals, Inc 283
112,139 United States Steel Corp 2,805
84,821 Valvoline, Inc 3,182
66,639 Vulcan Materials Co 15,023
28,082 Warrior Met Coal, Inc 1,094
14,533 Westlake Chemical Corp 1,736
113,717 WestRock Co 3,306
18,895 Worthington Industries, Inc 1,313
TOTAL MATERIALS 605,108
MEDIA & ENTERTAINMENT - 6.9%
385,931 Activision Blizzard, Inc 32,534
41,683 *,e Advantage Solutions, Inc 98
2,962,974 * Alphabet, Inc (Class A) 354,668
2,567,765 * Alphabet, Inc (Class C) 310,623
239,852 *,e AMC Entertainment Holdings, Inc 1,055
16,067 * AMC Networks, Inc 192
7,354 * Boston Omaha Corp 138
44,223 * Bumble, Inc 742
3,042 Cable One, Inc 1,999
51,402 * Cargurus, Inc 1,163
37,344 * Cars.com, Inc 740
52,183 * Charter Communications, Inc 19,170
58,982 * Cinemark Holdings, Inc 973
198,206 * Clear Channel 272
2,062,053 Comcast Corp (Class A) 85,678
772 *,e Daily Journal Corp 223
22,415 *,e DHI Group, Inc 86
136,485 * DISH Network Corp (Class A) 899
136,234 Electronic Arts, Inc 17,670
50,932 Entravision Communications Corp (Class A) 224
40,961 * Eventbrite Inc 391
8,345 * EverQuote Inc 54
31,270 * EW Scripps Co (Class A) 286
155,691 Fox Corp (Class A) 5,293
72,327 Fox Corp (Class B) 2,307
74,491 * Gannett Co, Inc 168
46,930 Gray Television, Inc 370
20,672 *,e Grindr, Inc 114
42,355 * IAC 2,660
27,196 * Imax Corp 462
16,911 * Integral Ad Science Holding Corp 304
183,140 Interpublic Group of Cos, Inc 7,066
23,547 John Wiley & Sons, Inc (Class A) 801
7,655 *,e Liberty Braves Group (Class A) 313
25,374 * Liberty Braves Group (Class C) 1,005
12,929 * Liberty Broadband Corp (Class A) 1,031
58,788 * Liberty Broadband Corp (Class C) 4,710
6,884 * Liberty Media Group (Class A) 465
100,858 * Liberty Media Group (Class C) 7,593
34,936 * Liberty SiriusXM Group (Class A) 1,146
72,983 * Liberty SiriusXM Group (Class C) 2,389
37,150 * Lions Gate Entertainment Corp (Class A) 328
71,817 * Lions Gate Entertainment Corp (Class B) 600
79,453 * Live Nation, Inc 7,239
10,365 Madison Square Garden Co 1,949

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,156 *,e Madison Square Garden Entertainment Corp $ 360
13,156 * Madison Square Garden Entertainment Corp 442
61,168 * Magnite, Inc 835
14,211 e Marcus Corp 211
148,269 * Match Group, Inc 6,205
11,302 *,e MediaAlpha, Inc 117
1,102,848 * Meta Platforms, Inc 316,495
218,971 * Netflix, Inc 96,455
73,578 New York Times Co (Class A) 2,898
189,629 News Corp (Class A) 3,698
66,535 News Corp (Class B) 1,312
18,525 Nexstar Media Group Inc 3,085
73,273 *,e Nextdoor Holdings, Inc 239
97,357 Omnicom Group, Inc 9,264
20,470 * Outbrain, Inc 101
4,594 Paramount Global (Class A) 85
305,131 Paramount Global (Class B) 4,855
300,393 * Pinterest, Inc 8,213
40,614 *,e Playstudios, Inc 199
42,908 * Playtika Holding Corp 498
21,386 * PubMatic, Inc 391
20,643 * QuinStreet, Inc 182
53,361 * Quotient Technology, Inc 205
227,072 * ROBLOX Corp 9,151
63,324 * Roku, Inc 4,050
19,984 Scholastic Corp 777
13,499 Shutterstock, Inc 657
11,690 e Sinclair, Inc 162
319,108 e Sirius XM Holdings, Inc 1,446
72,151 * Spotify Technology S.A. 11,584
33,238 * Stagwell, Inc 240
81,955 * Take-Two Interactive Software, Inc 12,061
12,153 * TechTarget, Inc 378
101,609 TEGNA, Inc 1,650
13,027 * Thryv Holdings, Inc 320
217,474 * Trade Desk, Inc 16,793
56,597 * TripAdvisor, Inc 933
44,667 * TrueCar, Inc 101
68,763 * Vimeo, Inc 283
12,686 * Vivid Seats, Inc 100
914,896 * Walt Disney Co 81,682
1,098,789 * Warner Bros Discovery, Inc 13,779
28,599 * WideOpenWest, Inc 241
18,467 World Wrestling Entertainment, Inc (Class A) 2,003
41,665 * Yelp, Inc 1,517
23,417 * Ziff Davis Inc 1,641
40,960 * ZipRecruiter, Inc 727
141,765 * ZoomInfo Technologies, Inc 3,599
TOTAL MEDIA & ENTERTAINMENT 1,500,411
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
45,940 * 10X Genomics, Inc 2,565
11,229 * 2seventy bio, Inc 114
22,403 * 4D Molecular Therapeutics, Inc 405
30,587 *,e 89bio, Inc 580
879,743 AbbVie, Inc 118,528
70,913 * Acadia Pharmaceuticals, Inc 1,698
23,691 * Aclaris Therapeutics, Inc 246
12,987 *,e Actinium Pharmaceuticals, Inc 96
59,774 * Adaptive Biotechnologies Corp 401
14,505 *,e Adicet Bio, Inc 35
95,244 * ADMA Biologics, Inc 351

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
107,560 * Agenus, Inc $ 172
147,034 Agilent Technologies, Inc 17,681
34,493 * Agios Pharmaceuticals, Inc 977
22,177 * Akero Therapeutics, Inc 1,035
23,019 *,e Aldeyra Therapeutics, Inc 193
31,429 * Alector, Inc 189
87,531 * Alkermes plc 2,740
33,411 * Allakos, Inc 146
28,864 *,e Allogene Therapeutics, Inc 143
10,335 *,e Allovir, Inc 35
61,672 * Alnylam Pharmaceuticals, Inc 11,714
15,824 * Alpine Immune Sciences, Inc 163
24,706 * Altimmune, Inc 87
9,675 * ALX Oncology Holdings, Inc 73
266,256 Amgen, Inc 59,114
151,298 * Amicus Therapeutics, Inc 1,900
53,162 * Amneal Pharmaceuticals, Inc 165
25,774 * Amphastar Pharmaceuticals, Inc 1,481
25,689 *,e Amylyx Pharmaceuticals, Inc 554
12,566 *,e AnaptysBio, Inc 256
30,524 *,e Anavex Life Sciences Corp 248
5,767 * ANI Pharmaceuticals, Inc 310
10,943 * Anika Therapeutics, Inc 284
46,610 * Apellis Pharmaceuticals, Inc 4,246
55,373 *,e Arbutus Biopharma Corp 127
15,098 * Arcellx, Inc 477
7,756 * Arcturus Therapeutics Holdings, Inc 222
20,717 * Arcus Biosciences, Inc 421
15,151 *,e Arcutis Biotherapeutics, Inc 144
105,254 *,e Ardelyx, Inc 357
55,310 * Arrowhead Pharmaceuticals Inc 1,972
23,815 * Arvinas, Inc 591
27,175 *,e Assertio Holdings, Inc 147
12,739 *,e Astria Therapeutics, Inc 106
35,244 * Atea Pharmaceuticals, Inc 132
9,389 *,e Aura Biosciences, Inc 116
68,772 *,e Aurinia Pharmaceuticals, Inc 666
318,550 * Avantor, Inc 6,543
33,858 * Avid Bioservices, Inc 473
38,891 * Avidity Biosciences, Inc 431
12,422 *,e Avita Medical, Inc 211
15,727 *,e Axsome Therapeutics, Inc 1,130
25,636 *,e Beam Therapeutics, Inc 819
97,016 * BioCryst Pharmaceuticals, Inc 683
71,702 * Biogen, Inc 20,424
23,650 * Biohaven Ltd 566
13,317 * BioLife Solutions Inc 294
93,702 * BioMarin Pharmaceutical, Inc 8,122
9,809 *,e Biomea Fusion, Inc 215
10,456 * Bio-Rad Laboratories, Inc (Class A) 3,964
78,368 Bio-Techne Corp 6,397
33,689 *,e Bluebird Bio, Inc 111
31,927 * Blueprint Medicines Corp 2,018
58,721 * Bridgebio Pharma, Inc 1,010
1,047,707 Bristol-Myers Squibb Co 67,001
39,365 * Brooks Automation, Inc 1,838
56,206 Bruker BioSciences Corp 4,155
12,686 * Cabaletta Bio, Inc 164
19,366 * Cara Therapeutics, Inc 55
27,306 *,e CareDx, Inc 232
10,333 *,e Caribou Biosciences, Inc 44
13,320 Carisma Therapeutics, Inc 117

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,876 *,e Cassava Sciences, Inc $ 512
85,996 * Catalent, Inc 3,729
50,782 * Catalyst Pharmaceuticals, Inc 683
8,603 * Celcuity, Inc 94
21,395 * Celldex Therapeutics, Inc 726
19,234 *,e Cerevel Therapeutics Holdings, Inc 611
25,265 * Charles River Laboratories International, Inc 5,312
28,644 * Chinook Therapeutics, Inc 1,101
23,538 * Codexis, Inc 66
22,858 * Cogent Biosciences, Inc 271
27,864 *,e Coherus Biosciences, Inc 119
16,286 * Collegium Pharmaceutical, Inc 350
45,293 *,e Compass Therapeutics, Inc 144
52,750 * Corcept Therapeutics, Inc 1,174
22,299 *,e CorMedix Inc 88
16,128 * Crinetics Pharmaceuticals, Inc 291
22,130 * CryoPort, Inc 382
7,345 * Cullinan Oncology, Inc 79
48,616 * Cymabay Therapeutics, Inc 532
51,177 * Cytek Biosciences, Inc 437
42,716 * Cytokinetics, Inc 1,393
328,137 Danaher Corp 78,753
11,974 * Day One Biopharmaceuticals, Inc 143
22,263 * Deciphera Pharmaceuticals, Inc 313
49,642 * Denali Therapeutics, Inc 1,465
14,200 *,e Design Therapeutics, Inc 89
14,558 * DICE Therapeutics, Inc 676
3,831 *,e Disc Medicine, Inc 170
58,823 *,e Dynavax Technologies Corp 760
16,387 * Dyne Therapeutics, Inc 184
6,368 * Eagle Pharmaceuticals, Inc 124
20,664 *,e Edgewise Therapeutics, Inc 160
35,681 * Editas Medicine, Inc 294
242,401 * Elanco Animal Health, Inc 2,439
421,946 Eli Lilly & Co 197,884
11,786 * Enanta Pharmaceuticals, Inc 252
11,571 * Enliven Therapeutics, Inc 236
10,600 *,e Entrada Therapeutics, Inc 160
70,095 *,e EQRx, Inc 130
33,527 * Erasca, Inc 93
17,590 * Evolus, Inc 128
88,922 * Exact Sciences Corp 8,350
170,031 * Exelixis, Inc 3,249
52,399 *,e EyePoint Pharmaceuticals, Inc 456
42,216 * Fate Therapeutics, Inc 201
10,305 *,e Foghorn Therapeutics, Inc 73
23,909 * Generation Bio Co 132
245,957 * Geron Corp 790
622,930 Gilead Sciences, Inc 48,009
44,572 *,e Gritstone Oncology, Inc 87
68,124 * Halozyme Therapeutics, Inc 2,457
12,195 * Harmony Biosciences Holdings, Inc 429
12,872 *,e Harrow Health, Inc 245
19,354 * Harvard Bioscience, Inc 106
10,524 * HilleVax, Inc 181
109,958 * Horizon Therapeutics Plc 11,309
40,572 * ICON plc 10,151
7,208 *,e Icosavax, Inc 72
15,316 * Ideaya Biosciences, Inc 360
2,211 *,e IGM Biosciences, Inc 20
78,792 * Illumina, Inc 14,773
10,169 *,e Immuneering Corp 103

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
36,493 *,e ImmunityBio, Inc $ 101
106,612 * Immunogen, Inc 2,012
19,494 * Immunovant, Inc 370
87,640 * Incyte Corp 5,456
15,231 *,e Inhibrx, Inc 395
34,523 * Innoviva, Inc 439
16,918 *,e Inozyme Pharma, Inc 94
60,247 * Insmed, Inc 1,271
34,856 * Intellia Therapeutics, Inc 1,421
12,921 *,e Intercept Pharmaceuticals, Inc 143
46,963 * Intra-Cellular Therapies, Inc 2,974
79,163 * Ionis Pharmaceuticals, Inc 3,248
74,052 * Iovance Biotherapeutics, Inc 521
92,212 * IQVIA Holdings, Inc 20,726
95,014 * Ironwood Pharmaceuticals, Inc 1,011
11,046 * iTeos Therapeutics, Inc 146
66,219 * IVERIC bio, Inc 2,605
8,802 *,e Janux Therapeutics, Inc 104
28,814 * Jazz Pharmaceuticals plc 3,572
1,296,781 Johnson & Johnson 214,643
10,666 * KalVista Pharmaceuticals Inc 96
17,697 * Karuna Therapeutics, Inc 3,838
46,110 * Karyopharm Therapeutics, Inc 83
17,404 *,e KemPharm, Inc 89
8,516 * Keros Therapeutics, Inc 342
18,676 *,e Kezar Life Sciences, Inc 46
11,321 * Kiniksa Pharmaceuticals Ltd 159
18,276 * Kodiak Sciences, Inc 126
9,785 * Krystal Biotech Inc 1,149
31,598 * Kura Oncology, Inc 334
15,771 * Kymera Therapeutics, Inc 363
30,110 *,e Lexicon Pharmaceuticals, Inc 69
8,586 * Ligand Pharmaceuticals, Inc (Class B) 619
65,652 *,e Lineage Cell Therapeutics, Inc 93
24,455 * Liquidia Corp 192
77,816 *,e Lyell Immunopharma, Inc 247
32,187 * MacroGenics, Inc 172
6,193 * Madrigal Pharmaceuticals, Inc 1,431
94,899 * MannKind Corp 386
54,984 * Maravai LifeSciences Holdings, Inc 683
24,801 * Marinus Pharmaceuticals, Inc 269
51,230 *,e MaxCyte, Inc 235
12,929 * Medpace Holdings, Inc 3,105
10,086 * MeiraGTx Holdings plc 68
1,265,638 Merck & Co, Inc 146,042
27,294 *,e Mersana Therapeutics, Inc 90
11,133 * Mettler-Toledo International, Inc 14,602
60,615 * MiMedx Group, Inc 401
7,068 * Mineralys Therapeutics, Inc 121
21,876 *,e Mirati Therapeutics, Inc 790
8,147 * Mirum Pharmaceuticals, Inc 211
165,972 * Moderna, Inc 20,166
14,704 *,e Monte Rosa Therapeutics, Inc 101
15,005 * Morphic Holding, Inc 860
46,607 * Myriad Genetics, Inc 1,080
22,499 * NanoString Technologies, Inc 91
51,554 * Natera, Inc 2,509
25,317 * Nautilus Biotechnology, Inc 98
51,383 * Neurocrine Biosciences, Inc 4,845
15,360 * NGM Biopharmaceuticals Inc 40
9,374 *,e Nkarta, Inc 21
40,572 *,e Novavax, Inc 301

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,085 * Nurix Therapeutics, Inc $ 171
10,256 *,e Nuvalent, Inc 433
35,946 * Nuvation Bio, Inc 65
41,830 * Ocular Therapeutix, Inc 216
13,370 *,e Olema Pharmaceuticals, Inc 121
12,172 * Omega Therapeutics, Inc 68
30,358 *,e Omeros Corp 165
3,255 *,† OmniAb, Inc 0
42,072 *,e OmniAb, Inc 212
3,255 *,† OmniAb, Inc 0
13,691 *,e Organogenesis Holdings Inc 45
127,492 Organon & Co 2,653
19,543 *,e ORIC Pharmaceuticals, Inc 152
77,299 *,e Outlook Therapeutics, Inc 135
29,936 *,e Ovid therapeutics, Inc 98
100,456 * Pacific Biosciences of California, Inc 1,336
23,821 * Pacira BioSciences Inc 955
65,063 PerkinElmer, Inc 7,729
69,259 Perrigo Co plc 2,351
2,817,377 Pfizer, Inc 103,341
6,396 * Phathom Pharmaceuticals, Inc 92
12,927 Phibro Animal Health Corp 177
27,964 * Pliant Therapeutics, Inc 507
14,315 * PMV Pharmaceuticals, Inc 90
37,958 * Point Biopharma Global, Inc 344
39,456 *,e Precigen, Inc 45
24,486 * Prestige Consumer Healthcare, Inc. 1,455
19,579 *,e Prime Medicine, Inc 287
30,525 * ProKidney Corp 342
22,557 * Protagonist Therapeutics, Inc 623
18,603 * Prothena Corp plc 1,270
37,990 * PTC Therapeutics, Inc 1,545
113,112 * QIAGEN NV 5,093
16,838 * Quanterix Corp 380
46,832 *,e Quantum-Si, Inc 84
15,258 * Rallybio Corp 86
6,533 * RAPT Therapeutics, Inc 122
14,987 * Reata Pharmaceuticals, Inc 1,528
61,485 *,e Recursion Pharmaceuticals, Inc 459
51,645 * Regeneron Pharmaceuticals, Inc 37,109
19,715 * REGENXBIO, Inc 394
31,945 * Relay Therapeutics, Inc 401
30,248 * Repligen Corp 4,279
10,254 * Replimune Group, Inc 238
33,815 * Revance Therapeutics, Inc 856
50,065 * REVOLUTION Medicines, Inc 1,339
25,414 *,e Rhythm Pharmaceuticals, Inc 419
86,450 * Rigel Pharmaceuticals, Inc 112
20,281 * Rocket Pharmaceuticals, Inc 403
121,596 *,e Roivant Sciences Ltd 1,226
189,332 Royalty Pharma plc 5,820
28,225 * Sage Therapeutics, Inc 1,327
46,510 *,e Sana Biotechnology, Inc 277
52,234 * Sangamo Therapeutics Inc 68
41,917 * Sarepta Therapeutics, Inc 4,800
38,005 *,e Savara, Inc 121
14,170 *,e Scholar Rock Holding Corp 107
14,352 * scPharmaceuticals, Inc 146
68,787 * Seagen, Inc 13,239
22,417 *,e Seer, Inc 96
37,976 *,e Seres Therapeutics, Inc 182
35,191 SIGA Technologies, Inc 178

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
76,705 *,e SomaLogic, Inc $ 177
99,083 *,†,e Sorrento Therapeutics, Inc 515
43,033 * Sotera Health Co 811
15,930 *,e SpringWorks Therapeutics, Inc 418
10,464 * Stoke Therapeutics, Inc 111
57,751 *,e Summit Therapeutics, Inc 145
26,807 * Supernus Pharmaceuticals, Inc 806
15,843 * Sutro Biopharma, Inc 74
24,529 * Syndax Pharmaceuticals, Inc 513
55,220 * Syneos Health, Inc 2,327
23,918 * Tango Therapeutics, Inc 79
4,094 *,e Taro Pharmaceutical Industries Ltd 155
9,396 * Tarsus Pharmaceuticals, Inc 170
22,763 *,e Tenaya Therapeutics, Inc 134
21,241 * Terns Pharmaceuticals, Inc 186
69,942 * TG Therapeutics, Inc 1,737
29,259 *,e Theravance Biopharma, Inc 303
192,349 Thermo Fisher Scientific, Inc 100,358
10,124 *,e Theseus Pharmaceuticals, Inc 94
25,726 * Travere Therapeutics, Inc 395
26,284 *,e Twist Bioscience Corp 538
6,957 *,e Tyra Biosciences, Inc 118
33,751 * Ultragenyx Pharmaceutical, Inc 1,557
22,243 * United Therapeutics Corp 4,910
9,811 *,e UroGen Pharma Ltd 102
31,395 * Vanda Pharmaceuticals, Inc 207
45,372 * Vaxcyte, Inc 2,266
11,485 * Ventyx Biosciences, Inc 377
29,297 *,e Vera Therapeutics, Inc 470
36,815 * Veracyte, Inc 938
24,994 * Vericel Corp 939
127,733 * Vertex Pharmaceuticals, Inc 44,951
23,209 *,e Verve Therapeutics, Inc 435
596,044 Viatris, Inc 5,949
47,438 *,e Viking Therapeutics, Inc 769
32,800 * Vir Biotechnology, Inc 805
16,873 * Viridian Therapeutics, Inc 401
19,087 *,e Vor BioPharma, Inc 59
15,628 * Voyager Therapeutics, Inc 179
29,140 * Waters Corp 7,767
29,537 *,e WaVe Life Sciences Ltd 108
37,278 West Pharmaceutical Services, Inc 14,258
61,355 *,e X4 Pharmaceuticals, Inc 119
27,098 * Xencor, Inc 677
67,913 *,e Xeris Biopharma Holdings, Inc 178
19,065 * Y-mAbs Therapeutics, Inc 129
18,143 * Zentalis Pharmaceuticals, Inc 512
230,733 Zoetis, Inc 39,735
26,472 * Zymeworks, Inc 229
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,680,437
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
150,369 * CBRE Group, Inc 12,136
133,621 * Compass, Inc 468
66,192 * Cushman & Wakefield plc 541
69,755 e DigitalBridge Group, Inc 1,026
41,150 Douglas Elliman, Inc 91
28,436 e eXp World Holdings Inc 577
425 * Forestar Group, Inc 10
4,942 * FRP Holdings, Inc 285
16,878 * Howard Hughes Corp 1,332
23,806 * Jones Lang LaSalle, Inc 3,709

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,610 Kennedy-Wilson Holdings, Inc $ 728
11,498 Marcus & Millichap, Inc 362
81,428 Newmark Group, Inc 507
228,590 *,e Opendoor Technologies, Inc 919
13,117 Re/Max Holdings, Inc 253
62,854 * Realogy Holdings Corp 420
57,095 *,e Redfin Corp 709
5,123 RMR Group, Inc 119
18,561 St. Joe Co 897
3,112 Stratus Properties, Inc 82
12,164 * Tejon Ranch Co 209
32,630 * Zillow Group, Inc (Class A) 1,605
74,688 * Zillow Group, Inc (Class C) 3,754
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 30,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
24,578 * ACM Research, Inc 321
799,225 * Advanced Micro Devices, Inc 91,040
12,826 *,e Aehr Test Systems 529
26,133 * Allegro MicroSystems, Inc 1,180
15,539 * Alpha & Omega Semiconductor Ltd 510
19,074 * Ambarella, Inc 1,596
55,705 Amkor Technology, Inc 1,657
253,090 Analog Devices, Inc 49,304
421,325 Applied Materials, Inc 60,898
10,142 *,e Atomera, Inc 89
16,075 * Axcelis Technologies, Inc 2,947
203,509 Broadcom, Inc 176,530
15,710 * Ceva, Inc 401
26,804 * Cirrus Logic, Inc 2,171
26,675 * Cohu, Inc 1,109
27,489 * Credo Technology Group Holding Ltd 477
23,788 * Diodes, Inc 2,200
66,786 * Enphase Energy, Inc 11,185
72,011 Entegris, Inc 7,980
51,096 * First Solar, Inc 9,713
42,439 * Formfactor, Inc 1,452
39,047 *,e GLOBALFOUNDRIES, Inc 2,522
15,133 * Ichor Holdings Ltd 567
13,074 * Impinj, Inc 1,172
51,148 *,e indie Semiconductor, Inc 481
2,074,355 Intel Corp 69,366
5,319 * inTEST Corp 140
68,381 KLA Corp 33,166
26,815 Kulicke & Soffa Industries, Inc 1,594
67,436 Lam Research Corp 43,352
68,594 * Lattice Semiconductor Corp 6,590
26,755 * MACOM Technology Solutions Holdings, Inc 1,753
426,190 Marvell Technology, Inc 25,478
12,490 * Maxeon Solar Technologies Ltd 352
38,172 * MaxLinear, Inc 1,205
267,926 Microchip Technology, Inc 24,003
542,476 Micron Technology, Inc 34,236
33,135 MKS Instruments, Inc 3,582
23,066 Monolithic Power Systems, Inc 12,461
26,573 * Nanometrics, Inc 3,095
50,806 * Navitas Semiconductor Corp 535
2,338 NVE Corp 228
1,184,757 NVIDIA Corp 501,176
214,873 * ON Semiconductor Corp 20,323
20,605 * PDF Solutions, Inc 929
29,998 * Photronics, Inc 774

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
25,919 Power Integrations, Inc $ 2,454
52,571 * Qorvo, Inc 5,364
557,333 QUALCOMM, Inc 66,345
53,820 * Rambus, Inc 3,454
35,296 * Semtech Corp 899
15,676 * Silicon Laboratories, Inc 2,473
7,023 * SiTime Corp 828
76,111 Skyworks Solutions, Inc 8,425
15,494 * SMART Global Holdings, Inc 449
19,257 * Synaptics, Inc 1,644
75,708 Teradyne, Inc 8,428
451,915 Texas Instruments, Inc 81,354
23,500 * Ultra Clean Holdings 904
24,314 Universal Display Corp 3,504
34,384 * Veeco Instruments, Inc 883
62,345 * Wolfspeed, Inc 3,466
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,403,243
SOFTWARE & SERVICES - 11.5%
65,506 * 8x8, Inc 277
32,215 A10 Networks, Inc 470
315,034 Accenture plc 97,213
68,208 * ACI Worldwide, Inc 1,580
57,275 Adeia, Inc 631
228,369 * Adobe, Inc 111,670
11,056 * Agilysys, Inc 759
75,911 * Akamai Technologies, Inc 6,822
26,945 * Alarm.com Holdings, Inc 1,393
15,192 * Alkami Technology, Inc 249
24,769 * Altair Engineering, Inc 1,878
32,290 * Alteryx, Inc 1,466
59,006 Amdocs Ltd 5,833
15,720 American Software, Inc (Class A) 165
28,669 * Amplitude, Inc 315
43,227 * Ansys, Inc 14,277
9,509 * Appfolio, Inc 1,637
20,140 *,e Appian Corp 959
33,758 * Applied Blockchain, Inc 316
116,026 * AppLovin Corp 2,985
40,356 * Asana, Inc 889
14,242 * Aspen Technology, Inc 2,387
9,467 * Asure Software, Inc 115
70,590 * Atlassian Corp 11,846
108,663 * Autodesk, Inc 22,234
66,029 *,e AvePoint, Inc 380
95,656 Bentley Systems, Inc 5,187
24,476 * BigCommerce Holdings, Inc 244
49,304 * Bill.Com Holdings, Inc 5,761
36,478 *,e Bit Digital, Inc 148
82,754 * Black Knight, Inc 4,943
26,411 *,e Blackbaud, Inc 1,880
29,853 * Blackline, Inc 1,607
66,925 * Box, Inc 1,966
17,121 *,e Braze, Inc 750
20,694 * Brightcove, Inc 83
29,086 *,e C3.ai, Inc 1,060
134,715 * Cadence Design Systems, Inc 31,593
87,215 * CCC Intelligent Solutions Holdings, Inc 978
22,039 * Cerence Inc 644
73,546 * Ceridian HCM Holding, Inc 4,925
17,869 *,e Cleanspark, Inc 77
31,897 e Clear Secure, Inc 739

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
144,134 * Cloudflare, Inc $ 9,422
252,727 Cognizant Technology Solutions Corp (Class A) 16,498
20,876 * Commvault Systems, Inc 1,516
92,360 * Confluent, Inc 3,261
7,805 * Consensus Cloud Solutions, Inc 242
13,583 *,e Couchbase, Inc 215
104,906 * Crowdstrike Holdings, Inc 15,408
6,968 *,e CS Disco, Inc 57
133,433 * Datadog, Inc 13,127
7,264 *,e Digimarc Corp 214
46,104 * Digital Turbine, Inc 428
39,126 *,e DigitalOcean Holdings, Inc 1,571
103,146 * DocuSign, Inc 5,270
29,210 Dolby Laboratories, Inc (Class A) 2,444
15,039 * Domo, Inc 220
55,975 * DoubleVerify Holdings, Inc 2,179
118,133 * Dropbox, Inc 3,151
113,169 * DXC Technology Co 3,024
106,722 * Dynatrace, Inc 5,493
87,429 *,e E2open Parent Holdings, Inc 490
17,480 Ebix, Inc 440
10,699 *,e eGain Corp 80
37,517 * Elastic NV 2,406
13,046 *,e Enfusion, Inc 146
17,890 * EngageSmart, Inc 342
30,234 * Envestnet, Inc 1,794
27,283 * EPAM Systems, Inc 6,132
21,053 * Everbridge, Inc 566
12,378 *,e EverCommerce, Inc 147
27,561 * Expensify, Inc 220
11,993 * Fair Isaac Corp 9,705
58,075 *,e Fastly, Inc 916
37,675 * Five9, Inc 3,106
15,452 *,e ForgeRock, Inc 317
321,842 * Fortinet, Inc 24,328
80,143 *,e Freshworks, Inc 1,409
37,831 * Gartner, Inc 13,253
283,454 Gen Digital, Inc 5,258
24,429 *,e Gitlab, Inc 1,249
21,651 * Globant S.A. 3,891
74,890 * GoDaddy, Inc 5,626
15,258 * Grid Dynamics Holdings, Inc 141
46,084 * Guidewire Software, Inc 3,506
17,956 Hackett Group, Inc 401
46,373 * HashiCorp, Inc 1,214
22,755 * HubSpot, Inc 12,108
5,474 * IBEX Ltd 116
17,943 * Informatica, Inc 332
18,219 Information Services Group, Inc 98
8,870 *,e Instructure Holdings, Inc 223
7,324 * Intapp, Inc 307
3,649 *,e Intelligent Systems Corp 93
13,365 InterDigital, Inc 1,290
451,229 International Business Machines Corp 60,379
136,205 Intuit, Inc 62,408
29,050 * Jamf Holding Corp 567
95,867 * Kyndryl Holdings, Inc 1,273
35,615 * LiveRamp Holdings, Inc 1,017
29,686 * Manhattan Associates, Inc 5,934
52,095 *,e Marathon Digital Holdings, Inc 722
112,247 *,e Matterport, Inc 354
11,893 *,e MeridianLink, Inc 247

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,710,694 Microsoft Corp $ 1,263,640
5,471 *,e MicroStrategy, Inc (Class A) 1,873
22,456 *,e Mitek Systems, Inc 243
14,483 * Model N, Inc 512
33,619 * MongoDB, Inc 13,817
19,169 * N-Able, Inc 276
25,933 *,e nCino OpCo, Inc 781
68,992 * NCR Corp 1,739
30,028 * New Relic, Inc 1,965
105,783 * Nutanix, Inc 2,967
76,550 * Okta, Inc 5,309
46,103 * Olo, Inc 298
4,837 ON24, Inc 39
21,489 * OneSpan, Inc 319
758,133 Oracle Corp 90,286
41,005 * Pagerduty, Inc 922
933,059 * Palantir Technologies, Inc 14,304
149,946 * Palo Alto Networks, Inc 38,313
26,407 Paycom Software, Inc 8,483
36,294 * Paycor HCM, Inc 859
20,584 * Paylocity Holding Corp 3,798
22,404 Pegasystems, Inc 1,104
17,663 * Perficient, Inc 1,472
23,203 * PowerSchool Holdings, Inc 444
39,107 * Procore Technologies, Inc 2,545
23,997 Progress Software Corp 1,394
19,034 * PROS Holdings, Inc 586
52,897 * PTC, Inc 7,527
29,530 * Q2 Holdings, Inc 912
18,605 * Qualys, Inc 2,403
31,056 * Rapid7, Inc 1,406
24,959 * Rimini Street, Inc 120
44,149 * RingCentral, Inc 1,445
73,047 *,e Riot Blockchain, Inc 863
52,557 Roper Technologies, Inc 25,269
471,927 * Salesforce, Inc 99,699
15,268 Sapiens International Corp NV 406
15,611 * SEMrush Holdings, Inc 149
88,419 * SentinelOne, Inc 1,335
101,714 * ServiceNow, Inc 57,160
4,906 * ShotSpotter, Inc 107
66,115 * Smartsheet, Inc 2,530
154,483 * Snowflake, Inc 27,186
19,169 * SolarWinds Corp 197
69,720 *,e SoundHound AI, Inc 317
80,215 * Splunk, Inc 8,510
42,968 * Sprinklr, Inc 594
24,107 * Sprout Social, Inc 1,113
19,690 * SPS Commerce, Inc 3,782
16,060 * Squarespace, Inc 507
75,687 * Synopsys, Inc 32,955
49,510 * Tenable Holdings, Inc 2,156
51,680 * Teradata Corp 2,760
6,516 *,e Tucows, Inc 181
22,872 * Turing Holding Corp 173
85,658 * Twilio, Inc 5,450
21,091 * Tyler Technologies, Inc 8,784
192,445 * UiPath, Inc 3,189
38,674 * Unisys Corp 154
143,370 *,e Unity Software, Inc 6,225
56,469 * Varonis Systems, Inc 1,505
35,164 * Verint Systems, Inc 1,233

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
46,419 * VeriSign, Inc $ 10,489
13,662 * Veritone, Inc 54
6,012 * Viant Technology, Inc 28
107,272 * VMware, Inc (Class A) 15,414
16,330 * Weave Communications, Inc 181
100,015 * Workday, Inc 22,592
22,930 * Workiva, Inc 2,331
22,910 * Xperi, Inc 301
55,032 * Yext, Inc 622
55,743 * Zeta Global Holdings Corp 476
121,590 * Zoom Video Communications, Inc 8,254
41,021 * Zscaler, Inc 6,001
55,037 * Zuora Inc 604
TOTAL SOFTWARE & SERVICES 2,503,559
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
6,963 *,e 908 Devices, Inc 48
35,649 ADTRAN Holdings, Inc 375
20,999 Advanced Energy Industries, Inc 2,340
41,314 *,e Aeva Technologies, Inc 52
18,515 *,e Akoustis Technologies, Inc 59
285,985 Amphenol Corp (Class A) 24,294
7,440,928 Apple, Inc 1,443,317
123,543 * Arista Networks, Inc 20,021
47,303 * Arlo Technologies, Inc 516
25,833 * Arrow Electronics, Inc 3,700
5,662 * Aviat Networks, Inc 189
24,161 * Avid Technology, Inc 616
46,118 Avnet, Inc 2,327
15,939 Badger Meter, Inc 2,352
5,150 * Bel Fuse, Inc (Class B) 296
24,142 Belden CDT, Inc 2,309
19,531 Benchmark Electronics, Inc 505
28,887 * Calix, Inc 1,442
4,889 *,e Cambium Networks Corp 74
66,275 CDW Corp 12,162
79,273 * Ciena Corp 3,368
2,049,087 Cisco Systems, Inc 106,020
8,964 *,e Clearfield, Inc 424
2,062 Climb Global Solutions, Inc 99
83,398 Cognex Corp 4,672
59,436 * Coherent Corp 3,030
115,638 * CommScope Holding Co, Inc 651
16,237 Comtech Telecommunications Corp 148
378,993 Corning, Inc 13,280
8,680 * Corsair Gaming, Inc 154
17,421 CTS Corp 743
19,434 * Daktronics, Inc 124
18,652 * Digi International, Inc 735
9,167 *,e DZS, Inc 36
24,605 * Eastman Kodak Co 114
18,556 * ePlus, Inc 1,045
43,075 *,e Evolv Technologies Holdings, Inc 258
62,313 * Extreme Networks, Inc 1,623
30,006 * F5 Networks, Inc 4,389
20,485 * Fabrinet 2,661
9,925 * FARO Technologies, Inc 161
58,321 *,e Harmonic, Inc 943
639,437 Hewlett Packard Enterprise Co 10,743
430,397 HP, Inc 13,218
15,475 * Immersion Corp 110
103,799 *,e Infinera Corp 501

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,981 * Insight Enterprises, Inc $ 2,192
60,908 *,e IonQ, Inc 824
14,955 * IPG Photonics Corp 2,031
21,652 *,e Iteris, Inc 86
24,355 * Itron, Inc 1,756
64,357 Jabil Inc 6,946
163,210 Juniper Networks, Inc 5,113
89,572 * Keysight Technologies, Inc 14,999
21,162 * Kimball Electronics, Inc 585
28,141 * Knowles Corp 508
9,450 *,e KVH Industries, Inc 86
57,291 *,e Lightwave Logic, Inc 399
13,151 Littelfuse, Inc 3,831
36,595 *,e Lumentum Holdings, Inc 2,076
16,008 *,e Luna Innovations, Inc 146
20,833 Methode Electronics, Inc 698
86,400 *,e Microvision, Inc 396
70,213 * Mirion Technologies, Inc 593
82,239 Motorola Solutions, Inc 24,119
15,874 Napco Security Technologies, Inc 550
60,249 National Instruments Corp 3,458
106,573 NetApp, Inc 8,142
16,454 * Netgear, Inc 233
43,446 * Netscout Systems, Inc 1,345
20,535 * nLight, Inc 317
18,332 * Novanta, Inc 3,375
9,244 * OSI Systems, Inc 1,089
12,941 *,e PAR Technology Corp 426
8,216 PC Connection, Inc 371
17,083 * Plexus Corp 1,678
145,102 * Pure Storage, Inc 5,343
37,508 * Ribbon Communications, Inc 105
5,943 e Richardson Electronics Ltd 98
8,376 * Rogers Corp 1,356
28,498 * Sanmina Corp 1,718
17,777 * Scansource, Inc 526
61,017 *,e SmartRent, Inc 234
22,759 * Super Micro Computer, Inc 5,673
19,067 SYNNEX Corp 1,792
22,686 * Teledyne Technologies, Inc 9,326
129,908 * Trimble Inc 6,877
51,948 * TTM Technologies, Inc 722
8,166 * Turtle Beach Corp 95
1,436 e Ubiquiti, Inc 252
34,027 * Viasat, Inc 1,404
89,946 * Viavi Solutions, Inc 1,019
52,971 Vishay Intertechnology, Inc 1,557
9,508 * Vishay Precision Group, Inc 353
71,903 Vontier Corp 2,316
155,579 * Western Digital Corp 5,901
58,625 Xerox Holdings Corp 873
26,184 * Zebra Technologies Corp (Class A) 7,746
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,829,898
TELECOMMUNICATION SERVICES - 0.9%
7,472 * Anterix, Inc 237
30,214 * AST SpaceMobile, Inc 142
3,568,990 AT&T, Inc 56,925
7,918 ATN International, Inc 290
12,460 * Bandwidth Inc 170
55,430 *,e Charge Enterprises, Inc 54
25,280 Cogent Communications Group, Inc 1,701

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,355 * Consolidated Communications Holdings, Inc $ 185
22,558 * EchoStar Corp (Class A) 391
126,319 * Frontier Communications Parent, Inc 2,355
52,848 *,† GCI Liberty, Inc 0
331,269 *,e Globalstar, Inc 358
13,459 * Gogo, Inc 229
11,096 * IDT Corp (Class B) 287
60,764 Iridium Communications, Inc 3,775
29,453 * Liberty Latin America Ltd (Class A) 258
84,348 * Liberty Latin America Ltd (Class C) 727
529,866 e Lumen Technologies, Inc 1,198
13,047 * Ooma, Inc 195
23,995 * Radius Global Infrastructure, Inc 358
26,373 Shenandoah Telecom Co 512
8,527 e Spok Holdings, Inc 113
55,138 Telephone & Data Systems, Inc 454
270,856 * T-Mobile US, Inc 37,622
2,108,537 Verizon Communications, Inc 78,416
TOTAL TELECOMMUNICATION SERVICES 186,952
TRANSPORTATION - 1.8%
37,928 * Air Transport Services Group, Inc 716
60,779 * Alaska Air Group, Inc 3,232
8,270 * Allegiant Travel Co 1,044
38,763 AMERCO 1,964
4,307 e Amerco, Inc 238
308,882 * American Airlines Group, Inc 5,541
13,812 ArcBest Corp 1,365
11,589 * Avis Budget Group, Inc 2,650
28,768 *,e Blade Air Mobility, Inc 113
56,673 CH Robinson Worldwide, Inc 5,347
23,634 Costamare, Inc 229
8,672 Covenant Transportation Group, Inc 380
1,011,979 CSX Corp 34,509
14,173 * Daseke, Inc 101
316,616 * Delta Air Lines, Inc 15,052
4,116 e Eagle Bulk Shipping, Inc 198
12,349 Eneti, Inc 150
79,798 Expeditors International of Washington, Inc 9,666
115,592 FedEx Corp 28,655
14,836 Forward Air Corp 1,574
18,987 * Frontier Group Holdings, Inc 184
49,956 FTAI Infrastructure, Inc 184
17,525 Genco Shipping & Trading Ltd 246
62,934 Golden Ocean Group Ltd 475
58,331 * GXO Logistics, Inc 3,664
27,588 * Hawaiian Holdings, Inc 297
26,012 Heartland Express, Inc 427
47,325 * Hertz Global Holdings, Inc 870
18,067 * Hub Group, Inc (Class A) 1,451
40,450 JB Hunt Transport Services, Inc 7,323
124,072 * JetBlue Airways Corp 1,099
128,773 *,e Joby Aviation, Inc 1,321
25,265 * Kirby Corp 1,944
79,606 Knight-Swift Transportation Holdings, Inc 4,423
17,753 Landstar System, Inc 3,418
154,071 * Lyft, Inc (Class A) 1,478
34,852 Marten Transport Ltd 749
17,593 Matson, Inc 1,368
113,184 Norfolk Southern Corp 25,666
49,144 Old Dominion Freight Line 18,171
18,024 e Pangaea Logistics Solutions Ltd 122

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,335 * Radiant Logistics, Inc $ 197
52,508 * RXO, Inc 1,190
22,841 Ryder System, Inc 1,937
33,371 e Safe Bulkers, Inc 109
13,620 * Saia, Inc 4,664
22,723 Schneider National, Inc 653
28,022 * Skywest, Inc 1,141
299,691 Southwest Airlines Co 10,852
50,261 Spirit Airlines, Inc 862
9,455 * Sun Country Airlines Holdings, Inc 213
71,175 * TuSimple Holdings, Inc 118
960,039 * Uber Technologies, Inc 41,445
303,951 Union Pacific Corp 62,194
162,681 * United Airlines Holdings Inc 8,926
361,035 United Parcel Service, Inc (Class B) 64,716
6,297 Universal Logistics Holdings Inc 181
15,816 *,e US Xpress Enterprises, Inc 97
36,247 Werner Enterprises, Inc 1,601
52,508 * XPO Logistics, Inc 3,098
TOTAL TRANSPORTATION 391,798
UTILITIES - 2.5%
344,146 AES Corp 7,134
29,387 Allete, Inc 1,704
129,301 Alliant Energy Corp 6,786
21,469 *,e Altus Power, Inc 116
128,677 Ameren Corp 10,509
257,385 American Electric Power Co, Inc 21,672
20,132 American States Water Co 1,751
97,164 American Water Works Co, Inc 13,870
4,909 Artesian Resources Corp 232
69,836 Atmos Energy Corp 8,125
36,552 Avangrid, Inc 1,377
33,562 Avista Corp 1,318
34,402 Black Hills Corp 2,073
46,153 e Brookfield Infrastructure Corp 2,104
72,027 e Brookfield Renewable Corp 2,270
27,522 California Water Service Group 1,421
307,461 Centerpoint Energy, Inc 8,963
9,405 Chesapeake Utilities Corp 1,119
10,556 Clearway Energy, Inc (Class A) 285
47,061 Clearway Energy, Inc (Class C) 1,344
148,205 CMS Energy Corp 8,707
172,623 Consolidated Edison, Inc 15,605
7,347 e Consolidated Water Co, Inc 178
164,317 Constellation Energy Corp 15,043
416,805 Dominion Energy, Inc 21,586
102,627 DTE Energy Co 11,291
384,399 Duke Energy Corp 34,496
186,837 Edison International 12,976
106,399 Entergy Corp 10,360
120,927 Essential Utilities Inc 4,826
112,667 Evergy, Inc 6,582
177,794 Eversource Energy 12,609
495,525 Exelon Corp 20,188
263,997 FirstEnergy Corp 10,264
9,688 e Genie Energy Ltd 137
6,410 Global Water Resources, Inc 81
56,097 Hawaiian Electric Industries, Inc 2,031
23,041 Idacorp, Inc 2,364
22,843 MGE Energy, Inc 1,807
11,759 Middlesex Water Co 948

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
33,009 *,e Montauk Renewables, Inc $ 246
44,165 National Fuel Gas Co 2,268
52,723 New Jersey Resources Corp 2,489
1,009,411 NextEra Energy, Inc 74,898
209,437 NiSource, Inc 5,728
14,483 Northwest Natural Holding Co 624
27,636 NorthWestern Corp 1,569
115,066 NRG Energy, Inc 4,302
96,380 OGE Energy Corp 3,461
27,567 ONE Gas, Inc 2,117
24,734 Ormat Technologies, Inc 1,990
16,819 Otter Tail Corp 1,328
897,777 * PG&E Corp 15,514
55,268 Pinnacle West Capital Corp 4,502
42,095 PNM Resources, Inc 1,898
40,332 Portland General Electric Co 1,889
359,446 PPL Corp 9,511
246,452 Public Service Enterprise Group, Inc 15,430
11,616 * Pure Cycle Corp 128
154,675 Sempra Energy 22,519
12,005 SJW Corp 842
539,529 Southern Co 37,902
31,668 Southwest Gas Holdings Inc 2,016
21,354 Spire, Inc 1,355
46,961 *,e Sunnova Energy International, Inc 860
105,006 UGI Corp 2,832
10,272 Unitil Corp 521
1 Via Renewables, Inc 0 ^
194,785 Vistra Energy Corp 5,113
159,399 WEC Energy Group, Inc 14,065
273,699 Xcel Energy, Inc 17,016
9,006 York Water Co 372
TOTAL UTILITIES 541,557
TOTAL COMMON STOCKS 21,677,359
(Cost $7,694,083)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917 † Chinook Therapeutics, Inc 0
6,981 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 21,677,359
(Cost $7,694,083)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/30/23 4,961
5,000,000 FHLB 0 .000 09/01/23 4,959
TOTAL GOVERNMENT AGENCY DEBT 9,920

CREF Equity Index Account June 30, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.1%
$ 28,040,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 $ 28,040
TOTAL REPURCHASE AGREEMENT 28,040
TOTAL SHORT-TERM INVESTMENTS 37,960
(Cost $37,953)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
127,193,567 c State Street Navigator Securities Lending Government Money Market Portfolio 5 .110 127,194
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 127,194
(Cost $127,194)
TOTAL INVESTMENTS - 100.5% 21,842,513
(Cost $7,859,230)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (118,415)
NET ASSETS - 100.0% $21,724,098
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $163,327,046.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $28,040,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $28,600,837.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E Mini Index 131 09/15/23  $ 28,530 $ 29,399 $ 869

Portfolio of Investments
CREF Core Bond Account June 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 97.6%
BANK LOAN OBLIGATIONS - 0.4%
AUTOMOBILES & COMPONENTS - 0.0%
$ 377,990 i Adient US LLC SOFR 12 M + 3.250% 8.467% 04/10/28 $ 379
1,443,533 i Gates Global LLC SOFR 12 M + 2.500% 7.702 03/31/27 1,438
TOTAL AUTOMOBILES & COMPONENTS 1,817
CAPITAL GOODS - 0.0%
1,178,705 i Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8.559 10/08/27 1,177
174,057 i Avolon TLB Borrower  US LLC SOFR 1 M + 2.500% 7.589 06/22/28 174
217,688 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 6.646 02/12/27 215
582,099 i Beacon Roofing Supply, Inc LIBOR 12 M + 2.250% 7.443 05/19/28 581
347,735 i Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8.497 04/12/28 334
978,906 i TransDigm, Inc LIBOR 3 M + 2.250% 5.924 08/22/24 981
908,245 i TransDigm, Inc LIBOR 3 M + 2.250% 6.980 05/30/25 909
TOTAL CAPITAL GOODS 4,371
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
464,758 i AECOM SOFR 12 M + 1.750% 6.967 04/13/28 466
654,435 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3.000 05/31/25 656
1,805,866 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 7.608 09/23/26 1,808
549,751 i Spin Holdco, Inc LIBOR 4 M + 4.000% 9.230 03/04/28 474
2,589,306 i Trans Union LLC SOFR 12 M + 2.250% 7.467 12/01/28 2,586
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,990
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
535,029 h,i LS Group OpCo Acquisition LLC LIBOR 12 M + 3.250% 8.443 11/02/27 533
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 533
CONSUMER DURABLES & APPAREL - 0.0%
423,170 i Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.467 10/30/27 374
TOTAL CONSUMER DURABLES & APPAREL 374
CONSUMER SERVICES - 0.1%
431,361 i 1011778 BC ULC LIBOR 12 M + 1.750% 6.943 11/19/26 429
859,301 i Carnival Corp SOFR 12 M + 3.250% 8.467 10/18/28 853
357,684 i IRB Holding Corp SOFR 12 M + 3.000% 8.202 12/15/27 356
939,655 i KFC Holding Co LIBOR 12 M + 1.750% 6.896 03/15/28 933
1,543,648 i Sophia LP LIBOR 1 M + 3.750% 8.230 10/07/27 1,530
1,434,401 i Stars Group Holdings BV SOFR 4 M + 2.250% 7.753 07/21/26 1,436
TOTAL CONSUMER SERVICES 5,537
ENERGY - 0.0%
1,412,735 i Buckeye Partners LP LIBOR 12 M + 2.250% 7.452 11/01/26 1,405
128,567 i DT Midstream, Inc SOFR 4 M + 2.000% 7.356 06/26/28 129
TOTAL ENERGY 1,534
FINANCIAL SERVICES - 0.0%
615,738 i Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.452 03/24/25 615
TOTAL FINANCIAL SERVICES 615
FOOD, BEVERAGE & TOBACCO - 0.0%
242,265 i Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.003 11/24/27 236
426,118 i Chobani LLC SOFR 12 M + 3.500% 8.717 10/25/27 425
579,825 i Hostess Brands LLC LIBOR 4 M + 2.250% 7.523 08/03/25 581
TOTAL FOOD, BEVERAGE & TOBACCO 1,242

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 693,665 i DaVita, Inc SOFR 12 M + 1.750% 6.967% 08/12/26 $ 685
300,449 i Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7.364 11/15/27 296
2,131,100 i Select Medical Corp SOFR 12 M + 2.500% 7.702 03/06/25 2,129
2,617 i Team Health Holdings, Inc SOFR 12 M + 5.250% 10.352 03/02/27 2
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,112
INSURANCE - 0.0%
1,412,402 i NFP Corp SOFR 12 M + 3.250% 8.467 02/15/27 1,387
TOTAL INSURANCE 1,387
MATERIALS - 0.0%
1,242,598 i Asplundh Tree Expert LLC SOFR 12 M + 1.750% 6.952 09/07/27 1,241
899,569 i Berry Global, Inc LIBOR 12 M + 1.750% 6.972 07/01/26 900
261,299 i Messer Industries USA, Inc SOFR 4 M + 2.500% 8.003 03/02/26 261
437,596 i PolyOne Corp SOFR 4 M + 3.060% 8.105 01/30/26 439
297,076 i Reynolds Consumer Products LLC SOFR 12 M + 1.750% 6.952 02/04/27 297
970,059 i Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.467 02/05/26 971
TOTAL MATERIALS 4,109
MEDIA & ENTERTAINMENT - 0.1%
302,238 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 8.443 11/30/27 292
1,405,398 i Charter Communications Operating LLC SOFR 4 M + 1.750% 6.795 02/01/27 1,399
695,695 i CNT Holdings I Corp SOFR 4 M + 3.500% 8.459 11/08/27 694
511,145 i CSC Holdings LLC LIBOR 12 M + 2.500% 7.693 04/15/27 448
967,725 i,q Diamond Sports Group LLC SOFR 12 M + 5.250% 10.496 08/24/26 35
860,570 i DIRECTV Financing LLC SOFR 12 M + 5.000% 10.217 08/02/27 843
576,165 i Mozart Borrower LP SOFR 12 M + 3.250% 8.352 10/23/28 570
488,744 i Rackspace Technology Global, Inc SOFR 12 M + 2.750% 7.996 02/15/28 227
8,900 i Radiate Holdco LLC SOFR 12 M + 3.250% 8.477 09/25/26 7
1,270,297 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8.602 07/30/27 1,262
1,642,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7.693 01/31/28 1,630
TOTAL MEDIA & ENTERTAINMENT 7,407
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
362,666 i Avantor, Inc SOFR 12 M + 2.250% 7.452 11/08/27 363
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 363
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
412,556 i Cushman & Wakefield plc SOFR 12 M + 2.750% 7.967 08/21/25 410
520,380 i Cushman & Wakefield US Borrower LLC SOFR 1 M + 3.250% 8.332 01/31/30 505
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 915
SOFTWARE & SERVICES - 0.1%
265,223 i Camelot Finance S.A. SOFR 12 M + 3.000% 8.217 10/30/26 265
601,798 i Camelot US Acquisition SOFR 12 M + 3.000% 8.217 10/30/26 602
1,708,476 i NortonLifeLock, Inc SOFR 12 M + 2.000% 7.202 09/12/29 1,702
706,293 i Rocket Software, Inc SOFR 12 M + 4.250% 9.467 11/28/25 700
1,156,991 i UKG, Inc SOFR 4 M + 3.250% 8.271 05/04/26 1,137
TOTAL SOFTWARE & SERVICES 4,406
TELECOMMUNICATION SERVICES - 0.0%
455,553 i Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8.217 03/09/27 359
TOTAL TELECOMMUNICATION SERVICES 359
TRANSPORTATION - 0.0%
401,963 i Air Canada LIBOR 4 M + 3.500% 8.839 08/11/28 402
534,600 i SkyMiles IP Ltd SOFR 4 M + 3.750% 8.798 10/20/27 556
TOTAL TRANSPORTATION 958
UTILITIES - 0.0%
703,455 i Gopher Resource LLC LIBOR 4 M + 3.250% 8.981 03/06/25 582

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 168,593 i Samsonite IP Holdings Sarl SOFR 1 M + 2.750% 7.826% 06/21/30 $ 169
TOTAL UTILITIES 751
TOTAL BANK LOAN OBLIGATIONS 45,780
(Cost $47,473)
CORPORATE BONDS - 33.7%
AUTOMOBILES & COMPONENTS - 1.0%
EUR 300,000 Aptiv plc 1.500 03/10/25 312
EUR 500,000 g Dana Financing Luxembourg Sarl 3.000 07/15/29 442
225,000 Dana, Inc 5.375 11/15/27 213
350,000 e Dana, Inc 5.625 06/15/28 329
8,080,000 Ford Motor Credit Co LLC 6 .950 03/06/26 8,123
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,621
8,250,000 General Motors Co 6.125 10/01/25 8,306
3,800,000 General Motors Co 5.400 10/15/29 3,705
5,500,000 General Motors Co 5.200 04/01/45 4,692
GBP 200,000 General Motors Financial Co, Inc 2.250 09/06/24 241
20,000,000 General Motors Financial Co, Inc 2.750 06/20/25 18,841
2,750,000 General Motors Financial Co, Inc 6.050 10/10/25 2,755
19,850,000 General Motors Financial Co, Inc 5.000 04/09/27 19,316
EUR 500,000 General Motors Financial Co, Inc 0.600 05/20/27 470
6,250,000 General Motors Financial Co, Inc 5.850 04/06/30 6,195
12,000,000 General Motors Financial Co, Inc 2.700 06/10/31 9,571
5,450,000 General Motors Financial Co, Inc 5.700 N/A‡ 4,784
EUR 205,000 g Goodyear Europe BV 2.750 08/15/28 188
3,575,000 g Hyundai Capital Services, Inc 2.125 04/24/25 3,348
EUR 400,000 g,o IHO Verwaltungs GmbH 3.750 09/15/26 406
4,450,000 Magna International, Inc 3.625 06/15/24 4,361
EUR 300,000 Volkswagen Bank GmbH 2.500 07/31/26 310
150,000 g ZF North America Capital, Inc 6.875 04/14/28 152
TOTAL AUTOMOBILES & COMPONENTS 101,681
BANKS - 7.0%
2,000,000 g Akbank T.A.S. 6.800 06/22/31 1,815
1,775,000 g Banco de Credito del Peru 3.125 07/01/30 1,629
2,500,000 g Banco de Credito e Inversiones S.A. 2.875 10/14/31 2,071
3,000,000 g Banco del Estado de Chile 2.704 01/09/25 2,865
7,400,000 Banco Santander S.A. 5.294 08/18/27 7,255
EUR 400,000 Banco Santander S.A. 0.200 02/11/28 365
2,600,000 Banco Santander S.A. 3.800 02/23/28 2,389
400,000 Banco Santander S.A. 7.500 N/A‡ 381
350,000 Bancolombia S.A. 3.000 01/29/25 332
2,650,000 Bancolombia S.A. 4.625 12/18/29 2,256
2,750,000 g Banistmo S.A. 4.250 07/31/27 2,545
8,100,000 g Bank Hapoalim BM 3.255 01/21/32 6,931
6,300,000 g Bank Leumi Le-Israel BM 3.275 01/29/31 5,629
EUR 400,000 Bank of America Corp 1.375 03/26/25 418
EUR 300,000 Bank of America Corp 1.776 05/04/27 303
11,500,000 Bank of America Corp 5.202 04/25/29 11,374
34,450,000 Bank of America Corp 2.496 02/13/31 28,843
55,925,000 Bank of America Corp 2.592 04/29/31 46,951
13,450,000 Bank of America Corp 2.299 07/21/32 10,757
8,200,000 Bank of America Corp 5.015 07/22/33 8,022
39,000,000 Bank of America Corp 5.288 04/25/34 38,638
26,750,000 Bank of America Corp 2.676 06/19/41 18,782
3,000,000 Bank of America Corp 6.100 N/A‡ 2,974
5,000,000 Bank of America Corp 6.250 N/A‡ 4,937
2,975,000 Bank of Montreal 3.803 12/15/32 2,622

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 300,000 Banque Federative du Credit Mutuel S.A. 4.875% 09/25/25 $ 365
$ 9,475,000 Barclays plc 3.932 05/07/25 9,260
6,075,000 Barclays plc 3.330 11/24/42 4,265
5,600,000 g BNP Paribas S.A. 1.904 09/30/28 4,770
5,000,000 g BNP Paribas S.A. 2.159 09/15/29 4,164
2,775,000 g BNP Paribas S.A. 2.588 08/12/35 2,127
449,000 g BPCE S.A. 4.625 07/11/24 439
EUR 300,000 BPCE S.A. 0.500 09/15/27 287
36,375,000 Citigroup, Inc 3.200 10/21/26 34,049
13,835,000 Citigroup, Inc 4.450 09/29/27 13,210
7,125,000 Citigroup, Inc 2.572 06/03/31 5,945
15,100,000 Citigroup, Inc 4.910 05/24/33 14,612
39,225,000 Citigroup, Inc 6.270 11/17/33 41,634
1,725,000 Citigroup, Inc 6.174 05/25/34 1,740
4,000,000 Citigroup, Inc 6.300 N/A‡ 3,890
5,000,000 Citigroup, Inc 5.000 N/A‡ 4,667
8,425,000 Cooperatieve Rabobank UA 3.750 07/21/26 7,866
6,100,000 g Credit Agricole S.A. 4.125 01/10/27 5,793
GBP 600,000 Danske Bank A.S. 2.250 01/14/28 637
2,450,000 g DBS Group Holdings Ltd 4.520 12/11/28 2,432
2,975,000 g Development Bank of Kazakhstan JSC 2.950 05/06/31 2,350
7,525,000 Discover Bank 2.450 09/12/24 7,126
7,305,000 Discover Bank 3.450 07/27/26 6,724
3,750,000 Discover Bank 2.700 02/06/30 3,025
3,325,000 g Grupo Aval Ltd 4.375 02/04/30 2,609
2,880,000 g Hana Bank 3.500 N/A‡ 2,569
9,925,000 HSBC Holdings plc 4.292 09/12/26 9,545
6,200,000 HSBC Holdings plc 2.013 09/22/28 5,313
12,400,000 HSBC Holdings plc 7.390 11/03/28 13,087
11,925,000 HSBC Holdings plc 2.206 08/17/29 9,976
3,750,000 HSBC Holdings plc 3.973 05/22/30 3,367
7,000,000 Huntington Bancshares, Inc 5.625 N/A‡ 6,255
EUR 500,000 ING Groep NV 1.250 02/16/27 499
2,125,000 g Intercorp Financial Services, Inc 4.125 10/19/27 1,909
200,000 g Intesa Sanpaolo S.p.A 4.198 06/01/32 149
31,125,000 JPMorgan Chase & Co 2.301 10/15/25 29,659
14,600,000 JPMorgan Chase & Co 3.200 06/15/26 13,912
8,325,000 JPMorgan Chase & Co 4.323 04/26/28 8,036
EUR 600,000 JPMorgan Chase & Co 1.638 05/18/28 592
10,500,000 JPMorgan Chase & Co 3.702 05/06/30 9,623
12,675,000 JPMorgan Chase & Co 1.953 02/04/32 10,099
19,775,000 JPMorgan Chase & Co 4.912 07/25/33 19,324
14,000,000 JPMorgan Chase & Co 5.350 06/01/34 14,112
2,625,000 JPMorgan Chase & Co 2.525 11/19/41 1,806
20,750,000 JPMorgan Chase & Co 3.157 04/22/42 15,664
6,250,000 JPMorgan Chase & Co 3.650 N/A‡ 5,501
5,500,000 JPMorgan Chase & Co 5.000 N/A‡ 5,373
11,100,000 JPMorgan Chase & Co 6.100 N/A‡ 11,074
GBP 500,000 Lloyds Banking Group plc 1.985 12/15/31 525
5,950,000 M&T Bank Corp 3.500 N/A‡ 3,969
3,675,000 g Mizrahi Tefahot Bank Ltd 3.077 04/07/31 3,204
5,700,000 NatWest Group plc 5.516 09/30/28 5,587
9,225,000 g NBK SPC Ltd 1.625 09/15/27 8,212
2,100,000 g Oversea-Chinese Banking Corp Ltd 1.832 09/10/30 1,913
6,000,000 PNC Financial Services Group, Inc 3.900 04/29/24 5,890
7,465,000 PNC Financial Services Group, Inc 3.400 N/A‡ 5,505
CNY 8,000,000 QNB Finance Ltd 3.150 02/04/26 1,083
4,125,000 g Societe Generale S.A. 4.027 01/21/43 2,752
7,800,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 7,163
11,700,000 Toronto-Dominion Bank 4.285 09/13/24 11,491
2,350,000 Toronto-Dominion Bank 3.625 09/15/31 2,168
2,400,000 Truist Financial Corp 4.000 05/01/25 2,317

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 Truist Financial Corp 4.950 % N/A‡ $ 4,625
9,000,000 Truist Financial Corp 4.800 N/A‡ 7,672
3,050,000 g Turkiye Vakiflar Bankasi TAO 5.500 10/01/26 2,685
3,000,000 g United Overseas Bank Ltd 1.250 04/14/26 2,695
2,350,000 g United Overseas Bank Ltd 3.750 04/15/29 2,302
3,500,000 g United Overseas Bank Ltd 2.000 10/14/31 3,073
4,500,000 US Bancorp 4.839 02/01/34 4,203
3,700,000 Wells Fargo & Co 3.750 01/24/24 3,657
5,300,000 Wells Fargo & Co 3.550 09/29/25 5,080
14,075,000 Wells Fargo & Co 3.526 03/24/28 13,137
16,375,000 Wells Fargo & Co 2.393 06/02/28 14,592
6,000,000 Wells Fargo & Co 5.900 N/A‡ 5,917
10,000,000 Wells Fargo & Co 3.900 N/A‡ 8,804
8,500,000 Wells Fargo & Co 5.875 N/A‡ 8,329
4,521,000 Westpac Banking Corp 2.668 11/15/35 3,469
TOTAL BANKS 744,533
CAPITAL GOODS - 0.9%
3,250,000 Air Lease Corp 3.125 12/01/30 2,707
25,400,000 Boeing Co 2.196 02/04/26 23,312
5,350,000 Boeing Co 3.250 02/01/28 4,912
7,600,000 Boeing Co 2.950 02/01/30 6,606
3,352,000 Boeing Co 3.250 02/01/35 2,718
3,350,000 Boeing Co 5.705 05/01/40 3,342
8,425,000 Boeing Co 5.805 05/01/50 8,394
3,075,000 g H&E Equipment Services, Inc 3.875 12/15/28 2,662
EUR 500,000 Honeywell International, Inc 0.000 03/10/24 531
5,425,000 Ingersoll-Rand Luxembourg Finance S.A. 3.800 03/21/29 5,111
7,275,000 Northrop Grumman Corp 3.250 01/15/28 6,785
15,300,000 Raytheon Technologies Corp 4.125 11/16/28 14,736
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 484
5,575,000 Raytheon Technologies Corp 2.250 07/01/30 4,702
4,850,000 Raytheon Technologies Corp 5.150 02/27/33 4,916
5,390,000 Raytheon Technologies Corp 4.500 06/01/42 4,961
EUR 800,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 715
4,000,000 g TSMC Global Ltd 1.000 09/28/27 3,391
300,000 g WESCO Distribution, Inc 7.250 06/15/28 306
TOTAL CAPITAL GOODS 101,291
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
EUR 1,000,000 g Albion Financing 1 SARL 5.250 10/15/26 1,026
EUR 250,000 g Allied Universal Holdco LLC 3.625 06/01/28 218
325,000 g ASGN, Inc 4.625 05/15/28 294
925,000 g Booz Allen Hamilton, Inc 3.875 09/01/28 837
250,000 g GFL Environmental, Inc 4.250 06/01/25 241
1,000,000 g GFL Environmental, Inc 3.750 08/01/25 951
3,845,000 g Iron Mountain, Inc 7.000 02/15/29 3,851
1,880,000 g Prime Security Services Borrower LLC 5.250 04/15/24 1,865
2,000,000 g Prime Security Services Borrower LLC 5.750 04/15/26 1,963
1,325,000 g Prime Security Services Borrower LLC 3.375 08/31/27 1,169
725,000 g Prime Security Services Borrower LLC 6.250 01/15/28 679
3,771,000 Republic Services, Inc 2.900 07/01/26 3,534
2,525,000 Waste Management, Inc 2.500 11/15/50 1,613
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,241
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
5,575,000 AutoZone, Inc 1.650 01/15/31 4,350
550,000 g Group 1 Automotive, Inc 4.000 08/15/28 484
200,000 g Kia Corp 2.750 02/14/27 183
925,000 g L Brands, Inc 6.625 10/01/30 893
875,000 g Lithia Motors, Inc 4.625 12/15/27 817
5,100,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,884

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,875,000 O'Reilly Automotive, Inc 3.600% 09/01/27 $ 6,506
4,075,000 O'Reilly Automotive, Inc 4.200 04/01/30 3,847
12,400,000 O'Reilly Automotive, Inc 1.750 03/15/31 9,758
5,050,000 g Prosus NV 4.987 01/19/52 3,642
3,000,000 g Staples, Inc 7.500 04/15/26 2,478
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 37,842
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4.875 06/01/25 144
TOTAL CONSUMER DURABLES & APPAREL 144
CONSUMER SERVICES - 0.5%
9,820,000 Amherst College 4.100 11/01/45 8,352
3,800,000 g ENA Master Trust 4.000 05/19/48 2,842
125,000 g Hilton Domestic Operating Co, Inc 5.750 05/01/28 123
1,151,000 g International Game Technology plc 6.500 02/15/25 1,151
6,400,000 e McDonald's Corp 4.600 09/09/32 6,339
8,000,000 President and Fellows of Harvard College 3.529 10/01/31 7,565
14,250,000 President and Fellows of Harvard College 3.619 10/01/37 12,447
1,000,000 Sands China Ltd 2.800 03/08/27 868
2,100,000 Sands China Ltd 5.900 08/08/28 2,002
15,000,000 Smith College 4.620 07/01/45 13,759
TOTAL CONSUMER SERVICES 55,448
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
4,000,000 Costco Wholesale Corp 1.600 04/20/30 3,330
5,450,000 SYSCO Corp 3.150 12/14/51 3,776
6,625,000 e Target Corp 4.400 01/15/33 6,441
GBP 500,000 Tesco Corporate Treasury Services plc 2.750 04/27/30 511
8,500,000 Walmart, Inc 1.800 09/22/31 7,057
4,000,000 Walmart, Inc 2.500 09/22/41 2,977
7,400,000 Walmart, Inc 4.500 04/15/53 7,217
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 31,309
ENERGY - 2.6%
EUR 500,000 BP Capital Markets plc 1.231 05/08/31 444
5,000,000 Cenovus Energy, Inc 5.400 06/15/47 4,526
6,850,000 Cheniere Energy Partners LP 3.250 01/31/32 5,635
900,000 Chevron USA, Inc 3.900 11/15/24 885
4,550,000 Diamondback Energy, Inc 3.125 03/24/31 3,897
4,250,000 Diamondback Energy, Inc 4.250 03/15/52 3,260
700,000 Ecopetrol S.A. 5.375 06/26/26 670
2,000,000 Ecopetrol S.A. 6.875 04/29/30 1,825
2,125,000 Ecopetrol S.A. 4.625 11/02/31 1,640
3,000,000 g Empresa Nacional del Petroleo 5.250 11/06/29 2,895
12,968,000 Enbridge, Inc 3.125 11/15/29 11,450
3,925,000 Enbridge, Inc 5.700 03/08/33 3,979
2,950,000 Enbridge, Inc 3.400 08/01/51 2,057
2,624,000 g Energean Israel Finance Ltd 4.500 03/30/24 2,592
2,900,000 Energy Transfer LP 5.750 02/15/33 2,919
2,500,000 Energy Transfer Operating LP 4.200 09/15/23 2,491
4,575,000 Energy Transfer Operating LP 2 .900 05/15/25 4,335
4,725,000 Energy Transfer Operating LP 4.750 01/15/26 4,619
2,950,000 Energy Transfer Operating LP 5.500 06/01/27 2,934
6,350,000 Energy Transfer Operating LP 4.950 06/15/28 6,159
4,225,000 Energy Transfer Operating LP 5.250 04/15/29 4,125
8,700,000 Energy Transfer Operating LP 6.250 04/15/49 8,497
9,125,000 Energy Transfer Operating LP 5.000 05/15/50 7,707
5,125,000 Enterprise Products Operating LLC 3.700 02/15/26 4,941
5,425,000 Enterprise Products Operating LLC 3.125 07/31/29 4,861
2,650,000 Enterprise Products Operating LLC 4.250 02/15/48 2,245
6,200,000 Enterprise Products Operating LLC 4.200 01/31/50 5,182

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,600,000 Enterprise Products Operating LLC 3.700% 01/31/51 $ 8,109
4,500,000 Enterprise Products Operating LLC 3.200 02/15/52 3,161
6,500,000 Enterprise Products Operating LLC 3.300 02/15/53 4,638
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 445
2,661,300 g Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,259
3,300,000 g Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,663
3,200,000 g KazTransGas JSC 4.375 09/26/27 2,975
2,900,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 2,571
5,325,000 Magellan Midstream Partners LP 3.250 06/01/30 4,688
9,075,000 Marathon Petroleum Corp 3.800 04/01/28 8,447
5,060,000 Marathon Petroleum Corp 4.750 09/15/44 4,232
5,500,000 Marathon Petroleum Corp 5.000 09/15/54 4,535
725,000 g MEG Energy Corp 5.875 02/01/29 682
8,950,000 MPLX LP 1.750 03/01/26 8,124
20,000,000 MPLX LP 2.650 08/15/30 16,733
5,825,000 MPLX LP 4.700 04/15/48 4,781
275,000 Murphy Oil Corp 5.875 12/01/27 267
1,000,000 q NAK Naftogaz Ukraine via Kondor Finance plc 7.375 07/19/24 565
2,200,000 Occidental Petroleum Corp 5.550 03/15/26 2,172
1,350,000 g Oleoducto Central S.A. 4.000 07/14/27 1,183
5,400,000 ONEOK, Inc 4.350 03/15/29 5,021
5,000,000 ONEOK, Inc 4.500 03/15/50 3,817
315,000 g Parkland Corp 4.625 05/01/30 273
500,000 g Parkland Fuel Corp 5.875 07/15/27 482
1,425,000 g Pertamina Persero PT 3.650 07/30/29 1,315
1,200,000 e Petrobras Global Finance BV 5.999 01/27/28 1,198
560,000 e Petrobras Global Finance BV 7.250 03/17/44 553
5,300,000 Petroleos Mexicanos 5.950 01/28/31 3,872
3,000,000 Petroleos Mexicanos 6.700 02/16/32 2,281
13,575,000 Phillips 66 2.150 12/15/30 11,077
3,225,000 Phillips 66 3.300 03/15/52 2,211
2,375,000 Phillips 66 Co 4.680 02/15/45 2,025
475,000 Plains All American Pipeline LP 3.800 09/15/30 421
2,138,020 g Rio Oil Finance Trust 8.200 04/06/28 2,146
6,200,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 6,251
4,800,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 4,563
1,700,000 g Santos Finance Ltd 3.649 04/29/31 1,411
2,000,000 g Saudi Arabian Oil Co 2.250 11/24/30 1,664
3,000,000 g Saudi Arabian Oil Co 3.250 11/24/50 2,082
5,325,000 Shell International Finance BV 3.125 11/07/49 3,871
6,500,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 6,087
775,000 Sunoco Logistics Partners Operations LP 5.400 10/01/47 683
3,350,000 Targa Resources Corp 4.200 02/01/33 2,965
425,000 Targa Resources Partners LP 6.500 07/15/27 422
4,300,000 g Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,503
11,000,000 Total Capital International S.A. 3.127 05/29/50 7,988
4,675,000 Williams Cos, Inc 2.600 03/15/31 3,874
9,250,000 Williams Cos, Inc 5.650 03/15/33 9,373
TOTAL ENERGY 281,429
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
5,100,000 Agree LP 2.000 06/15/28 4,244
1,675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 1,561
5,500,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 5,323
2,418,000 American Tower Corp 3.375 10/15/26 2,256
EUR 450,000 American Tower Corp 0.450 01/15/27 426
1,600,000 American Tower Corp 3.600 01/15/28 1,473
4,350,000 American Tower Corp 3.800 08/15/29 3,968
13,700,000 American Tower Corp 2.900 01/15/30 11,816
2,750,000 American Tower Corp 2.100 06/15/30 2,221
3,825,000 American Tower Corp 1.875 10/15/30 3,018
4,125,000 Brandywine Operating Partnership LP 4.100 10/01/24 3,958

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,825,000 Brixmor Operating Partnership LP 3.850% 02/01/25 $ 5,571
1,075,000 Brixmor Operating Partnership LP 2.250 04/01/28 903
14,275,000 Crown Castle International Corp 2.250 01/15/31 11,635
1,800,000 Crown Castle International Corp 2.100 04/01/31 1,440
3,200,000 CubeSmart LP 2.250 12/15/28 2,696
GBP 400,000 Digital Stout Holding LLC 3.750 10/17/30 414
2,275,000 Equinix, Inc 2.150 07/15/30 1,839
6,700,000 Essex Portfolio LP 3.000 01/15/30 5,727
6,600,000 Healthcare Realty Holdings LP 3.875 05/01/25 6,261
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,654
1,750,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,385
1,050,000 Healthcare Realty Holdings LP 2.050 03/15/31 787
6,250,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 5,750
8,975,000 Healthcare Trust of America Holdings LP 3.100 02/15/30 7,688
7,950,000 Highwoods Realty LP 3.875 03/01/27 7,141
2,900,000 Highwoods Realty LP 4.125 03/15/28 2,536
2,875,000 Highwoods Realty LP 4.200 04/15/29 2,420
4,000,000 Highwoods Realty LP 3.050 02/15/30 3,105
3,875,000 Life Storage LP 2.400 10/15/31 3,070
5,224,000 Mid-America Apartments LP 4.300 10/15/23 5,195
4,475,000 Mid-America Apartments LP 3.750 06/15/24 4,387
4,300,000 Mid-America Apartments LP 4.000 11/15/25 4,160
11,100,000 Mid-America Apartments LP 2.750 03/15/30 9,616
3,025,000 Mid-America Apartments LP 1.700 02/15/31 2,388
2,575,000 Mid-America Apartments LP 2.875 09/15/51 1,656
600,000 National Retail Properties, Inc 4.000 11/15/25 570
3,000,000 National Retail Properties, Inc 3.600 12/15/26 2,789
1,600,000 ProLogis LP 3.250 06/30/26 1,515
1,275,000 ProLogis LP 2.875 11/15/29 1,116
3,125,000 ProLogis LP 1.750 07/01/30 2,511
6,350,000 Regency Centers LP 3.900 11/01/25 5,986
1,025,000 Regency Centers LP 3.600 02/01/27 963
5,500,000 Regency Centers LP 2.950 09/15/29 4,714
5,300,000 Retail Properties of America, Inc 4.750 09/15/30 4,764
9,150,000 g SBA Tower Trust 2.836 01/15/25 8,688
11,046,000 g SBA Tower Trust 1.884 01/15/26 9,922
25,000,000 g SBA Tower Trust 1.631 11/15/26 21,564
42,100,000 g SBA Tower Trust 1.840 04/15/27 36,211
2,968,000 SITE Centers Corp 3.625 02/01/25 2,793
3,850,000 SITE Centers Corp 4.700 06/01/27 3,521
3,025,000 Weingarten Realty Investors 4.450 01/15/24 3,002
1,175,000 Weyerhaeuser Co 4.000 03/09/52 938
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 252,255
FINANCIAL SERVICES - 2.3%
8,975,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,056
18,194,000 AerCap Ireland Capital DAC 3.000 10/29/28 15,731
2,650,000 AerCap Ireland Capital DAC 3.300 01/30/32 2,168
2,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 1,709
4,000,000 American Express Co 3.700 08/03/23 4,000
1,375,000 American Express Co 2.550 03/04/27 1,252
7,500,000 American Express Co 3.550 N/A‡ 6,225
EUR 425,000 American Honda Finance Corp 1.950 10/18/24 452
3,010,000 g Bangkok Bank PCL 3.466 09/23/36 2,450
10,000,000 Bank of New York Mellon Corp 4.700 N/A‡ 9,713
300,000 g BBVA Bancomer S.A. 5.350 11/12/29 288
1,500,000 g BBVA Bancomer S.A. 5.125 01/18/33 1,302
1,400,000 g BBVA Bancomer S.A. 8.450 06/29/38 1,401
EUR 500,000 Capital One Financial Corp 0.800 06/12/24 521
6,635,000 e Capital One Financial Corp 3.950 N/A‡ 4,926
EUR 100,000 Celanese US Holdings LLC 0.625 09/10/28 85
7,000,000 Charles Schwab Corp 5.375 N/A‡ 6,690

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,250,000 Community Preservation Corp 2.867% 02/01/30 $ 5,238
2,950,000 g Credit Suisse Group AG. 2.193 06/05/26 2,705
9,100,000 g Credit Suisse Group AG. 1.305 02/02/27 7,952
6,200,000 g Credit Suisse Group AG. 6.442 08/11/28 6,223
7,350,000 Deutsche Bank AG. 5.371 09/09/27 7,227
5,575,000 Deutsche Bank AG. 2.311 11/16/27 4,791
600,000 Deutsche Bank AG. 3.742 01/07/33 440
3,543,000 Equitable Holdings, Inc 4.950 N/A‡ 3,290
EUR 375,000 Fidelity National Information Services, Inc 1.100 07/15/24 395
12,825,000 Goldman Sachs Group, Inc 3.500 04/01/25 12,320
10,750,000 Goldman Sachs Group, Inc 4.482 08/23/28 10,393
6,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,723
12,080,000 Goldman Sachs Group, Inc 2.615 04/22/32 9,907
3,500,000 Goldman Sachs Group, Inc 4.411 04/23/39 3,054
6,825,000 Goldman Sachs Group, Inc 3.436 02/24/43 5,192
3,000,000 Goldman Sachs Group, Inc 3.800 N/A‡ 2,401
200,000 g Indian Railway Finance Corp Ltd 3.249 02/13/30 175
3,600,000 g Indian Railway Finance Corp Ltd 2.800 02/10/31 2,978
1,700,000 g Indian Railway Finance Corp Ltd 3.570 01/21/32 1,481
3,000,000 g Minejesa Capital BV 4.625 08/10/30 2,686
10,000,000 Morgan Stanley 2.188 04/28/26 9,387
31,425,000 Morgan Stanley 3.125 07/27/26 29,428
EUR 700,000 Morgan Stanley 1.342 10/23/26 710
6,200,000 Morgan Stanley 1.512 07/20/27 5,493
EUR 500,000 Morgan Stanley 2.950 05/07/32 492
14,250,000 Morgan Stanley 5.250 04/21/34 14,071
4,440,000 Northern Trust Corp 4.600 N/A‡ 3,913
3,350,000 g Power Finance Corp Ltd 3.950 04/23/30 2,983
1,000,000 REC Ltd 4.625 03/22/28 943
550,000 Springleaf Finance Corp 5.375 11/15/29 468
8,825,000 UBS Group AG. 3.750 03/26/25 8,445
3,065,000 g UBS Group AG. 3.179 02/11/43 2,127
4,225,000 Visa, Inc 2.700 04/15/40 3,246
TOTAL FINANCIAL SERVICES 242,246
FOOD, BEVERAGE & TOBACCO - 1.4%
2,600,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,094
29,085,000 Anheuser-Busch Cos LLC 3.650 02/01/26 28,171
6,975,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,784
12,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 12,306
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 16,777
11,500,000 BAT Capital Corp 2.259 03/25/28 9,856
10,225,000 BAT Capital Corp 4.906 04/02/30 9,665
4,400,000 BAT Capital Corp 2.726 03/25/31 3,504
10,000,000 BAT International Finance plc 4.448 03/16/28 9,439
3,875,000 g Cia Cervecerias Unidas S.A. 3.350 01/19/32 3,303
3,000,000 g Coca-Cola Icecek AS. 4.500 01/20/29 2,667
1,700,000 Constellation Brands, Inc 4.400 11/15/25 1,665
2,675,000 Constellation Brands, Inc 3.700 12/06/26 2,545
1,050,000 Constellation Brands, Inc 3.150 08/01/29 946
6,900,000 Constellation Brands, Inc 2.875 05/01/30 5,986
20,175,000 Constellation Brands, Inc 2.250 08/01/31 16,487
4,500,000 Diageo Capital plc 1.375 09/29/25 4,139
8,050,000 Diageo Capital plc 2.375 10/24/29 6,977
2,850,000 Diageo Capital plc 2.000 04/29/30 2,402
2,500,000 g Grupo Bimbo SAB de C.V. 4.700 11/10/47 2,252
250,000 g Sigma Alimentos S.A. de C.V. 4.125 05/02/26 238
TOTAL FOOD, BEVERAGE & TOBACCO 148,203
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
1,500,000 Abbott Laboratories 5.300 05/27/40 1,570
10,775,000 Anthem, Inc 2.250 05/15/30 9,026

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,925,000 Boston Scientific Corp 2.650% 06/01/30 $ 1,677
3,285,000 Centene Corp 2.450 07/15/28 2,808
2,910,000 Centene Corp 3.000 10/15/30 2,425
19,230,000 Children's Hospital Medic 4 .268 05/15/44 16,937
1,766,000 CVS Health Corp 3.750 04/01/30 1,620
30,950,000 CVS Health Corp 1.750 08/21/30 24,696
9,750,000 CVS Health Corp 4.780 03/25/38 8,998
4,050,000 CVS Health Corp 2.700 08/21/40 2,827
18,350,000 CVS Health Corp 5.050 03/25/48 16,914
1,950,000 CVS Health Corp 4.250 04/01/50 1,615
4,105,000 Dartmouth-Hitchcock Health 4.178 08/01/48 3,279
4,750,000 Elevance Health, Inc 5.125 02/15/53 4,606
4,225,000 HCA, Inc 5.625 09/01/28 4,228
6,200,000 g HCA, Inc 3.625 03/15/32 5,382
4,300,000 HCA, Inc 5.500 06/15/47 4,050
5,350,000 g HCA, Inc 4.625 03/15/52 4,396
3,500,000 g Hologic, Inc 3.250 02/15/29 3,062
6,250,000 Humana, Inc 3.950 03/15/27 5,973
6,125,000 Humana, Inc 2.150 02/03/32 4,825
GBP 500,000 McKesson Corp 3.125 02/17/29 539
2,925,000 McKesson Corp 5.100 07/15/33 2,935
12,500,000 Mercy Health 3.382 11/01/25 11,765
5,000,000 New York and Presbyterian Hospital 3.563 08/01/36 4,181
EUR 450,000 Stryker Corp 2.625 11/30/30 450
375,000 Tenet Healthcare Corp 4.625 06/15/28 350
5,775,000 UnitedHealth Group, Inc 2.950 10/15/27 5,359
10,700,000 UnitedHealth Group, Inc 2.300 05/15/31 9,048
3,250,000 UnitedHealth Group, Inc 3.750 10/15/47 2,675
TOTAL HEALTH CARE EQUIPMENT & SERVICES 168,216
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,275,000 Church & Dwight Co, Inc 2.300 12/15/31 1,051
EUR 750,000 g Coty, Inc 3.875 04/15/26 792
EUR 300,000 Procter & Gamble Co 3.250 08/02/31 324
EUR 600,000 The Procter & Gamble Company 0.625 10/30/24 627
EUR 400,000 The Procter & Gamble Company 1.875 10/30/38 358
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,152
INSURANCE - 1.4%
825,000 g Alliant Holdings Intermediate LLC 4.250 10/15/27 740
4,925,000 Aon Corp 2.800 05/15/30 4,263
3,900,000 Aon Corp 5.350 02/28/33 3,928
8,306,000 Aon plc 3.500 06/14/24 8,125
5,250,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,185
16,000,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 11,134
1,400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,157
EUR 500,000 Chubb INA Holdings, Inc 1.550 03/15/28 487
EUR 450,000 Chubb INA Holdings, Inc 1.400 06/15/31 397
1,500,000 CNA Financial Corp 3.950 05/15/24 1,475
1,825,000 g Equitable Financial Life Global Funding 1.400 07/07/25 1,660
EUR 250,000 g Fairfax Financial Holdings Ltd 2.750 03/29/28 245
5,575,000 g Five Corners Funding Trust 4.419 11/15/23 5,514
7,325,000 g Five Corners Funding Trust II 2.850 05/15/30 6,222
3,000,000 g Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,685
22,408,000 Hartford Financial Services Group, Inc 2.800 08/19/29 19,290
1,100,000 Hartford Financial Services Group, Inc 4.300 04/15/43 896
2,500,000 Hartford Financial Services Group, Inc 2.900 09/15/51 1,623
EUR 750,000 Liberty Mutual Group, Inc 2.750 05/04/26 782
EUR 400,000 g Liberty Mutual Group, Inc 4 .625 12/02/30 423
4,100,000 g Liberty Mutual Group, Inc 3.951 10/15/50 2,999
4,825,000 g Liberty Mutual Group, Inc 5.500 06/15/52 4,544
440,000 Marsh & McLennan Cos, Inc 3.500 03/10/25 427

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,000,000 MetLife, Inc 3.600% 04/10/24 $ 6,895
1,250,000 MetLife, Inc 3.600 11/13/25 1,201
1,750,000 MetLife, Inc 5.000 07/15/52 1,643
11,820,000 MetLife, Inc 3.850 N/A‡ 10,921
GBP 200,000 Metropolitan Life Global Funding I 4.125 09/02/25 241
8,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 8,202
11,875,000 PartnerRe Finance B LLC 4.500 10/01/50 9,916
5,250,000 Principal Financial Group, Inc 2.125 06/15/30 4,258
1,450,000 Prudential Financial, Inc 3.905 12/07/47 1,157
6,960,000 Prudential Financial, Inc 3.700 10/01/50 5,870
3,875,000 Prudential Financial, Inc 5.125 03/01/52 3,499
3,000,000 g Prudential Funding LLC 6.750 09/15/23 2,991
3,275,000 Reinsurance Group of America, Inc 3.900 05/15/29 2,971
5,600,000 g Swiss Re Finance Luxembourg SA 5.000 04/02/49 5,348
TOTAL INSURANCE 148,314
MATERIALS - 1.1%
7,975,000 Albemarle Corp 4.650 06/01/27 7,766
1,925,000 g Alpek SAB de C.V. 4.250 09/18/29 1,720
2,600,000 g Alpek SAB de C.V. 3.250 02/25/31 2,101
9,400,000 Amcor Flexibles North America, Inc 2.690 05/25/31 7,700
2,600,000 g Anglo American Capital plc 3.875 03/16/29 2,363
4,550,000 e,g Anglo American Capital plc 2.625 09/10/30 3,753
11,325,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 9,721
2,000,000 g Antofagasta plc 5.625 05/13/32 1,988
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 2.000 09/01/28 453
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 3.000 09/01/29 203
1,875,000 Ball Corp 2.875 08/15/30 1,557
852,000 Bemis Co, Inc 3.100 09/15/26 782
4,879,000 Bemis Co, Inc 2.630 06/19/30 4,058
14,250,000 Berry Global, Inc 1.570 01/15/26 12,850
200,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 184
3,000,000 g Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 2,714
1,650,000 g Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 1,473
2,500,000 g Cemex SAB de C.V. 5.450 11/19/29 2,411
1,600,000 g Cemex SAB de C.V. 5.125 N/A‡ 1,424
4,200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 3,963
EUR 500,000 Dow Chemical Co 0.500 03/15/27 474
2,800,000 g Equate Petrochemical BV 2.625 04/28/28 2,437
1,800,000 g Freeport Indonesia PT 4.763 04/14/27 1,737
2,400,000 g Fresnillo plc 4.250 10/02/50 1,796
1,850,000 g Gold Fields Orogen Holdings BVI Ltd 6.125 05/15/29 1,871
1,519,000 International Paper Co 4.350 08/15/48 1,283
3,600,000 g Inversiones CMPC S.A. 3.000 04/06/31 2,976
3,525,000 g Midwest Connector Capital Co LLC 4.625 04/01/29 3,221
4,000,000 Newmont Corp 2.250 10/01/30 3,277
3,400,000 Newmont Corp 2.600 07/15/32 2,778
6,675,000 Nutrien Ltd 2.950 05/13/30 5,794
1,920,000 g OCI NV 4.625 10/15/25 1,831
875,000 g OCP S.A. 3.750 06/23/31 723
EUR 250,000 g Olympus Water US Holding Corp 3.875 10/01/28 214
1,175,000 g Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,053
375,000 g PolyOne Corp 5.750 05/15/25 370
250,000 g SABIC Capital II BV 4.000 10/10/23 248
2,075,000 Sasol Financing USA LLC 4.375 09/18/26 1,831
3,000,000 g Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 2,118
4,300,000 Suzano Austria GmbH 3.125 01/15/32 3,442
200,000 g UltraTech Cement Ltd 2.800 02/16/31 164
3,600,000 WRKCo, Inc 4.900 03/15/29 3,482
4,450,000 e WRKCo, Inc 3.000 06/15/33 3,619
TOTAL MATERIALS 115,923

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MEDIA & ENTERTAINMENT - 1.9%
$ 2,200,000 Activision Blizzard, Inc 3.400% 09/15/26 $ 2,093
1,950,000 g Adani Electricity Mumbai Ltd 3.867 07/22/31 1,373
3,980,280 g Alfa Desarrollo S.p.A 4.550 09/27/51 2,921
1,550,000 Baidu, Inc 1.625 02/23/27 1,362
3,000,000 g Banco Nacional de Panama 2.500 08/11/30 2,354
EUR 400,000 g Blackstone Private Credit Fund 1.750 11/30/26 368
3,000,000 g BOC Aviation USA Corp 1.625 04/29/24 2,895
EUR 750,000 g BOI Finance BV 7.500 02/16/27 698
1,775,000 g Cable Onda S.A. 4.500 01/30/30 1,509
5,000,000 g CCO Holdings LLC 4.250 02/01/31 4,045
10,200,000 Charter Communications Operating LLC 4.400 04/01/33 8,953
14,100,000 Charter Communications Operating LLC 3.500 03/01/42 9,431
6,150,000 Charter Communications Operating LLC 5.125 07/01/49 4,838
20,345,000 Charter Communications Operating LLC 4.800 03/01/50 15,350
3,000,000 Charter Communications Operating LLC 3.700 04/01/51 1,896
EUR 450,000 Comcast Corp 0.250 05/20/27 428
18,750,000 Comcast Corp 4.150 10/15/28 18,166
27,075,000 e Comcast Corp 1.500 02/15/31 21,537
4,100,000 Comcast Corp 4.400 08/15/35 3,854
17,000,000 Comcast Corp 3.200 07/15/36 13,946
1,925,000 Comcast Corp 3.900 03/01/38 1,673
28,050,000 Comcast Corp 2.887 11/01/51 18,806
5,000,000 g CSC Holdings LLC 3.375 02/15/31 3,384
GBP 300,000 Discovery Communications LLC 2.500 09/20/24 362
3,000,000 g EIG Pearl Holdings Sarl 3.545 08/31/36 2,554
EUR 500,000 g Emerald Debt Merger Sub LLC 6.375 12/15/30 544
200,000 g ENN Clean Energy International Investment Ltd 3.375 05/12/26 185
4,000,000 g Genm Capital Labuan Ltd 3.882 04/19/31 3,234
5,975,000 GSK Consumer Healthcare Capital US LLC 3.375 03/24/27 5,591
3,500,000 GSK Consumer Healthcare Capital US LLC 3.625 03/24/32 3,138
650,000 Lamar Media Corp 3.750 02/15/28 592
1,000,000 Lamar Media Corp 4.000 02/15/30 875
3,097,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,783
2,675,000 g Sirius XM Radio, Inc 4.125 07/01/30 2,184
GBP 200,000 Time Warner Cable LLC 5.750 06/02/31 232
4,400,000 Time Warner Cable LLC 5.875 11/15/40 3,881
3,450,000 Time Warner Cable LLC 4.500 09/15/42 2,581
EUR 700,000 g VZ Secured Financing BV 3.500 01/15/32 587
2,105,000 Walt Disney Co 7.625 11/30/28 2,358
9,800,000 Warnermedia Holdings, Inc 3.755 03/15/27 9,141
18,225,000 Warnermedia Holdings, Inc 5.050 03/15/42 15,361
2,375,000 Warnermedia Holdings, Inc 5.141 03/15/52 1,934
2,700,000 Weibo Corp 3.375 07/08/30 2,150
EUR 500,000 Whirlpool EMEA Finance Sarl 0.500 02/20/28 467
TOTAL MEDIA & ENTERTAINMENT 202,614
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 550,000 AbbVie, Inc 1.250 06/01/24 584
17,150,000 AbbVie, Inc 4.050 11/21/39 14,932
16,075,000 Amgen, Inc 5.250 03/02/33 16,096
12,925,000 Amgen, Inc 5.650 03/02/53 13,089
7,350,000 AstraZeneca Finance LLC 1.200 05/28/26 6,632
3,795,000 AstraZeneca Finance LLC 2.250 05/28/31 3,202
13,060,000 AstraZeneca plc 1.375 08/06/30 10,508
EUR 500,000 g Avantor Funding, Inc 3 .875 07/15/28 499
1,500,000 g Avantor Funding, Inc 4.625 07/15/28 1,390
5,275,000 Bristol-Myers Squibb Co 2.350 11/13/40 3,707
2,000,000 Bristol-Myers Squibb Co 3.550 03/15/42 1,658
3,125,000 Danaher Corp 2.800 12/10/51 2,156
4,025,000 Merck & Co, Inc 2.750 12/10/51 2,776
EUR 600,000 g Organon Finance   LLC 2.875 04/30/28 568

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 250,000 g Organon Finance   LLC 5.125% 04/30/31 $ 206
4,150,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 4,134
15,000,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 15,595
15,825,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 16,014
20,175,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 16,766
EUR 400,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 351
EUR 500,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 404
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 967
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 132,234
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
EUR 200,000 Vonovia SE 0.625 12/14/29 164
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 164
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
5,094,000 g Broadcom, Inc 3.187 11/15/36 3,850
25,131,000 g Broadcom, Inc 4.926 05/15/37 22,744
1,675,000 Intel Corp 3.734 12/08/47 1,302
8,375,000 NVIDIA Corp 2.000 06/15/31 7,014
1,100,000 g NXP BV 2.700 05/01/25 1,043
5,450,000 NXP BV 3.875 06/18/26 5,235
3,475,000 NXP BV 4.400 06/01/27 3,359
4,100,000 NXP BV 3.125 02/15/42 2,868
4,800,000 e,g SK Hynix, Inc 1.500 01/19/26 4,253
2,200,000 Texas Instruments, Inc 4.150 05/15/48 1,998
4,000,000 Texas Instruments, Inc 5.000 03/14/53 4,052
1,575,000 TSMC Arizona Corp 1.750 10/25/26 1,413
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,131
SOFTWARE & SERVICES - 0.6%
7,350,000 Adobe, Inc 2.300 02/01/30 6,448
200,000 g CA Magnum Holdings 5.375 10/31/26 179
900,000 g Gartner, Inc 3.750 10/01/30 784
EUR 400,000 International Business Machines Corp 0.650 02/11/32 336
EUR 250,000 g IQVIA, Inc 1.750 03/15/26 252
1,413,000 g j2 Global, Inc 4.625 10/15/30 1,224
26,300,000 Microsoft Corp 2.400 08/08/26 24,682
4,120,000 Microsoft Corp 2.525 06/01/50 2,850
550,000 g Open Text Holdings, Inc 4.125 02/15/30 466
8,025,000 Oracle Corp 4.900 02/06/33 7,790
6,650,000 Oracle Corp 5.550 02/06/53 6,439
3,000,000 Roper Technologies, Inc 1.400 09/15/27 2,586
10,050,000 Roper Technologies, Inc 2.000 06/30/30 8,214
9,650,000 salesforce.com, Inc 2.700 07/15/41 7,090
TOTAL SOFTWARE & SERVICES 69,340
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2.800 02/15/30 3,787
4,825,000 Apple, Inc 2.450 08/04/26 4,517
26,100,000 Apple, Inc 2.050 09/11/26 24,051
3,225,000 Apple, Inc 4.650 02/23/46 3,181
4,675,000 Apple, Inc 2.650 02/08/51 3,229
1,275,000 Corning, Inc 4.375 11/15/57 1,033
5,375,000 Dell International LLC 5.300 10/01/29 5,336
2,175,000 Tyco Electronics Group S.A. 3.700 02/15/26 2,098
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 47,232
TELECOMMUNICATION SERVICES - 2.2%
2,300,000 g America Movil SAB de C.V. 5.375 04/04/32 2,083
200,000 America Movil SAB de C.V. 4.700 07/21/32 193
EUR 500,000 AT&T, Inc 2.350 09/05/29 496
42,943,000 AT&T, Inc 2.550 12/01/33 33,731

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,325,000 AT&T, Inc 4.500% 05/15/35 $ 7,653
7,375,000 AT&T, Inc 3.500 06/01/41 5,662
38,320,000 AT&T, Inc 3.550 09/15/55 26,826
6,553,000 AT&T, Inc 3.800 12/01/57 4,744
4,225,000 g Bharti Airtel Ltd 3.250 06/03/31 3,649
3,000,000 g C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,617
850,000 Deutsche Telekom International Finance BV 8.750 06/15/30 1,018
EUR 665,000 g Iliad Holding SAS 5.125 10/15/26 692
1,175,000 g Millicom International Cellular S.A. 4.500 04/27/31 903
4,000,000 g MTN Mauritius Investment Ltd 6.500 10/13/26 3,937
2,425,000 Orange S.A. 5.375 01/13/42 2,407
22,975,000 T-Mobile USA, Inc 2.625 02/15/29 19,954
30,200,000 T-Mobile USA, Inc 3.875 04/15/30 27,822
5,800,000 T-Mobile USA, Inc 5.050 07/15/33 5,695
2,225,000 T-Mobile USA, Inc 3.000 02/15/41 1,627
7,800,000 T-Mobile USA, Inc 3.300 02/15/51 5,472
EUR 400,000 Verizon Communications, Inc 1.875 10/26/29 385
EUR 200,000 Verizon Communications, Inc 4.250 10/31/30 221
10,300,000 Verizon Communications, Inc 1.750 01/20/31 8,126
39,625,000 Verizon Communications, Inc 2.550 03/21/31 33,084
35,551,000 Verizon Communications, Inc 2.355 03/15/32 28,593
EUR 300,000 Verizon Communications, Inc 2.875 01/15/38 279
GBP 1,000,000 g Vmed O2 UK Financing I plc 4.500 07/15/31 960
6,550,000 Vodafone Group plc 4.375 02/19/43 5,501
5,125,000 Vodafone Group plc 4.250 09/17/50 4,109
TOTAL TELECOMMUNICATION SERVICES 238,439
TRANSPORTATION - 0.4%
1,850,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 1,567
2,000,000 g Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 1,707
2,700,000 g Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,889
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,161
4,075,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 2,887
1,300,000 Canadian Pacific Railway Co 2.050 03/05/30 1,090
5,600,000 Canadian Pacific Railway Co 3.100 12/02/51 3,969
2,040,000 CSX Corp 2 .600 11/01/26 1,886
4,000,000 CSX Corp 3.250 06/01/27 3,764
1,525,000 CSX Corp 3.800 03/01/28 1,451
14,175,000 CSX Corp 4.250 03/15/29 13,722
1,550,000 g Empresa de los Ferrocarriles del Estado 3.068 08/18/50 942
3,175,000 g Misc Capital Two Labuan Ltd 3.625 04/06/25 3,052
3,260,000 g Misc Capital Two Labuan Ltd 3.750 04/06/27 3,051
5,100,000 Union Pacific Corp 2.891 04/06/36 4,066
2,275,000 Union Pacific Corp 3.839 03/20/60 1,810
TOTAL TRANSPORTATION 48,014
UTILITIES - 3.3%
1,650,000 AEP Transmission Co LLC 3.100 12/01/26 1,546
1,650,000 AEP Transmission Co LLC 4.000 12/01/46 1,383
4,750,000 AEP Transmission Co LLC 2.750 08/15/51 3,062
1,175,000 AEP Transmission Co LLC 5.400 03/15/53 1,208
3,475,000 Alabama Power Co 4.150 08/15/44 2,896
6,025,000 Alabama Power Co 3.450 10/01/49 4,406
16,000,000 Ameren Illinois Co 4.950 06/01/33 15,873
3,225,000 Ameren Illinois Co 5.900 12/01/52 3,512
2,750,000 American Water Capital Corp 3.000 12/01/26 2,548
4,000,000 American Water Capital Corp 2.800 05/01/30 3,496
8,500,000 American Water Capital Corp 2.300 06/01/31 7,056
2,375,000 American Water Capital Corp 4.000 12/01/46 1,916
4,500,000 American Water Capital Corp 3.750 09/01/47 3,561
5,788,000 Appalachian Power Co 4.450 06/01/45 4,763
8,475,000 Atmos Energy Corp 1 .500 01/15/31 6,659

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,175,000 Atmos Energy Corp 4.125% 10/15/44 $ 988
6,500,000 Baltimore Gas & Electric Co 3.750 08/15/47 5,075
3,700,000 g Becle SAB de C.V. 2.500 10/14/31 2,985
5,925,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 5,453
6,225,000 Black Hills Corp 4.250 11/30/23 6,182
1,075,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 930
3,550,000 CenterPoint Energy Resources Corp 6.250 02/01/37 3,650
EUR 350,000 CEZ AS. 0.875 12/02/26 339
2,975,000 CMS Energy Corp 3.600 11/15/25 2,813
3,500,000 Commonwealth Edison Co 5.900 03/15/36 3,648
8,250,000 Commonwealth Edison Co 3.000 03/01/50 5,688
5,100,000 Commonwealth Edison Co 2.750 09/01/51 3,296
2,178,000 Consumers Energy Co 2.650 08/15/52 1,396
1,542,000 Consumers Energy Co 2.500 05/01/60 885
EUR 300,000 Credit Agricole Assurances S.A. 1.500 10/06/31 248
2,350,000 Dominion Energy, Inc 2 .250 08/15/31 1,893
4,000,000 Dominion Energy, Inc 3.300 04/15/41 2,970
2,500,000 DTE Electric Co 3.650 03/01/52 1,947
2,125,000 DTE Electric Co 5.400 04/01/53 2,193
4,600,000 Duke Energy Florida LLC 3.400 10/01/46 3,436
8,850,000 Duke Energy Indiana LLC 2.750 04/01/50 5,652
6,100,000 Duke Energy Progress LLC 2.500 08/15/50 3,785
EUR 300,000 Electricite de France S.A. 2.000 10/02/30 283
3,445,000 g Empresas Publicas de Medellin ESP 4.250 07/18/29 2,712
2,000,000 g EnfraGen Energia Sur S.A. 5.375 12/30/30 1,300
4,000,000 g ENN Energy Holdings Ltd 2.625 09/17/30 3,343
6,900,000 Entergy Corp 0.900 09/15/25 6,197
5,375,000 Eversource Energy 1.650 08/15/30 4,262
6,350,000 Eversource Energy 3.450 01/15/50 4,652
8,200,000 Florida Power & Light Co 4.800 05/15/33 8,141
5,775,000 Florida Power & Light Co 3.990 03/01/49 4,868
UGX 2,000,000,000 †,g ICBC Standard Bank plc 14.250 06/26/34 492
2,900,000 Indiana Michigan Power Co 3.750 07/01/47 2,265
4,525,000 g Israel Electric Corp Ltd 4.250 08/14/28 4,215
2,000,000 g Kallpa Generacion SA 4.125 08/16/27 1,868
3,000,000 g Korea East-West Power Co Ltd 1.750 05/06/25 2,795
1,875,000 g Korea East-West Power Co Ltd 3.600 05/06/25 1,803
3,200,000 g Korea Southern Power Co Ltd 0.750 01/27/26 2,830
7,625,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 7,442
6,975,000 MidAmerican Energy Co 3.650 04/15/29 6,477
5,400,000 MidAmerican Energy Co 3.650 08/01/48 4,157
EUR 300,000 g Mondelez International Holdings Netherlands BV 1.250 09/09/41 213
7,350,000 Nevada Power Co 2.400 05/01/30 6,194
3,335,000 Nevada Power Co 5.450 05/15/41 3,205
12,700,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 10,563
20,060,000 NiSource, Inc 1.700 02/15/31 15,684
6,000,000 g NRG Energy, Inc 2.450 12/02/27 5,056
2,750,000 Ohio Power Co 2.600 04/01/30 2,349
6,150,000 Ohio Power Co 4.150 04/01/48 5,028
4,925,000 Ohio Power Co 4.000 06/01/49 3,987
EUR 250,000 g OI European Group BV 6.250 05/15/28 279
1,280,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 1,281
425,000 ONE Gas, Inc 3.610 02/01/24 419
600,000 g Pattern Energy Operations LP 4.500 08/15/28 548
2,775,000 PECO Energy Co 3.000 09/15/49 1,929
3,700,000 PECO Energy Co 2.800 06/15/50 2,439
650,000 g Perusahaan Listrik Negara PT 3.875 07/17/29 597
3,000,000 g Perusahaan Listrik Negara PT 3.375 02/05/30 2,624
200,000 g Perusahaan Listrik Negara PT 4.875 07/17/49 163
5,000,000 g Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.000 06/30/50 3,572
750,000 Potomac Electric Power Co 7.900 12/15/38 915
3,300,000 g Promigas S.A. ESP 3.750 10/16/29 2,799

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,800,000 Public Service Co of Colorado 1.875% 06/15/31 $ 5,422
2,100,000 Public Service Co of Colorado 4.050 09/15/49 1,703
4,450,000 Public Service Co of Colorado 3.200 03/01/50 3,141
6,970,000 Public Service Electric & Gas Co 3.150 01/01/50 5,068
5,150,000 Public Service Electric and Gas Co 4.900 12/15/32 5,143
3,500,000 g Saka Energi Indonesia PT 4.450 05/05/24 3,412
20,000,000 Southern Co 4.000 01/15/51 18,496
EUR 300,000 Southern Co 1.875 09/15/81 256
8,475,000 Southern Co Gas Capital Corp 3.875 11/15/25 8,126
EUR 500,000 Southern Power Co 1.850 06/20/26 510
2,440,000 Southwestern Public Service Co 3.400 08/15/46 1,761
4,089,036 g Sweihan PV Power Co PJSC 3.625 01/31/49 3,289
350,000 g Tengizchevroil Finance Co International Ltd 2.625 08/15/25 318
3,300,000 Union Electric Co 5.450 03/15/53 3,363
3,250,000 Virginia Electric & Power Co 2.950 11/15/26 3,011
3,250,000 Virginia Electric & Power Co 3.500 03/15/27 3,076
8,879,000 Virginia Electric & Power Co 3.800 04/01/28 8,412
4,125,000 Wisconsin Power & Light Co 4.100 10/15/44 3,294
3,000,000 Wisconsin Power and Light Co 4.950 04/01/33 2,967
2,240,000 Xcel Energy, Inc 4.800 09/15/41 1,976
TOTAL UTILITIES 352,027
TOTAL CORPORATE BONDS 3,599,422
(Cost $4,071,137)
GOVERNMENT BONDS - 43.6%
AGENCY SECURITIES - 0.3%
2,790,000 Canal Barge Co, Inc 4.500 11/12/34 2,703
181 Export-Import Bank of the United States 1.822 05/03/25 0^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 17,795
9,000,000 Federal National Mortgage Association (FNMA) 1.625 08/24/35 6,432
8,225,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 7,837
TOTAL AGENCY SECURITIES 34,767
FOREIGN GOVERNMENT BONDS - 3.8%
2,000,000 g Abu Dhabi Government International Bond 2.500 09/30/29 1,792
750,000 g Africa Finance Corp 2.875 04/28/28 617
1,225,000 g African Export-Import Bank 2.634 05/17/26 1,102
3,925,000 g Angolan Government International Bond 8.750 04/14/32 3,294
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 476
AUD 1,250,000 Australia Government Bond 1.000 12/21/30 674
AUD 1,775,000 Australia Government Bond 1.250 05/21/32 939
AUD 1,960,000 Australia Government Bond 1.750 06/21/51 759
2,215,000 g Bank Gospodarstwa Krajowego 5.375 05/22/33 2,199
8,500,000 g Banque Ouest Africaine de Developpement 4.700 10/22/31 6,889
EUR 3,650,000 g Banque Ouest Africaine de Developpement 2.750 01/22/33 2,898
EUR 850,000 g Benin Government International Bond 4.950 01/22/35 652
12,400,000 g BNG Bank NV 3.000 09/20/23 12,340
5,000,000 g BNG Bank NV 3.500 08/26/24 4,886
8,000,000 g BNG Bank NV 0.875 05/18/26 7,171
1,950,000 g Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 1,906
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 623
750,000 Brazilian Government International Bond 3.875 06/12/30 664
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,371
EUR 6,800,000 Bundesrepublik Deutschland 0.000 08/15/31 6,142
EUR 380,000 Bundesrepublik Deutschland 0.000 02/15/32 339
EUR 3,700,000 Bundesrepublik Deutschland 1.000 05/15/38 3,293
EUR 135,000 Bundesrepublik Deutschland 1.250 08/15/48 117
EUR 2,465,000 Bundesrepublik Deutschland 0.000 08/15/52 1,376
7,000,000 g Caisse d'Amortissement de la Dette Sociale 1.125 11/29/24 6,597
CAD 1,400,000 g Canada Housing Trust No 1.100 12/15/26 953

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CAD 1,525,000 g Canada Housing Trust No 3.550% 09/15/32 $ 1,137
CAD 1,650,000 Canadian Government Bond 3.000 11/01/24 1,216
CAD 875,000 Canadian Government International Bond 2.000 09/01/23 657
CAD 1,475,000 Canadian Government International Bond 2.000 06/01/28 1,038
CAD 850,000 Canadian Government International Bond 2.000 06/01/32 577
CAD 1,000,000 Canadian Government International Bond 5.000 06/01/37 901
$ 1,250,000 e Chile Government International Bond 2.550 01/27/32 1,067
CNY 24,000,000 China Government Bond 2.880 11/05/23 3,316
CNY 14,550,000 China Government Bond 2.940 10/17/24 2,026
CNY 21,000,000 China Government Bond 1.990 04/09/25 2,880
CNY 47,400,000 China Government Bond 3.120 12/05/26 6,690
CNY 20,200,000 China Government Bond 2.500 07/25/27 2,787
CNY 16,100,000 China Government Bond 3.270 11/19/30 2,321
CNY 18,900,000 China Government Bond 3.860 07/22/49 2,947
CNY 10,000,000 China Government Bond 3.390 03/16/50 1,443
CNY 4,700,000 China Government Bond 3.810 09/14/50 730
CNY 4,700,000 China Government Bond 3.720 04/12/51 719
NOK 7,000,000 City of Oslo Norway 2.050 10/31/24 627
3,425,000 Colombia Government International Bond 3.250 04/22/32 2,531
1,700,000 Colombia Government International Bond 5.000 06/15/45 1,180
COP 3,300,000,000 Colombian TES 7.750 09/18/30 703
275,000 g Costa Rica Government International Bond 6.550 04/03/34 276
2,200,000 e,g Costa Rica Government International Bond 5.625 04/30/43 1,886
CZK 26,950,000 Czech Republic Government Bond 1.750 06/23/32 1,002
5,000,000 g Development Bank of Japan, Inc 0.500 03/04/24 4,831
DOP 8,000,000 g Dominican Republic Government International Bond 9.750 06/05/26 147
3,500,000 g Dominican Republic Government International Bond 4.875 09/23/32 2,975
2,950,000 g Dominican Republic Government International Bond 6.500 02/15/48 2,542
24,960 g Ecuador Government International Bond 0.000 07/31/30 7
141,600 g Ecuador Government International Bond (Step Bond) 5.000 07/31/30 68
99,120 g Ecuador Government International Bond (Step Bond) 1.000 07/31/35 34
425,000 g Egypt Government International Bond 5.750 05/29/24 384
EGP 19,025,000 Egypt Government International Bond 15.900 07/02/24 573
1,500,000 g Egypt Government International Bond 5.800 09/30/27 994
725,000 g Egypt Government International Bond 7.600 03/01/29 468
EUR 1,100,000 g Egypt Government International Bond 5.625 04/16/30 663
EUR 700,000 g Egypt Government International Bond 6.375 04/11/31 422
325,000 g Egypt Government International Bond 7.053 01/15/32 184
2,700,000 g Egypt Government International Bond 8.500 01/31/47 1,428
1,425,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,029
3,500,000 European Investment Bank 4.875 02/15/36 3,754
2,000,000 g Export-Import Bank of India 3.875 02/01/28 1,880
2,000,000 g Export-Import Bank of India 2.250 01/13/31 1,615
2,800,000 Export-Import Bank of Korea 0.750 09/21/25 2,528
3,350,000 Export-Import Bank of Korea 1.250 09/21/30 2,668
EUR 1,325,000 French Republic Government Bond OAT 0.750 11/25/28 1,295
EUR 1,525,000 French Republic Government Bond OAT 1.250 05/25/36 1,343
EUR 2,775,000 g French Republic Government Bond OAT 0.500 05/25/40 1,977
EUR 860,000 French Republic Government Bond OAT 0.750 05/25/52 512
EUR 960,000 g French Republic Government Bond OAT 0.750 05/25/53 558
2,325,000 g Ghana Government International Bond 8.125 03/26/32 988
1,000,000 g Ghana Government International Bond 8.627 06/16/49 408
450,000 g Guatemala Government International Bond 4.375 06/05/27 424
EUR 1,250,000 g Hellenic Republic Government International Bond 1.500 06/18/30 1,184
EUR 725,000 g Hellenic Republic Government International Bond 0.750 06/18/31 633
4,305,000 g Hong Kong Government International Bond 4.625 01/11/33 4,443
HUF 345,000,000 Hungary Government International Bond 5.500 06/24/25 935
1,565,000 g Hungary Government International Bond 6.125 05/22/28 1,587
1,725,000 g Hungary Government International Bond 5.250 06/16/29 1,675
HUF 421,500,000 Hungary Government International Bond 3.000 08/21/30 951
1,150,000 g Hungary Government International Bond 2.125 09/22/31 887
CAD 1,475,000 Hydro-Quebec 5.000 02/15/45 1,247

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,550,000 g Indonesia Government International Bond 4 .625% 04/15/43 $ 8,986
IDR 7,750,000,000 Indonesia Treasury Bond 8.125 05/15/24 527
IDR 10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 669
AUD 500,000 Inter-American Development Bank 4.750 08/27/24 333
AUD 900,000 Inter-American Development Bank 2.750 10/30/25 575
INR 17,000,000 Inter-American Development Bank 7.000 04/17/33 210
CAD 1,300,000 International Bank for Reconstruction & Development 1.900 01/16/25 936
IDR 20,900,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,413
GBP 500,000 International Finance Corp 0.250 12/15/25 554
1,281,250 g Iraq Government International Bond 5.800 01/15/28 1,176
ILS 3,100,000 Israel Government International Bond 5.500 01/31/42 1,000
ILS 3,200,000 Israel Government International Bond 3.750 03/31/47 823
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro 0.450 02/15/29 3,929
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro 0.950 08/01/30 1,686
EUR 1,060,000 g Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 779
EUR 425,000 g Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 278
EUR 1,000,000 g Ivory Coast Government International Bond 5.875 10/17/31 911
EUR 100,000 g Ivory Coast Government International Bond 4.875 01/30/32 85
1,303,973 g Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 1,213
2,850,000 e Jamaica Government International Bond 7.875 07/28/45 3,282
6,650,000 g Japan Finance Organization for Municipalities 3.375 09/27/23 6,615
2,500,000 g Japan Finance Organization for Municipalities 1.000 05/21/25 2,300
JPY 140,000,000 Japan Finance Organization for Municipalities 0.020 03/13/26 970
JPY 498,000,000 Japan Government Five Year Bond 0.005 09/20/26 3,458
JPY 327,000,000 Japan Government Ten Year Bond 0.100 09/20/26 2,277
JPY 162,000,000 Japan Government Ten Year Bond 0.100 12/20/29 1,119
JPY 225,000,000 Japan Government Thirty Year Bond 0.500 09/20/46 1,373
JPY 105,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 622
JPY 132,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 797
JPY 118,500,000 Japan Government Thirty Year Bond 1.300 06/20/52 830
JPY 119,300,000 Japan Government Thirty Year Bond 1.600 12/20/52 897
JPY 202,000,000 Japan Government Twenty Year Bond 1.400 09/20/34 1,535
JPY 93,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 640
JPY 219,000,000 Japan Government Twenty Year Bond 0.500 12/20/38 1,456
JPY 153,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 979
JPY 385,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 2,728
JPY 320,000,000 Japan Government Two Year Bond 0.005 11/01/24 2,222
925,000 g Jordan Government International Bond 4.950 07/07/25 895
500,000 g Jordan Government International Bond 7.750 01/15/28 509
1,000,000 g Jordan Government International Bond 7.500 01/13/29 998
1,025,000 g Jordan Government International Bond 5.850 07/07/30 938
975,000 g Kenya Government International Bond 7.000 05/22/27 875
EUR 1,875,000 g Kingdom of Belgium Government Bond 0.000 10/22/27 1,805
EUR 2,900,000 g Kingdom of Belgium Government Bond 0.350 06/22/32 2,513
EUR 3,950,000 g Kingdom of Belgium Government Bond 1.450 06/22/37 3,472
2,600,000 g Kommunalbanken AS. 2.750 02/05/24 2,557
3,000,000 g Kommunalbanken AS. 1.125 06/14/30 2,431
6,975,000 g Korea Electric Power Corp 1.125 06/15/25 6,418
KRW 1,050,000,000 Korea Treasury Bond 2.875 06/10/24 792
KRW 1,270,000,000 Korea Treasury Bond 1.500 03/10/25 929
KRW 1,800,000,000 Korea Treasury Bond 1.500 12/10/26 1,272
KRW 2,400,000,000 Korea Treasury Bond 2.000 06/10/31 1,612
KRW 1,225,000,000 Korea Treasury Bond 2.375 12/10/31 839
KRW 2,380,000,000 Korea Treasury Bond 2.375 09/10/38 1,533
KRW 400,000,000 Korea Treasury Bond 1.875 09/10/41 231
KRW 365,000,000 Korea Treasury Bond 2.500 03/10/52 218
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4.400 07/25/25 406
1,750,000 q Lebanon Government International Bond 6.750 11/29/27 113
645,000 g Magyar Export-Import Bank Zrt 6.125 12/04/27 639
MYR 3,960,000 Malaysia Government Bond 3.757 05/22/40 807
MYR 2,610,000 Malaysia Government Bond 4.457 03/31/53 585
MXN 23,500,000 Mexican Bonos 5.750 03/05/26 1,255

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MXN 13,700,000 Mexican Bonos 8.500% 11/18/38 $ 780
$ 1,675,000 Mexico Government International Bond 5.400 02/09/28 1,703
3,375,000 e Mexico Government International Bond 3.250 04/16/30 3,003
3,001,000 Mexico Government International Bond 6.050 01/11/40 3,034
6,650,000 Mexico Government International Bond 4.280 08/14/41 5,471
3,500,000 Mexico Government International Bond 4.600 02/10/48 2,870
5,075,000 Mexico Government International Bond 4.400 02/12/52 3,995
1,975,000 g Morocco Government International Bond 5.950 03/08/28 1,990
EUR 900,000 g Morocco Government International Bond 1.500 11/27/31 728
4,050,000 g Morocco Government International Bond 5.500 12/11/42 3,483
1,675,000 g Namibia Government International Bond 5.250 10/29/25 1,589
EUR 400,000 g Netherlands Government International Bond 2.750 01/15/47 444
EUR 380,000 g Netherlands Government International Bond 0.000 01/15/52 201
AUD 500,000 New South Wales Treasury Corp 4.000 05/20/26 330
AUD 2,690,000 New South Wales Treasury Corp 3.000 04/20/29 1,672
NZD 2,485,000 New Zealand Government International Bond 0.500 05/15/24 1,462
NZD 1,175,000 New Zealand Government International Bond 2.750 04/15/25 691
925,000 g Nigeria Government International Bond 8.375 03/24/29 831
NOK 17,250,000 g Norway Government International Bond 2.000 04/26/28 1,479
1,100,000 g Oman Government International Bond 6.000 08/01/29 1,099
2,400,000 g Oman Government International Bond 6.250 01/25/31 2,433
3,575,000 g OPEC Fund for International Development 4.500 01/26/26 3,509
500,000 g Pakistan Government International Bond 6.000 04/08/26 240
5,400,000 Panama Bonos del Tesoro 3.362 06/30/31 4,614
2,025,000 Panama Government International Bond 4.300 04/29/53 1,503
3,150,000 Panama Notas del Tesoro 3.750 04/17/26 3,086
925,000 g Paraguay Government International Bond 5.400 03/30/50 789
1,100,000 g Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,090
3,000,000 Peruvian Government International Bond 1.862 12/01/32 2,309
1,970,000 Peruvian Government International Bond 3.000 01/15/34 1,635
PEN 3,515,000 g Peruvian Government International Bond 5.400 08/12/34 857
2,645,000 Philippine Government International Bond 4.200 03/29/47 2,273
1,425,000 Poland Government International Bond 5.750 11/16/32 1,493
2,935,000 Poland Government International Bond 5.500 04/04/53 2,951
CAD 875,000 Province of Ontario Canada 2.150 06/02/31 579
CAD 875,000 Province of Ontario Canada 1.900 12/02/51 426
CAD 650,000 Province of Quebec Canada 2.750 09/01/27 466
6,000,000 Province of Quebec Canada 7.500 09/15/29 6,981
2,050,000 g Qatar Government International Bond 3.750 04/16/30 1,971
EUR 425,000 g Republic of Cameroon International Bond 5.950 07/07/32 331
500,000 g Republic of Guatemala 4.650 10/07/41 399
7,000,000 Republic of Italy Government International Bond 4.000 10/17/49 5,394
1,000,000 g Republic of Paraguay 6.100 08/11/44 944
200,000 Republic of South Africa Government International
Bond
5.875 04/20/32 177
ZAR 18,725,000 Republic of South Africa Government International
Bond
8.875 02/28/35 814
ZAR 15,100,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 587
2,800,000 Republic of South Africa Government International
Bond
5.375 07/24/44 1,988
350,000 Republic of South Africa Government International
Bond
7.300 04/20/52 294
2,150,000 g Republic of Uzbekistan International Bond 4.750 02/20/24 2,126
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14.000 07/19/24 484
RON 6,075,000 Romanian Government International Bond 4.000 10/25/23 1,327
1,850,000 g Romanian Government International Bond 3.000 02/14/31 1,532
EUR 600,000 g Romanian Government International Bond 2.000 01/28/32 479
EUR 500,000 g Romanian Government International Bond 2.000 04/14/33 384
3,300,000 g Romanian Government International Bond 4.000 02/14/51 2,351
3,550,000 g Rwanda International Government Bond 5.500 08/09/31 2,666
3,000,000 g Saudi Government International Bond 3.250 10/26/26 2,842
5,100,000 g Saudi Government International Bond 4.500 04/17/30 5,006

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,150,000 g Saudi Government International Bond 3.750% 01/21/55 $ 4,641
EUR 1,000,000 g Senegal Government International Bond 4.750 03/13/28 937
EUR 425,000 g Senegal Government International Bond 5.375 06/08/37 310
1,000,000 g Senegal Government International Bond 6.750 03/13/48 714
EUR 1,250,000 g Serbia Government International Bond 1.500 06/26/29 1,051
760,000 g Serbia Government International Bond 6.500 09/26/33 745
EUR 575,000 g Serbia Government International Bond 2.050 09/23/36 383
3,450,000 g Serbia International Bond 2.125 12/01/30 2,647
RSD 96,000,000 Serbia Treasury Bonds 5.875 02/08/28 913
RSD 31,700,000 Serbia Treasury Bonds 4.500 08/20/32 259
2,000,000 South Africa Government International Bond 5.875 09/16/25 1,974
EUR 2,550,000 g Spain Government International Bond 2.750 10/31/24 2,757
EUR 845,000 g Spain Government International Bond 1.400 07/30/28 844
EUR 1,475,000 g Spain Government International Bond 0.600 10/31/29 1,372
EUR 625,000 g Spain Government International Bond 0.100 04/30/31 535
EUR 2,350,000 g Spain Government International Bond 1.200 10/31/40 1,748
3,100,000 State of Israel 3.375 01/15/50 2,323
6,590,000 Svensk Exportkredit AB 1.750 12/12/23 6,483
THB 24,600,000 Thailand Government International Bond 2.875 12/17/28 711
THB 24,400,000 Thailand Government International Bond 3.300 06/17/38 723
EUR 1,000,000 g Ukraine Government International Bond 6.750 06/20/28 229
EUR 1,125,000 g Ukraine Government International Bond 4.375 01/27/32 261
GBP 485,000 United Kingdom Gilt 0.125 01/31/28 499
GBP 1,220,000 United Kingdom Gilt 1.625 10/22/28 1,330
GBP 425,000 United Kingdom Gilt 0.500 01/31/29 429
GBP 2,665,000 United Kingdom Gilt 1.750 09/07/37 2,421
GBP 275,000 United Kingdom Gilt 1.250 10/22/41 210
GBP 575,000 United Kingdom Gilt 1.500 07/22/47 413
GBP 1,875,000 United Kingdom Gilt 0.625 10/22/50 966
GBP 1,475,000 United Kingdom Gilt 1.500 07/31/53 977
5,280,000 Uruguay Government International Bond 4.375 01/23/31 5,201
UYU 20,300,000 Uruguay Government International Bond 8.250 05/21/31 497
1,400,000 Uruguay Government International Bond 5.100 06/18/50 1,392
TOTAL FOREIGN GOVERNMENT BONDS 410,872
MORTGAGE BACKED - 18.4%
80,255,430 g,i Citigroup Mortgage Loan Trust 0.156 02/25/52 627
8,998,104 g,i Citigroup Mortgage Loan Trust 0.250 02/25/52 111
11,770,003 Federal Home Loan Mortgage Corp (FHLMC) 4.500 11/01/37 11,544
3,860,813 i FHLMC LIBOR 1 M + 5.920% 0.727 03/15/44 322
8,386,785 FHLMC 3.500 01/15/47 7,410
8,134,909 i FHLMC LIBOR 1 M + 9.920% 1.611 06/15/48 7,614
6,108,152 i FHLMC LIBOR 1 M + 9.840% 1.531 10/15/48 5,565
13,271,166 FHLMC 3.000 11/01/49 11,837
16,897,475 FHLMC 2.000 09/25/50 2,028
6,688,663 FHLMC 3.000 10/25/50 4,742
36,297,195 FHLMC 2.500 02/25/51 5,538
8,324,044 FHLMC 2.500 05/25/51 5,272
33,449,426 FHLMC 3.000 11/01/51 29,835
4,825,896 FHLMC 3.000 11/01/51 4,291
2,998,037 FHLMC 3.000 11/01/51 2,686
4,268,533 FHLMC 3.000 11/01/51 3,807
28,104,409 FHLMC 2.000 02/01/52 23,065
34,005,256 FHLMC 2.500 02/01/52 29,070
26,387,136 FHLMC 2.500 03/01/52 22,553
6,952,020 FHLMC 4.000 04/01/52 6,529
8,777,388 FHLMC 3.500 05/01/52 8,005
1,064,693 FHLMC 3.500 06/01/52 972
17,902,974 FHLMC 4.500 06/01/52 17,215
16,906,776 FHLMC 4.500 07/01/52 16,258
3,277,817 FHLMC 4.000 08/25/52 2,780
6,071,110 FHLMC 4.500 10/25/52 5,506

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 32,082,308 FHLMC 6.000% 11/01/52 $ 32,426
7,281,567 FHLMC 5 .500 11/25/52 7,383
3,463,099 FHLMC 5.500 02/25/53 3,473
5,915 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 6
4,036 FGLMC 7.000 01/01/32 4
218,486 FGLMC 4.500 07/01/33 215
1,576,260 FGLMC 7.000 12/01/33 1,635
472,853 FGLMC 4.500 10/01/34 465
291,987 FGLMC 4.500 04/01/35 288
437,656 FGLMC 7.000 05/01/35 447
1,237,371 FGLMC 5.000 06/01/36 1,248
432,426 FGLMC 5.000 07/01/39 436
57,801 FGLMC 4.500 12/01/43 57
33,133 FGLMC 4.500 02/01/44 33
1,242,254 FGLMC 4.500 10/01/44 1,219
604,086 FGLMC 4.500 11/01/44 593
948,828 FGLMC 4.500 11/01/44 931
577,285 FGLMC 4.500 12/01/44 567
791,188 FGLMC 4.500 12/01/44 776
3,283,731 FGLMC 3.500 04/01/45 3,060
680,763 FGLMC 4.500 05/01/45 655
14,324,965 FGLMC 3.500 08/01/45 13,365
1,445,511 FGLMC 4.500 06/01/47 1,431
2,463,955 FGLMC 4.000 09/01/47 2,359
2,485,879 FGLMC 3.500 12/01/47 2,303
9,002,793 FGLMC 4.500 08/01/48 8,847
4,137,059 FGLMC 4.500 10/01/48 4,066
6,696,312 FGLMC 3.500 11/01/48 6,197
3,261 Federal National Mortgage Association (FNMA) 8.000 07/01/24 3
1,349 FNMA 9.000 11/01/25 1
2,012,258 FNMA 3.500 05/01/32 1,928
12,416,728 FNMA 3.000 10/01/32 11,687
214,077 FNMA 4.500 10/01/33 211
384,986 FNMA 4.500 05/01/35 378
2,415,029 FNMA 5.000 05/01/35 2,432
1,131,489 FNMA 5.000 10/01/35 1,140
947,313 FNMA 5.000 02/01/36 954
24,371,512 FNMA 4.000 11/01/37 23,523
2,733,314 FNMA 5.500 11/01/38 2,805
985,590 FNMA 3.000 10/01/39 900
11,963,852 FNMA 3.000 05/01/40 10,888
1,615,829 FNMA 5.000 09/01/40 1,627
3,425,584 FNMA 5.000 05/01/41 3,450
28,650,615 FNMA 2.000 03/01/42 24,247
9,175,868 FNMA 4.000 09/01/42 8,796
7,120,642 FNMA 3.500 04/01/43 6,652
6,182,415 FNMA 3 .500 09/01/43 5,794
5,063,292 i FNMA LIBOR 1 M + 5.950% 0.800 09/25/43 501
6,388,696 FNMA 4.500 03/01/44 6,309
30,483,262 FNMA 4.000 05/01/44 29,185
2,883,946 FNMA 4.500 06/01/44 2,827
2,824,232 FNMA 4.500 10/01/44 2,769
4,794,488 FNMA 4.500 11/01/44 4,700
1,486,006 FNMA 5.000 11/01/44 1,497
1,630,793 FNMA 4.500 12/01/44 1,599
1,887,062 FNMA 4.000 01/01/45 1,809
504,465 FNMA 4.500 03/01/45 495
280,724 FNMA 4.500 04/01/45 275
6,551,897 FNMA 3.500 05/01/45 6,106
8,324,627 FNMA 3.500 01/01/46 7,742
963,576 FNMA 4.000 04/01/46 921
6,813,117 FNMA 3.500 06/01/46 6,336

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,631,839 FNMA 3.500% 07/01/46 $ 8,028
15,101,147 FNMA 3.500 07/01/46 14,121
1,436,507 FNMA 3.000 10/01/46 1,270
8,583,816 FNMA 3.500 10/01/46 7,968
3,433,807 FNMA 4.500 05/01/47 3,391
357,387 FNMA 3.000 11/01/47 316
6,418,285 FNMA 3.500 11/01/47 5,985
13,726,218 FNMA 3.500 01/01/48 12,689
5,625,511 FNMA 4.500 01/01/48 5,522
5,034,593 FNMA 4.500 02/01/48 4,942
3,770,828 FNMA 4.500 05/01/48 3,700
2,785,282 FNMA 4.500 05/01/48 2,732
7,810,187 FNMA 5.000 08/01/48 7,777
450,728 FNMA 3.000 06/01/49 388
18,142,863 FNMA 3.000 07/01/50 16,183
11,860,836 FNMA 2.000 08/25/50 1,630
8,955,088 FNMA 2.000 10/25/50 6,045
31,730,168 FNMA 2.500 11/25/50 4,515
10,470,293 FNMA 3.000 12/25/50 1,717
3,909,849 FNMA 3.000 02/25/51 704
75,898,545 FNMA 2.000 04/01/51 62,144
11,661,213 FNMA 3.000 09/01/51 10,373
11,878,503 FNMA 2.500 11/25/51 1,485
31,507,091 FNMA 2.000 12/01/51 25,833
10,806,479 FNMA 2.000 01/01/52 8,912
23,665,627 FNMA 2.000 02/01/52 19,419
29,127,186 FNMA 2.500 02/01/52 24,895
26,798,941 FNMA 2.500 02/01/52 22,910
9,539,423 FNMA 2.500 02/01/52 8,143
12,577,003 FNMA 3.500 02/01/52 11,558
35,639,175 FNMA 2.000 03/01/52 29,207
52,032,915 FNMA 3.000 04/01/52 46,070
20,873,665 FNMA 3.000 04/01/52 18,459
3,948,544 FNMA 3.500 04/01/52 3,599
43,472,637 FNMA 4.000 05/01/52 40,820
3,484,526 FNMA 4.000 05/25/52 2,796
49,269,120 FNMA 3.500 06/01/52 44,998
30,162,174 FNMA 4.000 06/01/52 28,322
8,684,156 FNMA 4.500 06/01/52 8,351
55,390,394 FNMA 4.000 07/01/52 52,011
17,066,638 FNMA 4.000 07/01/52 16,020
7,964,386 FNMA 4.500 07/01/52 7,659
8,637,443 FNMA 4.500 07/01/52 8,305
5,293,697 FNMA 4.500 07/01/52 5,090
9,254,406 FNMA 4.500 07/25/52 8,507
52,605,012 FNMA 5.000 08/01/52 51,599
5,418,567 FNMA 4.500 08/25/52 4,733
69,199,513 FNMA 4.000 09/01/52 64,948
111,351,531 FNMA 4.500 09/01/52 107,074
23,496,080 FNMA 5.000 09/01/52 23,040
4,109,505 FNMA 4.000 09/25/52 3,451
4,688,454 FNMA 4.000 09/25/52 4,207
101,044,354 FNMA 4.000 10/01/52 94,847
62,215,532 FNMA 4.500 10/01/52 59,822
17,320,656 FNMA 5.000 10/01/52 16,980
3,930,191 FNMA 4.500 10/25/52 3,764
4,488,691 FNMA 4.500 10/25/52 4,317
50,886,339 FNMA 4.500 11/01/52 48,929
7,302,312 FNMA 5.500 11/25/52 7,335
26,832,419 FNMA 5.500 02/01/53 26,704
970,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 3.650% 8.210 11/25/41 967
22,630,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7.467 02/25/42 22,385

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 31,100,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9.567% 06/25/42 $ 32,693
15,075,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9.067 07/25/42 15,547
10,574,776 Government National Mortgage Association (GNMA) 3.700 10/15/33 10,087
174,043 GNMA 5.000 04/15/38 175
218,659 GNMA 6.500 11/20/38 230
786,968 GNMA 5.000 06/15/39 788
435,447 GNMA 5.000 06/15/39 434
7,502,893 GNMA 5.000 01/20/40 1,479
9,671,931 GNMA 3.700 08/15/40 9,195
10,006,032 GNMA 2.500 12/20/43 8,851
4,481,483 GNMA 3.000 03/20/45 3,931
4,382,087 GNMA 4.500 12/20/45 4,284
3,795,073 GNMA 4.000 06/20/46 486
7,384,278 i GNMA LIBOR 1 M + 6.100% 0.943 03/20/50 832
16,096,923 GNMA 3.000 11/20/51 11,828
16,250,445 GNMA 3.000 01/20/52 12,136
5,669,741 GNMA 2.500 02/20/52 4,712
102,869,040 GNMA 3.000 05/20/52 91,990
4,793,891 GNMA 3.500 07/20/52 4,424
5,282,153 GNMA 4.000 07/20/52 4,378
12,577,992 GNMA 4.000 08/20/52 11,901
7,810,863 GNMA 4.000 09/20/52 7,390
9,397,218 GNMA 4.500 09/20/52 8,635
7,979,755 GNMA 4.500 09/20/52 7,549
6,651,331 GNMA 4.500 09/20/52 6,214
4,530,062 GNMA 4.500 09/20/52 4,117
10,221,625 GNMA 5 .000 11/20/52 10,053
5,187,332 GNMA 4.500 02/20/53 4,725
4,403,774 GNMA 5.500 02/20/53 4,379
13,884,355 GNMA 1.884 05/20/53 886
2,795,000 Morgan Stanley Capital I Trust 3.779 05/15/48 2,653
5,738,307 g,i OBX 3 .000 01/25/52 4,656
TOTAL MORTGAGE BACKED 1,972,403
MUNICIPAL BONDS - 3.0%
2,975,000 Chicago Housing Authority 3.682 01/01/25 2,889
245,000 City & County of San Francisco CA Community Facilities
District
3.264 09/01/25 234
1,000,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 921
845,000 City & County of San Francisco CA Community Facilities
District
3.750 09/01/37 741
2,000,000 City & County of San Francisco CA Community Facilities
District
4.000 09/01/48 1,634
3,995,000 City of Los Angeles CA Wastewater System Revenue 4.029 06/01/39 3,607
4,940,000 City of New York NY 3.200 12/01/26 4,669
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4.353 07/01/25 1,533
4,055,000 Commonwealth Financing Authority 3.864 06/01/38 3,638
19,355,000 Commonwealth Financing Authority 3.807 06/01/41 16,570
1,500,000 County of Miami-Dade FL Aviation Revenue 2.368 10/01/23 1,488
2,500,000 County of Miami-Dade FL Aviation Revenue 3.285 10/01/23 2,485
3,500,000 County of Miami-Dade FL Aviation Revenue 2.504 10/01/24 3,365
4,365,000 County of Miami-Dade FL Aviation Revenue 2.604 10/01/25 4,106
2,375,000 County of Miami-Dade FL Aviation Revenue 3.505 10/01/25 2,279
2,500,000 County of Miami-Dade FL Aviation Revenue 2.704 10/01/26 2,319
3,940,000 County of Miami-Dade FL Aviation Revenue 3.049 10/01/26 3,695
3,750,000 County of Miami-Dade FL Aviation Revenue 3.612 10/01/26 3,580
4,700,000 County of Miami-Dade FL Aviation Revenue 2.529 10/01/30 4,015
3,730,000 County of Miami-Dade FL Aviation Revenue 3.732 10/01/37 3,214
3,900,000 County of Miami-Dade FL Aviation Revenue 3.982 10/01/41 3,283
9,160,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 8,205
2,000,000 Duke University 3.199 10/01/38 1,646

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,080,000 Illinois Finance Authority 3.944% 08/15/47 $ 4,033
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3.375 09/01/35 4,121
1,815,000 New York City Housing Development Corp 3.573 11/01/23 1,802
1,000,000 New York City Housing Development Corp 3.650 05/01/24 982
5,680,000 New York State Dormitory Authority 3.998 07/01/39 5,158
10,605,000 New York State Dormitory Authority 4.294 07/01/44 9,888
6,000,000 New York State Dormitory Authority 3.879 07/01/46 5,102
5,000,000 New York State Thruway Authority 2.256 01/01/25 4,769
6,460,000 New York State Thruway Authority 2.406 01/01/26 6,044
4,750,000 New York State Thruway Authority 2.500 01/01/27 4,384
3,400,000 Port of Corpus Christi Authority of Nueces County 3.287 12/01/23 3,364
1,500,000 Port of Corpus Christi Authority of Nueces County 3.387 12/01/24 1,453
1,000,000 Port of Corpus Christi Authority of Nueces County 3.487 12/01/25 958
1,910,000 Public Finance Authority 4.269 07/01/40 1,679
6,360,000 San Jose Redevelopment Agency 3.375 08/01/34 5,668
13,060,000 State of California 4.600 04/01/38 12,544
10,500,000 State of Illinois 3.150 06/15/26 9,858
12,500,000 State of Illinois 3.250 06/15/27 11,566
27,150,000 State of Illinois 5.100 06/01/33 26,709
9,700,000 State of Oregon Department of Administrative Services 4.103 05/01/39 8,638
9,900,000 State of Wisconsin 3.154 05/01/27 9,330
25,860,000 University of California 3.063 07/01/25 24,900
17,045,000 University of California 3.931 05/15/45 15,477
21,000,000 University of Chicago 4.151 10/01/45 18,182
7,620,000 University of Massachusetts Building Authority 3.097 11/01/35 6,391
13,000,000 University of Massachusetts Building Authority 3.434 11/01/40 10,648
20,000,000 University of New Mexico 3.532 06/20/32 18,846
1,500,000 Utah Municipal Power Agency 2.512 07/01/23 1,500
2,160,000 Virginia Port Authority 4 .228 07/01/36 1,993
390,000 Washington Convention & Sports Authority 3.969 10/01/30 366
TOTAL MUNICIPAL BONDS 316,469
U.S. TREASURY SECURITIES - 18.1%
4,500,000 United States Treasury Bond 4.750 02/15/37 4,978
22,750,000 United States Treasury Bond 3.500 02/15/39 21,794
12,050,000 United States Treasury Bond 3.875 08/15/40 11,956
20,935,000 United States Treasury Bond 4.375 05/15/41 22,032
6,000,000 United States Treasury Bond 2.750 11/15/42 4,935
35,680,000 United States Treasury Bond 3.000 05/15/45 30,134
41,710,000 United States Treasury Bond 2.875 08/15/45 34,419
52,140,000 United States Treasury Bond 2.500 05/15/46 40,093
1,075,000 United States Treasury Bond 3.000 05/15/47 905
30,710,000 United States Treasury Bond 2.750 11/15/47 24,701
6,155,000 United States Treasury Bond 3.125 05/15/48 5,309
51,995,000 United States Treasury Bond 3.000 08/15/48 43,867
20,120,000 United States Treasury Bond 3.375 11/15/48 18,183
36,800,172 k United States Treasury Inflation Indexed Bonds 0.500 04/15/24 35,910
8,770,000 United States Treasury Note 0.125 08/31/23 8,698
143,890,000 United States Treasury Note 3.875 03/31/25 141,063
2,205,000 United States Treasury Note 0.250 10/31/25 1,990
177,485,000 United States Treasury Note 4.000 02/15/26 174,760
2,765,000 United States Treasury Note 4.625 03/15/26 2,768
30,850,000 United States Treasury Note 0.500 10/31/27 26,331
255,364,000 United States Treasury Note 3.500 04/30/28 248,142
117,115,000 United States Treasury Note 3.625 05/31/28 114,553
131,595,000 United States Treasury Note 4.000 06/30/28 130,875
1,250,000 United States Treasury Note 1.250 09/30/28 1,082
109,835,000 United States Treasury Note 3.500 04/30/30 106,643
139,476,000 United States Treasury Note 3.375 05/15/33 134,507
10,000,000 United States Treasury Note 1.125 08/15/40 6,430
85,325,800 United States Treasury Note 2.375 02/15/42 66,431
26,721,000 United States Treasury Note 3.250 05/15/42 23,844

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 91,758,000 United States Treasury Note 3.375% 08/15/42 $ 83,288
54,100,000 United States Treasury Note 3.875 02/15/43 52,748
37,000,000 e United States Treasury Note 3.875 05/15/43 36,104
256,002,000 United States Treasury Note 2.250 02/15/52 185,001
89,786,000 United States Treasury Note 3.625 02/15/53 86,167
TOTAL U.S. TREASURY SECURITIES 1,930,641
TOTAL GOVERNMENT BONDS 4,665,152
(Cost $5,011,584)
STRUCTURED ASSETS - 19.8%
ASSET BACKED - 6.2%
5,000,000 g,i AGL CLO 19 Ltd SOFR 3 M + 2.750% 7.806 07/21/35 5,013
Series - 2022 19A (Class B1)
7,100,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6.910 01/17/35 6,952
Series - 2021 16A (Class B)
7,500,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 6.750 04/20/34 7,246
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 3,902
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 5,726
Series - 2020 3 (Class D)
3,499,000 g AMSR Trust 3.148 01/19/39 3,172
Series - 2019 SFR1 (Class C)
3,347,000 g AMSR Trust 3.247 01/19/39 3,016
Series - 2019 SFR1 (Class D)
74,236 g Asset Backed Funding Corp NIM Trust 5.900 07/26/35 0^
Series - 2005 WMC1 (Class N1)
9,500,000 g Avis Budget Rental Car Funding AESOP LLC 1.380 08/20/27 8,345
Series - 2021 1A (Class A)
4,400,000 g BHG Securitization Trust 1.670 10/17/34 3,883
Series - 2021 B (Class B)
1,809,344 g BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 1,700
Series - 2019 A (Class A)
EUR 731,317 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 5.853 05/22/31 705
Series - 2021 1A (Class D)
12,203,578 g Capital Automotive REIT 2.690 02/15/50 11,452
Series - 2020 1A (Class A1)
5,720,949 g Capital Automotive REIT 1.440 08/15/51 4,941
Series - 2021 1A (Class A1)
4,218,544 g Capital Automotive REIT 1.920 08/15/51 3,611
Series - 2021 1A (Class A3)
9,775,000 g Cars Net Lease Mortgage Notes Series 2.010 12/15/50 8,250
Series - 2020 1A (Class A1)
5,000,000 Carvana Auto Receivables Trust 0.970 03/10/28 4,653
Series - 2021 N2 (Class A2)
612,468 Carvana Auto Receivables Trust 1.270 03/10/28 585
Series - 2021 N2 (Class D)
EUR 595,590 g,i Cassia SRL EURIBOR 3 M + 3.500% 6.883 05/22/34 601
Series - 2022 1A (Class B)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1.000 07/17/34 4,036
Series - 2020 1A (Class B1R)
596,055 i C-BASS Trust LIBOR 1 M + 0.160% 3.075 07/25/36 565
Series - 2006 CB6 (Class A1)
17,179,533 g CF Hippolyta LLC 1.690 07/15/60 15,417
Series - 2020 1 (Class A1)
5,045,811 g CF Hippolyta LLC 1.990 07/15/60 4,214
Series - 2020 1 (Class A2)
2,941,208 g CF Hippolyta LLC 2.280 07/15/60 2,627
Series - 2020 1 (Class B1)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 18,848,951 g CF Hippolyta LLC 1.530% 03/15/61 $ 16,330
Series - 2021 1A (Class A1)
4,476,626 g CF Hippolyta LLC 1.980 03/15/61 3,788
Series - 2021 1A (Class B1)
428,194 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5.700 02/26/35 408
Series - 2004 2 (Class 1M2)
1,393,220 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 6.470 07/20/30 1,386
Series - 2017 3A (Class A1)
2,000,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 6.860 11/16/30 1,965
Series - 2017 5A (Class A2)
5,500,000 g,i CIFC Funding Ltd SOFR 3 M + 3.000% 8.071 10/22/35 5,548
Series - 2022 7A (Class B1)
41,242 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 41
Series - 2002 1 (Class AF6)
6,520,000 i Citibank Credit Card Issuance Trust LIBOR 1 M + 0.770% 5.988 05/14/29 6,513
Series - 2017 A6 (Class A6)
7,921,375 g DB Master Finance LLC 4.021 05/20/49 7,384
Series - 2019 1A (Class A2II)
36,937,500 g DB Master Finance LLC 2.045 11/20/51 32,145
Series - 2021 1A (Class A2I)
29,156,000 g DB Master Finance LLC 2.493 11/20/51 24,649
Series - 2021 1A (Class A2II)
2,250,295 g Diamond Resorts Owner Trust 2.890 02/20/32 2,131
Series - 2019 1A (Class A)
336,148 g Diamond Resorts Owner Trust 2.700 11/21/33 304
Series - 2021 1A (Class C)
28,003,500 g Domino's Pizza Master Issuer LLC 2.662 04/25/51 23,739
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 6.862 07/18/30 3,722
Series - 2017 49A (Class BR)
3,611,207 g DT Auto Owner Trust 0.840 10/15/26 3,515
Series - 2021 1A (Class C)
750,275 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6.250 05/25/37 741
Series - 2007 2 (Class A2C)
2,328,593 g FCI Funding LLC 1.130 04/15/33 2,224
Series - 2021 1A (Class A)
5,271,100 g FNA VI LLC 1.350 01/10/32 4,763
Series - 2021 1A (Class A)
1,281,507 g,i GoldenTree Loan Opportunities IX Ltd LIBOR 3 M + 1.110% 6.409 10/29/29 1,278
Series - 2014 9A (Class AR2)
43,700,000 g,i Gracie Point International Funding 30 D AVG SOFR + 2.750% 7.791 07/01/24 43,729
Series - 2022 2A (Class A)
6,925,000 g,i Gracie Point International Funding 30 D AVG SOFR + 3.350% 8.415 07/01/24 6,930
Series - 2022 2A (Class B)
4,000,000 g GSCG Trust 2.936 09/06/34 3,439
Series - 2019 600C (Class A)
241,933 g HERO Funding Trust 3.280 09/20/48 208
Series - 2017 2A (Class A1)
483,865 g HERO Funding Trust 4.070 09/20/48 426
Series - 2017 2A (Class A2)
24,000,000 g Hertz Vehicle Financing LLC 1.210 12/26/25 22,484
Series - 2021 1A (Class A)
1,084,079 g Hilton Grand Vacations Trust 2.660 12/26/28 1,070
Series - 2017 AA (Class A)
935,018 g Hilton Grand Vacations Trust 2.960 12/26/28 920
Series - 2017 AA (Class B)
2,814,976 g Hilton Grand Vacations Trust 2.340 07/25/33 2,624
Series - 2019 AA (Class A)
347,154 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3.986 06/25/33 338
Series - 2003 1 (Class M1)
1,499,931 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6.396 01/17/38 1,492
Series - 2018 SFR4 (Class B)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,949,549 g JG Wentworth XXII LLC 3.820% 12/15/48 $ 2,896
Series - 2010 3A (Class A)
5,000,000 g,i KKR Clo 32 Ltd LIBOR 3 M + 1.750% 7.010 01/15/32 4,918
Series - 2020 32A (Class B)
3,500,000 g,i Madison Park Funding LV Ltd SOFR 3 M + 2.900% 7.882 07/18/35 3,514
Series - 2022 55A (Class B1)
5,500,000 g,i Madison Park Funding XXI Ltd LIBOR 3 M + 1.650% 6.910 10/15/32 5,393
Series - 2016 21A (Class A2RR)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6.821 11/15/28 523
Series - 2016 18A (Class BR)
3,500,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6.910 01/15/35 3,415
Series - 2021 3A (Class B)
3,414,177 g MVW LLC 1.140 01/22/41 3,068
Series - 2021 1WA (Class A)
1,066,184 g MVW Owner Trust 2.420 12/20/34 1,060
Series - 2017 1A (Class A)
1,239,561 g MVW Owner Trust 3.450 01/21/36 1,206
Series - 2018 1A (Class A)
1,343,958 g MVW Owner Trust 2.890 11/20/36 1,277
Series - 2019 1A (Class A)
4,510,475 g MVW Owner Trust 2.220 10/20/38 4,186
Series - 2019 2A (Class A)
2,690,870 g Navient Private Education Refi Loan Trust 1.310 01/15/69 2,431
Series - 2020 HA (Class A)
4,987,517 g Navient Private Education Refi Loan Trust 0.840 05/15/69 4,326
Series - 2021 A (Class A)
2,334,530 g Navient Student Loan Trust 3.390 12/15/59 2,205
Series - 2019 BA (Class A2A)
1,114,208 g,i Navient Student Loan Trust LIBOR 1 M + 0.980% 6.173 12/15/59 1,098
Series - 2019 BA (Class A2B)
500,000 g,i NCMF Trust SOFR 1 M + 3.335% 8.482 03/15/39 487
Series - 2022 MFP (Class D)
10,000,000 g,i Neuberger Berman CLO Ltd SOFR 3 M + 1.800% 6.868 04/25/36 9,628
Series - 2022 48A (Class B)
8,600,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 6.800 04/20/31 8,405
Series - 2019 31A (Class BR)
1,000,000 g,i Neuberger Berman Loan Advisers Clo 43 Ltd LIBOR 3 M + 1.600% 6.860 07/17/35 980
Series - 2021 43A (Class B)
6,650,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6.912 01/18/36 6,528
Series - 2021 10A (Class B)
2,250,000 g,i OHA Credit Funding 6 Ltd LIBOR 3 M + 1.650% 6.900 07/20/34 2,213
Series - 2020 6A (Class BR)
2,806,530 g OneMain Financial Issuance Trust 3.840 05/14/32 2,796
Series - 2020 1A (Class A)
9,000,000 g OneMain Financial Issuance Trust 4.890 10/14/34 8,799
Series - 2022 2A (Class A)
17,350,000 g OneMain Financial Issuance Trust 1.750 09/14/35 15,481
Series - 2020 2A (Class A)
21,646,000 g,i OneMain Financial Issuance Trust 30 D AVG SOFR + 0.760% 5.827 06/16/36 21,078
Series - 2021 1A (Class A2)
4,076,069 g Oportun Funding XIV LLC 1.210 03/08/28 3,884
Series - 2021 A (Class A)
356,518 g Orange Lake Timeshare Trust 3.100 11/08/30 352
Series - 2018 A (Class A)
8,000,000 g,i Palmer Square CLO Ltd SOFR 3 M + 1.800% 6.848 04/20/35 7,825
Series - 2022 1A (Class B)
9,000,000 g PFS Financing Corp 1.000 10/15/25 8,881
Series - 2020 E (Class A)
9,861,000 g PFS Financing Corp 0.970 02/15/26 9,541
Series - 2020 G (Class A)
1,450,000 g Progress Residential Trust 2.711 11/17/40 1,188
Series - 2021 SFR9 (Class D)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 g Purchasing Power Funding LLC 4.370% 10/15/25 $ 940
Series - 2021 A (Class D)
11,887,867 Santander Drive Auto Receivables Trust 2.220 09/15/26 11,675
Series - 2020 2 (Class D)
3,690,000 Santander Drive Auto Receivables Trust 1.480 01/15/27 3,564
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1.670 10/15/27 31,380
Series - 2021 4 (Class D)
20,237,000 g SERVPRO Master Issuer LLC 2.394 04/25/51 16,615
Series - 2021 1A (Class A2)
1,031,890 g Sierra Timeshare Receivables Funding LLC 3.500 06/20/35 1,027
Series - 2018 2A (Class A)
1,125,278 g Sierra Timeshare Receivables Funding LLC 3.200 01/20/36 1,079
Series - 2019 1A (Class A)
1,750,993 g Sierra Timeshare Receivables Funding LLC 2.590 05/20/36 1,687
Series - 2019 2A (Class A)
1,020,124 g Sierra Timeshare Receivables Funding LLC 2.340 08/20/36 959
Series - 2019 3A (Class A)
1,323,622 g Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 1,226
Series - 2021 1A (Class A)
1,435,163 g Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 1,321
Series - 2021 1A (Class B)
795,660 g Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 729
Series - 2021 1A (Class C)
2,069,781 g SMB Private Education Loan Trust 2.430 02/17/32 1,989
Series - 2016 B (Class A2A)
3,656,584 g SMB Private Education Loan Trust 2.880 09/15/34 3,502
Series - 2017 A (Class A2A)
4,599,010 g SMB Private Education Loan Trust 2.820 10/15/35 4,375
Series - 2017 B (Class A2A)
2,110,829 g SMB Private Education Loan Trust 3.500 02/15/36 2,017
Series - 2018 A (Class A2A)
179,324 g SoFi Professional Loan Program LLC 2.630 07/25/40 177
Series - 2017 C (Class A2B)
2,270,637 g SoFi Professional Loan Program LLC 2.840 01/25/41 2,177
Series - 2017 F (Class A2FX)
4,048,838 g SoFi Professional Loan Program LLC 2.950 02/25/42 3,897
Series - 2018 A (Class A2B)
1,697,158 g SoFi Professional Loan Program LLC 3.690 06/15/48 1,620
Series - 2019 A (Class A2FX)
3,801,016 g SpringCastle America Funding LLC 1.970 09/25/37 3,398
Series - 2020 AA (Class A)
9,021,000 g SpringCastle America Funding LLC 2.660 09/25/37 7,810
Series - 2020 AA (Class B)
6,475,000 g Stack Infrastructure Issuer LLC 1.893 08/25/45 5,834
Series - 2020 1A (Class A2)
5,875,000 g Stack Infrastructure Issuer LLC 1.877 03/26/46 5,141
Series - 2021 1A (Class A2)
127,593 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 6.050 09/25/34 125
Series - 2004 8 (Class M1)
1,786,000 g Taco Bell Funding LLC 4.970 05/25/46 1,716
Series - 2016 1A (Class A23)
26,466,950 g Taco Bell Funding LLC 1.946 08/25/51 22,754
Series - 2021 1A (Class A2I)
16,163,850 g Taco Bell Funding LLC 2.294 08/25/51 13,271
Series - 2021 1A (Class A2II)
7,000,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6.950 10/20/34 6,826
Series - 2017 8A (Class A2R)
1,275,000 g Tricon American Homes Trust 2.049 07/17/38 1,138
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0.770 04/21/25 428
Series - 2020 C (Class C)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 19,335,400 g Wendy's Funding LLC 2.370% 06/15/51 $ 15,989
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 662,814
OTHER MORTGAGE BACKED - 13.6%
3,000,000 g,i 20 Times Square Trust 3.203 05/15/35 2,523
Series - 2018 20TS (Class B)
12,000,000 g,i 20 TSQ GROUNDCO LLC 3.203 05/15/35 9,070
Series - 2018 20TS (Class E)
1,379,850 g,i ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6.035 12/18/37 1,363
Series - 2021 FL4 (Class A)
1,103,561 g,i Agate Bay Mortgage Trust 3.500 09/25/45 985
Series - 2015 6 (Class A9)
5,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 7.443 04/15/34 3,838
Series - 2021 ACEN (Class C)
5,176,000 g,i Angel Oak Mortgage Trust 2.837 11/25/66 3,482
Series - 2021 8 (Class A3)
GBP 420,888 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
6.424 07/22/31 447
Series - 2021 1A (Class D)
1,067,340 i BANK 4.088 11/15/50 903
Series - 2017 BNK8 (Class B)
2,500,000 i BANK 4.232 11/15/50 1,978
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3.093 10/17/52 832
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3.203 12/15/52 3,230
Series - 2019 BN23 (Class AS)
1,000,000 i BANK 3.851 07/15/60 817
Series - 2017 BNK6 (Class C)
1,673,448 BANK 2.758 09/15/62 1,432
Series - 2019 BN20 (Class A2)
8,000,000 i BANK 3.283 11/15/62 6,785
Series - 2019 BN24 (Class AS)
1,183,000 i BANK 3.635 11/15/62 862
Series - 2019 BN24 (Class C)
6,707,530 g,i Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 5,429
Series - 2021 6 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4.409 08/05/38 843
Series - 2018 CHRS (Class E)
3,733,891 BBCMS Mortgage Trust 3.488 02/15/50 3,548
Series - 2017 C1 (Class ASB)
4,700,000 h,i BBCMS Mortgage Trust 6.383 07/15/56 4,784
Series - 2023 C20 (Class A2)
4,600,000 g,i Benchmark Mortgage Trust 2.791 09/15/48 3,692
Series - 2020 IG2 (Class AM)
2,740,000 g,i Benchmark Mortgage Trust 3.233 09/15/48 2,257
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3.654 09/15/48 2,143
Series - 2020 IG3 (Class BXA)
3,452,143 Benchmark Mortgage Trust 4.016 03/15/52 3,138
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3.784 05/15/52 2,588
Series - 2019 B11 (Class AS)
1,500,000 Benchmark Mortgage Trust 3.419 08/15/52 1,296
Series - 2019 B12 (Class AS)
830,000 Benchmark Mortgage Trust 4.241 05/15/53 771
Series - 2018 B7 (Class A3)
5,921,744 i Benchmark Mortgage Trust 4.510 05/15/53 5,578
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2.355 07/15/54 715
Series - 2021 B27 (Class B)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 i Benchmark Mortgage Trust 2.244% 08/15/54 $ 7,086
Series - 2021 B28 (Class B)
10,000,000 Benchmark Mortgage Trust 2.429 08/15/54 7,729
Series - 2021 B28 (Class AS)
3,000,000 i BENCHMARK Mortgage Trust 4.435 02/15/51 2,387
Series - 2018 B2 (Class C)
9,500,000 BMARK AS 2.612 09/15/54 7,451
Series - 2021 B29 (Class AS)
2,360,000 g BWAY Mortgage Trust 3.402 02/10/44 1,796
Series - 2022 26BW (Class A)
5,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.921% 6.114 12/15/38 4,881
Series - 2021 CIP (Class A)
7,500,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 6.464 12/15/38 7,296
Series - 2021 CIP (Class B)
1,115,772 g,i BX TRUST SOFR 1 M + 2.949% 8.096 08/15/39 1,111
Series - 2022 PSB (Class B)
1,325,000 g BXP Trust 3.459 08/13/37 1,153
Series - 2017 CC (Class A)
5,000,000 g BXP Trust 2.618 01/15/44 3,824
Series - 2021 601L (Class A)
10,000,000 g,i BXP Trust 2.868 01/15/44 6,606
Series - 2021 601L (Class C)
5,500,000 g,i BXP Trust 2.868 01/15/44 3,337
Series - 2021 601L (Class D)
3,361,600 CD Mortgage Trust 2.622 08/10/49 3,171
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2.926 08/10/49 7,956
Series - 2016 CD1 (Class AM)
5,750,000 i CD Mortgage Trust 3.879 11/10/49 4,650
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 4.112 11/10/49 777
Series - 2016 CD2 (Class C)
703,956 CD Mortgage Trust 3.453 02/10/50 669
Series - 2017 CD3 (Class AAB)
500,000 i CD Mortgage Trust 4.697 02/10/50 304
Series - 2017 CD3 (Class C)
4,092,476 CD Mortgage Trust 3.220 08/15/50 3,880
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2.812 08/15/57 3,115
Series - 2019 CD8 (Class ASB)
884,565 CFCRE Commercial Mortgage Trust 3.121 05/10/58 828
Series - 2016 C4 (Class AHR)
343,886 i CHL Mortgage Pass-Through Trust 3.864 02/20/35 343
Series - 2004 HYB9 (Class 1A1)
2,500,000 g,i Citigroup Commercial Mortgage Trust 3.635 05/10/35 2,276
Series - 2013 375P (Class B)
4,500,000 g Citigroup Commercial Mortgage Trust 3.341 05/10/36 4,442
Series - 2019 PRM (Class A)
2,400,000 Citigroup Commercial Mortgage Trust 4.023 03/11/47 2,374
Series - 2014 GC19 (Class A4)
1,700,000 i Citigroup Commercial Mortgage Trust 3.758 04/10/48 1,574
Series - 2015 GC29 (Class B)
3,000,000 i Citigroup Commercial Mortgage Trust 4.277 04/10/48 2,715
Series - 2015 GC29 (Class C)
4,537,015 Citigroup Commercial Mortgage Trust 3.243 08/15/50 4,307
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3.764 10/12/50 5,942
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,888
Series - 2015 GC33 (Class A4)
5,000,000 g COMM Mortgage Trust 3.244 10/10/29 4,686
Series - 2017 PANW (Class A)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 g COMM Mortgage Trust 3.376% 01/10/39 $ 2,369
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust 2.853 10/15/45 115
Series - 2012 CR4 (Class A3)
4,180,840 g,i COMM Mortgage Trust 3.842 06/10/46 3,919
Series - 2013 CR8 (Class B)
1,960,563 g,i COMM Mortgage Trust 5.021 08/10/46 1,929
Series - 2013 CR10 (Class B)
5,000,000 g,i COMM Mortgage Trust 5.021 08/10/46 4,851
Series - 2013 CR10 (Class C)
3,000,000 COMM Mortgage Trust 4.199 03/10/47 2,943
Series - 2014 UBS2 (Class AM)
750,000 COMM Mortgage Trust 4.174 05/10/47 717
Series - 2014 CR17 (Class AM)
2,500,000 g,i COMM Mortgage Trust 4.767 06/10/47 1,710
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3.917 10/10/47 5,072
Series - 2014 LC17 (Class A5)
5,205,000 i COMM Mortgage Trust 4.188 10/10/47 5,003
Series - 2014 LC17 (Class AM)
2,288,546 i COMM Mortgage Trust 4.490 10/10/47 2,182
Series - 2014 LC17 (Class B)
2,825,979 i COMM Mortgage Trust 3.829 02/10/48 2,546
Series - 2015 LC19 (Class B)
1,000,000 g COMM Mortgage Trust 3.000 03/10/48 736
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3.309 03/10/48 1,375
Series - 2015 CR22 (Class A5)
3,382,775 i COMM Mortgage Trust 3.603 03/10/48 3,181
Series - 2015 CR22 (Class AM)
2,000,000 i COMM Mortgage Trust 3.926 03/10/48 1,811
Series - 2015 CR22 (Class B)
2,696,000 i COMM Mortgage Trust 4.204 03/10/48 2,414
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust 3.801 05/10/48 6,920
Series - 2015 CR23 (Class AM)
4,500,000 i COMM Mortgage Trust 4.183 05/10/48 4,177
Series - 2015 CR23 (Class B)
2,549,000 i COMM Mortgage Trust 4.443 05/10/48 2,210
Series - 2015 CR23 (Class C)
1,798,820 COMM Mortgage Trust 3.421 07/10/48 1,750
Series - 2015 LC21 (Class ASB)
4,000,000 i COMM Mortgage Trust 3.463 08/10/48 3,182
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3.696 08/10/48 2,420
Series - 2015 CR24 (Class A5)
5,000,000 i COMM Mortgage Trust 4.028 08/10/48 4,695
Series - 2015 CR24 (Class AM)
2,000,000 i COMM Mortgage Trust 4.490 08/10/48 1,829
Series - 2015 CR24 (Class B)
1,467,000 i COMM Mortgage Trust 4.490 08/10/48 1,290
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3.612 10/10/48 1,275
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3.630 10/10/48 3,034
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust 3.774 10/10/48 1,966
Series - 2015 LC23 (Class A4)
1,875,000 i COMM Mortgage Trust 4.615 10/10/48 1,727
Series - 2015 CR26 (Class B)
4,855,000 i COMM Mortgage Trust 4.698 10/10/48 4,349
Series - 2015 LC23 (Class C)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 990,713 COMM Mortgage Trust 3.651% 02/10/49 $ 938
Series - 2016 CR28 (Class AHR)
4,650,000 i COMM Mortgage Trust 4.758 02/10/49 4,207
Series - 2016 CR28 (Class B)
1,550,000 COMM Mortgage Trust 3.263 08/15/57 1,305
Series - 2019 GC44 (Class AM)
2,000,000 i COMM Mortgage Trust 3.641 08/15/57 1,469
Series - 2019 GC44 (Class C)
2,600,000 i COMM MORTGAGE TRUST 4.493 05/10/51 2,392
Series - 2018 COR3 (Class AM)
6,956,056 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6.967 12/25/41 6,785
Series - 2022 R01 (Class 1M2)
6,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.567 01/25/42 6,036
Series - 2022 R02 (Class 2B1)
3,006,400 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6.349 03/25/42 3,234
Series - 2022 R03 (Class 1B1)
19,340,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.167 03/25/42 19,553
Series - 2022 R04 (Class 1M2)
18,955,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.567 03/25/42 19,367
Series - 2022 R03 (Class 1M2)
5,970,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.067 04/25/42 5,954
Series - 2022 R05 (Class 2M2)
30,200,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8.917 05/25/42 31,143
Series - 2022 R06 (Class 1M2)
23,635,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.717 06/25/42 25,021
Series - 2022 R07 (Class 1M2)
9,405,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8.667 07/25/42 9,617
Series - 2022 R08 (Class 1M2)
12,890,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9.817 09/25/42 13,598
Series - 2022 R09 (Class 2M2)
12,945,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8.817 12/25/42 13,287
Series - 2023 R01 (Class 1M2)
7,400,000 g,i Credit Suisse Commercial Mortgage Trust 3.854 11/10/32 5,828
Series - 2017 CALI (Class B)
1,905,260 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 6.793 05/15/36 1,883
Series - 2019 ICE4 (Class D)
8,183,985 g,i Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 6,618
Series - 2021 NQM8 (Class A3)
4,270,400 g,i CSMC Series 3.388 10/25/59 3,683
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4.466 10/15/51 8,669
Series - 2018 C1 (Class A4)
6,611,284 DBJPM Mortgage Trust 2.756 08/10/49 6,252
Series - 2016 C3 (Class ASB)
7,895,841 DBJPM Mortgage Trust 3.121 06/10/50 7,486
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2.340 08/15/53 4,081
Series - 2020 C9 (Class AM)
17,410,000 g DBUBS Mortgage Trust 3.452 10/10/34 15,744
Series - 2017 BRBK (Class A)
15,500,000 g,i DBUBS Mortgage Trust 3.648 10/10/34 13,351
Series - 2017 BRBK (Class B)
5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.120% 6.314 11/15/38 4,851
Series - 2021 ELP (Class B)
7,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6.514 11/15/38 6,775
Series - 2021 ELP (Class C)
6,870,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7.312 11/15/38 6,606
Series - 2021 ELP (Class E)
4,999,900 g,i EQUS Mortgage Trust LIBOR 1 M + 0.755% 5.948 10/15/38 4,862
Series - 2021 EQAZ (Class A)
2,375,162 g,i Flagstar Mortgage Trust 4.013 10/25/47 2,090
Series - 2017 2 (Class B3)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 126,756 g,i Flagstar Mortgage Trust 4 .000% 09/25/48 $ 117
Series - 2018 5 (Class A11)
3,206,841 g,i Flagstar Mortgage Trust 2.500 04/25/51 2,490
Series - 2021 2 (Class A4)
9,164,041 g,i Flagstar Mortgage Trust 2.500 06/01/51 7,103
Series - 2021 4 (Class A21)
1,000,000 Ford Credit Auto Owner Trust 5.140 03/15/26 995
Series - 2023 A (Class A2A)
1,000,000 i Ford Credit Auto Owner Trust 30 D AVG SOFR + 0.720% 5.787 03/15/26 1,003
Series - 2023 A (Class A2B)
13,204,944 Freddie Mac REMICS 3.000 09/25/50 9,355
Series - 2021 5160 (Class ZG)
1,284,796 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6.567 10/25/41 1,254
Series - 2021 DNA6 (Class M2)
4,040,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7.567 01/25/42 3,915
Series - 2022 DNA1 (Class M2)
16,690,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7.967 04/25/42 16,683
Series - 2022 DNA3 (Class M1B)
4,165,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 5.650% 8.647 04/25/42 4,281
Series - 2022 DNA3 (Class B1)
1,410,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9.417 04/25/42 1,454
Series - 2022 DNA3 (Class M2)
25,280,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8.417 05/25/42 25,594
Series - 2022 DNA4 (Class M1B)
3,100,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8.617 08/25/42 3,147
Series - 2022 HQA3 (Class M1B)
15,170,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8.767 09/25/42 15,661
Series - 2022 DNA6 (Class M1B)
3,480,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9.817 02/25/42 3,472
Series - 2022 DNA2 (Class B1)
GBP 895,609 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
7.647 11/20/33 1,022
Series - 2021 1A (Class GBD)
5,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 1.250% 6.443 11/15/36 4,860
Series - 2021 ARDN (Class A)
3,600,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8.543 11/15/36 3,411
Series - 2021 ARDN (Class E)
1,130,000 g,i GS Mortgage Securities Corp II 3.591 09/10/37 989
Series - 2017 375H (Class A)
2,500,000 g,i GS Mortgage Securities Corp II 3.599 09/10/37 2,124
Series - 2017 375H (Class B)
1,350,000 i GS Mortgage Securities Corp II 3.777 05/10/50 1,266
Series - 2015 GC30 (Class AS)
5,235,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 1.850% 7.043 07/15/31 3,637
Series - 2018 TWR (Class D)
3,000,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 2.750% 7.943 11/15/36 2,857
Series - 2021 ARDN (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6.893 07/15/31 1,582
Series - 2018 TWR (Class C)
461,612 GS Mortgage Securities Trust 3.206 02/10/48 450
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3.396 02/10/48 2,699
Series - 2015 GC28 (Class A5)
7,400,000 i GS Mortgage Securities Trust 4.018 07/10/48 6,931
Series - 2015 GC32 (Class AS)
1,541,040 GS Mortgage Securities Trust 3.278 10/10/48 1,482
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3.143 10/10/49 1,790
Series - 2016 GS3 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4.078 11/10/49 1,215
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3.674 03/10/50 1,820
Series - 2017 GS5 (Class A4)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,150,000 i GS Mortgage Securities Trust 3.826% 03/10/50 $ 3,712
Series - 2017 GS5 (Class AS)
9,160,963 GS Mortgage Securities Trust 3.230 05/10/50 8,706
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3.433 05/10/50 5,491
Series - 2017 GS6 (Class A3)
2,540,000 i GS Mortgage Securities Trust 4.160 05/10/50 2,285
Series - 2015 GC30 (Class B)
5,000,000 i GS Mortgage Securities Trust 4.204 05/10/50 4,409
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,768
Series - 2017 GS8 (Class ABP)
4,844,000 i GS Mortgage Securities Trust 4.468 11/10/50 4,023
Series - 2017 GS8 (Class C)
3,050,000 i GS Mortgage Securities Trust 4.158 02/10/52 2,727
Series - 2019 GC38 (Class AS)
2,500,000 i GS Mortgage Securities Trust 3.173 02/13/53 2,090
Series - 2020 GC45 (Class AS)
173,066 g,i GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 161
Series - 2019 PJ2 (Class A1)
452,083 g,i GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 420
Series - 2019 PJ2 (Class A4)
921,668 g,i GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 775
Series - 2020 PJ4 (Class A4)
1,291,843 g,i GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 1,076
Series - 2020 PJ5 (Class A4)
1,951,955 g,i GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,513
Series - 2020 PJ6 (Class A4)
94,325,955 g,i GS Mortgage-Backed Securities Corp Trust 0.150 08/25/51 660
Series - 2021 PJ3 (Class AX1)
12,534,817 g,i GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 9,732
Series - 2021 PJ5 (Class A4)
12,159,702 g,i GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 9,813
Series - 2022 PJ2 (Class A36)
4,382,645 g,i GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 3,537
Series - 2022 PJ4 (Class A36)
1,025,570 g,i GS Mortgage-Backed Securities Trust 3.632 05/25/50 848
Series - 2020 PJ1 (Class B2)
2,436,315 g,i GS Mortgage-Backed Securities Trust 2.500 07/25/51 1,888
Series - 2021 PJ2 (Class A4)
17,945,517 g,i GS Mortgage-Backed Securities Trust 2.500 11/25/51 14,022
Series - 2021 PJ6 (Class A4)
21,792,227 g,i GS Mortgage-Backed Securities Trust 2.500 01/25/52 16,892
Series - 2021 PJ7 (Class A4)
10,187,453 g,i GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,897
Series - 2021 PJ8 (Class A4)
3,422,282 g,i GS Mortgage-Backed Securities Trust 2.713 01/25/52 2,523
Series - 2021 PJ7 (Class B2)
10,742,311 g,i GS Mortgage-Backed Securities Trust 2.500 03/25/52 8,327
Series - 2021 PJ10 (Class A4)
4,791,446 g,i GS Mortgage-Backed Securities Trust 2.500 05/01/52 4,087
Series - 2022 PJ1 (Class A8)
3,052,913 g,i GS Mortgage-Backed Securities Trust 2.823 05/28/52 2,332
Series - 2022 PJ1 (Class B2)
7,375,141 g,i GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,970
Series - 2022 INV1 (Class A4)
11,137,147 g,i GS Mortgage-Backed Securities Trust 3.000 08/26/52 9,015
Series - 2022 GR2 (Class A4)
9,551,038 g,i GS Mortgage-Backed Securities Trust 3.000 09/25/52 7,731
Series - 2022 HP1 (Class A4)
7,075,906 g,i GS Mortgage-Backed Securities Trust 3.000 10/25/52 5,710
Series - 2022 PJ5 (Class A36)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,775,361 g,i GS Mortgage-Backed Securities Trust 3.000% 01/25/53 $ 4,675
Series - 2022 PJ6 (Class A24)
8,435,760 g,i GS Mortgage-Backed Securities Trust 3.500 02/25/53 7,144
Series - 2023 PJ1 (Class A24)
1,624,861 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5.777 08/19/45 1,491
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2.835 08/10/38 5,396
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 3.076 08/10/38 2,211
Series - 2016 10HY (Class B)
7,250,000 g,i Hudson Yards Mortgage Trust 3.076 08/10/38 6,315
Series - 2016 10HY (Class C)
5,500,000 g,i Hudson Yards Mortgage Trust 3.041 12/10/41 3,986
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 3.041 12/10/41 1,894
Series - 2019 55HY (Class E)
254,869 i Impac CMB Trust LIBOR 1 M + 0.660% 5.810 03/25/35 238
Series - 2004 11 (Class 2A1)
2,734,675 g,i Imperial Fund Mortgage Trust 2.051 10/25/55 2,421
Series - 2020 NQM1 (Class A3)
1,043,500 g,i Imperial Fund Mortgage Trust 3.531 10/25/55 865
Series - 2020 NQM1 (Class M1)
1,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4.767 07/05/31 685
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.914 01/15/49 1,682
Series - 2015 JP1 (Class A5)
3,874,867 JP Morgan Chase Commercial Mortgage Securities
Corp
2.713 08/15/49 3,670
Series - 2016 JP2 (Class ASB)
4,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 4,337
Series - 2017 JP7 (Class A3)
3,155,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3.065 01/16/37 2,808
Series - 2020 NNN (Class BFX)
3,317,978 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.191 12/25/44 3,152
Series - 2015 1 (Class B1)
210,078 g,i JP Morgan Mortgage Trust 3.500 05/25/45 187
Series - 2015 3 (Class A19)
2,157,686 g,i JP Morgan Mortgage Trust 3.500 10/25/45 1,936
Series - 2015 6 (Class A13)
405,771 g,i JP Morgan Mortgage Trust 3.500 05/25/46 359
Series - 2016 1 (Class A13)
1,121,442 g,i JP Morgan Mortgage Trust 3.500 05/25/47 990
Series - 2017 2 (Class A13)
2,246,496 g,i JP Morgan Mortgage Trust 3.500 09/25/48 1,944
Series - 2018 3 (Class A13)
1,073,253 g,i JP Morgan Mortgage Trust 3.500 10/25/48 936
Series - 2018 4 (Class A13)
3,168,404 g,i JP Morgan Mortgage Trust 3.500 10/25/48 2,724
Series - 2018 5 (Class A13)
1,982,572 g,i JP Morgan Mortgage Trust 3.356 10/26/48 1,899
Series - 2017 5 (Class A2)
230,459 g,i JP Morgan Mortgage Trust 4.000 01/25/49 212
Series - 2018 8 (Class A13)
697,874 g,i JP Morgan Mortgage Trust 4.000 02/25/49 639
Series - 2018 9 (Class A13)
314,824 g,i JP Morgan Mortgage Trust 4.000 05/25/49 291
Series - 2019 1 (Class A3)
572,340 g,i JP Morgan Mortgage Trust 4.000 05/25/49 527
Series - 2019 1 (Class A15)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,210,476 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6.088% 10/25/49 $ 1,171
Series - 2019 INV1 (Class A11)
6,634,791 g,i JP Morgan Mortgage Trust 3.833 06/25/50 5,607
Series - 2020 1 (Class B2)
29,274,470 g,i JP Morgan Mortgage Trust 0.143 07/25/51 199
Series - 2021 3 (Class AX1)
20,848,526 g,i JP Morgan Mortgage Trust 0.132 08/25/51 131
Series - 2021 4 (Class AX1)
2,410,737 g,i JP Morgan Mortgage Trust 2.882 08/25/51 1,840
Series - 2021 4 (Class B2)
39,650,351 g,i JP Morgan Mortgage Trust 0.137 10/25/51 257
Series - 2021 6 (Class AX1)
7,410,897 g,i JP Morgan Mortgage Trust 2.500 10/25/51 5,754
Series - 2021 6 (Class A15)
5,289,977 g,i JP Morgan Mortgage Trust 2.500 11/25/51 4,107
Series - 2021 7 (Class A15)
10,522,355 g,i JP Morgan Mortgage Trust 0.400 12/25/51 228
Series - 2021 INV2 (Class AX4)
6,498,785 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 5,046
Series - 2021 8 (Class A15)
2,502,010 g,i JP Morgan Mortgage Trust 2.500 12/25/51 1,939
Series - 2021 10 (Class A15)
8,702,410 g,i JP Morgan Mortgage Trust 2.500 01/25/52 6,746
Series - 2021 11 (Class A15)
2,551,171 g,i JP Morgan Mortgage Trust 2.500 02/25/52 1,978
Series - 2021 12 (Class A15)
10,462,410 g,i JP Morgan Mortgage Trust 0.500 04/25/52 281
Series - 2021 INV6 (Class A5X)
8,911,162 g,i JP Morgan Mortgage Trust 3.347 04/25/52 7,135
Series - 2021 INV6 (Class B1)
5,702,183 g,i JP Morgan Mortgage Trust 3.347 04/25/52 4,454
Series - 2021 INV6 (Class B2)
3,925,713 g,i JP Morgan Mortgage Trust 2.500 05/25/52 3,043
Series - 2021 14 (Class A15)
2,660,884 g,i JP Morgan Mortgage Trust 2.927 05/25/52 2,021
Series - 2021 LTV2 (Class A3)
11,226,679 g,i JP Morgan Mortgage Trust 2.500 06/25/52 8,702
Series - 2021 15 (Class A15)
14,248,001 g,i JP Morgan Mortgage Trust 2.500 07/25/52 11,044
Series - 2022 1 (Class A15)
24,452,412 g,i JP Morgan Mortgage Trust 3.250 07/25/52 20,474
Series - 2022 LTV1 (Class A1)
19,261,871 g,i JP Morgan Mortgage Trust 3.000 08/25/52 15,544
Series - 2022 3 (Class A25)
17,174,655 g,i JP Morgan Mortgage Trust 3.000 08/25/52 13,902
Series - 2022 2 (Class A25)
7,552,186 g,i JP Morgan Mortgage Trust 3.000 09/25/52 6,138
Series - 2022 INV3 (Class A6)
12,244,584 g,i JP Morgan Mortgage Trust 3.500 09/25/52 10,321
Series - 2022 LTV2 (Class A6)
10,343,207 g,i JP Morgan Mortgage Trust 3.000 10/25/52 8,372
Series - 2022 4 (Class A17A)
6,171,657 g,i JP Morgan Mortgage Trust 3.000 11/25/52 4,996
Series - 2022 6 (Class A17A)
6,895,061 g,i JP Morgan Mortgage Trust 3.000 12/25/52 5,581
Series - 2022 7 (Class 1A17)
4,233,711 g,i JP Morgan Mortgage Trust 5.000 06/25/53 3,950
Series - 2023 1 (Class A15A)
4,238,473 g,i JP Morgan Mortgage Trust 5.500 06/25/53 4,042
Series - 2023 1 (Class A15B)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3.997 08/15/47 4,956
Series - 2014 C21 (Class AS)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,686,000 i JPMBB Commercial Mortgage Securities Trust 4.629% 09/15/47 $ 2,530
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 2,754
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3.611 05/15/48 2,419
Series - 2015 C29 (Class A4)
2,500,000 i JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 2,349
Series - 2015 C29 (Class AS)
2,350,000 i JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 2,145
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,262
Series - 2015 C31 (Class AS)
9,952,000 i JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 8,197
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 2,341
Series - 2015 C31 (Class C)
1,820,000 i JPMBB Commercial Mortgage Securities Trust 4.859 03/17/49 1,621
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 2,285
Series - 2017 JP5 (Class A4)
904,576 JPMCC Commercial Mortgage Securities Trust 3.549 03/15/50 856
Series - 2017 JP5 (Class ASB)
1,000,000 i JPMCC Commercial Mortgage Securities Trust 3.905 03/15/50 752
Series - 2017 JP5 (Class C)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3.194 12/15/49 791
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3.694 03/15/50 2,769
Series - 2017 C5 (Class A5)
9,000,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 7,114
Series - 2020 COR7 (Class AS)
2,489,846 g Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 2,282
Series - 2013 GCP (Class A1)
4,055,555 g Ladder Capital Commercial Mortgage Securities 3.357 07/12/50 3,839
Series - 2017 LC26 (Class ASB)
EUR 589,114 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 576
Series - 2021 1A (Class E)
EUR 599,877 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 5.708 08/17/31 593
Series - 2021 1A (Class D)
7,250,000 g Liberty Street Trust 3.597 02/10/36 6,502
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3.294 08/15/34 3,681
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2.413 09/10/39 1,269
Series - 2020 1MW (Class B)
523,129 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 487
Series - 2006 WMC1 (Class A1B)
2,722,215 g Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,472
Series - 2014 C19 (Class LNC1)
896,941 g Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 799
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 4,420
Series - 2014 C19 (Class AS)
1,600,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 1,510
Series - 2015 C20 (Class AS)
1,250,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4.603 02/15/48 1,142
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.338 03/15/48 2,370
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 6,083
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 2,804
Series - 2015 C22 (Class AS)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,380,820 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6.571% 11/15/23 $ 3,264
Series - 2021 ILP (Class C)
388,737 i Morgan Stanley Capital I Trust 6.282 12/12/49 165
Series - 2007 IQ16 (Class AJ)
265,169 i Morgan Stanley Capital I Trust 6.282 12/12/49 112
Series - 2007 IQ16 (Class AJFX)
4,542,320 Morgan Stanley Capital I Trust 3.304 06/15/50 4,354
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,333
Series - 2017 HR2 (Class A4)
2,840,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,610
Series - 2018 H3 (Class AS)
655,184 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 562
Series - 2021 4 (Class A4)
8,168,161 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 6,331
Series - 2021 5 (Class A9)
2,017,471 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,731
Series - 2021 6 (Class A4)
5,498,886 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,262
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3.427 07/11/39 2,558
Series - 2017 712F (Class A)
1,200,000 g,i Natixis Commercial Mortgage Securities Trust 3.917 11/15/32 1,115
Series - 2018 285M (Class A)
15,010,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 14,137
Series - 2019 MILE (Class A)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7.026 07/15/36 4,587
Series - 2019 MILE (Class B)
2,900,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7.426 07/15/36 2,612
Series - 2019 MILE (Class C)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 7.976 07/15/36 4,352
Series - 2019 MILE (Class D)
703,488 g Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 653
Series - 2020 2PAC (Class A)
1,080,171 g,i New Residential Mortgage Loan Trust 2.797 09/25/59 978
Series - 2019 NQM4 (Class A3)
980,000 g,i New Residential Mortgage Loan Trust 2.986 09/25/59 777
Series - 2019 NQM4 (Class M1)
277,158 i New York Mortgage Trust LIBOR 1 M + 0.480% 5.630 02/25/36 271
Series - 2005 3 (Class A1)
1,825,000 g,i NLT Trust 2.569 08/25/56 1,189
Series - 2021 INV2 (Class M1)
11,182,204 g,i OBX Trust 2.500 07/25/51 8,668
Series - 2021 J2 (Class A19)
9,770,649 g,i OBX Trust 4.000 10/25/52 8,478
Series - 2022 INV5 (Class A13)
855,780 g,i OBX Trust LIBOR 1 M + 0.650% 5.800 06/25/57 812
Series - 2018 1 (Class A2)
3,461,472 g,i Oceanview Mortgage Trust 2.500 05/25/51 2,687
Series - 2021 1 (Class A19)
2,557,007 g,i Oceanview Mortgage Trust 4.500 11/25/52 2,354
Series - 2022 1 (Class A1)
5,434,000 g Olympic Tower Mortgage Trust 3.566 05/10/39 4,741
Series - 2017 OT (Class A)
5,120,000 g One Bryant Park Trust 2.516 09/15/54 4,169
Series - 2019 OBP (Class A)
2,000,000 g RBS Commercial Funding, Inc Trust 3.511 03/11/31 1,696
Series - 2013 SMV (Class B)
14,905,461 g,i RCKT Mortgage Trust 2.500 02/25/52 11,605
Series - 2022 2 (Class A22)
3,299,780 g,i RCKT Mortgage Trust 3.500 06/25/52 2,774
Series - 2022 4 (Class A22)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 632,490 g,i Sequoia Mortgage Trust 3.500% 05/25/45 $ 567
Series - 2015 2 (Class A1)
567,398 g,i Sequoia Mortgage Trust 3.500 06/25/46 504
Series - 2016 1 (Class A19)
141,877 g,i Sequoia Mortgage Trust 3.500 02/25/47 126
Series - 2017 2 (Class A19)
2,077,921 g,i Sequoia Mortgage Trust 3.726 09/25/47 1,879
Series - 2017 6 (Class B1)
916,492 g,i Sequoia Mortgage Trust 3.500 03/25/48 812
Series - 2018 3 (Class A1)
87,597 g,i Sequoia Mortgage Trust 4.000 09/25/48 81
Series - 2018 7 (Class A19)
303,629 g,i Sequoia Mortgage Trust 4.000 06/25/49 278
Series - 2019 2 (Class A19)
1,389,342 g,i Sequoia Mortgage Trust 3.500 12/25/49 1,231
Series - 2019 5 (Class A19)
5,947,048 g,i Sequoia Mortgage Trust 3.000 04/25/50 4,942
Series - 2020 3 (Class A19)
6,048,182 g,i Sequoia Mortgage Trust 2.500 06/25/51 4,696
Series - 2021 4 (Class A19)
440,825 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 389
Series - 2017 1 (Class A19)
7,750,000 g SLG Office Trust 2.585 07/15/41 6,231
Series - 2021 OVA (Class A)
26,865,000 g SLG Office Trust 2.851 07/15/41 20,019
Series - 2021 OVA (Class D)
9,741,110 g,i SMR Mortgage Trust SOFR 1 M + 1.650% 6.797 02/15/39 9,202
Series - 2022 IND (Class A)
9,277,248 g,i SMR Mortgage Trust SOFR 1 M + 2.950% 8.097 02/15/39 8,783
Series - 2022 IND (Class C)
5,000,000 g,i SREIT Trust LIBOR 1 M + 0.822% 6.015 11/15/36 4,878
Series - 2021 MFP2 (Class A)
6,930,000 g,i SREIT Trust LIBOR 1 M + 1.171% 6.364 11/15/36 6,741
Series - 2021 MFP2 (Class B)
140,861 g,i Structured Agency Credit Risk Debt Note (STACR) 3.783 02/25/48 131
Series - 2018 SPI1 (Class M2)
29,416 g,i STACR 3.833 05/25/48 28
Series - 2018 SPI2 (Class M2)
GBP 347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6.019 05/17/31 420
Series - 2021 UK1A (Class B)
GBP 506,281 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6.369 05/17/31 605
Series - 2021 UK1A (Class C)
GBP 422,876 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6.219 08/17/31 512
Series - 2021 UK4A (Class B)
9,417,760 UBS Commercial Mortgage Trust 3.256 06/15/50 8,952
Series - 2017 C1 (Class ASB)
1,689,580 UBS Commercial Mortgage Trust 3.366 10/15/50 1,607
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,329
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4.334 10/15/51 1,637
Series - 2018 C13 (Class A4)
2,070,000 g,i Verus Securitization Trust 3.207 11/25/59 1,807
Series - 2019 4 (Class M1)
1,137,746 g Verus Securitization Trust 1.733 05/25/65 1,030
Series - 2020 5 (Class A3)
1,837,793 g,i Verus Securitization Trust 2.240 10/25/66 1,500
Series - 2021 7 (Class A3)
1,227,430 g VSE VOI Mortgage LLC 2.330 03/20/35 1,194
Series - 2017 A (Class A)

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,740,030 Wells Fargo Commercial Mortgage Trust 3.405% 12/15/47 $ 1,664
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 4,228
Series - 2014 LC18 (Class AS)
1,570,000 Wells Fargo Commercial Mortgage Trust 3.406 05/15/48 1,462
Series - 2015 NXS1 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 1,847
Series - 2015 NXS1 (Class B)
2,279,000 i Wells Fargo Commercial Mortgage Trust 4.286 05/15/48 1,881
Series - 2015 NXS1 (Class D)
5,573,947 Wells Fargo Commercial Mortgage Trust 2.788 07/15/48 5,342
Series - 2016 C35 (Class ASB)
8,731,021 Wells Fargo Commercial Mortgage Trust 2.514 08/15/49 8,313
Series - 2016 BNK1 (Class ASB)
8,781,620 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 8,370
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 800
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,794
Series - 2017 RB1 (Class AS)
11,477,252 Wells Fargo Commercial Mortgage Trust 3.261 07/15/50 10,979
Series - 2017 C38 (Class ASB)
2,197,255 i Wells Fargo Commercial Mortgage Trust 3.903 07/15/50 1,808
Series - 2017 C38 (Class C)
8,069,483 Wells Fargo Commercial Mortgage Trust 3.212 09/15/50 7,657
Series - 2017 C39 (Class ASB)
4,000,000 i Wells Fargo Commercial Mortgage Trust 3.767 07/15/58 3,789
Series - 2015 NXS2 (Class A5)
1,000,000 i Wells Fargo Commercial Mortgage Trust 4.420 07/15/58 927
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3.749 03/15/59 5,524
Series - 2016 C33 (Class AS)
201,332 g,i Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 188
Series - 2019 2 (Class A17)
2,442,987 g,i Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 2,143
Series - 2019 4 (Class A1)
896,768 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 749
Series - 2020 4 (Class A17)
11,356,841 g,i Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,803
Series - 2021 2 (Class A17)
4,736,474 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,834
Series - 2021 INV1 (Class A17)
5,396,324 g,i Wells Fargo Mortgage Backed Securities Trust 3.316 08/25/51 4,417
Series - 2021 INV1 (Class B1)
4,638,308 g,i Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 3,595
Series - 2022 2 (Class A18)
4,065,069 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 3,291
Series - 2022 INV1 (Class A18)
6,983,604 g,i Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,870
Series - 2022 INV1 (Class A17)
3,511,892 i WFRBS Commercial Mortgage Trust 4.079 03/15/46 3,497
Series - 2013 UBS1 (Class A4)
1,050,000 i WFRBS Commercial Mortgage Trust 4.162 12/15/46 1,035
Series - 2013 C18 (Class A5)
2,185,281 WFRBS Commercial Mortgage Trust 3.995 05/15/47 2,128
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 3,704
Series - 2014 C24 (Class A5)
247,062 g,i WinWater Mortgage Loan Trust 3.919 06/20/44 205
Series - 2014 1 (Class B4)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,467,884 g,i Woodward Capital Management 3.000% 05/25/52 $ 5,236
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,449,779
TOTAL STRUCTURED ASSETS 2,112,593
(Cost $2,363,655)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
173,925 e Morgan Stanley 4,515
TOTAL FINANCIAL SERVICES 4,515
TOTAL PREFERRED STOCKS 4,515
(Cost $4,348)
TOTAL LONG-TERM INVESTMENTS 10,427,462
(Cost $11,498,197)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
COMMERCIAL PAPER - 0.0%
5,500,000 g HSBC USA, Inc 0.000 02/02/24 5,304
TOTAL COMMERCIAL PAPER 5,304
GOVERNMENT AGENCY DEBT - 0.3%
5,000,000 Federal Home Loan Bank (FHLB) 0.000 08/11/23 4,974
10,000,000 FHLB 0.000 08/23/23 9,931
12,500,000 FHLB 0.000 09/01/23 12,397
KZT 245,300,000 Kazakhstan Treasury Bill 0.000 03/13/24 490
TOTAL GOVERNMENT AGENCY DEBT 27,792
REPURCHASE AGREEMENT - 0.4%
39,160,000 r Fixed Income Clearing Corp (FICC) 5.050 07/03/23 39,160
TOTAL REPURCHASE AGREEMENT 39,160
TOTAL SHORT-TERM INVESTMENTS 72,256
(Cost $72,278)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
46,574,601 c State Street Navigator Securities Lending Government Money Market Portfolio 5.110 46,575
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 46,575
(Cost $46,575)
TOTAL INVESTMENTS - 98.7% 10,546,293
(Cost $11,617,050)
OTHER ASSETS & LIABILITIES, NET - 1.3% 141,483
NET ASSETS - 100.0% $10,687,776

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $45,432,543.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $39,160,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates 1.250%–2.625% and maturity dates 5/31/27–9/30/28, valued at $39,943,337.

Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 2-Year Note 1,410 09/29/23  $ 290,682 $ 286,715 $ (3,967)
U.S. Treasury 5-Year Note 2,350 09/29/23 256,433 251,670 (4,763)
U.S. Treasury Ultra Bond 500 09/20/23 67,563 68,109 546
Total 4,260   $ 614,678  $ 606,494  $ (8,184)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 542 EUR 490 Australia and New Zealand Banking Group Limited 07/14/23   $ 7
$ 268 EUR 246 Australia and New Zealand Banking Group Limited 07/14/23 (1)
$ 2,918 NZD 4,766 Australia and New Zealand Banking Group Limited 07/17/23 (6)
Total   $ 0
NOK 288 $ 27 Bank of America 07/14/23   $ 0^
$ 3,181 EUR 2,888 Citibank N.A. 07/14/23   $ 28
$ 81,343 EUR 73,296 Citibank N.A. 07/14/23 1,304
$ 6 EUR 5 Citibank N.A. 07/14/23 (0)^
$ 107 EUR 98 Citibank N.A. 07/14/23 0^
$ 16,200 GBP 12,970 Citibank N.A. 07/14/23 (273)
$ 934 IDR 13,897,123 Citibank N.A. 07/18/23 10
$ 22,126 JPY 2,920,875 Citibank N.A. 07/14/23 1,839
$ 7,674 KRW 9,727,557 Citibank N.A. 07/18/23 286
$ 2,195 NOK 23,259 Citibank N.A. 07/14/23 26
$ 736 THB 25,359 Citibank N.A. 07/14/23 19
EUR 484 $ 534 Citibank N.A. 07/14/23 (5)
EUR 101 $ 110 Citibank N.A. 07/14/23 0^
NZD 609 $ 378 Citibank N.A. 07/17/23 (4)
Total   $ 3,230
$ 25,970 CNY 185,945 Morgan Stanley 07/17/23   $ 256
$ 490 CZK 10,812 Morgan Stanley 07/14/23 (6)
$ 327 EUR 295 Morgan Stanley 07/14/23 5
$ 22 EUR 20 Morgan Stanley 07/14/23 (0)^
$ 973 HUF 335,918 Morgan Stanley 07/14/23 (7)
$ 939 ILS 3,338 Morgan Stanley 07/14/23 38
$ 730 MXN 12,684 Morgan Stanley 07/14/23 (9)
$ 672 RON 3,088 Morgan Stanley 07/14/23 (8)
EUR 1,727 $ 1,908 Morgan Stanley 07/14/23 (22)
EUR 250 $ 273 Morgan Stanley 07/14/23 (0)^
EUR 169 $ 181 Morgan Stanley 07/14/23 4
NZD 630 $ 391 Morgan Stanley 07/17/23 (4)
$ 367 ZAR 6,822 Morgan Stanley 07/14/23 5
Total   $ 252
$ 5,472 AUD 8,253 Standard Chartered Bank 07/14/23   $ (28)
$ 213 PEN 778 Standard Chartered Bank 07/18/23 (1)
Total   $ (29)
$ 10,093 CAD 13,733 Toronto Dominion Bank 07/14/23   $ (276)
$ 734 COP 3,109,183 Toronto Dominion Bank 07/18/23 (6)
Total   $ (282)
Total   $ 3,171
^ Amount represents less than $1,000.

CREF Core Bond Account June 30, 2023

Portfolio of Investments
(continued)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $150,000 $(4,419) $(214) $(4,205)
CDX-NAIGS40V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 450,000 (6,869) (3,310) (3,559)
Total $(11,288) $(3,524) $(7,764)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
CREF Inflation-Linked Bond Account June 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 2,132,870 i Trans Union LLC SOFR 12 M + 2.250% 7 .467% 12/01/28 $ 2,130
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,130
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
2,962,500 i Rexnord LLC LIBOR 12 M + 2.000% 7 .193 10/04/28 2,964
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,964
CONSUMER DURABLES & APPAREL - 0.0%
1,604,800 i Crocs, Inc SOFR 12 M + 3.500% 8 .892 02/20/29 1,610
TOTAL CONSUMER DURABLES & APPAREL 1,610
CONSUMER SERVICES - 0.1%
2,954,198 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .943 11/19/26 2,938
2,462,484 i Stars Group Holdings BV SOFR 4 M + 2.250% 7 .753 07/21/26 2,466
TOTAL CONSUMER SERVICES 5,404
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,000,000 i Select Medical Corp SOFR 12 M + 2.500% 7 .702 03/06/25 2,998
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,998
MEDIA & ENTERTAINMENT - 0.1%
1,975,000 i Fluidra Finco SL SOFR 12 M + 2.000% 7 .203 01/29/29 1,967
2,059,989 i Nascar Holdings, Inc SOFR 12 M + 2.500% 7 .717 10/19/26 2,065
TOTAL MEDIA & ENTERTAINMENT 4,032
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,976,636 i Avantor, Inc SOFR 12 M + 2.250% 7 .452 11/08/27 1,978
2,213,599 i Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .864 05/05/28 2,213
2,124,060 i Organon & Co LIBOR 12 M + 3.000% 8 .250 06/02/28 2,127
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 i MKS Instruments, Inc LIBOR 1 M + 2.250% 7 .171 10/22/28 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^
SOFTWARE & SERVICES - 0.1%
2,347,221 i NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .202 09/12/29 2,338
1,454,619 i SS&C Technologies, Inc SOFR 12 M + 1.750% 6 .967 04/16/25 1,455
1,289,931 i SS&C Technologies, Inc SOFR 12 M + 1.750% 6 .967 04/16/25 1,291
TOTAL SOFTWARE & SERVICES 5,084
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
358,393 i Coherent Corp SOFR 12 M + 2.750% 7 .967 07/02/29 358
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 358
UTILITIES - 0.0%
2,480,957 i Core & Main LP SOFR 2M + 2.500% 7 .691 07/27/28 2,474
TOTAL UTILITIES 2,474
TOTAL BANK LOAN OBLIGATIONS 33,372
(Cost $33,269)

CREF Inflation-Linked Bond Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CORPORATE BONDS - 3.5%
AUTOMOBILES & COMPONENTS - 0.3%
$ 2,500,000 Ford Motor Credit Co LLC 7 .350% 11/04/27 $ 2,553
20,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 20,425
TOTAL AUTOMOBILES & COMPONENTS 22,978
BANKS - 0.1%
3,000,000 Bank of America Corp 2 .572 10/20/32 2,443
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,458
TOTAL BANKS 4,901
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,485,000 g Albion Financing 1 SARL 6 .125 10/15/26 3,276
5,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 4,908
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,184
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
4,340,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 3,852
645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 650
3,600,000 g Prosus NV 3 .257 01/19/27 3,254
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,756
CONSUMER DURABLES & APPAREL - 0.1%
5,200,000 e Newell Brands, Inc 6 .375 09/15/27 4,980
TOTAL CONSUMER DURABLES & APPAREL 4,980
CONSUMER SERVICES - 0.0%
3,900,000 g Transnet SOC Ltd 8 .250 02/06/28 3,788
TOTAL CONSUMER SERVICES 3,788
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,511
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,511
ENERGY - 0.9%
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,756
1,025,000 g Empresa Nacional del Petroleo 6 .150 05/10/33 1,024
680,000 g EQM Midstream Partners LP 7 .500 06/01/27 686
6,000,000 g EQM Midstream Partners LP 6 .500 07/01/27 5,918
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,438
2,305,000 g Hess Midstream Operations LP 5 .625 02/15/26 2,268
5,000,000 g Hilcorp Energy I LP 6 .000 04/15/30 4,553
2,000,000 g Hilcorp Energy I LP 6 .250 04/15/32 1,783
5,000,000 g Kinetik Holdings LP 5 .875 06/15/30 4,752
5,000,000 Murphy Oil Corp 5 .875 12/01/27 4,857
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,295
10,000,000 Occidental Petroleum Corp 8 .875 07/15/30 11,494
3,150,000 g Parkland Corp 4 .625 05/01/30 2,731
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,806
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,127
10,000,000 Western Midstream Operating LP 4 .300 02/01/30 8,978
TOTAL ENERGY 60,466
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
5,000,000 g RLJ Lodging Trust LP 3 .750 07/01/26 4,588
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,588
FINANCIAL SERVICES - 0.2%
3,125,000 g Banco de Chile 2 .990 12/09/31 2,668
1,000,000 g Blackstone Mortgage Trust, Inc 3 .750 01/15/27 838
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,887

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,700,000 g Indian Railway Finance Corp Ltd 3 .570% 01/21/32 $ 1,481
3,000,000 Morgan Stanley 2 .511 10/20/32 2,423
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,290
TOTAL FINANCIAL SERVICES 13,587
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000 Tenet Healthcare Corp 4 .375 01/15/30 5,414
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,414
INSURANCE - 0.1%
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,324
TOTAL INSURANCE 4,324
MATERIALS - 0.5%
3,300,000 g Alpek SAB de C.V. 3 .250 02/25/31 2,667
600,000 g Antofagasta plc 5 .625 05/13/32 596
8,700,000 g Corp Nacional del Cobre de Chile 5 .125 02/02/33 8,566
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,761
2,950,000 g Freeport Indonesia PT 5 .315 04/14/32 2,782
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,773
6,000,000 e Olin Corp 5 .000 02/01/30 5,545
7,000,000 g POSCO 4 .375 08/04/25 6,796
5,000,000 g SunCoke Energy, Inc 4 .875 06/30/29 4,199
TOTAL MATERIALS 37,685
MEDIA & ENTERTAINMENT - 0.2%
5,000,000 g CCO Holdings LLC 5 .125 05/01/27 4,656
5,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 4,257
5,000,000 g Sirius XM Radio, Inc 3 .125 09/01/26 4,476
TOTAL MEDIA & ENTERTAINMENT 13,389
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,400,000 g Avantor Funding, Inc 3 .875 11/01/29 2,977
5,830,000 e Teva Pharmaceutical Finance Netherlands III BV 7 .875 09/15/29 6,008
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 g SK Hynix, Inc 6 .500 01/17/33 1,731
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,413
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,938
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,082
SOFTWARE & SERVICES - 0.1%
2,435,000 g CA Magnum Holdings 5 .375 10/31/26 2,180
2,315,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,308
455,000 g Open Text Corp 6 .900 12/01/27 463
2,830,000 g Open Text Corp 3 .875 12/01/29 2,366
TOTAL SOFTWARE & SERVICES 7,317
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 g Imola Merger Corp 4 .750 05/15/29 2,609
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,609
TELECOMMUNICATION SERVICES - 0.2%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,304
4,925,000 g Iliad Holding SASU 6 .500 10/15/26 4,648
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,385
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,493
TOTAL TELECOMMUNICATION SERVICES 11,830
TRANSPORTATION - 0.1%
4,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 3,580

CREF Inflation-Linked Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,260,000 g Misc Capital Two Labuan Ltd 3 .750% 04/06/27 $ 3,051
TOTAL TRANSPORTATION 6,631
UTILITIES - 0.1%
2,500,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,094
1,450,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,237
1,000,000 g Sasol Financing USA LLC 8 .750 05/03/29 974
TOTAL UTILITIES 4,305
TOTAL CORPORATE BONDS 242,310
(Cost $258,866)
GOVERNMENT BONDS - 91.2%
AGENCY SECURITIES - 0.3%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,431
14,200,000 Montefiore Medical Center 2 .895 04/20/32 12,758
1,973,684 Reliance Industries Ltd 2 .444 01/15/26 1,888
TOTAL AGENCY SECURITIES 21,077
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 6,179
300,000 g Magyar Export-Import Bank Zrt 6 .125 12/04/27 297
TOTAL FOREIGN GOVERNMENT BONDS 6,476
MORTGAGE BACKED - 2.1%
5,749,022 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.250% 7 .317 08/25/33 5,754
8,817,192 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 0.950% 6 .017 12/25/41 8,559
17,437,141 Government National Mortgage Association (GNMA) 3 .600 09/15/31 17,051
8,753,593 GNMA 3 .650 02/15/32 8,369
2,046,066 GNMA 3 .380 07/15/35 1,946
2,700,257 GNMA 3 .870 10/15/36 2,587
34,847,939 GNMA 1 .730 07/15/37 29,442
32,726,868 GNMA 4 .250 09/15/38 32,441
22,789,621 GNMA 1 .650 07/15/42 18,723
25,019,004 GNMA 2 .750 01/15/45 22,216
5,095,401 GNMA 4 .930 10/15/45 5,076
TOTAL MORTGAGE BACKED 152,164
U.S. TREASURY SECURITIES - 88.7%
108,175,900 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 108,100
56,221,540 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 55,268
244,733,170 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 238,811
114,709,622 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 111,271
206,293,900 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 198,979
234,347,970 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 224,647
123,919,170 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 122,621
190,230,120 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 180,960
253,245,960 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 242,337
329,649,540 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 312,510
271,291,564 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 258,668
81,490,732 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 80,400
167,702,650 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 157,243
187,276,240 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 175,903
314,420,207 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 293,915
249,244,540 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 233,844
124,775,158 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 125,394
134,282,500 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 124,280
168,011,870 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 157,480
149,490,860 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 147,279
252,693,075 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 236,332
249,602,444 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 246,680

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 87,520,226 k United States Treasury Inflation Indexed Bonds 1 .250% 04/15/28 $ 84,676
133,193,893 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 142,946
154,666,240 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 146,543
227,030,580 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 214,863
166,560,867 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 171,506
9,391,254 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 10,374
221,738,990 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 202,436
182,729,500 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 163,878
144,917,500 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 129,930
177,105,840 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 157,360
266,464,150 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 236,224
99,333,632 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 87,421
71,086,080 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 80,816
156,067,535 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 143,405
209,708,588 k United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 200,872
40,815,200 k United States Treasury Inflation Indexed Bonds 1 .500 02/15/53 39,665
TOTAL U.S. TREASURY SECURITIES 6,245,837
TOTAL GOVERNMENT BONDS 6,425,554
(Cost $6,877,221)
STRUCTURED ASSETS - 4.0%
ASSET BACKED - 0.6%
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 6 .303 02/28/41 4,181
Series - 2006 A (Class M4)
9,250,000 CarMax Auto Owner Trust 5 .230 01/15/26 9,216
Series - 2023 1 (Class A2A)
2,955,000 g DB Master Finance LLC 2 .045 11/20/51 2,572
Series - 2021 1A (Class A2I)
5,811,500 g DB Master Finance LLC 2 .493 11/20/51 4,913
Series - 2021 1A (Class A2II)
4,334,000 g DB Master Finance LLC 2 .791 11/20/51 3,433
Series - 2021 1A (Class A23)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,547
Series - 2022 1A (Class 1)
4,880,160 g MVW LLC 1 .830 05/20/39 4,304
Series - 2021 2A (Class B)
6,810,150 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 5,914
Series - 2021 2A (Class A1)
4,372,664 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,723
Series - 2022 A (Class A)
TOTAL ASSET BACKED 40,803
OTHER MORTGAGE BACKED - 3.4%
5,000,000 g,i BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 1.150% 6 .297 01/15/39 4,868
Series - 2022 DKLX (Class A)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 2.150% 7 .297 01/15/39 7,219
Series - 2022 DKLX (Class C)
2,500,000 g,i BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 3.000% 8 .147 01/15/39 2,410
Series - 2022 DKLX (Class D)
2,000,000 i BENCHMARK Mortgage Trust 4 .435 02/15/51 1,591
Series - 2018 B2 (Class C)
4,675,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 4,603
Series - 2019 XL (Class F)
26,179,700 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 6 .390 10/15/38 25,256
Series - 2021 XL2 (Class C)
4,476,960 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 7 .039 10/15/38 4,293
Series - 2021 XL2 (Class E)
6,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 6 .464 12/15/38 5,837
Series - 2021 CIP (Class B)

CREF Inflation-Linked Bond Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 g,i BX Commercial Mortgage Trust SOFR 1 M + 1.840% 6 .987% 01/17/39 $ 1,960
Series - 2022 AHP (Class B)
5,650,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 7 .094 10/15/38 5,394
Series - 2021 PRM2 (Class D)
7,500,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 2.400% 7 .594 10/15/38 7,160
Series - 2021 PRM2 (Class E)
7,144,000 i Citigroup Commercial Mortgage Trust 4 .175 07/10/47 6,583
Series - 2014 GC23 (Class B)
937,574 g COMM Mortgage Trust 3 .397 03/10/46 833
Series - 2013 CR6 (Class B)
5,550,000 i COMM Mortgage Trust 4 .526 02/10/47 5,392
Series - 2014 CR14 (Class AM)
5,180,000 i COMM Mortgage Trust 4 .729 02/10/47 4,923
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust 4 .377 05/10/47 6,157
Series - 2014 CR17 (Class B)
1,000,000 i COMM Mortgage Trust 4 .694 10/10/47 935
Series - 2014 LC17 (Class C)
2,500,000 i COMM Mortgage Trust 4 .615 10/10/48 2,303
Series - 2015 CR26 (Class B)
8,511,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.550% 6 .617 10/25/41 8,346
Series - 2021 R01 (Class 1M2)
3,121,904 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.900% 5 .967 11/25/41 3,099
Series - 2021 R02 (Class 2M1)
9,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6 .717 12/25/41 8,717
Series - 2021 R03 (Class 1M2)
6,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .514 11/15/38 5,807
Series - 2021 ELP (Class C)
4,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7 .312 11/15/38 4,327
Series - 2021 ELP (Class E)
9,465,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 9,236
Series - 2021 DNA6 (Class M2)
15,000,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 14,536
Series - 2022 DNA1 (Class M2)
20,000,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 20,249
Series - 2022 DNA4 (Class M1B)
5,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8 .543 11/15/36 4,737
Series - 2021 ARDN (Class E)
3,000,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 2.750% 7 .943 11/15/36 2,857
Series - 2021 ARDN (Class D)
2,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,690
Series - 2020 NNN (Class DFX)
2,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 2,072
Series - 2014 C23 (Class B)
3,479,675 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .037 02/15/47 3,411
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,637
Series - 2014 C19 (Class B)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6 .571 11/15/23 3,849
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,204
Series - 2019 PARK (Class D)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,151
Series - 2019 PARK (Class E)
9,565,000 g,i MTN Commercial Mortgage Trust SOFR 1 M + 1.397% 6 .544 03/15/39 9,401
Series - 2022 LPFL (Class A)
6,555,000 g,i MTN Commercial Mortgage Trust SOFR 1 M + 2.943% 7 .773 03/15/39 6,348
Series - 2022 LPFL (Class D)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .426 07/15/36 2,251
Series - 2019 MILE (Class C)
7,421,798 g,i SMR Mortgage Trust SOFR 1 M + 2.400% 7 .547 02/15/39 7,086
Series - 2022 IND (Class B)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 6 .364% 11/15/36 $ 1,945
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust 4 .036 06/15/50 6,137
Series - 2017 C1 (Class B)
1,445,147 g Verus Securitization Trust 3 .000 11/25/59 1,384
Series - 2019 4 (Class A3)
7,754,399 g,i Verus Securitization Trust 2 .240 10/25/66 6,330
Series - 2021 7 (Class A3)
1,951,000 i WFRBS Commercial Mortgage Trust 4 .141 03/15/45 1,585
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 242,109
TOTAL STRUCTURED ASSETS 282,912
(Cost $295,808)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.3%
FINANCIAL SERVICES - 0.3%
475,737 e Invesco Senior Loan ETF 10,010
64,943 e iShares iBoxx $ High Yield Corporate Bond ETF 4,875
52,966 e SPDR Bloomberg Barclays High Yield Bond ETF 4,874
TOTAL FINANCIAL SERVICES 19,759
TOTAL COMMON STOCKS 19,759
(Cost $20,002)
TOTAL LONG-TERM INVESTMENTS 7,003,907
(Cost $7,485,166)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
4,130,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 4,130
TOTAL REPURCHASE AGREEMENT 4,130
TOTAL SHORT-TERM INVESTMENTS 4,130
(Cost $4,130)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
8,850,267 c State Street Navigator Securities Lending Government Money Market Portfolio 5 .110 8,850
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,850
(Cost $8,850)
TOTAL INVESTMENTS - 99.6% 7,016,887
(Cost $7,498,146)
OTHER ASSETS & LIABILITIES, NET - 0.4% 26,942
NET ASSETS - 100.0% $7,043,829
AVG Average
D Day
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts

CREF Inflation-Linked Bond Account June 30, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
^
Amount represents less than $1,000.
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,756,937.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $4,130,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 5/15/41, valued at $4,212,629.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,302 09/20/23  $ 148,840 $ 146,170 $ (2,670)
U.S. Treasury 2-Year Note 894 09/29/23 184,305 181,789 (2,516)
U.S. Treasury 5-Year Note 1,045 09/29/23 113,217 111,913 (1,304)
Total 3,241   $ 446,362  $ 439,872  $ (6,490)

Portfolio of Investments
CREF Social Choice Account June 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 0.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 15,720,000 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 9 .654% 05/05/28 $ 14,043
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,043
CONSUMER DURABLES & APPAREL - 0.0%
300,000 † KDC Agribusiness Fairless Hills LLC 0 .000 09/17/23 300
TOTAL CONSUMER DURABLES & APPAREL 300
UTILITIES - 0.1%
4,987,437 i TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .842 05/21/29 4,944
16,850,450 h,i TerraForm Power Operating LLC SOFR 3 M + 2.750% 7 .430 05/30/29 16,703
TOTAL UTILITIES 21,647
TOTAL BANK LOAN OBLIGATIONS 35,990
(Cost $37,549)
CORPORATE BONDS - 11.4%
AUTOMOBILES & COMPONENTS - 0.1%
6,760,000 Ford Motor Co 3 .250 02/12/32 5,318
12,866,000 Magna International, Inc 3 .625 06/15/24 12,609
2,260,000 g ZF North America Capital, Inc 6 .875 04/14/28 2,289
4,980,000 g ZF North America Capital, Inc 7 .125 04/14/30 5,065
TOTAL AUTOMOBILES & COMPONENTS 25,281
BANKS - 1.4%
13,950,000 g ABN AMRO Bank NV 2 .470 12/13/29 11,677
6,925,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 5,808
5,000,000 g Bank Hapoalim BM 3 .255 01/21/32 4,278
11,181,000 Bank of America Corp 0 .981 09/25/25 10,505
11,750,000 Bank of America Corp 2 .687 04/22/32 9,738
1,000,000 i Bank of Montreal SOFR Compounded Index +
0.265%
5 .356 09/15/23 1,000
10,000,000 Bank of Montreal 3 .803 12/15/32 8,815
5,000,000 e Bank of Nova Scotia 0 .650 07/31/24 4,737
4,350,000 g BNP Paribas S.A. 1 .904 09/30/28 3,705
11,250,000 Citigroup, Inc 0 .776 10/30/24 11,051
14,091,000 Citigroup, Inc 1 .281 11/03/25 13,200
4,841,000 Citigroup, Inc 2 .014 01/25/26 4,548
6,375,000 i Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 6,348
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,778
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,009
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,428
10,000,000 g ING Groep NV 1 .400 07/01/26 9,105
8,300,000 ING Groep NV 4 .017 03/28/28 7,787
10,000,000 ING Groep NV 2 .727 04/01/32 8,249
1,825,000 g Intesa Sanpaolo S.p.A 5 .017 06/26/24 1,768
9,750,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,353
3,650,000 g Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,637
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,951
12,500,000 g Intesa Sanpaolo S.p.A 7 .778 06/20/54 12,453
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,453
5,990,000 e JPMorgan Chase & Co 3 .650 N/A‡ 5,272
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,883

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,100,000 Lloyds Banking Group plc 5 .871% 03/06/29 $ 10,015
3,900,000 Mitsubishi UFJ Financial Group, Inc 2 .527 09/13/23 3,873
9,000,000 Mizuho Financial Group, Inc 5 .778 07/06/29 9,022
8,125,000 Morgan Stanley Bank NA 4 .754 04/21/26 8,005
11,125,000 g National Australia Bank Ltd 2 .332 08/21/30 8,670
12,638,000 National Bank of Canada 0 .550 11/15/24 12,374
10,457,000 Santander Holdings USA, Inc 5 .807 09/09/26 10,270
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,539
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 3,055
10,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 8,780
10,450,000 Wells Fargo & Co 4 .540 08/15/26 10,211
TOTAL BANKS 289,350
CAPITAL GOODS - 0.1%
5,000,000 Otis Worldwide Corp 3 .112 02/15/40 3,861
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,957
TOTAL CAPITAL GOODS 13,818
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,339
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 8,107
10,000,000 Mather Foundation 2 .675 10/01/31 8,301
4,600,000 Republic Services, Inc 5 .000 04/01/34 4,590
15,810,000 Rockefeller Foundation 2 .492 10/01/50 10,271
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 39,608
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
4,100,000 Advance Auto Parts, Inc 1 .750 10/01/27 3,412
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,807
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 10,892
5,575,000 e Lowe's Cos, Inc 5 .150 07/01/33 5,573
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,907
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,400
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 34,991
CONSUMER SERVICES - 0.6%
5,000,000 BB Blue Financing DAC 4 .395 09/20/29 4,910
2,900,000 Bush Foundation 2 .754 10/01/50 1,942
4,390,000 Conservation Fund 3 .474 12/15/29 3,799
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,351
7,100,000 h Hyatt Hotels Corp 5 .750 01/30/27 7,082
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,089
3,440,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .379 02/01/24 3,447
1,720,000 Nature Conservancy 2 .668 03/01/26 1,574
3,000,000 Nature Conservancy 3 .001 03/01/29 2,601
10,437,000 Nature Conservancy 3 .957 03/01/52 8,867
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 14,976
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,310
2,855,000 Salvation Army 5 .637 09/01/26 2,835
20,000,000 Salvation Army 4 .528 09/01/48 17,913
8,400,000 Starbucks Corp 2 .450 06/15/26 7,827
5,000,000 Starbucks Corp 4 .450 08/15/49 4,415
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,134
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,600
TOTAL CONSUMER SERVICES 124,672
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
13,598,000 SYSCO Corp 2 .400 02/15/30 11,582
18,954,000 Walmart, Inc 1 .800 09/22/31 15,737
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,319

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
ENERGY - 0.7%
$ 10,000,000 g Aker BP ASA 4 .000% 01/15/31 $ 8,893
9,275,000 g Aker BP ASA 6 .000 06/13/33 9,278
9,265,000 BP Capital Markets America, Inc 4 .812 02/13/33 9,130
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 5,988
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,532
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,139
8,000,000 e Cheniere Energy Partners LP 4 .000 03/01/31 7,044
4,850,000 g Cheniere Energy Partners LP 5 .950 06/30/33 4,864
8,875,000 ConocoPhillips Co 5 .300 05/15/53 9,027
1,627,000 Enbridge, Inc 4 .000 10/01/23 1,621
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,153
2,423,000 Enbridge, Inc 5 .750 07/15/80 2,188
8,125,000 Equinor ASA 2 .375 05/22/30 7,053
5,932,000 Equinor ASA 3 .950 05/15/43 5,084
12,450,000 Equinor ASA 3 .250 11/18/49 9,345
3,875,000 ONEOK, Inc 4 .000 07/13/27 3,627
6,200,000 ONEOK, Inc 4 .950 07/13/47 5,109
6,800,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,759
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,713
4,540,000 e,g Sunnova Energy Corp 5 .875 09/01/26 4,150
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,782
11,316,000 Total Capital International S.A. 3 .127 05/29/50 8,218
TOTAL ENERGY 144,697
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 7,902
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,544
1,500,000 ERP Operating LP 4 .150 12/01/28 1,425
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,857
4,470,000 e,g HAT Holdings I LLC 3 .375 06/15/26 4,006
9,585,000 e,g HAT Holdings I LLC 3 .750 09/15/30 7,520
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,066
16,822,000 Regency Centers LP 3 .750 06/15/24 16,333
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 53,653
FINANCIAL SERVICES - 1.4%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .772 09/29/23 9,387
20,525,000 g BPCE S.A. 2 .045 10/19/27 17,897
10,750,000 g BPCE S.A. 3 .116 10/19/32 8,297
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,760
2,150,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,920
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,286
5,250,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 5,176
5,625,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 5,618
10,000,000 Ford Foundation 2 .815 06/01/70 6,183
10,000,000 e Goldman Sachs Group, Inc 0 .855 02/12/26 9,215
5,145,000 Low Income Investment Fund 3 .711 07/01/29 4,615
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,421
10,000,000 Morgan Stanley 0 .791 01/22/25 9,691
11,950,000 Morgan Stanley 0 .985 12/10/26 10,655
11,400,000 g,i NatWest Markets plc SOFR + 0.530% 5 .619 08/12/24 11,331
10,000,000 g NongHyup Bank 1 .250 07/20/25 9,153
6,775,000 g NongHyup Bank 4 .875 07/03/28 6,686
1,211,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,199
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,958
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 9,921
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,412
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 14,260
7,435,000 Reinvestment Fund, Inc 3 .930 02/15/28 6,845
1,325,000 g Starwood Property Trust, Inc 5 .500 11/01/23 1,314
4,430,000 g Starwood Property Trust, Inc 4 .375 01/15/27 3,815

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 22,500,000 State Street Corp 5 .159% 05/18/34 $ 22,365
8,727,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,466
11,675,000 g UBS Group AG. 1 .494 08/10/27 10,027
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,789
7,150,000 g UBS Group AG. 3 .179 02/11/43 4,963
7,500,000 Visa, Inc 1 .900 04/15/27 6,838
17,000,000 Visa, Inc 1 .100 02/15/31 13,391
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,256
5,500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 4,997
15,750,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 14,920
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,888
TOTAL FINANCIAL SERVICES 276,915
FOOD, BEVERAGE & TOBACCO - 0.4%
3,400,000 General Mills, Inc 4 .950 03/29/33 3,369
10,125,000 g Mars, Inc 4 .650 04/20/31 10,054
10,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 9,157
6,600,000 g Nestle Holdings, Inc 4 .950 03/14/30 6,690
11,125,000 g Nestle Holdings, Inc 4 .850 03/14/33 11,354
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,614
16,674,000 e PepsiCo, Inc 2 .875 10/15/49 12,522
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,220
TOTAL FOOD, BEVERAGE & TOBACCO 72,980
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
9,825,000 CVS Health Corp 5 .300 06/01/33 9,810
15,000,000 CVS Health Corp 5 .050 03/25/48 13,826
4,188,000 Kaiser Foundation Hospitals 2 .810 06/01/41 3,076
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,653
7,075,000 McKesson Corp 5 .250 02/15/26 7,048
10,385,000 Stanford Health Care 3 .027 08/15/51 7,216
TOTAL HEALTH CARE EQUIPMENT & SERVICES 42,629
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,904
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,462
5,523,000 Unilever Capital Corp 2 .125 09/06/29 4,765
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,908
8,475,000 Unilever Capital Corp 1 .750 08/12/31 6,841
9,425,000 e Unilever Capital Corp 2 .625 08/12/51 6,442
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 38,322
INSURANCE - 0.2%
3,975,000 g Five Corners Funding Trust 4 .419 11/15/23 3,931
14,425,000 g Five Corners Funding Trust II 2 .850 05/15/30 12,253
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,201
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 8,111
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,815
7,885,000 g USAA Capital Corp 2 .125 05/01/30 6,559
TOTAL INSURANCE 37,870
MATERIALS - 0.6%
10,500,000 Air Products & Chemicals, Inc 4 .800 03/03/33 10,594
6,550,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,848
9,145,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 7,391
7,250,000 e,g Cemex SAB de C.V. 9 .125 N/A‡ 7,342
7,500,000 Fibria Overseas Finance Ltd 5 .500 01/17/27 7,509
11,000,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,483
3,409,000 International Paper Co 4 .800 06/15/44 3,006
12,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 11,528
2,350,000 e,g Inversiones CMPC S.A. 6 .125 06/23/33 2,365
8,000,000 g Klabin Austria GmbH 7 .000 04/03/49 7,666

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,855,000 g LG Chem Ltd 4 .375% 07/14/25 $ 6,649
3,250,000 g LG Chem Ltd 3 .625 04/15/29 3,032
5,000,000 Newmont Corp 2 .250 10/01/30 4,097
4,015,000 e,g Owens-Brockway Glass Container, Inc 7 .250 05/15/31 4,065
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,846
11,500,000 Sonoco Products Co 1 .800 02/01/25 10,735
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,937
12,736,000 e Teck Resources Ltd 3 .900 07/15/30 11,586
TOTAL MATERIALS 127,679
MEDIA & ENTERTAINMENT - 0.1%
2,357,285 g Air Canada 2017-, Cl A Pass Through Trust 3 .550 01/15/30 2,015
10,000,000 Alphabet, Inc 1 .100 08/15/30 8,090
11,250,000 e Comcast Corp 4 .650 02/15/33 11,168
TOTAL MEDIA & ENTERTAINMENT 21,273
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
13,450,000 Amgen, Inc 5 .250 03/02/33 13,467
13,200,000 Amgen, Inc 5 .600 03/02/43 13,240
16,175,000 Amgen, Inc 5 .650 03/02/53 16,380
14,984,000 AstraZeneca plc 0 .700 04/08/26 13,387
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,373
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,398
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,070
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,617
6,925,000 e Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,863
9,025,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 8,991
11,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 11,501
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 15,595
10,000,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 10,119
1,600,000 Pfizer, Inc 2 .625 04/01/30 1,422
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,395
9,994,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,306
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,987
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 155,111
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
8,550,000 National Community Renaissance of California 3 .270 12/01/32 7,104
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
11,550,000 e Intel Corp 4 .150 08/05/32 10,975
7,208,000 NXP BV 3 .400 05/01/30 6,377
10,000,000 g SK Hynix, Inc 2 .375 01/19/31 7,714
13,350,000 Texas Instruments, Inc 5 .050 05/18/63 13,377
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,443
SOFTWARE & SERVICES - 0.0%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,659
TOTAL SOFTWARE & SERVICES 2,659
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3 .000 06/20/27 13,494
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,494
TELECOMMUNICATION SERVICES - 0.1%
9,000,000 i Verizon Communications, Inc SOFR Compounded Index +
0.790%
5 .882 03/20/26 9,011
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 11,877
1,800,000 Vodafone Group plc 3 .250 06/04/81 1,581
8,200,000 Vodafone Group plc 4 .125 06/04/81 6,507
TOTAL TELECOMMUNICATION SERVICES 28,976

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TRANSPORTATION - 0.1%
$ 6,000,000 e Norfolk Southern Corp 2 .300% 05/15/31 $ 4,984
8,447,000 Vessel Management Services, Inc 5 .125 04/16/35 8,407
TOTAL TRANSPORTATION 13,391
UTILITIES - 3.3%
7,500,000 AES Corp 5 .450 06/01/28 7,365
7,000,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 5,565
12,325,000 Ameren Illinois Co 2 .900 06/15/51 8,291
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,715
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,208
9,950,000 Avangrid, Inc 3 .200 04/15/25 9,460
13,200,000 Avangrid, Inc 3 .800 06/01/29 12,029
10,275,000 Avista Corp 4 .350 06/01/48 8,870
5,900,000 e,g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,956
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,759
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,365
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,281
12,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 9,214
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,052
3,100,000 CMS Energy Corp 3 .750 12/01/50 2,393
11,300,000 g Colbun S.A. 3 .150 01/19/32 9,549
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 11,308
7,525,000 g Consorcio Transmantaro SA 4 .700 04/16/34 6,968
5,453,000 Consumers Energy Co 2 .500 05/01/60 3,130
5,127,646 g Continental Wind LLC 6 .000 02/28/33 5,179
7,110,000 Dominion Energy, Inc 3 .600 03/15/27 6,701
8,325,000 e Dominion Energy, Inc 4 .350 N/A‡ 6,994
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,863
22,625,000 DTE Electric Co 1 .900 04/01/28 19,794
9,025,000 DTE Electric Co 3 .250 04/01/51 6,528
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,135
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,633
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 6,080
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,667
20,250,000 g Electricite de France S.A. 3 .625 10/13/25 19,451
2,800,000 Eversource Energy 0 .800 08/15/25 2,521
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,274
4,275,000 Florida Power & Light Co 4 .800 05/15/33 4,244
9,885,000 Georgia Power Co 3 .250 04/01/26 9,372
8,700,000 Georgia Power Co 5 .125 05/15/52 8,448
7,827,525 g India Cleantech Energy 4 .700 08/10/26 6,833
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 7,054
1,685,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,621
25,025,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 24,993
12,441,000 g Liberty Utilities Finance GP 2 .050 09/15/30 9,666
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 813
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,517
12,350,000 National Fuel Gas Co 5 .500 01/15/26 12,174
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,460
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,222
11,250,000 National Fuel Gas Co 2 .950 03/01/31 9,000
11,610,000 g New York State Electric & Gas Corp 2 .150 10/01/31 9,065
13,164,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 10,518
9,750,000 g Niagara Mohawk Power Corp 4 .119 11/28/42 7,869
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,496
6,675,000 Pacific Gas and Electric Co 6 .700 04/01/53 6,553
16,250,000 PacifiCorp 2 .900 06/15/52 10,126
9,050,000 PacifiCorp 5 .350 12/01/53 8,267
7,025,000 PacifiCorp 5 .500 05/15/54 6,591
7,113,000 e Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,872
630,000 Public Service Co of Colorado 4 .750 08/15/41 553

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 Public Service Co of Colorado 3 .200% 03/01/50 $ 3,529
1,379,000 Public Service Co of Oklahoma 2 .200 08/15/31 1,114
6,134,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,532
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,783
7,675,000 Public Service Electric and Gas Co 5 .125 03/15/53 7,734
17,875,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 16,164
14,000,000 e San Diego Gas & Electric Co 2 .950 08/15/51 9,473
2,882,136 SCE Recovery Funding LLC 1 .977 11/15/28 2,616
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,757
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,933
4,900,000 Sempra Energy 4 .875 N/A‡ 4,557
6,900,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,904
19,959,434 g Solar Star Funding LLC 3 .950 06/30/35 17,652
19,031,053 g Solar Star Funding LLC 5 .375 06/30/35 18,737
750,000 Southern California Edison Co 2 .750 02/01/32 627
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,576
10,348,000 Southern Power Co 4 .150 12/01/25 10,095
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,943
5,613,000 Southwestern Public Service Co 3 .750 06/15/49 4,301
18,650,000 e Southwestern Public Service Co 3 .150 05/01/50 12,979
13,945,760 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 13,653
16,550,860 g Sweihan PV Power Co PJSC 3 .625 01/31/49 13,314
8,612,000 g TerraForm Power Operating LLC 5 .000 01/31/28 7,929
17,021,216 g Topaz Solar Farms LLC 4 .875 09/30/39 15,574
9,607,560 g Topaz Solar Farms LLC 5 .750 09/30/39 9,421
7,945,676 g UEP Penonome II S.A. 6 .500 10/01/38 5,956
15,000,000 Union Electric Co 2 .150 03/15/32 12,005
19,626,000 Union Electric Co 2 .625 03/15/51 12,562
9,952,000 Union Electric Co 3 .900 04/01/52 8,116
3,775,000 g Vistra Corp 7 .000 N/A‡ 3,294
10,049,000 Wisconsin Power and Light Co 3 .950 09/01/32 9,274
TOTAL UTILITIES 662,729
TOTAL CORPORATE BONDS 2,292,964
(Cost $2,581,245)
GOVERNMENT BONDS - 22.9%
AGENCY SECURITIES - 1.3%
3,484,000 Canal Barge Co, Inc 4 .500 11/12/34 3,375
12,858,013 Crowley Conro LLC 4 .181 08/15/43 12,447
4,128,458 Ethiopian Leasing LLC 2 .566 08/14/26 3,938
628,526 Export-Import Bank of the United States 2 .578 12/10/25 601
18,700,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .250 08/24/23 18,569
13,650,000 FHLMC 0 .250 09/08/23 13,526
23,636,000 FHLMC 0 .250 12/04/23 23,126
25,000,000 FHLMC 1 .540 08/17/35 17,795
20,000,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 19,982
8,000,000 FNMA 0 .625 04/22/25 7,399
18,880,000 FNMA 0 .875 08/05/30 15,176
9,000,000 FNMA 1 .625 08/24/35 6,431
14,242,000 g GPS Blue Financing DAC 5 .645 11/09/41 14,737
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 5,663
3,000,000 i India Government AID Bond LIBOR 3 M + 0.100% 5 .399 02/01/27 2,973
13,920,000 Montefiore Medical Center 2 .895 04/20/32 12,506
4,496,817 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 4,016
14,052,552 OPIC 2 .360 10/15/29 12,793
2,322,750 OPIC 2 .930 05/15/30 2,160
3,838,650 OPIC 3 .040 05/15/30 3,584
10,452,444 OPIC 3 .430 06/01/33 9,677
5,045,031 OPIC 2 .450 07/15/38 4,259
3,065,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 3,033

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,000,000 PEFCO 3 .250% 06/15/25 $ 7,703
7,765,000 PEFCO 3 .900 10/15/27 7,607
14,282,613 Thirax  LLC 0 .968 01/14/33 12,025
3,633,092 Thirax 2 LLC 2 .320 01/22/34 3,222
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,549
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 880
8,174,819 United States International Development Finance Corp 1 .630 07/15/38 6,493
2,266,000 US Department of Housing and Urban Development
(HUD)
2 .910 08/01/23 2,261
5,000,000 HUD 3 .535 08/01/36 4,468
TOTAL AGENCY SECURITIES 263,974
FOREIGN GOVERNMENT BONDS - 3.4%
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,637
9,500,000 Asian Development Bank 2 .125 03/19/25 9,037
9,670,000 e Asian Development Bank 4 .625 06/13/25 9,603
6,500,000 Asian Development Bank 1 .750 08/14/26 5,976
19,194,000 Asian Development Bank 3 .125 09/26/28 18,148
12,500,000 Asian Development Bank 1 .500 03/04/31 10,386
14,500,000 Asian Development Bank 3 .875 06/14/33 14,330
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,291
10,839,600 BB Blue Financing DAC 4 .395 09/20/37 10,819
12,400,000 g BNG Bank NV 2 .625 02/27/24 12,156
17,250,000 g BNG Bank NV 3 .500 05/19/28 16,590
CLP 8,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 9,179
1,900,000 g Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,707
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,861
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,274
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,164
16,020,000 Canada Government International Bond 3 .750 04/26/28 15,678
12,500,000 g CDP Financial, Inc 1 .000 05/26/26 11,211
5,625,000 g Central American Bank for Economic Integration 5 .000 02/09/26 5,561
10,075,000 Chile Government International Bond 3 .100 05/07/41 7,551
8,125,000 Council Of Europe Development Bank 3 .000 06/16/25 7,817
15,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 14,492
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 18,622
6,540,000 e,g European Investment Bank 2 .876 06/13/25 6,287
3,750,000 European Investment Bank 2 .375 05/24/27 3,475
11,961,000 European Investment Bank 0 .625 10/21/27 10,251
3,750,000 European Investment Bank 3 .250 11/15/27 3,600
11,600,000 e European Investment Bank 1 .625 10/09/29 10,037
19,749,000 European Investment Bank 0 .750 09/23/30 15,738
5,285,000 European Investment Bank 3 .750 02/14/33 5,204
2,000,000 European Investment Bank 4 .875 02/15/36 2,145
10,875,000 Export Development Canada 3 .375 08/26/25 10,549
13,050,000 Export Development Canada 3 .875 02/14/28 12,814
5,000,000 Inter-American Development Bank 1 .125 01/13/31 4,044
15,800,000 Inter-American Development Bank 3 .500 04/12/33 15,163
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,145
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,216
3,215,000 i International Bank for Reconstruction & Development SOFR Compounded Index +
0.390%
5 .480 06/17/24 3,223
12,850,000 International Bank for Reconstruction & Development 0 .625 04/22/25 11,878
14,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 14,215
28,030,000 International Bank for Reconstruction & Development 0 .000 03/31/27 25,154
5,250,000 International Bank for Reconstruction & Development 0 .000 03/31/28 5,139
10,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 8,342
1,690,000 International Finance Corp 2 .875 07/31/23 1,687
14,750,000 International Finance Corp 4 .750 03/16/26 14,769
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,115
12,500,000 g Kommunalbanken AS. 2 .125 02/11/25 11,897
10,100,000 g Korea Electric Power Corp 1 .125 06/15/25 9,294

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .090% 02/12/24 $ 9,249
11,250,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 10,859
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,530
6,500,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,672
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,388
18,250,000 e,g Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,296
19,000,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 17,836
12,375,000 g Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,175
4,430,000 g Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,567
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,310
9,000,000 g OMERS Finance Trust 4 .000 04/19/52 7,474
16,375,000 g OPEC Fund for International Development 4 .500 01/26/26 16,072
10,500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,356
8,225,000 Peruvian Government International Bond 3 .000 01/15/34 6,827
12,175,000 h Province of British Columbia Canada 4 .200 07/06/33 12,122
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,342
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,818
15,250,000 Province of Quebec Canada 1 .900 04/21/31 12,855
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,683
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,972
TOTAL FOREIGN GOVERNMENT BONDS 685,874
MORTGAGE BACKED - 7.9%
59,526,971 g,i Citigroup Mortgage Loan Trust 0 .156 02/25/52 465
6,673,366 g,i Citigroup Mortgage Loan Trust 0 .250 02/25/52 82
5,392,775 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,570
6,875,000 FHLMC 3 .740 06/01/37 6,194
5,646,500 FHLMC 4 .300 12/01/37 5,351
1,864,480 FHLMC 3 .500 03/01/38 1,636
87,855 FHLMC 4 .000 06/01/42 84
916,091 i FHLMC LIBOR 1 M + 5.920% 0 .727 03/15/44 76
5,867,071 FHLMC 3 .500 01/15/47 5,184
3,099,412 i FHLMC LIBOR 1 M + 9.920% 1 .611 06/15/48 2,901
2,123,310 i FHLMC LIBOR 1 M + 9.840% 1 .531 10/15/48 1,935
4,880,150 FHLMC 3 .000 11/01/49 4,353
9,072,470 FHLMC 2 .000 09/25/50 1,089
4,667,090 FHLMC 3 .000 10/25/50 3,309
16,946,619 FHLMC 2 .500 02/25/51 2,586
5,821,640 FHLMC 2 .500 05/25/51 3,687
11,708,237 FHLMC 3 .000 11/01/51 10,443
1,382,026 FHLMC 3 .000 11/01/51 1,229
1,229,703 FHLMC 3 .000 11/01/51 1,102
1,671,245 FHLMC 3 .000 11/01/51 1,491
12,611,447 FHLMC 2 .500 02/01/52 10,781
12,317,691 FHLMC 2 .500 03/01/52 10,528
16,305,973 FHLMC 4 .000 04/01/52 15,314
13,772,229 FHLMC 3 .500 05/01/52 12,560
469,028 FHLMC 3 .500 06/01/52 428
9,667,213 FHLMC 4 .500 06/01/52 9,296
9,144,604 FHLMC 4 .500 07/01/52 8,793
1,571,485 FHLMC 4 .000 08/25/52 1,333
2,663,221 FHLMC 4 .500 10/25/52 2,415
10,687,088 FHLMC 6 .000 11/01/52 10,802
3,225,879 FHLMC 5 .500 11/25/52 3,271
2,566,519 FHLMC 5 .500 02/25/53 2,574
3,516 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 4
95,889 FGLMC 4 .500 07/01/33 95
692,608 FGLMC 7 .000 12/01/33 718
192,225 FGLMC 7 .000 05/01/35 196
458,438 FGLMC 5 .000 06/01/36 462
135,029 FGLMC 5 .000 07/01/39 136
207,042 FGLMC 4 .500 10/01/44 203

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 268,483 FGLMC 4 .500% 11/01/44 $ 263
421,701 FGLMC 4 .500 11/01/44 414
256,571 FGLMC 4 .500 12/01/44 252
351,639 FGLMC 4 .500 12/01/44 345
1,086,292 FGLMC 3 .500 04/01/45 1,012
4,141,755 FGLMC 3 .500 10/01/45 3,858
520,883 FGLMC 4 .500 06/01/47 516
1,053,522 FGLMC 4 .000 09/01/47 1,009
780,566 FGLMC 3 .500 12/01/47 723
3,227,363 FGLMC 4 .500 08/01/48 3,172
902 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 1
11,959,100 i FNMA 2 .899 02/25/27 11,229
3,175,607 i FNMA 3 .412 06/25/28 3,003
8,250,000 i FNMA 1 .517 11/25/30 6,674
15,500,000 i FNMA 1 .287 01/25/31 12,323
975,729 FNMA 3 .500 05/01/32 935
1,133,149 FNMA 3 .000 10/01/32 1,067
1,127,013 FNMA 5 .000 05/01/35 1,135
754,326 FNMA 5 .000 10/01/35 760
566,268 FNMA 5 .000 02/01/36 570
1,093,326 FNMA 5 .500 11/01/38 1,122
147,823 FNMA 3 .000 05/01/40 135
450,337 FNMA 5 .000 09/01/40 454
1,081,763 FNMA 5 .000 05/01/41 1,090
14,128,254 FNMA 2 .000 03/01/42 11,957
732,654 FNMA 4 .000 09/01/42 702
1,474,573 i FNMA LIBOR 1 M + 5.950% 0 .800 09/25/43 146
1,210,172 FNMA 4 .500 03/01/44 1,195
58,091,006 FNMA 4 .000 05/01/44 55,618
318,880 FNMA 4 .500 06/01/44 313
3,659,817 FNMA 4 .500 06/01/44 3,588
781,047 FNMA 4 .500 08/01/44 766
1,976,419 FNMA 4 .500 10/01/44 1,938
3,595,298 FNMA 4 .500 11/01/44 3,524
652,622 FNMA 5 .000 11/01/44 657
908,864 FNMA 4 .500 12/01/44 891
398,428 FNMA 4 .000 01/01/45 382
168,155 FNMA 4 .500 03/01/45 165
280,724 FNMA 4 .500 04/01/45 275
2,086,591 FNMA 3 .500 05/01/45 1,944
2,973,081 FNMA 3 .500 01/01/46 2,765
581,766 FNMA 4 .000 04/01/46 556
3,406,558 FNMA 3 .500 06/01/46 3,168
2,246,235 FNMA 3 .500 07/01/46 2,089
3,657,642 FNMA 3 .500 07/01/46 3,420
1,011,280 FNMA 3 .500 08/01/46 940
299,272 FNMA 3 .000 10/01/46 265
2,787,182 FNMA 3 .500 10/01/46 2,587
1,162,538 FNMA 4 .500 05/01/47 1,148
1,531,783 FNMA 4 .000 10/01/47 1,461
235,651 FNMA 3 .500 11/01/47 220
286,081 FNMA 4 .500 11/01/47 281
3,036,766 FNMA 3 .500 01/01/48 2,808
2,015,515 FNMA 4 .500 01/01/48 1,978
1,669,093 FNMA 4 .500 02/01/48 1,638
1,356,809 FNMA 4 .500 05/01/48 1,331
994,109 FNMA 4 .500 05/01/48 975
2,562,418 FNMA 5 .000 08/01/48 2,551
12,233,292 FNMA 3 .000 07/01/50 10,912
5,486,902 FNMA 2 .000 08/25/50 754
6,260,417 FNMA 2 .000 10/25/50 4,226
14,051,932 FNMA 2 .500 11/25/50 1,999

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,817,444 FNMA 3 .000% 12/25/50 $ 790
3,980,938 FNMA 3 .000 02/25/51 717
34,852,538 FNMA 2 .000 04/01/51 28,536
4,475,172 FNMA 3 .000 09/01/51 3,981
5,095,356 FNMA 2 .500 11/25/51 637
7,826,513 FNMA 2 .000 12/01/51 6,417
6,276,434 FNMA 2 .000 01/01/52 5,176
1,095,862 FNMA 2 .000 02/01/52 899
13,662,677 FNMA 2 .500 02/01/52 11,677
7,137,261 FNMA 2 .500 02/01/52 6,101
4,774,848 FNMA 3 .500 02/01/52 4,388
1,658,511 FNMA 2 .000 03/01/52 1,359
1,929,634 FNMA 2 .500 04/01/52 1,649
26,976,734 FNMA 3 .000 04/01/52 23,885
9,666,293 FNMA 3 .000 04/01/52 8,548
1,363,625 FNMA 3 .500 04/01/52 1,243
13,357,425 FNMA 3 .500 05/01/52 12,175
38,238,348 FNMA 3 .500 05/01/52 34,852
22,915,952 FNMA 4 .000 05/01/52 21,518
2,510,620 FNMA 4 .000 05/25/52 2,015
16,302,353 FNMA 3 .500 06/01/52 14,889
19,075,883 FNMA 4 .000 06/01/52 17,912
4,696,854 FNMA 4 .500 06/01/52 4,516
42,566,146 FNMA 4 .000 07/01/52 39,969
4,082,711 FNMA 4 .000 07/01/52 3,832
4,096,362 FNMA 4 .500 07/01/52 3,939
34,301,392 FNMA 4 .500 07/01/52 32,985
6,471,430 FNMA 4 .500 07/25/52 5,949
29,643,833 FNMA 5 .000 08/01/52 29,077
2,375,833 FNMA 4 .500 08/25/52 2,075
27,633,122 FNMA 3 .500 09/01/52 25,190
34,185,216 FNMA 4 .000 09/01/52 32,085
205,390,156 FNMA 4 .500 09/01/52 197,500
5,662,555 FNMA 5 .000 09/01/52 5,553
1,809,216 FNMA 4 .000 09/25/52 1,519
2,253,766 FNMA 4 .000 09/25/52 2,023
112,322,055 FNMA 4 .000 10/01/52 105,433
14,357,430 FNMA 4 .500 10/01/52 13,805
81,574,704 FNMA 5 .000 10/01/52 79,969
1,727,215 FNMA 4 .500 10/25/52 1,654
1,982,331 FNMA 4 .500 10/25/52 1,907
8,661,812 FNMA 4 .500 11/01/52 8,329
3,485,195 FNMA 5 .500 11/25/52 3,501
52,823,165 FNMA 5 .500 12/01/52 52,724
11,583,295 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,158
10,020,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7 .467 02/25/42 9,912
14,900,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9 .567 06/25/42 15,663
6,295,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067 07/25/42 6,492
1,686,261 Government National Mortgage Association (GNMA) 2 .580 08/15/25 1,682
7,876,754 GNMA 2 .690 06/15/33 7,068
6,574,260 GNMA 3 .700 10/15/33 6,271
52,960 GNMA 5 .000 04/15/38 53
109,329 GNMA 6 .500 11/20/38 115
5,413,247 GNMA 5 .000 01/20/40 1,067
6,965,205 GNMA 3 .700 08/15/40 6,622
7,829,943 GNMA 2 .500 12/20/43 6,926
11,290,647 GNMA 2 .750 01/15/45 10,026
2,285,557 GNMA 3 .000 03/20/45 2,005
1,615,303 GNMA 4 .500 12/20/45 1,579
1,272,203 GNMA 4 .000 06/20/46 163
4,279,281 GNMA 3 .500 12/20/46 4,008
2,905,071 GNMA 3 .500 01/20/47 2,724

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,239,791 i GNMA LIBOR 1 M + 6.100% 0 .943% 03/20/50 $ 365
1,641,455 GNMA 3 .500 10/20/50 1,525
5,557,725 GNMA 3 .000 07/20/51 4,990
10,725,900 GNMA 3 .000 11/20/51 7,881
22,188,874 GNMA 2 .500 12/20/51 19,220
8,795,139 GNMA 3 .000 01/20/52 6,568
4,442,078 GNMA 2 .500 02/20/52 3,692
26,544,563 GNMA 2 .500 05/20/52 22,988
89,138,719 GNMA 3 .000 05/20/52 79,711
20,781,516 GNMA 3 .500 07/20/52 19,178
2,427,244 GNMA 4 .000 07/20/52 2,012
7,422,127 GNMA 4 .000 08/20/52 7,022
46,801,915 GNMA 4 .000 09/20/52 44,282
4,301,906 GNMA 4 .500 09/20/52 3,953
3,511,315 GNMA 4 .500 09/20/52 3,322
2,952,814 GNMA 4 .500 09/20/52 2,758
3,175,180 GNMA 4 .500 09/20/52 2,886
9,663,012 GNMA 5 .000 11/20/52 9,504
24,540,894 GNMA 3 .500 12/20/52 22,647
32,542,615 GNMA 4 .500 12/20/52 31,410
3,745,662 GNMA 4 .500 02/20/53 3,412
3,253,979 GNMA 5 .500 02/20/53 3,235
9,722,043 GNMA 1 .884 05/20/53 620
1,258,279 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 977
TOTAL MORTGAGE BACKED 1,591,461
MUNICIPAL BONDS - 2.7%
1,170,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,127
3,000,000 California Earthquake Authority 1 .477 07/01/23 3,000
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,686
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 844
145,000 g California Municipal Finance Authority 4 .250 11/01/23 144
455,000 California Municipal Finance Authority 2 .138 08/15/27 403
350,000 California Municipal Finance Authority 2 .288 08/15/28 304
500,000 California Municipal Finance Authority 3 .694 08/15/56 342
16,250,000 Chicago Housing Authority 4 .361 01/01/38 15,025
11,645,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 12,482
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,812
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,247
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,492
7,085,000 City & County of San Francisco CA 4 .000 04/01/47 5,741
5,500,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,493
7,790,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,685
1,240,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,284
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1
3 .091 09/01/36 291
5,395,000 City of Chicago IL 7 .750 01/01/42 5,542
1,250,000 City of Florence SC 4 .250 12/01/34 1,180
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 972
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,170
7,500,000 City of Los Angeles CA 3 .880 09/01/38 6,714
7,190,000 City of Los Angeles CA 5 .000 09/01/42 7,010
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3 .158 05/15/29 1,386
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,144
1,780,000 g City of Miami FL 4 .808 01/01/39 1,624
3,665,000 City of Norfolk VA 3 .050 10/01/36 3,057
4,835,000 City of Oakland CA 2 .070 01/15/29 4,159

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,025,000 City of Port Lions AK 7 .500% 10/01/52 $ 3,177
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,152
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,388
8,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 7,109
15,510,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 12,161
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 15,868
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 938
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,422
5,235,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,364
7,650,000 County of Alameda CA 3 .820 08/01/38 6,868
4,430,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,213
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,650
12,015,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,734
3,500,000 District of Columbia 3 .432 04/01/42 2,786
15,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 13,967
6,500,000 g Florida Development Finance Corp 7 .250 07/01/57 6,612
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,076
1,000,000 Grant County Public Utility District No 2 5 .470 01/01/34 1,000
22,445,000 Grant County Public Utility District No 2 2 .918 01/01/40 17,632
9,255,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,501
3,230,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 2,614
16,915,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 14,025
1,100,000 Guadalupe Valley Electric Coop, Inc 5 .671 10/01/32 1,118
640,000 Henry County Water Authority 3 .000 01/01/43 460
850,000 Henry County Water Authority 3 .200 01/01/49 585
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 824
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,918
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,301
8,655,000 Los Angeles Community College District 2 .106 08/01/32 7,073
1,025,000 Maine State Housing Authority 2 .331 11/15/30 854
2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,208
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,654
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,496
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,445
4,190,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 4,203
11,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 10,627
2,000,000 Michigan Finance Authority 5 .000 07/01/31 2,027
7,400,000 New Jersey Economic Development Authority 5 .706 06/15/30 7,669
3,000,000 New Jersey Economic Development Authority 5 .756 06/15/31 3,131
720,000 New Jersey Economic Development Authority 5 .298 03/01/32 720
3,375,000 New Mexico Finance Authority 4 .090 06/15/38 3,122
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,158
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,108
1,225,000 New York State Environmental Facilities Corp 3 .195 06/15/25 1,176
2,120,000 New York State Environmental Facilities Corp 3 .520 07/15/27 2,014
17,500,000 New York Transportation Development Corp 5 .000 01/01/26 17,890
13,250,000 g,q Oregon State Business Development Commission 6 .500 04/01/31 66
3,470,000 g Oregon State Business Development Commission 9 .000 04/01/37 17
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,414
4,020,000 Papio-Missouri River Natural Resource District 2 .088 12/15/24 3,895
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,449
6,925,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,473
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,075

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,140,000 Pharr Economic Development Corp 3 .893% 08/15/33 $ 1,047
405,000 †,q Public Finance Authority 15 .000 08/31/23 62
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,705
300,000 Redevelopment Authority of the City of Philadelphia 4 .782 09/01/26 295
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,100
1,710,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,279
1,000,000 Redevelopment Authority of the City of Philadelphia 5 .590 09/01/41 1,003
1,005,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,000
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,739
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 3,206
1,590,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,582
36,330,000 State of California 3 .750 10/01/37 36,353
11,565,000 State of California 4 .600 04/01/38 11,108
10,050,000 State of California 4 .988 04/01/39 9,924
9,000,000 State of Illinois 5 .520 04/01/38 8,812
4,405,000 State of Michigan 3 .590 12/01/26 4,230
2,500,000 State of Ohio 5 .412 09/01/28 2,592
5,250,000 State of Oregon 4 .112 05/01/27 5,145
3,150,000 State of Oregon 4 .250 05/01/29 3,095
3,370,000 State of Texas 3 .726 08/01/43 3,365
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,232
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,161
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,031
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,806
1,255,000 Texas Water Development Board 4 .248 10/15/35 1,216
5,880,000 Texas Water Development Board 4 .340 10/15/48 5,233
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,907
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,504
3,035,000 University of California 3 .809 05/15/28 2,902
11,400,000 University of California 4 .009 05/15/30 10,860
1,000,000 University of Cincinnati 3 .250 06/01/29 1,000
1,560,000 University of Cincinnati 3 .650 06/01/34 1,563
1,615,000 University of Cincinnati 3 .700 06/01/35 1,617
18,000,000 University of New Mexico 3 .532 06/20/32 16,962
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 417
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,181
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,660
3,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 2,740
750,000 Village of Bellwood IL 5 .375 12/01/32 694
4,500,000 Village of Bellwood IL 6 .000 12/01/50 3,725
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 996
TOTAL MUNICIPAL BONDS 527,839
U.S. TREASURY SECURITIES - 7.6%
35,830,000 United States Treasury Bond 2 .875 11/15/46 29,530
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,114
16,086,510 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 15,814
3,780,000 United States Treasury Note 0 .250 09/30/23 3,734
31,765,000 United States Treasury Note 2 .875 09/30/23 31,576
6,100,000 United States Treasury Note 2 .625 12/31/23 6,021
1,525,000 United States Treasury Note 2 .250 10/31/24 1,466
58,251,000 United States Treasury Note 4 .250 05/31/25 57,518
68,394,000 United States Treasury Note 4 .625 06/30/25 68,081
1,500,000 United States Treasury Note 0 .375 12/31/25 1,352
68,947,000 United States Treasury Note 4 .125 06/15/26 68,252
15,031,000 United States Treasury Note 0 .500 10/31/27 12,829
35,275,000 United States Treasury Note 0 .625 11/30/27 30,211
82,025,000 United States Treasury Note 3 .625 05/31/28 80,231
97,840,000 United States Treasury Note 4 .000 06/30/28 97,305

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 28,250,000 United States Treasury Note 1 .125% 08/31/28 $ 24,340
148,099,000 United States Treasury Note 3 .750 06/30/30 146,132
284,851,000 United States Treasury Note 3 .375 05/15/33 274,703
14,508,000 United States Treasury Note 1 .875 02/15/41 10,536
4,700,000 United States Treasury Note 2 .250 05/15/41 3,620
232,705,800 j United States Treasury Note 2 .375 02/15/42 181,174
29,796,000 United States Treasury Note 3 .250 05/15/42 26,588
2,070,000 United States Treasury Note 4 .000 11/15/42 2,057
120,095,000 United States Treasury Note 3 .875 05/15/43 117,187
65,008,000 United States Treasury Note 2 .250 02/15/52 46,979
198,253,000 United States Treasury Note 3 .625 02/15/53 190,261
TOTAL U.S. TREASURY SECURITIES 1,529,611
TOTAL GOVERNMENT BONDS 4,598,759
(Cost $4,870,941)
STRUCTURED ASSETS - 4.5%
ASSET BACKED - 1.1%
900,000 g AMSR Trust 3 .148 01/19/39 816
Series - 2019 SFR1 (Class C)
800,000 g AMSR Trust 3 .247 01/19/39 721
Series - 2019 SFR1 (Class D)
2,000,000 g,i BFLD Trust LIBOR 1 M + 2.100% 7 .293 10/15/35 1,110
Series - 2020 EYP (Class C)
213,839 i C-BASS Trust LIBOR 1 M + 0.160% 3 .075 07/25/36 203
Series - 2006 CB6 (Class A1)
1,743,559 Delta Air Lines Pass Through Trust 4 .250 07/30/23 1,738
Series - 2015 1 (Class B)
19,886,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 19,486
Series - 2019 1 (Class AA)
4,103,091 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,612
Series - 2020 1 (Class AA)
16,617,264 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,323
Series - 2020 1 (Class A)
77,931 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6 .250 05/25/37 77
Series - 2007 2 (Class A2C)
3,279,261 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,516
Series - 2021 3CS (Class A)
3,538,608 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,689
Series - 2021 4GS (Class A)
12,956,343 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,925
Series - 2021 5CS (Class A)
4,549,706 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,639
Series - 2022 1GS (Class A)
3,153,851 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,380
Series - 2022 1GS (Class B)
14,621,397 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 13,408
Series - 2022 3CS (Class A)
8,297,000 g Grace Trust 2 .347 12/10/40 6,469
Series - 2020 GRCE (Class A)
2,374,422 g HERO Funding Trust 3 .840 09/21/40 2,138
Series - 2015 1A (Class A)
650,116 g HERO Funding Trust 3 .990 09/21/40 606
Series - 2014 2A (Class A)
1,170,558 g HERO Funding Trust 3 .750 09/20/41 1,049
Series - 2016 2A (Class A)
1,079,045 g HERO Funding Trust 4 .050 09/20/41 979
Series - 2016 1A (Class A)
408,077 g HERO Funding Trust 3 .080 09/20/42 356
Series - 2016 3A (Class A1)

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,106,773 g HERO Funding Trust 3 .710% 09/20/47 $ 2,715
Series - 2017 1A (Class A1)
3,107,504 g HERO Funding Trust 3 .190 09/20/48 2,660
Series - 2017 3A (Class A1)
725,798 g HERO Funding Trust 3 .280 09/20/48 624
Series - 2017 2A (Class A1)
3,350,960 g HERO Funding Trust 4 .670 09/20/48 3,045
Series - 2018 1A (Class A2)
2,528,255 g HERO Funding Trust 2 .240 09/20/51 2,167
Series - 2021 1A (Class A)
7,375,000 g Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,255
Series - 2023 2A (Class A)
13,314 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 13
Series - 2003 1 (Class M1)
599,972 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6 .396 01/17/38 597
Series - 2018 SFR4 (Class B)
3,279,080 g Loanpal Solar Loan Ltd 2 .290 01/20/48 2,444
Series - 2021 1GS (Class A)
5,588,624 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,049
Series - 2021 2GS (Class A)
2,102,617 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,482
Series - 2020 1A (Class R)
1,331,095 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,140
Series - 2020 1A (Class A)
1,842,141 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,529
Series - 2020 1A (Class B)
2,138,910 g Mosaic Solar Loan Trust 2 .050 12/20/46 1,670
Series - 2021 1A (Class B)
3,171,702 g Mosaic Solar Loan Trust 1 .440 06/20/52 2,511
Series - 2021 3A (Class A)
2,908,243 g Mosaic Solar Loans LLC 3 .820 06/22/43 2,636
Series - 2017 2A (Class A)
3,365,929 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,708
Series - 2021 2A (Class A)
750,000 g Progress Residential Trust 2 .711 11/17/40 614
Series - 2021 SFR9 (Class D)
2,052,234 g Renew 3 .670 09/20/52 1,781
Series - 2017 1A (Class A)
4,329,237 g Renew 3 .950 09/20/53 3,787
Series - 2018 1 (Class A)
3,895,347 g Renew 2 .060 11/20/56 3,069
Series - 2021 1 (Class A)
5,265,996 SCE Recovery Funding LLC 0 .861 11/15/31 4,359
Series - 2021 A-1 (Class A)
9,797 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 6 .050 09/25/34 10
Series - 2004 8 (Class M1)
6,560,339 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,429
Series - 2021 C (Class A)
3,712,209 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,161
Series - 2022 A (Class A)
2,684,508 g Sunrun Athena Issuer LLC 5 .310 04/30/49 2,513
Series - 2018 1 (Class A)
8,759,237 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 7,669
Series - 2019 2 (Class A)
5,632,197 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,496
Series - 2021 2A (Class A)
6,793,110 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,037
Series - 2022 1A (Class A)
3,727,047 g Tesla Auto Lease Trust 0 .560 03/20/25 3,697
Series - 2021 A (Class A3)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,520
Series - 2021 A (Class A4)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,400,000 g Tesla Auto Lease Trust 1 .020% 03/20/25 $ 1,372
Series - 2021 A (Class B)
6,250,000 g Tesla Auto Lease Trust 1 .180 03/20/25 6,083
Series - 2021 A (Class C)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,339
Series - 2021 B (Class A3)
5,000,000 g Tesla Auto Lease Trust 0 .630 09/22/25 4,767
Series - 2021 B (Class A4)
6,565,482 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 6,354
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,147
Series - 2021 B (Class A4)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 424
Series - 2020 SFR1 (Class B)
13,452,474 g Vivint Colar Financing V LLC 4 .730 04/30/48 11,934
Series - 2018 1A (Class A)
4,682,601 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,614
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 228,661
OTHER MORTGAGE BACKED - 3.4%
78,826 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 70
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 7 .443 04/15/34 3,128
Series - 2021 ACEN (Class C)
2,115,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,423
Series - 2021 8 (Class A3)
5,000,000 g BANK 2 .500 10/17/52 2,829
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,326
Series - 2019 BN21 (Class C)
8,000,000 i BANK 3 .576 11/15/62 5,862
Series - 2019 BN22 (Class C)
4,940,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 3,330
Series - 2018 CHRS (Class E)
2,750,000 g BBCMS Trust 4 .798 08/10/35 2,394
Series - 2015 SRCH (Class C)
8,870,000 g,i Benchmark Mortgage Trust 4 .029 03/15/62 6,172
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,228
Series - 2022 C1 (Class 360A)
6,208,991 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 6 .390 10/15/38 5,990
Series - 2021 XL2 (Class C)
6,000,000 g,i BX Commercial Mortgage Trust SOFR 1 M + 1.840% 6 .987 01/17/39 5,879
Series - 2022 AHP (Class B)
6,000,000 g,i BX TRUST SOFR 1 M + 1.490% 6 .637 01/17/39 5,877
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .683 06/25/34 2,624
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,617
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 3 .097 11/13/39 751
Series - 2019 CPT (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .277 04/10/48 1,810
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,344
Series - 2019 GC41 (Class AS)
3,000,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 2,798
Series - 2016 CLNE (Class A)
3,740,000 g,i COMM Mortgage Trust 3 .527 10/10/29 3,470
Series - 2017 PANW (Class B)

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 g,i COMM Mortgage Trust 3 .712% 10/10/29 $ 2,772
Series - 2017 PANW (Class C)
5,120,000 g COMM Mortgage Trust 4 .353 08/10/30 4,696
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,455
Series - 2022 HC (Class C)
3,500,000 g,i COMM Mortgage Trust 4 .204 03/10/48 2,788
Series - 2015 CR22 (Class D)
1,100,000 i COMM Mortgage Trust 4 .443 05/10/48 954
Series - 2015 CR23 (Class C)
1,000,000 i COMM Mortgage Trust 4 .443 05/10/48 776
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,989
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 842
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,513
Series - 2022 HC (Class D)
2,805,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6 .967 12/25/41 2,736
Series - 2022 R01 (Class 1M2)
3,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .567 01/25/42 3,018
Series - 2022 R02 (Class 2B1)
10,555,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 10,671
Series - 2022 R04 (Class 1M2)
21,985,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 22,463
Series - 2022 R03 (Class 1M2)
4,845,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .067 04/25/42 4,832
Series - 2022 R05 (Class 2M2)
15,710,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8 .917 05/25/42 16,200
Series - 2022 R06 (Class 1M2)
18,627,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 19,719
Series - 2022 R07 (Class 1M2)
4,298,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 4,395
Series - 2022 R08 (Class 1M2)
9,020,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 9,515
Series - 2022 R09 (Class 2M2)
23,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8 .817 12/25/42 23,607
Series - 2023 R01 (Class 1M2)
15,000,000 g CPT Mortgage Trust 2 .865 11/13/39 12,106
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,244
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 3,938
Series - 2017 CALI (Class B)
3,209,759 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,596
Series - 2021 NQM8 (Class A3)
6,650,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 5,872
Series - 2017 C8 (Class 85BA)
6,100,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 5,055
Series - 2017 C8 (Class 85BB)
2,000,000 g,i CSMC Series 3 .388 10/25/59 1,725
Series - 2019 NQM1 (Class M1)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 3,904
Series - 2021 NYC (Class X)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .514 11/15/38 7,259
Series - 2021 ELP (Class C)
5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7 .312 11/15/38 4,808
Series - 2021 ELP (Class E)
519,919 g,i Flagstar Mortgage Trust 4 .013 10/25/47 457
Series - 2017 2 (Class B3)
44,372 g,i Flagstar Mortgage Trust 4 .000 09/25/48 41
Series - 2018 5 (Class A11)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,405,623 g,i Flagstar Mortgage Trust 2 .500% 04/25/51 $ 1,091
Series - 2021 2 (Class A4)
4,330,118 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,356
Series - 2021 4 (Class A21)
10,260,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 8,516
Series - 2021 P009 (Class A2)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 6,272
Series - 2022 P013 (Class A2)
6,657,830 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,057
Series - 2021 ML08 (Class ML08)
39,472,205 i Freddie Mac Multifamily ML Certificates 1 .780 11/25/37 4,855
Series - 2021 ML08 (Class XCA)
3,151,445 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,411
Series - 2021 ML08 (Class ML08)
9,975,797 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 8,933
Series - 2022 ML14 (Class A)
16,514,795 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 12,759
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .871 07/25/33 3,302
Series - 2015 Q002 (Class A2)
1,024,998 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518 09/25/35 772
Series - 2020 Q012 (Class A3)
4,578,245 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,675
Series - 2020 Q014 (Class A1)
16,520,930 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 14,224
Series - 2022 M068 (Class A)
1,735,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,634
Series - 2022 M069 (Class A)
6,030,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,851
Series - 2020 M061 (Class A)
6,115,575 Freddie Mac REMICS 3 .000 09/25/50 4,333
Series - 2021 5160 (Class ZG)
365,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 356
Series - 2021 DNA6 (Class M2)
4,600,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 4,458
Series - 2022 DNA1 (Class M2)
8,080,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 8,077
Series - 2022 DNA3 (Class M1B)
17,140,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 17,353
Series - 2022 DNA4 (Class M1B)
10,390,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8 .617 08/25/42 10,547
Series - 2022 HQA3 (Class M1B)
6,670,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8 .767 09/25/42 6,886
Series - 2022 DNA6 (Class M1B)
2,785,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9 .817 02/25/42 2,779
Series - 2022 DNA2 (Class B1)
1,325,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 5 .993 02/15/38 1,136
Series - 2021 GCT (Class A)
2,972,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 2,526
Series - 2018 GS10 (Class WLSC)
1,873,090 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 6 .290 10/15/31 1,806
Series - 2018 HART (Class A)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,685
Series - 2016 GS3 (Class AS)
830,000 i GS Mortgage Securities Trust 4 .078 11/10/49 672
Series - 2016 GS4 (Class C)
365,489 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 307
Series - 2020 PJ4 (Class A4)
724,349 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 603
Series - 2020 PJ5 (Class A4)

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,011,644 g,i GS Mortgage-Backed Securities Corp Trust 2 .500% 05/25/51 $ 784
Series - 2020 PJ6 (Class A4)
66,022,858 g,i GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 462
Series - 2021 PJ3 (Class AX1)
5,552,335 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,311
Series - 2021 PJ5 (Class A4)
4,908,917 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,961
Series - 2022 PJ2 (Class A36)
2,343,759 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,891
Series - 2022 PJ4 (Class A36)
410,228 g,i GS Mortgage-Backed Securities Trust 3 .632 05/25/50 339
Series - 2020 PJ1 (Class B2)
1,125,664 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 873
Series - 2021 PJ2 (Class A4)
8,198,805 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,406
Series - 2021 PJ6 (Class A4)
10,446,568 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,098
Series - 2021 PJ7 (Class A4)
4,737,383 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,672
Series - 2021 PJ8 (Class A4)
2,540,497 g,i GS Mortgage-Backed Securities Trust 2 .713 01/25/52 1,873
Series - 2021 PJ7 (Class B2)
4,620,254 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,581
Series - 2021 PJ10 (Class A4)
2,883,741 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,460
Series - 2022 PJ1 (Class A8)
2,129,270 g,i GS Mortgage-Backed Securities Trust 2 .823 05/28/52 1,626
Series - 2022 PJ1 (Class B2)
5,360,535 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,326
Series - 2022 PJ5 (Class A36)
3,032,064 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,454
Series - 2022 PJ6 (Class A24)
5,931,700 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 5,023
Series - 2023 PJ1 (Class A24)
583,534 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .777 08/19/45 536
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,396
Series - 2016 10HY (Class A)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 4,423
Series - 2016 10HY (Class B)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 4,355
Series - 2016 10HY (Class C)
7,000,000 g Hudson Yards Mortgage Trust 3 .228 07/10/39 6,025
Series - 2019 30HY (Class A)
4,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 2,899
Series - 2019 55HY (Class D)
7,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 4,822
Series - 2019 55HY (Class E)
122,685 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .810 03/25/35 115
Series - 2004 11 (Class 2A1)
480,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 398
Series - 2020 NQM1 (Class M1)
1,700,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 6 .964 10/15/33 1,493
Series - 2020 609M (Class B)
2,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 2.170% 7 .364 10/15/33 1,694
Series - 2020 609M (Class C)
1,491,897 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .191 12/25/44 1,417
Series - 2015 1 (Class B1)
80,303 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 72
Series - 2015 3 (Class A19)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 433,430 g,i JP Morgan Mortgage Trust 3 .500% 10/25/45 $ 389
Series - 2015 6 (Class A13)
200,243 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 177
Series - 2016 1 (Class A13)
221,904 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 196
Series - 2017 2 (Class A13)
301,957 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 261
Series - 2018 3 (Class A13)
244,587 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 213
Series - 2018 4 (Class A13)
849,459 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 730
Series - 2018 5 (Class A13)
829,810 g,i JP Morgan Mortgage Trust 3 .356 10/26/48 795
Series - 2017 5 (Class A2)
90,000 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 83
Series - 2018 8 (Class A13)
197,987 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 181
Series - 2018 9 (Class A13)
28,093 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 26
Series - 2019 1 (Class A3)
182,265 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 168
Series - 2019 1 (Class A15)
420,888 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 407
Series - 2019 INV1 (Class A11)
1,563,365 g,i JP Morgan Mortgage Trust 3 .833 06/25/50 1,321
Series - 2020 1 (Class B2)
21,144,698 g,i JP Morgan Mortgage Trust 0 .143 07/25/51 144
Series - 2021 3 (Class AX1)
15,044,726 g,i JP Morgan Mortgage Trust 0 .132 08/25/51 95
Series - 2021 4 (Class AX1)
1,667,805 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,273
Series - 2021 4 (Class B2)
28,777,903 g,i JP Morgan Mortgage Trust 0 .137 10/25/51 187
Series - 2021 6 (Class AX1)
3,215,973 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,497
Series - 2021 6 (Class A15)
2,240,461 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,739
Series - 2021 7 (Class A15)
2,846,850 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,210
Series - 2021 8 (Class A15)
1,207,867 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 936
Series - 2021 10 (Class A15)
4,004,619 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,104
Series - 2021 11 (Class A15)
1,110,994 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 861
Series - 2021 12 (Class A15)
1,836,642 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,424
Series - 2021 14 (Class A15)
1,202,103 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 913
Series - 2021 LTV2 (Class A3)
5,832,614 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,521
Series - 2021 15 (Class A15)
6,500,366 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,039
Series - 2022 1 (Class A15)
9,999,000 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 8,372
Series - 2022 LTV1 (Class A1)
9,999,604 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 8,069
Series - 2022 3 (Class A25)
6,988,623 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,657
Series - 2022 2 (Class A25)
6,388,152 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,385
Series - 2022 LTV2 (Class A6)

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,220,443 g,i JP Morgan Mortgage Trust 3 .000% 10/25/52 $ 4,226
Series - 2022 4 (Class A17A)
4,686,747 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,794
Series - 2022 6 (Class A17A)
3,330,481 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,696
Series - 2022 7 (Class 1A17)
428,610 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 400
Series - 2023 1 (Class A15A)
2,933,595 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 2,797
Series - 2023 1 (Class A15B)
5,000,000 g Liberty Street Trust 3 .597 02/10/36 4,484
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,681
Series - 2017 330M (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .478 08/15/34 3,407
Series - 2017 330M (Class B)
2,000,000 g,i Manhattan West 2 .413 09/10/39 1,654
Series - 2020 1MW (Class C)
2,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 1,709
Series - 2020 1MW (Class A)
2,169,000 g,i Menora Mivtachim Holdings Ltd 4 .070 02/17/55 1,170
Series - 2022 C1 (Class 360D)
132,584 i Morgan Stanley Capital I Trust 6 .282 12/12/49 56
Series - 2007 IQ16 (Class AJFX)
923,769 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 793
Series - 2021 4 (Class A4)
3,804,578 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,949
Series - 2021 5 (Class A9)
2,840,439 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,438
Series - 2021 6 (Class A4)
2,467,917 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,913
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .427 07/11/39 2,558
Series - 2017 712F (Class A)
5,750,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 5,416
Series - 2019 MILE (Class A)
6,750,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .026 07/15/36 6,192
Series - 2019 MILE (Class B)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .426 07/15/36 3,827
Series - 2019 MILE (Class C)
9,800,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8 .726 07/15/36 8,095
Series - 2019 MILE (Class E)
1,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .476 07/15/36 1,103
Series - 2019 MILE (Class F)
460,073 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 416
Series - 2019 NQM4 (Class A3)
470,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 373
Series - 2019 NQM4 (Class M1)
40,269 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .630 02/25/36 39
Series - 2005 3 (Class A1)
5,137,307 g,i OBX Trust 2 .500 07/25/51 3,982
Series - 2021 J2 (Class A19)
322,101 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 306
Series - 2018 1 (Class A2)
1,568,158 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,217
Series - 2021 1 (Class A19)
1,829,100 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,684
Series - 2022 1 (Class A1)
11,800,000 g One Bryant Park Trust 2 .516 09/15/54 9,609
Series - 2019 OBP (Class A)
4,699,000 g One Market Plaza Trust 3 .614 02/10/32 4,350
Series - 2017 1MKT (Class A)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 g One Market Plaza Trust 3 .845% 02/10/32 $ 896
Series - 2017 1MKT (Class B)
2,000,000 g One Market Plaza Trust 4 .146 02/10/32 1,665
Series - 2017 1MKT (Class D)
5,002,915 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,878
Series - 2021 4 (Class A21)
6,952,852 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,414
Series - 2022 2 (Class A22)
5,306,931 g,i RCKT Mortgage Trust 3 .500 06/25/52 4,461
Series - 2022 4 (Class A22)
429,621 g,i Sequoia Mortgage Trust 3 .500 05/25/45 385
Series - 2015 2 (Class A1)
189,131 g,i Sequoia Mortgage Trust 3 .500 06/25/46 168
Series - 2016 1 (Class A19)
651,026 g,i Sequoia Mortgage Trust 3 .726 09/25/47 589
Series - 2017 6 (Class B1)
11,680 g,i Sequoia Mortgage Trust 4 .000 09/25/48 11
Series - 2018 7 (Class A19)
73,225 g,i Sequoia Mortgage Trust 4 .000 06/25/49 67
Series - 2019 2 (Class A19)
182,429 g,i Sequoia Mortgage Trust 3 .500 12/25/49 162
Series - 2019 5 (Class A19)
1,428,909 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,187
Series - 2020 3 (Class A19)
2,936,941 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,280
Series - 2021 4 (Class A19)
275,856 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 243
Series - 2017 2 (Class A1)
78,068,000 g,i SLG Office Trust 0 .258 07/15/41 1,193
Series - 2021 OVA (Class X)
58,931 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .783 02/25/48 55
Series - 2018 SPI1 (Class M2)
74,055 g,i STACR 3 .833 05/25/48 70
Series - 2018 SPI2 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 6 .450 11/15/36 1,101
Series - 2021 LIH (Class AS)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,102
Series - 2022 BVUE (Class A)
982,000 g,i Verus Securitization Trust 3 .207 11/25/59 857
Series - 2019 4 (Class M1)
437,595 g Verus Securitization Trust 1 .733 05/25/65 396
Series - 2020 5 (Class A3)
2,578,338 g,i Verus Securitization Trust 2 .240 10/25/66 2,105
Series - 2021 7 (Class A3)
53,206 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 50
Series - 2019 2 (Class A17)
443,466 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 370
Series - 2020 4 (Class A17)
6,900,305 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,349
Series - 2021 2 (Class A17)
2,401,561 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,862
Series - 2022 2 (Class A18)
145,780 g,i WinWater Mortgage Loan Trust 3 .919 06/20/44 121
Series - 2014 1 (Class B4)
3,411,131 g,i Woodward Capital Management 3 .000 05/25/52 2,761
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 672,390
TOTAL STRUCTURED ASSETS 901,051
(Cost $1,026,570)

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 59.7%
AUTOMOBILES & COMPONENTS - 1.6%
261,171 * American Axle & Manufacturing Holdings, Inc $ 2,160
153,429 * Aptiv plc 15,663
160,399 Bayerische Motoren Werke AG. 19,730
71,908 Bayerische Motoren Werke AG. (Preference) 8,194
290,800 e Bridgestone Corp 11,946
482,149 Cie Generale des Etablissements Michelin S.C.A 14,263
305,758 Daimler AG. (Registered) 24,611
101,818 Dr ING hc F Porsche AG. 12,649
649,900 Honda Motor Co Ltd 19,688
246,308 Magna International, Inc 13,905
9,447 * Modine Manufacturing Co 312
879 * Rivian Automotive, Inc 15
636,872 * Tesla, Inc 166,714
251,176 Valeo S.A. 5,398
823 e Yamaha Motor Co Ltd 24
TOTAL AUTOMOBILES & COMPONENTS 315,272
BANKS - 2.7%
2,364 Ameris Bancorp 81
1,284,259 Australia & New Zealand Banking Group Ltd 20,329
2,672,416 Banco Bilbao Vizcaya Argentaria S.A. 20,531
1,485,611 Bank Hapoalim Ltd 12,251
264,477 Bank of Montreal 23,885
449,871 e Bank of Nova Scotia 22,508
65,681 e Bank OZK 2,638
2,405 Banner Corp 105
56,868 Berkshire Hills Bancorp, Inc 1,179
3,985,500 BOC Hong Kong Holdings Ltd 12,209
1,840 Cadence BanCorp 36
6,038 e Camden National Corp 187
422,283 e Canadian Imperial Bank of Commerce 18,029
1,156,422 Citigroup, Inc 53,242
1,366 Citizens Financial Group, Inc 36
2,120 Columbia Banking System, Inc 43
823 e Commerce Bancshares, Inc 40
889 Community Trust Bancorp, Inc 32
124,729 DNB Bank ASA 2,332
242,638 Erste Bank der Oesterreichischen Sparkassen AG. 8,511
7,030 First Busey Corp 141
1,019 Glacier Bancorp, Inc 32
1,984 Hancock Whitney Corp 76
808,000 Hang Seng Bank Ltd 11,519
4,964 e Heritage Financial Corp 80
19,873 HomeStreet, Inc 118
5,415,590 HSBC Holdings plc 42,880
381,375 e Huntington Bancshares, Inc 4,111
7,462,698 Intesa Sanpaolo S.p.A. 19,565
341,451 JPMorgan Chase & Co 49,661
203,580 KBC Groep NV 14,210
2,557 Keycorp 24
1,148,400 Mizuho Financial Group, Inc 17,554
30,945 National Bank Holdings Corp 899
138,079 National Bank of Canada 10,287
9,051 Old National Bancorp 126
1,766,267 Oversea-Chinese Banking Corp 16,068
287,428 PNC Financial Services Group, Inc 36,202

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
949,057 e Regions Financial Corp $ 16,912
1,643,600 Resona Holdings, Inc 7,869
569,386 Societe Generale 14,808
1,818,618 Standard Chartered plc 15,822
313,100 Sumitomo Mitsui Trust Holdings, Inc 11,107
1,397,582 Svenska Handelsbanken AB 11,701
2,226 * Texas Capital Bancshares, Inc 115
20,196 * The Bancorp, Inc 659
544,559 Toronto-Dominion Bank 33,753
4,787 e Trico Bancshares 159
527,068 Truist Financial Corp 15,996
2,114 UMB Financial Corp 129
18,027 e Univest Financial Corp 326
2,021 Westamerica Bancorporation 77
1,110 Wintrust Financial Corp 81
TOTAL BANKS 551,271
CAPITAL GOODS - 4.3%
477,680 3M Co 47,811
362 A.O. Smith Corp 26
588,895 ABB Ltd 23,168
790 Acuity Brands, Inc 129
247 Allegion plc 30
181,708 Ashtead Group plc 12,598
510,377 Assa Abloy AB 12,268
1,169,208 Atlas Copco AB 16,880
1,130,260 Atlas Copco AB 14,093
68,467 * Axon Enterprise, Inc 13,359
688 * Beacon Roofing Supply, Inc 57
11,104 *,e Bloom Energy Corp 182
272,149 Bouygues S.A. 9,142
39,132 Brenntag AG. 3,053
393,057 * CAE, Inc 8,797
343,473 Carrier Global Corp 17,074
266,952 Caterpillar, Inc 65,684
837,871 CNH Industrial NV 12,084
50,104 Cummins, Inc 12,284
82,171 Curtiss-Wright Corp 15,092
900 Daifuku Co Ltd 19
81,100 Daikin Industries Ltd 16,618
92,545 DCC plc 5,177
149,708 Deere & Co 60,660
396 Dover Corp 58
251,414 Eaton Corp 50,559
98,775 Eiffage S.A. 10,313
1,733 EMCOR Group, Inc 320
68,952 Emerson Electric Co 6,233
1,823 Epiroc AB 35
46,955 Fanuc Ltd 1,648
166,626 Fastenal Co 9,829
576 Ferguson plc 91
136,688 Fortive Corp 10,220
1,653 Fortune Brands Home & Security, Inc 119
4,591 Geberit AG. 2,406
48,629 * Generac Holdings, Inc 7,252
151,824 * Great Lakes Dredge & Dock Corp 1,239
180,585 Hexcel Corp 13,728
1,155 e Husqvarna AB (B Shares) 10
2,459 IDEX Corp 529
221,971 Illinois Tool Works, Inc 55,528
1,115 Ingersoll Rand, Inc 73
399,019 Johnson Controls International plc 27,189

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,076,270 Keppel Corp Ltd $ 5,356
346,500 Komatsu Ltd 9,372
282,335 * Kratos Defense & Security Solutions, Inc 4,049
383,900 Kubota Corp 5,620
289 Kurita Water Industries Ltd 11
157,677 Legrand S.A. 15,642
86 Lennox International, Inc 28
794 LIXIL Group Corp 10
14,172 Luxfer Holdings plc 202
50,237 * Manitowoc Co, Inc 946
874,400 Marubeni Corp 14,903
240,083 Masco Corp 13,776
109,661 * Mercury Systems, Inc 3,793
352,300 Mitsui & Co Ltd 13,334
9,935 Moog, Inc (Class A) 1,077
13,816 * MYR Group, Inc 1,911
658 NGK Insulators Ltd 8
129,447 Nibe Industrier AB 1,231
333,800 Obayashi Corp 2,887
9,277 Owens Corning, Inc 1,211
129,844 PACCAR, Inc 10,861
455 Pentair plc 29
60,083 * Proto Labs, Inc 2,101
30,911 Quanta Services, Inc 6,072
54,457 Rockwell Automation, Inc 17,941
4,744 Rush Enterprises, Inc (Class A) 288
127,111 Sandvik AB 2,482
170,258 Schneider Electric S.A. 30,932
47,938,119 * SembCorp Marine Ltd 4,446
355,600 Shimizu Corp 2,251
215,072 Siemens AG. 35,853
18,061 SKF AB (B Shares) 315
13,039 Snap-On, Inc 3,758
227 Toromont Industries Ltd 19
392 Toto Ltd 12
97,637 Trane Technologies plc 18,674
146,892 * Triumph Group, Inc 1,817
42,687 United Rentals, Inc 19,012
24,341 * Vectrus, Inc 1,206
229,354 Vestas Wind Systems A.S. 6,098
697,434 Volvo AB (B Shares) 14,433
18,507 W.W. Grainger, Inc 14,594
1,964 Wabash National Corp 50
295,210 Wartsila Oyj (B Shares) 3,329
50,826 Woodward Inc 6,044
40,621 e WSP Global, Inc 5,367
49,681 Xylem, Inc 5,595
700 Yaskawa Electric Corp 32
TOTAL CAPITAL GOODS 872,642
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
834 ABM Industries, Inc 36
33,977 ACCO Brands Corp 177
1,000 * ASGN Inc 76
258,308 Automatic Data Processing, Inc 56,774
372 Booz Allen Hamilton Holding Co 41
3,969 Brambles Ltd 38
349,061 Bureau Veritas S.A. 9,576
274,481 Computershare Ltd 4,284
526,086 * Copart, Inc 47,984
36,582 CSG Systems International, Inc 1,929
614 Dai Nippon Printing Co Ltd 17

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
37,415 * ExlService Holdings, Inc $ 5,652
50,199 * FTI Consulting, Inc 9,548
5,059 Heidrick & Struggles International, Inc 134
44,488 Intertek Group plc 2,412
188,119 * KAR Auction Services, Inc 2,863
45,168 Kelly Services, Inc (Class A) 795
50,425 * Liquidity Services, Inc 832
37,996 Randstad Holdings NV 2,004
29,564 RB Global, Inc 1,774
288,600 Recruit Holdings Co Ltd 9,211
695,611 RELX plc 23,206
62,095 Robert Half International, Inc 4,671
97,700 SGS S.A. 9,242
42,233 Teleperformance 7,085
106,907 e Thomson Reuters Corp 14,434
166,652 TransUnion 13,054
2,948 * TriNet Group, Inc 280
19,721 Verisk Analytics, Inc 4,458
202,378 Waste Management, Inc 35,096
30,531 Wolters Kluwer NV 3,877
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 271,560
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
45,506 * 1-800-FLOWERS.COM, Inc (Class A) 355
355 Advance Auto Parts, Inc 25
1,750,367 * Amazon.com, Inc 228,178
568 * AutoZone, Inc 1,416
621 Best Buy Co, Inc 51
184 * Burlington Stores, Inc 29
158 Canadian Tire Corp Ltd 22
2,874 * CarMax, Inc 241
28,621 Dieteren S.A. 5,065
34,769 Dollarama, Inc 2,355
555,373 eBay, Inc 24,820
41,100 Fast Retailing Co Ltd 10,541
8,815 * Five Below, Inc 1,732
29,570 * Genesco, Inc 740
679 Genuine Parts Co 115
289,675 e Hennes & Mauritz AB (B Shares) 4,982
331,159 Home Depot, Inc 102,871
502,909 Industria De Diseno Textil S.A. 19,507
5,813 Kingfisher plc 17
109,818 LKQ Corp 6,399
302,482 Lowe's Companies, Inc 68,270
44,620 * MarineMax, Inc 1,524
370 * MercadoLibre, Inc 438
366 Next plc 32
4,853 Pool Corp 1,818
300,443 Prosus NV 22,003
1,746 * Sally Beauty Holdings, Inc 22
34,896 Shoe Carnival, Inc 819
650,767 TJX Companies, Inc 55,179
21,945 Tractor Supply Co 4,852
186,836 Wesfarmers Ltd 6,160
1,197 Winmark Corp 398
19,020 *,g Zalando SE 548
20,869 * Zumiez, Inc 348
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 571,872
CONSUMER DURABLES & APPAREL - 0.9%
74,165 Adidas-Salomon AG. 14,398
385,655 Barratt Developments plc 2,027

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,119 Berkeley Group Holdings plc $ 3,396
308,453 Burberry Group plc 8,323
33,385 * Crocs, Inc 3,754
9,091 * Deckers Outdoor Corp 4,797
524 Gildan Activewear, Inc 17
58,468 * GoPro, Inc 242
55,526 * Green Brick Partners, Inc 3,154
804 Hasbro, Inc 52
11,571 Hermes International 25,152
32,983 * iRobot Corp 1,492
33,819 Kering 18,675
18,915 * Lovesac Co 510
37,921 * Lululemon Athletica, Inc 14,353
156,205 Moncler S.p.A 10,807
2,173 * NVR, Inc 13,800
1,300,600 Panasonic Corp 15,948
262 Pandora AS 23
880 Persimmon PLC 11
714 Pulte Homes, Inc 55
18,601 Puma AG. Rudolf Dassler Sport 1,121
2,388 PVH Corp 203
1,026 Sekisui Chemical Co Ltd 15
237,400 Sekisui House Ltd 4,795
178,782 * Sonos, Inc 2,920
364,500 Sony Corp 32,903
1,076,998 Taylor Wimpey plc 1,407
77,585 *,e Traeger, Inc 330
2,785 VF Corp 53
389 Yamaha Corp 15
TOTAL CONSUMER DURABLES & APPAREL 184,748
CONSUMER SERVICES - 1.4%
223,772 Accor S.A. 8,327
38,630 ADT, Inc 233
205,465 * Amadeus IT Holding S.A. 15,646
21,578 * Booking Holdings, Inc 58,268
46,693 * Bright Horizons Family Solutions 4,317
33,285 Carriage Services, Inc 1,081
711,559 Compass Group plc 19,926
93,670 * Dave & Buster's Entertainment, Inc 4,174
318,195 Hilton Worldwide Holdings, Inc 46,313
575 IDP Education Ltd 9
109,464 InterContinental Hotels Group plc 7,567
253,459 *,g Just Eat Takeaway.com NV 3,885
489,500 Oriental Land Co Ltd 19,084
36,334 * Planet Fitness, Inc 2,450
3,541 * Shake Shack, Inc 275
97,286 * Six Flags Entertainment Corp 2,527
572,836 Starbucks Corp 56,745
26,591 Vail Resorts, Inc 6,695
129,335 Whitbread plc 5,567
25,481 Wingstop, Inc 5,100
78,946 Yum! Brands, Inc 10,938
TOTAL CONSUMER SERVICES 279,127
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
232,500 Aeon Co Ltd 4,761
361,939 Alimentation Couche-Tard, Inc 18,559
238,369 * BJ's Wholesale Club Holdings, Inc 15,020
818,506 Coles Group Ltd 10,050
1,743,514 J Sainsbury plc 5,960
752 Kesko Oyj (B Shares) 14

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,063 Kroger Co $ 238
119,364 Metro, Inc 6,741
109,854 * Performance Food Group Co 6,618
51,446 Pricesmart, Inc 3,810
81,987 SpartanNash Co 1,846
225,859 * Sprouts Farmers Market, Inc 8,296
306,151 Target Corp 40,381
123,985 * United Natural Foods, Inc 2,424
346,315 * US Foods Holding Corp 15,238
649,626 Woolworths Ltd 17,213
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 157,169
ENERGY - 2.9%
361,423 Antero Midstream Corp 4,193
184,095 APA Corp 6,291
245,584 e ARC Resources Ltd 3,276
357,321 Baker Hughes Co 11,295
731,836 Cenovus Energy, Inc (Toronto) 12,430
3,725 ChampionX Corp 116
172,441 Cheniere Energy, Inc 26,273
287,340 Chevron Corp 45,213
235,164 * Clean Energy Fuels Corp 1,166
584,663 ConocoPhillips 60,577
2,773 Delek US Holdings, Inc 66
207,712 Devon Energy Corp 10,041
26,007 * DMC Global, Inc 462
52,213 * Dril-Quip, Inc 1,215
691,684 Enbridge, Inc 25,709
251,980 EOG Resources, Inc 28,837
288,575 EQT Corp 11,869
416,218 Equinor ASA 12,120
584,895 Galp Energia SGPS S.A. 6,835
1,424 Halliburton Co 47
134,424 Hess Corp 18,275
212,089 e Imperial Oil Ltd 10,851
202,500 Inpex Holdings, Inc 2,225
6,419 Keyera Corp 148
1,332,221 Kinder Morgan, Inc 22,941
945,307 * Kosmos Energy Ltd 5,662
1,874 Marathon Oil Corp 43
146,797 Marathon Petroleum Corp 17,117
335,595 Neste Oil Oyj 12,921
432,982 NOV, Inc 6,945
5,830 * Oceaneering International, Inc 109
114,033 OMV AG. 4,842
26,543 ONEOK, Inc 1,638
21,024 Ovintiv, Inc 800
170,132 e Parkland Corp 4,238
182,711 Pembina Pipeline Income Fund 5,744
1,331 Phillips 66 127
113,059 Pioneer Natural Resources Co 23,424
637,441 Schlumberger Ltd 31,311
1,290,892 Shell plc 38,509
636,487 * Southwestern Energy Co 3,825
522,200 Suncor Energy, Inc 15,318
660,791 Total S.A. 37,932
219,246 Valero Energy Corp 25,718
80,303 * Weatherford International Ltd 5,334
742,877 Woodside Energy Group Ltd 17,184
TOTAL ENERGY 581,212

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
265,991 American Tower Corp $ 51,586
817 Boston Properties, Inc 47
545,111 British Land Co plc 2,102
63,675 Brixmor Property Group, Inc 1,401
2,405,177 CapitaMall Trust 3,408
71,293 Crown Castle International Corp 8,123
2,975 Dexus Property Group 15
401,487 DiamondRock Hospitality Co 3,216
784 Digital Realty Trust, Inc 89
11,518 e Douglas Emmett, Inc 145
50,715 Equinix, Inc 39,758
46,383 First Industrial Realty Trust, Inc 2,442
57,512 Fonciere Des Regions 2,717
49,237 Gecina S.A. 5,253
952,831 Goodman Group 12,809
688,636 GPT Group 1,905
284,985 Healthpeak Properties Inc 5,728
945 Iron Mountain, Inc 54
7,120 e iStar, Inc 169
4,380 Kilroy Realty Corp 132
260,991 Klepierre 6,484
204,332 Macerich Co 2,303
1,050,750 Mirvac Group 1,587
354,372 Park Hotels & Resorts, Inc 4,543
7,536 PotlatchDeltic Corp 398
448,865 Prologis, Inc 55,044
298 SBA Communications Corp 69
150,858 Scentre Group 267
151,016 Segro plc 1,377
6,604 Stockland Trust Group 18
143,502 *,e Unibail-Rodamco-Westfield 7,569
190,252 Vicinity Centres 234
248,605 Welltower, Inc 20,110
328,524 Weyerhaeuser Co 11,009
63,158 Xenia Hotels & Resorts, Inc 777
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 252,888
FINANCIAL SERVICES - 4.5%
622,432 3i Group plc 15,428
3,076 Ally Financial, Inc 83
351,995 American Express Co 61,317
85,577 Ameriprise Financial, Inc 28,425
6,128 Annaly Capital Management, Inc 123
536 Australian Stock Exchange Ltd 23
703,028 Bank of New York Mellon Corp 31,299
85,968 BlackRock, Inc 59,416
84,822 Deutsche Boerse AG. 15,659
249,734 Discover Financial Services 29,181
51,668 Eurazeo 3,638
11,976 Factset Research Systems, Inc 4,798
411,237 Fidelity National Information Services, Inc 22,495
3,347 Franklin Resources, Inc 89
180,647 Goldman Sachs Group, Inc 58,266
10,629 * Green Dot Corp 199
334,646 Hong Kong Exchanges and Clearing Ltd 12,679
467,031 Intercontinental Exchange Group, Inc 52,812
1,416 Invesco Ltd 24
190,978 * Kinnevik AB 2,649
166,684 London Stock Exchange Group plc 17,741
221 LPL Financial Holdings, Inc 48
147,247 Macquarie Group Ltd 17,521

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
260 MarketAxess Holdings, Inc $ 68
271,663 Mastercard, Inc (Class A) 106,845
109,117 Moody's Corp 37,942
683,832 Morgan Stanley 58,399
17,431 * Mr Cooper Group, Inc 883
96,535 Nasdaq Inc 4,812
2,220,800 * Nomura Holdings, Inc 8,467
64,759 Northern Trust Corp 4,801
654,090 ORIX Corp 11,928
531,078 * PayPal Holdings, Inc 35,439
5,978 * PRA Group, Inc 137
2,150 * PROG Holdings, Inc 69
170,630 S&P Global, Inc 68,404
656,988 Schroders plc 3,655
2,200 Singapore Exchange Ltd 16
96,869 St. James's Place plc 1,340
2,388,396 Standard Life Aberdeen plc 6,632
171,253 State Street Corp 12,532
1,437 Synchrony Financial 49
91,231 T Rowe Price Group, Inc 10,220
6,965 TFS Financial Corp 88
770 TMX Group Ltd 17
1,165,291 UBS Group AG 23,619
233,017 Visa, Inc (Class A) 55,337
35,477 Voya Financial, Inc 2,544
32,327 Wendel 3,320
68,702 * WEX, Inc 12,509
TOTAL FINANCIAL SERVICES 903,985
FOOD, BEVERAGE & TOBACCO - 2.3%
358,263 Ajinomoto Co, Inc 14,272
99,513 Archer-Daniels-Midland Co 7,519
1,758 Bunge Ltd 166
70,181 Campbell Soup Co 3,208
1,365,683 Coca-Cola Co 82,241
197,958 * Coca-Cola European Partners plc (Class A) 12,754
241,442 Coca-Cola HBC AG. 7,202
1,330 ConAgra Brands, Inc 45
299,991 Danone 18,385
15,327 * Darling International, Inc 978
52,370 Fresh Del Monte Produce, Inc 1,346
566,776 General Mills, Inc 43,472
2,360 * Hain Celestial Group, Inc 30
291,526 Hormel Foods Corp 11,725
185,284 Kellogg Co 12,488
132,763 Kerry Group plc (Class A) 12,958
2,155 Keurig Dr Pepper, Inc 67
173,000 Kikkoman Corp 9,880
264,822 Lamb Weston Holdings, Inc 30,441
100,963 McCormick & Co, Inc 8,807
116,254 Mowi ASA 1,845
648,894 Nestle S.A. 78,057
74,000 Nissin Food Products Co Ltd 6,119
304,982 Orkla ASA 2,193
477,402 PepsiCo, Inc 88,424
170,400 e Suntory Beverage & Food Ltd 6,177
12,328 * TreeHouse Foods, Inc 621
16,271 * Vital Farms, Inc 195
2,330,714 Wilmar International Ltd 6,566
TOTAL FOOD, BEVERAGE & TOBACCO 468,181

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
138,102 * Accolade, Inc $ 1,860
71,383 * Allscripts Healthcare Solutions, Inc 899
149,137 Amplifon S.p.A. 5,470
70,373 * Angiodynamics, Inc 734
8,730 * AtriCure, Inc 431
1,376 Baxter International, Inc 63
50,260 BioMerieux 5,277
381,856 *,e Brookdale Senior Living, Inc 1,611
48,831 Carl Zeiss Meditec AG. 5,281
46,122 * Castle Biosciences, Inc 633
354,493 * Cerus Corp 872
117,968 Cigna Corp 33,102
23,683 Cochlear Ltd 3,628
72,282 Coloplast AS 9,045
72,482 *,e CryoLife, Inc 1,246
188 * DaVita, Inc 19
22,351 * Demant A.S. 946
254,738 * Dexcom, Inc 32,736
45,242 Ebos Group Ltd 1,022
519,344 * Edwards Lifesciences Corp 48,990
127,969 Elevance Health, Inc 56,855
119,837 * Enhabit, Inc 1,378
195,620 * Envista Holdings Corp 6,620
44,000 *,e Fulgent Genetics, Inc 1,629
13,596 * Globus Medical, Inc 810
141,024 HCA Healthcare, Inc 42,798
113,131 * Health Catalyst, Inc 1,414
25,660 * Henry Schein, Inc 2,081
130,193 * Hologic, Inc 10,542
104,900 * Hoya Corp 12,553
69,703 * IDEXX Laboratories, Inc 35,007
527 * Insulet Corp 152
53,833 Laboratory Corp of America Holdings 12,992
34,725 LeMaitre Vascular, Inc 2,336
8,932 * LivaNova plc 459
49,253 * Merit Medical Systems, Inc 4,120
161 * Molina Healthcare, Inc 49
179,941 * NeoGenomics, Inc 2,892
76,842 * Nevro Corp 1,953
125,684 * NextGen Healthcare, Inc 2,039
257 * Novocure Ltd 11
96,761 * Omnicell, Inc 7,128
832,141 *,e Opko Health, Inc 1,806
112,552 * OraSure Technologies, Inc 564
69,413 * Orthofix Medical Inc 1,254
111,047 * Outset Medical, Inc 2,429
16,134 * Pennant Group, Inc 198
17,940 * Penumbra, Inc 6,172
2,830 Premier, Inc 78
72,016 * Pulmonx Corp 944
31,912 Quest Diagnostics, Inc 4,486
166,198 Ramsay Health Care Ltd 6,244
96,714 Resmed, Inc 21,132
1,485 * Shockwave Medical Inc 424
53,146 * SI-BONE, Inc 1,434
212,936 Sonic Healthcare Ltd 5,064
47,094 Sonova Holdings AG 12,566
24,596 * Staar Surgical Co 1,293
38,565 e STERIS plc 8,676
62,900 Sysmex Corp 4,308
53,992 * Teladoc, Inc 1,367

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
215,686 Terumo Corp $ 6,870
14,134 * UFP Technologies, Inc 2,740
177,457 UnitedHealth Group, Inc 85,293
TOTAL HEALTH CARE EQUIPMENT & SERVICES 535,025
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
672 Church & Dwight Co, Inc 67
589 Clorox Co 94
364,975 Colgate-Palmolive Co 28,118
340,276 Essity AB 9,062
32,460 Henkel KGaA 2,285
42,864 Henkel KGaA (Preference) 3,428
172,700 e Kao Corp 6,267
77,188 Kimberly-Clark Corp 10,657
72,501 L'Oreal S.A. 33,820
727,158 Procter & Gamble Co 110,339
193,300 Shiseido Co Ltd 8,762
138,700 Uni-Charm Corp 5,158
688,144 Unilever plc 35,834
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 253,891
INSURANCE - 1.9%
1,969,389 Aegon NV 9,997
2,579,000 AIA Group Ltd 26,194
129,038 Allianz AG. 30,056
728,290 Assicurazioni Generali S.p.A. 14,811
147 Assurant, Inc 18
732,190 AXA S.A. 21,637
1,011,836 * Genworth Financial, Inc (Class A) 5,059
914 Hartford Financial Services Group, Inc 66
1,068 Insurance Australia Group Ltd 4
4,265,379 Legal & General Group plc 12,350
313,672 Marsh & McLennan Cos, Inc 58,995
82,300 MS&AD Insurance Group Holdings Inc 2,914
37,587 Muenchener Rueckver AG. 14,111
225,357 NN Group NV 8,342
720 Principal Financial Group 55
345,252 Progressive Corp 45,701
375,640 Prudential Financial, Inc 33,139
305,354 QBE Insurance Group Ltd 3,188
149,200 Sompo Holdings, Inc 6,695
77,096 Sun Life Financial, Inc 4,019
20,793 Swiss Life Holding 12,178
121,443 Swiss Re Ltd 12,237
99,600 Tokio Marine Holdings, Inc 2,296
180,162 Travelers Cos, Inc 31,287
49,200 Zurich Insurance Group AG 23,404
TOTAL INSURANCE 378,753
MATERIALS - 2.7%
148,430 Agnico-Eagle Mines Ltd 7,412
502 Akzo Nobel NV 41
30,175 * Allegheny Technologies, Inc 1,335
19,088 Amcor plc 191
357,199 Anglo American plc 10,171
478,842 Antofagasta plc 8,905
12,214 Aptargroup, Inc 1,415
480,800 Asahi Kasei Corp 3,256
487,866 Ball Corp 28,399
220,460 BlueScope Steel Ltd 3,034
274,151 Boliden AB 7,944
290 Chr Hansen Holding A/S 20

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,486 Clariant AG. $ 1,497
19,088 * Coeur Mining, Inc 54
1,679 Compass Minerals International, Inc 57
72,576 g Covestro AG. 3,776
349,511 CRH plc 19,282
41,736 Croda International plc 2,984
45,775 * Danube AG. 4,926
38,143 *,e Diversey Holdings Ltd 320
137,890 Dow, Inc 7,344
272,893 Ecolab, Inc 50,946
116,733 Endeavour Mining plc 2,803
176,670 Evonik Industries AG. 3,366
1,040,316 Fortescue Metals Group Ltd 15,437
56,667 Franco-Nevada Corp 8,077
3,439 Givaudan S.A. 11,407
114,550 HeidelbergCement AG. 9,420
111,533 Holcim Ltd 7,518
37,584 Holmen AB 1,351
190,067 Independence Group NL 1,940
79,860 International Flavors & Fragrances, Inc 6,356
1,576 International Paper Co 50
1,233 James Hardie Industries NV 33
309,800 JFE Holdings, Inc 4,429
11,455 Johnson Matthey plc 254
214,890 JSR Corp 6,175
50,247 Koppers Holdings, Inc 1,713
204,097 Linde plc 77,777
21,361 Martin Marietta Materials, Inc 9,862
181,711 Mineral Resources Ltd 8,703
306,342 Mitsubishi Chemical Holdings Corp 1,843
602 Mitsui Chemicals, Inc 18
158,819 Mondi plc 2,423
605,266 Newcrest Mining Ltd 10,797
535,566 Newmont Goldcorp Corp 22,847
735,500 Nippon Paint Co Ltd 6,087
89,700 Nitto Denko Corp 6,658
1,499,635 Norsk Hydro ASA 8,940
375,868 Northern Star Resources Ltd 3,062
566 Novozymes AS 26
225,554 Nucor Corp 36,986
220,547 e Nutrien Ltd 13,021
1,122 Orica Ltd 11
905,449 Pilbara Minerals Ltd 2,976
27,126 PPG Industries, Inc 4,023
11,927 Royal Gold, Inc 1,369
5,386 Schnitzer Steel Industries, Inc (Class A) 162
584,000 Shin-Etsu Chemical Co Ltd 19,516
62,483 SIG Combibloc Group AG. 1,726
58,204 Sika AG. 16,670
678 Smurfit Kappa Group plc 23
527 Steel Dynamics, Inc 57
152,065 Stora Enso Oyj (R Shares) 1,764
1,346,023 Sumitomo Chemical Co Ltd 4,091
290,200 Sumitomo Metal Mining Co Ltd 9,368
204,476 * Summit Materials, Inc 7,739
312,241 Svenska Cellulosa AB (B Shares) 3,986
3,836 Symrise AG. 402
9,000 Toray Industries, Inc 50
209,511 Umicore S.A. 5,858
25,842 UPM-Kymmene Oyj 770
703 WestRock Co 20

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
148,679 Wheaton Precious Metals Corp $ 6,430
TOTAL MATERIALS 539,699
MEDIA & ENTERTAINMENT - 2.1%
27,309 g Auto Trader Group plc 212
311 * Charter Communications, Inc 114
229,880 * Cinemark Holdings, Inc 3,793
843,216 *,e Clear Channel 1,155
1,489,751 Comcast Corp (Class A) 61,899
177,752 Electronic Arts, Inc 23,054
870 Fox Corp (Class A) 30
409 Fox Corp (Class B) 13
111,679 Gray Television, Inc 880
9,348 * Imax Corp 159
742,910 Informa plc 6,859
140,024 Interpublic Group of Cos, Inc 5,402
14,063 John Wiley & Sons, Inc (Class A) 479
107,601 * Liberty Broadband Corp (Class C) 8,620
40,259 *,e MediaAlpha, Inc 415
178,846 * Netflix, Inc 78,780
15,892 New York Times Co (Class A) 626
7,471 News Corp (Class A) 146
370,300 Nintendo Co Ltd 16,881
268,958 Omnicom Group, Inc 25,591
1,668 Paramount Global (Class B) 27
225,228 Pearson PLC 2,361
730,218 * Pinterest, Inc 19,964
1,571 REA Group Ltd 151
63,263 * ROBLOX Corp 2,550
5,556 * Roku, Inc 355
13,853 Scholastic Corp 539
10,426 Seek Ltd 152
1,560,108 e Sirius XM Holdings, Inc 7,067
29,591 * Snap, Inc 350
196,157 * Take-Two Interactive Software, Inc 28,867
9,574 TEGNA, Inc 156
114,046 * Trade Desk, Inc 8,807
262,895 Universal Music Group NV 5,840
332,691 * Vimeo, Inc 1,371
869,900 Vivendi Universal S.A. 7,986
732,165 * Walt Disney Co 65,368
403,581 * Warner Bros Discovery, Inc 5,061
670,825 WPP plc 7,032
141,261 * Yelp, Inc 5,143
2,388,025 Z Holdings Corp 5,755
151,484 * ZipRecruiter, Inc 2,690
591,692 * ZoomInfo Technologies, Inc 15,023
TOTAL MEDIA & ENTERTAINMENT 427,723
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
179,570 * Adaptive Biotechnologies Corp 1,205
314,801 Agilent Technologies, Inc 37,855
119,809 * Alector, Inc 720
63,186 *,e Allogene Therapeutics, Inc 314
246,141 Amgen, Inc 54,648
54,128 *,e Arcellx, Inc 1,712
48,085 * Arcturus Therapeutics Holdings, Inc 1,379
789,014 Astellas Pharma, Inc 11,750
379,968 AstraZeneca plc 54,470
8,612 AstraZeneca plc (ADR) 616
2,859 *,e Axsome Therapeutics, Inc 205
9,779 * Biogen, Inc 2,786

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
979,039 Bristol-Myers Squibb Co $ 62,610
41,279 *,e Cassava Sciences, Inc 1,012
656,147 Daiichi Sankyo Co Ltd 20,849
282,721 Danaher Corp 67,853
56,108 * DICE Therapeutics, Inc 2,607
199,100 Eisai Co Ltd 13,494
255,061 Eli Lilly & Co 119,618
144,509 *,e Erasca, Inc 399
38,420 * Genmab AS 14,560
463,854 Gilead Sciences, Inc 35,749
1,426,502 GSK plc 25,281
16,584 *,e IGM Biosciences, Inc 153
74,671 * Illumina, Inc 14,000
93,164 * Immunovant, Inc 1,767
122,165 * Intellia Therapeutics, Inc 4,982
22,895 * Intra-Cellular Therapies, Inc 1,450
91,553 * IQVIA Holdings, Inc 20,578
49,200 * IVERIC bio, Inc 1,936
38,791 * Jazz Pharmaceuticals plc 4,809
276,847 Kyowa Hakko Kogyo Co Ltd 5,131
31,433 Lonza Group AG. 18,788
841,898 Merck & Co, Inc 97,147
84,018 Merck KGaA 13,907
8,214 * Mettler-Toledo International, Inc 10,774
62,191 *,e Mirati Therapeutics, Inc 2,247
54,572 * NGM Biopharmaceuticals Inc 141
521,501 Novartis AG. 52,577
402,947 Novo Nordisk AS 65,092
94,187 * Nurix Therapeutics, Inc 941
98,272 *,e Nuvation Bio, Inc 177
275,800 Ono Pharmaceutical Co Ltd 4,976
31,224 *,e Phathom Pharmaceuticals, Inc 447
31,371 Phibro Animal Health Corp 430
170,494 *,e Point Biopharma Global, Inc 1,545
83,677 * Prothena Corp plc 5,713
34,503 * Regeneron Pharmaceuticals, Inc 24,792
47,847 * Revance Therapeutics, Inc 1,211
240,956 *,e Sana Biotechnology, Inc 1,436
101,433 Shionogi & Co Ltd 4,278
137,745 UCB S.A. 12,212
131,076 * Ultragenyx Pharmaceutical, Inc 6,047
25,520 * Waters Corp 6,802
52,236 West Pharmaceutical Services, Inc 19,979
302,292 Zoetis, Inc 52,058
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 990,215
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
2,280,173 Capitaland Investment Ltd 5,602
117,187 * CBRE Group, Inc 9,458
1,100 City Developments Ltd 5
301,100 Daiwa House Industry Co Ltd 7,956
107,194 Deutsche Annington Immobilien SE 2,093
5,328 FirstService Corp 821
1,608 * Howard Hughes Corp 127
1,600 e Hulic Co Ltd 14
8,252 * Jones Lang LaSalle, Inc 1,286
22,997 LEG Immobilien AG. 1,327
505,854 Lend Lease Corp Ltd 2,625
469,872 Mitsubishi Estate Co Ltd 5,582
359,317 Mitsui Fudosan Co Ltd 7,162
237,484 * Realogy Holdings Corp 1,586
2,740 RMR Group, Inc 63

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
604,000 Swire Pacific Ltd (Class A) $ 4,640
1,367,000 Swire Properties Ltd 3,368
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 53,715
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
14,700 Advantest Corp 1,980
449,175 Applied Materials, Inc 64,924
96,641 ASML Holding NV 70,097
28,520 * Cirrus Logic, Inc 2,310
92,866 * First Solar, Inc 17,653
1,972,997 Intel Corp 65,977
87,927 Lam Research Corp 56,525
548,868 Marvell Technology, Inc 32,811
33,669 * Nanometrics, Inc 3,921
562,075 NVIDIA Corp 237,769
2,199 NXP Semiconductors NV 450
222,684 * Rambus, Inc 14,290
855,444 * Renesas Electronics Corp 16,144
25,157 * Silicon Laboratories, Inc 3,968
393,016 Texas Instruments, Inc 70,751
166,400 Tokyo Electron Ltd 23,966
165,669 *,e Wolfspeed, Inc 9,210
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 692,746
SOFTWARE & SERVICES - 7.1%
248,178 e Accenture plc 76,583
173,946 * Adobe, Inc 85,058
77,777 * Akamai Technologies, Inc 6,990
12,317 * Ansys, Inc 4,068
229,298 * Autodesk, Inc 46,917
428 * Black Knight, Inc 26
35,621 * Blackline, Inc 1,917
188,659 * Cadence Design Systems, Inc 44,244
381 * Ceridian HCM Holding, Inc 26
358,410 Dassault Systemes SE 15,881
129,926 Dolby Laboratories, Inc (Class A) 10,872
488,143 * DXC Technology Co 13,043
8,163 * Fair Isaac Corp 6,606
97,800 Fujitsu Ltd 12,663
1,601 Gen Digital, Inc 30
4,308 * HubSpot, Inc 2,292
30,289 * Intapp, Inc 1,269
21,959 InterDigital, Inc 2,120
469,889 International Business Machines Corp 62,876
142,253 Intuit, Inc 65,179
1,574,026 Microsoft Corp 536,019
265,881 NEC Corp 12,899
88,304 * New Relic, Inc 5,779
196,400 Nomura Research Institute Ltd 5,426
169,763 * Nutanix, Inc 4,762
6,151 * OneSpan, Inc 91
165,017 Open Text Corp (Toronto) 6,864
309 * PTC, Inc 44
37,798 * Rapid7, Inc 1,711
366,095 * Salesforce, Inc 77,341
291,413 SAP AG. 39,809
112,484 * ServiceNow, Inc 63,213
387,727 * Shopify, Inc (Class A) 25,059
451 * Splunk, Inc 48
76,510 * SPS Commerce, Inc 14,694
40,900 Sumisho Computer Systems Corp 644
113,078 * Synopsys, Inc 49,235

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
79,848 * Teradata Corp $ 4,265
293,537 * VMware, Inc (Class A) 42,178
178,295 Wisetech Global Ltd 9,563
224,996 * Workday, Inc 50,824
107,299 * Xero Ltd 8,597
34,711 * Xperi, Inc 456
TOTAL SOFTWARE & SERVICES 1,418,181
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
198,043 Avnet, Inc 9,991
3,200 Azbil Corp 101
61,095 Badger Meter, Inc 9,015
79,361 Benchmark Electronics, Inc 2,050
179,426 * Ciena Corp 7,624
1,592,267 Cisco Systems, Inc 82,384
70,274 CTS Corp 2,996
58,624 * ePlus, Inc 3,301
80,063 * Fabrinet 10,399
36,066 * FARO Technologies, Inc 584
232,200 Fujifilm Holdings Corp 13,835
190,894 *,e Harmonic, Inc 3,087
2,347,624 Hewlett Packard Enterprise Co 39,440
1,477,774 HP, Inc 45,382
29,100 Ibiden Co Ltd 1,656
68,511 * Insight Enterprises, Inc 10,026
36,539 * Itron, Inc 2,634
263,557 * Keysight Technologies, Inc 44,133
39,615 * Kimball Electronics, Inc 1,095
199,997 * Knowles Corp 3,612
17,609 *,e Lumentum Holdings, Inc 999
8,736 Methode Electronics, Inc 293
400,541 *,e Microvision, Inc 1,835
310,088 * Mirion Technologies, Inc 2,620
295,335 Murata Manufacturing Co Ltd 16,964
276,262 National Instruments Corp 15,857
36,422 * Netgear, Inc 516
19,857 * Novanta, Inc 3,656
46,700 Omron Corp 2,867
33,253 * OSI Systems, Inc 3,918
58,247 *,e PAR Technology Corp 1,918
55,735 * Plexus Corp 5,475
64,222 * Ribbon Communications, Inc 179
40,576 * Rogers Corp 6,571
151,655 Shimadzu Corp 4,687
140,100 TDK Corp 5,465
528,603 * Trimble Inc 27,984
22,191 * Vishay Precision Group, Inc 824
344,264 Vontier Corp 11,089
247,981 Xerox Holdings Corp 3,692
632 Yokogawa Electric Corp 12
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 410,766
TELECOMMUNICATION SERVICES - 0.9%
47,068 * Bandwidth Inc 644
6,028,660 BT Group plc 9,381
393 Elisa Oyj (Series A) 21
10,000 HKT Trust and HKT Ltd 12
214,328 Iridium Communications, Inc 13,314
610,632 KDDI Corp 18,858
555,864 Koninklijke KPN NV 1,984
2,960 * Liberty Global plc (Class A) 50
7,192 * Liberty Global plc (Class C) 128

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,209,705 Orange S. A. $ 14,137
192,748 Rogers Communications, Inc (Class B) 8,794
1,298,600 Softbank Corp 13,876
15,375 Swisscom AG. 9,596
8,252 Tele2 AB (B Shares) 68
5,177 Telecom Corp of New Zealand Ltd 16
588,810 Telefonica Deutschland Holding AG. 1,657
131,695 Telenor ASA 1,335
1,677,759 TeliaSonera AB 3,681
1,675,158 Telstra Corp Ltd 4,806
139,183 e TELUS Corp 2,709
1,821,347 Verizon Communications, Inc 67,736
13,012,801 Vodafone Group plc 12,269
TOTAL TELECOMMUNICATION SERVICES 185,072
TRANSPORTATION - 1.9%
195,400 * All Nippon Airways Co Ltd 4,655
243 AMERCO 12
54,722 ArcBest Corp 5,407
826,370 * Auckland International Airport Ltd 4,343
620,413 Aurizon Holdings Ltd 1,623
204,596 Canadian National Railway Co 24,776
74,639 CH Robinson Worldwide, Inc 7,042
1,642,486 CSX Corp 56,009
1,018,639 * Delta Air Lines, Inc 48,426
236,800 East Japan Railway Co 13,131
141,546 Expeditors International of Washington, Inc 17,146
270,700 Hankyu Hanshin Holdings, Inc 8,950
284 Keio Corp 9
24,300 Kintetsu Corp 842
46,172 Kuehne & Nagel International AG. 13,677
459 Landstar System, Inc 88
1,923,364 MTR Corp 8,854
87,913 Nippon Express Holdings, Inc 4,959
279,975 e Nippon Yusen Kabushiki Kaisha 6,218
147,464 Norfolk Southern Corp 33,439
71,599 Old Dominion Freight Line 26,474
101,200 SG Holdings Co Ltd 1,444
1,469 Tokyu Corp 18
1,653,344 Transurban Group 15,742
344,990 United Parcel Service, Inc (Class B) 61,839
172,207 West Japan Railway Co 7,162
TOTAL TRANSPORTATION 372,285
UTILITIES - 1.6%
1,850 e Algonquin Power & Utilities Corp 15
689 Alliant Energy Corp 36
387,612 American Electric Power Co, Inc 32,637
500,415 APA Group 3,238
1,375,000 CLP Holdings Ltd 10,709
797 CMS Energy Corp 47
196,898 Consolidated Edison, Inc 17,800
28,672 DTE Energy Co 3,154
3,224,158 Enel S.p.A. 21,739
911,108 Energias de Portugal S.A. 4,453
689 Essential Utilities Inc 27
104,307 Eversource Energy 7,397
118,617 e Fortis, Inc 5,112
911 Hydro One Ltd 26
2,009,802 Iberdrola S.A. 26,246
149,054 Mercury NZ Ltd 596
502,825 Meridian Energy Ltd 1,732

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,254,956 National Grid plc $ 16,639
172,595 e Naturgy Energy Group S.A. 5,145
881,879 NextEra Energy, Inc 65,435
1,123 NiSource, Inc 31
746,374 Origin Energy Ltd 4,195
71,839 Orsted AS 6,810
145,500 Osaka Gas Co Ltd 2,230
1,123 e Red Electrica Corp S.A. 19
492,137 Scottish & Southern Energy plc 11,541
701,879 Southern Co 49,307
181,100 Tokyo Gas Co Ltd 3,951
38,924 UGI Corp 1,050
157,942 WEC Energy Group, Inc 13,937
254,529 Xcel Energy, Inc 15,824
TOTAL UTILITIES 331,078
TOTAL COMMON STOCKS 11,999,076
(Cost $9,898,439)
PREFERRED STOCKS - 0.2%
INSURANCE - 0.0%
178,941 e Assurant, Inc 3,375
TOTAL INSURANCE 3,375
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 Brookfield Property Partners LP 5,308
681,850 Brookfield Property Partners LP 9,375
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,683
UTILITIES - 0.1%
490,000 e Brookfield Infrastructure Partners LP 9,320
308,000 Brookfield Renewable Partners LP 6,151
TOTAL UTILITIES 15,471
TOTAL PREFERRED STOCKS 33,529
(Cost $51,220)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 † ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 19,861,370
(Cost $18,465,965)

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/16/23 $ 4,970
10,000,000 FHLB 0 .000 08/23/23 9,931
5,000,000 FHLB 0 .000 08/30/23 4,961
5,000,000 FHLB 0 .000 09/01/23 4,959
10,000,000 FHLB 0 .000 09/15/23 9,899
10,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 9,998
TOTAL GOVERNMENT AGENCY DEBT 44,718
REPURCHASE AGREEMENT - 0.7%
148,995,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 148,995
TOTAL REPURCHASE AGREEMENT 148,995
TOTAL SHORT-TERM INVESTMENTS 193,713
(Cost $193,695)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
156,230,001 c State Street Navigator Securities Lending Government Money Market Portfolio 5 .110 156,230
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 156,230
(Cost $156,230)
TOTAL INVESTMENTS - 100.6% 20,211,313
(Cost $18,815,890)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (124,163)
NET ASSETS - 100.0% $20,087,150
ADR American Depositary Receipt
AVG Average
CLP Chilean Peso
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $178,442,691.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $148,995,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rates 2.250%–4.500% and maturity dates 8/15/39–5/15/41, valued at $151,974,906.

CREF Social Choice Account June 30, 2023

Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,518 EUR 5,919 Citibank N.A. 07/14/23   $ 54
EUR Euro

Portfolio of Investments
CREF Money Market Account June 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT - 35.6%
$ 8,164,000 Federal Agricultural Mortgage Corp (FAMC) 2 .060% 07/12/23 $ 8,157
42,000,000 Federal Farm Credit Discount Note 0 .000 10/16/23 41,388
205,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/07/23 204,836
6,965,000 FHLB 0 .000 07/14/23 6,952
40,975,000 FHLB 0 .000 07/21/23 40,859
4,000,000 FHLB 0 .000 07/26/23 3,986
3,000,000 FHLB 0 .000 08/15/23 2,981
82,000,000 FHLB 0 .000 08/16/23 81,499
81,750,000 FHLB 0 .000 08/18/23 81,205
20,375,000 FHLB 0 .000 08/30/23 20,206
226,500,000 FHLB 0 .000 09/01/23 224,555
150,500,000 FHLB 0 .000 09/08/23 149,058
264,500,000 FHLB 0 .000 09/13/23 261,733
34,715,000 FHLB 0 .000 09/15/23 34,337
61,500,000 FHLB 0 .000 09/20/23 60,781
600,000 FHLB 0 .000 09/21/23 593
165,000,000 FHLB 0 .000 09/28/23 162,952
232,850,000 FHLB 0 .000 10/11/23 229,580
266,450,000 FHLB 0 .000 10/13/23 262,723
350,800,000 FHLB 0 .000 10/18/23 345,592
441,150,000 FHLB 0 .001 10/20/23 434,487
141,000,000 FHLB 0 .000 10/25/23 138,762
162,125,000 FHLB 0 .000 10/27/23 159,500
9,850,000 FHLB 0 .530 11/24/23 9,676
39,725,000 FHLB 0 .000 02/08/24 38,554
38,375,000 FHLB 0 .000 02/09/24 37,239
50,000,000 FHLB 0 .001 02/15/24 48,399
42,000,000 FHLB 0 .000 03/06/24 40,527
1,000,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 999
108,000,000 Tennessee Valley Authority (TVA) 0 .000 07/12/23 107,833
TOTAL GOVERNMENT AGENCY DEBT 3,239,949
REPURCHASE AGREEMENT - 33.1%
3,015,021,000
r
Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 3,015,021
TOTAL REPURCHASE AGREEMENT 3,015,021
TREASURY DEBT - 9.8%
163,675,000 United States Treasury Bill 0 .000 07/06/23 163,560
81,750,000 United States Treasury Bill 0 .000 07/20/23 81,528
163,000,000 United States Treasury Bill 0 .000 08/03/23 162,243
161,375,000 United States Treasury Bill 0 .000 08/08/23 160,502
81,950,000 United States Treasury Bill 0 .000 08/22/23 81,343
162,750,000 United States Treasury Bill 0 .000 08/29/23 161,460
80,475,000 United States Treasury Bill 0 .000 09/28/23 79,443
TOTAL TREASURY DEBT 890,079
VARIABLE RATE SECURITIES - 23.1%
20,410,000
i
Federal Agricultural Mortgage Corp (FAMC)
SOFR + 0.060%
5 .120 09/15/23 20,410
16,775,000
i
FAMC
SOFR + 0.100%
5 .160 02/12/24 16,777
21,250,000
i
Federal Farm Credit Bank (FFCB)
SOFR + 0.035%
5 .095 07/12/23 21,250
127,600,000
i
FFCB
SOFR + 0.018%
5 .078 07/13/23 127,599
63,100,000
i
FFCB
SOFR + 0.040%
5 .100 08/17/23 63,100
39,150,000
i
FFCB
SOFR + 0.030%
5 .090 08/28/23 39,150
25,450,000
i
FFCB
SOFR + 0.050%
5 .110 09/15/23 25,450
10,400,000
i
FFCB
SOFR + 0.040%
5 .100 09/20/23 10,400
12,850,000
i
FFCB
SOFR + 0.025%
5 .085 09/27/23 12,850
14,800,000
i
FFCB
SOFR + 0.045%
5 .105 10/16/23 14,800
13,700,000
i
FFCB
SOFR + 0.025%
5 .085 10/27/23 13,700
1,700,000
i
FFCB
SOFR + 0.135%
5 .195 11/06/23 1,701

CREF Money Market Account June 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,250,000
i
FFCB
SOFR + 0.025%
5 .085% 11/30/23 $ 4,249
13,525,000
i
FFCB
SOFR + 0.120%
5 .180 01/22/24 13,530
41,950,000
i
FFCB
SOFR + 0.040%
5 .100 02/09/24 41,949
12,625,000
i
FFCB
SOFR + 0.045%
5 .105 02/20/24 12,625
4,200,000
i
FFCB
SOFR + 0.040%
5 .100 03/04/24 4,200
14,250,000
i
FFCB
SOFR + 0.050%
5 .110 04/12/24 14,250
42,000,000
i
Federal Home Loan Bank (FHLB)
SOFR + 0.060%
5 .120 07/03/23 42,000
81,500,000
i
FHLB
SOFR + 0.085%
5 .145 07/03/23 81,500
81,500,000
i
FHLB
SOFR + 0.050%
5 .110 08/01/23 81,500
78,500,000
i
FHLB
SOFR + 0.060%
5 .120 08/01/23 78,500
42,500,000
i
FHLB
SOFR + 0.030%
5 .090 08/11/23 42,500
41,000,000
i
FHLB
SOFR + 0.090%
5 .150 08/15/23 41,000
122,450,000
i
FHLB
SOFR + 0.050%
5 .110 08/29/23 122,450
121,800,000
i
FHLB
SOFR + 0.060%
5 .120 09/05/23 121,800
81,500,000
i
FHLB
SOFR + 0.025%
5 .085 09/11/23 81,500
60,000,000
i
FHLB
SOFR + 0.030%
5 .090 09/20/23 60,000
82,000,000
i
FHLB
SOFR + 0.030%
5 .090 09/25/23 82,000
41,500,000
i
FHLB
SOFR + 0.030%
5 .090 09/25/23 41,500
61,000,000
i
FHLB
SOFR + 0.040%
5 .100 09/26/23 61,000
204,750,000
i
FHLB
SOFR + 0.020%
5 .080 10/03/23 204,750
81,750,000
i
FHLB
SOFR + 0.025%
5 .085 10/03/23 81,750
81,250,000
i
FHLB
SOFR + 0.025%
5 .085 10/27/23 81,250
41,000,000
i
FHLB
SOFR + 0.025%
5 .085 11/01/23 41,000
80,500,000
i
FHLB
SOFR + 0.040%
5 .100 11/17/23 80,500
40,965,000
i
FHLB
SOFR + 0.080%
5 .140 11/29/23 40,965
65,500,000
i
FHLB
SOFR + 0.090%
5 .150 12/05/23 65,500
30,625,000
i
FHLB
SOFR + 0.070%
5 .130 12/14/23 30,620
81,900,000
i
United States Treasury Floating Rate Note
US Treasury Bill 3 M + 0.035%
5 .284 10/31/23 81,892
TOTAL VARIABLE RATE SECURITIES 2,103,467
TOTAL SHORT-TERM INVESTMENTS 9,248,516
(Cost $9,248,516)
TOTAL INVESTMENTS - 101.6% 9,248,516
(Cost $9,248,516)
OTHER ASSETS & LIABILITIES, NET - (1.6)% (144,147)
NET ASSETS - 100.0% $9,104,369
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $3,015,021,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rates 0.375%–4.500% and maturity dates 7/31/27–8/15/39, valued at $3,075,321,462.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: August 17, 2023	COLLEGE RETIREMENT EQUITIES FUND

	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 17, 2023	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer
(principal executive officer)

Dated: August 17, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)